UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                           Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

                        Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: October 1, 2018 to March 31, 2019

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

Semi-Annual Report

March 31, 2019 (Unaudited)

AQR Large Cap Multi-Style Fund

AQR Small Cap Multi-Style Fund

AQR International Multi-Style Fund

AQR Emerging Multi-Style Fund

AQR TM Large Cap Multi-Style Fund

AQR TM Small Cap Multi-Style Fund

AQR TM International Multi-Style Fund

AQR TM Emerging Multi-Style Fund

AQR Large Cap Momentum Style Fund

AQR Small Cap Momentum Style Fund

AQR International Momentum Style Fund

AQR TM Large Cap Momentum Style Fund

AQR TM Small Cap Momentum Style Fund

AQR TM International Momentum Style Fund

AQR Large Cap Defensive Style Fund

AQR International Defensive Style Fund

AQR Emerging Defensive Style Fund

AQR Global Equity Fund

AQR International Equity Fund

AQR Large Cap Relaxed Constraint Equity Fund

AQR Small Cap Relaxed Constraint Equity Fund

AQR International Relaxed Constraint Equity Fund

AQR Emerging Relaxed Constraint Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all AQR Funds held in your account if you invest through a financial intermediary.

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.6%

Aerospace & Defense - 3.5%
Boeing Co. (The)	36,527	$13,932,128
Curtiss-Wright Corp.	17,408	1,973,023
Huntington Ingalls Industries, Inc.	50,552	10,474,375
L3 Technologies, Inc.	4,789	988,306
Raytheon Co.	40,515	7,376,971
Spirit AeroSystems Holdings, Inc., Class A	56,422	5,164,306
Teledyne Technologies, Inc. *	22,116	5,241,713
Textron, Inc.	170,043	8,614,378

		53,765,200

Airlines - 1.6%
JetBlue Airways Corp. *	374,234	6,122,468
Southwest Airlines Co.	19,918	1,033,944
United Continental Holdings, Inc. *	228,391	18,221,034

		25,377,446

Banks - 4.3%
Bank of America Corp.	16,426	453,193
BB&T Corp.	18,632	866,947
Citigroup, Inc.	142,956	8,894,722
Fifth Third Bancorp	110,423	2,784,868
JPMorgan Chase & Co.	259,999	26,319,699
Popular, Inc.	163,691	8,533,212
SunTrust Banks, Inc.	25,711	1,523,377
TCF Financial Corp.	128,864	2,666,196
US Bancorp	62,367	3,005,466
Wells Fargo & Co.	223,191	10,784,589

		65,832,269

Biotechnology - 4.5%
AbbVie, Inc.	95,631	7,706,902
Alexion Pharmaceuticals, Inc. *	3,435	464,343
Amgen, Inc.	34,578	6,569,128
Biogen, Inc. *	51,990	12,289,396
Celgene Corp. *	33,773	3,186,145
Exelixis, Inc. *	939,032	22,348,962
Gilead Sciences, Inc.	82,352	5,353,704
Ionis Pharmaceuticals, Inc. *	49,659	4,030,821
United Therapeutics Corp. *	68,652	8,057,685

		70,007,086

Capital Markets - 1.1%
Ameriprise Financial, Inc.	57,101	7,314,638
Bank of New York Mellon Corp. (The)	31,477	1,587,385
CME Group, Inc.	47,247	7,775,911
Evercore, Inc., Class A	5,579	507,689

		17,185,623

Chemicals - 1.2%
LyondellBasell Industries NV, Class A	215,346	18,106,292

Commercial Services & Supplies - 0.9%
Cintas Corp.	4,797	969,522
Copart, Inc. *	27,994	1,696,156
Rollins, Inc.	13,653	568,238
Waste Management, Inc.	108,604	11,285,042

		14,518,958

INVESTMENTS	SHARES	VALUE
Communications Equipment - 2.1%
Cisco Systems, Inc.	459,123	$24,788,051
F5 Networks, Inc. *	29,407	4,614,840
Ubiquiti Networks, Inc.	20,334	3,044,203

		32,447,094

Consumer Finance - 0.3%
Credit Acceptance Corp. *	6,587	2,976,863
OneMain Holdings, Inc.	13,593	431,578
Santander Consumer USA Holdings, Inc.	45,843	968,662

		4,377,103

Distributors - 0.1%
LKQ Corp. *	30,523	866,243

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B	3,126	2,135,621
H&R Block, Inc.	21,276	509,347
ServiceMaster Global Holdings, Inc. *	42,306	1,975,690

		4,620,658

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *	109,722	22,042,053

Diversified Telecommunication Services - 0.0% (a)
Verizon Communications, Inc.	9,642	570,131

Electric Utilities - 2.1%
American Electric Power Co., Inc.	11,160	934,650
Exelon Corp.	510,216	25,577,128
Pinnacle West Capital Corp.	65,898	6,298,531

		32,810,309

Electrical Equipment - 0.3%
Eaton Corp. plc	63,220	5,093,003

Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics, Inc. *	33,652	2,593,223
CDW Corp.	76,100	7,333,757
FLIR Systems, Inc.	63,575	3,024,898
Jabil, Inc.	26,918	715,750
Zebra Technologies Corp., Class A *	49,930	10,461,833

		24,129,461

Entertainment - 1.2%
Electronic Arts, Inc. *	7,437	755,822
Viacom, Inc., Class B	384,678	10,797,912
Walt Disney Co. (The)	58,693	6,516,684

		18,070,418

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	54,282	13,143,844
Kroger Co. (The)	452,599	11,133,935
Walmart, Inc.	49,055	4,784,334

		29,062,113

Food Products - 1.5%
Archer-Daniels-Midland Co.	153,354	6,614,158
Pilgrim’s Pride Corp. *	174,451	3,888,513
Tyson Foods, Inc., Class A	187,806	13,039,370

		23,542,041

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	82,953	$6,631,263
Baxter International, Inc.	100,627	8,181,981
Danaher Corp.	147,142	19,425,687
Edwards Lifesciences Corp. *	2,626	502,432
Medtronic plc	88,396	8,051,108

		42,792,471

Health Care Providers & Services - 4.0%
Anthem, Inc.	38,526	11,056,192
Cigna Corp.	44,384	7,137,835
HCA Healthcare, Inc.	120,006	15,646,382
Humana, Inc.	36,454	9,696,764
Laboratory Corp. of America Holdings *	22,875	3,499,418
MEDNAX, Inc. *	56,002	1,521,574
Molina Healthcare, Inc. *	38,293	5,436,074
UnitedHealth Group, Inc.	7,470	1,847,032
Universal Health Services, Inc., Class B	50,562	6,763,679

		62,604,950

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	41,783	2,119,234
Darden Restaurants, Inc.	105,950	12,869,746
Las Vegas Sands Corp.	10,037	611,856
Norwegian Cruise Line Holdings Ltd. *	120,658	6,631,364
Starbucks Corp.	37,998	2,824,771

		25,056,971

Household Durables - 0.3%
PulteGroup, Inc.	154,435	4,318,003

Household Products - 0.3%
Procter & Gamble Co. (The)	41,302	4,297,473

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	45,975	1,196,729

Insurance - 6.0%
Aflac, Inc.	137,078	6,853,900
Allstate Corp. (The)	239,582	22,563,833
American Financial Group, Inc.	48,251	4,642,229
Assured Guaranty Ltd.	173,653	7,715,403
Athene Holding Ltd., Class A *	140,074	5,715,019
Brighthouse Financial, Inc. *	11,374	412,762
CNA Financial Corp.	19,946	864,659
Everest Re Group Ltd.	54,381	11,744,121
First American Financial Corp.	91,556	4,715,134
Old Republic International Corp.	140,012	2,929,051
Progressive Corp. (The)	41,203	2,970,324
Reinsurance Group of America, Inc.	54,703	7,766,732
Travelers Cos., Inc. (The)	101,413	13,909,807

		92,802,974

Interactive Media & Services - 6.2%
Alphabet, Inc., Class A *	25,158	29,608,199
Alphabet, Inc., Class C *	17,315	20,315,863
Facebook, Inc., Class A *	194,962	32,498,216
IAC/InterActiveCorp *	11,187	2,350,500
Match Group, Inc.	15,735	890,758
TripAdvisor, Inc. *	136,884	7,042,682

INVESTMENTS	SHARES	VALUE
Interactive Media & Services - 6.2% (continued)
Twitter, Inc. *	97,942	$3,220,333

		95,926,551

Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. *	17,754	31,615,436
Booking Holdings, Inc. *	691	1,205,733
Qurate Retail, Inc. *	46,579	744,332

		33,565,501

IT Services - 3.5%
Accenture plc, Class A	16,917	2,977,730
Akamai Technologies, Inc. *	158,296	11,351,406
Booz Allen Hamilton Holding Corp.	79,748	4,636,549
Broadridge Financial Solutions, Inc.	9,439	978,730
Cognizant Technology Solutions Corp., Class A	116,672	8,452,887
DXC Technology Co.	130,656	8,402,487
International Business Machines Corp.	56,425	7,961,568
Okta, Inc. *	5,570	460,806
VeriSign, Inc. *	17,106	3,105,765
Visa, Inc., Class A	19,652	3,069,446
Worldpay, Inc. *	17,300	1,963,550

		53,360,924

Life Sciences Tools & Services - 3.4%
Charles River Laboratories International, Inc. *	68,986	10,020,217
IQVIA Holdings, Inc. *	100,726	14,489,435
PRA Health Sciences, Inc. *	30,010	3,309,803
QIAGEN NV *	34,752	1,413,711
Thermo Fisher Scientific, Inc.	82,559	22,598,049

		51,831,215

Machinery - 0.6%
Allison Transmission Holdings, Inc.	72,855	3,272,647
Cummins, Inc.	2,936	463,506
Oshkosh Corp.	78,329	5,884,858

		9,621,011

Media - 0.8%
AMC Networks, Inc., Class A *	103,282	5,862,286
Comcast Corp., Class A	67,372	2,693,533
Discovery, Inc., Class A *	72,697	1,964,273
Fox Corp., Class A *	25,025	918,668
Fox Corp., Class B *	9,205	330,275

		11,769,035

Multiline Retail - 1.3%
Kohl’s Corp.	221,288	15,217,976
Target Corp.	57,843	4,642,479

		19,860,455

Multi-Utilities - 2.3%
Ameren Corp.	210,073	15,450,869
Consolidated Edison, Inc.	151,324	12,833,789
DTE Energy Co.	19,956	2,489,311
Public Service Enterprise Group, Inc.	80,361	4,774,247

		35,548,216

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.6%
HollyFrontier Corp.	302,871	$14,922,454
PBF Energy, Inc., Class A	267,449	8,328,362
Pioneer Natural Resources Co.	10,426	1,587,671

		24,838,487

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	16,214	2,684,228
Nu Skin Enterprises, Inc., Class A	10,808	517,271

		3,201,499

Pharmaceuticals - 4.8%
Eli Lilly & Co.	34,757	4,510,068
Jazz Pharmaceuticals plc *	16,896	2,415,283
Johnson & Johnson	122,504	17,124,834
Merck & Co., Inc.	233,913	19,454,544
Mylan NV *	173,852	4,926,966
Pfizer, Inc.	513,384	21,803,419
Zoetis, Inc.	34,871	3,510,464

		73,745,578

Professional Services - 0.7%
Robert Half International, Inc.	163,439	10,649,685

Road & Rail - 0.3%
AMERCO	1,585	588,843
CSX Corp.	28,278	2,115,760
Landstar System, Inc.	9,443	1,032,970
Schneider National, Inc., Class B	22,112	465,458

		4,203,031

Semiconductors & Semiconductor Equipment - 5.3%
Broadcom, Inc.	6,507	1,956,720
Intel Corp.	611,947	32,861,554
Lam Research Corp.	55,200	9,881,352
Micron Technology, Inc. *	622,157	25,713,749
ON Semiconductor Corp. *	180,053	3,703,690
Skyworks Solutions, Inc.	8,973	740,093
Texas Instruments, Inc.	34,616	3,671,719
Xilinx, Inc.	21,041	2,667,788

		81,196,665

Software - 8.5%
Adobe, Inc. *	53,365	14,221,239
Cadence Design Systems, Inc. *	137,875	8,756,441
Fortinet, Inc. *	99,751	8,376,091
Manhattan Associates, Inc. *	50,181	2,765,475
Microsoft Corp.	593,591	70,008,123
Oracle Corp.	223,198	11,987,965
Paycom Software, Inc. *	22,510	4,257,316
Red Hat, Inc. *	11,786	2,153,302
Symantec Corp.	51,423	1,182,215
VMware, Inc., Class A	46,299	8,357,432

		132,065,599

Specialty Retail - 3.8%
Advance Auto Parts, Inc.	17,259	2,943,177
Dick’s Sporting Goods, Inc.	355,729	13,094,385
Foot Locker, Inc.	240,548	14,577,209
Gap, Inc. (The)	125,133	3,275,982
TJX Cos., Inc. (The)	163,582	8,704,198

INVESTMENTS	SHARES	VALUE
Specialty Retail - 3.8% (continued)
Urban Outfitters, Inc. *	284,934	$8,445,444
Williams-Sonoma, Inc.	145,772	8,202,590

		59,242,985

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	246,023	46,732,069
HP, Inc.	84,044	1,632,975
Xerox Corp.	64,681	2,068,498

		50,433,542

Textiles, Apparel & Luxury Goods - 2.7%
Capri Holdings Ltd. *	124,412	5,691,849
Columbia Sportswear Co.	15,250	1,588,745
Lululemon Athletica, Inc. *	71,494	11,715,722
NIKE, Inc., Class B	164,074	13,816,671
Ralph Lauren Corp.	45,613	5,915,094
Skechers U.S.A., Inc., Class A *	101,153	3,399,752

		42,127,833

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	31,509	364,559

Tobacco - 1.0%
Altria Group, Inc.	127,125	7,300,789
Philip Morris International, Inc.	100,862	8,915,192

		16,215,981

Trading Companies & Distributors - 0.1%
Air Lease Corp.	58,072	1,994,773

Transportation Infrastructure - 0.0% (a)
Macquarie Infrastructure Corp.	14,016	577,740

TOTAL COMMON STOCKS (Cost $1,232,982,151)		1,507,833,937

SHORT-TERM INVESTMENTS - 2.4%
INVESTMENT COMPANIES - 2.4%
Limited Purpose Cash Investment Fund, 2.43% (b)
(Cost $37,548,475)	37,552,230	37,548,475

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.0% (Cost $1,270,530,626)		1,545,382,412

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (a)(c)		202,260

NET ASSETS - 100.0%		$1,545,584,672

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$126,336,135	8.2%
Consumer Discretionary	189,658,648	12.3
Consumer Staples	76,319,107	4.9
Energy	24,838,487	1.6
Financials	202,604,582	13.1
Health Care	300,981,300	19.5
Industrials	125,800,846	8.1
Information Technology	373,633,286	24.2
Materials	18,106,292	1.2
Utilities	69,555,254	4.5
Short-Term Investments	37,548,475	2.4

Total Investments In Securities At Value	1,545,382,412	100.0
Other Assets in Excess of Liabilities (c)	202,260	0.0 (a)

Net Assets	$1,545,584,672	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of March 31, 2019.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4)

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	217	6/2019	USD	$30,790,130	$769,824

					$769,824

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$843,939	$843,939

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.3%

Aerospace & Defense - 1.1%
AAR Corp.	7,851	$255,236
Aerovironment, Inc. *	9,132	624,720
Axon Enterprise, Inc. *	36,196	1,969,424
Ducommun, Inc. *	7,005	304,858
Maxar Technologies, Inc. (a)	34,709	139,530
Moog, Inc., Class A	17,130	1,489,453
National Presto Industries, Inc. (a)	7,871	854,397
Vectrus, Inc. *	58,328	1,550,942

		7,188,560

Air Freight & Logistics - 0.2%
Hub Group, Inc., Class A *	34,096	1,392,822

Airlines - 0.5%
Allegiant Travel Co.	5,157	667,677
Hawaiian Holdings, Inc.	18,265	479,456
SkyWest, Inc.	18,911	1,026,678
Spirit Airlines, Inc. *	22,895	1,210,230

		3,384,041

Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc. *	96,333	1,378,525
Stoneridge, Inc. *	26,763	772,380
Tenneco, Inc., Class A	9,308	206,265
Tower International, Inc.	23,581	495,909

		2,853,079

Automobiles - 0.1%
Winnebago Industries, Inc.	21,124	658,013

Banks - 5.0%
1st Source Corp.	11,573	519,743
BancFirst Corp.	7,570	394,775
Brookline Bancorp, Inc.	19,117	275,285
Cathay General Bancorp	80,018	2,713,410
Chemical Financial Corp.	22,346	919,761
City Holding Co.	2,849	217,065
Community Trust Bancorp, Inc.	6,423	263,728
Customers Bancorp, Inc. *	12,601	230,724
Enterprise Financial Services Corp.	20,976	855,192
Fidelity Southern Corp.	18,956	519,205
Fifth Third Bancorp	41,369	1,043,326
First Bancorp/PR	52,065	596,665
First Busey Corp.	8,773	214,061
First Interstate BancSystem, Inc., Class A	51,419	2,047,505
First Merchants Corp.	46,295	1,705,971
First Midwest Bancorp, Inc.	13,483	275,862
Flushing Financial Corp.	10,701	234,673
Fulton Financial Corp.	94,641	1,465,043
Great Southern Bancorp, Inc.	13,741	713,158
Great Western Bancorp, Inc.	83,676	2,643,325
Hancock Whitney Corp.	45,124	1,823,010
Heartland Financial USA, Inc.	16,109	687,049
Hope Bancorp, Inc.	24,800	324,384
Independent Bank Corp./MA	7,609	616,405
International Bancshares Corp.	72,775	2,767,633
LegacyTexas Financial Group, Inc.	4,757	177,864

INVESTMENTS	SHARES	VALUE

Banks - 5.0% (continued)
Live Oak Bancshares, Inc.	19,915	$290,958
Midland States Bancorp, Inc.	9,609	231,193
NBT Bancorp, Inc.	27,750	999,277
OFG Bancorp	85,367	1,689,413
Old National Bancorp	17,512	287,197
Park National Corp.	3,124	295,999
Preferred Bank	6,179	277,870
Renasant Corp.	8,581	290,467
S&T Bancorp, Inc.	9,317	368,301
Sandy Spring Bancorp, Inc.	7,575	236,946
ServisFirst Bancshares, Inc.	15,655	528,513
Simmons First National Corp., Class A	12,163	297,750
Stock Yards Bancorp, Inc.	6,968	235,588
Tompkins Financial Corp.	2,852	216,952
TriCo Bancshares	6,437	252,910
Trustmark Corp.	20,811	699,874
WesBanco, Inc.	10,629	422,503

		31,866,533

Beverages - 1.3%
Boston Beer Co., Inc. (The), Class A *	17,343	5,111,502
Coca-Cola Consolidated, Inc. (a)	3,762	1,082,816
National Beverage Corp. (a)	32,450	1,873,339

		8,067,657

Biotechnology - 6.9%
ACADIA Pharmaceuticals, Inc. *	30,025	806,171
Amicus Therapeutics, Inc. *	61,340	834,224
Anika Therapeutics, Inc. *	8,499	257,010
Arena Pharmaceuticals, Inc. *	15,804	708,493
Array BioPharma, Inc. *	62,800	1,531,064
Arrowhead Pharmaceuticals, Inc. *	112,712	2,068,265
BioSpecifics Technologies Corp. *	10,707	667,367
Calithera Biosciences, Inc. *	44,260	298,312
CareDx, Inc. *	55,221	1,740,566
Concert Pharmaceuticals, Inc. *	18,280	220,640
Eagle Pharmaceuticals, Inc. *	36,917	1,863,939
Emergent BioSolutions, Inc. *	88,167	4,454,197
Enanta Pharmaceuticals, Inc. *	45,878	4,382,267
Genomic Health, Inc. *	41,058	2,876,113
Halozyme Therapeutics, Inc. *	44,786	721,055
Insmed, Inc. *	27,807	808,349
Intercept Pharmaceuticals, Inc. *	6,817	762,550
Ligand Pharmaceuticals, Inc. *	20,362	2,559,707
Myriad Genetics, Inc. *	100,431	3,334,309
PDL BioPharma, Inc. *	903,609	3,361,425
Portola Pharmaceuticals, Inc. *(a)	18,850	654,095
PTC Therapeutics, Inc. *	29,736	1,119,263
REGENXBIO, Inc. *	45,944	2,633,051
Repligen Corp. *	54,435	3,216,020
Spark Therapeutics, Inc. *	9,940	1,131,967
Vericel Corp. *	89,062	1,559,476

		44,569,895

Building Products - 0.8%
Apogee Enterprises, Inc.	33,841	1,268,699
Builders FirstSource, Inc. *	26,247	350,135
Patrick Industries, Inc. *	42,255	1,914,997
Universal Forest Products, Inc.	54,043	1,615,345

		5,149,176

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Capital Markets - 0.9%
Artisan Partners Asset Management, Inc., Class A	10,279	$258,722
Blucora, Inc. *	42,209	1,408,936
Cohen & Steers, Inc.	9,076	383,643
Cowen, Inc. *	12,625	182,936
INTL. FCStone, Inc. *	5,079	196,862
Stifel Financial Corp.	8,322	439,069
Waddell & Reed Financial, Inc., Class A	184,182	3,184,507

		6,054,675

Chemicals - 0.6%
AdvanSix, Inc. *	5,957	170,191
Kronos Worldwide, Inc.	17,894	250,874
Rayonier Advanced Materials, Inc. (a)	81,610	1,106,632
Stepan Co.	20,816	1,821,816
Trinseo SA	11,810	534,993

		3,884,506

Commercial Services & Supplies - 1.7%
ACCO Brands Corp.	235,794	2,018,397
Deluxe Corp.	18,260	798,327
Ennis, Inc.	66,693	1,384,547
Herman Miller, Inc.	42,255	1,486,531
HNI Corp.	12,357	448,435
Kimball International, Inc., Class B	34,022	481,071
McGrath RentCorp	6,297	356,221
Pitney Bowes, Inc.	143,770	987,700
Quad/Graphics, Inc.	43,071	512,545
Steelcase, Inc., Class A	122,225	1,778,374
UniFirst Corp.	3,702	568,257
Viad Corp.	4,124	232,140

		11,052,545

Communications Equipment - 1.6%
Ciena Corp. *	71,391	2,665,740
Comtech Telecommunications Corp.	22,184	515,113
Finisar Corp. *	37,183	861,530
InterDigital, Inc.	4,428	292,159
Lumentum Holdings, Inc. *	72,380	4,092,365
NETGEAR, Inc. *	30,510	1,010,491
NetScout Systems, Inc. *	10,244	287,549
Quantenna Communications, Inc. *	16,402	399,061

		10,124,008

Construction & Engineering - 0.6%
EMCOR Group, Inc.	47,473	3,469,327
MYR Group, Inc. *	8,879	307,480
Tutor Perini Corp. *	15,595	266,986

		4,043,793

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	30,932	490,891
US Concrete, Inc. *	5,720	236,922

		727,813

Consumer Finance - 0.6%
Enova International, Inc. *	9,003	205,448
EZCORP, Inc., Class A *	25,904	241,425
FirstCash, Inc.	15,536	1,343,864
Green Dot Corp., Class A *	6,401	388,221

INVESTMENTS	SHARES	VALUE
Consumer Finance - 0.6% (continued)
Nelnet, Inc., Class A	27,006	$1,487,220
Regional Management Corp. *	12,685	309,768

		3,975,946

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	665,295

Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc. *	62,344	2,887,774
American Public Education, Inc. *	74,723	2,250,657
Career Education Corp. *	17,579	290,405
K12, Inc. *	45,608	1,556,601
Laureate Education, Inc., Class A *	26,984	403,950
Weight Watchers International, Inc. *(a)	75,673	1,524,811

		8,914,198

Diversified Telecommunication Services - 0.8%
ATN International, Inc.	4,301	242,533
Frontier Communications Corp. *(a)	63,498	126,361
Iridium Communications, Inc. *	76,110	2,012,349
Vonage Holdings Corp. *	273,875	2,749,705

		5,130,948

Electric Utilities - 0.8%
El Paso Electric Co.	16,772	986,529
IDACORP, Inc.	2,972	295,833
Portland General Electric Co.	71,427	3,702,776
Spark Energy, Inc., Class A (a)	23,204	206,747

		5,191,885

Electrical Equipment - 1.9%
Allied Motion Technologies, Inc.	9,346	321,316
Atkore International Group, Inc. *	125,429	2,700,486
Encore Wire Corp.	14,600	835,412
EnerSys	19,225	1,252,701
Enphase Energy, Inc. *(a)	181,737	1,677,433
Generac Holdings, Inc. *	49,532	2,537,524
Sunrun, Inc. *	85,449	1,201,413
TPI Composites, Inc. *	42,948	1,229,172
Vicor Corp. *	11,008	341,468

		12,096,925

Electronic Equipment, Instruments & Components - 2.3%
AVX Corp.	22,976	398,404
CTS Corp.	9,383	275,579
ePlus, Inc. *	15,770	1,396,276
Fabrinet (Thailand) *	27,075	1,417,647
Insight Enterprises, Inc. *	38,758	2,134,015
KEMET Corp.	184,803	3,136,107
SYNNEX Corp.	9,919	946,173
Tech Data Corp. *	31,418	3,217,517
TTM Technologies, Inc. *	89,661	1,051,724
Vishay Intertechnology, Inc.	46,171	852,778

		14,826,220

Energy Equipment & Services - 0.4%
Exterran Corp. *	16,643	280,435
Mammoth Energy Services, Inc. (a)	77,496	1,290,308
Matrix Service Co. *	9,936	194,547
Rowan Cos. plc, Class A *	41,609	448,961

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Energy Equipment & Services - 0.4% (continued)
Smart Sand, Inc. *(a)	73,921	$328,948

		2,543,199

Entertainment - 1.4%
AMC Entertainment Holdings, Inc., Class A	47,604	706,920
Glu Mobile, Inc. *	161,950	1,771,733
Marcus Corp. (The)	27,402	1,097,450
World Wrestling Entertainment, Inc., Class A	64,235	5,574,313

		9,150,416

Equity Real Estate Investment Trusts (REITs) - 2.9%
Americold Realty Trust	27,933	852,236
Chesapeake Lodging Trust	13,089	364,005
CoreCivic, Inc.	38,644	751,626
Cousins Properties, Inc.	81,055	782,991
DiamondRock Hospitality Co.	110,881	1,200,841
EastGroup Properties, Inc.	4,452	497,021
First Industrial Realty Trust, Inc.	48,858	1,727,619
GEO Group, Inc. (The)	52,351	1,005,139
Global Net Lease, Inc.	10,952	206,993
Kite Realty Group Trust	12,647	202,226
Lexington Realty Trust	21,644	196,095
LTC Properties, Inc.	4,682	214,436
National Health Investors, Inc.	3,290	258,429
Pebblebrook Hotel Trust	13,389	415,862
Piedmont Office Realty Trust, Inc., Class A	19,254	401,446
RLJ Lodging Trust	45,991	808,062
RPT Realty	61,848	742,794
Ryman Hospitality Properties, Inc.	19,404	1,595,785
Sabra Health Care REIT, Inc.	67,784	1,319,754
Summit Hotel Properties, Inc.	23,783	271,364
Sunstone Hotel Investors, Inc.	92,362	1,330,013
Tanger Factory Outlet Centers, Inc.	16,861	353,744
Terreno Realty Corp.	4,893	205,702
Tier REIT, Inc.	18,616	533,535
Washington Prime Group, Inc.	174,643	986,733
Xenia Hotels & Resorts, Inc.	59,552	1,304,784

		18,529,235

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	40,748	1,125,460
Weis Markets, Inc.	13,683	558,403

		1,683,863

Food Products - 0.4%
Cal-Maine Foods, Inc.	20,151	899,339
John B Sanfilippo & Son, Inc.	19,030	1,367,686
Lancaster Colony Corp.	2,050	321,215

		2,588,240

Gas Utilities - 0.2%
New Jersey Resources Corp.	14,194	706,719
ONE Gas, Inc.	6,300	560,889
Southwest Gas Holdings, Inc.	3,488	286,923

		1,554,531

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 3.9%
CONMED Corp.	3,076	$255,862
Globus Medical, Inc., Class A *	104,099	5,143,532
Haemonetics Corp. *	39,458	3,451,786
Inogen, Inc. *	6,675	636,595
Integer Holdings Corp. *	37,704	2,843,636
IntriCon Corp. *	66,993	1,680,184
Lantheus Holdings, Inc. *	63,650	1,558,152
LeMaitre Vascular, Inc.	8,505	263,655
Merit Medical Systems, Inc. *	33,704	2,083,918
Neogen Corp. *	12,486	716,571
NuVasive, Inc. *	4,490	254,987
Quidel Corp. *	14,095	922,800
STAAR Surgical Co. *	45,376	1,551,405
Tandem Diabetes Care, Inc. *	63,482	4,031,107

		25,394,190

Health Care Providers & Services - 3.7%
Addus HomeCare Corp. *	13,266	843,585
Amedisys, Inc. *	35,151	4,332,712
AMN Healthcare Services, Inc. *	59,054	2,780,853
BioTelemetry, Inc. *	35,250	2,207,355
Cross Country Healthcare, Inc. *	32,232	226,591
Ensign Group, Inc. (The)	78,032	3,994,458
HealthEquity, Inc. *	2,902	214,690
Magellan Health, Inc. *	30,423	2,005,484
Patterson Cos., Inc.	24,616	537,860
RadNet, Inc. *	35,718	442,546
Select Medical Holdings Corp. *	43,668	615,282
Tenet Healthcare Corp. *	114,038	3,288,856
Tivity Health, Inc. *	32,978	579,094
Triple-S Management Corp., Class B *	67,781	1,546,762

		23,616,128

Health Care Technology - 0.8%
HMS Holdings Corp. *	124,954	3,699,888
NextGen Healthcare Information Systems LLC *	17,297	291,109
Omnicell, Inc. *	11,142	900,719
Tabula Rasa HealthCare, Inc. *	6,032	340,325

		5,232,041

Hotels, Restaurants & Leisure - 1.5%
BBX Capital Corp.	35,465	209,953
Belmond Ltd., Class A (United Kingdom) *	28,590	712,749
BJ’s Restaurants, Inc.	17,175	812,034
Bloomin’ Brands, Inc.	64,739	1,323,913
Brinker International, Inc.	46,980	2,084,972
Carrols Restaurant Group, Inc. *	20,133	200,726
Cheesecake Factory, Inc. (The) (a)	20,948	1,024,776
Cracker Barrel Old Country Store, Inc.	1,847	298,494
Dave & Buster’s Entertainment, Inc.	11,177	557,397
Planet Fitness, Inc., Class A *	3,903	268,214
Red Robin Gourmet Burgers, Inc. *	23,620	680,492
Ruth’s Hospitality Group, Inc.	50,342	1,288,252
Town Sports International Holdings, Inc. *	30,044	143,009

		9,604,981

Household Durables - 1.1%
Bassett Furniture Industries, Inc.	843	13,834

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Household Durables - 1.1% (continued)
Flexsteel Industries, Inc.	6,255	$145,053
Hooker Furniture Corp.	32,517	937,465
La-Z-Boy, Inc.	63,659	2,100,110
Turtle Beach Corp. *(a)	253,063	2,874,796
ZAGG, Inc. *	83,494	757,291

		6,828,549

Household Products - 0.1%
WD-40 Co.	2,726	461,893

Independent Power and Renewable Electricity Producers - 0.0% (b)
Clearway Energy, Inc., Class C	16,732	252,821

Insurance - 4.3%
American Equity Investment Life Holding Co.	82,916	2,240,390
eHealth, Inc. *	23,974	1,494,539
Employers Holdings, Inc.	86,393	3,465,223
FBL Financial Group, Inc., Class A	3,750	235,200
Genworth Financial, Inc., Class A *	280,193	1,073,139
Health Insurance Innovations, Inc., Class A *	5,304	142,253
Heritage Insurance Holdings, Inc.	40,918	597,403
Horace Mann Educators Corp.	13,904	489,560
Kemper Corp.	29,290	2,230,141
National General Holdings Corp.	27,971	663,752
National Western Life Group, Inc., Class A	6,885	1,807,106
Navigators Group, Inc. (The)	7,063	493,492
Primerica, Inc.	19,069	2,329,278
Selective Insurance Group, Inc.	68,248	4,318,733
Third Point Reinsurance Ltd. *	69,762	724,130
United Fire Group, Inc.	6,018	263,047
Universal Insurance Holdings, Inc.	161,292	5,000,052

		27,567,438

Interactive Media & Services - 0.3%
Cargurus, Inc. *	7,217	289,113
Cars.com, Inc. *	18,533	422,552
QuinStreet, Inc. *	109,348	1,464,170

		2,175,835

Internet & Direct Marketing Retail - 1.2%
1-800-Flowers.com, Inc., Class A *	119,567	2,179,706
Duluth Holdings, Inc., Class B *(a)	18,750	447,000
Etsy, Inc. *	44,608	2,998,550
Lands’ End, Inc. *(a)	57,696	958,331
Liberty Expedia Holdings, Inc., Class A *	16,851	721,223
PetMed Express, Inc. (a)	14,191	323,271
Stamps.com, Inc. *	3,593	292,506

		7,920,587

IT Services - 3.2%
Brightcove, Inc. *	21,647	182,051
CACI International, Inc., Class A *	10,952	1,993,483
Cardtronics plc, Class A *	123,349	4,388,758
CSG Systems International, Inc.	9,537	403,415
EVERTEC, Inc.	90,046	2,504,179
Hackett Group, Inc. (The)	38,091	601,838
MAXIMUS, Inc.	22,401	1,590,023
NIC, Inc.	35,843	612,557

INVESTMENTS	SHARES	VALUE
IT Services - 3.2% (continued)
Perficient, Inc. *	12,894	$353,167
Perspecta, Inc.	48,628	983,258
Sykes Enterprises, Inc. *	72,637	2,054,174
Travelport Worldwide Ltd.	75,017	1,180,018
TTEC Holdings, Inc.	7,701	279,007
Unisys Corp. *	278,996	3,255,883

		20,381,811

Leisure Products - 1.2%
Acushnet Holdings Corp.	34,311	793,956
Callaway Golf Co.	124,858	1,988,988
Johnson Outdoors, Inc., Class A	14,271	1,018,379
MasterCraft Boat Holdings, Inc. *	58,528	1,320,977
Nautilus, Inc. *	153,171	851,631
Sturm Ruger & Co., Inc.	26,993	1,431,169

		7,405,100

Life Sciences Tools & Services - 1.3%
Cambrex Corp. *	15,366	596,969
Medpace Holdings, Inc. *	85,157	5,021,708
NeoGenomics, Inc. *	36,617	749,184
Syneos Health, Inc. *	36,048	1,865,845

		8,233,706

Machinery - 1.6%
Alamo Group, Inc.	9,154	914,851
Columbus McKinnon Corp.	28,997	996,047
Douglas Dynamics, Inc.	4,639	176,607
EnPro Industries, Inc.	12,478	804,207
Global Brass & Copper Holdings, Inc.	18,052	621,711
Greenbrier Cos., Inc. (The)	44,809	1,444,194
Harsco Corp. *	12,776	257,564
Hyster-Yale Materials Handling, Inc.	4,151	258,856
Kennametal, Inc.	12,150	446,513
Meritor, Inc. *	191,003	3,886,911
Wabash National Corp.	21,211	287,409

		10,094,870

Media - 1.8%
Entravision Communications Corp., Class A	333,729	1,081,282
Gannett Co., Inc.	156,079	1,645,073
Gray Television, Inc. *	114,540	2,446,574
MSG Networks, Inc., Class A *	78,447	1,706,222
Scholastic Corp.	19,299	767,328
Sinclair Broadcast Group, Inc., Class A	85,632	3,295,119
TechTarget, Inc. *	11,684	190,099
TEGNA, Inc.	45,907	647,289

		11,778,986

Metals & Mining - 1.2%
Ryerson Holding Corp. *	30,847	264,050
Schnitzer Steel Industries, Inc., Class A	22,842	548,208
Warrior Met Coal, Inc.	235,552	7,160,781

		7,973,039

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	65,268	1,187,877
Blackstone Mortgage Trust, Inc., Class A	33,505	1,157,933
Invesco Mortgage Capital, Inc.	35,664	563,491

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.6% (continued)
Redwood Trust, Inc.	59,931	$967,886

		3,877,187

Multiline Retail - 0.3%
Big Lots, Inc.	14,810	563,076
Dillard’s, Inc., Class A	19,890	1,432,478

		1,995,554

Multi-Utilities - 0.6%
Avista Corp.	25,054	1,017,693
Black Hills Corp.	15,062	1,115,642
NorthWestern Corp.	25,482	1,794,188

		3,927,523

Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp. *	198,398	247,998
Arch Coal, Inc., Class A	29,353	2,679,048
CONSOL Energy, Inc. *	11,369	389,047
CVR Energy, Inc.	4,889	201,427
Delek US Holdings, Inc.	84,757	3,086,850
Penn Virginia Corp. *	5,386	237,523
Renewable Energy Group, Inc. *	108,474	2,382,089
REX American Resources Corp. *	2,463	198,542
SandRidge Energy, Inc. *	31,509	252,702

		9,675,226

Paper & Forest Products - 0.2%
Verso Corp., Class A *	66,426	1,422,845

Personal Products - 2.1%
Edgewell Personal Care Co. *	5,163	226,604
Inter Parfums, Inc.	14,347	1,088,507
Medifast, Inc.	34,991	4,463,102
Natural Health Trends Corp. (a)	64,685	838,318
USANA Health Sciences, Inc. *	83,984	7,043,738

		13,660,269

Pharmaceuticals - 0.7%
ANI Pharmaceuticals, Inc. *	3,625	255,708
Assertio Therapeutics, Inc. *	137,420	696,719
Corcept Therapeutics, Inc. *	85,818	1,007,503
Endo International plc *	40,050	321,602
Innoviva, Inc. *	13,225	185,547
Lannett Co., Inc. *(a)	120,185	945,856
Phibro Animal Health Corp., Class A	30,159	995,247
Supernus Pharmaceuticals, Inc. *	7,109	249,099

		4,657,281

Professional Services - 3.5%
Barrett Business Services, Inc.	22,866	1,768,228
CBIZ, Inc. *	17,515	354,504
FTI Consulting, Inc. *	63,101	4,847,419
Heidrick & Struggles International, Inc.	7,741	296,712
ICF International, Inc.	17,752	1,350,572
Insperity, Inc.	46,510	5,751,427
Kelly Services, Inc., Class A	48,104	1,061,174
Kforce, Inc.	75,093	2,637,266
Korn Ferry	42,550	1,905,389
Navigant Consulting, Inc.	13,185	256,712
TrueBlue, Inc. *	94,928	2,244,098

INVESTMENTS	SHARES	VALUE
Professional Services - 3.5% (continued)
Willdan Group, Inc. *	6,329	$234,616

		22,708,117

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	39,922	1,906,276
Marcus & Millichap, Inc. *	9,642	392,719
RMR Group, Inc. (The), Class A	7,632	465,399

		2,764,394

Road & Rail - 0.5%
ArcBest Corp.	83,773	2,579,371
Covenant Transportation Group, Inc., Class A *	9,777	185,567
Marten Transport Ltd.	13,984	249,335
USA Truck, Inc. *	28,708	414,543

		3,428,816

Semiconductors & Semiconductor Equipment - 2.1%
Amkor Technology, Inc. *	298,482	2,549,036
Cabot Microelectronics Corp.	22,662	2,537,238
Diodes, Inc. *	10,542	365,807
Entegris, Inc.	21,150	754,843
Ichor Holdings Ltd. *(a)	34,339	775,375
Integrated Device Technology, Inc. *	42,141	2,064,488
Nanometrics, Inc. *	17,846	551,084
Photronics, Inc. *	158,006	1,493,157
Rudolph Technologies, Inc. *	29,461	671,711
SMART Global Holdings, Inc. *	79,604	1,528,397

		13,291,136

Software - 6.0%
ACI Worldwide, Inc. *	21,507	706,935
Alarm.com Holdings, Inc. *	17,042	1,106,026
Alteryx, Inc., Class A *	23,176	1,943,771
Appfolio, Inc., Class A *	15,094	1,198,464
Avaya Holdings Corp. *	85,880	1,445,360
Blackbaud, Inc.	14,845	1,183,592
Bottomline Technologies DE, Inc. *	19,278	965,635
Coupa Software, Inc. *	4,197	381,843
Ebix, Inc. (a)	13,433	663,187
eGain Corp. *	52,818	551,948
Ellie Mae, Inc. *	10,366	1,023,021
Envestnet, Inc. *	6,450	421,766
Five9, Inc. *	9,188	485,402
HubSpot, Inc. *	14,626	2,430,987
j2 Global, Inc.	43,647	3,779,830
MicroStrategy, Inc., Class A *	2,145	309,416
Mitek Systems, Inc. *	41,392	506,638
New Relic, Inc. *	12,685	1,252,010
Paylocity Holding Corp. *	4,900	437,031
Progress Software Corp.	40,965	1,817,617
Qualys, Inc. *	61,692	5,104,396
SailPoint Technologies Holding, Inc. *	23,325	669,894
SecureWorks Corp., Class A *(a)	12,758	234,747
ShotSpotter, Inc. *	3,955	152,663
SPS Commerce, Inc. *	7,277	771,799
Trade Desk, Inc. (The), Class A *	30,021	5,942,657
Verint Systems, Inc. *	26,061	1,560,011
Zix Corp. *	76,300	524,944

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 6.0% (continued)
Zscaler, Inc. *	15,727	$1,115,516

		38,687,106

Specialty Retail - 5.8%
Aaron’s, Inc.	8,589	451,781
Abercrombie & Fitch Co., Class A	138,452	3,794,969
American Eagle Outfitters, Inc.	203,220	4,505,387
Asbury Automotive Group, Inc. *	4,318	299,496
Ascena Retail Group, Inc. *	144,033	155,556
Bed Bath & Beyond, Inc. (a)	99,664	1,693,291
Boot Barn Holdings, Inc. *	34,640	1,019,802
Buckle, Inc. (The) (a)	158,367	2,964,630
Caleres, Inc.	96,605	2,385,177
Cato Corp. (The), Class A	69,297	1,038,069
Chico’s FAS, Inc.	206,087	879,992
Children’s Place, Inc. (The)	7,110	691,661
Citi Trends, Inc.	35,053	676,873
DSW, Inc., Class A	112,255	2,494,306
Express, Inc. *	382,304	1,636,261
Five Below, Inc. *	8,456	1,050,658
Genesco, Inc. *	37,709	1,717,645
Haverty Furniture Cos., Inc.	12,627	276,279
Hibbett Sports, Inc. *	117,365	2,677,096
Kirkland’s, Inc. *	25,189	177,079
Office Depot, Inc.	105,504	382,980
Shoe Carnival, Inc.	76,246	2,594,651
Signet Jewelers Ltd.	7,437	201,989
Tailored Brands, Inc. (a)	141,064	1,105,942
Tilly’s, Inc., Class A	30,343	337,718
Zumiez, Inc. *	72,821	1,812,515

		37,021,803

Textiles, Apparel & Luxury Goods - 4.3%
Crocs, Inc. *	105,915	2,727,311
Deckers Outdoor Corp. *	63,353	9,312,257
Fossil Group, Inc. *(a)	139,920	1,919,702
G-III Apparel Group Ltd. *	71,432	2,854,423
Movado Group, Inc.	62,270	2,265,383
Oxford Industries, Inc.	27,778	2,090,572
Rocky Brands, Inc.	31,561	756,202
Steven Madden Ltd.	71,558	2,421,523
Vera Bradley, Inc. *	212,571	2,816,566
Wolverine World Wide, Inc.	7,687	274,656

		27,438,595

Thrifts & Mortgage Finance - 2.8%
Axos Financial, Inc. *	95,186	2,756,587
Dime Community Bancshares, Inc.	10,169	190,465
Federal Agricultural Mortgage Corp., Class C	3,036	219,897
First Defiance Financial Corp.	30,496	876,455
HomeStreet, Inc. *	7,009	184,687
MGIC Investment Corp. *	417,399	5,505,493
Mr Cooper Group, Inc. *	16,376	157,046
Radian Group, Inc.	158,294	3,283,018
United Financial Bancorp, Inc.	16,318	234,163
Walker & Dunlop, Inc.	78,747	4,009,010
WSFS Financial Corp.	11,933	460,614

		17,877,435

INVESTMENTS	SHARES	VALUE
Tobacco - 1.2%
Pyxus International, Inc. *	130,225	$3,111,075
Turning Point Brands, Inc.	24,347	1,122,153
Universal Corp.	48,682	2,805,544
Vector Group Ltd.	38,959	420,368

		7,459,140

Trading Companies & Distributors - 1.0%
BMC Stock Holdings, Inc. *	40,693	719,045
CAI International, Inc. *	81,273	1,885,534
GATX Corp.	8,239	629,212
Rush Enterprises, Inc., Class A	15,001	627,192
Systemax, Inc.	10,385	235,116
Textainer Group Holdings Ltd. (China) *	23,369	225,511
Titan Machinery, Inc. *	16,190	251,916
Triton International Ltd.	55,127	1,714,450

		6,287,976

Wireless Telecommunication Services - 1.2%
Boingo Wireless, Inc. *	109,089	2,539,592
NII Holdings, Inc. *	296,101	580,358
Shenandoah Telecommunications Co.	102,776	4,559,143

		7,679,093

TOTAL COMMON STOCKS (Cost $566,630,501)		626,649,488

PREFERRED STOCKS - 0.0% (b)

Media - 0.0% (b)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039 (c)
(Cost $24,899)	2,727	66,893

SHORT-TERM INVESTMENTS - 2.7%
INVESTMENT COMPANIES - 2.7%
Limited Purpose Cash Investment Fund, 2.43% (d)
(Cost $17,234,282)	17,237,213	17,235,490

SECURITIES LENDING COLLATERAL - 2.3%

Investment Companies - 2.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (d)(e)	2,730,265	2,730,265
Limited Purpose Cash Investment Fund 2.43% (d)(e)	12,093,535	12,092,325

TOTAL SECURITIES LENDING COLLATERAL (Cost $14,823,799)		14,822,590

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.3% (Cost $598,713,481)		658,774,461

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)% (f)		(15,024,468)

NET ASSETS - 100.0%		$643,749,993

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$35,982,172	5.6%
Consumer Discretionary	111,305,753	17.3
Consumer Staples	33,921,062	5.2
Energy	12,218,425	1.9
Financials	91,219,214	14.2
Health Care	111,703,241	17.3
Industrials	86,827,640	13.5
Information Technology	97,310,281	15.1
Materials	14,008,204	2.2
Real Estate	21,293,629	3.3
Utilities	10,926,760	1.7
Short-Term Investments	17,235,490	2.7
Securities Lending Collateral	14,822,590	2.3

Total Investments In Securities At Value	658,774,461	102.3
Liabilities in Excess of Other Assets (f)	(15,024,468)	(2.3)

Net Assets	$643,749,993	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $17,031,177.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on March 31, 2019. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $2,703,815 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	154	6/2019	USD	$11,887,260	$47,966

					$47,966

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$582,043	$582,043

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 98.1%

Australia - 6.8%
Amcor Ltd.	29,675	$324,685
BHP Group Ltd.	65,322	1,785,469
BHP Group plc	27,576	665,325
BlueScope Steel Ltd.	467,683	4,641,988
CIMIC Group Ltd.	26,134	897,684
CSL Ltd.	9,219	1,279,158
Dexus, REIT	104,929	949,663
Flight Centre Travel Group Ltd.	64,856	1,937,465
Fortescue Metals Group Ltd.	217,304	1,099,807
Goodman Group, REIT	41,832	396,724
GPT Group (The), REIT	196,673	867,533
Rio Tinto Ltd.	10,260	714,524
Rio Tinto plc	5,270	306,309
Scentre Group, REIT	235,569	687,648
South32 Ltd.	865,500	2,298,587
Telstra Corp. Ltd.	772,926	1,822,608

		20,675,177

Belgium - 0.8%
Ageas	48,102	2,320,276

Canada - 7.0%
Bank of Nova Scotia (The) (1)	1,594	84,856
Canadian Imperial Bank of Commerce (1)	15,845	1,252,091
Canadian National Railway Co. (1)	21,929	1,963,083
Canadian Pacific Railway Ltd. (1)	6,859	1,413,220
CCL Industries, Inc., Class B (1)	7,415	300,184
CGI, Inc. (1)*	62,511	4,297,442
Constellation Software, Inc. (1)	244	206,780
Great-West Lifeco, Inc. (1)	3,723	90,153
Hydro One Ltd. (1)(a)	22,278	346,085
Magna International, Inc. (1)	34,942	1,701,408
Methanex Corp. (1)	32,995	1,874,000
Open Text Corp. (1)	39,861	1,530,488
Power Corp. of Canada (1)	5,259	122,625
Royal Bank of Canada (1)	25,491	1,923,151
Thomson Reuters Corp. (1)	5,318	314,659
Toronto-Dominion Bank (The) (1)	73,894	4,010,023

		21,430,248

China - 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	1,254,500	1,393,071

Denmark - 2.6%
Coloplast A/S, Class B	4,476	491,333
Demant A/S *	29,725	879,761
Genmab A/S *	1,661	288,213
H Lundbeck A/S	7,102	307,979
Novo Nordisk A/S, Class B	93,847	4,904,949
Orsted A/S (a)	4,410	334,500
Pandora A/S	14,089	660,163

		7,866,898

Finland - 2.0%
Neste OYJ	43,553	4,642,781
Nokia OYJ	143,842	819,413
Orion OYJ, Class B	19,634	737,772

		6,199,966

INVESTMENTS	SHARES	VALUE
France - 10.0%
Airbus SE	867	$114,909
AXA SA	72,459	1,822,409
CNP Assurances	70,169	1,544,981
Electricite de France SA	220,515	3,018,712
Kering SA	2,528	1,450,067
L’Oreal SA	17,467	4,703,712
LVMH Moet Hennessy Louis Vuitton SE	6,114	2,251,992
Peugeot SA	149,768	3,654,585
Safran SA	11,822	1,620,332
Sanofi	36,168	3,198,125
Thales SA	2,254	270,052
TOTAL SA	123,500	6,872,691

		30,522,567

Germany - 7.5%
Allianz SE (Registered)	21,149	4,713,004
Bayer AG (Registered)	26,364	1,697,628
Covestro AG (a)	49,342	2,722,259
Deutsche Boerse AG	5,562	713,158
Deutsche Wohnen SE	10,225	496,171
E.ON SE	288,666	3,212,344
Fresenius SE & Co. KGaA	9,490	530,414
Hannover Rueck SE	1,718	246,861
MTU Aero Engines AG	2,660	602,918
SAP SE	56,593	6,542,407
Vonovia SE	11,443	593,841
Wirecard AG	6,450	810,267

		22,881,272

Hong Kong - 3.9%
CK Hutchison Holdings Ltd.	132,500	1,393,285
CLP Holdings Ltd.	285,000	3,305,600
Henderson Land Development Co. Ltd.	100,100	637,072
Hong Kong Exchanges & Clearing Ltd.	28,400	992,254
Link REIT	26,000	304,399
NWS Holdings Ltd.	185,000	405,031
PCCW Ltd.	269,000	167,242
Sino Land Co. Ltd.	356,000	689,313
Swire Properties Ltd.	557,800	2,400,707
Yue Yuen Industrial Holdings Ltd.	436,500	1,502,764

		11,797,667

Italy - 3.1%
Assicurazioni Generali SpA	139,341	2,583,456
Enel SpA	336,841	2,158,413
Eni SpA	164,329	2,903,452
Leonardo SpA	8,767	102,107
Poste Italiane SpA (a)	167,021	1,626,959

		9,374,387

Japan - 21.2%
Acom Co. Ltd.	10,000	35,753
AEON Financial Service Co. Ltd.	2,700	55,061
Alfresa Holdings Corp.	12,600	359,059
Asahi Kasei Corp.	57,000	590,306
Astellas Pharma, Inc.	144,900	2,177,236
Bandai Namco Holdings, Inc.	107,400	5,042,532
Central Japan Railway Co.	9,100	2,115,264
Credit Saison Co. Ltd.	16,800	222,281

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 21.2% (continued)
Daiwa House Industry Co. Ltd.	15,100	$480,899
Fujitsu Ltd.	37,500	2,711,985
Hitachi Ltd.	100,300	3,258,810
Hoya Corp.	31,600	2,093,098
ITOCHU Corp.	4,900	88,807
Japan Tobacco, Inc.	27,100	671,208
JTEKT Corp.	20,600	254,370
JXTG Holdings, Inc.	31,200	142,426
Kamigumi Co. Ltd.	24,300	563,598
KDDI Corp.	172,300	3,710,877
Konica Minolta, Inc.	12,800	126,210
Marubeni Corp.	181,100	1,255,640
Medipal Holdings Corp.	12,500	297,423
Mitsubishi Chemical Holdings Corp.	38,300	270,498
Mitsubishi Corp.	55,200	1,536,836
Mitsubishi Estate Co. Ltd.	31,000	562,493
Mitsubishi UFJ Financial Group, Inc.	327,500	1,619,748
Mitsui & Co. Ltd.	72,500	1,128,132
Mitsui Fudosan Co. Ltd.	24,000	604,597
Mizuho Financial Group, Inc.	1,861,200	2,880,155
Nippon Express Co. Ltd.	52,800	2,943,925
Nippon Telegraph & Telephone Corp.	115,800	4,936,680
Nomura Real Estate Holdings, Inc.	8,000	153,943
NTT DOCOMO, Inc.	35,400	784,593
Resona Holdings, Inc.	687,200	2,977,003
Showa Denko KK	5,900	208,553
Softbank Corp.	32,900	370,658
SoftBank Group Corp.	21,400	2,086,002
Sony Corp.	23,300	983,754
Sumitomo Heavy Industries Ltd.	62,400	2,027,984
Sumitomo Mitsui Financial Group, Inc.	97,900	3,428,332
Suzuken Co. Ltd.	19,300	1,119,492
THK Co. Ltd.	11,300	280,651
Tokyo Electric Power Co. Holdings, Inc. *	519,500	3,286,413
Tosoh Corp.	26,300	410,364
Toyo Seikan Group Holdings Ltd.	4,200	86,157
Yamaha Corp.	67,200	3,364,939

		64,304,745

Macau - 0.7%
SJM Holdings Ltd.	1,940,000	2,217,736

Netherlands - 5.6%
Aegon NV	62,303	299,270
ING Groep NV	96,440	1,168,592
Koninklijke Ahold Delhaize NV	188,704	5,024,011
NN Group NV	22,283	927,117
Royal Dutch Shell plc, Class A	183,435	5,764,614
Royal Dutch Shell plc, Class B	74,324	2,349,054
Wolters Kluwer NV	23,284	1,586,321

		17,118,979

Singapore - 0.2%
CapitaLand Commercial Trust, REIT	273,500	391,855
SATS Ltd.	75,000	283,423

		675,278

INVESTMENTS	SHARES	VALUE
South Africa - 1.0%
Anglo American plc	84,694	$2,265,258
Investec plc	152,069	876,308

		3,141,566

Spain - 1.8%
Banco Bilbao Vizcaya Argentaria SA	76,662	438,034
Bankia SA	28,950	75,062
Endesa SA	37,331	952,703
Grifols SA	7,841	219,862
Mapfre SA	595,931	1,642,638
Repsol SA	125,567	2,148,235

		5,476,534

Sweden - 2.0%
Essity AB, Class B	60,887	1,757,096
Hennes & Mauritz AB, Class B	70,671	1,179,024
Hexagon AB, Class B	5,407	282,584
ICA Gruppen AB	4,686	188,132
Investor AB, Class B	8,330	375,490
Sandvik AB	6,064	98,626
Skanska AB, Class B	26,491	481,784
Swedbank AB, Class A	22,747	321,481
Telefonaktiebolaget LM Ericsson, Class B	74,353	684,932
Telia Co. AB	50,192	226,248
Volvo AB, Class B	30,499	473,227

		6,068,624

Switzerland - 9.1%
Coca-Cola HBC AG	17,489	596,361
Lonza Group AG (Registered) *	2,171	674,002
Nestle SA (Registered)	44,645	4,256,919
Novartis AG (Registered)	88,209	8,478,608
Roche Holding AG	29,662	8,173,509
Sonova Holding AG (Registered)	10,137	2,008,847
Swiss Life Holding AG (Registered) *	4,378	1,928,948
Zurich Insurance Group AG	4,944	1,636,645

		27,753,839

United Kingdom - 11.4%
3i Group plc	23,824	305,505
BAE Systems plc	248,714	1,563,358
Barratt Developments plc	74,788	584,193
Berkeley Group Holdings plc	9,375	450,702
BP plc	580,741	4,217,039
British American Tobacco plc	45,862	1,913,263
British Land Co. plc (The), REIT	80,014	614,318
BT Group plc	191,211	555,529
Burberry Group plc	80,623	2,054,813
Compass Group plc	68,051	1,601,132
Direct Line Insurance Group plc	361,125	1,661,256
Experian plc	6,706	181,500
Fiat Chrysler Automobiles NV	7,692	114,885
Imperial Brands plc	25,501	872,318
International Consolidated Airlines Group SA	171,585	1,143,055
J Sainsbury plc	577,923	1,773,449
Johnson Matthey plc	13,323	546,364
Land Securities Group plc, REIT	25,856	307,841
Legal & General Group plc	460,171	1,651,382

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
United Kingdom - 11.4% (continued)
Linde plc	7,649	$1,346,775
Lloyds Banking Group plc	2,879,172	2,332,643
London Stock Exchange Group plc	9,340	577,736
Marks & Spencer Group plc	32,494	117,930
Meggitt plc	90,143	590,935
Next plc	16,725	1,215,338
Persimmon plc	3,981	112,605
Prudential plc	18,963	380,122
RELX plc	50,161	1,073,409
Rolls-Royce Holdings plc	41,775	491,967
Segro plc, REIT	105,872	929,351
Unilever NV, CVA	29,205	1,702,693
Unilever plc	24,903	1,433,482

		34,416,888

United States - 0.9%
Bausch Health Cos., Inc. (1)*	112,378	2,772,554

TOTAL COMMON STOCKS (Cost $269,073,661)		298,408,272

SHORT-TERM INVESTMENTS - 1.0%
INVESTMENT COMPANIES - 1.0%
Limited Purpose Cash Investment Fund, 2.43% (1)(b)
(Cost $3,011,618)	3,011,919	3,011,618

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.1% (Cost $272,085,279)		301,419,890

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% (c)		2,787,276

NET ASSETS - 100.0%		$304,207,166

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$14,660,437	4.8%
Consumer Discretionary	32,198,028	10.6
Consumer Staples	24,892,644	8.2
Energy	29,040,291	9.5
Financials	51,862,819	17.0
Health Care	42,689,022	14.0
Industrials	30,653,165	10.1
Information Technology	21,271,317	7.0
Materials	22,457,414	7.4
Real Estate	12,068,366	4.0
Utilities	16,614,769	5.5
Short-Term Investments	3,011,618	1.0

Total Investments In Securities At Value	301,419,890	99.1
Other Assets in Excess of Liabilities (c)	2,787,276	0.9

Net Assets	$304,207,166	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $5,029,803, which represents approximately 1.65% of net assets of the fund.

(b)	Represents 7-day effective yield as of March 31, 2019.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	52	6/2019	USD	$4,852,640	$104,927

					$104,927

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$169,997	$169,997

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.2%

Brazil - 7.0%
B3 SA - Brasil Bolsa Balcao (1)	63,200	$514,594
Banco Bradesco SA, ADR (1)	77,293	843,267
Banco do Brasil SA (1)	108,000	1,337,260
Banco Santander Brasil SA, ADR (1)	34,780	390,579
Centrais Eletricas Brasileiras SA (1)*	209,400	1,951,551
Embraer SA, ADR (1)	9,597	182,439
Engie Brasil Energia SA (1)	10,500	115,128
Itausa - Investimentos Itau SA (Preference) (1)	286,295	873,798
Natura Cosmeticos SA (1)	67,700	777,573
Petrobras Distribuidora SA (1)	20,600	121,747
Porto Seguro SA (1)	48,500	666,057
Sul America SA (1)	207,697	1,567,535
Suzano Papel e Celulose SA (1)	374,200	4,425,008
TIM Participacoes SA, ADR (1)	66,310	999,955
Vale SA, ADR (1)	174,876	2,283,881

		17,050,372

Chile - 1.7%
Banco de Chile, ADR (1)	18,061	531,716
Banco de Credito e Inversiones SA	5,680	363,111
Banco Santander Chile, ADR (1)	56,197	1,671,860
Empresas CMPC SA	268,605	947,416
Empresas COPEC SA	6,132	77,843
Enel Americas SA, ADR (1)	33,556	299,655
Enel Chile SA, ADR (1)	41,873	216,902
Latam Airlines Group SA, ADR (1)	6,915	73,161

		4,181,664

China - 30.7%
58.com, Inc., ADR (1)*	4,817	316,381
Agricultural Bank of China Ltd., Class A *	1,060,471	588,570
Agricultural Bank of China Ltd., Class H	2,513,000	1,161,670
Air China Ltd., Class H	158,000	194,589
Alibaba Group Holding Ltd., ADR (1)*	58,867	10,740,283
Alibaba Health Information Technology Ltd. *	1,104,000	1,278,496
Anhui Conch Cement Co. Ltd., Class H	595,500	3,643,808
Autohome, Inc., ADR (1)*	2,981	313,363
BAIC Motor Corp. Ltd., Class H (a)	816,500	534,467
Baidu, Inc., ADR (1)*	12,555	2,069,692
Bank of China Ltd., Class A *	1,038,900	582,560
Bank of China Ltd., Class H	2,403,000	1,092,092
China Cinda Asset Management Co. Ltd., Class H	633,000	176,035
China CITIC Bank Corp. Ltd., Class H	109,000	69,505
China Construction Bank Corp., Class H	3,831,000	3,288,410
China Evergrande Group	585,000	1,948,350
China Huarong Asset Management Co. Ltd., Class H (a)	633,000	134,873
China Longyuan Power Group Corp. Ltd., Class H	875,000	609,649
China Mobile Ltd.	385,175	3,930,454
China National Building Material Co. Ltd., Class H	1,262,000	998,835
China Overseas Land & Investment Ltd.	380,000	1,446,094

INVESTMENTS	SHARES	VALUE
China - 30.7% (continued)
China Railway Construction Corp. Ltd., Class H	567,000	$744,193
China Railway Group Ltd., Class H	725,000	661,936
China Resources Cement Holdings Ltd.	996,000	1,031,956
China Resources Land Ltd.	290,000	1,303,237
China Telecom Corp. Ltd., Class H	1,258,000	699,981
China Tower Corp. Ltd., Class H *(a)	2,016,000	468,276
China Vanke Co. Ltd., Class H	214,000	900,705
Chongqing Rural Commercial Bank Co. Ltd., Class H	579,000	335,092
CITIC Ltd.	598,000	893,962
CITIC Securities Co. Ltd., Class H (b)	221,500	517,535
CNOOC Ltd., ADR (1)	9,193	1,707,692
Country Garden Holdings Co. Ltd.	1,591,000	2,491,079
Ctrip.com International Ltd., ADR (1)*	20,700	904,383
Far East Horizon Ltd.	150,000	159,269
Huadian Power International Corp. Ltd., Class H	444,000	182,925
Huatai Securities Co. Ltd., Class H (a)	243,600	488,183
Huazhu Group Ltd., ADR (1)	7,502	316,134
Industrial & Commercial Bank of China Ltd., Class H	2,903,000	2,131,918
Industrial Bank Co. Ltd., Class A *	63,643	171,904
JD.com, Inc., ADR (1)*	33,127	998,779
Jiangsu Hengrui Medicine Co. Ltd. *	22,282	216,325
Momo, Inc., ADR (1)*	6,789	259,611
NetEase, Inc., ADR (1)	3,700	893,365
New Oriental Education & Technology Group, Inc., ADR (1)*	7,867	708,738
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	632,000	604,358
SINA Corp. (1)*	3,734	221,202
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,768,000	842,968
Sinopharm Group Co. Ltd., Class H	175,600	732,143
Sinotruk Hong Kong Ltd.	948,500	2,024,379
TAL Education Group, ADR (1)*	16,458	593,805
Tencent Holdings Ltd.	196,200	9,022,806
Vipshop Holdings Ltd., ADR (1)*	24,408	195,996
Weibo Corp., ADR (1)*	2,743	170,039
Weichai Power Co. Ltd., Class H	1,856,000	2,978,889
Yum China Holdings, Inc. (1)	17,202	772,542
Zhongsheng Group Holdings Ltd.	988,000	2,457,846

		74,922,327

Hong Kong - 1.8%
Bank of Communications Co. Ltd. *	302,824	280,946
Haier Electronics Group Co. Ltd.	802,000	2,335,003
Nine Dragons Paper Holdings Ltd.	443,000	422,838
SSY Group Ltd.	242,000	225,681
Sun Art Retail Group Ltd.	1,169,000	1,140,448

		4,404,916

Hungary - 0.2%
MOL Hungarian Oil & Gas plc	38,304	439,255

India - 8.9%
Aurobindo Pharma Ltd.	14,610	165,366
Axis Bank Ltd., GDR *(c)	7,662	428,748

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE

India - 8.9% (continued)
Coal India Ltd.	52,817	$180,792
Dr Reddy’s Laboratories Ltd., ADR (1)	11,297	457,529
Godrej Consumer Products Ltd.	12,669	125,492
Hindalco Industries Ltd.	103,580	307,251
Hindustan Unilever Ltd.	137,913	3,396,854
Infosys Ltd., ADR (1)	345,092	3,771,856
ITC Ltd.	146,069	626,497
JSW Steel Ltd.	192,074	812,195
Larsen & Toubro Ltd., GDR (c)	5,188	103,402
NTPC Ltd.	75,007	145,740
Oil & Natural Gas Corp. Ltd.	85,194	196,478
Reliance Industries Ltd., GDR (a)	84,353	3,385,851
State Bank of India, GDR *(c)	2,273	105,202
Tata Consultancy Services Ltd.	132,090	3,817,677
Tech Mahindra Ltd.	149,203	1,672,603
Wipro Ltd., ADR (1)	273,880	1,090,042
Zee Entertainment Enterprises Ltd.	141,044	907,786

		21,697,361

Indonesia - 2.5%
Adaro Energy Tbk. PT	1,909,600	180,839
Bank Central Asia Tbk. PT	420,200	819,971
Bank Rakyat Indonesia Persero Tbk. PT	6,789,500	1,971,403
Indah Kiat Pulp & Paper Corp. Tbk. PT	1,766,700	1,068,674
Indofood CBP Sukses Makmur Tbk. PT	224,100	146,985
Indofood Sukses Makmur Tbk. PT	1,449,600	649,397
United Tractors Tbk. PT	603,600	1,148,759

		5,986,028

Malaysia - 3.1%
AirAsia Group Bhd.	2,561,392	1,671,912
Hong Leong Bank Bhd.	118,500	590,207
Malayan Banking Bhd.	627,100	1,424,974
Petronas Chemicals Group Bhd.	638,500	1,433,653
Petronas Gas Bhd.	16,300	70,447
Public Bank Bhd.	154,900	879,432
Sime Darby Bhd.	1,926,500	1,053,248
Top Glove Corp. Bhd.	296,400	335,914

		7,459,787

Mexico - 2.2%
Alfa SAB de CV, Class A (1)	2,455,693	2,610,010
El Puerto de Liverpool SAB de CV, Class C1 (1)	85,596	542,851
Grupo Financiero Banorte SAB de CV, Class O (1)	147,200	800,375
Grupo Financiero Inbursa SAB de CV, Class O (1)	51,000	70,653
Wal-Mart de Mexico SAB de CV (1)	462,155	1,236,207

		5,260,096

Peru - 0.4%
Credicorp Ltd. (1)	3,587	860,701

Philippines - 0.4%
Ayala Land, Inc.	183,900	157,359
BDO Unibank, Inc.	68,970	176,042
International Container Terminal Services, Inc.	124,280	309,401

INVESTMENTS	SHARES	VALUE

Philippines - 0.4% (continued)
JG Summit Holdings, Inc.	88,640	$107,228
SM Investments Corp.	6,315	112,443

		862,473

Poland - 2.0%
Bank Polska Kasa Opieki SA	6,104	175,059
CD Projekt SA *	21,675	1,130,942
Grupa Lotos SA	40,172	872,738
Jastrzebska Spolka Weglowa SA	16,059	255,349
LPP SA	206	446,650
PGE Polska Grupa Energetyczna SA *	233,477	604,874
Polski Koncern Naftowy ORLEN SA	16,993	432,545
Polskie Gornictwo Naftowe i Gazownictwo SA	407,484	664,531
Powszechna Kasa Oszczednosci Bank Polski SA	25,655	257,940

		4,840,628

Romania - 0.1%
NEPI Rockcastle plc	16,269	137,404

Russia - 3.7%
Gazprom PJSC, ADR	285,828	1,291,296
LUKOIL PJSC, ADR	24,570	2,203,075
Magnit PJSC, GDR (c)	38,020	537,199
Novatek PJSC, GDR (c)	5,239	898,264
Novolipetsk Steel PJSC, GDR (c)	33,164	852,252
Rosneft Oil Co. PJSC, GDR (c)	68,272	429,110
Severstal PJSC, GDR (c)	98,961	1,544,515
Surgutneftegas PJSC, ADR	88,464	328,246
Tatneft PJSC, ADR	12,791	886,118

		8,970,075

South Africa - 4.6%
Absa Group Ltd.	34,911	369,459
FirstRand Ltd.	44,963	196,879
Foschini Group Ltd. (The)	54,244	615,571
Growthpoint Properties Ltd., REIT	84,208	142,554
Investec Ltd.	125,661	735,769
Kumba Iron Ore Ltd.	77,778	2,330,767
Naspers Ltd., Class N	2,746	639,932
Nedbank Group Ltd.	17,985	314,315
Netcare Ltd.	231,199	376,059
Pick n Pay Stores Ltd.	69,850	322,252
Redefine Properties Ltd., REIT	217,038	145,909
Remgro Ltd.	28,077	361,335
Standard Bank Group Ltd.	87,461	1,128,157
Telkom SA SOC Ltd.	352,997	1,792,782
Truworths International Ltd.	353,835	1,711,279

		11,183,019

South Korea - 13.6%
Daelim Industrial Co. Ltd.	28,783	2,444,706
DB Insurance Co. Ltd.	12,035	728,485
DGB Financial Group, Inc.	10,226	73,663
Doosan Bobcat, Inc.	39,902	1,087,232
GS Engineering & Construction Corp.	44,482	1,673,585
GS Retail Co. Ltd.	2,066	71,335
Hana Financial Group, Inc.	25,758	827,037

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
South Korea - 13.6% (continued)
Hanwha Corp.	41,089	$1,103,072
Hanwha Life Insurance Co. Ltd.	29,659	104,626
Hyundai Department Store Co. Ltd.	8,475	755,409
Hyundai Engineering & Construction Co. Ltd.	55,803	2,630,452
Hyundai Marine & Fire Insurance Co. Ltd.	53,344	1,782,501
Industrial Bank of Korea	9,255	114,594
Kia Motors Corp.	30,093	937,855
Korea Investment Holdings Co. Ltd.	7,571	415,131
Korea Zinc Co. Ltd.	183	75,070
Korean Air Lines Co. Ltd.	46,064	1,295,181
Kumho Petrochemical Co. Ltd.	13,366	1,123,197
LG Electronics, Inc.	22,413	1,486,143
Lotte Chemical Corp.	566	145,212
NCSoft Corp.	2,823	1,234,173
Posco International Corp.	12,448	195,137
S-1 Corp.	1,090	96,470
Samsung Electronics Co. Ltd.	265,136	10,457,740
SK Hynix, Inc.	28,222	1,850,413
ViroMed Co. Ltd. *	2,286	565,709

		33,274,128

Taiwan - 9.7%
AU Optronics Corp.	188,000	69,301
Chailease Holding Co. Ltd.	41,000	168,004
China Airlines Ltd.	489,000	156,587
China Development Financial Holding Corp.	656,000	219,569
China Life Insurance Co. Ltd.	1,571,283	1,334,767
CTBC Financial Holding Co. Ltd.	1,829,559	1,214,984
E.Sun Financial Holding Co. Ltd.	1,677,498	1,294,498
Eva Airways Corp.	1,302,322	638,566
Feng TAY Enterprise Co. Ltd.	20,000	141,782
First Financial Holding Co. Ltd.	2,128,797	1,457,972
Foxconn Technology Co. Ltd.	36,000	71,955
Fubon Financial Holding Co. Ltd.	301,000	449,961
Globalwafers Co. Ltd.	254,000	2,509,321
Mega Financial Holding Co. Ltd.	603,000	549,343
Nanya Technology Corp.	466,000	931,960
Pou Chen Corp.	859,000	1,047,891
Ruentex Industries Ltd.	27,000	70,999
Shin Kong Financial Holding Co. Ltd.	6,608,885	1,949,748
SinoPac Financial Holdings Co. Ltd.	818,000	302,967
Taishin Financial Holding Co. Ltd.	360,555	164,499
Taiwan Business Bank	3,745,040	1,459,610
Taiwan Cooperative Financial Holding Co. Ltd.	287,100	181,790
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	93,969	3,848,969
Uni-President Enterprises Corp.	740,000	1,798,186
Yageo Corp.	46,000	484,700
Yuanta Financial Holding Co. Ltd.	353,000	201,352
Zhen Ding Technology Holding Ltd.	339,000	1,054,560

		23,773,841

Thailand - 3.3%
Bangkok Bank PCL, NVDR	237,600	1,551,699
Bangkok Dusit Medical Services PCL, NVDR	971,700	759,722
Central Pattana PCL, NVDR	36,900	85,269

INVESTMENTS	SHARES	VALUE
Thailand - 3.3% (continued)
Krung Thai Bank PCL, NVDR	1,547,700	$937,316
PTT Exploration & Production PCL, NVDR	100,100	395,805
PTT Global Chemical PCL, NVDR	1,278,500	2,715,444
Siam Cement PCL (The), NVDR	106,000	1,611,579

		8,056,834

Turkey - 0.5%
Arcelik A/S *	55,431	168,509
BIM Birlesik Magazalar A/S	13,158	180,098
Haci Omer Sabanci Holding A/S	44,841	63,266
KOC Holding A/S	54,785	158,650
TAV Havalimanlari Holding A/S	40,084	168,172
Turkiye Sise ve Cam Fabrikalari A/S	412,161	431,564

		1,170,259

United Kingdom - 0.8%
Mondi Ltd.	85,143	1,888,736

TOTAL COMMON STOCKS (Cost $193,130,151)		236,419,904

SHORT-TERM INVESTMENTS - 2.4%
INVESTMENT COMPANIES - 2.4%
Limited Purpose Cash Investment Fund, 2.43% (1)(d)
(Cost $5,846,239)	5,846,824	5,846,239

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.6% (Cost $198,976,390)		242,266,143

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% (e)		870,864

NET ASSETS - 100.0%		$243,137,007

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$24,430,806	10.0%
Consumer Discretionary	29,244,594	12.0
Consumer Staples	11,008,522	4.5
Energy	15,719,240	6.5
Financials	49,152,338	20.2
Health Care	5,717,302	2.4
Industrials	25,800,565	10.6
Information Technology	31,631,100	13.0
Materials	30,760,605	12.7
Real Estate	8,757,960	3.6
Utilities	4,196,872	1.7
Short-Term Investments	5,846,239	2.4

Total Investments In Securities At Value	242,266,143	99.6
Other Assets in Excess of Liabilities (e)	870,864	0.4

Net Assets	$243,137,007	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $5,011,650, which represents approximately 2.06% of net assets of the fund.
(b)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $386,853; additional non-cash collateral of $395,494 was received (See Note 3).

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2019, the value of these securities amounted to $4,898,692 or 2.01% of net assets.

(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	95	6/2019	USD	$5,022,650	$157,339

					$157,339

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$162,531	$162,531

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.9%

Aerospace & Defense - 4.0%
Boeing Co. (The)	10,611	$4,047,248
Huntington Ingalls Industries, Inc.	7,742	1,604,142
L3 Technologies, Inc.	1,491	307,698
Raytheon Co.	11,163	2,032,559
Spirit AeroSystems Holdings, Inc., Class A	17,453	1,597,473
Teledyne Technologies, Inc. *	2,603	616,937
Textron, Inc.	34,844	1,765,197

		11,971,254

Airlines - 1.6%
Delta Air Lines, Inc.	1,759	90,852
JetBlue Airways Corp. *	57,604	942,402
Southwest Airlines Co.	4,856	252,075
United Continental Holdings, Inc. *	46,269	3,691,341

		4,976,670

Banks - 5.0%
Bank of America Corp.	69,166	1,908,290
Citigroup, Inc.	25,449	1,583,437
Fifth Third Bancorp	13,001	327,885
JPMorgan Chase & Co.	47,907	4,849,626
PNC Financial Services Group, Inc. (The)	727	89,174
Popular, Inc.	64,304	3,352,167
Regions Financial Corp.	31,659	447,975
SunTrust Banks, Inc.	4,947	293,110
TCF Financial Corp.	9,898	204,790
US Bancorp	16,190	780,196
Wells Fargo & Co.	27,883	1,347,306

		15,183,956

Biotechnology - 4.4%
AbbVie, Inc.	14,449	1,164,445
Alexion Pharmaceuticals, Inc. *	8,343	1,127,807
Amgen, Inc.	7,286	1,384,194
Biogen, Inc. *	8,770	2,073,052
Celgene Corp. *	7,520	709,437
Exelixis, Inc. *	183,028	4,356,066
Gilead Sciences, Inc.	8,282	538,413
Ionis Pharmaceuticals, Inc. *	10,534	855,045
United Therapeutics Corp. *	9,651	1,132,738

		13,341,197

Capital Markets - 1.4%
Ameriprise Financial, Inc.	11,756	1,505,943
Bank of New York Mellon Corp. (The)	6,687	337,225
CME Group, Inc.	11,126	1,831,117
Evercore, Inc., Class A	956	86,996
Morgan Stanley	5,289	223,196
MSCI, Inc.	908	180,547
S&P Global, Inc.	807	169,914

		4,334,938

Chemicals - 1.1%
Celanese Corp., Series A	5,419	534,368
LyondellBasell Industries NV, Class A	33,162	2,788,261

		3,322,629

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 0.9%
Cintas Corp.	1,315	$265,775
Copart, Inc. *	5,071	307,252
Republic Services, Inc.	1,912	153,686
Rollins, Inc.	3,724	154,993
Waste Management, Inc.	18,416	1,913,607

		2,795,313

Communications Equipment - 1.8%
Cisco Systems, Inc.	72,912	3,936,519
F5 Networks, Inc. *	4,847	760,640
Ubiquiti Networks, Inc.	4,126	617,703

		5,314,862

Consumer Finance - 0.2%
Capital One Financial Corp.	2,959	241,721
Credit Acceptance Corp. *	229	103,492
Discover Financial Services	1,777	126,451
OneMain Holdings, Inc.	3,550	112,712

		584,376

Distributors - 0.0% (a)
LKQ Corp. *	2,069	58,718

Diversified Consumer Services - 0.6%
Graham Holdings Co., Class B	978	668,150
Grand Canyon Education, Inc. *	2,948	337,576
H&R Block, Inc.	6,549	156,783
ServiceMaster Global Holdings, Inc. *	16,713	780,497

		1,943,006

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *	21,313	4,281,569

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	16,241	960,330

Electric Utilities - 2.7%
American Electric Power Co., Inc.	7,418	621,258
Exelon Corp.	100,244	5,025,232
NextEra Energy, Inc.	2,054	397,079
OGE Energy Corp.	9,794	422,317
Pinnacle West Capital Corp.	17,149	1,639,101

		8,104,987

Electrical Equipment - 0.4%
Eaton Corp. plc	14,082	1,134,446

Electronic Equipment, Instruments & Components - 1.6%
Arrow Electronics, Inc. *	8,314	640,677
CDW Corp.	16,320	1,572,758
FLIR Systems, Inc.	4,579	217,869
Jabil, Inc.	7,192	191,235
Zebra Technologies Corp., Class A *	9,867	2,067,433

		4,689,972

Entertainment - 0.9%
Electronic Arts, Inc. *	1,868	189,845
Viacom, Inc., Class B	64,118	1,799,792
Walt Disney Co. (The)	7,175	796,640

		2,786,277

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	1,403	$276,475
Simon Property Group, Inc.	526	95,843

		372,318

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	9,509	2,302,509
Kroger Co. (The)	94,045	2,313,507
Walgreens Boots Alliance, Inc.	2,138	135,271
Walmart, Inc.	27,903	2,721,380

		7,472,667

Food Products - 1.1%
Archer-Daniels-Midland Co.	24,962	1,076,611
Pilgrim’s Pride Corp. *	31,901	711,073
Tyson Foods, Inc., Class A	19,863	1,379,088

		3,166,772

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	12,511	1,000,129
Baxter International, Inc.	19,226	1,563,266
Danaher Corp.	24,991	3,299,312
Edwards Lifesciences Corp. *	949	181,572
Masimo Corp. *	3,136	433,646
Medtronic plc	16,000	1,457,280
Varian Medical Systems, Inc. *	1,297	183,811

		8,119,016

Health Care Providers & Services - 4.4%
Anthem, Inc.	7,414	2,127,670
Centene Corp. *	12,394	658,121
Cigna Corp.	4,867	782,711
HCA Healthcare, Inc.	23,950	3,122,601
Humana, Inc.	5,965	1,586,690
Laboratory Corp. of America Holdings *	4,075	623,393
MEDNAX, Inc. *	8,346	226,761
Molina Healthcare, Inc. *	8,123	1,153,141
UnitedHealth Group, Inc.	7,879	1,948,162
Universal Health Services, Inc., Class B	8,166	1,092,366

		13,321,616

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	8,980	455,466
Darden Restaurants, Inc.	15,496	1,882,299
Las Vegas Sands Corp.	1,754	106,924
McDonald’s Corp.	1,933	367,077
Norwegian Cruise Line Holdings Ltd. *	23,591	1,296,561
Starbucks Corp.	9,865	733,364

		4,841,691

Household Durables - 0.4%
PulteGroup, Inc.	40,995	1,146,220

Household Products - 0.4%
Procter & Gamble Co. (The)	12,054	1,254,219

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	7,299	189,993

INVESTMENTS	SHARES	VALUE
Insurance - 5.4%
Aflac, Inc.	20,736	$1,036,800
Allstate Corp. (The)	36,129	3,402,629
American Financial Group, Inc.	2,020	194,344
Assurant, Inc.	6,651	631,247
Assured Guaranty Ltd.	45,581	2,025,164
Athene Holding Ltd., Class A *	24,995	1,019,796
Chubb Ltd.	5,879	823,530
Everest Re Group Ltd.	9,920	2,142,323
First American Financial Corp.	8,089	416,584
Hanover Insurance Group, Inc. (The)	1,071	122,276
Old Republic International Corp.	52,645	1,101,333
Progressive Corp. (The)	11,069	797,964
Reinsurance Group of America, Inc.	7,701	1,093,388
Travelers Cos., Inc. (The)	10,842	1,487,089

		16,294,467

Interactive Media & Services - 6.0%
Alphabet, Inc., Class A *	4,461	5,250,106
Alphabet, Inc., Class C *	3,173	3,722,913
Facebook, Inc., Class A *	35,829	5,972,336
IAC/InterActiveCorp *	5,149	1,081,857
TripAdvisor, Inc. *	30,734	1,581,264
Twitter, Inc. *	12,523	411,756

		18,020,232

Internet & Direct Marketing Retail - 2.3%
Amazon.com, Inc. *	3,616	6,439,192
Booking Holdings, Inc. *	216	376,901
eBay, Inc.	5,145	191,085

		7,007,178

IT Services - 3.6%
Accenture plc, Class A	7,680	1,351,834
Akamai Technologies, Inc. *	26,925	1,930,792
Booz Allen Hamilton Holding Corp.	9,687	563,202
Cognizant Technology Solutions Corp., Class A	17,950	1,300,477
DXC Technology Co.	17,724	1,139,830
Euronet Worldwide, Inc. *	875	124,766
International Business Machines Corp.	10,179	1,436,257
Leidos Holdings, Inc.	1,612	103,313
Total System Services, Inc.	6,668	633,527
VeriSign, Inc. *	3,517	638,547
Visa, Inc., Class A	8,619	1,346,202
Worldpay, Inc. *	3,372	382,722

		10,951,469

Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. *	12,607	1,831,167
IQVIA Holdings, Inc. *	22,592	3,249,859
PRA Health Sciences, Inc. *	7,455	822,212
QIAGEN NV *	13,801	561,425
Thermo Fisher Scientific, Inc.	12,961	3,547,685

		10,012,348

Machinery - 1.0%
Allison Transmission Holdings, Inc.	5,629	252,855
Cummins, Inc.	2,375	374,941

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Machinery - 1.0% (continued)
Ingersoll-Rand plc	2,242	$242,024
Oshkosh Corp.	25,919	1,947,295
Snap-on, Inc.	993	155,424

		2,972,539

Media - 0.9%
AMC Networks, Inc., Class A *	26,602	1,509,930
Comcast Corp., Class A	18,515	740,230
Discovery, Inc., Class A *(b)	17,953	485,090
Fox Corp., Class A *	3,313	121,620

		2,856,870

Multiline Retail - 1.1%
Kohl’s Corp.	36,925	2,539,332
Target Corp.	11,324	908,864

		3,448,196

Multi-Utilities - 1.5%
Ameren Corp.	16,399	1,206,146
Consolidated Edison, Inc.	18,883	1,601,467
DTE Energy Co.	8,431	1,051,683
Public Service Enterprise Group, Inc.	10,287	611,151

		4,470,447

Oil, Gas & Consumable Fuels - 1.4%
Diamondback Energy, Inc.	608	61,730
HollyFrontier Corp.	46,663	2,299,086
PBF Energy, Inc., Class A	43,090	1,341,823
Pioneer Natural Resources Co.	794	120,910
Valero Energy Corp.	4,478	379,869

		4,203,418

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,294	379,772
Nu Skin Enterprises, Inc., Class A	1,653	79,112

		458,884

Pharmaceuticals - 4.5%
Eli Lilly & Co.	5,696	739,113
Jazz Pharmaceuticals plc *	4,936	705,601
Johnson & Johnson	24,955	3,488,460
Merck & Co., Inc.	50,378	4,189,938
Mylan NV *	30,058	851,844
Pfizer, Inc.	75,992	3,227,380
Zoetis, Inc.	4,960	499,323

		13,701,659

Professional Services - 0.5%
Robert Half International, Inc.	22,382	1,458,411

Road & Rail - 0.2%
AMERCO	312	115,911
CSX Corp.	5,373	402,008
Norfolk Southern Corp.	669	125,029

		642,948

Semiconductors & Semiconductor Equipment - 5.3%
Broadcom, Inc.	1,141	343,110
Intel Corp.	118,769	6,377,895
Lam Research Corp.	10,076	1,803,705

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 5.3% (continued)
Micron Technology, Inc. *	111,232	$4,597,219
ON Semiconductor Corp. *	30,250	622,242
Skyworks Solutions, Inc.	2,358	194,488
Texas Instruments, Inc.	15,716	1,666,996
Xilinx, Inc.	3,200	405,728

		16,011,383

Software - 7.6%
Adobe, Inc. *	7,762	2,068,495
Cadence Design Systems, Inc. *	30,455	1,934,197
Citrix Systems, Inc.	2,103	209,585
Fortinet, Inc. *	27,321	2,294,144
Intuit, Inc.	1,554	406,231
LogMeIn, Inc.	1,103	88,350
Manhattan Associates, Inc. *	4,944	272,464
Microsoft Corp.	89,987	10,613,067
Oracle Corp.	30,452	1,635,577
Paycom Software, Inc. *	5,199	983,287
Red Hat, Inc. *	1,863	340,370
Symantec Corp.	3,837	88,213
VMware, Inc., Class A	12,055	2,176,048

		23,110,028

Specialty Retail - 3.9%
Advance Auto Parts, Inc.	6,228	1,062,061
Best Buy Co., Inc.	11,634	826,712
Dick’s Sporting Goods, Inc.	68,984	2,539,301
Foot Locker, Inc.	43,118	2,612,951
Gap, Inc. (The)	18,676	488,938
Home Depot, Inc. (The)	4,165	799,222
Ross Stores, Inc.	2,106	196,068
TJX Cos., Inc. (The)	16,577	882,062
Urban Outfitters, Inc. *	44,048	1,305,583
Williams-Sonoma, Inc.	21,665	1,219,089

		11,931,987

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.	47,005	8,928,600
HP, Inc.	33,050	642,162
NetApp, Inc.	3,703	256,766
Xerox Corp.	12,826	410,175

		10,237,703

Textiles, Apparel & Luxury Goods - 2.3%
Capri Holdings Ltd. *	14,900	681,675
Columbia Sportswear Co.	2,204	229,613
Lululemon Athletica, Inc. *	13,617	2,231,418
NIKE, Inc., Class B	29,876	2,515,858
Ralph Lauren Corp.	6,336	821,652
Skechers U.S.A., Inc., Class A *	16,779	563,942

		7,044,158

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	5,186	60,002

Tobacco - 0.8%
Altria Group, Inc.	18,086	1,038,679
Philip Morris International, Inc.	17,038	1,505,989

		2,544,668

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Trading Companies & Distributors - 0.1%
Air Lease Corp.	11,075	$380,426

TOTAL COMMON STOCKS (Cost $243,005,481)		293,488,433

SHORT-TERM INVESTMENTS - 2.9%
INVESTMENT COMPANIES - 2.9%
Limited Purpose Cash Investment Fund, 2.43% (c)
(Cost $8,873,666)	8,875,179	8,874,291

SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (c)(d)	39,570	39,570
Limited Purpose Cash Investment Fund 2.43% (c)(d)	175,272	175,255

TOTAL SECURITIES LENDING COLLATERAL (Cost $214,842)		214,825

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.9% (Cost $252,093,989)		302,577,549

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (e)		427,099

NET ASSETS - 100.0%		$303,004,648

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$24,623,709	8.1%
Consumer Discretionary	37,421,155	12.4
Consumer Staples	14,897,210	4.9
Energy	4,203,418	1.4
Financials	40,739,308	13.5
Health Care	58,495,836	19.3
Industrials	26,332,006	8.7
Information Technology	70,315,417	23.2
Materials	3,322,629	1.1
Real Estate	372,318	0.1
Utilities	12,765,427	4.2
Short-Term Investments	8,874,291	2.9
Securities Lending Collateral	214,825	0.1

Total Investments In Securities At Value	302,577,549	99.9
Other Assets in Excess of Liabilities (e)	427,099	0.1

Net Assets	$303,004,648	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $210,248.
(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	39	6/2019	USD	$5,533,710	$122,094

					$122,094

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$168,512	$168,512

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 99.2%

Aerospace & Defense - 1.2%
AAR Corp.	287	$9,330
Aerovironment, Inc. *	638	43,646
Axon Enterprise, Inc. *	944	51,363
Maxar Technologies, Inc. (a)	2,417	9,716
Moog, Inc., Class A	620	53,909
National Presto Industries, Inc.	189	20,516
Vectrus, Inc. *	3,562	94,714
Wesco Aircraft Holdings, Inc. *	1,485	13,053

		296,247

Air Freight & Logistics - 0.1%
Hub Group, Inc., Class A *	336	13,726

Airlines - 0.5%
Allegiant Travel Co.	100	12,947
Hawaiian Holdings, Inc.	353	9,266
SkyWest, Inc.	613	33,280
Spirit Airlines, Inc. *	1,087	57,459

		112,952

Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc. *	3,506	50,171
Tower International, Inc.	503	10,578

		60,749

Automobiles - 0.0% (b)
Winnebago Industries, Inc.	192	5,981

Banks - 4.8%
BancFirst Corp.	657	34,262
Bancorp, Inc. (The) *	2,489	20,111
BancorpSouth Bank	277	7,817
Cathay General Bancorp	2,792	94,677
Chemical Financial Corp.	832	34,245
City Holding Co.	216	16,457
Community Trust Bancorp, Inc.	277	11,374
Customers Bancorp, Inc. *	558	10,217
Enterprise Financial Services Corp.	898	36,611
Fidelity Southern Corp.	700	19,173
Fifth Third Bancorp	2,051	51,726
First Bancorp/PR	3,872	44,373
First Interstate BancSystem, Inc., Class A	1,415	56,345
First Merchants Corp.	935	34,455
First Midwest Bancorp, Inc.	1,160	23,734
Fulton Financial Corp.	3,892	60,248
Great Southern Bancorp, Inc.	519	26,936
Great Western Bancorp, Inc.	2,297	72,562
Hancock Whitney Corp.	1,601	64,680
Heartland Financial USA, Inc.	280	11,942
Hope Bancorp, Inc.	1,248	16,324
IBERIABANK Corp.	405	29,043
Independent Bank Corp./MA	93	7,534
International Bancshares Corp.	3,095	117,703
NBT Bancorp, Inc.	785	28,268
OFG Bancorp	5,315	105,184
Old National Bancorp	1,547	25,371
Preferred Bank	505	22,710

INVESTMENTS	SHARES	VALUE

Banks - 4.8% (continued)
Simmons First National Corp., Class A	1,697	$41,543
Trustmark Corp.	1,383	46,510

		1,172,135

Beverages - 1.1%
Boston Beer Co., Inc. (The), Class A *	660	194,522
National Beverage Corp. (a)	1,219	70,373

		264,895

Biotechnology - 7.4%
ACADIA Pharmaceuticals, Inc. *	1,418	38,073
Amicus Therapeutics, Inc. *	1,954	26,574
Arena Pharmaceuticals, Inc. *	730	32,726
Array BioPharma, Inc. *	2,096	51,101
Arrowhead Pharmaceuticals, Inc. *	7,145	131,111
BioSpecifics Technologies Corp. *	594	37,024
CareDx, Inc. *	2,392	75,396
Eagle Pharmaceuticals, Inc. *	1,139	57,508
Emergent BioSolutions, Inc. *	3,165	159,896
Enanta Pharmaceuticals, Inc. *	1,516	144,808
Genomic Health, Inc. *	2,646	185,352
Halozyme Therapeutics, Inc. *	1,617	26,034
Insmed, Inc. *	1,004	29,186
Intercept Pharmaceuticals, Inc. *	320	35,795
Invitae Corp. *	1,767	41,383
Ligand Pharmaceuticals, Inc. *	828	104,088
Myriad Genetics, Inc. *	2,804	93,093
PDL BioPharma, Inc. *	17,506	65,122
Portola Pharmaceuticals, Inc. *(a)	648	22,486
PTC Therapeutics, Inc. *	530	19,949
REGENXBIO, Inc. *	1,598	91,581
Repligen Corp. *	2,576	152,190
Spark Therapeutics, Inc. *	370	42,136
Veracyte, Inc. *	541	13,536
Vericel Corp. *	7,062	123,656

		1,799,804

Building Products - 0.4%
Apogee Enterprises, Inc.	216	8,098
Patrick Industries, Inc. *	2,031	92,045

		100,143

Capital Markets - 1.3%
Blucora, Inc. *	1,258	41,992
Cowen, Inc. *	631	9,143
Greenhill & Co., Inc.	332	7,142
Oppenheimer Holdings, Inc., Class A	4,012	104,392
Waddell & Reed Financial, Inc., Class A	8,334	144,095

		306,764

Chemicals - 0.0% (b)
Stepan Co.	88	7,702

Commercial Services & Supplies - 1.8%
ACCO Brands Corp.	7,914	67,744
Ennis, Inc.	4,365	90,617
Herman Miller, Inc.	2,387	83,975
HNI Corp.	605	21,955
Kimball International, Inc., Class B	1,343	18,990

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE

Commercial Services & Supplies - 1.8% (continued)
Pitney Bowes, Inc.	6,040	$41,495
Steelcase, Inc., Class A	6,129	89,177
Tetra Tech, Inc.	213	12,693
UniFirst Corp.	111	17,038

		443,684

Communications Equipment - 1.8%
Ciena Corp. *	3,205	119,675
Comtech Telecommunications Corp.	3,306	76,765
Finisar Corp. *	1,716	39,760
InterDigital, Inc.	127	8,379
Lumentum Holdings, Inc. *	2,312	130,721
NETGEAR, Inc. *	1,373	45,474
NetScout Systems, Inc. *	976	27,396

		448,170

Construction & Engineering - 0.4%
EMCOR Group, Inc.	1,036	75,711
Tutor Perini Corp. *	1,286	22,016

		97,727

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	1,368	21,710
US Concrete, Inc. *	110	4,556

		26,266

Distributors - 0.0% (b)
Core-Mark Holding Co., Inc.	182	6,758

Diversified Consumer Services - 1.1%
Adtalem Global Education, Inc. *	625	28,950
American Public Education, Inc. *	3,746	112,830
K12, Inc. *	1,880	64,164
Weight Watchers International, Inc. *	2,869	57,810

		263,754

Diversified Telecommunication Services - 0.9%
ATN International, Inc.	414	23,345
Frontier Communications Corp. *	4,621	9,196
Iridium Communications, Inc. *	3,989	105,469
Vonage Holdings Corp. *	7,613	76,435

		214,445

Electric Utilities - 1.3%
El Paso Electric Co.	648	38,116
Portland General Electric Co.	5,304	274,959

		313,075

Electrical Equipment - 2.0%
Allied Motion Technologies, Inc.	443	15,230
Atkore International Group, Inc. *	6,716	144,595
Encore Wire Corp.	986	56,419
EnerSys	924	60,208
Enphase Energy, Inc. *	2,586	23,869
Generac Holdings, Inc. *	1,899	97,286
Sunrun, Inc. *	1,501	21,104
Vicor Corp. *	1,926	59,745

		478,456

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 2.7%
AVX Corp.	825	$14,305
Fabrinet (Thailand) *	1,321	69,168
Insight Enterprises, Inc. *	2,108	116,066
KEMET Corp.	7,541	127,971
PC Connection, Inc.	1,702	62,412
SYNNEX Corp.	127	12,114
Tech Data Corp. *	1,478	151,362
TTM Technologies, Inc. *	5,361	62,885
Vishay Intertechnology, Inc.	2,321	42,869

		659,152

Energy Equipment & Services - 0.3%
Mammoth Energy Services, Inc. (a)	3,052	50,816
Rowan Cos. plc, Class A *	1,965	21,202

		72,018

Entertainment - 1.7%
AMC Entertainment Holdings, Inc., Class A	2,229	33,101
Glu Mobile, Inc. *	9,548	104,455
Marcus Corp. (The)	1,306	52,305
World Wrestling Entertainment, Inc., Class A	2,493	216,343

		406,204

Equity Real Estate Investment Trusts (REITs) - 2.8%
Americold Realty Trust	1,319	40,243
CoreCivic, Inc.	1,834	35,671
Cousins Properties, Inc.	1,662	16,055
DiamondRock Hospitality Co.	6,238	67,557
EastGroup Properties, Inc.	272	30,366
First Industrial Realty Trust, Inc.	2,028	71,710
GEO Group, Inc. (The)	1,491	28,627
Global Net Lease, Inc.	511	9,658
Kite Realty Group Trust	677	10,825
Lexington Realty Trust	1,345	12,186
LTC Properties, Inc.	246	11,267
National Health Investors, Inc.	498	39,118
Piedmont Office Realty Trust, Inc., Class A	1,162	24,228
PS Business Parks, Inc.	107	16,781
RLJ Lodging Trust	2,315	40,675
RPT Realty	2,410	28,944
Ryman Hospitality Properties, Inc.	501	41,202
Sabra Health Care REIT, Inc.	3,243	63,141
Tier REIT, Inc.	1,159	33,217
Xenia Hotels & Resorts, Inc.	2,619	57,382

		678,853

Food & Staples Retailing - 0.5%
BJ’s Wholesale Club Holdings, Inc. *	1,475	40,415
Ingles Markets, Inc., Class A	1,363	37,646
Natural Grocers by Vitamin Cottage, Inc. *	946	11,305
Weis Markets, Inc.	629	25,669

		115,035

Food Products - 0.6%
Cal-Maine Foods, Inc.	1,553	69,310
John B Sanfilippo & Son, Inc.	657	47,219
Lancaster Colony Corp.	167	26,167

		142,696

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Gas Utilities - 0.5%
New Jersey Resources Corp.	241	$12,000
ONE Gas, Inc.	1,039	92,502
Southwest Gas Holdings, Inc.	89	7,321

		111,823

Health Care Equipment & Supplies - 4.0%
Globus Medical, Inc., Class A *	3,716	183,607
Haemonetics Corp. *	1,855	162,275
Inogen, Inc. *	194	18,502
Integer Holdings Corp. *	1,632	123,085
IntriCon Corp. *	2,984	74,839
iRadimed Corp. *	674	18,933
Merit Medical Systems, Inc. *	1,483	91,694
NuVasive, Inc. *	225	12,778
Quidel Corp. *	661	43,276
STAAR Surgical Co. *	2,207	75,457
Tactile Systems Technology, Inc. *	201	10,597
Tandem Diabetes Care, Inc. *	2,316	147,066

		962,109

Health Care Providers & Services - 3.7%
Addus HomeCare Corp. *	290	18,441
Amedisys, Inc. *	1,445	178,111
AMN Healthcare Services, Inc. *	2,845	133,971
BioTelemetry, Inc. *	1,391	87,104
Ensign Group, Inc. (The)	3,266	167,187
HealthEquity, Inc. *	443	32,773
LHC Group, Inc. *	71	7,871
Magellan Health, Inc. *	612	40,343
Patterson Cos., Inc.	1,073	23,445
RadNet, Inc. *	1,896	23,491
Select Medical Holdings Corp. *	1,362	19,191
Tenet Healthcare Corp. *	3,911	112,793
Tivity Health, Inc. *	1,264	22,196
Triple-S Management Corp., Class B *	1,750	39,935

		906,852

Health Care Technology - 1.1%
HMS Holdings Corp. *	5,855	173,366
NextGen Healthcare Information Systems LLC *	719	12,101
Omnicell, Inc. *	739	59,741
Tabula Rasa HealthCare, Inc. *	371	20,932

		266,140

Hotels, Restaurants & Leisure - 1.6%
Belmond Ltd., Class A (United Kingdom) *	1,220	30,415
BJ’s Restaurants, Inc.	962	45,483
Bloomin’ Brands, Inc.	2,846	58,201
Brinker International, Inc.	1,603	71,141
Cheesecake Factory, Inc. (The) (a)	255	12,475
Cracker Barrel Old Country Store, Inc.	195	31,514
Dave & Buster’s Entertainment, Inc.	623	31,069
Eldorado Resorts, Inc. *	1,076	50,238
Planet Fitness, Inc., Class A *	195	13,400
Red Robin Gourmet Burgers, Inc. *	369	10,631
Ruth’s Hospitality Group, Inc.	1,008	25,795

		380,362

INVESTMENTS	SHARES	VALUE
Household Durables - 0.7%
La-Z-Boy, Inc.	329	$10,854
Turtle Beach Corp. *(a)	13,550	153,928
ZAGG, Inc. *	1,893	17,169

		181,951

Household Products - 0.1%
WD-40 Co.	128	21,688

Insurance - 4.1%
American Equity Investment Life Holding Co.	3,657	98,812
Argo Group International Holdings Ltd.	172	12,154
eHealth, Inc. *	1,037	64,647
Employers Holdings, Inc.	3,538	141,909
FedNat Holding Co.	5,382	86,327
Genworth Financial, Inc., Class A *	7,815	29,931
Health Insurance Innovations, Inc., Class A *(a)	2,207	59,192
Heritage Insurance Holdings, Inc.	775	11,315
Kemper Corp.	610	46,445
National General Holdings Corp.	1,600	37,968
National Western Life Group, Inc., Class A	123	32,284
Navigators Group, Inc. (The)	355	24,804
Primerica, Inc.	437	53,380
Selective Insurance Group, Inc.	1,308	82,770
Universal Insurance Holdings, Inc.	6,615	205,065

		987,003

Interactive Media & Services - 0.3%
QuinStreet, Inc. *	5,026	67,298

Internet & Direct Marketing Retail - 1.1%
1-800-Flowers.com, Inc., Class A *	5,909	107,721
Duluth Holdings, Inc., Class B *(a)	641	15,281
Etsy, Inc. *	1,145	76,967
Lands’ End, Inc. *	2,695	44,764
Liberty Expedia Holdings, Inc., Class A *	627	26,836

		271,569

IT Services - 3.4%
CACI International, Inc., Class A *	596	108,484
Cardtronics plc, Class A *	5,950	211,701
EVERTEC, Inc.	3,978	110,628
Hackett Group, Inc. (The)	1,786	28,219
MAXIMUS, Inc.	991	70,341
Perspecta, Inc.	2,308	46,668
Science Applications International Corp.	168	12,928
Sykes Enterprises, Inc. *	2,897	81,927
Travelport Worldwide Ltd.	681	10,712
Unisys Corp. *	12,029	140,378

		821,986

Leisure Products - 2.1%
Acushnet Holdings Corp.	1,795	41,536
Callaway Golf Co.	4,803	76,512
Johnson Outdoors, Inc., Class A	2,290	163,415
Malibu Boats, Inc., Class A *	307	12,151
MasterCraft Boat Holdings, Inc. *	5,267	118,876
Nautilus, Inc. *	4,391	24,414
Sturm Ruger & Co., Inc.	1,258	66,699

		503,603

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 1.5%
Cambrex Corp. *	973	$37,801
Medpace Holdings, Inc. *	3,194	188,350
NeoGenomics, Inc. *	3,456	70,710
Syneos Health, Inc. *	1,316	68,116

		364,977

Machinery - 1.1%
Columbus McKinnon Corp.	666	22,877
EnPro Industries, Inc.	414	26,683
Global Brass & Copper Holdings, Inc.	905	31,168
Greenbrier Cos., Inc. (The)	955	30,780
Harsco Corp. *	1,669	33,647
Meritor, Inc. *	5,258	107,000
Wabash National Corp.	1,326	17,967

		270,122

Media - 1.9%
Entravision Communications Corp., Class A	15,878	51,445
Gannett Co., Inc.	1,347	14,197
Gray Television, Inc. *	4,402	94,027
MSG Networks, Inc., Class A *	3,553	77,278
Nexstar Media Group, Inc., Class A	537	58,195
Scholastic Corp.	432	17,176
Sinclair Broadcast Group, Inc., Class A	3,505	134,872
TEGNA, Inc.	1,305	18,400

		465,590

Metals & Mining - 1.0%
Schnitzer Steel Industries, Inc., Class A	1,278	30,672
Warrior Met Coal, Inc.	6,794	206,538

		237,210

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	2,545	46,319
Blackstone Mortgage Trust, Inc., Class A	1,590	54,950
Invesco Mortgage Capital, Inc.	1,636	25,849
Redwood Trust, Inc.	1,030	16,635

		143,753

Multiline Retail - 0.1%
Big Lots, Inc.	234	8,897
Dillard’s, Inc., Class A	398	28,664

		37,561

Multi-Utilities - 0.6%
Avista Corp.	935	37,980
Black Hills Corp.	748	55,404
NorthWestern Corp.	874	61,538

		154,922

Oil, Gas & Consumable Fuels - 1.2%
Arch Coal, Inc., Class A	257	23,456
CONSOL Energy, Inc. *	1,424	48,729
CVR Energy, Inc.	176	7,251
Delek US Holdings, Inc.	2,975	108,350
Penn Virginia Corp. *	227	10,011
Renewable Energy Group, Inc. *	4,644	101,982

		299,779

INVESTMENTS	SHARES	VALUE
Paper & Forest Products - 0.1%
Verso Corp., Class A *	1,635	$35,022

Personal Products - 2.5%
Edgewell Personal Care Co. *	524	22,998
Inter Parfums, Inc.	792	60,089
Medifast, Inc.	1,360	173,468
Natural Health Trends Corp.	7,340	95,126
USANA Health Sciences, Inc. *	3,196	268,049

		619,730

Pharmaceuticals - 0.8%
Assertio Therapeutics, Inc. *	9,953	50,462
Corcept Therapeutics, Inc. *	3,957	46,455
Endo International plc *	1,307	10,495
Lannett Co., Inc. *	1,948	15,331
Mallinckrodt plc *	712	15,479
Phibro Animal Health Corp., Class A	556	18,348
Supernus Pharmaceuticals, Inc. *	956	33,498

		190,068

Professional Services - 5.1%
Barrett Business Services, Inc.	1,074	83,052
BG Staffing, Inc.	7,320	159,869
CBIZ, Inc. *	831	16,820
FTI Consulting, Inc. *	2,683	206,108
Heidrick & Struggles International, Inc.	1,944	74,514
ICF International, Inc.	392	29,823
Insperity, Inc.	1,390	171,887
Kelly Services, Inc., Class A	2,124	46,855
Kforce, Inc.	6,386	224,276
Korn Ferry	1,776	79,529
Navigant Consulting, Inc.	1,782	34,696
TrueBlue, Inc. *	5,081	120,115

		1,247,544

Real Estate Management & Development - 0.3%
HFF, Inc., Class A	727	34,714
Marcus & Millichap, Inc. *	453	18,451
RMR Group, Inc. (The), Class A	288	17,562

		70,727

Road & Rail - 0.8%
ArcBest Corp.	4,728	145,575
Covenant Transportation Group, Inc., Class A *	786	14,918
USA Truck, Inc. *	1,788	25,819

		186,312

Semiconductors & Semiconductor Equipment - 2.2%
Amkor Technology, Inc. *	10,613	90,635
Cabot Microelectronics Corp.	892	99,868
Diodes, Inc. *	494	17,142
Ichor Holdings Ltd. *(a)	1,432	32,334
Integrated Device Technology, Inc. *	1,529	74,906
Nanometrics, Inc. *	1,285	39,681
Photronics, Inc. *	9,568	90,418
Rudolph Technologies, Inc. *	1,236	28,181
SMART Global Holdings, Inc. *	3,057	58,694

		531,859

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 6.2%
ACI Worldwide, Inc. *	1,139	$37,439
Alarm.com Holdings, Inc. *	758	49,194
Alteryx, Inc., Class A *	865	72,548
Appfolio, Inc., Class A *	432	34,301
Avaya Holdings Corp. *	3,569	60,066
Bottomline Technologies DE, Inc. *	1,324	66,319
Coupa Software, Inc. *	217	19,743
eGain Corp. *	1,815	18,967
Ellie Mae, Inc. *	337	33,259
Envestnet, Inc. *	398	26,025
HubSpot, Inc. *	515	85,598
j2 Global, Inc.	2,180	188,788
MicroStrategy, Inc., Class A *	128	18,464
Mitek Systems, Inc. *	385	4,712
New Relic, Inc. *	110	10,857
Paylocity Holding Corp. *	233	20,781
Progress Software Corp.	1,811	80,354
Qualys, Inc. *	2,275	188,233
SailPoint Technologies Holding, Inc. *	1,019	29,266
SecureWorks Corp., Class A *	1,899	34,942
SPS Commerce, Inc. *	617	65,439
Trade Desk, Inc. (The), Class A *	1,133	224,277
Verint Systems, Inc. *	1,235	73,927
Zix Corp. *	2,274	15,645
Zscaler, Inc. *	585	41,494

		1,500,638

Specialty Retail - 5.8%
Aaron’s, Inc.	454	23,881
Abercrombie & Fitch Co., Class A	3,814	104,542
American Eagle Outfitters, Inc.	6,961	154,325
Ascena Retail Group, Inc. *	6,716	7,253
Bed Bath & Beyond, Inc.	4,350	73,907
Boot Barn Holdings, Inc. *	1,779	52,374
Buckle, Inc. (The)	5,579	104,439
Caleres, Inc.	1,658	40,936
Cato Corp. (The), Class A	3,910	58,572
Chico’s FAS, Inc.	5,411	23,105
Children’s Place, Inc. (The)	100	9,728
Citi Trends, Inc.	1,726	33,329
DSW, Inc., Class A	3,478	77,281
Express, Inc. *	15,911	68,099
Five Below, Inc. *	132	16,401
Genesco, Inc. *	1,757	80,031
Hibbett Sports, Inc. *	4,693	107,047
J. Jill, Inc.	9,225	50,645
Office Depot, Inc.	8,666	31,458
Shoe Carnival, Inc.	4,569	155,483
Signet Jewelers Ltd.	534	14,504
Tailored Brands, Inc. (a)	5,862	45,958
Tilly’s, Inc., Class A	1,495	16,639
Zumiez, Inc. *	2,625	65,336

		1,415,273

Textiles, Apparel & Luxury Goods - 4.6%
Crocs, Inc. *	3,912	100,734
Deckers Outdoor Corp. *	1,968	289,276
Fossil Group, Inc. *	4,516	61,959
G-III Apparel Group Ltd. *	1,681	67,173

INVESTMENTS	SHARES	VALUE
Textiles, Apparel & Luxury Goods - 4.6% (continued)
Movado Group, Inc.	2,162	$78,654
Oxford Industries, Inc.	954	71,798
Rocky Brands, Inc.	5,537	132,667
Steven Madden Ltd.	3,273	110,758
Vera Bradley, Inc. *	14,164	187,673
Wolverine World Wide, Inc.	425	15,185

		1,115,877

Thrifts & Mortgage Finance - 2.7%
Axos Financial, Inc. *	2,572	74,485
Essent Group Ltd. *	490	21,291
Federal Agricultural Mortgage Corp., Class C	103	7,460
First Defiance Financial Corp.	1,436	41,271
MGIC Investment Corp. *	19,076	251,613
Radian Group, Inc.	7,356	152,563
Walker & Dunlop, Inc.	1,669	84,969
WSFS Financial Corp.	309	11,927

		645,579

Tobacco - 1.4%
Pyxus International, Inc. *(a)	4,254	101,628
Turning Point Brands, Inc.	1,412	65,079
Universal Corp.	2,885	166,263
Vector Group Ltd.	851	9,182

		342,152

Trading Companies & Distributors - 0.3%
BMC Stock Holdings, Inc. *	1,441	25,462
CAI International, Inc. *	2,179	50,553
Veritiv Corp. *	335	8,817

		84,832

Wireless Telecommunication Services - 0.7%
Shenandoah Telecommunications Co.	3,862	171,318

TOTAL COMMON STOCKS (Cost $21,364,972)		24,120,620

PREFERRED STOCKS - 0.0% (b)

Media - 0.0% (b)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039 (c)
(Cost $903)	105	2,576

SHORT-TERM INVESTMENTS - 1.8%
INVESTMENT COMPANIES - 1.8%
Limited Purpose Cash Investment Fund, 2.43% (d)
(Cost $443,888)	443,933	443,888

SECURITIES LENDING COLLATERAL - 2.3%

Investment Companies - 2.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (d)(e)	103,157	103,157

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Investment Companies - 2.3% (continued)
Limited Purpose Cash Investment Fund 2.43% (d)(e)	456,926	$456,880

TOTAL SECURITIES LENDING COLLATERAL (Cost $560,083)		560,037

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 103.3% (Cost $22,369,846)		25,127,121

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3)% (f)		(812,216)

NET ASSETS - 100.0%		$24,314,905

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,327,431	5.5%
Consumer Discretionary	4,243,437	17.4
Consumer Staples	1,506,197	6.2
Energy	371,798	1.5
Financials	3,255,233	13.4
Health Care	4,489,950	18.5
Industrials	3,331,745	13.7
Information Technology	3,961,806	16.3
Materials	306,199	1.2
Real Estate	749,580	3.1
Utilities	579,820	2.4
Short-Term Investments	443,888	1.8
Securities Lending Collateral	560,037	2.3

Total Investments In Securities At Value	25,127,121	103.3
Liabilities in Excess of Other Assets (f)	(812,216)	(3.3)

Net Assets	$24,314,905	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $543,295.
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on March 31, 2019. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	3	6/2019	USD	$231,570	$(1,681)

					$(1,681)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$14,881	$14,881

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.0%

Australia - 6.5%
AGL Energy Ltd.	6,456	$99,855
Amcor Ltd.	10,220	111,821
BHP Group Ltd.	31,889	871,633
BHP Group plc	22,434	541,264
BlueScope Steel Ltd.	290,632	2,884,669
Caltex Australia Ltd.	6,379	118,676
CIMIC Group Ltd.	10,092	346,653
CSL Ltd.	4,834	670,729
Dexus, REIT	33,527	303,437
Flight Centre Travel Group Ltd.	24,998	746,774
Fortescue Metals Group Ltd.	305,310	1,545,218
Goodman Group, REIT	30,886	292,915
GPT Group (The), REIT	19,876	87,674
Rio Tinto Ltd.	3,006	209,343
Rio Tinto plc	4,842	281,432
Scentre Group, REIT	71,981	210,119
South32 Ltd.	512,617	1,361,403
Telstra Corp. Ltd.	672,960	1,586,882

		12,270,497

Belgium - 0.9%
Ageas	19,178	925,081
Groupe Bruxelles Lambert SA	1,467	142,622
UCB SA	6,872	590,321

		1,658,024

Canada - 6.8%
Bank of Montreal (1)	8,976	671,613
Bank of Nova Scotia (The) (1)	15,059	801,659
Canadian Imperial Bank of Commerce (1)	5,176	409,014
Canadian National Railway Co. (1)	9,561	855,900
Canadian Pacific Railway Ltd. (1)	3,971	818,180
CCL Industries, Inc., Class B (1)	2,455	99,387
CGI, Inc. (1)*	29,017	1,994,831
Constellation Software, Inc. (1)	288	244,068
Fairfax Financial Holdings Ltd. (1)	414	191,766
Fortis, Inc. (1)	1,795	66,341
Great-West Lifeco, Inc. (1)	2,283	55,283
Magna International, Inc. (1)	27,923	1,359,636
Methanex Corp. (1)	11,575	657,419
Open Text Corp. (1)	29,343	1,126,643
Royal Bank of Canada (1)	23,274	1,755,891
Toronto-Dominion Bank (The) (1)	27,150	1,473,355
West Fraser Timber Co. Ltd. (1)	5,309	258,230

		12,839,216

China - 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	774,100	859,607

Denmark - 2.6%
Coloplast A/S, Class B	4,737	519,984
DSV A/S	4,759	393,818
Genmab A/S *	618	107,234
H Lundbeck A/S	4,943	214,354
Novo Nordisk A/S, Class B	48,815	2,551,333
Orsted A/S (a)	8,474	642,755

INVESTMENTS	SHARES	VALUE

Denmark - 2.6% (continued)
Pandora A/S	9,392	$440,078

		4,869,556

Finland - 1.9%
Neste OYJ	25,367	2,704,140
Nokia OYJ	42,143	240,073
Orion OYJ, Class B	18,843	708,049

		3,652,262

France - 9.8%
Airbus SE	423	56,063
AXA SA	50,401	1,267,630
CNP Assurances	68,834	1,515,587
Electricite de France SA	129,159	1,768,106
Gecina SA, REIT	483	71,449
Kering SA	722	414,141
L’Oreal SA	13,262	3,571,343
LVMH Moet Hennessy Louis Vuitton SE	6,662	2,453,839
Peugeot SA	61,901	1,510,486
Safran SA	7,569	1,037,413
Sanofi	10,622	939,241
Thales SA	4,390	525,966
TOTAL SA	59,621	3,317,868
Unibail-Rodamco-Westfield, REIT	558	91,505

		18,540,637

Germany - 7.7%
adidas AG	5,696	1,385,389
Allianz SE (Registered)	12,232	2,725,871
BASF SE	8,692	641,007
Bayer AG (Registered)	4,766	306,892
Covestro AG (a)	22,931	1,265,132
Deutsche Boerse AG	2,105	269,902
Deutsche Lufthansa AG (Registered)	52,542	1,154,927
Deutsche Wohnen SE	4,001	194,150
E.ON SE	136,965	1,524,179
Fresenius SE & Co. KGaA	2,780	155,380
Hannover Rueck SE	3,782	543,439
SAP SE	30,140	3,484,319
Siemens AG (Registered)	2,784	299,398
Siemens Healthineers AG (a)	2,100	87,676
TUI AG	5,469	52,455
Vonovia SE	3,353	174,006
Wirecard AG	2,151	270,215

		14,534,337

Hong Kong - 3.4%
CK Hutchison Holdings Ltd.	34,000	357,522
CLP Holdings Ltd.	149,500	1,733,990
Henderson Land Development Co. Ltd.	14,300	91,010
Hong Kong & China Gas Co. Ltd.	184,000	441,277
Hong Kong Exchanges & Clearing Ltd.	13,300	464,682
Link REIT	13,000	152,200
NWS Holdings Ltd.	205,000	448,818
PCCW Ltd.	30,000	18,652
Sino Land Co. Ltd.	182,000	352,401
Sun Hung Kai Properties Ltd.	30,000	515,722
Swire Properties Ltd.	226,800	976,121

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 3.4% (continued)
Yue Yuen Industrial Holdings Ltd.	242,500	$834,869

		6,387,264

Italy - 2.8%
Assicurazioni Generali SpA	65,314	1,210,956
Enel SpA	179,065	1,147,414
Eni SpA	94,908	1,676,886
Poste Italiane SpA (a)	124,983	1,217,465

		5,252,721

Japan - 21.6%
Acom Co. Ltd.	16,500	58,993
AEON Financial Service Co. Ltd.	800	16,314
Alfresa Holdings Corp.	5,100	145,334
Asahi Kasei Corp.	92,000	952,775
Astellas Pharma, Inc.	124,100	1,864,700
Bandai Namco Holdings, Inc.	66,300	3,112,848
Central Japan Railway Co.	5,000	1,162,233
Chubu Electric Power Co., Inc.	5,500	85,982
Credit Saison Co. Ltd.	2,900	38,370
Dai-ichi Life Holdings, Inc.	22,900	318,799
Daiwa House Industry Co. Ltd.	4,400	140,130
Fujitsu Ltd.	25,900	1,873,078
Hitachi High-Technologies Corp.	6,900	283,517
Hitachi Ltd.	65,700	2,134,634
Hoya Corp.	14,300	947,193
ITOCHU Corp.	65,300	1,183,483
Japan Airlines Co. Ltd.	2,200	77,527
Japan Real Estate Investment Corp., REIT	15	88,420
Japan Tobacco, Inc.	7,900	195,666
JTEKT Corp.	18,800	232,144
JXTG Holdings, Inc.	107,000	488,449
Kamigumi Co. Ltd.	10,400	241,211
Kao Corp.	8,600	678,769
KDDI Corp.	118,900	2,560,784
Kirin Holdings Co. Ltd.	19,100	456,942
Kyocera Corp.	1,300	76,548
Kyushu Railway Co.	10,700	351,976
Marubeni Corp.	217,000	1,504,549
Mazda Motor Corp.	19,000	213,026
Medipal Holdings Corp.	7,900	187,971
Mitsubishi Corp.	28,700	799,043
Mitsubishi Electric Corp.	30,200	389,652
Mitsubishi Estate Co. Ltd.	9,000	163,304
Mitsubishi Gas Chemical Co., Inc.	8,800	126,047
Mitsubishi UFJ Financial Group, Inc.	101,900	503,976
Mitsui & Co. Ltd.	17,500	272,308
Mitsui Fudosan Co. Ltd.	7,000	176,341
Mizuho Financial Group, Inc.	1,194,900	1,849,074
Nexon Co. Ltd.	26,400	415,175
Nippon Express Co. Ltd.	13,400	747,132
Nippon Telegraph & Telephone Corp.	63,700	2,715,600
Nomura Real Estate Holdings, Inc.	2,700	51,956
Nomura Real Estate Master Fund, Inc., REIT	65	95,753
NTT DOCOMO, Inc.	10,400	230,502
Resona Holdings, Inc.	315,500	1,366,770
Sankyo Co. Ltd.	3,100	118,352

INVESTMENTS	SHARES	VALUE
Japan - 21.6% (continued)
Shin-Etsu Chemical Co. Ltd.	900	$75,734
Shionogi & Co. Ltd.	11,800	732,563
Showa Denko KK (b)	4,700	166,136
Softbank Corp.	20,300	228,704
SoftBank Group Corp.	9,000	877,290
Sony Corp.	9,600	405,324
Sumitomo Corp.	25,200	349,380
Sumitomo Heavy Industries Ltd.	35,600	1,156,991
Sumitomo Mitsui Financial Group, Inc.	49,900	1,747,434
Suzuken Co. Ltd.	4,200	243,620
THK Co. Ltd.	2,400	59,607
Tokyo Electric Power Co. Holdings, Inc. *	361,100	2,284,358
Toyo Seikan Group Holdings Ltd.	5,000	102,567
Yamaha Corp.	22,000	1,101,617

		41,224,675

Macau - 0.5%
Sands China Ltd.	22,000	110,725
SJM Holdings Ltd.	701,000	801,357

		912,082

Netherlands - 6.2%
Aegon NV	14,976	71,937
Akzo Nobel NV	2,657	236,030
ING Groep NV	38,548	467,098
Koninklijke Ahold Delhaize NV	107,597	2,864,637
Koninklijke Philips NV	3,201	130,785
NN Group NV	31,476	1,309,605
Royal Dutch Shell plc, Class A	112,670	3,540,758
Royal Dutch Shell plc, Class B	41,664	1,316,815
Wolters Kluwer NV	27,459	1,870,761

		11,808,426

Singapore - 0.1%
CapitaLand Commercial Trust, REIT	70,800	101,438
SATS Ltd.	20,600	77,847

		179,285

South Africa - 0.7%
Anglo American plc	32,641	873,029
Investec plc	74,900	431,616

		1,304,645

Spain - 1.5%
Banco Bilbao Vizcaya Argentaria SA	99,959	571,149
Banco Santander SA	22,137	102,794
Endesa SA	16,508	421,291
Mapfre SA	161,668	445,625
Repsol SA	72,767	1,244,919

		2,785,778

Sweden - 2.4%
Atlas Copco AB, Class A	2,023	54,421
Essity AB, Class B	27,403	790,804
Hennes & Mauritz AB, Class B	35,633	594,475
Hexagon AB, Class B	9,024	471,618
ICA Gruppen AB	14,674	589,126
Investor AB, Class B	2,740	123,511
Sandvik AB	31,328	509,522
Securitas AB, Class B	4,204	68,005

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Sweden - 2.4% (continued)
Skanska AB, Class B	42,616	$775,045
Swedbank AB, Class A	20,022	282,969
Swedish Match AB	1,210	61,738
Telefonaktiebolaget LM Ericsson, Class B	21,784	200,672
Telia Co. AB	12,895	58,126

		4,580,032

Switzerland - 9.1%
Baloise Holding AG (Registered)	667	110,239
Coca-Cola HBC AG	15,368	524,036
Lonza Group AG (Registered) *	814	252,712
Nestle SA (Registered)	29,738	2,835,531
Novartis AG (Registered)	54,551	5,243,416
Roche Holding AG	18,387	5,066,628
Sonova Holding AG (Registered)	5,873	1,163,851
Swiss Life Holding AG (Registered) *	2,494	1,098,857
Zurich Insurance Group AG	3,003	994,103

		17,289,373

United Kingdom - 10.9%
3i Group plc	6,980	89,507
Auto Trader Group plc (a)	44,090	299,873
BAE Systems plc	154,183	969,158
Barclays plc	108,146	217,835
Barratt Developments plc	93,661	731,616
Berkeley Group Holdings plc	11,787	566,659
BP plc	290,811	2,111,719
British American Tobacco plc	25,048	1,044,948
British Land Co. plc (The), REIT	9,564	73,429
BT Group plc	170,043	494,029
Burberry Group plc	34,419	877,226
Compass Group plc	37,655	885,962
Diageo plc	5,686	232,683
Direct Line Insurance Group plc	13,169	60,580
Fiat Chrysler Automobiles NV	39,829	594,874
HSBC Holdings plc	265,492	2,157,351
Imperial Brands plc	10,124	346,314
International Consolidated Airlines Group SA	68,422	455,810
J Sainsbury plc	423,579	1,299,820
Land Securities Group plc, REIT	6,550	77,984
Legal & General Group plc	199,791	716,975
Linde plc	2,955	520,293
Lloyds Banking Group plc	492,834	399,284
London Stock Exchange Group plc	3,501	216,558
Meggitt plc	39,786	260,818
Micro Focus International plc	2,936	76,334
Next plc	12,699	922,785
Persimmon plc	23,448	663,241
Prudential plc	19,526	391,408
RELX plc	22,822	488,374
Rolls-Royce Holdings plc	42,299	498,138
Segro plc, REIT	68,409	600,498
Smith & Nephew plc	9,281	184,312
Unilever NV, CVA	7,233	421,694
Unilever plc	12,180	701,113
Wm Morrison Supermarkets plc	64,360	190,929

		20,840,131

INVESTMENTS	SHARES	VALUE
United States - 1.1%
Bausch Health Cos., Inc. (1)*	82,510	$2,035,661
Ferguson plc	1,002	63,818

		2,099,479

TOTAL COMMON STOCKS (Cost $163,421,412)		183,888,027

SHORT-TERM INVESTMENTS - 1.7%
INVESTMENT COMPANIES - 1.7%
Limited Purpose Cash Investment Fund, 2.43% (1)(c)
(Cost $3,290,532)	3,290,861	3,290,532

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.7% (Cost $166,711,944)		187,178,559

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% (d)		2,400,138

NET ASSETS - 100.0%		$189,578,697

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$9,485,619	5.0%
Consumer Discretionary	20,897,753	11.0
Consumer Staples	16,806,092	8.8
Energy	16,520,228	8.7
Financials	31,800,549	16.8
Health Care	25,049,938	13.2
Industrials	21,773,220	11.5
Information Technology	12,476,549	6.6
Materials	13,780,569	7.3
Real Estate	5,081,961	2.7
Utilities	10,215,549	5.4
Short-Term Investments	3,290,532	1.7

Total Investments In Securities At Value	187,178,559	98.7
Other Assets in Excess of Liabilities (d)	2,400,138	1.3

Net Assets	$189,578,697	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $3,512,901, which represents approximately 1.85% of net assets of the fund.

(b)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $148,816; additional non-cash collateral of $152,981 was received (See Note 3).

(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	44	6/2019	USD	$4,106,080	$93,299

					$93,299

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$139,332	$139,332

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.7%

Brazil - 7.8%
B3 SA - Brasil Bolsa Balcao (1)	13,900	$113,178
Banco Bradesco SA, ADR (1)	228,516	2,493,110
Banco do Brasil SA (1)	88,000	1,089,619
Banco Santander Brasil SA, ADR (1)	20,015	224,768
Braskem SA (Preference), Class A (1)	140,500	1,813,957
Centrais Eletricas Brasileiras SA (1)*	200,800	1,871,402
Cia Energetica de Minas Gerais (Preference) (1)	34,900	123,008
Embraer SA, ADR (1)	10,244	194,738
Itau Unibanco Holding SA, ADR (1)	209,877	1,849,016
Itausa - Investimentos Itau SA (Preference) (1)	456,100	1,392,058
Natura Cosmeticos SA (1)	61,200	702,916
Petrobras Distribuidora SA (1)	224,600	1,327,402
Petroleo Brasileiro SA (Preference) (1)	165,400	1,175,650
Porto Seguro SA (1)	62,900	863,814
Sul America SA (1)	262,485	1,981,032
Suzano Papel e Celulose SA (1)	486,901	5,757,728
TIM Participacoes SA, ADR (1)	86,427	1,303,319
Vale SA, ADR (1)	239,338	3,125,754

		27,402,469

Chile - 1.8%
Banco de Chile, ADR (1)	15,692	461,972
Banco de Credito e Inversiones SA	3,587	229,309
Banco Santander Chile, ADR (1)	50,683	1,507,820
Cencosud SA	425,948	737,351
Cia Cervecerias Unidas SA, ADR (1)	19,135	563,717
Empresas CMPC SA	338,217	1,192,950
Empresas COPEC SA	19,174	243,406
Enel Americas SA, ADR (1)	91,608	818,059
Enel Chile SA, ADR (1)	25,588	132,546
Itau CorpBanca	13,863,143	122,262
Latam Airlines Group SA, ADR (1)	38,904	411,604

		6,420,996

China - 30.7%
58.com, Inc., ADR (1)*	5,066	332,735
Agricultural Bank of China Ltd., Class A	900,500	499,784
Agricultural Bank of China Ltd., Class H	1,900,000	878,302
Air China Ltd., Class H	918,000	1,130,588
Alibaba Group Holding Ltd., ADR (1)*	85,168	15,538,903
Alibaba Health Information Technology Ltd. *	1,718,000	1,989,544
Anhui Conch Cement Co. Ltd., Class H	683,000	4,179,212
Autohome, Inc., ADR (1)*	3,195	335,858
BAIC Motor Corp. Ltd., Class H (a)	1,455,000	952,419
Baidu, Inc., ADR (1)*	16,725	2,757,116
Bank of China Ltd., Class A *	803,600	450,617
Bank of China Ltd., Class H	1,778,000	808,048
Bank of Communications Co. Ltd., Class H	295,000	242,020
Baoshan Iron & Steel Co. Ltd. *	141,001	151,487
China Cinda Asset Management Co. Ltd., Class H	1,564,000	434,943
China CITIC Bank Corp. Ltd., Class H	183,000	116,692

INVESTMENTS	SHARES	VALUE
China - 30.7% (continued)
China Communications Construction Co. Ltd., Class H	501,000	$519,242
China Communications Services Corp. Ltd., Class H	1,074,000	959,633
China Construction Bank Corp., Class H	6,336,000	5,438,625
China Eastern Airlines Corp. Ltd., Class H	332,000	235,595
China Everbright Bank Co. Ltd., Class H	234,000	110,798
China Evergrande Group	786,000	2,617,784
China Huarong Asset Management Co. Ltd., Class H (a)	1,565,000	333,453
China Longyuan Power Group Corp. Ltd., Class H	1,040,000	724,611
China Merchants Bank Co. Ltd., Class H	597,000	2,908,427
China Mobile Ltd.	497,000	5,071,553
China National Building Material Co. Ltd., Class H	1,054,000	834,209
China Overseas Land & Investment Ltd.	400,000	1,522,204
China Petroleum & Chemical Corp., Class H	2,134,000	1,693,683
China Railway Construction Corp. Ltd., Class H	1,076,000	1,412,260
China Railway Group Ltd., Class H	1,315,000	1,200,615
China Resources Cement Holdings Ltd.	1,334,000	1,382,158
China Resources Land Ltd.	302,000	1,357,164
China Shenhua Energy Co. Ltd., Class H	238,500	544,303
China Telecom Corp. Ltd., Class H	2,174,000	1,209,666
China Tower Corp. Ltd., Class H *(a)	2,172,000	504,512
China Vanke Co. Ltd., Class H	373,700	1,572,867
Chongqing Rural Commercial Bank Co. Ltd., Class H	284,000	164,363
CITIC Ltd.	1,517,000	2,267,792
CITIC Securities Co. Ltd., Class H (b)	40,500	94,628
CNOOC Ltd., ADR (1)	11,283	2,095,930
Country Garden Holdings Co. Ltd.	1,935,000	3,029,691
Ctrip.com International Ltd., ADR (1)*	22,693	991,457
Far East Horizon Ltd.	515,000	546,823
Huadian Power International Corp. Ltd., Class H	358,000	147,494
Huatai Securities Co. Ltd., Class H (a)	602,200	1,206,829
Huazhu Group Ltd., ADR (1)	8,063	339,775
Industrial & Commercial Bank of China Ltd., Class A	201,700	167,060
Industrial & Commercial Bank of China Ltd., Class H	4,543,000	3,336,309
Industrial Bank Co. Ltd., Class A *	96,390	260,355
JD.com, Inc., ADR (1)*	46,823	1,411,713
Jiangsu Hengrui Medicine Co. Ltd. *	50,868	493,852
Kingsoft Corp. Ltd.	82,000	209,073
Momo, Inc., ADR (1)*	7,296	278,999
NetEase, Inc., ADR (1)	5,427	1,310,349
New Oriental Education & Technology Group, Inc., ADR (1)*	8,807	793,423
Ping An Insurance Group Co. of China Ltd., Class H	50,500	568,540
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	924,000	883,587
SINA Corp. (1)*	4,017	237,967

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
China - 30.7% (continued)
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,514,000	$1,198,655
Sinopharm Group Co. Ltd., Class H	138,000	575,374
Sinotruk Hong Kong Ltd.	1,146,000	2,445,902
TAL Education Group, ADR (1)*	17,856	644,244
Tencent Holdings Ltd.	253,600	11,662,507
TravelSky Technology Ltd., Class H	138,000	365,443
Uni-President China Holdings Ltd.	109,000	106,969
Vipshop Holdings Ltd., ADR (1)*	27,558	221,291
Weibo Corp., ADR (1)*	2,989	185,288
Weichai Power Co. Ltd., Class H	2,302,000	3,694,721
Yum China Holdings, Inc. (1)	27,400	1,230,534
Zhongsheng Group Holdings Ltd.	857,000	2,131,957

		108,250,524

Hong Kong - 1.5%
Bank of Communications Co. Ltd. *	216,500	200,859
Haier Electronics Group Co. Ltd.	949,000	2,762,989
Nine Dragons Paper Holdings Ltd.	1,713,000	1,635,039
SSY Group Ltd.	230,000	214,490
Sun Art Retail Group Ltd.	661,000	644,855

		5,458,232

Hungary - 0.3%
MOL Hungarian Oil & Gas plc	59,392	681,083
Richter Gedeon Nyrt	16,642	314,407

		995,490

India - 8.7%
Aurobindo Pharma Ltd.	82,202	930,420
Axis Bank Ltd., GDR *(c)	12,578	703,836
Coal India Ltd.	36,087	123,526
Dabur India Ltd.	31,245	184,314
Dr Reddy’s Laboratories Ltd., ADR (1)	7,911	320,396
GAIL India Ltd.	21,041	105,664
Glenmark Pharmaceuticals Ltd.	17,987	168,094
Godrej Consumer Products Ltd.	12,177	120,619
HCL Technologies Ltd.	14,714	231,174
Hindalco Industries Ltd.	250,224	742,244
Hindustan Unilever Ltd.	171,751	4,230,298
Infosys Ltd., ADR (1)	596,136	6,515,765
InterGlobe Aviation Ltd. (a)	22,560	464,647
ITC Ltd.	337,734	1,448,558
JSW Steel Ltd.	214,322	906,271
Larsen & Toubro Ltd., GDR (c)	9,010	179,578
NTPC Ltd.	61,310	119,127
Oil & Natural Gas Corp. Ltd.	82,170	189,504
Reliance Industries Ltd., GDR (a)	82,507	3,311,755
State Bank of India, GDR *(c)	9,047	418,727
Tata Consultancy Services Ltd.	174,539	5,044,540
Tech Mahindra Ltd.	276,264	3,096,989
Wipro Ltd., ADR (1)	313,394	1,247,308

		30,803,354

Indonesia - 2.6%
Adaro Energy Tbk. PT	11,333,300	1,073,265
Bank Central Asia Tbk. PT	754,100	1,471,538
Bank Mandiri Persero Tbk. PT *	487,500	255,813
Bank Negara Indonesia Persero Tbk. PT *	434,800	287,771

INVESTMENTS	SHARES	VALUE
Indonesia - 2.6% (continued)
Bank Rakyat Indonesia Persero Tbk. PT	6,945,500	$2,016,699
Gudang Garam Tbk. PT	64,500	377,365
Indah Kiat Pulp & Paper Corp. Tbk. PT	1,759,600	1,064,379
Indofood CBP Sukses Makmur Tbk. PT	378,900	248,517
Indofood Sukses Makmur Tbk. PT	1,088,800	487,764
United Tractors Tbk. PT	955,900	1,819,250

		9,102,361

Malaysia - 3.0%
AirAsia Group Bhd.	2,757,208	1,799,727
CIMB Group Holdings Bhd.	76,600	96,797
Hong Leong Bank Bhd.	127,200	633,539
Malayan Banking Bhd.	1,016,000	2,308,681
Petronas Chemicals Group Bhd.	742,000	1,666,047
Petronas Dagangan Bhd.	18,100	111,040
Petronas Gas Bhd.	30,900	133,548
Public Bank Bhd.	481,200	2,731,973
Sime Darby Bhd.	1,611,000	880,759
Tenaga Nasional Bhd.	40,000	124,273
Top Glove Corp. Bhd.	186,700	211,589

		10,697,973

Mexico - 1.6%
Alfa SAB de CV, Class A (1)	1,565,400	1,663,771
Arca Continental SAB de CV (1)	63,200	352,073
El Puerto de Liverpool SAB de CV, Class C1 (1)	42,100	266,999
Grupo Financiero Banorte SAB de CV, Class O (1)	175,800	955,883
Wal-Mart de Mexico SAB de CV (1)	868,900	2,324,198

		5,562,924

Peru - 0.3%
Credicorp Ltd. (1)	4,593	1,102,090

Philippines - 0.4%
BDO Unibank, Inc.	91,340	233,140
International Container Terminal Services, Inc.	106,430	264,963
JG Summit Holdings, Inc.	91,990	111,280
SM Investments Corp.	35,135	625,603

		1,234,986

Poland - 2.0%
CD Projekt SA *	29,150	1,520,967
Cyfrowy Polsat SA	17,529	117,275
Grupa Lotos SA	28,122	610,952
Jastrzebska Spolka Weglowa SA	33,542	533,341
LPP SA	140	303,548
PGE Polska Grupa Energetyczna SA *	339,429	879,366
Polski Koncern Naftowy ORLEN SA	76,394	1,944,558
Polskie Gornictwo Naftowe i Gazownictwo SA	502,738	819,872
Santander Bank Polska SA	1,596	158,509

		6,888,388

Russia - 2.9%
Gazprom PJSC, ADR	327,090	1,477,707
LUKOIL PJSC, ADR	28,399	2,546,403

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Russia - 2.9% (continued)
Magnit PJSC, GDR (c)	60,492	$854,714
Novatek PJSC, GDR (c)	5,992	1,027,371
Novolipetsk Steel PJSC, GDR (c)	27,100	696,419
Rosneft Oil Co. PJSC, GDR (c)	78,075	490,725
Severstal PJSC, GDR (c)	101,905	1,590,463
Surgutneftegas PJSC, ADR	101,167	375,381
Tatneft PJSC, ADR	17,879	1,238,598

		10,297,781

South Africa - 5.2%
Absa Group Ltd.	56,286	595,668
Bidvest Group Ltd. (The)	160,290	2,158,974
Capitec Bank Holdings Ltd.	12,654	1,185,536
Exxaro Resources Ltd.	110,530	1,257,035
FirstRand Ltd.	78,441	343,468
Foschini Group Ltd. (The)	101,480	1,151,614
Investec Ltd.	57,104	334,355
Kumba Iron Ore Ltd.	84,713	2,538,587
Life Healthcare Group Holdings Ltd.	117,856	219,528
Naspers Ltd., Class N	9,603	2,237,898
Netcare Ltd.	310,226	504,602
Pick n Pay Stores Ltd.	98,259	453,316
Redefine Properties Ltd., REIT	425,319	285,931
Remgro Ltd.	32,110	413,237
RMB Holdings Ltd.	44,028	232,344
Standard Bank Group Ltd.	109,661	1,414,514
Telkom SA SOC Ltd.	318,224	1,616,179
Truworths International Ltd.	282,501	1,366,281

		18,309,067

South Korea - 13.7%
Celltrion, Inc. *	4,987	797,399
Daelim Industrial Co. Ltd.	33,609	2,854,607
DB Insurance Co. Ltd.	12,978	785,565
DGB Financial Group, Inc.	13,816	99,524
Doosan Bobcat, Inc.	32,358	881,677
E-MART, Inc.	1,401	212,536
GS Engineering & Construction Corp.	57,094	2,148,098
Hana Financial Group, Inc.	5,895	189,276
Hanwha Corp.	25,514	684,947
Hyundai Department Store Co. Ltd.	14,964	1,333,798
Hyundai Engineering & Construction Co. Ltd.	84,598	3,987,798
Hyundai Glovis Co. Ltd.	893	101,224
Hyundai Marine & Fire Insurance Co. Ltd.	62,361	2,083,806
KB Financial Group, Inc.	16,063	594,366
Kia Motors Corp.	40,302	1,256,020
Korea Investment Holdings Co. Ltd.	11,760	644,822
Korean Air Lines Co. Ltd.	46,785	1,315,453
KT&G Corp.	2,485	226,599
Kumho Petrochemical Co. Ltd.	9,616	808,070
LG Electronics, Inc.	29,658	1,966,538
Lotte Chemical Corp.	8,249	2,116,349
NCSoft Corp.	630	275,427
POSCO	9,981	2,228,756
Posco International Corp.	11,494	180,182
S-1 Corp.	2,690	238,077
Samsung Electronics Co. Ltd.	327,452	12,915,668
SK Hynix, Inc.	54,092	3,546,614

INVESTMENTS	SHARES	VALUE
South Korea - 13.7% (continued)
SK Telecom Co. Ltd.	5,748	$1,273,002
ViroMed Co. Ltd. *	4,216	1,043,319
Woori Financial Group, Inc.	118,554	1,436,100

		48,225,617

Taiwan - 9.8%
AU Optronics Corp.	4,360,000	1,607,202
Cathay Financial Holding Co. Ltd.	353,000	515,638
Chailease Holding Co. Ltd.	100,000	409,765
China Airlines Ltd.	1,362,000	436,138
China Life Insurance Co. Ltd.	1,761,956	1,496,739
CTBC Financial Holding Co. Ltd.	1,356,480	900,819
E.Sun Financial Holding Co. Ltd.	845,335	652,331
Eclat Textile Co. Ltd.	9,000	121,359
Eva Airways Corp.	2,031,289	995,999
Feng TAY Enterprise Co. Ltd.	120,000	850,690
First Financial Holding Co. Ltd.	1,495,143	1,023,995
Formosa Chemicals & Fibre Corp.	62,000	225,893
Fubon Financial Holding Co. Ltd.	232,000	346,814
Globalwafers Co. Ltd.	351,000	3,467,605
Hua Nan Financial Holdings Co. Ltd.	282,150	177,704
Inventec Corp.	164,000	124,947
Mega Financial Holding Co. Ltd.	951,000	866,377
Nanya Technology Corp.	335,000	669,971
Pou Chen Corp.	1,094,000	1,334,567
Powertech Technology, Inc.	247,000	584,885
President Chain Store Corp.	26,000	256,307
Realtek Semiconductor Corp.	158,000	936,213
Ruentex Industries Ltd.	142,000	373,400
Shin Kong Financial Holding Co. Ltd.	6,335,588	1,869,120
SinoPac Financial Holdings Co. Ltd.	539,000	199,632
Taishin Financial Holding Co. Ltd.	971,827	443,383
Taiwan Business Bank	3,485,560	1,358,479
Taiwan Cement Corp.	591,000	792,398
Taiwan Cooperative Financial Holding Co. Ltd.	295,295	186,979
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	150,915	6,181,479
Uni-President Enterprises Corp.	955,000	2,320,632
Yageo Corp.	66,000	695,440
Yuanta Financial Holding Co. Ltd.	1,126,000	642,273
Zhen Ding Technology Holding Ltd.	447,000	1,390,526

		34,455,699

Thailand - 3.3%
Bangkok Bank PCL, NVDR	219,200	1,431,534
Bangkok Dusit Medical Services PCL, NVDR	1,991,200	1,556,817
Home Product Center PCL, NVDR	582,300	281,038
Krung Thai Bank PCL, NVDR	1,782,200	1,079,333
PTT Exploration & Production PCL, NVDR	86,100	340,448
PTT Global Chemical PCL, NVDR	1,483,200	3,150,212
PTT PCL, NVDR	868,700	1,314,046
Robinson PCL, NVDR	61,700	114,343
Siam Cement PCL (The), NVDR	111,200	1,690,637
Thai Oil PCL, NVDR	177,800	389,482
Thai Union Group PCL, NVDR	536,996	326,799

		11,674,689

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE
Turkey - 0.4%
Arcelik A/S *	35,101	$106,706
Haci Omer Sabanci Holding A/S	63,693	89,864
KOC Holding A/S	134,581	389,730
TAV Havalimanlari Holding A/S	27,523	115,472
Turkiye Halk Bankasi A/S	98,280	112,965
Turkiye Sise ve Cam Fabrikalari A/S	701,346	734,363

		1,549,100

United Kingdom - 0.7%
Mondi Ltd.	106,308	2,358,241

TOTAL COMMON STOCKS (Cost $270,435,371)		340,789,981

SHORT-TERM INVESTMENTS - 2.6%
INVESTMENT COMPANIES - 2.6%
Limited Purpose Cash Investment Fund, 2.43% (1)(d)
(Cost $9,017,831)	9,019,506	9,018,604

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.3% (Cost $279,453,202)		349,808,585

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% (e)		2,450,162

NET ASSETS - 100.0%		$352,258,747

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$30,952,350	8.8%
Consumer Discretionary	41,410,908	11.7
Consumer Staples	17,180,421	4.9
Energy	26,894,972	7.6
Financials	68,626,752	19.5
Health Care	10,223,418	2.9
Industrials	36,726,122	10.4
Information Technology	48,830,845	13.9
Materials	44,379,456	12.6
Real Estate	10,385,640	2.9
Utilities	5,179,097	1.5
Short-Term Investments	9,018,604	2.6

Total Investments In Securities At Value	349,808,585	99.3
Other Assets in Excess of Liabilities (e)	2,450,162	0.7

Net Assets	$352,258,747	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $6,773,615, which represents approximately 1.92% of net assets of the fund.

(b)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $84,881; additional non-cash collateral of $87,621 was received (See Note 3).

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2019, the value of these securities amounted to $5,961,833 or 1.69% of net assets.

(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	134	6/2019	USD	$7,084,580	$218,132

					$218,132

USD - United States Dollar

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$233,790	$233,790

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.1%

Aerospace & Defense - 2.4%
Boeing Co. (The)	37,290	$14,223,152
Harris Corp.	9,779	1,561,804
HEICO Corp.	7,098	673,387
Huntington Ingalls Industries, Inc.	4,370	905,464
Lockheed Martin Corp.	3,253	976,420
Northrop Grumman Corp.	2,346	632,482
Raytheon Co.	4,025	732,872
Spirit AeroSystems Holdings, Inc., Class A	4,315	394,952
Textron, Inc.	7,880	399,201
TransDigm Group, Inc. *	2,517	1,142,693

		21,642,427

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	6,008	522,636
Expeditors International of Washington, Inc.	7,296	553,766

		1,076,402

Airlines - 0.3%
Delta Air Lines, Inc.	21,776	1,124,731
United Continental Holdings, Inc. *	24,099	1,922,618

		3,047,349

Auto Components - 0.1%
Gentex Corp.	26,000	537,680

Automobiles - 0.1%
Tesla, Inc. *	3,587	1,003,858

Banks - 0.4%
Bank of Hawaii Corp.	4,749	374,554
BB&T Corp.	12,740	592,792
Commerce Bancshares, Inc.	16,573	962,228
Cullen/Frost Bankers, Inc.	4,627	449,143
TCF Financial Corp.	46,629	964,754
Wintrust Financial Corp.	5,910	397,920

		3,741,391

Beverages - 1.3%
Brown-Forman Corp., Class B	13,195	696,432
Coca-Cola Co. (The)	215,986	10,121,104
Constellation Brands, Inc., Class A	5,301	929,424
Monster Beverage Corp. *	10,879	593,776

		12,340,736

Biotechnology - 1.6%
AbbVie, Inc.	3,931	316,799
Agios Pharmaceuticals, Inc. *	5,392	363,637
Alkermes plc *	9,735	355,230
Amgen, Inc.	29,465	5,597,761
Exact Sciences Corp. *	11,903	1,031,038
Ionis Pharmaceuticals, Inc. *	5,985	485,802
Neurocrine Biosciences, Inc. *	14,804	1,304,232
Regeneron Pharmaceuticals, Inc. *	1,020	418,832
Sage Therapeutics, Inc. *	2,637	419,415
Sarepta Therapeutics, Inc. *	15,509	1,848,518
Seattle Genetics, Inc. *	7,385	540,877
Vertex Pharmaceuticals, Inc. *	13,247	2,436,786

		15,118,927

INVESTMENTS	SHARES	VALUE
Building Products - 0.3%
Allegion plc	5,355	$485,752
Lennox International, Inc.	5,769	1,525,324
Masco Corp.	6,939	272,772

		2,283,848

Capital Markets - 2.2%
Cboe Global Markets, Inc.	5,191	495,429
CME Group, Inc.	29,882	4,917,979
FactSet Research Systems, Inc.	2,228	553,146
Interactive Brokers Group, Inc., Class A	8,708	451,771
Intercontinental Exchange, Inc.	22,090	1,681,933
LPL Financial Holdings, Inc.	21,944	1,528,400
MarketAxess Holdings, Inc.	5,996	1,475,496
Moody’s Corp.	5,990	1,084,729
Morningstar, Inc.	7,785	980,832
MSCI, Inc.	14,254	2,834,265
Nasdaq, Inc.	16,104	1,408,939
Raymond James Financial, Inc.	3,401	273,474
S&P Global, Inc.	9,816	2,066,759
Virtu Financial, Inc., Class A	27,849	661,414

		20,414,566

Chemicals - 0.8%
Celanese Corp., Series A	7,248	714,725
CF Industries Holdings, Inc.	18,261	746,510
Eastman Chemical Co.	5,067	384,484
Ecolab, Inc.	12,134	2,142,136
FMC Corp.	5,870	450,933
Linde plc (United Kingdom)	5,137	903,753
Livent Corp. *	5,490	67,417
LyondellBasell Industries NV, Class A	3,540	297,643
Mosaic Co. (The)	13,329	364,015
NewMarket Corp.	1,083	469,546
Sherwin-Williams Co. (The)	1,659	714,548

		7,255,710

Commercial Services & Supplies - 1.2%
Cintas Corp.	21,877	4,421,561
Copart, Inc. *	24,865	1,506,570
Republic Services, Inc.	16,789	1,349,500
Rollins, Inc.	31,957	1,330,050
Waste Management, Inc.	23,476	2,439,391

		11,047,072

Communications Equipment - 1.7%
Cisco Systems, Inc.	238,799	12,892,758
F5 Networks, Inc. *	3,403	534,033
Motorola Solutions, Inc.	9,034	1,268,554
Ubiquiti Networks, Inc.	7,376	1,104,261

		15,799,606

Construction & Engineering - 0.0% (a)
Quanta Services, Inc.	9,010	340,037

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,591	320,078
Vulcan Materials Co.	3,683	436,067

		756,145

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Consumer Finance - 0.6%
Ally Financial, Inc.	12,574	$345,659
American Express Co.	26,802	2,929,459
Credit Acceptance Corp. *	3,817	1,725,017
Santander Consumer USA Holdings, Inc.	27,419	579,363
SLM Corp.	35,013	346,979

		5,926,477

Containers & Packaging - 0.3%
Avery Dennison Corp.	10,046	1,135,198
Ball Corp.	10,374	600,239
Berry Global Group, Inc. *	8,130	437,963
Packaging Corp. of America	5,028	499,683
Sealed Air Corp.	10,067	463,686

		3,136,769

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B	737	503,504
Grand Canyon Education, Inc. *	4,577	524,112
Service Corp. International	15,037	603,736
ServiceMaster Global Holdings, Inc. *	20,653	964,495

		2,595,847

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B *	102,602	20,611,716

Diversified Telecommunication Services - 1.7%
CenturyLink, Inc.	64,862	777,695
Verizon Communications, Inc.	240,760	14,236,139
Zayo Group Holdings, Inc. *	13,596	386,398

		15,400,232

Electric Utilities - 4.1%
Alliant Energy Corp.	10,150	478,369
American Electric Power Co., Inc.	36,481	3,055,284
Avangrid, Inc.	20,328	1,023,515
Duke Energy Corp.	52,004	4,680,360
Entergy Corp.	18,944	1,811,615
Evergy, Inc.	22,026	1,278,609
Eversource Energy	21,992	1,560,332
Exelon Corp.	72,342	3,626,504
FirstEnergy Corp.	84,996	3,536,684
NextEra Energy, Inc.	44,446	8,592,301
OGE Energy Corp.	24,759	1,067,608
Pinnacle West Capital Corp.	17,193	1,643,307
Southern Co. (The)	50,295	2,599,246
Xcel Energy, Inc.	53,334	2,997,904

		37,951,638

Electrical Equipment - 0.0% (a)
Rockwell Automation, Inc.	1,621	284,421

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	14,472	1,366,736
Arrow Electronics, Inc. *	6,077	468,294
CDW Corp.	25,023	2,411,466
Corning, Inc.	14,950	494,845
Dolby Laboratories, Inc., Class A	9,601	604,575
FLIR Systems, Inc.	9,790	465,808
Keysight Technologies, Inc. *	9,183	800,757

INVESTMENTS	SHARES	VALUE

Electronic Equipment, Instruments & Components - 0.9% (continued)
Zebra Technologies Corp., Class A *	6,156	$1,289,867

		7,902,348

Energy Equipment & Services - 0.0% (a)
Helmerich & Payne, Inc.	7,415	411,977

Entertainment - 1.5%
Live Nation Entertainment, Inc. *	16,566	1,052,604
Madison Square Garden Co. (The), Class A *	2,525	740,153
Netflix, Inc. *	29,391	10,479,655
Take-Two Interactive Software, Inc. *	4,514	425,986
Walt Disney Co. (The)	11,522	1,279,288

		13,977,686

Equity Real Estate Investment Trusts (REITs) - 6.3%
Alexandria Real Estate Equities, Inc.	5,487	782,227
American Campus Communities, Inc.	5,932	282,244
American Homes 4 Rent, Class A	20,868	474,121
American Tower Corp.	33,884	6,677,181
Apartment Investment & Management Co., Class A	16,007	804,992
AvalonBay Communities, Inc.	8,694	1,745,146
Boston Properties, Inc.	2,770	370,847
Camden Property Trust	8,296	842,044
CoreSite Realty Corp.	6,557	701,730
Crown Castle International Corp.	14,678	1,878,784
CubeSmart	17,258	552,946
CyrusOne, Inc.	18,322	960,806
Digital Realty Trust, Inc.	8,520	1,013,880
Duke Realty Corp.	8,841	270,358
EPR Properties	10,831	832,904
Equity LifeStyle Properties, Inc.	28,290	3,233,547
Equity Residential	23,877	1,798,416
Essex Property Trust, Inc.	5,926	1,714,036
Extra Space Storage, Inc.	12,855	1,310,053
Federal Realty Investment Trust	2,074	285,901
Gaming and Leisure Properties, Inc.	7,166	276,393
HCP, Inc.	29,947	937,341
Iron Mountain, Inc.	19,588	694,590
Lamar Advertising Co., Class A	6,042	478,889
Liberty Property Trust	5,540	268,247
Life Storage, Inc.	7,121	692,660
Medical Properties Trust, Inc.	44,470	823,140
Mid-America Apartment Communities, Inc.	2,930	320,337
National Retail Properties, Inc.	24,633	1,364,422
Omega Healthcare Investors, Inc.	40,696	1,552,552
Park Hotels & Resorts, Inc.	27,866	866,075
Prologis, Inc.	21,946	1,579,015
Public Storage	10,105	2,200,667
Realty Income Corp.	41,464	3,050,092
Regency Centers Corp.	4,038	272,525
SBA Communications Corp. *	8,811	1,759,204
Senior Housing Properties Trust	21,759	256,321
Simon Property Group, Inc.	25,129	4,578,755
Spirit Realty Capital, Inc.	7,179	285,222
STORE Capital Corp.	33,572	1,124,662
Sun Communities, Inc.	17,898	2,121,271
UDR, Inc.	22,702	1,032,033

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 6.3% (continued)
Uniti Group, Inc.	37,099	$415,138
Ventas, Inc.	23,070	1,472,097
Welltower, Inc.	32,137	2,493,831
WP Carey, Inc.	4,823	377,785

		57,825,427

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	20,374	4,933,360
Kroger Co. (The)	50,371	1,239,127
Sysco Corp.	27,908	1,863,138
Walgreens Boots Alliance, Inc.	5,163	326,663
Walmart, Inc.	3,001	292,688

		8,654,976

Food Products - 1.1%
Hershey Co. (The)	2,410	276,740
Hormel Foods Corp.	42,225	1,889,991
Lamb Weston Holdings, Inc.	27,092	2,030,275
McCormick & Co., Inc. (Non-Voting)	13,386	2,016,333
Mondelez International, Inc., Class A	40,458	2,019,663
Post Holdings, Inc. *	8,154	892,048
Tyson Foods, Inc., Class A	11,282	783,309

		9,908,359

Gas Utilities - 0.2%
Atmos Energy Corp.	9,357	963,116
UGI Corp.	9,788	542,451

		1,505,567

Health Care Equipment & Supplies - 4.8%
Abbott Laboratories	104,085	8,320,555
ABIOMED, Inc. *	7,359	2,101,657
Align Technology, Inc. *	1,156	328,685
Baxter International, Inc.	15,120	1,229,407
Becton Dickinson and Co.	3,215	802,882
Boston Scientific Corp. *	76,396	2,932,078
Cooper Cos., Inc. (The)	2,695	798,178
Danaher Corp.	7,776	1,026,588
DexCom, Inc. *	12,214	1,454,687
Edwards Lifesciences Corp. *	12,050	2,305,526
Hologic, Inc. *	11,378	550,695
ICU Medical, Inc. *	1,594	381,492
IDEXX Laboratories, Inc. *	7,993	1,787,235
Insulet Corp. *	8,795	836,317
Intuitive Surgical, Inc. *	11,278	6,435,001
Masimo Corp. *	4,014	555,056
Medtronic plc	57,705	5,255,771
Penumbra, Inc. *(b)	6,859	1,008,342
ResMed, Inc.	10,915	1,134,833
Stryker Corp.	14,937	2,950,356
Teleflex, Inc.	5,966	1,802,687

		43,998,028

Health Care Providers & Services - 4.4%
Anthem, Inc.	24,584	7,055,116
Centene Corp. *	38,272	2,032,243
Chemed Corp.	1,649	527,795
Cigna Corp.	5,894	947,873
Encompass Health Corp.	10,599	618,982

INVESTMENTS	SHARES	VALUE
Health Care Providers & Services - 4.4% (continued)
HCA Healthcare, Inc.	23,598	$3,076,707
Humana, Inc.	13,816	3,675,056
Laboratory Corp. of America Holdings *	2,327	355,985
Molina Healthcare, Inc. *	10,008	1,420,736
Premier, Inc., Class A *	10,988	378,976
Quest Diagnostics, Inc.	6,306	567,036
UnitedHealth Group, Inc.	70,421	17,412,296
Universal Health Services, Inc., Class B	3,522	471,138
WellCare Health Plans, Inc. *	6,090	1,642,778

		40,182,717

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A *	17,859	2,265,593

Hotels, Restaurants & Leisure - 2.5%
Aramark	18,212	538,164
Carnival Corp.	5,311	269,374
Chipotle Mexican Grill, Inc. *	2,744	1,949,091
Darden Restaurants, Inc.	12,840	1,559,675
Domino’s Pizza, Inc.	6,312	1,629,127
Dunkin’ Brands Group, Inc.	5,817	436,857
Hilton Worldwide Holdings, Inc.	3,319	275,842
Hyatt Hotels Corp., Class A	6,571	476,857
McDonald’s Corp.	37,445	7,110,805
Royal Caribbean Cruises Ltd.	3,101	355,437
Six Flags Entertainment Corp.	13,268	654,776
Starbucks Corp.	69,118	5,138,232
Vail Resorts, Inc.	3,751	815,092
Wyndham Hotels & Resorts, Inc.	6,422	321,036
Yum! Brands, Inc.	14,733	1,470,501

		23,000,866

Household Durables - 0.3%
Garmin Ltd.	22,664	1,957,036
NVR, Inc. *	396	1,095,732

		3,052,768

Household Products - 1.2%
Church & Dwight Co., Inc.	23,252	1,656,240
Clorox Co. (The)	6,315	1,013,305
Energizer Holdings, Inc.	13,144	590,560
Procter & Gamble Co. (The)	76,317	7,940,784

		11,200,889

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp.	62,765	1,134,791
NRG Energy, Inc.	56,267	2,390,222
Vistra Energy Corp.	52,418	1,364,441

		4,889,454

Industrial Conglomerates - 0.4%
Honeywell International, Inc.	9,416	1,496,391
Roper Technologies, Inc.	5,359	1,832,617

		3,329,008

Insurance - 1.9%
Allstate Corp. (The)	7,369	694,012
American Financial Group, Inc.	11,412	1,097,949
Aon plc	8,518	1,454,023
Arch Capital Group Ltd. *	12,804	413,825

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Insurance - 1.9% (continued)
Assurant, Inc.	6,148	$583,507
Assured Guaranty Ltd.	12,466	553,864
Axis Capital Holdings Ltd.	7,392	404,934
Cincinnati Financial Corp.	17,923	1,539,586
Erie Indemnity Co., Class A	6,993	1,248,390
Fidelity National Financial, Inc.	22,711	830,087
Hanover Insurance Group, Inc. (The)	11,713	1,337,273
Markel Corp. *	611	608,703
Marsh & McLennan Cos., Inc.	13,699	1,286,336
Progressive Corp. (The)	50,181	3,617,548
RenaissanceRe Holdings Ltd.	3,643	522,770
Torchmark Corp.	8,659	709,605
WR Berkley Corp.	10,543	893,203

		17,795,615

Interactive Media & Services - 0.8%
IAC/InterActiveCorp *	11,240	2,361,636
Match Group, Inc.	41,390	2,343,088
TripAdvisor, Inc. *	12,944	665,969
Twitter, Inc. *	51,770	1,702,198

		7,072,891

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc. *	18,873	33,608,095
Expedia Group, Inc.	3,949	469,931
GrubHub, Inc. *	13,594	944,375
Wayfair, Inc., Class A *	8,588	1,274,889

		36,297,290

IT Services - 8.5%
Accenture plc, Class A	14,675	2,583,094
Akamai Technologies, Inc. *	10,041	720,040
Amdocs Ltd.	12,968	701,699
Automatic Data Processing, Inc.	16,037	2,561,750
Black Knight, Inc. *	6,963	379,484
Booz Allen Hamilton Holding Corp.	14,749	857,507
Broadridge Financial Solutions, Inc.	16,600	1,721,254
Cognizant Technology Solutions Corp., Class A	9,069	657,049
CoreLogic, Inc. *	13,521	503,792
EPAM Systems, Inc. *	5,901	998,036
Fidelity National Information Services, Inc.	3,584	405,350
Fiserv, Inc. *	18,738	1,654,191
FleetCor Technologies, Inc. *	3,109	766,648
Gartner, Inc. *	4,604	698,335
Genpact Ltd.	30,485	1,072,462
Global Payments, Inc.	13,928	1,901,451
GoDaddy, Inc., Class A *	29,103	2,188,255
Jack Henry & Associates, Inc.	17,949	2,490,244
Mastercard, Inc., Class A	68,598	16,151,399
Okta, Inc. *	31,197	2,580,928
PayPal Holdings, Inc. *	23,862	2,477,830
Sabre Corp.	18,021	385,469
Square, Inc., Class A *	36,609	2,742,746
Total System Services, Inc.	20,332	1,931,743
Twilio, Inc., Class A *	21,724	2,806,306
VeriSign, Inc. *	13,036	2,366,816
Visa, Inc., Class A	135,599	21,179,208
WEX, Inc. *	3,405	653,726

INVESTMENTS	SHARES	VALUE
IT Services - 8.5% (continued)
Worldpay, Inc. *	15,662	$1,777,637

		77,914,449

Leisure Products - 0.1%
Hasbro, Inc.	6,091	517,857

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	14,186	1,140,271
Bio-Rad Laboratories, Inc., Class A *	5,986	1,829,800
Bio-Techne Corp.	2,644	524,966
Bruker Corp.	19,991	768,454
Charles River Laboratories International, Inc. *	5,176	751,814
Illumina, Inc. *	12,565	3,903,820
IQVIA Holdings, Inc. *	11,856	1,705,486
Mettler-Toledo International, Inc. *	982	709,986
PerkinElmer, Inc.	9,553	920,527
PRA Health Sciences, Inc. *	4,114	453,733
QIAGEN NV *	14,637	595,433
Thermo Fisher Scientific, Inc.	20,503	5,612,081
Waters Corp. *	3,336	839,705

		19,756,076

Machinery - 0.7%
Crane Co.	5,907	499,850
Deere & Co.	2,979	476,164
Fortive Corp.	13,561	1,137,632
Illinois Tool Works, Inc.	3,818	547,998
Ingersoll-Rand plc	4,580	494,411
Nordson Corp.	6,333	839,249
Toro Co. (The)	21,148	1,455,828
Xylem, Inc.	12,229	966,580

		6,417,712

Media - 0.3%
Cable One, Inc.	603	591,772
Discovery, Inc., Class A *	27,842	752,291
Sirius XM Holdings, Inc.	237,228	1,345,083

		2,689,146

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	5,371	484,787
Steel Dynamics, Inc.	7,064	249,147

		733,934

Multiline Retail - 0.7%
Dollar General Corp.	20,908	2,494,324
Dollar Tree, Inc. *	5,016	526,881
Kohl’s Corp.	18,738	1,288,612
Macy’s, Inc.	25,804	620,070
Target Corp.	16,576	1,330,390

		6,260,277

Multi-Utilities - 1.3%
Ameren Corp.	27,871	2,049,912
CenterPoint Energy, Inc.	12,566	385,776
CMS Energy Corp.	30,117	1,672,698
DTE Energy Co.	16,160	2,015,799
MDU Resources Group, Inc.	15,343	396,310
NiSource, Inc.	35,790	1,025,741

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Multi-Utilities - 1.3% (continued)
Public Service Enterprise Group, Inc.	25,904	$1,538,957
Sempra Energy	5,717	719,542
WEC Energy Group, Inc.	26,005	2,056,475

		11,861,210

Oil, Gas & Consumable Fuels - 2.0%
Anadarko Petroleum Corp.	6,206	282,249
Cheniere Energy, Inc. *	19,529	1,335,002
Chevron Corp.	13,702	1,687,812
ConocoPhillips	79,963	5,336,731
Diamondback Energy, Inc.	4,341	440,742
Hess Corp.	16,275	980,243
HollyFrontier Corp.	23,817	1,173,464
Marathon Petroleum Corp.	13,197	789,840
Occidental Petroleum Corp.	14,878	984,924
ONEOK, Inc.	31,720	2,215,325
PBF Energy, Inc., Class A	24,392	759,567
Phillips 66	18,194	1,731,523
Valero Energy Corp.	10,832	918,878

		18,636,300

Personal Products - 0.5%
Estee Lauder Cos., Inc. (The), Class A	25,830	4,276,156
Nu Skin Enterprises, Inc., Class A	8,923	427,055

		4,703,211

Pharmaceuticals - 4.5%
Eli Lilly & Co.	74,155	9,622,353
Merck & Co., Inc.	159,524	13,267,611
Pfizer, Inc.	334,664	14,213,180
Zoetis, Inc.	42,927	4,321,461

		41,424,605

Professional Services - 0.5%
CoStar Group, Inc. *	3,684	1,718,291
TransUnion	24,147	1,613,986
Verisk Analytics, Inc.	10,952	1,456,616

		4,788,893

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	11,886	587,763

Road & Rail - 1.8%
AMERCO	2,826	1,049,887
CSX Corp.	48,958	3,663,038
JB Hunt Transport Services, Inc.	6,170	624,959
Norfolk Southern Corp.	16,711	3,123,119
Old Dominion Freight Line, Inc.	7,606	1,098,230
Union Pacific Corp.	40,727	6,809,555

		16,368,788

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. *	89,340	2,279,957
Analog Devices, Inc.	3,743	394,026
Broadcom, Inc.	5,052	1,519,187
Intel Corp.	141,586	7,603,168
Maxim Integrated Products, Inc.	16,341	868,851
Monolithic Power Systems, Inc.	3,941	533,966
QUALCOMM, Inc.	4,959	282,812
Teradyne, Inc.	9,768	389,157

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.8% (continued)
Texas Instruments, Inc.	5,584	$592,295
Xilinx, Inc.	15,327	1,943,310

		16,406,729

Software - 13.0%
2U, Inc. *	5,152	365,019
Adobe, Inc. *	35,167	9,371,654
ANSYS, Inc. *	5,600	1,023,176
Aspen Technology, Inc. *	3,695	385,241
Atlassian Corp. plc, Class A *	28,209	3,170,410
Autodesk, Inc. *	12,281	1,913,625
Cadence Design Systems, Inc. *	17,914	1,137,718
CDK Global, Inc.	9,038	531,615
Citrix Systems, Inc.	7,459	743,364
Fortinet, Inc. *	22,333	1,875,302
Guidewire Software, Inc. *	3,915	380,381
Intuit, Inc.	20,180	5,275,254
Microsoft Corp.	452,093	53,319,848
Nuance Communications, Inc. *	26,590	450,169
Nutanix, Inc., Class A *	26,318	993,241
Palo Alto Networks, Inc. *	10,894	2,645,935
Paycom Software, Inc. *	11,261	2,129,793
PTC, Inc. *	17,229	1,588,169
RealPage, Inc. *	9,828	596,461
RingCentral, Inc., Class A *	20,590	2,219,602
salesforce.com, Inc. *	52,334	8,288,136
ServiceNow, Inc. *	16,435	4,051,063
Splunk, Inc. *	17,664	2,200,934
SS&C Technologies Holdings, Inc.	16,904	1,076,616
Synopsys, Inc. *	10,828	1,246,844
Tableau Software, Inc., Class A *	14,524	1,848,615
Ultimate Software Group, Inc. (The) *	5,637	1,860,943
VMware, Inc., Class A	27,064	4,885,323
Workday, Inc., Class A *	8,962	1,728,322
Zendesk, Inc. *	29,087	2,472,395

		119,775,168

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	6,008	1,024,544
AutoZone, Inc. *	535	547,904
Best Buy Co., Inc.	8,134	578,002
Burlington Stores, Inc. *	15,928	2,495,599
Dick’s Sporting Goods, Inc.	12,079	444,628
Foot Locker, Inc.	11,349	687,749
Home Depot, Inc. (The)	8,728	1,674,816
Lowe’s Cos., Inc.	35,725	3,910,816
O’Reilly Automotive, Inc. *	6,200	2,407,460
Ross Stores, Inc.	18,692	1,740,225
Tiffany & Co.	4,056	428,111
TJX Cos., Inc. (The)	87,767	4,670,082
Tractor Supply Co.	9,186	898,023
Ulta Beauty, Inc. *	2,899	1,010,968
Urban Outfitters, Inc. *	10,859	321,861
Williams-Sonoma, Inc.	8,598	483,810

		23,324,598

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	3,915	743,654
Dell Technologies, Inc., Class C *	6,955	408,189

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.3% (continued)
HP, Inc.	27,533	$534,966
NetApp, Inc.	14,914	1,034,137

		2,720,946

Textiles, Apparel & Luxury Goods - 1.7%
Carter’s, Inc.	2,917	294,004
Columbia Sportswear Co.	4,328	450,891
Lululemon Athletica, Inc. *	19,228	3,150,892
NIKE, Inc., Class B	111,604	9,398,173
Ralph Lauren Corp.	8,682	1,125,882
Under Armour, Inc., Class A *(b)	34,189	722,756
VF Corp.	7,629	663,036

		15,805,634

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	676,505

Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc., Class A	4,795	396,594
Watsco, Inc.	3,619	518,277
WW Grainger, Inc.	3,457	1,040,315

		1,955,186

Water Utilities - 0.3%
American Water Works Co., Inc.	17,428	1,817,043
Aqua America, Inc.	15,473	563,836

		2,380,879

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	13,444	413,134
T-Mobile US, Inc. *	5,697	393,662
United States Cellular Corp. *	15,170	696,455

		1,503,251

TOTAL COMMON STOCKS (Cost $647,208,696)		892,793,430

SHORT-TERM INVESTMENTS - 2.7%
INVESTMENT COMPANIES - 2.7%
Limited Purpose Cash Investment Fund, 2.43% (c)
(Cost $24,986,267)	24,988,767	24,986,267

SECURITIES LENDING COLLATERAL - 0.2%

Investment Companies - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (c)(d)	295,769	295,769

INVESTMENTS	SHARES	VALUE

Investment Companies - 0.2% (continued)
Limited Purpose Cash Investment Fund 2.43% (c)(d)	1,310,091	$1,309,961

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,605,861)		1,605,730

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.0% (Cost $673,800,824)		919,385,427

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0% (a)(e)		(151,802)

NET ASSETS - 100.0%		$919,233,625

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$40,643,206	4.4%
Consumer Discretionary	112,396,675	12.2
Consumer Staples	46,808,171	5.1
Energy	19,048,277	2.1
Financials	69,166,270	7.5
Health Care	162,745,946	17.7
Industrials	72,581,143	7.9
Information Technology	240,519,246	26.1
Materials	11,882,558	1.3
Real Estate	58,413,190	6.4
Utilities	58,588,748	6.4
Short-Term Investments	24,986,267	2.7
Securities Lending Collateral	1,605,730	0.2

Total Investments In Securities At Value	919,385,427	100.0
Liabilities in Excess of Other Assets (e)	(151,802)	0.0

Net Assets	$919,233,625	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $1,565,117.
(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	151	6/2019	USD	$21,425,390	$494,570

					$494,570

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$628,728	$628,728

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 98.3%

Aerospace & Defense - 1.5%
AAR Corp.	3,070	$99,806
Aerojet Rocketdyne Holdings, Inc. *	16,350	580,916
Aerovironment, Inc. *	7,275	497,683
Axon Enterprise, Inc. *	18,023	980,631
Cubic Corp.	3,177	178,674
Ducommun, Inc. *	7,860	342,067
KeyW Holding Corp. (The) *	14,833	127,860
Kratos Defense & Security Solutions, Inc. *	25,703	401,738
Mercury Systems, Inc. *	3,039	194,739
Moog, Inc., Class A	2,268	197,203
National Presto Industries, Inc.	1,715	186,163
Vectrus, Inc. *	4,424	117,634
Wesco Aircraft Holdings, Inc. *	24,054	211,435

		4,116,549

Air Freight & Logistics - 0.0% (a)
Echo Global Logistics, Inc. *	4,871	120,703

Airlines - 0.5%
SkyWest, Inc.	7,721	419,173
Spirit Airlines, Inc. *	16,532	873,882

		1,293,055

Auto Components - 0.8%
Dorman Products, Inc. *	6,918	609,407
Fox Factory Holding Corp. *	10,054	702,674
Gentherm, Inc. *	7,520	277,187
Modine Manufacturing Co. *	7,558	104,830
Standard Motor Products, Inc.	3,742	183,732
Stoneridge, Inc. *	11,940	344,588

		2,222,418

Banks - 2.5%
1st Source Corp.	2,393	107,470
BancFirst Corp.	6,265	326,720
Bancorp, Inc. (The) *	13,272	107,238
Banner Corp.	1,356	73,455
Bryn Mawr Bank Corp.	2,789	100,767
Camden National Corp.	3,937	164,252
Carolina Financial Corp.	3,130	108,267
Central Pacific Financial Corp.	3,821	110,198
Community Bank System, Inc.	6,144	367,227
ConnectOne Bancorp, Inc.	3,811	75,077
Enterprise Financial Services Corp.	2,473	100,824
First Bancorp/NC	3,745	130,176
First Bancorp/PR	72,124	826,541
First Financial Bankshares, Inc.	17,139	990,291
First Interstate BancSystem, Inc., Class A	3,267	130,092
German American Bancorp, Inc.	3,585	105,399
Glacier Bancorp, Inc.	13,676	547,997
Great Southern Bancorp, Inc.	3,025	156,997
Independent Bank Corp./MA	2,299	186,242
Independent Bank Corp./MI	8,381	180,191
Lakeland Bancorp, Inc.	12,306	183,729
Lakeland Financial Corp.	3,172	143,438
OFG Bancorp	25,352	501,716
Opus Bank	4,849	96,010
QCR Holdings, Inc.	3,458	117,295

INVESTMENTS	SHARES	VALUE
Banks - 2.5% (continued)
Republic First Bancorp, Inc. *	26,467	$138,952
Southside Bancshares, Inc.	2,622	87,129
Stock Yards Bancorp, Inc.	4,504	152,280
Tompkins Financial Corp.	1,707	129,851
Towne Bank	6,743	166,889
TriState Capital Holdings, Inc. *	4,567	93,304
Triumph Bancorp, Inc. *	3,670	107,861
Washington Trust Bancorp, Inc.	2,583	124,371

		6,938,246

Beverages - 0.5%
Boston Beer Co., Inc. (The), Class A *	3,550	1,046,291
Craft Brew Alliance, Inc. *	11,410	159,512
Primo Water Corp. *	9,780	151,199

		1,357,002

Biotechnology - 6.3%
Acceleron Pharma, Inc. *	2,700	125,739
Adverum Biotechnologies, Inc. *	28,601	149,869
Aeglea BioTherapeutics, Inc. *	24,559	197,700
Alder Biopharmaceuticals, Inc. *	6,358	86,787
Aldeyra Therapeutics, Inc. *	17,633	159,226
AMAG Pharmaceuticals, Inc. *	7,394	95,235
Arbutus Biopharma Corp. (Canada) *	21,279	76,179
ArQule, Inc. *	84,144	403,050
Array BioPharma, Inc. *	56,479	1,376,958
Arrowhead Pharmaceuticals, Inc. *	37,240	683,354
Atara Biotherapeutics, Inc. *	7,123	283,139
Athersys, Inc. *(b)	54,239	81,358
Avid Bioservices, Inc. *	25,915	110,139
BioCryst Pharmaceuticals, Inc. *	42,866	348,929
Cara Therapeutics, Inc. *(b)	5,373	105,418
CareDx, Inc. *	17,359	547,156
CASI Pharmaceuticals, Inc. *(b)	40,756	116,970
Catalyst Biosciences, Inc. *	15,289	123,994
Catalyst Pharmaceuticals, Inc. *	39,283	200,343
Cellular Biomedicine Group, Inc. *(b)	7,029	121,602
ChemoCentryx, Inc. *	18,847	261,785
Coherus Biosciences, Inc. *	21,670	295,579
CTI BioPharma Corp. *	7,700	7,471
Dicerna Pharmaceuticals, Inc. *	23,750	347,938
Emergent BioSolutions, Inc. *	13,306	672,219
Enanta Pharmaceuticals, Inc. *	2,372	226,573
Fate Therapeutics, Inc. *	26,928	473,125
G1 Therapeutics, Inc. *	8,050	133,630
Genomic Health, Inc. *	12,117	848,796
Heron Therapeutics, Inc. *	13,094	320,017
Immunomedics, Inc. *	14,412	276,855
Intercept Pharmaceuticals, Inc. *	7,858	878,996
Invitae Corp. *	29,146	682,599
Kindred Biosciences, Inc. *	17,847	163,657
Kura Oncology, Inc. *	6,974	115,699
Ligand Pharmaceuticals, Inc. *	878	110,373
Madrigal Pharmaceuticals, Inc. *	580	72,651
Mirati Therapeutics, Inc. *(b)	12,712	931,790
Myriad Genetics, Inc. *	2,792	92,694
Natera, Inc. *	22,456	463,043
Ohr Pharmaceutical, Inc. *	380	855
PDL BioPharma, Inc. *	45,576	169,543

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 6.3% (continued)
PTC Therapeutics, Inc. *	11,694	$440,162
Ra Pharmaceuticals, Inc. *	11,268	252,403
REGENXBIO, Inc. *	10,597	607,314
Repligen Corp. *	12,855	759,473
Savara, Inc. *	14,983	110,425
T2 Biosystems, Inc. *(b)	35,903	94,425
Vanda Pharmaceuticals, Inc. *	15,738	289,579
Veracyte, Inc. *	17,811	445,631
Verastem, Inc. *(b)	28,443	84,191
Vericel Corp. *	21,732	380,527
Viking Therapeutics, Inc. *(b)	25,669	255,150
Xencor, Inc. *	18,503	574,703
Zafgen, Inc. *	37,691	103,273

		17,336,289

Building Products - 0.9%
AAON, Inc.	5,299	244,708
Advanced Drainage Systems, Inc.	15,644	403,146
Gibraltar Industries, Inc. *	6,592	267,701
PGT Innovations, Inc. *	13,449	186,269
Simpson Manufacturing Co., Inc.	7,663	454,186
Trex Co., Inc. *	12,729	783,088

		2,339,098

Capital Markets - 0.9%
B. Riley Financial, Inc.	12,270	204,786
Blucora, Inc. *	15,318	511,315
Diamond Hill Investment Group, Inc.	1,290	180,600
GAIN Capital Holdings, Inc.	17,273	108,474
Greenhill & Co., Inc.	9,469	203,678
Hamilton Lane, Inc., Class A	17,948	782,174
Oppenheimer Holdings, Inc., Class A	5,134	133,587
PJT Partners, Inc., Class A	5,856	244,781

		2,369,395

Chemicals - 0.9%
American Vanguard Corp.	8,397	144,596
Balchem Corp.	3,413	316,726
Chase Corp.	998	92,355
Ingevity Corp. *	10,716	1,131,717
Innospec, Inc.	1,819	151,614
Intrepid Potash, Inc. *	31,374	118,907
Quaker Chemical Corp.	2,356	471,978

		2,427,893

Commercial Services & Supplies - 1.9%
Brady Corp., Class A	10,680	495,659
Casella Waste Systems, Inc., Class A *	18,803	668,635
Ennis, Inc.	10,681	221,738
HNI Corp.	3,390	123,023
Kimball International, Inc., Class B	9,927	140,368
McGrath RentCorp	8,832	499,626
Mobile Mini, Inc.	10,193	345,950
MSA Safety, Inc.	8,067	834,128
SP Plus Corp. *	4,630	157,976
Steelcase, Inc., Class A	18,510	269,320
Team, Inc. *	10,154	177,695
Tetra Tech, Inc.	9,865	587,855
UniFirst Corp.	939	144,137

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 1.9% (continued)
US Ecology, Inc.	5,243	$293,503
Viad Corp.	2,487	139,993

		5,099,606

Communications Equipment - 1.5%
Acacia Communications, Inc. *	8,670	497,225
Calix, Inc. *	24,970	192,269
Ciena Corp. *	46,979	1,754,196
Comtech Telecommunications Corp.	13,954	324,012
Harmonic, Inc. *	55,000	298,100
Plantronics, Inc.	1,719	79,263
Quantenna Communications, Inc. *	5,307	129,119
Viavi Solutions, Inc. *	57,784	715,366

		3,989,550

Construction & Engineering - 0.6%
Aegion Corp. *	6,788	119,265
Ameresco, Inc., Class A *	20,297	328,406
Comfort Systems USA, Inc.	9,447	494,928
Great Lakes Dredge & Dock Corp. *	10,296	91,738
HC2 Holdings, Inc. *	27,896	68,345
MYR Group, Inc. *	3,964	137,273
NV5 Global, Inc. *	5,723	339,717
Primoris Services Corp.	5,764	119,200

		1,698,872

Construction Materials - 0.0% (a)
Forterra, Inc. *(b)	22,783	96,144

Consumer Finance - 0.8%
Enova International, Inc. *	14,534	331,666
FirstCash, Inc.	7,282	629,893
Green Dot Corp., Class A *	10,507	637,250
Nelnet, Inc., Class A	4,744	261,252
Regional Management Corp. *	7,164	174,945
World Acceptance Corp. *	2,178	255,109

		2,290,115

Distributors - 0.2%
Core-Mark Holding Co., Inc.	4,782	177,556
Funko, Inc., Class A *	13,846	300,735

		478,291

Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. *	8,937	413,962
American Public Education, Inc. *	8,656	260,719
Career Education Corp. *	31,286	516,845
Carriage Services, Inc.	4,901	94,344
Chegg, Inc. *	33,588	1,280,374
Houghton Mifflin Harcourt Co. *	10,216	74,270
K12, Inc. *	13,268	452,837
Laureate Education, Inc., Class A *	36,059	539,803
Regis Corp. *	12,677	249,357
Strategic Education, Inc.	4,796	629,763

		4,512,274

Diversified Financial Services - 0.2%
Cannae Holdings, Inc. *	10,668	258,805
MedCath Corp. (3)*(c)	10,300	—

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Financial Services - 0.2% (continued)
On Deck Capital, Inc. *	36,016	$195,207

		454,012

Diversified Telecommunication Services - 0.8%
ATN International, Inc.	4,794	270,333
Cogent Communications Holdings, Inc.	3,959	214,776
Intelsat SA *	33,640	526,802
Iridium Communications, Inc. *	35,932	950,042
Ooma, Inc. *	9,728	128,799
Vonage Holdings Corp. *	15,868	159,315

		2,250,067

Electric Utilities - 1.7%
ALLETE, Inc.	9,346	768,522
IDACORP, Inc.	12,191	1,213,492
MGE Energy, Inc.	3,000	203,910
Otter Tail Corp.	7,571	377,187
PNM Resources, Inc.	16,420	777,323
Portland General Electric Co.	24,514	1,270,806
Spark Energy, Inc., Class A	13,595	121,131

		4,732,371

Electrical Equipment - 1.3%
Allied Motion Technologies, Inc.	5,795	199,232
Atkore International Group, Inc. *	3,932	84,656
EnerSys	8,216	535,354
Enphase Energy, Inc. *(b)	66,308	612,023
Generac Holdings, Inc. *	9,872	505,742
Plug Power, Inc. *(b)	51,334	123,202
Sunrun, Inc. *	44,726	628,848
TPI Composites, Inc. *	10,905	312,101
Vicor Corp. *	13,644	423,237
Vivint Solar, Inc. *(b)	39,859	198,099

		3,622,494

Electronic Equipment, Instruments & Components - 1.7%
AVX Corp.	12,390	214,843
Badger Meter, Inc.	5,612	312,252
CTS Corp.	12,200	358,314
ePlus, Inc. *	1,522	134,758
Fabrinet (Thailand) *	12,095	633,294
FARO Technologies, Inc. *	3,426	150,436
Fitbit, Inc., Class A *	24,331	144,039
Insight Enterprises, Inc. *	7,492	412,509
KEMET Corp.	5,702	96,763
Mesa Laboratories, Inc.	1,497	345,058
Napco Security Technologies, Inc. *	4,340	90,012
Novanta, Inc. *	11,285	956,178
OSI Systems, Inc. *	1,096	96,010
PAR Technology Corp. *	11,163	273,047
Park Electrochemical Corp.	6,608	103,746
PC Connection, Inc.	4,953	181,626
Vishay Precision Group, Inc. *	6,027	206,184

		4,709,069

Energy Equipment & Services - 0.4%
Frank’s International NV *	22,355	138,824
Helix Energy Solutions Group, Inc. *	16,714	132,208
ION Geophysical Corp. *	8,544	123,375

INVESTMENTS	SHARES	VALUE
Energy Equipment & Services - 0.4% (continued)
Mammoth Energy Services, Inc.	9,282	$154,545
Matrix Service Co. *	15,134	296,324
Pioneer Energy Services Corp. *	69,939	123,792
Profire Energy, Inc. *	35,635	63,787
SEACOR Holdings, Inc. *	3,735	157,916

		1,190,771

Entertainment - 1.3%
AMC Entertainment Holdings, Inc., Class A	17,408	258,509
Glu Mobile, Inc. *	62,011	678,400
Liberty Media Corp.-Liberty Braves, Class C *	6,881	191,085
Marcus Corp. (The)	10,689	428,095
Rosetta Stone, Inc. *	8,771	191,646
World Wrestling Entertainment, Inc., Class A	20,516	1,780,379

		3,528,114

Equity Real Estate Investment Trusts (REITs) - 7.3%
Acadia Realty Trust	16,396	447,119
Agree Realty Corp.	14,797	1,026,024
American Assets Trust, Inc.	12,354	566,554
Americold Realty Trust	46,185	1,409,104
Braemar Hotels & Resorts, Inc.	6,303	76,960
CareTrust REIT, Inc.	26,625	624,623
Chesapeake Lodging Trust	5,682	158,016
Community Healthcare Trust, Inc.	8,076	289,848
CorePoint Lodging, Inc.	5,791	64,686
Cousins Properties, Inc.	39,211	378,778
EastGroup Properties, Inc.	11,867	1,324,832
First Industrial Realty Trust, Inc.	24,809	877,246
Four Corners Property Trust, Inc.	8,998	266,341
GEO Group, Inc. (The)	4,827	92,678
Getty Realty Corp.	7,958	254,895
Global Net Lease, Inc.	22,314	421,735
Healthcare Realty Trust, Inc.	9,494	304,852
Independence Realty Trust, Inc.	7,819	84,367
Industrial Logistics Properties Trust	3,988	80,438
Innovative Industrial Properties, Inc.	8,177	667,979
Jernigan Capital, Inc.	8,682	182,669
Kite Realty Group Trust	5,269	84,251
Lexington Realty Trust	33,377	302,396
LTC Properties, Inc.	9,209	421,772
Mack-Cali Realty Corp.	3,826	84,937
Monmouth Real Estate Investment Corp.	9,260	122,047
National Health Investors, Inc.	11,302	887,772
National Storage Affiliates Trust	13,893	396,089
NexPoint Residential Trust, Inc.	13,524	518,510
NorthStar Realty Europe Corp.	14,208	246,651
Pebblebrook Hotel Trust	3,172	98,522
Physicians Realty Trust	39,076	735,020
Piedmont Office Realty Trust, Inc., Class A	10,626	221,552
PS Business Parks, Inc.	7,599	1,191,751
Rexford Industrial Realty, Inc.	25,731	921,427
Ryman Hospitality Properties, Inc.	13,006	1,069,613
Sabra Health Care REIT, Inc.	46,082	897,217
STAG Industrial, Inc.	18,912	560,741
Terreno Realty Corp.	15,747	662,004
Tier REIT, Inc.	13,165	377,309

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 7.3% (continued)
UMH Properties, Inc.	9,125	$128,480
Xenia Hotels & Resorts, Inc.	15,835	346,945

		19,874,750

Food & Staples Retailing - 0.6%
Chefs’ Warehouse, Inc. (The) *	15,885	493,229
Ingles Markets, Inc., Class A	2,840	78,441
Natural Grocers by Vitamin Cottage, Inc. *	18,044	215,626
Performance Food Group Co. *	16,810	666,348
Weis Markets, Inc.	4,683	191,113

		1,644,757

Food Products - 1.4%
Calavo Growers, Inc.	1,845	154,703
Cal-Maine Foods, Inc.	3,605	160,891
Darling Ingredients, Inc. *	29,568	640,147
Freshpet, Inc. *	17,006	719,184
John B Sanfilippo & Son, Inc.	2,196	157,827
Lancaster Colony Corp.	8,708	1,364,456
Simply Good Foods Co. (The) *	27,518	566,596

		3,763,804

Gas Utilities - 1.7%
Chesapeake Utilities Corp.	3,304	301,358
New Jersey Resources Corp.	25,319	1,260,633
Northwest Natural Holding Co.	4,516	296,385
ONE Gas, Inc.	13,336	1,187,304
South Jersey Industries, Inc.	3,074	98,583
Southwest Gas Holdings, Inc.	6,460	531,400
Spire, Inc.	13,328	1,096,761

		4,772,424

Health Care Equipment & Supplies - 6.1%
Antares Pharma, Inc. *	50,057	151,673
AtriCure, Inc. *	12,229	327,615
Atrion Corp.	334	293,479
Avanos Medical, Inc. *	6,618	282,456
Cardiovascular Systems, Inc. *	6,792	262,579
Cerus Corp. *	66,189	412,357
CONMED Corp.	7,967	662,695
CryoLife, Inc. *	13,209	385,306
CryoPort, Inc. *(b)	24,629	318,207
CytoSorbents Corp. *(b)	27,542	208,493
Glaukos Corp. *	10,015	784,876
Globus Medical, Inc., Class A *	8,424	416,230
Haemonetics Corp. *	14,735	1,289,018
Inogen, Inc. *	4,051	386,344
Integer Holdings Corp. *	10,594	798,999
IntriCon Corp. *	7,003	175,635
iRadimed Corp. *	6,247	175,478
iRhythm Technologies, Inc. *	8,144	610,474
LivaNova plc *	9,079	882,933
Meridian Bioscience, Inc.	7,875	138,679
Merit Medical Systems, Inc. *	14,530	898,390
Neogen Corp. *	4,264	244,711
Novocure Ltd. *	29,016	1,397,701
NuVasive, Inc. *	1,555	88,308
Nuvectra Corp. *	9,786	107,744
Orthofix Medical, Inc. *	2,308	130,194

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 6.1% (continued)
OrthoPediatrics Corp. *	2,593	$114,688
Quidel Corp. *	9,980	653,391
Senseonics Holdings, Inc. *(b)	29,716	72,804
Sientra, Inc. *	8,638	74,114
STAAR Surgical Co. *	18,243	623,728
Surmodics, Inc. *	6,370	276,968
Tactile Systems Technology, Inc. *	8,887	468,523
Tandem Diabetes Care, Inc. *	22,582	1,433,957
TransEnterix, Inc. *(b)	88,896	211,572
Wright Medical Group NV *	31,446	988,977

		16,749,296

Health Care Providers & Services - 3.1%
Addus HomeCare Corp. *	6,326	402,270
Amedisys, Inc. *	9,257	1,141,018
American Renal Associates Holdings, Inc. *	6,696	41,113
AMN Healthcare Services, Inc. *	1,717	80,853
BioTelemetry, Inc. *	10,027	627,891
CorVel Corp. *	5,062	330,245
Ensign Group, Inc. (The)	16,839	861,988
HealthEquity, Inc. *	15,557	1,150,907
LHC Group, Inc. *	8,171	905,837
National HealthCare Corp.	3,223	244,561
PetIQ, Inc. *(b)	8,719	273,864
Providence Service Corp. (The) *	4,751	316,512
Quorum Health Corp. *	2,203	3,084
R1 RCM, Inc. *	53,962	521,812
RadNet, Inc. *	26,958	334,010
Select Medical Holdings Corp. *	8,226	115,904
Tenet Healthcare Corp. *	25,509	735,680
Triple-S Management Corp., Class B *	4,752	108,441
US Physical Therapy, Inc.	3,691	387,666

		8,583,656

Health Care Technology - 1.6%
Evolent Health, Inc., Class A *	23,465	295,190
HealthStream, Inc. *	3,591	100,763
HMS Holdings Corp. *	27,013	799,855
Inovalon Holdings, Inc., Class A *	12,565	156,183
Medidata Solutions, Inc. *	1,933	141,573
NextGen Healthcare Information Systems LLC *	12,397	208,642
Omnicell, Inc. *	12,263	991,341
Tabula Rasa HealthCare, Inc. *	6,603	372,541
Teladoc Health, Inc. *	17,514	973,778
Vocera Communications, Inc. *	7,128	225,459

		4,265,325

Hotels, Restaurants & Leisure - 3.4%
BBX Capital Corp.	17,077	101,096
BJ’s Restaurants, Inc.	9,330	441,122
Brinker International, Inc.	9,296	412,556
Carrols Restaurant Group, Inc. *	11,164	111,305
Churchill Downs, Inc.	8,498	767,029
Cracker Barrel Old Country Store, Inc.	1,330	214,941
Dave & Buster’s Entertainment, Inc.	4,131	206,013
Del Taco Restaurants, Inc. *	12,276	123,497
Denny’s Corp. *	16,550	303,693
Dine Brands Global, Inc.	6,860	626,249

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 3.4% (continued)
Drive Shack, Inc. *	24,122	$108,308
El Pollo Loco Holdings, Inc. *	11,570	150,526
Eldorado Resorts, Inc. *	16,033	748,581
Fiesta Restaurant Group, Inc. *	6,114	80,155
International Speedway Corp., Class A	2,491	108,682
Monarch Casino & Resort, Inc. *	3,285	144,277
Noodles & Co. *	26,294	178,799
Planet Fitness, Inc., Class A *	22,165	1,523,179
RCI Hospitality Holdings, Inc.	6,192	142,230
Red Lion Hotels Corp. *	10,911	88,161
Ruth’s Hospitality Group, Inc.	7,531	192,718
SeaWorld Entertainment, Inc. *	26,960	694,490
Shake Shack, Inc., Class A *	7,088	419,255
Texas Roadhouse, Inc.	12,645	786,393
Town Sports International Holdings, Inc. *	14,627	69,625
Wingstop, Inc.	9,316	708,295

		9,451,175

Household Durables - 0.8%
Bassett Furniture Industries, Inc.	5,494	90,157
Cavco Industries, Inc. *	626	73,574
Helen of Troy Ltd. *	7,972	924,433
Hooker Furniture Corp.	3,550	102,346
iRobot Corp. *(b)	4,252	500,418
Roku, Inc. *(b)	6,640	428,346
Turtle Beach Corp. *	15,705	178,409

		2,297,683

Household Products - 0.3%
WD-40 Co.	4,518	765,530

Independent Power and Renewable Electricity Producers - 0.2%
Pattern Energy Group, Inc., Class A	10,896	239,712
TerraForm Power, Inc., Class A	24,892	342,016

		581,728

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	6,777	260,033

Insurance - 3.3%
Ambac Financial Group, Inc. *	11,032	199,900
AMERISAFE, Inc.	3,902	231,779
Argo Group International Holdings Ltd.	7,550	533,483
eHealth, Inc. *	8,266	515,302
Employers Holdings, Inc.	2,987	119,809
FBL Financial Group, Inc., Class A	5,756	361,016
HCI Group, Inc.	2,833	121,054
Health Insurance Innovations, Inc., Class A *(b)	6,491	174,089
Heritage Insurance Holdings, Inc.	11,635	169,871
Kemper Corp.	17,279	1,315,623
Kinsale Capital Group, Inc.	8,421	577,428
MBIA, Inc. *	22,966	218,636
National General Holdings Corp.	24,154	573,174
National Western Life Group, Inc., Class A	374	98,164
Primerica, Inc.	10,935	1,335,710
RLI Corp.	10,906	782,505
Safety Insurance Group, Inc.	2,448	213,319
Selective Insurance Group, Inc.	9,985	631,851

INVESTMENTS	SHARES	VALUE

Insurance - 3.3% (continued)
State Auto Financial Corp.	2,367	$77,922
United Fire Group, Inc.	5,138	224,582
United Insurance Holdings Corp.	12,453	198,003
Universal Insurance Holdings, Inc.	13,196	409,076

		9,082,296

Interactive Media & Services - 0.7%
Care.com, Inc. *	8,103	160,115
Cargurus, Inc. *	23,304	933,558
Liberty TripAdvisor Holdings, Inc., Class A *	20,499	290,881
Meet Group, Inc. (The) *	35,928	180,718
QuinStreet, Inc. *	20,703	277,213
Travelzoo *	12,075	161,805

		2,004,290

Internet & Direct Marketing Retail - 1.1%
1-800-Flowers.com, Inc., Class A *	6,221	113,409
Duluth Holdings, Inc., Class B *(b)	7,456	177,751
Etsy, Inc. *	33,553	2,255,433
Gaia, Inc. *(b)	12,901	118,044
Lands’ End, Inc. *(b)	6,158	102,284
Quotient Technology, Inc. *	10,253	101,197
Shutterfly, Inc. *	1,839	74,737
Shutterstock, Inc.	3,157	147,211

		3,090,066

IT Services - 2.2%
Brightcove, Inc. *	14,222	119,607
CACI International, Inc., Class A *	7,153	1,301,989
Carbonite, Inc. *	8,179	202,921
Cardtronics plc, Class A *	12,286	437,136
CSG Systems International, Inc.	2,558	108,203
EVERTEC, Inc.	25,539	710,239
ExlService Holdings, Inc. *	2,232	133,965
Hackett Group, Inc. (The)	15,924	251,599
LiveRamp Holdings, Inc. *	16,884	921,360
ManTech International Corp., Class A	10,493	566,832
MAXIMUS, Inc.	1,808	128,332
Perficient, Inc. *	7,395	202,549
Travelport Worldwide Ltd.	17,270	271,657
TTEC Holdings, Inc.	4,738	171,658
Tucows, Inc., Class A *	1,464	118,847
Unisys Corp. *	23,079	269,332
Virtusa Corp. *	3,584	191,565

		6,107,791

Leisure Products - 0.5%
Acushnet Holdings Corp.	15,224	352,283
American Outdoor Brands Corp. *	7,160	66,875
Callaway Golf Co.	20,555	327,441
Johnson Outdoors, Inc., Class A	3,082	219,932
Malibu Boats, Inc., Class A *	8,574	339,359
MasterCraft Boat Holdings, Inc. *	3,534	79,762

		1,385,652

Life Sciences Tools & Services - 1.4%
Codexis, Inc. *	23,745	487,485
Fluidigm Corp. *	26,695	354,776
Luminex Corp.	8,859	203,846

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Life Sciences Tools & Services - 1.4% (continued)
Medpace Holdings, Inc. *	9,610	$566,702
NanoString Technologies, Inc. *	14,628	350,048
NeoGenomics, Inc. *	36,106	738,729
Syneos Health, Inc. *	20,686	1,070,707

		3,772,293

Machinery - 2.3%
Albany International Corp., Class A	6,350	454,597
Barnes Group, Inc.	1,979	101,740
Chart Industries, Inc. *	11,258	1,019,074
Columbus McKinnon Corp.	3,124	107,309
Commercial Vehicle Group, Inc. *	14,417	110,578
DMC Global, Inc.	10,356	514,072
Douglas Dynamics, Inc.	2,759	105,035
ESCO Technologies, Inc.	2,565	171,932
Federal Signal Corp.	13,957	362,742
Franklin Electric Co., Inc.	3,005	153,526
Global Brass & Copper Holdings, Inc.	3,075	105,903
Harsco Corp. *	23,422	472,188
Hillenbrand, Inc.	7,121	295,735
Kadant, Inc.	1,365	120,065
Proto Labs, Inc. *	3,965	416,880
RBC Bearings, Inc. *	3,132	398,296
Rexnord Corp. *	13,312	334,664
SPX Corp. *	3,682	128,097
TriMas Corp. *	6,165	186,368
Watts Water Technologies, Inc., Class A	1,989	160,751
Woodward, Inc.	6,047	573,800

		6,293,352

Marine - 0.2%
Genco Shipping & Trading Ltd. *	13,539	101,001
Matson, Inc.	9,445	340,870
Safe Bulkers, Inc. (Greece) *	28,318	41,344

		483,215

Media - 1.5%
EW Scripps Co. (The), Class A	16,770	352,170
Gray Television, Inc. *	21,303	455,032
MSG Networks, Inc., Class A *	14,479	314,918
National CineMedia, Inc.	20,851	147,000
New Media Investment Group, Inc.	12,241	128,530
New York Times Co. (The), Class A	42,942	1,410,645
Nexstar Media Group, Inc., Class A	8,998	975,113
Scholastic Corp.	4,363	173,473
TechTarget, Inc. *	10,744	174,805

		4,131,686

Metals & Mining - 0.7%
Allegheny Technologies, Inc. *	12,622	322,745
Cleveland-Cliffs, Inc.	61,925	618,631
Gold Resource Corp.	22,836	89,745
Materion Corp.	5,109	291,520
SunCoke Energy, Inc. *	10,996	93,356
Warrior Met Coal, Inc.	16,273	494,699

		1,910,696

INVESTMENTS	SHARES	VALUE
Multiline Retail - 0.5%
Ollie’s Bargain Outlet Holdings, Inc. *	15,249	$1,301,197

Multi-Utilities - 1.0%
Black Hills Corp.	16,864	1,249,117
NorthWestern Corp.	15,519	1,092,693
Unitil Corp.	4,831	261,695

		2,603,505

Oil, Gas & Consumable Fuels - 1.6%
Abraxas Petroleum Corp. *	70,384	87,980
Arch Coal, Inc., Class A	1,300	118,651
Berry Petroleum Corp.	13,512	155,928
California Resources Corp. *	7,843	201,644
CONSOL Energy, Inc. *	6,623	226,639
CVR Energy, Inc.	26,274	1,082,489
Delek US Holdings, Inc.	8,810	320,860
Denbury Resources, Inc. *	46,754	95,846
DHT Holdings, Inc.	18,375	81,953
Energy Fuels, Inc. *(b)	58,871	196,040
Frontline Ltd. (Norway) *(b)	30,746	198,619
GasLog Ltd. (Monaco)	8,559	149,440
Northern Oil and Gas, Inc. *	129,658	355,263
Peabody Energy Corp.	2,543	72,043
Renewable Energy Group, Inc. *	16,230	356,411
REX American Resources Corp. *	1,920	154,771
Uranium Energy Corp. *	74,930	104,902
W&T Offshore, Inc. *(b)	50,250	346,725

		4,306,204

Paper & Forest Products - 0.1%
Verso Corp., Class A *	15,584	333,809

Personal Products - 0.8%
Inter Parfums, Inc.	10,365	786,393
Medifast, Inc.	3,765	480,226
Revlon, Inc., Class A *(b)	10,048	194,730
USANA Health Sciences, Inc. *	8,454	709,037

		2,170,386

Pharmaceuticals - 1.9%
Akcea Therapeutics, Inc. *(b)	22,239	630,031
Amphastar Pharmaceuticals, Inc. *	6,875	140,456
ANI Pharmaceuticals, Inc. *	1,974	139,246
Collegium Pharmaceutical, Inc. *	4,540	68,736
Endo International plc *	63,674	511,302
Horizon Pharma plc *	52,989	1,400,499
Innoviva, Inc. *	17,980	252,259
MyoKardia, Inc. *	4,788	248,928
Pacira Pharmaceuticals, Inc. *	10,982	417,975
Phibro Animal Health Corp., Class A	6,863	226,479
Reata Pharmaceuticals, Inc., Class A *	9,877	844,187
WaVe Life Sciences Ltd. *	3,997	155,284
Zogenix, Inc. *	2,149	118,217

		5,153,599

Professional Services - 2.7%
ASGN, Inc. *	4,198	266,531
Barrett Business Services, Inc.	1,303	100,761
CBIZ, Inc. *	11,492	232,598

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Professional Services - 2.7% (continued)
CRA International, Inc.	6,968	$352,163
Exponent, Inc.	15,441	891,255
FTI Consulting, Inc. *	13,549	1,040,834
Heidrick & Struggles International, Inc.	8,965	343,629
Huron Consulting Group, Inc. *	5,915	279,306
ICF International, Inc.	5,218	396,985
Insperity, Inc.	12,202	1,508,899
Kelly Services, Inc., Class A	4,082	90,049
Kforce, Inc.	10,385	364,721
Korn Ferry	4,819	215,795
Mistras Group, Inc. *	8,171	112,842
Navigant Consulting, Inc.	8,779	170,927
TriNet Group, Inc. *	14,033	838,331
Willdan Group, Inc. *	3,674	136,195

		7,341,821

Real Estate Management & Development - 0.5%
Kennedy-Wilson Holdings, Inc.	23,434	501,253
Marcus & Millichap, Inc. *	10,527	428,765
RMR Group, Inc. (The), Class A	7,514	458,204

		1,388,222

Road & Rail - 0.2%
ArcBest Corp.	7,053	217,162
Marten Transport Ltd.	6,117	109,066
Universal Logistics Holdings, Inc.	10,576	208,136
USA Truck, Inc. *	7,426	107,231

		641,595

Semiconductors & Semiconductor Equipment - 1.7%
Alpha & Omega Semiconductor Ltd. *	12,820	147,558
Cabot Microelectronics Corp.	4,267	477,733
Cree, Inc. *	24,628	1,409,214
Diodes, Inc. *	11,784	408,905
Inphi Corp. *	4,440	194,206
Lattice Semiconductor Corp. *	25,410	303,141
Nanometrics, Inc. *	3,094	95,543
NeoPhotonics Corp. *	20,231	127,253
NVE Corp.	1,674	163,868
Photronics, Inc. *	22,755	215,035
Rudolph Technologies, Inc. *	6,345	144,666
Semtech Corp. *	17,487	890,263
Silicon Laboratories, Inc. *	1,229	99,377

		4,676,762

Software - 10.0%
8x8, Inc. *	13,126	265,145
ACI Worldwide, Inc. *	22,928	753,643
Agilysys, Inc. *	3,837	81,229
Alarm.com Holdings, Inc. *	10,198	661,850
Altair Engineering, Inc., Class A *	13,687	503,819
Alteryx, Inc., Class A *	15,953	1,337,978
Appfolio, Inc., Class A *	10,212	810,833
Benefitfocus, Inc. *	10,456	517,781
Blackline, Inc. *	14,232	659,226
Bottomline Technologies DE, Inc. *	14,168	709,675
Cision Ltd. *	10,829	149,115
CommVault Systems, Inc. *	3,602	233,194
Cornerstone OnDemand, Inc. *	13,404	734,271

INVESTMENTS	SHARES	VALUE
Software - 10.0% (continued)
Coupa Software, Inc. *	16,920	$1,539,382
eGain Corp. *	20,208	211,174
Envestnet, Inc. *	3,853	251,948
Everbridge, Inc. *	11,239	843,037
Five9, Inc. *	17,850	943,016
HubSpot, Inc. *	10,193	1,694,179
LivePerson, Inc. *	28,960	840,419
MobileIron, Inc. *	34,224	187,205
Model N, Inc. *	12,062	211,568
New Relic, Inc. *	14,869	1,467,570
OneSpan, Inc. *	9,853	189,375
Paylocity Holding Corp. *	14,644	1,306,098
PROS Holdings, Inc. *	10,938	462,021
Q2 Holdings, Inc. *	12,032	833,336
QAD, Inc., Class A	3,254	140,150
Qualys, Inc. *	10,135	838,570
Rapid7, Inc. *	18,079	914,978
SailPoint Technologies Holding, Inc. *	20,983	602,632
SecureWorks Corp., Class A *(b)	18,112	333,261
ShotSpotter, Inc. *	7,544	291,198
SPS Commerce, Inc. *	6,586	698,511
Trade Desk, Inc. (The), Class A *	12,423	2,459,133
Upland Software, Inc. *	10,965	464,477
Varonis Systems, Inc. *	1,616	96,362
Verint Systems, Inc. *	11,493	687,971
Workiva, Inc. *	13,513	685,109
Yext, Inc. *	26,413	577,388
Zix Corp. *	34,017	234,037

		27,421,864

Specialty Retail - 3.4%
Aaron’s, Inc.	7,953	418,328
American Eagle Outfitters, Inc.	11,089	245,843
America’s Car-Mart, Inc. *	4,344	396,781
Asbury Automotive Group, Inc. *	2,383	165,285
Ascena Retail Group, Inc. *	96,072	103,758
Boot Barn Holdings, Inc. *	11,059	325,577
Buckle, Inc. (The)	4,366	81,732
Carvana Co. *(b)	36,368	2,111,526
Cato Corp. (The), Class A	7,921	118,657
Citi Trends, Inc.	5,386	104,004
Container Store Group, Inc. (The) *	34,053	299,666
DSW, Inc., Class A	21,909	486,818
Five Below, Inc. *	13,726	1,705,455
Genesco, Inc. *	2,173	98,980
Guess?, Inc.	22,584	442,646
Haverty Furniture Cos., Inc.	5,451	119,268
MarineMax, Inc. *	5,557	106,472
Monro, Inc.	7,792	674,164
Rent-A-Center, Inc. *	17,106	357,002
RH *(b)	5,630	579,609
RTW RetailWinds, Inc. *	46,288	111,091
Shoe Carnival, Inc.	8,029	273,227
Zumiez, Inc. *	4,217	104,961

		9,430,850

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. *	31,512	339,069
Cray, Inc. *	6,170	160,729

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.3% (continued)
Immersion Corp. *	12,745	$107,440
Stratasys Ltd. *	2,991	71,246

		678,484

Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. *	22,700	584,525
Deckers Outdoor Corp. *	7,997	1,175,479
Fossil Group, Inc. *(b)	19,239	263,959
Movado Group, Inc.	8,309	302,281
Oxford Industries, Inc.	1,275	95,956
Rocky Brands, Inc.	9,865	236,365
Steven Madden Ltd.	13,515	457,348
Unifi, Inc. *	5,876	113,701
Vera Bradley, Inc. *	9,075	120,244
Wolverine World Wide, Inc.	23,448	837,797

		4,187,655

Thrifts & Mortgage Finance - 0.7%
Federal Agricultural Mortgage Corp., Class C	1,236	89,524
First Defiance Financial Corp.	6,000	172,440
Meridian Bancorp, Inc.	9,061	142,167
Mr Cooper Group, Inc. *	22,753	218,201
NMI Holdings, Inc., Class A *	21,023	543,865
Northfield Bancorp, Inc.	9,328	129,659
Northwest Bancshares, Inc.	7,167	121,624
PennyMac Financial Services, Inc.	4,908	109,154
Waterstone Financial, Inc.	21,385	351,997

		1,878,631

Tobacco - 0.3%
Turning Point Brands, Inc.	10,547	486,111
Universal Corp.	5,199	299,619

		785,730

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	2,135	126,969
BlueLinx Holdings, Inc. *(b)	9,699	258,381
DXP Enterprises, Inc. *	4,397	171,131
GATX Corp.	8,705	664,801
Kaman Corp.	2,836	165,736
NOW, Inc. *	22,516	314,323
Systemax, Inc.	9,005	203,873
Textainer Group Holdings Ltd. (China) *	8,572	82,720
Titan Machinery, Inc. *	4,337	67,484
Triton International Ltd.	4,336	134,850
Veritiv Corp. *	3,438	90,488

		2,280,756

Water Utilities - 0.7%
American States Water Co.	12,082	861,447
AquaVenture Holdings Ltd. *	9,538	184,560
California Water Service Group	6,335	343,864
Middlesex Water Co.	4,865	272,391
SJW Group	3,285	202,816

		1,865,078

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	6,328	147,316
NII Holdings, Inc. *	60,844	119,254

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.3% (continued)
Shenandoah Telecommunications Co.	10,140	$449,810

		716,380

TOTAL COMMON STOCKS (Cost $221,947,961)		269,606,424

SHORT-TERM INVESTMENTS - 2.1%
INVESTMENT COMPANIES - 2.1%
Limited Purpose Cash Investment Fund, 2.43% (d)
(Cost $5,631,363)	5,631,927	5,631,363

SECURITIES LENDING COLLATERAL - 2.6%

Investment Companies - 2.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (d)(e)	1,355,635	1,355,635
Limited Purpose Cash Investment Fund 2.43% (d)(e)	6,004,700	6,004,100

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,360,336)		7,359,735

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 103.0% (Cost $234,939,660)		282,597,522

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.0)% (f)		(8,314,187)

NET ASSETS - 100.0%		$274,283,335

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$12,630,538	4.6%
Consumer Discretionary	38,357,261	14.0
Consumer Staples	10,487,209	3.8
Energy	5,496,975	2.0
Financials	23,012,695	8.4
Health Care	55,860,457	20.4
Industrials	35,591,150	13.0
Information Technology	47,583,519	17.3
Materials	4,768,542	1.7
Real Estate	21,262,972	7.8
Utilities	14,555,106	5.3
Short-Term Investments	5,631,363	2.1
Securities Lending Collateral	7,359,735	2.6

Total Investments In Securities At Value	282,597,522	103.0
Liabilities in Excess of Other Assets (f)	(8,314,187)	(3.0)

Net Assets	$274,283,335	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

(b)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $7,390,971.
(c)

Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $344,587 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	42	6/2019	USD	$3,241,980	$(5,106)

					$(5,106)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$269,731	$269,731

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.9%

Australia - 5.9%
AGL Energy Ltd.	23,781	$367,821
Alumina Ltd.	350,803	604,121
Aristocrat Leisure Ltd.	51,340	895,405
ASX Ltd.	10,855	539,224
AusNet Services	141,964	179,022
BHP Group plc	64,724	1,561,594
Brambles Ltd.	37,678	314,985
Caltex Australia Ltd.	8,959	166,675
CIMIC Group Ltd.	12,725	437,094
Coca-Cola Amatil Ltd.	36,317	223,206
Cochlear Ltd.	3,953	487,414
Coles Group Ltd. *	60,935	512,881
Computershare Ltd.	58,438	710,387
Crown Resorts Ltd.	23,014	188,215
CSL Ltd.	29,315	4,067,527
Dexus, REIT	40,420	365,822
Flight Centre Travel Group Ltd.	9,246	276,209
Goodman Group, REIT	159,366	1,511,385
GPT Group (The), REIT	68,237	300,996
Incitec Pivot Ltd.	54,550	120,963
Insurance Australia Group Ltd.	85,634	467,440
Macquarie Group Ltd.	22,611	2,082,384
Medibank Pvt Ltd.	92,539	181,642
Mirvac Group, REIT	153,366	299,586
Newcrest Mining Ltd.	16,240	294,107
Oil Search Ltd.	51,644	287,334
Orica Ltd.	12,346	154,636
REA Group Ltd.	7,745	411,306
Rio Tinto plc	19,802	1,150,953
Santos Ltd.	162,101	784,856
Scentre Group, REIT	86,792	253,354
SEEK Ltd.	9,990	124,627
Sonic Healthcare Ltd.	16,039	279,920
South32 Ltd.	69,181	183,730
Suncorp Group Ltd.	20,225	198,092
Treasury Wine Estates Ltd.	35,088	372,466
Vicinity Centres, REIT	68,638	126,731
Wesfarmers Ltd.	70,652	1,739,802
Woodside Petroleum Ltd.	44,512	1,092,771
Woolworths Group Ltd.	26,589	574,213

		24,890,896

Austria - 0.2%
ANDRITZ AG	6,457	276,938
OMV AG	8,372	454,611
Verbund AG	3,979	191,099

		922,648

Belgium - 0.9%
Ageas	18,084	872,310
Colruyt SA	17,160	1,267,980
Groupe Bruxelles Lambert SA	2,194	213,301
UCB SA	12,890	1,107,281
Umicore SA	7,364	327,753

		3,788,625

Canada - 9.6%
Alimentation Couche-Tard, Inc., Class B (1)	27,705	1,632,011

INVESTMENTS	SHARES	VALUE
Canada - 9.6% (continued)
Bank of Montreal (1)	1,550	$115,976
BCE, Inc. (1)	14,358	637,560
Brookfield Asset Management, Inc., Class A (1)	45,437	2,116,891
CAE, Inc. (1)	27,978	619,919
Cameco Corp. (1)	18,812	221,715
Canadian Imperial Bank of Commerce (1)	2,287	180,722
Canadian National Railway Co. (1)	35,556	3,182,973
Canadian Pacific Railway Ltd. (1)	9,523	1,962,108
Canadian Tire Corp. Ltd., Class A (1)	3,110	335,099
Canopy Growth Corp. (1)*(a)	30,454	1,317,657
CCL Industries, Inc., Class B (1)	4,081	165,213
CGI, Inc. (1)*	19,770	1,359,127
Constellation Software, Inc. (1)	2,070	1,754,237
Emera, Inc. (1)	8,112	303,331
Empire Co. Ltd., Class A (1)	36,234	784,412
Enbridge, Inc. (1)(a)	50,507	1,829,265
Fairfax Financial Holdings Ltd. (1)	1,065	493,310
Fortis, Inc. (1)	40,273	1,488,445
Gildan Activewear, Inc. (1)	7,047	253,383
H&R REIT (1)	11,953	209,391
Husky Energy, Inc. (1)	10,887	107,945
Imperial Oil Ltd. (1)	23,654	645,713
Intact Financial Corp. (1)	1,452	122,866
International Petroleum Corp. *	14,226	67,130
Loblaw Cos. Ltd. (1)	16,911	834,192
Magna International, Inc. (1)	2,276	110,824
Metro, Inc. (1)	26,536	976,968
National Bank of Canada (1)	7,616	343,713
Nutrien Ltd. (1)	37,134	1,958,472
Onex Corp. (1)	2,666	150,382
Open Text Corp. (1)	11,527	442,586
Pembina Pipeline Corp. (1)	21,147	776,822
Restaurant Brands International, Inc. (1)	10,051	653,896
RioCan REIT (1)	12,196	241,575
Rogers Communications, Inc., Class B (1)	34,529	1,856,998
Shopify, Inc., Class A (1)*(a)	10,022	2,068,821
SmartCentres REIT (1)	12,561	329,076
Sun Life Financial, Inc. (1)	11,011	423,021
Suncor Energy, Inc. (1)	17,738	574,874
Thomson Reuters Corp. (1)	22,634	1,339,223
Toronto-Dominion Bank (The) (1)	93,987	5,100,414
TransCanada Corp. (1)	3,409	153,110
WSP Global, Inc. (1)	10,798	590,098

		40,831,464

Denmark - 2.0%
Carlsberg A/S, Class B	5,330	666,507
Chr Hansen Holding A/S	9,055	919,119
Coloplast A/S, Class B	7,576	831,622
Demant A/S *	16,574	490,535
DSV A/S	12,569	1,040,113
Novo Nordisk A/S, Class B	20,026	1,046,667
Novozymes A/S, Class B	3,754	172,649
Orsted A/S (b)	24,922	1,890,342
Tryg A/S	15,092	414,306
Vestas Wind Systems A/S	10,157	856,095

		8,327,955

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Finland - 1.3%
Elisa OYJ	9,758	$440,528
Fortum OYJ	59,695	1,222,663
Kone OYJ, Class B	2,462	124,351
Neste OYJ	14,615	1,557,970
Nokia OYJ	261,817	1,491,472
UPM-Kymmene OYJ	16,834	491,669
Wartsila OYJ Abp	9,217	149,064

		5,477,717

France - 10.6%
Accor SA	3,636	147,292
Aeroports de Paris	624	120,730
Air Liquide SA	5,153	655,778
Airbus SE	33,677	4,463,423
AXA SA	23,258	584,959
Bouygues SA	5,122	183,105
Capgemini SE	2,544	308,694
Cie Generale des Etablissements Michelin SCA	4,645	548,779
CNP Assurances	10,550	232,290
Credit Agricole SA	24,445	295,147
Danone SA	2,756	212,215
Dassault Systemes SE	13,270	1,977,876
Edenred	14,443	657,742
Electricite de France SA	33,011	451,900
EssilorLuxottica SA	6,672	728,848
Hermes International	2,446	1,615,027
Ipsen SA	4,868	667,554
Kering SA	5,613	3,219,630
Legrand SA	2,988	200,047
L’Oreal SA	4,543	1,223,391
LVMH Moet Hennessy Louis Vuitton SE	16,345	6,020,414
Orange SA	52,517	856,187
Pernod Ricard SA	4,863	873,204
Peugeot SA	17,342	423,173
Safran SA	17,156	2,351,414
Sanofi	39,457	3,488,952
Schneider Electric SE	10,401	816,360
SCOR SE	9,686	412,548
SEB SA	1,036	174,424
Sodexo SA	3,300	363,394
Teleperformance	1,125	202,238
Thales SA	10,010	1,199,299
TOTAL SA	98,500	5,481,457
Ubisoft Entertainment SA *	4,740	422,679
Veolia Environnement SA	28,559	638,976
Vinci SA	20,644	2,008,699
Vivendi SA	30,525	884,617

		45,112,462

Germany - 5.6%
adidas AG	8,835	2,148,861
Allianz SE (Registered)	2,875	640,687
Aroundtown SA	24,236	199,912
Axel Springer SE	6,231	322,100
Beiersdorf AG	2,269	236,216
Delivery Hero SE *(b)	5,004	180,847
Deutsche Boerse AG	13,082	1,677,369
Deutsche Telekom AG (Registered)	183,328	3,045,661

INVESTMENTS	SHARES	VALUE
Germany - 5.6% (continued)
Deutsche Wohnen SE	34,170	$1,658,108
E.ON SE	120,852	1,344,870
Fraport AG Frankfurt Airport Services Worldwide	3,366	258,222
Hannover Rueck SE	4,720	678,221
HOCHTIEF AG	2,273	329,339
HUGO BOSS AG	4,116	281,430
Merck KGaA	4,143	473,010
MTU Aero Engines AG	4,854	1,100,213
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	4,828	1,144,209
Puma SE	1,223	708,846
RWE AG	38,686	1,038,805
SAP SE	22,022	2,545,843
Symrise AG	7,601	685,215
Vonovia SE	43,455	2,255,122
Wirecard AG	7,767	975,712

		23,928,818

Hong Kong - 3.0%
AIA Group Ltd.	297,200	2,971,932
Bank of East Asia Ltd. (The)	38,600	125,480
CK Asset Holdings Ltd.	14,500	129,134
CLP Holdings Ltd.	110,000	1,275,846
Hang Lung Properties Ltd.	113,000	275,995
Hang Seng Bank Ltd.	36,700	906,230
Henderson Land Development Co. Ltd.	32,000	203,659
Hong Kong & China Gas Co. Ltd.	580,723	1,392,715
Hysan Development Co. Ltd.	54,000	289,451
Kerry Properties Ltd.	36,500	163,185
Link REIT	158,500	1,855,665
MTR Corp. Ltd.	46,500	288,108
New World Development Co. Ltd.	103,000	170,951
NWS Holdings Ltd.	109,000	238,640
PCCW Ltd.	302,000	187,759
Power Assets Holdings Ltd.	27,500	190,793
Shangri-La Asia Ltd.	120,000	170,600
Sino Land Co. Ltd.	134,000	259,460
Sun Hung Kai Properties Ltd.	25,000	429,768
Swire Pacific Ltd., Class A	40,500	521,676
Swire Properties Ltd.	53,000	228,106
Techtronic Industries Co. Ltd.	20,000	134,693
Wharf Real Estate Investment Co. Ltd.	39,000	290,656
Wheelock & Co. Ltd.	25,000	183,477

		12,883,979

Italy - 2.0%
Assicurazioni Generali SpA	30,202	559,961
Davide Campari-Milano SpA	45,245	444,515
Enel SpA	375,240	2,404,466
Eni SpA	115,682	2,043,931
Ferrari NV	11,277	1,515,045
Moncler SpA	14,620	590,058
Terna Rete Elettrica Nazionale SpA	154,257	979,041

		8,537,017

Japan - 18.6%
Aeon Co. Ltd. (a)	58,500	1,225,302

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 18.6% (continued)
Aeon Mall Co. Ltd.	10,300	$169,522
Alfresa Holdings Corp.	17,700	504,393
ANA Holdings, Inc.	27,100	994,239
Asahi Group Holdings Ltd.	8,800	392,819
Asahi Intecc Co. Ltd.	4,700	221,345
Astellas Pharma, Inc.	118,800	1,785,063
Bandai Namco Holdings, Inc.	16,200	760,606
Bank of Kyoto Ltd. (The)	2,900	121,424
Benesse Holdings, Inc.	11,300	294,063
Canon, Inc.	4,100	119,044
Central Japan Railway Co.	8,500	1,975,795
Chubu Electric Power Co., Inc.	41,800	653,465
Chugai Pharmaceutical Co. Ltd.	19,900	1,370,693
Chugoku Electric Power Co., Inc. (The) (a)	41,400	516,780
CyberAgent, Inc.	7,300	298,719
Daiichi Sankyo Co. Ltd.	37,300	1,722,428
Daikin Industries Ltd.	2,600	305,616
Daiwa House Industry Co. Ltd.	5,400	171,977
Dentsu, Inc.	6,300	266,631
Eisai Co. Ltd.	20,500	1,153,470
FamilyMart UNY Holdings Co. Ltd.	24,400	621,977
Fast Retailing Co. Ltd.	3,500	1,648,364
FUJIFILM Holdings Corp.	11,900	542,022
Hakuhodo DY Holdings, Inc.	12,900	207,718
Hamamatsu Photonics KK	9,300	360,776
Hikari Tsushin, Inc.	4,100	778,210
Hisamitsu Pharmaceutical Co., Inc. (a)	3,900	179,897
Hoya Corp.	17,400	1,152,528
Hulic Co. Ltd.	19,900	195,536
Isuzu Motors Ltd.	11,200	147,559
ITOCHU Corp.	24,000	434,971
Japan Airlines Co. Ltd.	10,100	355,920
Japan Airport Terminal Co. Ltd.	4,900	207,613
Japan Prime Realty Investment Corp., REIT	123	506,328
Japan Real Estate Investment Corp., REIT	154	907,781
Japan Retail Fund Investment Corp., REIT	198	397,899
Kakaku.com, Inc.	18,700	360,259
Kamigumi Co. Ltd.	9,000	208,740
Kaneka Corp.	4,200	157,679
Kansai Electric Power Co., Inc. (The)	34,600	510,250
Kao Corp.	24,800	1,957,380
Keihan Holdings Co. Ltd.	8,300	349,424
Keio Corp.	5,500	355,778
Keisei Electric Railway Co. Ltd.	12,000	436,398
Keyence Corp.	180	112,535
Kikkoman Corp.	16,600	816,241
Kintetsu Group Holdings Co. Ltd.	2,700	125,944
Kirin Holdings Co. Ltd.	25,100	600,484
Kobayashi Pharmaceutical Co. Ltd.	4,100	346,893
Konami Holdings Corp.	4,800	208,847
Konica Minolta, Inc.	36,100	355,951
Kose Corp.	2,200	405,485
Kurita Water Industries Ltd.	6,600	168,993
Kyowa Hakko Kirin Co. Ltd.	17,300	377,546
Kyushu Electric Power Co., Inc.	27,200	321,280
Lion Corp.	9,500	200,205
M3, Inc.	7,300	122,857

INVESTMENTS	SHARES	VALUE
Japan - 18.6% (continued)
Marubeni Corp.	84,000	$582,406
Marui Group Co. Ltd.	34,900	705,649
McDonald’s Holdings Co. Japan Ltd.	12,900	596,799
Medipal Holdings Corp.	8,800	209,386
Mitsubishi Corp.	86,700	2,413,834
Mitsubishi Tanabe Pharma Corp.	8,700	116,531
Mitsui & Co. Ltd.	75,400	1,173,257
Mitsui Fudosan Co. Ltd.	7,700	193,975
MonotaRO Co. Ltd.	6,200	138,600
Murata Manufacturing Co. Ltd.	24,300	1,216,093
Nikon Corp.	7,900	111,695
Nippon Building Fund, Inc., REIT	184	1,245,913
Nippon Express Co. Ltd.	5,300	295,508
Nippon Telegraph & Telephone Corp.	5,600	238,734
Nissan Chemical Corp.	12,600	578,817
Nisshin Seifun Group, Inc.	21,700	498,845
Nissin Foods Holdings Co. Ltd.	3,400	233,941
Nitori Holdings Co. Ltd.	2,700	349,098
Nomura Real Estate Holdings, Inc.	12,500	240,536
Nomura Real Estate Master Fund, Inc., REIT	179	263,688
Nomura Research Institute Ltd.	7,000	318,847
NTT DOCOMO, Inc.	33,100	733,616
Obic Co. Ltd.	8,700	879,785
Oji Holdings Corp.	20,000	124,457
Ono Pharmaceutical Co. Ltd.	13,700	269,211
Oracle Corp. Japan	3,200	215,196
Oriental Land Co. Ltd.	17,800	2,024,500
Otsuka Holdings Co. Ltd.	12,600	496,099
Pan Pacific International Holdings Corp.	10,700	708,920
Park24 Co. Ltd.	8,600	186,964
Pigeon Corp.	3,000	123,086
Recruit Holdings Co. Ltd.	72,400	2,075,741
Resona Holdings, Inc.	69,300	300,213
Ricoh Co. Ltd.	13,800	144,517
Ryohin Keikaku Co. Ltd.	1,000	253,835
Sankyo Co. Ltd.	7,700	293,970
Santen Pharmaceutical Co. Ltd.	17,300	258,571
Secom Co. Ltd.	4,800	411,643
Sega Sammy Holdings, Inc.	13,200	155,969
Sekisui Chemical Co. Ltd.	8,700	140,189
Seven & i Holdings Co. Ltd.	27,500	1,037,580
SG Holdings Co. Ltd.	6,100	177,953
Shimadzu Corp.	11,100	322,176
Shionogi & Co. Ltd.	15,000	931,224
Shiseido Co. Ltd.	29,500	2,135,942
SoftBank Group Corp.	11,400	1,111,235
Sony Corp.	52,000	2,195,502
Sony Financial Holdings, Inc.	33,900	639,757
Stanley Electric Co. Ltd.	5,600	150,907
Sumitomo Corp.	22,400	310,560
Sumitomo Dainippon Pharma Co. Ltd.	19,100	474,044
Sumitomo Mitsui Trust Holdings, Inc.	10,300	370,173
Sumitomo Realty & Development Co. Ltd.	25,000	1,037,259
Sundrug Co. Ltd.	4,900	135,232
Suzuken Co. Ltd.	8,000	464,038
Suzuki Motor Corp.	3,300	146,282
Taisei Corp.	7,800	362,878

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 18.6% (continued)
Taisho Pharmaceutical Holdings Co. Ltd.	5,700	$544,537
TDK Corp.	4,600	362,039
Terumo Corp.	54,000	1,652,707
Tobu Railway Co. Ltd.	7,400	213,873
Toho Co. Ltd.	5,500	221,247
Toho Gas Co. Ltd.	13,100	589,137
Tohoku Electric Power Co., Inc.	9,100	116,194
Tokio Marine Holdings, Inc.	47,000	2,276,993
Tokyo Century Corp.	3,900	169,976
Tokyo Electric Power Co. Holdings, Inc. *	143,900	910,327
Tokyo Gas Co. Ltd.	13,700	370,855
Tokyu Corp.	11,600	202,782
Tokyu Fudosan Holdings Corp.	21,500	128,840
Toyo Seikan Group Holdings Ltd.	11,400	233,854
Toyoda Gosei Co. Ltd.	7,500	159,233
Trend Micro, Inc.	13,100	638,897
Tsuruha Holdings, Inc.	1,500	122,166
Unicharm Corp.	26,500	878,534
United Urban Investment Corp., REIT	235	370,997
USS Co. Ltd.	10,400	193,414
West Japan Railway Co.	6,900	519,886
Yakult Honsha Co. Ltd.	3,300	231,375
Yamaha Corp.	18,400	921,352
Yamato Holdings Co. Ltd.	30,100	778,712
Yokogawa Electric Corp.	8,500	176,509

		78,673,474

Macau - 0.0% (c)
SJM Holdings Ltd.	174,000	198,910

Netherlands - 3.9%
Aegon NV	37,818	181,657
Akzo Nobel NV	5,815	516,566
ASML Holding NV	8,962	1,684,405
EXOR NV	4,482	291,078
Koninklijke Ahold Delhaize NV	74,871	1,993,348
Koninklijke DSM NV	10,010	1,091,938
Koninklijke KPN NV	38,712	122,886
Koninklijke Philips NV	39,461	1,612,281
Koninklijke Vopak NV	4,303	206,101
NN Group NV	26,300	1,094,250
Royal Dutch Shell plc, Class A	187,608	5,895,756
Wolters Kluwer NV	29,135	1,984,945

		16,675,211

Norway - 1.2%
Aker BP ASA	13,424	478,730
Equinor ASA	120,990	2,652,109
Mowi ASA	29,844	666,744
Schibsted ASA, Class B	9,697	347,648
Telenor ASA	38,464	770,201

		4,915,432

Portugal - 0.2%
Galp Energia SGPS SA	45,584	730,424

Singapore - 1.1%
Ascendas REIT	142,500	306,287

INVESTMENTS	SHARES	VALUE

Singapore - 1.1% (continued)
CapitaLand Commercial Trust, REIT	215,200	$308,326
CapitaLand Mall Trust, REIT	158,400	278,346
ComfortDelGro Corp. Ltd.	125,500	238,531
DBS Group Holdings Ltd.	95,300	1,778,954
Jardine Cycle & Carriage Ltd.	6,800	163,337
Oversea-Chinese Banking Corp. Ltd.	61,600	503,616
Singapore Airlines Ltd.	25,600	182,800
United Overseas Bank Ltd.	37,800	705,250
UOL Group Ltd.	27,100	139,321
Venture Corp. Ltd.	16,500	219,223

		4,823,991

South Africa - 0.6%
Anglo American plc	101,961	2,727,088

Spain - 2.6%
Aena SME SA (b)	1,055	190,101
Amadeus IT Group SA	30,676	2,458,648
Endesa SA	41,360	1,055,525
Iberdrola SA	383,357	3,365,786
Naturgy Energy Group SA	41,958	1,174,382
Red Electrica Corp. SA	65,836	1,403,405
Repsol SA	60,327	1,032,091
Telefonica SA	28,486	238,624

		10,918,562

Sweden - 2.0%
Alfa Laval AB	18,809	432,250
Essity AB, Class B	4,352	125,591
Hexagon AB, Class B	16,779	876,914
Husqvarna AB, Class B	26,290	215,011
ICA Gruppen AB	8,853	355,427
Kinnevik AB, Class B	5,531	143,452
L E Lundbergforetagen AB, Class B	4,698	148,787
Lundin Petroleum AB	26,139	885,119
Swedbank AB, Class A	24,217	342,257
Swedish Match AB	24,529	1,251,539
Tele2 AB, Class B	65,160	869,448
Telefonaktiebolaget LM Ericsson, Class B	210,232	1,936,635
Telia Co. AB	163,273	735,977

		8,318,407

Switzerland - 11.5%
Baloise Holding AG (Registered)	3,045	503,264
Barry Callebaut AG (Registered)	334	603,716
Chocoladefabriken Lindt & Spruengli AG	100	679,939
Clariant AG (Registered)	5,624	118,378
Coca-Cola HBC AG	15,239	519,638
EMS-Chemie Holding AG (Registered)	613	332,762
Geberit AG (Registered)	408	166,868
Givaudan SA (Registered)	364	931,670
Kuehne + Nagel International AG (Registered)	2,855	391,723
Lonza Group AG (Registered) *	5,661	1,757,496
Nestle SA (Registered)	150,249	14,326,303
Novartis AG (Registered)	108,502	10,429,162
Partners Group Holding AG	2,456	1,786,648
Roche Holding AG	37,432	10,314,570

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Switzerland - 11.5% (continued)
SGS SA (Registered)	122	$303,865
Sika AG (Registered)	8,091	1,131,544
Sonova Holding AG (Registered)	2,191	434,190
Straumann Holding AG (Registered)	782	639,285
Swiss Life Holding AG (Registered) *	1,019	448,972
Swiss Re AG	4,556	445,327
Vifor Pharma AG	3,363	455,117
Zurich Insurance Group AG	5,833	1,930,937

		48,651,374

United Arab Emirates - 0.1%
NMC Health plc	13,256	395,118

United Kingdom - 12.6%
3i Group plc	56,789	728,228
Admiral Group plc	13,052	369,190
Ashtead Group plc	29,553	714,433
AstraZeneca plc	80,625	6,435,603
Auto Trader Group plc (b)	68,687	467,167
Aviva plc	36,331	195,367
BAE Systems plc	68,337	429,550
Barratt Developments plc	36,186	282,660
Berkeley Group Holdings plc	3,803	182,829
BP plc	1,047,192	7,604,160
British American Tobacco plc	7,024	293,026
BT Group plc	75,609	219,668
Bunzl plc	10,364	342,075
Burberry Group plc	5,048	128,657
Centrica plc	277,868	413,912
Compass Group plc	56,457	1,328,344
Croda International plc	4,629	304,115
DCC plc	1,961	169,673
Diageo plc	115,080	4,709,310
Direct Line Insurance Group plc	141,918	652,854
easyJet plc	16,101	234,570
Experian plc	26,954	729,520
GlaxoSmithKline plc	231,431	4,808,165
GVC Holdings plc	16,464	120,033
Hargreaves Lansdown plc	25,853	628,067
HSBC Holdings plc	128,331	1,042,799
InterContinental Hotels Group plc	4,113	247,531
International Consolidated Airlines Group SA	29,745	198,153
Intertek Group plc	14,454	915,651
ITV plc	141,143	233,866
J Sainsbury plc	148,102	454,475
Legal & General Group plc	133,260	478,220
London Stock Exchange Group plc	3,542	219,094
Merlin Entertainments plc (b)	36,725	164,399
Mondi plc	10,030	222,096
National Grid plc	120,278	1,335,126
Next plc	3,026	219,887
Pearson plc	27,946	304,883
Prudential plc	29,533	592,003
Reckitt Benckiser Group plc	3,645	303,347
RELX plc	20,734	443,693
Rolls-Royce Holdings plc	26,282	309,513
Sage Group plc (The)	48,044	439,116

INVESTMENTS	SHARES	VALUE

United Kingdom - 12.6% (continued)
Schroders plc	3,675	$129,407
Smith & Nephew plc	45,553	904,640
St James’s Place plc	14,155	189,694
Tesco plc	509,289	1,541,362
Unilever NV, CVA	155,020	9,037,885
United Utilities Group plc	35,450	376,503
Vodafone Group plc	158,516	288,856
Whitbread plc	7,536	498,704

		53,582,079

United States - 0.4%
Bausch Health Cos., Inc. (1)*	37,046	913,987
Ferguson plc	7,344	467,747
QIAGEN NV *	12,681	514,749

		1,896,483

TOTAL COMMON STOCKS (Cost $365,187,479)		407,208,134

SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(d)	15	15
Limited Purpose Cash Investment Fund, 2.43% (1)(d)	12,719,937	12,718,665

TOTAL SHORT-TERM INVESTMENTS (Cost $12,718,680)		12,718,680

SECURITIES LENDING COLLATERAL - 0.6%

Investment Companies - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (1)(d)(e)	485,577	485,577
Limited Purpose Cash Investment Fund 2.43% (1)(d)(e)	2,150,831	2,150,616

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,636,408)		2,636,193

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.5% (Cost $380,542,567)		422,563,007

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5% (f)		2,158,284

NET ASSETS - 100.0%		$424,721,291

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$17,311,625	4.1%
Consumer Discretionary	39,910,610	9.4
Consumer Staples	59,659,516	14.0
Energy	35,730,672	8.4
Financials	43,652,935	10.3
Health Care	67,879,071	16.0
Industrials	50,044,854	11.8
Information Technology	27,014,083	6.4
Materials	17,916,936	4.2
Real Estate	19,614,772	4.6
Utilities	28,473,060	6.7
Short-Term Investments	12,718,680	3.0
Securities Lending Collateral	2,636,193	0.6

Total Investments In Securities At Value	422,563,007	99.5
Other Assets in Excess of Liabilities (f)	2,158,284	0.5

Net Assets	$424,721,291	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $3,612,499.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $2,892,856, which represents approximately 0.68% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1,125,107 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	126	6/2019	USD	$11,758,320	$221,202

					$221,202

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$443,198	$443,198

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 98.0%

Aerospace & Defense - 4.1%
Boeing Co. (The)	6,968	$2,657,735
BWX Technologies, Inc.	1,737	86,121
General Dynamics Corp.	5,269	891,936
Huntington Ingalls Industries, Inc.	1,500	310,800
Lockheed Martin Corp.	6,149	1,845,684
Northrop Grumman Corp.	5,628	1,517,309
Raytheon Co.	6,254	1,138,728
Teledyne Technologies, Inc. *	513	121,586
Textron, Inc.	2,100	106,386
TransDigm Group, Inc. *	269	122,123

		8,798,408

Air Freight & Logistics - 0.2%
Expeditors International of Washington, Inc.	1,395	105,881
FedEx Corp.	1,700	308,397

		414,278

Airlines - 0.5%
Alaska Air Group, Inc.	1,420	79,690
Delta Air Lines, Inc.	7,213	372,552
Southwest Airlines Co.	9,927	515,311
United Continental Holdings, Inc. *	2,545	203,040

		1,170,593

Automobiles - 0.1%
Tesla, Inc. *	419	117,261

Banks - 1.5%
Bank of America Corp.	4,850	133,812
Comerica, Inc.	7,132	522,918
Fifth Third Bancorp	4,544	114,600
First Republic Bank	4,040	405,858
Huntington Bancshares, Inc.	10,400	131,872
JPMorgan Chase & Co.	5,767	583,793
Regions Financial Corp.	3,771	53,360
SVB Financial Group *	1,554	345,547
TCF Financial Corp.	9,210	190,555
Zions Bancorp NA	16,911	767,929

		3,250,244

Beverages - 1.5%
Coca-Cola Co. (The)	47,215	2,212,495
Constellation Brands, Inc., Class A	4,147	727,093
Monster Beverage Corp. *	4,800	261,984

		3,201,572

Biotechnology - 1.2%
AbbVie, Inc.	2,153	173,510
Amgen, Inc.	2,145	407,507
BioMarin Pharmaceutical, Inc. *	864	76,749
Exact Sciences Corp. *	3,222	279,090
Incyte Corp. *	2,919	251,063
Neurocrine Biosciences, Inc. *	3,778	332,842
Regeneron Pharmaceuticals, Inc. *	635	260,744
Sarepta Therapeutics, Inc. *	3,286	391,658
Vertex Pharmaceuticals, Inc. *	2,744	504,759

		2,677,922

INVESTMENTS	SHARES	VALUE
Building Products - 0.3%
AO Smith Corp.	4,045	$215,679
Fortune Brands Home & Security, Inc.	1,893	90,126
Lennox International, Inc.	462	122,153
Masco Corp.	2,921	114,824

		542,782

Capital Markets - 2.5%
BlackRock, Inc.	365	155,990
Cboe Global Markets, Inc.	1,552	148,123
Charles Schwab Corp. (The)	10,205	436,366
CME Group, Inc.	6,666	1,097,090
E*TRADE Financial Corp.	14,506	673,514
Interactive Brokers Group, Inc., Class A	2,818	146,198
Intercontinental Exchange, Inc.	4,335	330,067
LPL Financial Holdings, Inc.	9,563	666,063
Moody’s Corp.	2,295	415,601
Morningstar, Inc.	822	103,564
MSCI, Inc.	1,038	206,396
Northern Trust Corp.	2,636	238,321
Raymond James Financial, Inc.	1,908	153,422
S&P Global, Inc.	3,044	640,914
Virtu Financial, Inc., Class A	4,114	97,707

		5,509,336

Chemicals - 0.7%
Air Products & Chemicals, Inc.	1,700	324,632
CF Industries Holdings, Inc.	1,478	60,421
Ecolab, Inc.	2,796	493,606
PPG Industries, Inc.	2,626	296,396
Sherwin-Williams Co. (The)	961	413,912

		1,588,967

Commercial Services & Supplies - 0.5%
Cintas Corp.	848	171,389
Copart, Inc. *	2,139	129,602
Republic Services, Inc.	4,178	335,828
Rollins, Inc.	2,512	104,549
Waste Management, Inc.	4,070	422,914

		1,164,282

Communications Equipment - 1.8%
Arista Networks, Inc. *	3,346	1,052,183
Cisco Systems, Inc.	44,372	2,395,644
F5 Networks, Inc. *	1,500	235,395
Motorola Solutions, Inc.	762	107,000
Ubiquiti Networks, Inc.	1,254	187,737

		3,977,959

Construction Materials - 0.1%
Vulcan Materials Co.	1,445	171,088

Consumer Finance - 0.7%
American Express Co.	3,959	432,719
Credit Acceptance Corp. *	746	337,140
Discover Financial Services	3,539	251,835
Santander Consumer USA Holdings, Inc.	18,692	394,962

		1,416,656

Containers & Packaging - 0.1%
Ball Corp.	2,800	162,008

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. *	1,107	$140,711
Grand Canyon Education, Inc. *	783	89,661
ServiceMaster Global Holdings, Inc. *	2,514	117,404

		347,776

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B *	14,146	2,841,790

Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	49,988	2,955,790

Electric Utilities - 5.0%
Alliant Energy Corp.	7,619	359,084
American Electric Power Co., Inc.	11,776	986,240
Avangrid, Inc.	5,323	268,013
Duke Energy Corp.	14,858	1,337,220
Entergy Corp.	5,042	482,166
Evergy, Inc.	8,716	505,964
Eversource Energy	5,660	401,577
Exelon Corp.	14,976	750,747
FirstEnergy Corp.	27,820	1,157,590
Hawaiian Electric Industries, Inc.	1,642	66,944
NextEra Energy, Inc.	11,966	2,313,267
OGE Energy Corp.	6,507	280,582
Pinnacle West Capital Corp.	5,684	543,277
Southern Co. (The)	9,499	490,908
Xcel Energy, Inc.	17,237	968,892

		10,912,471

Electrical Equipment - 0.1%
Eaton Corp. plc	2,334	188,027

Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	2,862	145,561
Corning, Inc.	11,812	390,977
Dolby Laboratories, Inc., Class A	1,816	114,354
Keysight Technologies, Inc. *	1,638	142,834
Zebra Technologies Corp., Class A *	696	145,833

		939,559

Entertainment - 2.0%
Activision Blizzard, Inc.	10,763	490,039
Electronic Arts, Inc. *	6,096	619,537
Madison Square Garden Co. (The), Class A *	316	92,629
Netflix, Inc. *	8,593	3,063,920
Take-Two Interactive Software, Inc. *	733	69,173

		4,335,298

Equity Real Estate Investment Trusts (REITs) - 6.7%
American Campus Communities, Inc.	2,957	140,694
American Tower Corp.	8,424	1,660,033
Apartment Investment & Management Co., Class A	4,141	208,251
AvalonBay Communities, Inc.	3,362	674,854
Camden Property Trust	1,997	202,696
Crown Castle International Corp.	4,065	520,320
CubeSmart	5,093	163,180
CyrusOne, Inc.	1,564	82,016
Digital Realty Trust, Inc.	4,081	485,639
Duke Realty Corp.	3,458	105,746

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 6.7% (continued)
EPR Properties	1,963	$150,955
Equinix, Inc.	459	208,000
Equity LifeStyle Properties, Inc.	7,084	809,701
Equity Residential	6,045	455,309
Essex Property Trust, Inc.	2,593	749,999
Extra Space Storage, Inc.	5,267	536,760
Federal Realty Investment Trust	1,077	148,465
HCP, Inc.	7,294	228,302
Life Storage, Inc.	1,404	136,567
Medical Properties Trust, Inc.	5,699	105,489
Mid-America Apartment Communities, Inc.	1,371	149,891
National Retail Properties, Inc.	7,777	430,768
Omega Healthcare Investors, Inc.	9,173	349,950
Park Hotels & Resorts, Inc.	6,701	208,267
Public Storage	3,890	847,164
Realty Income Corp.	13,907	1,022,999
Simon Property Group, Inc.	5,766	1,050,623
Spirit Realty Capital, Inc.	2,625	104,291
STORE Capital Corp.	8,339	279,357
Sun Communities, Inc.	6,660	789,343
UDR, Inc.	9,357	425,369
Ventas, Inc.	5,438	346,999
Welltower, Inc.	8,126	630,578
WP Carey, Inc.	2,264	177,339

		14,585,914

Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	492	63,355
Costco Wholesale Corp.	3,281	794,461
Kroger Co. (The)	4,379	107,723
Sysco Corp.	5,448	363,709
Walgreens Boots Alliance, Inc.	1,551	98,132

		1,427,380

Food Products - 0.8%
Hershey Co. (The)	707	81,185
Hormel Foods Corp.	12,323	551,577
Lamb Weston Holdings, Inc.	1,866	139,838
McCormick & Co., Inc. (Non-Voting)	816	122,914
Mondelez International, Inc., Class A	6,393	319,139
Post Holdings, Inc. *	1,520	166,288
Tyson Foods, Inc., Class A	5,589	388,044

		1,768,985

Gas Utilities - 0.3%
Atmos Energy Corp.	4,398	452,686
UGI Corp.	2,968	164,487

		617,173

Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	20,587	1,645,725
ABIOMED, Inc. *	4,030	1,150,928
Align Technology, Inc. *	2,008	570,935
Baxter International, Inc.	4,579	372,318
Becton Dickinson and Co.	1,800	449,514
Boston Scientific Corp. *	20,239	776,773
Danaher Corp.	5,248	692,841
DexCom, Inc. *	3,530	420,423
Edwards Lifesciences Corp. *	3,270	625,649

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 5.1% (continued)
ICU Medical, Inc. *	308	$73,714
IDEXX Laboratories, Inc. *	2,339	523,000
Insulet Corp. *	1,269	120,669
Intuitive Surgical, Inc. *	2,336	1,332,875
Masimo Corp. *	1,086	150,172
Medtronic plc	9,114	830,103
Penumbra, Inc. *(a)	1,970	289,610
ResMed, Inc.	1,105	114,887
STERIS plc	836	107,033
Stryker Corp.	2,501	493,997
Teleflex, Inc.	1,073	324,218

		11,065,384

Health Care Providers & Services - 3.9%
AmerisourceBergen Corp.	1,061	84,371
Anthem, Inc.	5,677	1,629,186
Centene Corp. *	8,040	426,924
Chemed Corp.	1,112	355,918
Encompass Health Corp.	991	57,874
HCA Healthcare, Inc.	7,384	962,726
Humana, Inc.	1,534	408,044
Molina Healthcare, Inc. *	2,417	343,117
UnitedHealth Group, Inc.	16,053	3,969,265
Universal Health Services, Inc., Class B	755	100,996
WellCare Health Plans, Inc. *	276	74,451

		8,412,872

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A *	3,215	407,855

Hotels, Restaurants & Leisure - 2.2%
Carnival Corp.	4,534	229,964
Chipotle Mexican Grill, Inc. *	653	463,832
Darden Restaurants, Inc.	2,815	341,938
Domino’s Pizza, Inc.	806	208,029
Marriott International, Inc., Class A	1,483	185,508
McDonald’s Corp.	9,145	1,736,636
Starbucks Corp.	17,686	1,314,777
Wynn Resorts Ltd.	513	61,211
Yum! Brands, Inc.	2,650	264,497

		4,806,392

Household Durables - 0.1%
Garmin Ltd.	2,624	226,582

Household Products - 0.9%
Church & Dwight Co., Inc.	5,316	378,659
Clorox Co. (The)	1,492	239,406
Procter & Gamble Co. (The)	13,443	1,398,744

		2,016,809

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	10,289	186,025
NRG Energy, Inc.	6,898	293,027
Vistra Energy Corp.	8,430	219,433

		698,485

Industrial Conglomerates - 1.0%
3M Co.	5,514	1,145,699
Honeywell International, Inc.	5,345	849,428

INVESTMENTS	SHARES	VALUE
Industrial Conglomerates - 1.0% (continued)
Roper Technologies, Inc.	290	$99,171

		2,094,298

Insurance - 1.4%
American Financial Group, Inc.	1,717	165,193
Aon plc	451	76,986
Arch Capital Group Ltd. *	8,904	287,777
Chubb Ltd.	4,582	641,847
Erie Indemnity Co., Class A	339	60,518
Everest Re Group Ltd.	999	215,744
Hartford Financial Services Group, Inc. (The)	3,282	163,181
Markel Corp. *	231	230,131
Progressive Corp. (The)	8,517	613,991
RenaissanceRe Holdings Ltd.	513	73,615
Travelers Cos., Inc. (The)	3,459	474,436

		3,003,419

Interactive Media & Services - 1.9%
Alphabet, Inc., Class A *	1,509	1,775,927
Facebook, Inc., Class A *	8,265	1,377,693
IAC/InterActiveCorp *	1,557	327,141
Match Group, Inc.	7,349	416,027
Twitter, Inc. *	2,054	67,536
Zillow Group, Inc., Class C *(a)	2,452	85,182

		4,049,506

Internet & Direct Marketing Retail - 4.7%
Amazon.com, Inc. *	4,972	8,853,889
Booking Holdings, Inc. *	365	636,892
eBay, Inc.	5,946	220,834
Expedia Group, Inc.	1,086	129,234
Wayfair, Inc., Class A *	2,955	438,670

		10,279,519

IT Services - 7.6%
Accenture plc, Class A	7,038	1,238,829
Akamai Technologies, Inc. *	1,027	73,646
Automatic Data Processing, Inc.	4,254	679,534
Cognizant Technology Solutions Corp., Class A	4,878	353,411
DXC Technology Co.	3,731	239,941
EPAM Systems, Inc. *	1,173	198,389
Fiserv, Inc. *	6,684	590,064
FleetCor Technologies, Inc. *	1,395	343,993
Global Payments, Inc.	919	125,462
GoDaddy, Inc., Class A *	5,145	386,853
Jack Henry & Associates, Inc.	1,350	187,299
Mastercard, Inc., Class A	12,975	3,054,964
Okta, Inc. *	8,140	673,422
PayPal Holdings, Inc. *	11,695	1,214,409
Square, Inc., Class A *	15,511	1,162,084
Total System Services, Inc.	2,522	239,615
Twilio, Inc., Class A *	8,796	1,136,267
VeriSign, Inc. *	939	170,485
Visa, Inc., Class A	25,958	4,054,380
Worldpay, Inc. *	2,419	274,556

		16,397,603

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Leisure Products - 0.0% (b)
Brunswick Corp.	1,969	$99,100

Life Sciences Tools & Services - 1.2%
Illumina, Inc. *	2,189	680,101
IQVIA Holdings, Inc. *	2,106	302,948
PRA Health Sciences, Inc. *	932	102,790
Thermo Fisher Scientific, Inc.	5,346	1,463,307

		2,549,146

Machinery - 1.8%
Caterpillar, Inc.	4,750	643,577
Deere & Co.	2,753	440,039
Dover Corp.	2,076	194,729
Fortive Corp.	2,886	242,107
Illinois Tool Works, Inc.	3,505	503,073
Ingersoll-Rand plc	3,592	387,756
Middleby Corp. (The) *	1,800	234,054
Nordson Corp.	909	120,461
Parker-Hannifin Corp.	1,500	257,430
Trinity Industries, Inc.	13,092	284,489
WABCO Holdings, Inc. *	800	105,464
Xylem, Inc.	6,645	525,221

		3,938,400

Media - 0.5%
Cable One, Inc.	186	182,537
CBS Corp. (Non-Voting), Class B	1,432	68,063
Comcast Corp., Class A	19,352	773,693
Discovery, Inc., Class A *	2,198	59,390
Liberty Broadband Corp., Class C *	872	79,997

		1,163,680

Metals & Mining - 0.1%
Royal Gold, Inc.	1,081	98,295
Steel Dynamics, Inc.	1,982	69,905

		168,200

Multiline Retail - 0.5%
Dollar General Corp.	3,937	469,684
Dollar Tree, Inc. *	2,285	240,016
Kohl’s Corp.	2,210	151,982
Target Corp.	3,485	279,706

		1,141,388

Multi-Utilities - 1.7%
Ameren Corp.	10,204	750,504
CenterPoint Energy, Inc.	3,817	117,182
CMS Energy Corp.	10,782	598,832
Consolidated Edison, Inc.	1,980	167,924
DTE Energy Co.	6,677	832,889
NiSource, Inc.	5,616	160,955
Public Service Enterprise Group, Inc.	4,964	294,911
Sempra Energy	1,637	206,033
WEC Energy Group, Inc.	8,243	651,856

		3,781,086

Oil, Gas & Consumable Fuels - 1.2%
Cheniere Energy, Inc. *	4,864	332,503
ConocoPhillips	15,945	1,064,169
Diamondback Energy, Inc.	7,080	718,833

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - 1.2% (continued)
ONEOK, Inc.	4,497	$314,071
Phillips 66	853	81,180
Valero Energy Corp.	2,092	177,464

		2,688,220

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	3,757	621,971
Nu Skin Enterprises, Inc., Class A	1,366	65,377

		687,348

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	1,287	61,403
Eli Lilly & Co.	21,253	2,757,789
Johnson & Johnson	4,729	661,067
Merck & Co., Inc.	39,803	3,310,415
Pfizer, Inc.	77,687	3,299,367
Zoetis, Inc.	9,446	950,929

		11,040,970

Professional Services - 0.4%
CoStar Group, Inc. *	838	390,860
Equifax, Inc.	651	77,144
TransUnion	3,347	223,713
Verisk Analytics, Inc.	906	120,498

		812,215

Road & Rail - 1.2%
CSX Corp.	10,461	782,692
Norfolk Southern Corp.	2,500	467,225
Old Dominion Freight Line, Inc.	1,956	282,427
Union Pacific Corp.	6,194	1,035,637

		2,567,981

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. *	7,486	191,043
Analog Devices, Inc.	977	102,849
Applied Materials, Inc.	3,864	153,246
Broadcom, Inc.	2,634	792,070
Intel Corp.	14,594	783,698
Lam Research Corp.	1,419	254,015
Microchip Technology, Inc.	1,024	84,951
NVIDIA Corp.	3,867	694,358
ON Semiconductor Corp. *	3,514	72,283
Skyworks Solutions, Inc.	3,805	313,836
Texas Instruments, Inc.	12,751	1,352,499
Xilinx, Inc.	2,840	360,084

		5,154,932

Software - 11.5%
Adobe, Inc. *	10,510	2,800,810
ANSYS, Inc. *	2,671	488,018
Aspen Technology, Inc. *	1,210	126,155
Atlassian Corp. plc, Class A *	8,956	1,006,565
Autodesk, Inc. *	2,283	355,737
Fortinet, Inc. *	3,734	313,544
Guidewire Software, Inc. *	2,220	215,695
Intuit, Inc.	4,182	1,093,217
Microsoft Corp.	97,266	11,471,552
Nutanix, Inc., Class A *	5,105	192,663
Palo Alto Networks, Inc. *	1,095	265,954

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Software - 11.5% (continued)
Paycom Software, Inc. *	2,422	$458,073
PTC, Inc. *	2,038	187,863
RealPage, Inc. *	2,693	163,438
RingCentral, Inc., Class A *	4,984	537,275
salesforce.com, Inc. *	9,079	1,437,841
ServiceNow, Inc. *	4,455	1,098,113
Splunk, Inc. *	2,361	294,181
SS&C Technologies Holdings, Inc.	2,522	160,626
Tableau Software, Inc., Class A *	2,627	334,364
Tyler Technologies, Inc. *	831	169,856
VMware, Inc., Class A	4,579	826,555
Workday, Inc., Class A *	1,212	233,734
Zendesk, Inc. *	8,499	722,415

		24,954,244

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	789	134,548
AutoZone, Inc. *	172	176,149
Best Buy Co., Inc.	2,009	142,760
Burlington Stores, Inc. *	4,332	678,738
Dick’s Sporting Goods, Inc.	2,456	90,405
Home Depot, Inc. (The)	6,163	1,182,618
Lowe’s Cos., Inc.	6,210	679,809
O’Reilly Automotive, Inc. *	1,795	696,998
Ross Stores, Inc.	9,970	928,207
TJX Cos., Inc. (The)	8,317	442,548
Tractor Supply Co.	2,552	249,483
Ulta Beauty, Inc. *	1,847	644,104

		6,046,367

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	6,103	1,159,265
Hewlett Packard Enterprise Co.	5,467	84,356
HP, Inc.	25,956	504,325
NetApp, Inc.	1,738	120,513

		1,868,459

Textiles, Apparel & Luxury Goods - 1.7%
Columbia Sportswear Co.	5,508	573,824
Lululemon Athletica, Inc. *	3,520	576,822
NIKE, Inc., Class B	20,408	1,718,558
Ralph Lauren Corp.	494	64,062
Under Armour, Inc., Class A *(a)	6,373	134,725
VF Corp.	6,088	529,108

		3,597,099

Tobacco - 0.2%
Altria Group, Inc.	7,472	429,117

Trading Companies & Distributors - 0.0% (b)
HD Supply Holdings, Inc. *	2,092	90,688

Water Utilities - 0.2%
American Water Works Co., Inc.	3,672	382,843

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. *	8,471	585,346

TOTAL COMMON STOCKS (Cost $141,032,127)		212,289,072

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment Fund, 2.43% (c)
(Cost $4,008,309)	4,009,031	$4,008,631

SECURITIES LENDING COLLATERAL - 0.2%

Investment Companies - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (c)(d)	86,599	86,599
Limited Purpose Cash Investment Fund 2.43% (c)(d)	383,584	383,545

TOTAL SECURITIES LENDING COLLATERAL (Cost $470,183)		470,144

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.1% (Cost $145,510,619)		216,767,847

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)% (e)		(135,910)

NET ASSETS - 100.0%		$216,631,937

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$13,089,621	6.0%
Consumer Discretionary	26,661,485	12.3
Consumer Staples	9,531,212	4.4
Energy	2,688,219	1.2
Financials	16,021,445	7.4
Health Care	36,154,148	16.7
Industrials	21,781,951	10.1
Information Technology	53,292,755	24.6
Materials	2,090,264	1.0
Real Estate	14,585,914	6.7
Utilities	16,392,058	7.6
Short-Term Investments	4,008,631	1.9
Securities Lending Collateral	470,144	0.2

Total Investments In Securities At Value	216,767,847	100.1
Liabilities in Excess of Other Assets (e)	(135,910)	(0.1)

Net Assets	$216,631,937	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $459,051.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan (See Note 3).
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	9	6/2019	USD	$1,277,010	$9,706

					$9,706

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$56,934	$56,934

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.7%

Aerospace & Defense - 1.4%
AAR Corp.	932	$30,300
Aerojet Rocketdyne Holdings, Inc. *	2,425	86,160
Aerovironment, Inc. *	1,630	111,508
Axon Enterprise, Inc. *	4,066	221,231
Cubic Corp.	892	50,166
Ducommun, Inc. *	1,446	62,930
Kratos Defense & Security Solutions, Inc. *	3,806	59,488
Mercury Systems, Inc. *	1,154	73,948
National Presto Industries, Inc.	135	14,654
Vectrus, Inc. *	904	24,038

		734,423

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. *	995	22,935
Echo Global Logistics, Inc. *	1,256	31,123

		54,058

Airlines - 0.6%
Allegiant Travel Co.	127	16,443
SkyWest, Inc.	1,630	88,493
Spirit Airlines, Inc. *	4,147	219,210

		324,146

Auto Components - 0.6%
Dorman Products, Inc. *	871	76,726
Fox Factory Holding Corp. *	2,056	143,694
Gentherm, Inc. *	1,288	47,476
Modine Manufacturing Co. *	1,280	17,754
Motorcar Parts of America, Inc. *	820	15,473
Standard Motor Products, Inc.	833	40,900

		342,023

Banks - 2.9%
Allegiance Bancshares, Inc. *	1,709	57,627
Banner Corp.	366	19,826
Carolina Financial Corp.	2,944	101,833
Central Pacific Financial Corp.	835	24,081
City Holding Co.	209	15,924
Community Bank System, Inc.	561	33,531
ConnectOne Bancorp, Inc.	752	14,814
Eagle Bancorp, Inc. *	380	19,076
Enterprise Financial Services Corp.	616	25,114
First Bancorp/PR	7,375	84,518
First Commonwealth Financial Corp.	1,291	16,267
First Financial Bankshares, Inc.	784	45,300
First Interstate BancSystem, Inc., Class A	1,826	72,711
First Merchants Corp.	654	24,100
Glacier Bancorp, Inc.	721	28,890
Great Western Bancorp, Inc.	1,345	42,489
Horizon Bancorp, Inc.	1,113	17,908
Independent Bank Corp./MA	760	61,568
Independent Bank Corp./MI	4,596	98,814
Lakeland Financial Corp.	1,783	80,627
LegacyTexas Financial Group, Inc.	429	16,040
National Bank Holdings Corp., Class A	947	31,497
OFG Bancorp	3,429	67,860
Old Second Bancorp, Inc.	3,326	41,874
Peoples Bancorp, Inc.	732	22,670

INVESTMENTS	SHARES	VALUE
Banks - 2.9% (continued)
Preferred Bank	592	$26,622
QCR Holdings, Inc.	517	17,537
Republic First Bancorp, Inc. *	10,891	57,178
S&T Bancorp, Inc.	617	24,390
Seacoast Banking Corp. of Florida *	1,369	36,073
ServisFirst Bancshares, Inc.	4,062	137,133
Southside Bancshares, Inc.	813	27,016
Towne Bank	662	16,385
TriState Capital Holdings, Inc. *	1,369	27,969
Triumph Bancorp, Inc. *	1,976	58,075
United Community Banks, Inc.	800	19,944
Veritex Holdings, Inc.	1,029	24,922
Westamerica Bancorp	401	24,782

		1,562,985

Beverages - 0.6%
Boston Beer Co., Inc. (The), Class A *	689	203,069
Coca-Cola Consolidated, Inc.	135	38,857
Craft Brew Alliance, Inc. *	1,463	20,453
MGP Ingredients, Inc. (a)	635	48,990
National Beverage Corp. (a)	592	34,176

		345,545

Biotechnology - 7.2%
Acceleron Pharma, Inc. *	872	40,609
Acorda Therapeutics, Inc. *	1,537	20,427
Adverum Biotechnologies, Inc. *	5,990	31,388
Aeglea BioTherapeutics, Inc. *	3,738	30,091
Alder Biopharmaceuticals, Inc. *	1,585	21,635
Aldeyra Therapeutics, Inc. *	2,512	22,683
AMAG Pharmaceuticals, Inc. *	1,598	20,582
AnaptysBio, Inc. *	267	19,504
Arbutus Biopharma Corp. (Canada) *	6,849	24,519
Arena Pharmaceuticals, Inc. *	1,588	71,190
ArQule, Inc. *	20,323	97,347
Array BioPharma, Inc. *	11,111	270,886
Arrowhead Pharmaceuticals, Inc. *	8,094	148,525
Assembly Biosciences, Inc. *	1,688	33,237
Atara Biotherapeutics, Inc. *	3,078	122,351
Athersys, Inc. *	13,981	20,972
Audentes Therapeutics, Inc. *	562	21,929
Avid Bioservices, Inc. *	1,371	5,827
BioCryst Pharmaceuticals, Inc. *	3,096	25,201
Biohaven Pharmaceutical Holding Co. Ltd. *	558	28,720
BioSpecifics Technologies Corp. *	495	30,853
Cara Therapeutics, Inc. *(a)	1,783	34,982
CareDx, Inc. *	3,200	100,864
CASI Pharmaceuticals, Inc. *	8,948	25,681
Catalyst Biosciences, Inc. *	3,929	31,864
Catalyst Pharmaceuticals, Inc. *	20,112	102,571
Cellular Biomedicine Group, Inc. *	1,560	26,988
ChemoCentryx, Inc. *	3,517	48,851
CTI BioPharma Corp. *	370	359
Dicerna Pharmaceuticals, Inc. *	6,495	95,152
Emergent BioSolutions, Inc. *	1,912	96,594
Enanta Pharmaceuticals, Inc. *	809	77,276
Fate Therapeutics, Inc. *	6,292	110,550
Fennec Pharmaceuticals, Inc. (Canada) *	1,250	6,063
FibroGen, Inc. *	482	26,197

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Biotechnology - 7.2% (continued)
G1 Therapeutics, Inc. *	2,644	$43,890
Genomic Health, Inc. *	1,517	106,266
Global Blood Therapeutics, Inc. *	434	22,972
Halozyme Therapeutics, Inc. *	1,649	26,549
Immunomedics, Inc. *	4,257	81,777
Intercept Pharmaceuticals, Inc. *	1,490	166,671
Invitae Corp. *	2,030	47,543
Iovance Biotherapeutics, Inc. *	3,157	30,023
Karyopharm Therapeutics, Inc. *	4,614	26,946
Kura Oncology, Inc. *	1,090	18,083
Ligand Pharmaceuticals, Inc. *	288	36,205
Madrigal Pharmaceuticals, Inc. *(a)	615	77,035
Mirati Therapeutics, Inc. *	3,124	228,989
Myriad Genetics, Inc. *	2,484	82,469
Natera, Inc. *	3,305	68,149
Novavax, Inc. *(a)	11,718	6,455
Pieris Pharmaceuticals, Inc. *	6,644	22,257
PTC Therapeutics, Inc. *	3,310	124,588
Ra Pharmaceuticals, Inc. *	829	18,570
REGENXBIO, Inc. *	2,402	137,659
Repligen Corp. *	1,886	111,425
Retrophin, Inc. *	1,727	39,082
Sorrento Therapeutics, Inc. *(a)	10,873	51,647
Stemline Therapeutics, Inc. *	1,613	20,727
T2 Biosystems, Inc. *(a)	6,373	16,761
Ultragenyx Pharmaceutical, Inc. *	251	17,409
Vanda Pharmaceuticals, Inc. *	2,173	39,983
Veracyte, Inc. *	800	20,016
Verastem, Inc. *	9,980	29,541
Vericel Corp. *	6,001	105,078
Viking Therapeutics, Inc. *(a)	7,007	69,650
Xencor, Inc. *	2,514	78,085
XOMA Corp. *(a)	1,298	16,069
Zafgen, Inc. *	5,715	15,659

		3,896,696

Building Products - 0.7%
AAON, Inc.	1,050	48,489
Advanced Drainage Systems, Inc.	1,060	27,316
Continental Building Products, Inc. *	1,526	37,830
Gibraltar Industries, Inc. *	1,568	63,677
Masonite International Corp. *	545	27,190
PGT Innovations, Inc. *	1,534	21,246
Simpson Manufacturing Co., Inc.	979	58,025
Trex Co., Inc. *	1,910	117,503

		401,276

Capital Markets - 1.3%
Blucora, Inc. *	3,245	108,318
Greenhill & Co., Inc.	1,130	24,306
Hamilton Lane, Inc., Class A	3,174	138,323
Houlihan Lokey, Inc.	3,200	146,720
Moelis & Co., Class A	2,336	97,201
Oppenheimer Holdings, Inc., Class A	1,046	27,217
Piper Jaffray Cos.	500	36,415
PJT Partners, Inc., Class A	2,112	88,281
Stifel Financial Corp.	522	27,541

		694,322

INVESTMENTS	SHARES	VALUE
Chemicals - 0.9%
Amyris, Inc. *	4,849	$10,135
Balchem Corp.	436	40,461
Chase Corp.	298	27,577
Ferro Corp. *	2,369	44,845
Ingevity Corp. *	1,764	186,296
Innospec, Inc.	332	27,672
Intrepid Potash, Inc. *	10,284	38,976
Minerals Technologies, Inc.	500	29,395
Quaker Chemical Corp.	77	15,425
Rayonier Advanced Materials, Inc.	1,145	15,526
Sensient Technologies Corp.	883	59,859

		496,167

Commercial Services & Supplies - 1.6%
Advanced Disposal Services, Inc. *	602	16,856
Brady Corp., Class A	1,422	65,995
Brink’s Co. (The)	450	33,934
Casella Waste Systems, Inc., Class A *	1,959	69,662
Cimpress NV (Netherlands) *	694	55,610
Healthcare Services Group, Inc. (a)	438	14,450
HNI Corp.	664	24,097
Interface, Inc.	1,215	18,614
Kimball International, Inc., Class B	1,371	19,386
McGrath RentCorp	1,981	112,065
Mobile Mini, Inc.	2,285	77,553
MSA Safety, Inc.	918	94,921
SP Plus Corp. *	660	22,519
Steelcase, Inc., Class A	1,489	21,665
Team, Inc. *	2,087	36,523
Tetra Tech, Inc.	1,643	97,906
UniFirst Corp.	112	17,192
US Ecology, Inc.	716	40,082
Viad Corp.	445	25,049

		864,079

Communications Equipment - 1.3%
Acacia Communications, Inc. *	532	30,510
Calix, Inc. *	4,031	31,039
Ciena Corp. *	8,730	325,978
Comtech Telecommunications Corp.	1,871	43,445
Harmonic, Inc. *	4,879	26,444
InterDigital, Inc.	771	50,871
Plantronics, Inc.	1,324	61,050
ViaSat, Inc. *	411	31,852
Viavi Solutions, Inc. *	6,564	81,262

		682,451

Construction & Engineering - 0.5%
Ameresco, Inc., Class A *	1,077	17,426
Comfort Systems USA, Inc.	1,792	93,883
EMCOR Group, Inc.	249	18,197
HC2 Holdings, Inc. *	962	2,357
NV5 Global, Inc. *	1,032	61,259
Primoris Services Corp.	853	17,640
Sterling Construction Co., Inc. *	3,746	46,900

		257,662

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Consumer Finance - 0.6%
Enova International, Inc. *	1,574	$35,919
EZCORP, Inc., Class A *	5,444	50,738
FirstCash, Inc.	704	60,896
Green Dot Corp., Class A *	2,667	161,753
Nelnet, Inc., Class A	400	22,028

		331,334

Containers & Packaging - 0.0% (b)
Greif, Inc., Class A	411	16,954

Distributors - 0.0% (b)
Core-Mark Holding Co., Inc.	656	24,357

Diversified Consumer Services - 1.6%
Adtalem Global Education, Inc. *	1,939	89,815
American Public Education, Inc. *	721	21,717
Career Education Corp. *	9,718	160,541
Chegg, Inc. *	8,283	315,748
K12, Inc. *	1,603	54,710
Laureate Education, Inc., Class A *	2,058	30,808
Regis Corp. *	3,971	78,110
Sotheby’s *	639	24,122
Strategic Education, Inc.	739	97,038

		872,609

Diversified Financial Services - 0.1%
On Deck Capital, Inc. *	5,553	30,097

Diversified Telecommunication Services - 0.9%
ATN International, Inc.	453	25,545
Cogent Communications Holdings, Inc.	1,108	60,109
Intelsat SA *	8,886	139,155
Iridium Communications, Inc. *	4,422	116,918
Ooma, Inc. *	1,998	26,453
ORBCOMM, Inc. *	3,221	21,838
Vonage Holdings Corp. *	7,098	71,264

		461,282

Electric Utilities - 1.8%
ALLETE, Inc.	2,151	176,877
El Paso Electric Co.	473	27,822
IDACORP, Inc.	2,266	225,558
MGE Energy, Inc.	1,482	100,731
Otter Tail Corp.	1,221	60,830
PNM Resources, Inc.	3,082	145,902
Portland General Electric Co.	5,001	259,252

		996,972

Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	678	23,310
EnerSys	876	57,080
Enphase Energy, Inc. *	12,227	112,855
Generac Holdings, Inc. *	1,325	67,880
Plug Power, Inc. *(a)	15,010	36,024
Sunrun, Inc. *	6,676	93,864
Vicor Corp. *	2,745	85,150
Vivint Solar, Inc. *(a)	5,080	25,248

		501,411

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.8%
Badger Meter, Inc.	1,126	$62,651
Control4 Corp. *	977	16,541
ePlus, Inc. *	1,100	97,394
Fabrinet (Thailand) *	1,575	82,467
FARO Technologies, Inc. *	521	22,877
Insight Enterprises, Inc. *	1,123	61,832
Itron, Inc. *	320	14,928
Mesa Laboratories, Inc.	432	99,576
Methode Electronics, Inc.	887	25,528
Novanta, Inc. *	2,772	234,872
OSI Systems, Inc. *	525	45,990
PAR Technology Corp. *	1,152	28,178
Plexus Corp. *	600	36,570
Rogers Corp. *	104	16,523
Sanmina Corp. *	1,295	37,361
TTM Technologies, Inc. *	2,264	26,557
Vishay Intertechnology, Inc.	1,024	18,913
Vishay Precision Group, Inc. *	778	26,615

		955,373

Energy Equipment & Services - 0.5%
Archrock, Inc.	2,061	20,157
Era Group, Inc. *	2,427	28,008
Helix Energy Solutions Group, Inc. *	6,630	52,443
ION Geophysical Corp. *	1,824	26,338
Mammoth Energy Services, Inc. (a)	2,060	34,299
Matrix Service Co. *	4,167	81,590
Profire Energy, Inc. *	430	770
TETRA Technologies, Inc. *	8,647	20,234

		263,839

Entertainment - 1.4%
AMC Entertainment Holdings, Inc., Class A	3,591	53,326
Glu Mobile, Inc. *	13,206	144,474
Liberty Media Corp.-Liberty Braves, Class C *	1,059	29,408
Marcus Corp. (The)	1,021	40,891
Rosetta Stone, Inc. *	1,597	34,895
World Wrestling Entertainment, Inc., Class A	5,359	465,054

		768,048

Equity Real Estate Investment Trusts (REITs) - 6.2%
Acadia Realty Trust	1,705	46,495
Agree Realty Corp.	2,541	176,193
American Assets Trust, Inc.	1,807	82,869
Americold Realty Trust	7,384	225,286
Armada Hoffler Properties, Inc.	1,725	26,893
CareTrust REIT, Inc.	4,998	117,253
Cousins Properties, Inc.	1,709	16,509
EastGroup Properties, Inc.	1,915	213,791
First Industrial Realty Trust, Inc.	3,183	112,551
Four Corners Property Trust, Inc.	1,967	58,223
Getty Realty Corp.	1,326	42,472
Gladstone Commercial Corp.	2,247	46,670
Global Net Lease, Inc.	2,686	50,766
Healthcare Realty Trust, Inc.	1,310	42,064
Independence Realty Trust, Inc.	5,020	54,166
Industrial Logistics Properties Trust	766	15,450
Innovative Industrial Properties, Inc.	2,031	165,912

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - 6.2% (continued)
Investors Real Estate Trust	269	$16,116
Jernigan Capital, Inc.	1,105	23,249
Lexington Realty Trust	4,037	36,575
LTC Properties, Inc.	1,284	58,807
Mack-Cali Realty Corp.	768	17,050
Monmouth Real Estate Investment Corp.	2,816	37,115
National Health Investors, Inc.	1,986	156,000
National Storage Affiliates Trust	4,036	115,066
NexPoint Residential Trust, Inc.	2,833	108,617
NorthStar Realty Europe Corp.	904	15,694
Physicians Realty Trust	3,457	65,026
Piedmont Office Realty Trust, Inc., Class A	1,526	31,817
Preferred Apartment Communities, Inc., Class A	1,297	19,222
PS Business Parks, Inc.	1,922	301,427
Rexford Industrial Realty, Inc.	5,756	206,122
Ryman Hospitality Properties, Inc.	2,361	194,169
Sabra Health Care REIT, Inc.	5,398	105,099
STAG Industrial, Inc.	3,499	103,745
Terreno Realty Corp.	3,509	147,518
Tier REIT, Inc.	1,230	35,252
UMH Properties, Inc.	1,668	23,486
Universal Health Realty Income Trust	544	41,186
Xenia Hotels & Resorts, Inc.	1,185	25,963

		3,377,884

Food & Staples Retailing - 0.3%
Chefs’ Warehouse, Inc. (The) *	2,306	71,601
Natural Grocers by Vitamin Cottage, Inc. *	1,832	21,893
Performance Food Group Co. *	1,661	65,842
Weis Markets, Inc.	611	24,935

		184,271

Food Products - 1.5%
Calavo Growers, Inc.	552	46,285
Darling Ingredients, Inc. *	3,186	68,977
Fresh Del Monte Produce, Inc.	1,226	33,139
Freshpet, Inc. *	2,808	118,750
J&J Snack Foods Corp.	693	110,076
John B Sanfilippo & Son, Inc.	879	63,174
Lancaster Colony Corp.	1,851	290,033
Simply Good Foods Co. (The) *	2,474	50,940
Tootsie Roll Industries, Inc.	447	16,647

		798,021

Gas Utilities - 2.1%
Chesapeake Utilities Corp.	739	67,404
New Jersey Resources Corp.	4,657	231,872
Northwest Natural Holding Co.	1,122	73,637
ONE Gas, Inc.	4,252	378,556
South Jersey Industries, Inc.	1,256	40,280
Southwest Gas Holdings, Inc.	1,369	112,614
Spire, Inc.	2,556	210,333

		1,114,696

Health Care Equipment & Supplies - 6.6%
Antares Pharma, Inc. *	16,954	51,371
AtriCure, Inc. *	1,696	45,436
Atrion Corp.	32	28,118

INVESTMENTS	SHARES	VALUE
Health Care Equipment & Supplies - 6.6% (continued)
Avanos Medical, Inc. *	1,220	$52,070
Axogen, Inc. *	1,710	36,013
Cardiovascular Systems, Inc. *	1,067	41,250
Cerus Corp. *	17,213	107,237
CONMED Corp.	751	62,468
CryoPort, Inc. *(a)	6,759	87,326
CytoSorbents Corp. *	5,195	39,326
Glaukos Corp. *	1,641	128,605
Globus Medical, Inc., Class A *	5,328	263,256
Haemonetics Corp. *	3,913	342,309
Heska Corp. *	1,066	90,738
Inogen, Inc. *	1,375	131,134
Integer Holdings Corp. *	1,417	106,870
IntriCon Corp. *	1,600	40,128
iRadimed Corp. *	663	18,624
iRhythm Technologies, Inc. *	1,233	92,426
LeMaitre Vascular, Inc.	1,341	41,571
LivaNova plc *	2,934	285,332
Meridian Bioscience, Inc.	1,463	25,763
Merit Medical Systems, Inc. *	2,103	130,028
Natus Medical, Inc. *	787	19,974
Neogen Corp. *	1,047	60,087
Novocure Ltd. *	6,696	322,546
NuVasive, Inc. *	336	19,081
Nuvectra Corp. *	2,698	29,705
Quidel Corp. *	2,450	160,402
Senseonics Holdings, Inc. *(a)	12,072	29,576
Sientra, Inc. *	2,467	21,167
STAAR Surgical Co. *	4,538	155,154
Surmodics, Inc. *	1,549	67,351
Tactile Systems Technology, Inc. *	1,533	80,820
Tandem Diabetes Care, Inc. *	3,339	212,027
TransEnterix, Inc. *(a)	21,870	52,051
ViewRay, Inc. *(a)	2,211	16,339
Wright Medical Group NV *	3,307	104,005

		3,597,684

Health Care Providers & Services - 3.1%
Addus HomeCare Corp. *	1,402	89,153
Amedisys, Inc. *	2,132	262,790
AMN Healthcare Services, Inc. *	1,447	68,139
BioTelemetry, Inc. *	2,460	154,045
CorVel Corp. *	404	26,357
Ensign Group, Inc. (The)	2,966	151,830
HealthEquity, Inc. *	2,775	205,295
LHC Group, Inc. *	1,320	146,335
National HealthCare Corp.	357	27,089
PetIQ, Inc. *(a)	534	16,773
Providence Service Corp. (The) *	400	26,648
R1 RCM, Inc. *	10,227	98,895
RadNet, Inc. *	2,195	27,196
Select Medical Holdings Corp. *	2,988	42,101
Tenet Healthcare Corp. *	6,069	175,030
Tivity Health, Inc. *	1,163	20,422
Triple-S Management Corp., Class B *	2,436	55,590
US Physical Therapy, Inc.	700	73,521

		1,667,209

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Health Care Technology - 1.3%
Evolent Health, Inc., Class A *	3,458	$43,502
HMS Holdings Corp. *	3,207	94,959
Inovalon Holdings, Inc., Class A *	2,353	29,248
Medidata Solutions, Inc. *	689	50,462
Omnicell, Inc. *	1,267	102,424
Tabula Rasa HealthCare, Inc. *	2,113	119,216
Teladoc Health, Inc. *	3,789	210,668
Vocera Communications, Inc. *	1,149	36,343

		686,822

Hotels, Restaurants & Leisure - 4.1%
BJ’s Restaurants, Inc.	2,446	115,647
Brinker International, Inc.	2,087	92,621
Churchill Downs, Inc.	1,365	123,205
Cracker Barrel Old Country Store, Inc.	584	94,380
Dave & Buster’s Entertainment, Inc.	1,144	57,051
Denny’s Corp. *	2,000	36,700
Dine Brands Global, Inc.	1,896	173,086
Drive Shack, Inc. *	5,264	23,635
El Pollo Loco Holdings, Inc. *	1,527	19,866
Eldorado Resorts, Inc. *	3,606	168,364
Fiesta Restaurant Group, Inc. *	1,197	15,693
Jack in the Box, Inc.	505	40,935
Nathan’s Famous, Inc.	443	30,301
Noodles & Co. *	8,149	55,413
Planet Fitness, Inc., Class A *	5,231	359,474
RCI Hospitality Holdings, Inc.	2,273	52,211
Red Rock Resorts, Inc., Class A	882	22,800
Ruth’s Hospitality Group, Inc.	1,436	36,747
SeaWorld Entertainment, Inc. *	5,219	134,442
Shake Shack, Inc., Class A *	1,881	111,261
Texas Roadhouse, Inc.	3,155	196,210
Town Sports International Holdings, Inc. *	4,964	23,629
Wingstop, Inc.	2,773	210,831

		2,194,502

Household Durables - 0.6%
Cavco Industries, Inc. *	218	25,622
Helen of Troy Ltd. *	1,431	165,939
Hooker Furniture Corp.	780	22,487
iRobot Corp. *	169	19,890
La-Z-Boy, Inc.	1,058	34,904
MDC Holdings, Inc.	806	23,422
Roku, Inc. *(a)	240	15,482
Turtle Beach Corp. *(a)	2,331	26,480

		334,226

Household Products - 0.5%
Central Garden & Pet Co., Class A *	2,807	65,263
WD-40 Co.	1,064	180,284

		245,547

Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc., Class C	1,476	22,302
Pattern Energy Group, Inc., Class A	780	17,160
TerraForm Power, Inc., Class A	1,284	17,642

		57,104

INVESTMENTS	SHARES	VALUE
Insurance - 3.0%
American Equity Investment Life Holding Co.	1,190	$32,154
AMERISAFE, Inc.	1,080	64,152
Argo Group International Holdings Ltd.	2,544	179,759
eHealth, Inc. *	1,290	80,418
Enstar Group Ltd. *	621	108,054
Health Insurance Innovations, Inc., Class A *	479	12,847
James River Group Holdings Ltd.	2,244	89,939
Kemper Corp.	4,120	313,697
Kinsale Capital Group, Inc.	241	16,525
National General Holdings Corp.	3,386	80,350
Primerica, Inc.	1,944	237,460
RLI Corp.	2,027	145,437
Selective Insurance Group, Inc.	1,122	71,000
Trupanion, Inc. *(a)	789	25,832
United Fire Group, Inc.	1,694	74,045
United Insurance Holdings Corp.	2,600	41,340
Universal Insurance Holdings, Inc.	1,620	50,220

		1,623,229

Interactive Media & Services - 0.4%
Cargurus, Inc. *	1,754	70,265
Liberty TripAdvisor Holdings, Inc., Class A *	1,418	20,121
QuinStreet, Inc. *	6,179	82,737
Travelzoo *	2,494	33,420
TrueCar, Inc. *	2,890	19,190

		225,733

Internet & Direct Marketing Retail - 1.3%
1-800-Flowers.com, Inc., Class A *	3,613	65,865
Etsy, Inc. *	7,044	473,498
Gaia, Inc. *	1,586	14,512
Groupon, Inc. *	5,857	20,792
Lands’ End, Inc. *(a)	1,451	24,101
Quotient Technology, Inc. *	2,633	25,988
Shutterfly, Inc. *	775	31,496
Shutterstock, Inc.	924	43,086

		699,338

IT Services - 2.1%
CACI International, Inc., Class A *	1,493	271,756
Carbonite, Inc. *	3,115	77,283
Cardtronics plc, Class A *	1,118	39,778
CSG Systems International, Inc.	958	40,523
EVERTEC, Inc.	4,430	123,198
ExlService Holdings, Inc. *	374	22,448
LiveRamp Holdings, Inc. *	975	53,206
ManTech International Corp., Class A	951	51,373
MAXIMUS, Inc.	1,045	74,174
Perficient, Inc. *	1,320	36,155
Science Applications International Corp.	402	30,934
Travelport Worldwide Ltd.	2,844	44,736
Tucows, Inc., Class A *	1,347	109,350
Unisys Corp. *	4,976	58,070
Virtusa Corp. *	1,703	91,025

		1,124,009

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Leisure Products - 0.3%
Acushnet Holdings Corp.	1,201	$27,791
Callaway Golf Co.	3,744	59,642
Johnson Outdoors, Inc., Class A	384	27,402
Malibu Boats, Inc., Class A *	668	26,439
Sturm Ruger & Co., Inc.	385	20,413

		161,687

Life Sciences Tools & Services - 1.1%
Accelerate Diagnostics, Inc. *	1,086	22,828
Cambrex Corp. *	600	23,310
Codexis, Inc. *	7,090	145,558
Fluidigm Corp. *	3,016	40,083
Medpace Holdings, Inc. *	2,419	142,648
NanoString Technologies, Inc. *	857	20,508
NeoGenomics, Inc. *	5,098	104,305
Syneos Health, Inc. *	1,800	93,168

		592,408

Machinery - 2.4%
Alamo Group, Inc.	289	28,883
Albany International Corp., Class A	657	47,035
Barnes Group, Inc.	333	17,120
Chart Industries, Inc. *	1,964	177,781
Columbus McKinnon Corp.	620	21,297
DMC Global, Inc.	2,204	109,407
Douglas Dynamics, Inc.	715	27,220
ESCO Technologies, Inc.	382	25,605
Federal Signal Corp.	2,000	51,980
Franklin Electric Co., Inc.	319	16,298
Global Brass & Copper Holdings, Inc.	2,389	82,277
Greenbrier Cos., Inc. (The)	461	14,858
Harsco Corp. *	1,908	38,465
Hillenbrand, Inc.	405	16,820
Kadant, Inc.	620	54,535
Mueller Water Products, Inc., Class A	2,882	28,935
Proto Labs, Inc. *	1,215	127,745
RBC Bearings, Inc. *	495	62,949
Rexnord Corp. *	1,410	35,447
Spartan Motors, Inc.	3,385	29,890
SPX Corp. *	2,755	95,846
SPX FLOW, Inc. *	638	20,352
Standex International Corp.	358	26,277
Tennant Co.	497	30,859
Watts Water Technologies, Inc., Class A	425	34,349
Woodward, Inc.	817	77,525

		1,299,755

Marine - 0.1%
Genco Shipping & Trading Ltd. *	4,726	35,256
Scorpio Bulkers, Inc.	4,339	16,662

		51,918

Media - 1.2%
EW Scripps Co. (The), Class A	1,325	27,825
Gray Television, Inc. *	2,214	47,291
MSG Networks, Inc., Class A *	1,687	36,692
National CineMedia, Inc.	3,129	22,060
New York Times Co. (The), Class A	8,491	278,929
Nexstar Media Group, Inc., Class A	917	99,375

INVESTMENTS	SHARES	VALUE
Media - 1.2% (continued)
Scholastic Corp.	600	$23,856
TechTarget, Inc. *	7,440	121,049

		657,077

Metals & Mining - 0.7%
Allegheny Technologies, Inc. *	2,927	74,843
Cleveland-Cliffs, Inc.	6,424	64,176
Gold Resource Corp.	6,116	24,036
Kaiser Aluminum Corp.	258	27,020
Materion Corp.	434	24,764
SunCoke Energy, Inc. *	2,699	22,915
Warrior Met Coal, Inc.	4,515	137,256
Worthington Industries, Inc.	749	27,953

		402,963

Multiline Retail - 0.6%
Dillard’s, Inc., Class A	306	22,038
Ollie’s Bargain Outlet Holdings, Inc. *	3,661	312,393

		334,431

Multi-Utilities - 0.9%
Black Hills Corp.	3,160	234,061
NorthWestern Corp.	3,082	217,004
Unitil Corp.	960	52,003

		503,068

Oil, Gas & Consumable Fuels - 1.7%
Abraxas Petroleum Corp. *	19,535	24,419
Arch Coal, Inc., Class A	409	37,330
Berry Petroleum Corp.	1,810	20,887
California Resources Corp. *	1,227	31,546
CVR Energy, Inc.	5,353	220,544
Delek US Holdings, Inc.	3,189	116,143
Denbury Resources, Inc. *	16,113	33,032
GasLog Ltd. (Monaco)	1,757	30,677
HighPoint Resources Corp. *	6,103	13,488
Northern Oil and Gas, Inc. *	30,204	82,759
Pacific Ethanol, Inc. *	900	882
Par Pacific Holdings, Inc. *	1,283	22,850
Peabody Energy Corp.	3,440	97,455
Renewable Energy Group, Inc. *	2,422	53,187
REX American Resources Corp. *	300	24,183
Uranium Energy Corp. *(a)	20,939	29,315
W&T Offshore, Inc. *	10,356	71,456

		910,153

Paper & Forest Products - 0.4%
Boise Cascade Co.	835	22,345
Louisiana-Pacific Corp.	2,218	54,075
Verso Corp., Class A *	5,220	111,812

		188,232

Personal Products - 0.8%
Inter Parfums, Inc.	1,346	102,121
Medifast, Inc.	1,219	155,484
Revlon, Inc., Class A *	603	11,686
USANA Health Sciences, Inc. *	2,084	174,785

		444,076

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Pharmaceuticals - 1.9%
Akcea Therapeutics, Inc. *(a)	2,266	$64,196
Amphastar Pharmaceuticals, Inc. *	1,336	27,295
ANI Pharmaceuticals, Inc. *	400	28,216
Cymabay Therapeutics, Inc. *	2,852	37,875
Endo International plc *	11,246	90,305
Horizon Pharma plc *	7,684	203,088
Innoviva, Inc. *	1,415	19,852
Intersect ENT, Inc. *	1,142	36,715
Intra-Cellular Therapies, Inc. *	1,778	21,656
MyoKardia, Inc. *	1,927	100,185
Pacira Pharmaceuticals, Inc. *	1,712	65,159
Phibro Animal Health Corp., Class A	2,245	74,085
Reata Pharmaceuticals, Inc., Class A *	1,465	125,214
Supernus Pharmaceuticals, Inc. *	1,028	36,021
WaVe Life Sciences Ltd. *	1,117	43,395
Zogenix, Inc. *	792	43,568

		1,016,825

Professional Services - 2.6%
ASGN, Inc. *	2,350	149,201
Exponent, Inc.	1,585	91,486
FTI Consulting, Inc. *	2,005	154,024
Heidrick & Struggles International, Inc.	869	33,309
Huron Consulting Group, Inc. *	761	35,934
ICF International, Inc.	770	58,582
Insperity, Inc.	3,334	412,282
Kforce, Inc.	1,548	54,366
Korn Ferry	2,279	102,054
Navigant Consulting, Inc.	1,102	21,456
TriNet Group, Inc. *	3,420	204,311
Willdan Group, Inc. *	2,362	87,559

		1,404,564

Real Estate Management & Development - 0.5%
HFF, Inc., Class A	1,316	62,839
Kennedy-Wilson Holdings, Inc.	2,179	46,609
Marcus & Millichap, Inc. *	1,012	41,218
RE/MAX Holdings, Inc., Class A	557	21,467
RMR Group, Inc. (The), Class A	1,492	90,982

		263,115

Road & Rail - 0.5%
ArcBest Corp.	1,860	57,270
Marten Transport Ltd.	1,333	23,768
Saia, Inc. *	533	32,566
Universal Logistics Holdings, Inc.	5,496	108,161
USA Truck, Inc. *	3,403	49,139

		270,904

Semiconductors & Semiconductor Equipment - 1.5%
Brooks Automation, Inc.	834	24,461
Cabot Microelectronics Corp.	786	88,001
Cree, Inc. *	5,794	331,533
Diodes, Inc. *	1,341	46,533
Entegris, Inc.	1,000	35,690
FormFactor, Inc. *	1,764	28,383
Lattice Semiconductor Corp. *	1,329	15,855
Nanometrics, Inc. *	818	25,260
Rambus, Inc. *	3,205	33,492

INVESTMENTS	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 1.5% (continued)
Rudolph Technologies, Inc. *	1,383	$31,532
Semtech Corp. *	2,505	127,529
Silicon Laboratories, Inc. *	468	37,842

		826,111

Software - 10.3%
8x8, Inc. *	4,650	93,930
ACI Worldwide, Inc. *	3,012	99,005
Alarm.com Holdings, Inc. *	2,103	136,485
Altair Engineering, Inc., Class A *	469	17,264
Alteryx, Inc., Class A *	3,857	323,487
Appfolio, Inc., Class A *	3,516	279,170
Benefitfocus, Inc. *	1,373	67,991
Blackbaud, Inc.	389	31,015
Blackline, Inc. *	1,692	78,374
Bottomline Technologies DE, Inc. *	4,377	219,244
CommVault Systems, Inc. *	771	49,915
Cornerstone OnDemand, Inc. *	1,381	75,651
Coupa Software, Inc. *	4,085	371,653
eGain Corp. *	5,705	59,617
Envestnet, Inc. *	990	64,736
Everbridge, Inc. *	2,433	182,499
Five9, Inc. *	5,641	298,014
HubSpot, Inc. *	2,160	359,014
Instructure, Inc. *	775	36,518
j2 Global, Inc.	493	42,694
LivePerson, Inc. *	4,871	141,356
MicroStrategy, Inc., Class A *	200	28,850
New Relic, Inc. *	3,633	358,577
Paylocity Holding Corp. *	2,338	208,526
Progress Software Corp.	661	29,329
PROS Holdings, Inc. *	1,331	56,221
Q2 Holdings, Inc. *	2,153	149,117
QAD, Inc., Class A	582	25,067
Qualys, Inc. *	2,856	236,305
Rapid7, Inc. *	3,753	189,939
SailPoint Technologies Holding, Inc. *	1,046	30,041
SecureWorks Corp., Class A *(a)	828	15,235
ShotSpotter, Inc. *	1,733	66,894
SPS Commerce, Inc. *	940	99,696
Trade Desk, Inc. (The), Class A *	2,647	523,974
Upland Software, Inc. *	2,969	125,767
Varonis Systems, Inc. *	2,053	122,420
Verint Systems, Inc. *	1,690	101,163
VirnetX Holding Corp. *	80	506
Workiva, Inc. *	1,719	87,153
Yext, Inc. *	3,808	83,243
Zix Corp. *	1,845	12,694

		5,578,349

Specialty Retail - 3.1%
Aaron’s, Inc.	1,545	81,267
Abercrombie & Fitch Co., Class A	742	20,338
American Eagle Outfitters, Inc.	4,048	89,744
America’s Car-Mart, Inc. *	225	20,551
Asbury Automotive Group, Inc. *	360	24,970
Ascena Retail Group, Inc. *	11,846	12,794
At Home Group, Inc. *	665	11,877
Boot Barn Holdings, Inc. *	3,122	91,912

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Specialty Retail - 3.1% (continued)
Buckle, Inc. (The)	1,486	$27,818
Caleres, Inc.	531	13,110
Carvana Co. *(a)	4,217	244,839
Conn’s, Inc. *	824	18,837
Container Store Group, Inc. (The) *	4,947	43,534
DSW, Inc., Class A	3,060	67,993
Five Below, Inc. *	3,169	393,748
Guess?, Inc.	4,592	90,003
Lithia Motors, Inc., Class A	207	19,199
Monro, Inc.	741	64,111
Rent-A-Center, Inc. *	1,779	37,128
RH *(a)	1,228	126,423
RTW RetailWinds, Inc. *	16,926	40,622
Sally Beauty Holdings, Inc. *	1,443	26,566
Shoe Carnival, Inc.	1,726	58,736
Tilly’s, Inc., Class A	3,318	36,929
Zumiez, Inc. *	1,102	27,429

		1,690,478

Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp. *	3,601	38,747

Textiles, Apparel & Luxury Goods - 1.9%
Crocs, Inc. *	8,138	209,554
Deckers Outdoor Corp. *	2,131	313,236
Fossil Group, Inc. *	4,571	62,714
G-III Apparel Group Ltd. *	449	17,942
Movado Group, Inc.	2,133	77,599
Oxford Industries, Inc.	984	74,056
Rocky Brands, Inc.	1,617	38,743
Steven Madden Ltd.	1,785	60,404
Vera Bradley, Inc. *	3,176	42,082
Wolverine World Wide, Inc.	4,302	153,710

		1,050,040

Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. *	775	22,444
Capitol Federal Financial, Inc.	1,941	25,912
Federal Agricultural Mortgage Corp., Class C	480	34,766
First Defiance Financial Corp.	1,450	41,673
HomeStreet, Inc. *	997	26,271
Kearny Financial Corp.	1,887	24,286
Meta Financial Group, Inc. (a)	2,457	48,354
Mr Cooper Group, Inc. *	3,671	35,205
NMI Holdings, Inc., Class A *	1,635	42,298
Northwest Bancshares, Inc.	6,762	114,751
Radian Group, Inc.	1,157	23,996
Walker & Dunlop, Inc.	365	18,582
Waterstone Financial, Inc.	2,000	32,920

		491,458

Tobacco - 0.1%
Universal Corp.	445	25,645

Trading Companies & Distributors - 0.6%
Aircastle Ltd.	970	19,633
BlueLinx Holdings, Inc. *(a)	1,821	48,511
CAI International, Inc. *	1,309	30,369

INVESTMENTS	SHARES	VALUE

Trading Companies & Distributors - 0.6% (continued)
DXP Enterprises, Inc. *	1,558	$60,637
MRC Global, Inc. *	2,586	45,203
NOW, Inc. *	1,129	15,761
Rush Enterprises, Inc., Class A	649	27,135
SiteOne Landscape Supply, Inc. *	388	22,174
Systemax, Inc.	2,189	49,559
Triton International Ltd.	975	30,323

		349,305

Water Utilities - 0.6%
American States Water Co.	2,384	169,979
AquaVenture Holdings Ltd. *	717	13,874
Cadiz, Inc. *	2,241	21,693
California Water Service Group	983	53,357
Middlesex Water Co.	1,269	71,051
SJW Group	263	16,238

		346,192

Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. *	2,582	60,109
NII Holdings, Inc. *	16,683	32,698
Shenandoah Telecommunications Co.	2,219	98,435

		191,242

TOTAL COMMON STOCKS (Cost $43,712,095)		52,897,127

SHORT-TERM INVESTMENTS - 2.2%
INVESTMENT COMPANIES - 2.2%
Limited Purpose Cash Investment Fund, 2.43% (c)
(Cost $1,178,263)	1,178,381	1,178,263

SECURITIES LENDING COLLATERAL - 2.3%

Investment Companies - 2.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (c)(d)	235,282	235,282
Limited Purpose Cash Investment Fund 2.43% (c)(d)	1,042,167	1,042,062

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,277,449)		1,277,344

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.2% (Cost $46,167,807)		55,352,734

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)% (e)		(1,198,778)

NET ASSETS - 100.0%		$54,153,956

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$2,303,382	4.3%
Consumer Discretionary	7,703,692	14.2
Consumer Staples	2,043,105	3.8
Energy	1,173,991	2.2
Financials	4,733,427	8.7
Health Care	11,457,643	21.2
Industrials	6,513,500	12.0
Information Technology	9,205,040	17.0
Materials	1,104,315	2.0
Real Estate	3,641,000	6.7
Utilities	3,018,032	5.6
Short-Term Investments	1,178,263	2.2
Securities Lending Collateral	1,277,344	2.3

Total Investments In Securities At Value	55,352,734	102.2
Liabilities in Excess of Other Assets (e)	(1,198,778)	(2.2)

Net Assets	$54,153,956	100.0%

All securities are United States companies, unless noted otherwise in parentheses

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $1,235,483.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	8	6/2019	USD	$617,520	$(1,136)

					$(1,136)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$34,839	$34,839

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 96.0%

Australia - 5.6%
AGL Energy Ltd.	10,943	$169,256
Alumina Ltd.	58,797	101,255
Amcor Ltd.	22,087	241,662
Aristocrat Leisure Ltd.	16,938	295,411
BHP Group plc	15,882	383,185
CIMIC Group Ltd.	1,392	47,814
Cochlear Ltd.	985	121,453
Coles Group Ltd. *	14,170	119,267
Computershare Ltd.	9,146	111,181
CSL Ltd.	7,771	1,078,244
Dexus, REIT	19,342	175,055
Flight Centre Travel Group Ltd.	1,887	56,371
Goodman Group, REIT	49,644	470,811
GPT Group (The), REIT	15,667	69,108
Insurance Australia Group Ltd.	27,300	149,019
Macquarie Group Ltd.	3,696	340,387
Medibank Pvt Ltd.	15,585	30,591
Newcrest Mining Ltd.	1,740	31,511
Oil Search Ltd.	9,902	55,092
Ramsay Health Care Ltd.	1,987	90,863
REA Group Ltd.	1,574	83,589
Rio Tinto plc	13,589	789,835
Santos Ltd.	32,033	155,096
Scentre Group, REIT	20,335	59,360
Sonic Healthcare Ltd.	2,086	36,406
Treasury Wine Estates Ltd.	19,872	210,945
Wesfarmers Ltd.	14,170	348,935
Woodside Petroleum Ltd.	5,052	124,027
Woolworths Group Ltd.	7,112	153,590

		6,099,319

Austria - 0.4%
ANDRITZ AG	2,003	85,908
OMV AG	5,644	306,477
Raiffeisen Bank International AG	1,608	36,119

		428,504

Belgium - 1.3%
Ageas	9,048	436,445
Colruyt SA	5,045	372,783
UCB SA	4,595	394,721
Umicore SA	3,780	168,238

		1,372,187

Canada - 9.4%
Alimentation Couche-Tard, Inc., Class B (1)	9,797	577,109
BCE, Inc. (1)	6,552	290,939
Bombardier, Inc., Class B (1)*	15,298	29,420
Brookfield Asset Management, Inc., Class A (1)	8,765	408,358
CAE, Inc. (1)	3,976	88,098
Cameco Corp. (1)	2,595	30,584
Canadian National Railway Co. (1)	8,588	768,798
Canadian Pacific Railway Ltd. (1)	1,971	406,103
Canadian Tire Corp. Ltd., Class A (1)	518	55,814
Canopy Growth Corp. (1)*(a)	7,654	331,166
CCL Industries, Inc., Class B (1)	1,240	50,199
CGI, Inc. (1)*	5,907	406,088

INVESTMENTS	SHARES	VALUE
Canada - 9.4% (continued)
Constellation Software, Inc. (1)	511	$433,051
Emera, Inc. (1)	2,932	109,636
Empire Co. Ltd., Class A (1)	8,055	174,379
Enbridge, Inc. (1)	8,492	307,564
Fairfax Financial Holdings Ltd. (1)	122	56,511
Fortis, Inc. (1)	17,220	636,432
Gildan Activewear, Inc. (1)	2,817	101,288
H&R REIT (1)	4,039	70,755
Imperial Oil Ltd. (1)	1,487	40,592
Intact Financial Corp. (1)	841	71,164
International Petroleum Corp. *	3,493	16,483
Loblaw Cos. Ltd. (1)	5,997	295,822
Metro, Inc. (1)	7,911	291,257
National Bank of Canada (1)	765	34,525
Nutrien Ltd. (1)	6,216	327,836
Onex Corp. (1)	1,044	58,889
Open Text Corp. (1)	3,255	124,978
Pembina Pipeline Corp. (1)	3,367	123,685
Restaurant Brands International, Inc. (1)	1,683	109,492
RioCan REIT (1)	3,529	69,901
Rogers Communications, Inc., Class B (1)	12,990	698,613
Shopify, Inc., Class A (1)*(a)	2,424	500,381
SmartCentres REIT (1)	3,601	94,340
Sun Life Financial, Inc. (1)	3,823	146,872
Thomson Reuters Corp. (1)	6,496	384,359
Toronto-Dominion Bank (The) (1)	23,521	1,276,420
WSP Global, Inc. (1)	2,856	156,077

		10,153,978

Chile - 0.0% (b)
Antofagasta plc	3,557	44,753

China - 0.1%
BOC Hong Kong Holdings Ltd.	24,500	101,673
Minth Group Ltd.	14,000	44,144

		145,817

Denmark - 2.7%
Carlsberg A/S, Class B	874	109,292
Chr Hansen Holding A/S	1,773	179,967
Coloplast A/S, Class B	2,912	319,652
Demant A/S *	4,713	139,489
DSV A/S	3,732	308,832
H Lundbeck A/S	858	37,207
ISS A/S	1,327	40,416
Novo Nordisk A/S, Class B	8,252	431,294
Novozymes A/S, Class B	780	35,873
Orsted A/S (c)	10,618	805,378
Tryg A/S	11,965	328,463
Vestas Wind Systems A/S	1,692	142,612

		2,878,475

Finland - 2.2%
Elisa OYJ	1,881	84,918
Fortum OYJ	30,825	631,353
Kone OYJ, Class B	2,741	138,443
Metso OYJ	1,034	35,649
Neste OYJ	6,139	654,422
Nokia OYJ	64,401	366,868

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Finland - 2.2% (continued)
Nokian Renkaat OYJ	1,449	$48,563
Sampo OYJ, Class A	3,563	161,485
UPM-Kymmene OYJ	6,370	186,048
Wartsila OYJ Abp	4,467	72,243

		2,379,992

France - 5.0%
Accor SA	917	37,147
Airbus SE	10,257	1,359,424
AXA SA	6,712	168,813
BNP Paribas SA	8,449	402,073
Capgemini SE	1,863	226,060
Credit Agricole SA	26,078	314,864
Dassault Systemes SE	2,145	319,709
Electricite de France SA	7,138	97,715
EssilorLuxottica SA	726	79,308
Hermes International	304	200,723
Iliad SA	513	51,546
L’Oreal SA	548	147,572
LVMH Moet Hennessy Louis Vuitton SE	1,666	613,644
Orange SA	18,570	302,748
Peugeot SA	2,366	57,734
Renault SA	555	36,695
Safran SA	2,841	389,390
Sanofi	811	71,712
TOTAL SA	10,152	564,952

		5,441,829

Germany - 7.3%
adidas AG	4,432	1,077,957
Allianz SE (Registered)	3,381	753,448
Aroundtown SA	5,752	47,446
Axel Springer SE	845	43,681
Beiersdorf AG	1,858	193,428
Brenntag AG	1,127	57,943
Delivery Hero SE *(c)	2,261	81,714
Deutsche Boerse AG	2,889	370,427
Deutsche Telekom AG (Registered)	49,698	825,642
Deutsche Wohnen SE	10,462	507,671
E.ON SE	54,715	608,881
Fraport AG Frankfurt Airport Services Worldwide	833	63,903
Fresenius Medical Care AG & Co. KGaA	459	37,096
Hannover Rueck SE	3,192	458,661
HOCHTIEF AG	255	36,947
HUGO BOSS AG	1,731	118,356
Merck KGaA	1,415	161,552
MTU Aero Engines AG	651	147,556
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	217	51,428
Puma SE	380	220,247
RWE AG	8,885	238,582
SAP SE	5,294	612,010
Siemens AG (Registered)	831	89,368
Symrise AG	1,711	154,243
Vonovia SE	11,616	602,819
Wirecard AG	2,445	307,148

		7,868,154

INVESTMENTS	SHARES	VALUE
Hong Kong - 2.3%
AIA Group Ltd.	41,600	$415,989
ASM Pacific Technology Ltd.	3,000	33,522
CK Asset Holdings Ltd.	10,500	93,511
CK Hutchison Holdings Ltd.	7,000	73,608
CLP Holdings Ltd.	26,000	301,563
Hang Seng Bank Ltd.	3,300	81,487
Henderson Land Development Co. Ltd.	21,961	139,768
Hong Kong & China Gas Co. Ltd.	63,000	151,089
Hong Kong Exchanges & Clearing Ltd.	2,200	76,865
Link REIT	30,500	357,083
MTR Corp. Ltd.	19,500	120,820
New World Development Co. Ltd.	39,000	64,729
PCCW Ltd.	75,000	46,629
Power Assets Holdings Ltd.	7,000	48,566
Shangri-La Asia Ltd.	32,000	45,493
Sun Hung Kai Properties Ltd.	8,000	137,526
Techtronic Industries Co. Ltd.	20,500	138,060
Wharf Real Estate Investment Co. Ltd.	13,000	96,885
Wheelock & Co. Ltd.	9,000	66,052

		2,489,245

Italy - 1.8%
Assicurazioni Generali SpA	6,913	128,171
Enel SpA	102,597	657,421
Eni SpA	18,286	323,087
Ferrari NV	3,660	491,714
Moncler SpA	2,560	103,321
Recordati SpA	1,120	43,642
Terna Rete Elettrica Nazionale SpA	23,336	148,109

		1,895,465

Japan - 19.5%
Aeon Co. Ltd. (a)	13,300	278,573
AGC, Inc.	1,500	52,688
Alfresa Holdings Corp.	3,100	88,340
ANA Holdings, Inc.	9,000	330,190
Asahi Group Holdings Ltd.	5,800	258,903
Asahi Kasei Corp.	6,300	65,244
Astellas Pharma, Inc.	35,300	530,410
Bandai Namco Holdings, Inc.	1,200	56,341
Bank of Kyoto Ltd. (The)	1,000	41,870
Benesse Holdings, Inc.	2,100	54,649
Bridgestone Corp.	2,100	80,920
Canon, Inc.	7,600	220,666
Central Japan Railway Co.	1,700	395,159
Chubu Electric Power Co., Inc.	3,700	57,843
Chugai Pharmaceutical Co. Ltd.	7,200	495,929
Chugoku Electric Power Co., Inc. (The) (a)	5,800	72,399
Coca-Cola Bottlers Japan Holdings, Inc.	1,500	38,155
CyberAgent, Inc.	3,200	130,945
Daicel Corp.	3,400	37,029
Dai-ichi Life Holdings, Inc.	5,500	76,567
Daiichi Sankyo Co. Ltd.	14,800	683,431
Daikin Industries Ltd.	900	105,790
Daito Trust Construction Co. Ltd.	700	97,663
Daiwa House Industry Co. Ltd.	4,300	136,945
Eisai Co. Ltd.	5,900	331,974
FamilyMart UNY Holdings Co. Ltd.	8,000	203,927
Fast Retailing Co. Ltd.	1,200	565,154

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 19.5% (continued)
Fuji Electric Co. Ltd.	1,200	$34,165
FUJIFILM Holdings Corp.	2,000	91,096
Fujitsu Ltd.	600	43,392
Fukuoka Financial Group, Inc.	1,500	33,308
Hikari Tsushin, Inc.	500	94,904
Hisamitsu Pharmaceutical Co., Inc.	1,400	64,578
Hoya Corp.	6,900	457,037
IHI Corp.	1,200	28,909
Iida Group Holdings Co. Ltd.	2,400	43,549
ITOCHU Corp.	16,300	295,418
Japan Airlines Co. Ltd.	2,300	81,051
Japan Prime Realty Investment Corp., REIT	28	115,262
Japan Real Estate Investment Corp., REIT	41	241,682
Japan Retail Fund Investment Corp., REIT	46	92,441
Kakaku.com, Inc.	3,100	59,722
Kaneka Corp.	1,400	52,560
Kansai Electric Power Co., Inc. (The)	17,900	263,973
Kao Corp.	8,000	631,414
Keihan Holdings Co. Ltd.	2,600	109,458
Keio Corp.	700	45,281
Keisei Electric Railway Co. Ltd.	2,700	98,189
Kikkoman Corp.	4,200	206,519
Kirin Holdings Co. Ltd.	14,700	351,678
Kobayashi Pharmaceutical Co. Ltd.	800	67,686
Konami Holdings Corp.	2,600	113,125
Kose Corp.	900	165,880
Kyocera Corp.	900	52,995
Kyowa Hakko Kirin Co. Ltd.	2,300	50,194
Lion Corp.	4,900	103,263
M3, Inc.	2,800	47,123
Marubeni Corp.	8,300	57,547
Marui Group Co. Ltd.	7,000	141,534
McDonald’s Holdings Co. Japan Ltd.	3,000	138,790
MEIJI Holdings Co. Ltd.	1,100	89,421
Mitsubishi Corp.	19,900	554,041
Mitsubishi Tanabe Pharma Corp.	4,300	57,596
Mitsui & Co. Ltd.	13,400	208,510
Murata Manufacturing Co. Ltd.	1,800	90,081
Nexon Co. Ltd.	3,700	58,187
Nippon Building Fund, Inc., REIT	52	352,106
Nippon Electric Glass Co. Ltd.	1,600	42,511
Nippon Express Co. Ltd.	1,000	55,756
Nippon Paint Holdings Co. Ltd. (a)	1,800	71,053
Nippon Telegraph & Telephone Corp.	1,900	80,999
Nissan Chemical Corp.	700	32,156
Nisshin Seifun Group, Inc.	5,000	114,941
Nissin Foods Holdings Co. Ltd.	900	61,925
Nitori Holdings Co. Ltd.	2,100	271,520
Nomura Real Estate Master Fund, Inc., REIT	36	53,032
Nomura Research Institute Ltd.	2,750	125,261
NTT Data Corp.	12,500	138,196
NTT DOCOMO, Inc.	19,200	425,542
Obayashi Corp.	5,200	52,409
Obic Co. Ltd.	2,600	262,924
Ono Pharmaceutical Co. Ltd.	4,200	82,532
Oracle Corp. Japan	1,300	87,423
Oriental Land Co. Ltd.	5,700	648,296

INVESTMENTS	SHARES	VALUE
Japan - 19.5% (continued)
Otsuka Corp.	1,600	$59,860
Otsuka Holdings Co. Ltd.	5,500	216,551
Pan Pacific International Holdings Corp.	1,300	86,131
Park24 Co. Ltd.	2,900	63,046
Pola Orbis Holdings, Inc.	1,100	35,185
Recruit Holdings Co. Ltd.	18,800	539,006
Resona Holdings, Inc.	7,700	33,357
Ryohin Keikaku Co. Ltd.	700	177,684
Santen Pharmaceutical Co. Ltd.	3,800	56,796
Secom Co. Ltd.	700	60,031
Seven & i Holdings Co. Ltd.	1,800	67,914
Shimadzu Corp.	4,600	133,514
Shimano, Inc.	1,100	179,099
Shimizu Corp.	6,600	57,481
Shionogi & Co. Ltd.	4,300	266,951
Shiseido Co. Ltd.	9,400	680,607
SoftBank Group Corp.	1,100	107,224
Sohgo Security Services Co. Ltd.	2,000	87,236
Sony Corp.	16,300	688,207
Sony Financial Holdings, Inc.	2,900	54,728
Stanley Electric Co. Ltd.	1,500	40,421
Sumitomo Corp.	12,100	167,758
Sumitomo Dainippon Pharma Co. Ltd.	6,100	151,396
Sumitomo Heavy Industries Ltd.	1,000	32,500
Sumitomo Realty & Development Co. Ltd.	3,000	124,471
Sundrug Co. Ltd.	1,400	38,638
Suzuken Co. Ltd.	1,100	63,805
Suzuki Motor Corp.	2,500	110,820
T&D Holdings, Inc.	5,400	56,866
Taisei Corp.	3,600	167,482
Taisho Pharmaceutical Holdings Co. Ltd.	1,200	114,639
TDK Corp.	1,200	94,445
Terumo Corp.	12,200	373,389
Toho Gas Co. Ltd.	1,500	67,458
Tokio Marine Holdings, Inc.	6,100	295,525
Tokyo Electric Power Co. Holdings, Inc. *	20,700	130,950
Toray Industries, Inc.	5,000	31,907
Trend Micro, Inc.	3,700	180,452
Tsuruha Holdings, Inc.	400	32,578
Unicharm Corp.	3,600	119,348
United Urban Investment Corp., REIT	49	77,357
USS Co. Ltd.	4,900	91,128
West Japan Railway Co.	1,000	75,346
Yakult Honsha Co. Ltd.	2,600	182,295
Yamaha Corp.	6,000	300,441
Yamato Holdings Co. Ltd.	6,800	175,922
Yokogawa Electric Corp.	2,900	60,221

		20,986,011

Luxembourg - 0.0% (b)
Tenaris SA	2,320	32,682

Macau - 0.1%
MGM China Holdings Ltd.	16,800	35,230
Sands China Ltd.	12,800	64,422
SJM Holdings Ltd.	47,000	53,729

		153,381

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
Netherlands - 5.9%
Akzo Nobel NV	2,058	$182,819
ASML Holding NV	3,091	580,953
Koninklijke Ahold Delhaize NV	20,261	539,424
Koninklijke DSM NV	2,023	220,678
Koninklijke Philips NV	15,379	628,349
Koninklijke Vopak NV	1,704	81,617
NN Group NV	3,452	143,625
Randstad NV	611	29,834
Royal Dutch Shell plc, Class A	82,305	2,586,511
Royal Dutch Shell plc, Class B	22,851	722,219
Wolters Kluwer NV	10,278	700,232

		6,416,261

Norway - 1.4%
Aker BP ASA	3,133	111,730
Equinor ASA	49,307	1,080,814
Mowi ASA	10,990	245,527
Telenor ASA	4,865	97,416

		1,535,487

Portugal - 0.3%
Galp Energia SGPS SA	23,295	373,272

Singapore - 0.8%
CapitaLand Commercial Trust, REIT	39,000	55,877
DBS Group Holdings Ltd.	28,000	522,672
Singapore Telecommunications Ltd.	32,600	72,787
United Overseas Bank Ltd.	6,800	126,870
UOL Group Ltd.	9,700	49,868

		828,074

South Africa - 0.7%
Anglo American plc	27,870	745,422

Spain - 2.7%
Aena SME SA (c)	481	86,672
Amadeus IT Group SA	8,587	688,239
Endesa SA	7,885	201,229
Ferrovial SA	7,001	164,058
Grifols SA	3,042	85,298
Iberdrola SA	93,912	824,525
Naturgy Energy Group SA	12,327	345,026
Red Electrica Corp. SA	12,644	269,528
Repsol SA	12,461	213,186

		2,877,761

Sweden - 1.8%
Assa Abloy AB, Class B	10,741	231,816
Hexagon AB, Class B	4,438	231,941
ICA Gruppen AB	807	32,399
Lundin Petroleum AB	7,959	269,508
Sandvik AB	11,786	191,689
Swedish Match AB	7,375	376,293
Tele2 AB, Class B	7,236	96,552
Telefonaktiebolaget LM Ericsson, Class B	40,153	369,885
Telia Co. AB	23,494	105,903

		1,905,986

INVESTMENTS	SHARES	VALUE
Switzerland - 13.2%
Baloise Holding AG (Registered)	623	$102,967
Barry Callebaut AG (Registered)	80	144,603
Chocoladefabriken Lindt & Spruengli AG	18	122,389
Cie Financiere Richemont SA (Registered)	5,452	397,742
Coca-Cola HBC AG	2,201	75,052
EMS-Chemie Holding AG (Registered)	460	249,707
Geberit AG (Registered)	528	215,947
Givaudan SA (Registered)	140	358,335
Kuehne + Nagel International AG (Registered)	582	79,854
Lonza Group AG (Registered) *	2,130	661,273
Nestle SA (Registered)	39,968	3,810,964
Novartis AG (Registered)	30,590	2,940,296
Partners Group Holding AG	1,152	838,037
Roche Holding AG	9,722	2,678,945
Schindler Holding AG	229	47,517
SGS SA (Registered)	15	37,360
Sika AG (Registered)	2,635	368,510
Sonova Holding AG (Registered)	898	177,957
STMicroelectronics NV	10,182	151,023
Straumann Holding AG (Registered)	505	412,838
Swisscom AG (Registered)	108	52,841
Vifor Pharma AG	714	96,626
Zurich Insurance Group AG	492	162,870

		14,183,653

United Kingdom - 11.2%
3i Group plc	5,219	66,925
Admiral Group plc	1,746	49,387
Ashtead Group plc	4,765	115,192
Associated British Foods plc	1,417	45,058
AstraZeneca plc	13,590	1,084,773
Auto Trader Group plc (c)	29,518	200,764
BAE Systems plc	37,113	233,284
Barratt Developments plc	7,602	59,382
BP plc	188,276	1,367,162
British American Tobacco plc	18,876	787,466
Bunzl plc	6,811	224,804
CNH Industrial NV	5,768	58,768
Compass Group plc	27,316	642,702
Diageo plc	1,887	77,220
Direct Line Insurance Group plc	42,210	194,175
Experian plc	5,258	142,310
GlaxoSmithKline plc	17,591	365,467
HSBC Holdings plc	119,863	973,990
International Consolidated Airlines Group SA	25,496	169,848
Intertek Group plc	3,758	238,067
Legal & General Group plc	45,149	162,023
Persimmon plc	12,600	356,399
Prudential plc	20,491	410,752
Reckitt Benckiser Group plc	5,607	466,629
Sage Group plc (The)	32,325	295,446
Smith & Nephew plc	3,009	59,756
Taylor Wimpey plc	76,759	175,563
Unilever NV, CVA	46,325	2,700,813
Vodafone Group plc	183,657	334,669
Whitbread plc	1,309	86,625

		12,145,419

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE
United States - 0.3%
Bausch Health Cos., Inc. (1)*	10,179	$251,133
QIAGEN NV *	2,407	97,705

		348,838

TOTAL COMMON STOCKS (Cost $92,228,158)		103,729,965

SHORT-TERM INVESTMENTS - 3.0%
INVESTMENT COMPANIES - 3.0%
Limited Purpose Cash Investment Fund, 2.43% (1)(d)
(Cost $3,242,774)	3,243,098	3,242,774

SECURITIES LENDING COLLATERAL - 0.8%

Investment Companies - 0.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (1)(d)(e)	163,278	163,278
Limited Purpose Cash Investment Fund 2.43% (1)(d)(e)	723,229	723,157

TOTAL SECURITIES LENDING COLLATERAL (Cost $886,507)		886,435

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.8% (Cost $96,357,439)		107,859,174

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (f)		259,878

NET ASSETS - 100.0%		$108,119,052

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$4,364,981	4.0%
Consumer Discretionary	10,003,510	9.3
Consumer Staples	15,798,132	14.6
Energy	9,540,760	8.8
Financials	11,205,664	10.4
Health Care	16,967,586	15.7
Industrials	11,941,349	11.1
Information Technology	7,441,520	6.9
Materials	5,110,027	4.7
Real Estate	4,519,521	4.2
Utilities	6,836,915	6.3
Short-Term Investments	3,242,774	3.0
Securities Lending Collateral	886,435	0.8

Total Investments In Securities At Value	107,859,174	99.8
Other Assets in Excess of Liabilities (f)	259,878	0.2

Net Assets	$108,119,052	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $1,094,835.
(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $1,174,528, which represents approximately 1.09% of net assets of the fund.

(d)	Represents 7-day effective yield as of March 31, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $255,794 was received (See Note 3).
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	38	6/2019	USD	$3,546,160	$53,892

					$53,892

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$146,462	$146,462

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.3%

Aerospace & Defense - 2.2%
Boeing Co. (The)	50,693	$19,335,324
Curtiss-Wright Corp.	19,992	2,265,893
General Dynamics Corp.	15,365	2,600,987
Harris Corp.	6,782	1,083,153
Hexcel Corp.	15,872	1,097,708
Huntington Ingalls Industries, Inc.	1,805	373,996
Lockheed Martin Corp.	23,009	6,906,381
Northrop Grumman Corp.	17,631	4,753,318
Raytheon Co.	102,175	18,604,024
Teledyne Technologies, Inc. *	12,706	3,011,449
United Technologies Corp.	33,592	4,329,673

		64,361,906

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	70,655	6,146,279
Expeditors International of Washington, Inc.	71,959	5,461,688

		11,607,967

Airlines - 0.2%
Southwest Airlines Co.	110,226	5,721,832

Banks - 2.9%
Bank of Hawaii Corp.	23,703	1,869,456
BB&T Corp.	52,967	2,464,554
Commerce Bancshares, Inc.	45,185	2,623,441
East West Bancorp, Inc.	81,621	3,915,359
First Citizens BancShares, Inc., Class A	1,849	752,913
JPMorgan Chase & Co.	156,326	15,824,881
M&T Bank Corp.	49,427	7,761,028
PNC Financial Services Group, Inc. (The)	82,260	10,090,012
SVB Financial Group *	14,374	3,196,203
TCF Financial Corp.	86,054	1,780,457
US Bancorp	461,720	22,250,287
Wells Fargo & Co.	261,286	12,625,339

		85,153,930

Beverages - 3.7%
Brown-Forman Corp., Class B	128,112	6,761,751
Coca-Cola Co. (The)	916,930	42,967,340
Constellation Brands, Inc., Class A	27,234	4,774,937
Monster Beverage Corp. *	187,310	10,223,380
PepsiCo, Inc.	362,404	44,412,610

		109,140,018

Biotechnology - 0.7%
AbbVie, Inc.	9,784	788,493
Alexion Pharmaceuticals, Inc. *	5,700	770,526
Alkermes plc *	21,432	782,054
Amgen, Inc.	28,296	5,375,674
Biogen, Inc. *	39,140	9,251,913
Exelixis, Inc. *	22,193	528,193
Gilead Sciences, Inc.	38,032	2,472,460
Vertex Pharmaceuticals, Inc. *	11,076	2,037,430

		22,006,743

INVESTMENTS	SHARES	VALUE
Capital Markets - 3.0%
BlackRock, Inc.	12,131	$5,184,426
CME Group, Inc.	226,956	37,352,419
FactSet Research Systems, Inc.	7,520	1,866,990
Intercontinental Exchange, Inc.	265,589	20,221,946
MarketAxess Holdings, Inc.	27,973	6,883,596
MSCI, Inc.	2,198	437,050
S&P Global, Inc.	31,179	6,564,738
SEI Investments Co.	11,120	581,020
T. Rowe Price Group, Inc.	108,842	10,897,261

		89,989,446

Chemicals - 2.7%
Air Products & Chemicals, Inc.	50,037	9,555,065
Ecolab, Inc.	105,985	18,710,592
Linde plc (United Kingdom)	154,233	27,134,212
LyondellBasell Industries NV, Class A	114,335	9,613,287
NewMarket Corp.	1,677	727,080
PPG Industries, Inc.	13,360	1,507,943
Sherwin-Williams Co. (The)	33,738	14,531,294

		81,779,473

Commercial Services & Supplies - 1.6%
Cintas Corp.	50,045	10,114,595
Copart, Inc. *	27,254	1,651,320
Republic Services, Inc.	143,016	11,495,626
Rollins, Inc.	118,710	4,940,710
Waste Management, Inc.	197,451	20,517,134

		48,719,385

Communications Equipment - 0.8%
Cisco Systems, Inc.	274,845	14,838,882
F5 Networks, Inc. *	54,899	8,615,300
Ubiquiti Networks, Inc.	5,328	797,655

		24,251,837

Consumer Finance - 0.8%
American Express Co.	91,597	10,011,552
Credit Acceptance Corp. *	11,758	5,313,793
Discover Financial Services	109,915	7,821,551

		23,146,896

Containers & Packaging - 0.1%
Avery Dennison Corp.	15,124	1,709,012

Distributors - 0.1%
Pool Corp.	10,717	1,767,984

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. *(a)	18,637	2,368,949
H&R Block, Inc.	294,139	7,041,688

		9,410,637

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	61,326	1,923,183
Verizon Communications, Inc.	405,330	23,967,163

		25,890,346

Electric Utilities - 5.7%
Alliant Energy Corp.	64,249	3,028,055

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Electric Utilities - 5.7% (continued)
American Electric Power Co., Inc.	202,328	$16,944,970
Avangrid, Inc.	36,658	1,845,730
Duke Energy Corp.	259,033	23,312,970
Evergy, Inc.	147,141	8,541,535
Eversource Energy	117,736	8,353,369
Exelon Corp.	124,789	6,255,673
Hawaiian Electric Industries, Inc.	26,549	1,082,403
NextEra Energy, Inc.	220,579	42,642,332
OGE Energy Corp.	177,386	7,648,884
Pinnacle West Capital Corp.	114,602	10,953,659
PPL Corp.	239,455	7,600,302
Southern Co. (The)	207,304	10,713,471
Xcel Energy, Inc.	383,767	21,571,543

		170,494,896

Electrical Equipment - 0.6%
Emerson Electric Co.	124,580	8,529,992
Rockwell Automation, Inc.	59,943	10,517,599

		19,047,591

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	19,003	1,794,643
Cognex Corp.	65,085	3,310,223
Dolby Laboratories, Inc., Class A	26,488	1,667,950
FLIR Systems, Inc.	95,817	4,558,973
National Instruments Corp.	72,020	3,194,807

		14,526,596

Entertainment - 0.9%
Electronic Arts, Inc. *	30,741	3,124,208
Netflix, Inc. *	9,355	3,335,619
Walt Disney Co. (The)	172,398	19,141,350

		25,601,177

Food & Staples Retailing - 3.1%
Casey’s General Stores, Inc.	32,931	4,240,525
Costco Wholesale Corp.	128,714	31,166,808
Sysco Corp.	313,673	20,940,809
Walgreens Boots Alliance, Inc.	82,762	5,236,352
Walmart, Inc.	317,585	30,974,065

		92,558,559

Food Products - 3.3%
Archer-Daniels-Midland Co.	25,226	1,087,997
Flowers Foods, Inc.	106,778	2,276,507
General Mills, Inc.	21,621	1,118,887
Hershey Co. (The)	128,909	14,802,620
Hormel Foods Corp.	324,665	14,532,005
Ingredion, Inc.	67,192	6,362,410
Kellogg Co.	79,909	4,585,178
Lamb Weston Holdings, Inc.	205,624	15,409,463
McCormick & Co., Inc. (Non-Voting)	116,768	17,588,764
Mondelez International, Inc., Class A	378,156	18,877,548
Pilgrim’s Pride Corp. *	70,471	1,570,799

		98,212,178

Gas Utilities - 0.5%
Atmos Energy Corp.	84,273	8,674,220

INVESTMENTS	SHARES	VALUE
Gas Utilities - 0.5% (continued)
UGI Corp.	98,508	$5,459,313

		14,133,533

Health Care Equipment & Supplies - 5.1%
Abbott Laboratories	163,950	13,106,163
ABIOMED, Inc. *	23,266	6,644,537
Align Technology, Inc. *	29,932	8,510,566
Baxter International, Inc.	19,782	1,608,474
Becton Dickinson and Co.	33,391	8,338,734
Cooper Cos., Inc. (The)	6,017	1,782,055
Danaher Corp.	181,447	23,954,633
DexCom, Inc. *	3,033	361,230
Edwards Lifesciences Corp. *	74,531	14,260,016
ICU Medical, Inc. *	20,775	4,972,081
IDEXX Laboratories, Inc. *	16,231	3,629,252
Intuitive Surgical, Inc. *	27,870	15,902,065
Masimo Corp. *	38,630	5,341,756
Medtronic plc	112,448	10,241,764
ResMed, Inc.	78,147	8,124,944
Stryker Corp.	70,579	13,940,764
Varian Medical Systems, Inc. *	46,830	6,636,748
West Pharmaceutical Services, Inc.	34,522	3,804,324

		151,160,106

Health Care Providers & Services - 2.4%
Anthem, Inc.	41,375	11,873,798
Cardinal Health, Inc.	32,431	1,561,553
Chemed Corp.	14,496	4,639,735
Cigna Corp.	65,828	10,586,459
Henry Schein, Inc. *	102,485	6,160,373
Humana, Inc.	27,407	7,290,262
Laboratory Corp. of America Holdings *	3,340	510,953
Premier, Inc., Class A *	38,258	1,319,518
Quest Diagnostics, Inc.	8,809	792,105
UnitedHealth Group, Inc.	111,733	27,627,102

		72,361,858

Health Care Technology - 0.0% (b)
Veeva Systems, Inc., Class A *	4,342	550,826

Hotels, Restaurants & Leisure - 4.6%
Chipotle Mexican Grill, Inc. *	7,985	5,671,825
Choice Hotels International, Inc.	10,795	839,203
Darden Restaurants, Inc.	131,844	16,015,091
Domino’s Pizza, Inc.	9,939	2,565,256
Las Vegas Sands Corp.	185,163	11,287,536
McDonald’s Corp.	215,962	41,011,184
Starbucks Corp.	596,275	44,327,084
Yum! Brands, Inc.	152,915	15,262,446

		136,979,625

Household Durables - 0.2%
Garmin Ltd.	77,665	6,706,373

Household Products - 3.5%
Church & Dwight Co., Inc.	133,914	9,538,694
Clorox Co. (The)	98,766	15,847,992
Colgate-Palmolive Co.	407,146	27,905,787

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE

Household Products - 3.5% (continued)
Kimberly-Clark Corp.	76,950	$9,534,105
Procter & Gamble Co. (The)	414,339	43,111,973

		105,938,551

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	91,480	2,381,224

Industrial Conglomerates - 1.6%
3M Co.	101,493	21,088,216
Honeywell International, Inc.	172,486	27,411,475

		48,499,691

Insurance - 6.9%
Aflac, Inc.	86,130	4,306,500
Alleghany Corp. *	7,164	4,387,234
Allstate Corp. (The)	241,298	22,725,446
American Financial Group, Inc.	45,679	4,394,777
Aon plc	114,775	19,592,092
Arch Capital Group Ltd. *	108,156	3,495,602
Arthur J Gallagher & Co.	58,170	4,543,077
Assurant, Inc.	27,597	2,619,231
Assured Guaranty Ltd.	67,378	2,993,605
Athene Holding Ltd., Class A *	44,157	1,801,606
Axis Capital Holdings Ltd.	54,983	3,011,969
Chubb Ltd.	201,676	28,250,774
Cincinnati Financial Corp.	9,032	775,849
CNA Financial Corp.	21,170	917,719
Erie Indemnity Co., Class A	3,379	603,219
Everest Re Group Ltd.	31,158	6,728,882
Fidelity National Financial, Inc.	116,306	4,250,984
First American Financial Corp.	64,990	3,346,985
Hanover Insurance Group, Inc. (The)	25,747	2,939,535
Markel Corp. *	5,153	5,133,625
Marsh & McLennan Cos., Inc.	178,108	16,724,341
Old Republic International Corp.	155,206	3,246,909
Progressive Corp. (The)	352,568	25,416,627
RenaissanceRe Holdings Ltd.	24,549	3,522,781
Travelers Cos., Inc. (The)	161,572	22,161,216
White Mountains Insurance Group Ltd.	1,062	982,860
Willis Towers Watson plc	31,848	5,594,101
WR Berkley Corp.	36,681	3,107,614

		207,575,160

Interactive Media & Services - 1.7%
Alphabet, Inc., Class A *	27,830	32,752,849
Facebook, Inc., Class A *	91,469	15,246,968
TripAdvisor, Inc. *	31,219	1,606,217

		49,606,034

Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. *	7,389	13,157,962
Booking Holdings, Inc. *	8,275	14,439,130

		27,597,092

IT Services - 7.1%
Accenture plc, Class A	177,247	31,199,017
Akamai Technologies, Inc. *	163,629	11,733,836
Amdocs Ltd.	52,642	2,848,459
Automatic Data Processing, Inc.	123,768	19,770,700

INVESTMENTS	SHARES	VALUE
IT Services - 7.1% (continued)
Black Knight, Inc. *	13,560	$739,020
Broadridge Financial Solutions, Inc.	36,384	3,772,657
Cognizant Technology Solutions Corp., Class A	172,038	12,464,153
EPAM Systems, Inc. *	24,208	4,094,299
Fiserv, Inc. *	61,178	5,400,794
Gartner, Inc. *	8,089	1,226,940
International Business Machines Corp.	60,464	8,531,470
Jack Henry & Associates, Inc.	52,021	7,217,394
Mastercard, Inc., Class A	147,151	34,646,703
Paychex, Inc.	202,056	16,204,891
PayPal Holdings, Inc. *	58,149	6,038,192
VeriSign, Inc. *	58,358	10,595,478
Visa, Inc., Class A	224,442	35,055,596

		211,539,599

Leisure Products - 0.0% (b)
Hasbro, Inc.	15,640	1,329,713

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	67,494	5,425,168
Bio-Techne Corp.	11,129	2,209,663
Illumina, Inc. *	24,714	7,678,392
Mettler-Toledo International, Inc. *	12,826	9,273,198
Thermo Fisher Scientific, Inc.	79,954	21,885,009
Waters Corp. *	31,783	8,000,099

		54,471,529

Machinery - 1.1%
Cummins, Inc.	9,380	1,480,821
Donaldson Co., Inc.	12,926	647,075
Dover Corp.	41,412	3,884,446
Fortive Corp.	42,185	3,538,900
IDEX Corp.	29,273	4,441,885
Illinois Tool Works, Inc.	98,689	14,164,832
Lincoln Electric Holdings, Inc.	27,050	2,268,683
Parker-Hannifin Corp.	4,392	753,755
Toro Co. (The)	17,614	1,212,548
Xylem, Inc.	5,288	417,963

		32,810,908

Media - 0.1%
Cable One, Inc.	686	673,227
John Wiley & Sons, Inc., Class A	18,072	799,144

		1,472,371

Metals & Mining - 0.4%
Newmont Mining Corp.	236,483	8,458,997
Royal Gold, Inc.	52,385	4,763,368

		13,222,365

Multiline Retail - 0.4%
Dollar General Corp.	36,221	4,321,165
Kohl’s Corp.	44,059	3,029,938
Target Corp.	37,857	3,038,403

		10,389,506

Multi-Utilities - 4.8%
Ameren Corp.	141,915	10,437,848
CenterPoint Energy, Inc.	214,309	6,579,286

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Multi-Utilities - 4.8% (continued)
CMS Energy Corp.	246,167	$13,672,115
Consolidated Edison, Inc.	216,815	18,388,080
Dominion Energy, Inc.	310,996	23,840,953
DTE Energy Co.	118,852	14,825,599
Public Service Enterprise Group, Inc.	309,033	18,359,651
Sempra Energy	178,408	22,454,431
WEC Energy Group, Inc.	190,716	15,081,821

		143,639,784

Oil, Gas & Consumable Fuels - 0.7%
Chevron Corp.	23,972	2,952,871
ConocoPhillips	35,289	2,355,188
EOG Resources, Inc.	40,298	3,835,563
Exxon Mobil Corp.	109,166	8,820,613
HollyFrontier Corp.	19,446	958,104
Valero Energy Corp.	22,643	1,920,806

		20,843,145

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	68,244	11,297,794
Nu Skin Enterprises, Inc., Class A	18,217	871,866

		12,169,660

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	101,525	4,843,758
Eli Lilly & Co.	156,611	20,321,843
Johnson & Johnson	305,094	42,649,090
Merck & Co., Inc.	312,751	26,011,501
Pfizer, Inc.	416,553	17,691,006
Zoetis, Inc.	134,698	13,560,048

		125,077,246

Professional Services - 0.6%
CoStar Group, Inc. *	8,308	3,875,017
Equifax, Inc.	9,609	1,138,667
Robert Half International, Inc.	90,368	5,888,379
Verisk Analytics, Inc.	51,271	6,819,043

		17,721,106

Road & Rail - 0.5%
Landstar System, Inc.	33,970	3,715,979
Old Dominion Freight Line, Inc.	35,782	5,166,563
Union Pacific Corp.	36,731	6,141,423

		15,023,965

Semiconductors & Semiconductor Equipment - 1.9%
Analog Devices, Inc.	25,044	2,636,382
Broadcom, Inc.	2,651	797,182
Intel Corp.	269,110	14,451,207
KLA-Tencor Corp.	8,121	969,729
Lam Research Corp.	19,572	3,503,584
Maxim Integrated Products, Inc.	43,630	2,319,807
Micron Technology, Inc. *	10,601	438,139
NVIDIA Corp.	10,265	1,843,183
Skyworks Solutions, Inc.	17,074	1,408,264
Texas Instruments, Inc.	210,894	22,369,527
Xilinx, Inc.	55,612	7,051,045

		57,788,049

INVESTMENTS	SHARES	VALUE
Software - 3.4%
Adobe, Inc. *	74,615	$19,884,151
ANSYS, Inc. *	22,982	4,199,041
Aspen Technology, Inc. *	11,762	1,226,306
Cadence Design Systems, Inc. *	142,727	9,064,592
Citrix Systems, Inc.	2,892	288,217
Fortinet, Inc. *	56,770	4,766,977
Intuit, Inc.	85,117	22,250,435
Manhattan Associates, Inc. *	33,515	1,847,012
Microsoft Corp.	273,630	32,271,922
Oracle Corp.	61,492	3,302,735
salesforce.com, Inc. *	4,538	718,683
Synopsys, Inc. *	2,890	332,783
VMware, Inc., Class A	2,209	398,747

		100,551,601

Specialty Retail - 3.0%
AutoZone, Inc. *	3,406	3,488,153
Dick’s Sporting Goods, Inc.	44,504	1,638,192
Foot Locker, Inc.	73,931	4,480,219
Home Depot, Inc. (The)	103,070	19,778,102
Lowe’s Cos., Inc.	121,234	13,271,486
O’Reilly Automotive, Inc. *	15,606	6,059,810
Ross Stores, Inc.	155,260	14,454,706
TJX Cos., Inc. (The)	246,632	13,123,289
Ulta Beauty, Inc. *	16,761	5,845,063
Urban Outfitters, Inc. *	94,021	2,786,782
Williams-Sonoma, Inc.	86,236	4,852,500

		89,778,302

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	51,756	9,831,052

Textiles, Apparel & Luxury Goods - 1.3%
Lululemon Athletica, Inc. *	90,544	14,837,445
NIKE, Inc., Class B	248,524	20,928,206
VF Corp.	45,432	3,948,495

		39,714,146

Thrifts & Mortgage Finance - 0.0% (b)
TFS Financial Corp.	22,086	363,756

Tobacco - 0.5%
Altria Group, Inc.	156,749	9,002,095
Philip Morris International, Inc.	64,483	5,699,652

		14,701,747

Trading Companies & Distributors - 0.2%
Fastenal Co.	24,489	1,574,887
WW Grainger, Inc.	17,520	5,272,294

		6,847,181

Water Utilities - 0.4%
American Water Works Co., Inc.	101,516	10,584,058
Aqua America, Inc.	68,752	2,505,323

		13,089,381

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. *	103,936	$7,181,978

TOTAL COMMON STOCKS (Cost $2,348,106,329)		2,848,146,572

SHORT-TERM INVESTMENTS - 4.4%
INVESTMENT COMPANIES - 4.4%
Limited Purpose Cash Investment Fund, 2.43% (c)
(Cost $130,690,641)	130,713,086	130,700,015

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.7% (Cost $2,478,796,970)		2,978,846,587

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (d)		9,324,186

NET ASSETS - 100.0%		$2,988,170,773

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$109,751,905	3.7%
Consumer Discretionary	323,673,377	10.8
Consumer Staples	432,720,714	14.5
Energy	20,843,145	0.7
Financials	406,229,189	13.6
Health Care	425,628,308	14.2
Industrials	270,361,531	9.1
Information Technology	418,488,733	14.0
Materials	96,710,850	3.2
Utilities	343,738,820	11.5
Short-Term Investments	130,700,015	4.4

Total Investments In Securities At Value	2,978,846,587	99.7
Other Assets in Excess of Liabilities (d)	9,324,186	0.3

Net Assets	$2,988,170,773	100.0%

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $1,134,900; additional non-cash collateral of $1,158,584 was received (See Note 3).

(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	746	6/2019	USD	$105,849,940	$983,995

					$983,995

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$4,565,467	$4,565,467

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 97.1%

Australia - 8.7%
AGL Energy Ltd.	152,609	$2,360,408
Aristocrat Leisure Ltd.	13,769	240,141
AusNet Services	94,515	119,187
Australia & New Zealand Banking Group Ltd.	34,236	633,172
BHP Group plc	11,661	281,345
BlueScope Steel Ltd.	23,605	234,291
Caltex Australia Ltd.	59,409	1,105,258
CIMIC Group Ltd.	21,338	732,945
Coca-Cola Amatil Ltd.	71,312	438,287
Cochlear Ltd.	10,974	1,353,120
Coles Group Ltd. *	25,527	214,857
Commonwealth Bank of Australia	8,215	412,345
Crown Resorts Ltd.	47,782	390,774
CSL Ltd.	2,916	404,602
Flight Centre Travel Group Ltd.	28,444	849,717
Fortescue Metals Group Ltd.	100,279	507,527
Insurance Australia Group Ltd.	13,086	71,431
National Australia Bank Ltd.	7,397	132,911
Newcrest Mining Ltd.	45,488	823,789
REA Group Ltd. (a)	4,942	262,450
Rio Tinto plc	3,538	205,639
Sonic Healthcare Ltd.	5,430	94,767
South32 Ltd.	231,922	615,936
Telstra Corp. Ltd.	1,414,430	3,335,314
Washington H Soul Pattinson & Co. Ltd.	16,551	309,732
Wesfarmers Ltd.	50,652	1,247,303
Westpac Banking Corp.	25,115	462,956
Woolworths Group Ltd.	110,904	2,395,070

		20,235,274

Austria - 0.0% (b)
OMV AG	704	38,228

Belgium - 1.6%
Ageas	4,538	218,898
Anheuser-Busch InBev SA/NV	6,465	542,699
Colruyt SA	22,125	1,634,851
Groupe Bruxelles Lambert SA	618	60,082
KBC Group NV	5,168	361,299
Proximus SADP	18,794	543,161
Solvay SA	616	66,692
UCB SA	2,259	194,053
Umicore SA	1,293	57,548

		3,679,283

Canada - 11.8%
Agnico Eagle Mines Ltd. (1)	12,718	552,936
Alimentation Couche-Tard, Inc., Class B (1)	25,113	1,479,325
Atco Ltd., Class I (1)	1,360	45,796
Bank of Montreal (1)	11,490	859,719
Bank of Nova Scotia (The) (1)	17,764	945,659
Barrick Gold Corp. (1)	58,560	802,798
BCE, Inc. (1)	51,234	2,275,021
Canadian Imperial Bank of Commerce (1)	10,966	866,547
Canadian National Railway Co. (1)	13,103	1,172,980

INVESTMENTS	SHARES	VALUE
Canada - 11.8% (continued)
Canadian Pacific Railway Ltd. (1)	3,409	$702,386
Canadian Tire Corp. Ltd., Class A (1)	1,447	155,912
Canadian Utilities Ltd., Class A (1)	11,533	314,831
CI Financial Corp. (1)	46,030	628,269
Constellation Software, Inc. (1)	221	187,288
Emera, Inc. (1)	2,988	111,730
Empire Co. Ltd., Class A (1)	47,920	1,037,397
Fortis, Inc. (1)	23,042	851,607
Franco-Nevada Corp. (1)	15,384	1,153,383
George Weston Ltd. (1)	1,315	94,555
Hydro One Ltd. (1)(a)(c)	102,293	1,589,106
Imperial Oil Ltd. (1)	17,395	474,853
Intact Financial Corp. (1)	13,650	1,155,043
Kinross Gold Corp. (1)*	147,606	508,091
Loblaw Cos. Ltd. (1)	11,624	573,393
Magna International, Inc. (1)	2,100	102,254
Manulife Financial Corp. (1)	27,430	463,889
Metro, Inc. (1)	3,452	127,091
Power Financial Corp. (1)	43,665	1,020,108
Rogers Communications, Inc., Class B (1)	13,888	746,908
Royal Bank of Canada (1)	17,262	1,302,320
Saputo, Inc. (1)	27,535	938,541
Shaw Communications, Inc., Class B (1)	30,997	645,060
Sun Life Financial, Inc. (1)	9,175	352,486
Suncor Energy, Inc. (1)	23,506	761,810
Teck Resources Ltd., Class B (1)	3,855	89,196
Thomson Reuters Corp. (1)	2,445	144,667
Toronto-Dominion Bank (The) (1)	24,133	1,309,631
West Fraser Timber Co. Ltd. (1)	786	38,231
Wheaton Precious Metals Corp. (1)	34,397	818,774

		27,399,591

Chile - 0.1%
Antofagasta plc	18,359	230,987

China - 0.2%
BOC Hong Kong Holdings Ltd.	70,500	292,569
Yangzijiang Shipbuilding Holdings Ltd.	225,600	250,520

		543,089

Denmark - 2.5%
Chr Hansen Holding A/S	1,862	189,001
Coloplast A/S, Class B	12,676	1,391,453
DSV A/S	6,506	538,386
H Lundbeck A/S	7,242	314,050
Novo Nordisk A/S, Class B	36,561	1,910,874
Novozymes A/S, Class B	11,837	544,393
Orsted A/S (c)	11,227	851,571
Pandora A/S	2,282	106,927

		5,846,655

Finland - 2.0%
Elisa OYJ	6,108	275,748
Fortum OYJ	9,618	196,994
Kone OYJ, Class B	20,352	1,027,943
Neste OYJ	9,496	1,012,280
Nokia OYJ	96,224	548,152
Nokian Renkaat OYJ	15,578	522,091
Nordea Bank Abp	19,982	152,160

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Finland - 2.0% (continued)
Orion OYJ, Class B	7,446	$279,793
Sampo OYJ, Class A	11,313	512,737
Wartsila OYJ Abp	2,851	46,108

		4,574,006

France - 6.6%
Aeroports de Paris	2,096	405,530
Air Liquide SA	5,720	727,935
AXA SA	20,508	515,795
Bouygues SA	8,586	306,938
Danone SA	7,784	599,375
Dassault Aviation SA	231	340,724
Dassault Systemes SE	4,259	634,798
Electricite de France SA	57,920	792,888
Engie SA	69,716	1,039,664
EssilorLuxottica SA	289	31,570
Hermes International	2,019	1,333,091
Kering SA	76	43,594
L’Oreal SA	9,581	2,580,081
LVMH Moet Hennessy Louis Vuitton SE	1,483	546,239
Natixis SA (a)	41,748	223,614
Pernod Ricard SA	2,640	474,040
Peugeot SA	12,039	293,771
Remy Cointreau SA	1,483	197,810
Sanofi	3,828	338,488
Societe BIC SA (a)	11,282	1,005,767
Sodexo SA	2,939	323,641
Suez	34,596	458,402
Thales SA	2,136	255,914
TOTAL SA	22,274	1,239,534
Valeo SA	12,090	351,006
Vinci SA	2,261	219,999

		15,280,208

Germany - 3.9%
adidas AG	1,278	310,837
Allianz SE (Registered)	4,878	1,087,051
BASF SE	6,107	450,372
Bayer AG (Registered)	3,939	253,640
Beiersdorf AG	7,238	753,517
Continental AG	7,596	1,145,924
Covestro AG (c)	1,952	107,694
Evonik Industries AG	2,967	80,967
FUCHS PETROLUB SE (Preference)	6,094	251,559
Hannover Rueck SE	3,177	456,506
Henkel AG & Co. KGaA (Preference)	4,187	427,804
HUGO BOSS AG	3,066	209,636
METRO AG	15,401	255,789
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	350	82,948
ProSiebenSat.1 Media SE	19,673	280,083
SAP SE	14,545	1,681,467
Siemens AG (Registered)	273	29,359
Siemens Healthineers AG (c)	9,191	383,727
Telefonica Deutschland Holding AG	260,587	819,391

		9,068,271

INVESTMENTS	SHARES	VALUE
Hong Kong - 3.7%
CK Hutchison Holdings Ltd.	2,500	$26,288
CLP Holdings Ltd.	191,500	2,221,131
Hang Seng Bank Ltd.	16,800	414,841
HK Electric Investments & HK Electric Investments Ltd. (d)	1,056,000	1,079,125
HKT Trust & HKT Ltd.	172,000	276,572
Hong Kong & China Gas Co. Ltd.	704,015	1,688,400
MTR Corp. Ltd.	151,000	935,577
Power Assets Holdings Ltd.	184,000	1,276,581
Techtronic Industries Co. Ltd.	75,500	508,466
WH Group Ltd. (c)	85,000	90,918

		8,517,899

Italy - 0.7%
Assicurazioni Generali SpA	20,165	373,870
Enel SpA	89,661	574,530
Moncler SpA	10,409	420,103
Terna Rete Elettrica Nazionale SpA	50,446	320,172

		1,688,675

Japan - 28.8%
ABC-Mart, Inc.	11,200	666,804
ANA Holdings, Inc.	6,100	223,795
Asahi Group Holdings Ltd.	7,500	334,789
Asahi Kasei Corp.	18,500	191,591
Astellas Pharma, Inc.	96,300	1,446,983
Bandai Namco Holdings, Inc.	13,200	619,753
Bank of Kyoto Ltd. (The)	1,600	66,993
Benesse Holdings, Inc.	3,700	96,286
Bridgestone Corp.	24,700	951,777
Calbee, Inc.	70,600	1,906,771
Canon, Inc.	27,600	801,368
Casio Computer Co. Ltd. (a)	25,400	332,386
Central Japan Railway Co.	4,800	1,115,744
Chiba Bank Ltd. (The)	14,500	78,849
Chubu Electric Power Co., Inc.	7,400	115,685
Chugai Pharmaceutical Co. Ltd.	8,400	578,584
Daicel Corp.	21,500	234,155
Dai-ichi Life Holdings, Inc.	37,000	515,089
Daiichi Sankyo Co. Ltd.	9,100	420,217
DeNA Co. Ltd.	9,900	149,234
East Japan Railway Co.	10,500	1,013,944
Eisai Co. Ltd.	20,000	1,125,337
FANUC Corp.	300	51,304
Fast Retailing Co. Ltd.	300	141,288
FUJIFILM Holdings Corp.	10,700	487,364
Fujitsu Ltd.	1,500	108,479
Hakuhodo DY Holdings, Inc.	17,300	278,568
Hamamatsu Photonics KK	10,700	415,087
Hirose Electric Co. Ltd.	735	77,394
Hisamitsu Pharmaceutical Co., Inc.	7,800	359,794
Hitachi Ltd.	11,800	383,389
Hoshizaki Corp.	4,300	266,929
Hoya Corp.	18,700	1,238,637
Isuzu Motors Ltd.	3,200	42,160
ITOCHU Corp.	14,300	259,170
Japan Airlines Co. Ltd.	58,000	2,043,893
Japan Post Bank Co. Ltd.	36,200	395,528
Japan Post Holdings Co. Ltd.	51,000	596,897

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Japan - 28.8% (continued)
Japan Tobacco, Inc.	46,000	$1,139,320
Kajima Corp.	23,800	352,067
Kakaku.com, Inc.	7,500	144,489
Kamigumi Co. Ltd.	29,000	672,607
Kansai Electric Power Co., Inc. (The)	9,300	137,148
Kansai Paint Co. Ltd.	6,100	116,601
Kao Corp.	6,100	481,453
KDDI Corp.	85,400	1,839,285
Kikkoman Corp.	6,400	314,695
Kirin Holdings Co. Ltd.	25,900	619,623
Konica Minolta, Inc.	18,100	178,469
Kose Corp.	2,200	405,485
Kuraray Co. Ltd.	9,700	123,736
Kurita Water Industries Ltd.	5,600	143,388
Kyocera Corp.	3,400	200,202
Kyushu Railway Co.	30,800	1,013,164
Lawson, Inc.	7,100	393,873
Lion Corp.	14,600	307,683
Maruichi Steel Tube Ltd.	2,900	84,591
Mazda Motor Corp.	50,600	567,323
McDonald’s Holdings Co. Japan Ltd.	6,100	282,207
Medipal Holdings Corp.	19,600	466,359
MEIJI Holdings Co. Ltd.	3,700	300,778
Mitsubishi Corp.	1,800	50,114
Mitsubishi Electric Corp.	6,400	82,575
Mitsubishi Tanabe Pharma Corp.	39,700	531,757
Mitsubishi UFJ Financial Group, Inc.	27,000	133,536
Mitsui & Co. Ltd.	7,900	122,927
Mizuho Financial Group, Inc.	248,100	383,928
Murata Manufacturing Co. Ltd.	1,500	75,067
Nexon Co. Ltd. (a)	68,100	1,070,962
NH Foods Ltd.	3,300	118,906
Nikon Corp.	7,500	106,040
Nippon Express Co. Ltd.	3,400	189,571
Nippon Paint Holdings Co. Ltd. (a)	1,900	75,001
Nippon Telegraph & Telephone Corp.	31,000	1,321,564
Nissan Chemical Corp.	5,600	257,252
Nissan Motor Co. Ltd.	48,600	399,110
Nisshin Seifun Group, Inc.	8,400	193,101
Nissin Foods Holdings Co. Ltd.	8,100	557,329
Nitori Holdings Co. Ltd.	3,700	478,393
Nitto Denko Corp.	11,400	600,885
Nomura Research Institute Ltd.	12,587	573,333
Obic Co. Ltd.	700	70,787
Omron Corp.	13,300	624,850
Ono Pharmaceutical Co. Ltd.	3,300	64,846
Oracle Corp. Japan	8,900	598,514
Oriental Land Co. Ltd.	9,100	1,034,998
Osaka Gas Co. Ltd.	82,300	1,627,164
Otsuka Corp.	17,900	669,681
Otsuka Holdings Co. Ltd.	5,000	196,865
Pola Orbis Holdings, Inc.	5,500	175,924
Recruit Holdings Co. Ltd.	26,000	745,432
Rinnai Corp.	12,700	899,228
Ryohin Keikaku Co. Ltd.	3,500	888,422
Sankyo Co. Ltd.	11,500	439,046
Secom Co. Ltd.	4,200	360,187
Sekisui Chemical Co. Ltd.	3,900	62,844

INVESTMENTS	SHARES	VALUE
Japan - 28.8% (continued)
Seven & i Holdings Co. Ltd.	50,800	$1,916,694
Seven Bank Ltd.	27,700	81,887
Shimamura Co. Ltd.	3,300	279,681
Shimano, Inc.	3,800	618,704
Shin-Etsu Chemical Co. Ltd.	800	67,319
Shionogi & Co. Ltd.	17,300	1,074,012
Sony Corp.	2,700	113,997
Sony Financial Holdings, Inc.	2,000	37,744
Stanley Electric Co. Ltd.	11,700	315,287
Sumitomo Corp.	3,100	42,979
Sumitomo Dainippon Pharma Co. Ltd.	3,000	74,457
Sumitomo Heavy Industries Ltd.	1,200	39,000
Sumitomo Mitsui Financial Group, Inc.	4,300	150,580
Sundrug Co. Ltd.	31,600	872,110
Suntory Beverage & Food Ltd.	37,100	1,744,869
Suzuken Co. Ltd.	15,500	899,074
Suzuki Motor Corp.	18,100	802,335
Sysmex Corp.	10,800	654,227
T&D Holdings, Inc.	48,100	506,531
Taisei Corp.	5,600	260,528
Taisho Pharmaceutical Holdings Co. Ltd.	4,500	429,898
Takeda Pharmaceutical Co. Ltd.	5,200	212,952
Toho Co. Ltd.	10,600	426,404
Toho Gas Co. Ltd.	27,300	1,227,744
Tohoku Electric Power Co., Inc.	38,100	486,481
Tokio Marine Holdings, Inc.	6,700	324,593
Tokyo Electric Power Co. Holdings, Inc. *	87,900	556,065
Tokyo Electron Ltd.	200	29,012
Tokyo Gas Co. Ltd.	50,700	1,372,435
Toyo Suisan Kaisha Ltd.	38,900	1,482,857
Toyota Motor Corp.	4,000	235,643
Trend Micro, Inc.	5,700	277,993
Tsuruha Holdings, Inc.	4,400	358,353
Unicharm Corp.	1,500	49,728
USS Co. Ltd.	26,300	489,115
West Japan Railway Co.	10,400	783,596
Yakult Honsha Co. Ltd.	14,300	1,002,625
Yamada Denki Co. Ltd.	69,500	342,766
Yamaha Corp.	1,200	60,088
Yamaha Motor Co. Ltd.	6,100	119,989
Yamato Holdings Co. Ltd.	1,200	31,045
Yamazaki Baking Co. Ltd.	2,100	34,138
Yokogawa Electric Corp.	4,600	95,522

		67,177,757

Macau - 0.7%
Galaxy Entertainment Group Ltd.	100,000	681,502
Sands China Ltd.	170,800	859,627

		1,541,129

Netherlands - 1.5%
ASML Holding NV	4,492	844,270
Heineken NV	2,163	228,616
Koninklijke Ahold Delhaize NV	43,960	1,170,381
Koninklijke Vopak NV	9,266	443,815
Randstad NV	2,500	122,070
Royal Dutch Shell plc, Class A	19,109	600,518

		3,409,670

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
Norway - 2.0%
DNB ASA	1,949	$35,900
Equinor ASA	32,984	723,012
Gjensidige Forsikring ASA	16,603	286,990
Mowi ASA	30,849	689,196
Norsk Hydro ASA	180,391	733,615
Orkla ASA	104,384	801,647
Telenor ASA	64,878	1,299,113
Yara International ASA	1,334	54,661

		4,624,134

Singapore - 3.6%
ComfortDelGro Corp. Ltd.	736,800	1,400,396
DBS Group Holdings Ltd.	68,100	1,271,214
Genting Singapore Ltd.	502,900	386,842
Jardine Cycle & Carriage Ltd.	1,700	40,834
Oversea-Chinese Banking Corp. Ltd.	134,400	1,098,798
SATS Ltd.	140,200	529,813
Singapore Airlines Ltd.	88,900	634,803
Singapore Telecommunications Ltd.	573,100	1,279,569
United Overseas Bank Ltd.	58,200	1,085,861
Wilmar International Ltd.	263,000	643,069

		8,371,199

South Africa - 0.2%
Anglo American plc	20,479	547,739

Spain - 1.4%
Endesa SA	13,559	346,031
Iberdrola SA	77,077	676,718
Industria de Diseno Textil SA	28,514	838,352
Mapfre SA	65,467	180,455
Red Electrica Corp. SA	57,865	1,233,490

		3,275,046

Sweden - 3.3%
Atlas Copco AB, Class A	19,161	515,451
Essity AB, Class B	44,961	1,297,498
Hennes & Mauritz AB, Class B	66,972	1,117,312
ICA Gruppen AB	21,653	869,317
Investor AB, Class B	10,256	462,308
L E Lundbergforetagen AB, Class B	8,324	263,624
Securitas AB, Class B	34,057	550,912
Skanska AB, Class B	49,614	902,316
Svenska Handelsbanken AB, Class A	2,802	29,584
Swedish Match AB	11,013	561,915
Tele2 AB, Class B	29,785	397,429
Telia Co. AB	139,404	628,384

		7,596,050

Switzerland - 4.4%
Chocoladefabriken Lindt & Spruengli AG	31	210,781
Coca-Cola HBC AG	25,235	860,493
EMS-Chemie Holding AG (Registered)	562	305,077
Geberit AG (Registered)	423	173,003
Kuehne + Nagel International AG (Registered)	4,362	598,492
Nestle SA (Registered)	21,363	2,036,972
Novartis AG (Registered)	11,270	1,083,267
Partners Group Holding AG	212	154,222

INVESTMENTS	SHARES	VALUE
Switzerland - 4.4% (continued)
Roche Holding AG	6,777	$1,867,436
Schindler Holding AG	1,698	352,330
SGS SA (Registered)	496	1,235,386
Sika AG (Registered)	2,220	310,472
Sonova Holding AG (Registered)	1,598	316,675
Swatch Group AG (The)	438	125,444
Swisscom AG (Registered)	887	433,983
Zurich Insurance Group AG	638	211,201

		10,275,234

United Kingdom - 9.3%
Admiral Group plc	20,048	567,079
Associated British Foods plc	27,947	888,659
AstraZeneca plc	10,504	838,444
Babcock International Group plc	31,175	200,583
Barratt Developments plc	73,837	576,765
Berkeley Group Holdings plc	3,420	164,416
BP plc	57,637	418,530
British American Tobacco plc	8,440	352,099
BT Group plc	63,247	183,753
Bunzl plc	3,697	122,023
Burberry Group plc	55,930	1,425,471
Centrica plc	144,546	215,315
Compass Group plc	21,373	502,873
Diageo plc	50,862	2,081,377
Direct Line Insurance Group plc	170,849	785,944
easyJet plc	9,115	132,793
Fiat Chrysler Automobiles NV	46,559	695,391
GlaxoSmithKline plc	24,653	512,186
Hargreaves Lansdown plc	10,356	251,587
HSBC Holdings plc	89,959	730,994
Imperial Brands plc	11,065	378,503
International Consolidated Airlines Group SA	4,841	32,249
ITV plc	483,244	800,708
Kingfisher plc	103,321	316,856
Marks & Spencer Group plc	98,848	358,747
Mondi plc	26,110	578,157
National Grid plc	101,740	1,129,348
Next plc	4,707	342,039
Pearson plc	58,828	641,796
Persimmon plc	6,136	173,561
Reckitt Benckiser Group plc	10,025	834,307
Royal Mail plc	129,979	403,883
Sage Group plc (The)	17,119	156,465
Smith & Nephew plc	51,219	1,017,161
SSE plc	27,048	418,482
Taylor Wimpey plc	292,546	669,111
Unilever NV, CVA	11,736	684,225
United Utilities Group plc	2,762	29,334
Vodafone Group plc	228,022	415,513
Whitbread plc	9,889	654,416

		21,681,143

United States - 0.1%
Ferguson plc	3,329	212,028

TOTAL COMMON STOCKS (Cost $209,432,166)		225,813,295

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
SHORT-TERM INVESTMENTS - 4.9%
INVESTMENT COMPANIES - 4.9%
Limited Purpose Cash Investment Fund, 2.43% (1)(e)
(Cost $11,444,928)	11,446,073	$11,444,928

SECURITIES LENDING COLLATERAL - 0.4%

Investment Companies - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (1)(e)(f)	187,825	187,825
Limited Purpose Cash Investment Fund 2.43% (1)(e)(f)	831,958	831,874

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,019,782)		1,019,699

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.4% (Cost $221,896,876)		238,277,922

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.4)% (g)		(5,475,231)

NET ASSETS - 100.0%		$232,802,691

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$20,770,466	8.9%
Consumer Discretionary	30,448,225	13.1
Consumer Staples	44,155,560	19.0
Energy	7,127,569	3.1
Financials	26,056,769	11.2
Health Care	22,327,733	9.6
Industrials	26,124,523	11.2
Information Technology	9,718,952	4.2
Materials	13,619,933	5.9
Utilities	25,463,565	10.9
Short-Term Investments	11,444,928	4.9
Securities Lending Collateral	1,019,699	0.4

Total Investments In Securities At Value	238,277,922	102.4
Liabilities in Excess of Other Assets (g)	(5,475,231)	(2.4)

Net Assets	$232,802,691	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $1,977,538.
(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $3,023,016, which represents approximately 1.30% of net assets of the fund.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2019, the value of these securities amounted to $1,079,125 or 0.46% of net assets.

(e)	Represents 7-day effective yield as of March 31, 2019.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $1,029,795 was received (See Note 3).
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	50	6/2019	USD	$4,666,000	$(29,562)

					$(29,562)

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$689,235	$689,235

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 95.9%

Brazil - 3.9%
Ambev SA, ADR (1)	148,089	$636,782
BB Seguridade Participacoes SA (1)	15,000	100,757
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)	31,181	329,895
Engie Brasil Energia SA (1)	37,375	409,800
Equatorial Energia SA (1)	3,800	77,498
Hypera SA (1)	7,800	51,597
IRB Brasil Resseguros S/A (1)	4,100	95,292
Lojas Renner SA (1)	9,500	105,643
M Dias Branco SA (1)*	4,100	44,944
Odontoprev SA (1)	138,000	581,556
Sul America SA (1)	14,200	107,171
Telefonica Brasil SA, ADR (1)	18,502	223,319
TIM Participacoes SA, ADR (1)	27,237	410,734
WEG SA (1)	16,854	77,483

		3,252,471

Chile - 4.7%
Aguas Andinas SA, Class A	1,020,599	580,255
Banco de Chile	5,904,291	869,133
Banco de Credito e Inversiones SA	496	31,708
Banco Santander Chile, ADR (1)	6,318	187,961
Cia Cervecerias Unidas SA, ADR (1)	22,838	672,807
Embotelladora Andina SA (Preference), Class B	64,380	235,155
Empresas COPEC SA	3,262	41,410
Enel Americas SA, ADR (1)	24,890	222,268
Enel Chile SA, ADR (1)	52,558	272,250
SACI Falabella	75,507	561,433
Sociedad Quimica y Minera de Chile SA, ADR (1)	6,371	244,901

		3,919,281

China - 18.8%
3SBio, Inc. (a)	28,500	56,054
AAC Technologies Holdings, Inc.	20,500	121,596
Agricultural Bank of China Ltd., Class H	639,000	295,387
ANTA Sports Products Ltd.	72,000	490,823
Bank of China Ltd., Class H	605,000	274,955
Bank of Communications Co. Ltd., Class H	296,000	242,840
Beijing Capital International Airport Co. Ltd., Class H	194,000	184,263
China Cinda Asset Management Co. Ltd., Class H	164,000	45,608
China Communications Services Corp. Ltd., Class H	590,000	527,173
China Construction Bank Corp., Class H	631,000	541,631
China Everbright Bank Co. Ltd., Class H	97,000	45,929
China Huishan Dairy Holdings Co. Ltd. (3)*(b)	700,000	1
China Longyuan Power Group Corp. Ltd., Class H	668,000	465,424
China Medical System Holdings Ltd.	97,000	94,306
China Merchants Bank Co. Ltd., Class H	34,000	165,639
China Mobile Ltd.	120,500	1,229,621
China Petroleum & Chemical Corp., Class H	418,000	331,752
China Resources Beer Holdings Co. Ltd.	26,000	109,664
China Resources Gas Group Ltd.	150,000	708,143

INVESTMENTS	SHARES	VALUE
China - 18.8% (continued)
China Resources Pharmaceutical Group Ltd. (a)	98,000	$138,536
China Resources Power Holdings Co. Ltd.	368,000	553,470
China Shenhua Energy Co. Ltd., Class H	121,000	276,145
China Telecom Corp. Ltd., Class H	1,522,000	846,876
China Unicom Hong Kong Ltd.	456,000	580,591
CSPC Pharmaceutical Group Ltd.	296,000	551,490
Dali Foods Group Co. Ltd. (a)	69,500	51,906
ENN Energy Holdings Ltd.	43,000	416,191
Fuyao Glass Industry Group Co. Ltd., Class H (a)	15,200	51,118
Great Wall Motor Co. Ltd., Class H (c)	55,500	41,758
Guangdong Investment Ltd.	596,000	1,150,769
Haitian International Holdings Ltd.	71,000	161,683
Hengan International Group Co. Ltd.	3,500	30,685
HengTen Networks Group Ltd. *	6,528,000	198,264
Huaneng Power International, Inc., Class H	54,000	31,382
Huaneng Renewables Corp. Ltd., Class H	656,000	182,519
Industrial & Commercial Bank of China Ltd., Class H	735,000	539,773
Jiangsu Expressway Co. Ltd., Class H	170,000	240,548
Kingdee International Software Group Co. Ltd.	36,000	41,802
Luye Pharma Group Ltd. (a)	46,500	40,736
Nexteer Automotive Group Ltd.	59,000	73,053
PICC Property & Casualty Co. Ltd., Class H	34,000	38,706
Shenzhou International Group Holdings Ltd.	16,000	214,963
Sinopec Shanghai Petrochemical Co. Ltd., Class H	616,000	293,704
Sinopharm Group Co. Ltd., Class H	12,000	50,033
Sinotruk Hong Kong Ltd.	122,000	260,384
Tencent Holdings Ltd.	10,600	487,471
Tingyi Cayman Islands Holding Corp.	196,000	323,536
Tong Ren Tang Technologies Co. Ltd., Class H	53,000	71,229
Towngas China Co. Ltd.	137,000	107,728
TravelSky Technology Ltd., Class H	38,000	100,629
Tsingtao Brewery Co. Ltd., Class H	38,000	179,279
Uni-President China Holdings Ltd.	422,000	414,137
Want Want China Holdings Ltd.	471,000	391,813
Zhongsheng Group Holdings Ltd.	166,500	414,202
Zhuzhou CRRC Times Electric Co. Ltd., Class H	21,700	128,465

		15,606,383

Hong Kong - 1.3%
China Gas Holdings Ltd.	43,000	151,486
Haier Electronics Group Co. Ltd.	104,000	302,793
SSY Group Ltd.	92,000	85,796
Sun Art Retail Group Ltd.	578,000	563,883

		1,103,958

India - 8.4%
Axis Bank Ltd., GDR *(d)	5,430	303,850
Bharti Infratel Ltd.	70,406	318,422
Britannia Industries Ltd.	4,670	207,806
Coal India Ltd.	47,246	161,723
Dr Reddy’s Laboratories Ltd., ADR (1)	4,221	170,951
Hindustan Unilever Ltd.	44,398	1,093,540

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
India - 8.4% (continued)
Infosys Ltd., ADR (1)	72,374	$791,048
InterGlobe Aviation Ltd. (a)	20,621	424,711
Larsen & Toubro Ltd., GDR (d)	16,317	325,214
Nestle India Ltd.	4,473	707,161
NTPC Ltd.	23,786	46,217
Reliance Industries Ltd., GDR (a)	22,349	897,068
State Bank of India, GDR *(d)	7,677	355,318
Tata Consultancy Services Ltd.	14,448	417,577
Wipro Ltd., ADR (1)	196,325	781,374

		7,001,980

Indonesia - 2.9%
Bank Central Asia Tbk. PT	400,600	781,724
Hanjaya Mandala Sampoerna Tbk. PT	1,467,800	387,249
Indofood CBP Sukses Makmur Tbk. PT	220,300	144,493
Kalbe Farma Tbk. PT	1,433,500	152,984
Telekomunikasi Indonesia Persero Tbk. PT	1,102,600	304,770
Unilever Indonesia Tbk. PT	153,200	530,156
United Tractors Tbk. PT	39,800	75,747

		2,377,123

Malaysia - 7.9%
DiGi.Com Bhd.	256,400	286,135
Fraser & Neave Holdings Bhd.	21,600	184,531
Hong Leong Bank Bhd.	107,800	536,914
IHH Healthcare Bhd.	46,900	66,403
Kuala Lumpur Kepong Bhd.	26,100	158,597
Malayan Banking Bhd.	352,900	801,903
Malaysia Airports Holdings Bhd.	32,200	57,197
Nestle Malaysia Bhd.	6,500	233,788
Petronas Chemicals Group Bhd.	435,800	978,522
Petronas Dagangan Bhd.	9,600	58,894
Petronas Gas Bhd.	110,200	476,276
PPB Group Bhd.	100,500	450,884
Public Bank Bhd.	187,800	1,066,218
Sime Darby Plantation Bhd.	245,100	301,595
Tenaga Nasional Bhd.	195,100	606,141
Westports Holdings Bhd.	368,400	339,610

		6,603,608

Mexico - 5.1%
Alsea SAB de CV (1)	8,700	18,229
America Movil SAB de CV, Class L, ADR (1)	2,319	33,115
Arca Continental SAB de CV (1)	79,000	440,091
Coca-Cola Femsa SAB de CV, ADR (1)	2,295	151,470
El Puerto de Liverpool SAB de CV, Class C1 (1)	17,500	110,985
Fomento Economico Mexicano SAB de CV, ADR (1)	3,354	309,507
Gruma SAB de CV, Class B (1)	29,345	299,645
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	6,476	576,170
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	1,566	253,316
Grupo Bimbo SAB de CV, Series A (1)	107,500	224,745
Grupo Financiero Banorte SAB de CV, Class O (1)	24,300	132,127
Infraestructura Energetica Nova SAB de CV (1)	64,400	258,824

INVESTMENTS	SHARES	VALUE
Mexico - 5.1% (continued)
Kimberly-Clark de Mexico SAB de CV, Class A (1)	21,300	$36,147
Promotora y Operadora de Infraestructura SAB de CV (1)	29,455	292,589
Wal-Mart de Mexico SAB de CV (1)	415,700	1,111,945

		4,248,905

Philippines - 0.5%
Ayala Corp.	4,000	71,633
Bank of the Philippine Islands	176,330	283,028
BDO Unibank, Inc.	12,190	31,114
Jollibee Foods Corp.	8,570	51,751

		437,526

Poland - 1.9%
Bank Polska Kasa Opieki SA	10,096	289,547
LPP SA	243	526,873
PGE Polska Grupa Energetyczna SA *	14,428	37,379
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	49,296
Powszechna Kasa Oszczednosci Bank Polski SA	4,356	43,796
Powszechny Zaklad Ubezpieczen SA	30,380	320,686
Santander Bank Polska SA	3,292	326,949

		1,594,526

Russia - 0.7%
Magnit PJSC, GDR (d)	1,893	26,747
Mobile TeleSystems PJSC, ADR (1)	4,697	35,509
Novolipetsk Steel PJSC, GDR (d)	4,160	106,904
Severstal PJSC, GDR (d)	20,460	319,325
Tatneft PJSC, ADR	1,177	81,539

		570,024

South Africa - 6.6%
Absa Group Ltd.	4,155	43,972
Bidvest Group Ltd. (The)	22,037	296,820
Capitec Bank Holdings Ltd.	5,945	556,979
Clicks Group Ltd.	7,756	99,036
Coronation Fund Managers Ltd.	32,580	103,915
FirstRand Ltd.	93,749	410,497
Kumba Iron Ore Ltd.	19,229	576,234
Mr Price Group Ltd.	34,802	457,131
Nedbank Group Ltd.	2,862	50,018
Netcare Ltd.	17,991	29,263
Pick n Pay Stores Ltd.	130,952	604,145
RMB Holdings Ltd.	104,945	553,814
Sanlam Ltd.	6,667	34,218
Shoprite Holdings Ltd.	15,793	173,992
SPAR Group Ltd. (The)	13,671	182,140
Standard Bank Group Ltd.	6,730	86,810
Telkom SA SOC Ltd.	7,698	39,096
Tiger Brands Ltd.	30,449	560,389
Truworths International Ltd.	75,542	365,349
Vodacom Group Ltd.	32,951	254,436

		5,478,254

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE
South Korea - 11.4%
Amorepacific Corp.	230	$38,281
BGF retail Co. Ltd.	180	34,636
Celltrion, Inc. *	2,505	400,575
Cheil Worldwide, Inc.	10,346	220,642
Coway Co. Ltd.	2,743	228,462
DB Insurance Co. Ltd.	9,486	574,193
E-MART, Inc.	234	35,499
Hanmi Science Co. Ltd.	1,420	96,984
Hanon Systems	33,074	331,310
Hanssem Co. Ltd.	1,290	104,453
Hanwha Life Insurance Co. Ltd.	16,322	57,578
Hyundai Engineering & Construction Co. Ltd.	2,835	133,637
Hyundai Glovis Co. Ltd.	2,099	237,927
Hyundai Marine & Fire Insurance Co. Ltd.	7,322	244,666
Hyundai Mobis Co. Ltd.	689	126,703
Kangwon Land, Inc.	15,545	438,481
Kia Motors Corp.	4,700	146,477
KT Corp.	1,517	36,610
KT&G Corp.	6,830	622,806
LG Household & Health Care Ltd.	270	337,404
Medy-Tox, Inc.	271	139,824
NCSoft Corp.	1,533	670,205
Ottogi Corp.	51	34,656
S-1 Corp.	8,200	725,736
Samsung Biologics Co. Ltd. *(a)	420	118,553
Samsung Electronics Co. Ltd.	20,750	818,441
Samsung Fire & Marine Insurance Co. Ltd.	1,672	443,601
Samsung Life Insurance Co. Ltd.	2,063	152,905
Samsung SDS Co. Ltd.	2,010	417,043
SillaJen, Inc. *	3,378	192,015
SK Hynix, Inc.	14,103	924,681
SK Innovation Co. Ltd.	197	31,164
SK Telecom Co. Ltd.	1,506	333,532
Woori Financial Group, Inc.	4,221	51,131

		9,500,811

Taiwan - 14.0%
Advantech Co. Ltd.	33,998	282,923
Asustek Computer, Inc.	34,000	246,376
Catcher Technology Co. Ltd.	5,000	38,626
Chang Hwa Commercial Bank Ltd.	830,051	497,234
Cheng Shin Rubber Industry Co. Ltd.	28,000	38,157
Chunghwa Telecom Co. Ltd.	325,600	1,157,821
CTBC Financial Holding Co. Ltd.	321,000	213,172
Delta Electronics, Inc.	10,000	51,668
E.Sun Financial Holding Co. Ltd.	489,180	377,492
Far EasTone Telecommunications Co. Ltd.	407,000	981,788
Feng TAY Enterprise Co. Ltd.	19,040	134,976
First Financial Holding Co. Ltd.	1,386,394	949,514
Formosa Chemicals & Fibre Corp.	8,000	29,147
Formosa Petrochemical Corp.	130,000	488,023
Formosa Plastics Corp.	10,000	35,595
Fubon Financial Holding Co. Ltd.	119,000	177,892
Globalwafers Co. Ltd.	24,000	237,101
Hua Nan Financial Holdings Co. Ltd.	701,063	441,544
Lite-On Technology Corp.	31,023	45,218
Mega Financial Holding Co. Ltd.	571,000	520,190
Nanya Technology Corp.	19,000	37,998

INVESTMENTS	SHARES	VALUE
Taiwan - 14.0% (continued)
Nien Made Enterprise Co. Ltd.	13,000	$114,761
Novatek Microelectronics Corp.	28,000	180,283
President Chain Store Corp.	105,000	1,035,087
Realtek Semiconductor Corp.	27,442	162,605
Taiwan Cooperative Financial Holding Co. Ltd.	610,176	386,360
Taiwan Mobile Co. Ltd.	250,000	904,484
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	29,421	1,205,085
Uni-President Enterprises Corp.	229,172	556,884
United Microelectronics Corp.	85,000	32,190
Vanguard International Semiconductor Corp.	38,000	82,185

		11,642,379

Thailand - 6.8%
Airports of Thailand PCL, NVDR	486,300	1,043,549
Bangkok Bank PCL, NVDR	57,000	372,251
Bangkok Dusit Medical Services PCL, NVDR	384,900	300,934
BTS Group Holdings PCL, NVDR	651,100	225,779
Bumrungrad Hospital PCL, NVDR	144,300	816,264
CP All PCL, NVDR	12,700	29,927
Electricity Generating PCL, NVDR	16,800	154,713
Home Product Center PCL, NVDR	1,798,000	867,776
Kasikornbank PCL, NVDR	50,300	297,549
Krung Thai Bank PCL, NVDR	857,300	519,197
Robinson PCL, NVDR	229,600	425,498
Siam Cement PCL (The), NVDR	13,700	208,289
Siam Commercial Bank PCL (The), NVDR	96,900	403,126

		5,664,852

Turkey - 0.7%
BIM Birlesik Magazalar A/S	35,662	488,116
TAV Havalimanlari Holding A/S	13,073	54,848
Turkiye Sise ve Cam Fabrikalari A/S	55,436	58,046

		601,010

United Kingdom - 0.3%
Mondi Ltd.	10,770	238,912

TOTAL COMMON STOCKS (Cost $72,942,261)		79,842,003

SHORT-TERM INVESTMENTS - 3.4%
INVESTMENT COMPANIES - 3.4%
Limited Purpose Cash Investment Fund, 2.43% (1)(e)
(Cost $2,860,497)	2,860,783	2,860,497

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.3% (Cost $75,802,758)		82,702,500

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% (f)		610,297

NET ASSETS - 100.0%		$83,312,797

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$9,882,350	11.9%
Consumer Discretionary	6,941,426	8.3
Consumer Staples	15,487,687	18.6
Energy	2,492,761	3.0
Financials	17,447,113	21.0
Health Care	4,206,084	5.1
Industrials	6,097,973	7.3
Information Technology	7,016,449	8.4
Materials	3,031,534	3.6
Utilities	7,238,626	8.7
Short-Term Investments	2,860,497	3.4

Total Investments In Securities At Value	82,702,500	99.3
Other Assets in Excess of Liabilities (f)	610,297	0.7

Net Assets	$83,312,797	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $1,778,682, which represents approximately 2.13% of net assets of the fund.

(b)

Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $1, which represents approximately 0.00% of net assets of the fund.

(c)

The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $37,479; additional non-cash collateral of $38,265 was received (See Note 3).

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2019, the value of these securities amounted to $1,437,358 or 1.73% of net assets.

(e)	Represents 7-day effective yield as of March 31, 2019.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	41	6/2019	USD	$2,167,670	$44,890

					$44,890

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$94,077	$94,077

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 89.0%

Australia - 2.8%
ASX Ltd. (2)	891	$44,261
BHP Group Ltd. (2)	14,837	405,545
BHP Group plc (2)	77,112	1,860,479
BlueScope Steel Ltd. (2)	51,397	510,141
CIMIC Group Ltd. (2)	21,154	726,624
Dexus, REIT (2)	14,068	127,323
Flight Centre Travel Group Ltd. (2)	3,438	102,705
Goodman Group, REIT (2)	25,367	240,574
GPT Group (The), REIT (2)	42,925	189,344
Lendlease Group (2)	2,927	25,755
Mirvac Group, REIT (2)	95,677	186,896
Newcrest Mining Ltd. (2)	23,967	434,043
Origin Energy Ltd. (2)	27,845	142,539
Rio Tinto plc (2)	38,838	2,257,384
Santos Ltd. (2)	154,173	746,470
Scentre Group, REIT (2)	45,435	132,629
South32 Ltd. (2)	162,740	432,203
Stockland, REIT (2)	49,658	135,828
Vicinity Centres, REIT (2)	79,436	146,668
Woodside Petroleum Ltd. (2)	10,841	266,147

		9,113,558

Belgium - 0.2%
Ageas (2)	13,688	660,262

Canada - 2.2%
Alimentation Couche-Tard, Inc., Class B	4,863	286,463
Aurora Cannabis, Inc. *(a)	60,766	549,752
Canadian National Railway Co.	3,859	345,458
Canadian Natural Resources Ltd.	3,150	86,484
Canopy Growth Corp. *(a)	12,566	543,694
CGI, Inc. *	14,405	990,300
Constellation Software, Inc.	852	722,034
Empire Co. Ltd., Class A	10,935	236,727
Great-West Lifeco, Inc.	1,345	32,569
Husky Energy, Inc.	27,202	269,710
Loblaw Cos. Ltd.	3,271	161,353
Magna International, Inc.	32,586	1,586,689
Open Text Corp.	13,295	510,470
Power Corp. of Canada	1,646	38,380
RioCan REIT	6,747	133,642
Suncor Energy, Inc.	6,186	200,483
Toronto-Dominion Bank (The)	1,694	91,929
West Fraser Timber Co. Ltd.	4,917	239,163

		7,025,300

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd. (2)	1,203,200	1,336,105

Denmark - 1.4%
Danske Bank A/S (2)	5,712	100,404
H Lundbeck A/S (2)	14,116	612,141
Novo Nordisk A/S, Class B (2)	19,418	1,014,889
Orsted A/S (2)(b)	8,691	659,215
Pandora A/S (2)	47,228	2,212,945

		4,599,594

INVESTMENTS	SHARES	VALUE
Finland - 0.5%
Neste OYJ (2)	8,157	$869,542
Orion OYJ, Class B (2)	3,678	138,205
Sampo OYJ, Class A (2)	5,408	245,106
UPM-Kymmene OYJ (2)	11,367	331,995

		1,584,848

France - 2.6%
AXA SA (2)	70,563	1,774,723
BNP Paribas SA (2)	9,012	428,865
CNP Assurances (2)	12,796	281,742
Electricite de France SA (2)	108,808	1,489,513
Engie SA (2)	97,390	1,452,362
Klepierre SA, REIT (2)	4,718	165,078
Peugeot SA (2)	11,298	275,690
Sanofi (2)	9,135	807,755
Societe Generale SA (2)	5,908	170,703
TOTAL SA (2)	23,543	1,310,152
Unibail-Rodamco-Westfield, REIT (2)	2,005	328,794

		8,485,377

Germany - 3.6%
Allianz SE (Registered) (2)	12,136	2,704,479
Commerzbank AG (2)	19,998	155,036
Covestro AG (2)(b)	34,876	1,924,152
Deutsche Lufthansa AG (Registered) (2)	36,174	795,142
E.ON SE (2)	297,132	3,306,555
Fresenius SE & Co. KGaA (2)	1,365	76,292
Porsche Automobil Holding SE (Preference) (2)	865	54,281
SAP SE (2)	14,615	1,689,560
Wirecard AG (2)	5,843	734,014

		11,439,511

Hong Kong - 0.8%
CK Asset Holdings Ltd. (2)	20,000	178,116
CK Infrastructure Holdings Ltd. (2)	2,749	22,564
Hong Kong Exchanges & Clearing Ltd. (2)	5,269	184,091
Kerry Properties Ltd. (2)	120,000	536,498
Link REIT (2)	18,329	214,590
PCCW Ltd. (2)	19,406	12,065
Sun Hung Kai Properties Ltd. (2)	21,500	369,601
Swire Properties Ltd. (2)	155,200	667,962
Wharf Holdings Ltd. (The) (2)	87,000	263,007
Wheelock & Co. Ltd. (2)	22,000	161,460

		2,609,954

Italy - 1.5%
Enel SpA (2)	507,882	3,254,410
Eni SpA (2)	74,186	1,310,758
UniCredit SpA (2)	16,037	206,003

		4,771,171

Japan - 6.3%
Aeon Mall Co. Ltd. (2)	700	11,521
Astellas Pharma, Inc. (2)	131,300	1,972,885
Dai-ichi Life Holdings, Inc. (2)	86,700	1,206,980
Daito Trust Construction Co. Ltd. (2)	486	67,806
Daiwa House Industry Co. Ltd. (2)	2,451	78,059
Fujitsu Ltd. (2)	5,211	376,857

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Japan - 6.3% (continued)
Hitachi High-Technologies Corp. (2)	4,758	$195,503
Hitachi Ltd. (2)	33,100	1,075,440
Hulic Co. Ltd. (2)	1,500	14,739
ITOCHU Corp. (2)	9,000	163,114
Japan Airlines Co. Ltd. (2)	26,000	916,228
Japan Post Holdings Co. Ltd. (2)	102,200	1,196,135
Japan Real Estate Investment Corp., REIT (2)	30	176,840
Japan Retail Fund Investment Corp., REIT (2)	64	128,614
JFE Holdings, Inc. (2)	11,700	199,144
JXTG Holdings, Inc. (2)	56,600	258,376
Kajima Corp. (2)	20,200	298,813
Kamigumi Co. Ltd. (2)	16,200	375,732
Kose Corp. (2)	1,300	239,604
Marubeni Corp. (2)	80,300	556,752
Mitsubishi Corp. (2)	29,500	821,316
Mitsubishi Estate Co. Ltd. (2)	5,764	104,587
Mitsubishi UFJ Financial Group, Inc. (2)	122,000	603,387
Mitsui & Co. Ltd. (2)	36,100	561,732
Mitsui Fudosan Co. Ltd. (2)	4,598	115,831
Mizuho Financial Group, Inc. (2)	219,800	340,134
Nikon Corp. (2)	21,200	299,739
Nippon Building Fund, Inc., REIT (2)	21	142,197
Nippon Express Co. Ltd. (2)	4,600	256,478
Nippon Telegraph & Telephone Corp. (2)	22,296	950,503
Nomura Real Estate Holdings, Inc. (2)	1,000	19,243
Nomura Real Estate Master Fund, Inc., REIT (2)	117	172,355
NTT DOCOMO, Inc. (2)	5,300	117,467
Olympus Corp. (2)	20,000	217,584
Resona Holdings, Inc. (2)	168,900	731,688
Shinsei Bank Ltd. (2)	35,900	510,844
Shionogi & Co. Ltd. (2)	9,600	595,983
SoftBank Group Corp. (2)	3,500	341,169
Sony Corp. (2)	11,300	477,100
Sumitomo Corp. (2)	45,900	636,371
Sumitomo Dainippon Pharma Co. Ltd. (2)	16,300	404,551
Sumitomo Heavy Industries Ltd. (2)	13,600	441,997
Sumitomo Mitsui Financial Group, Inc. (2)	35,700	1,250,168
Sumitomo Realty & Development Co. Ltd. (2)	2,624	108,871
Tokyo Electric Power Co. Holdings, Inc. (2)*	50,900	321,999
Tokyu Fudosan Holdings Corp. (2)	2,900	17,378
Toyota Tsusho Corp. (2)	4,300	140,498

		20,210,312

Luxembourg - 0.2%
SES SA, FDR (2)	41,847	651,116

Malta - 0.0% (c)
BGP Holdings plc (3)*(d)	96,388	137

Netherlands - 2.0%
ING Groep NV (2)	19,668	238,323
Koninklijke Ahold Delhaize NV (2)	160,783	4,280,648
NN Group NV (2)	7,878	327,776
Royal Dutch Shell plc, Class A (2)	22,414	704,381

INVESTMENTS	SHARES	VALUE

Netherlands - 2.0% (continued)
Royal Dutch Shell plc, Class B (2)	22,741	$718,743

		6,269,871

Singapore - 0.2%
ComfortDelGro Corp. Ltd. (2)	352,000	669,027
Singapore Exchange Ltd. (2)	4,067	21,985

		691,012

South Africa - 0.4%
Anglo American plc (2)	48,926	1,308,593

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA (2)	3,512	154,394
Banco Bilbao Vizcaya Argentaria SA (2)	198,390	1,133,568
Endesa SA (2)	57,685	1,472,146
Iberdrola SA (2)	193,500	1,698,885
Red Electrica Corp. SA (2)	6,656	141,884

		4,600,877

Sweden - 1.6%
Investor AB, Class B (2)	2,204	99,349
Kinnevik AB, Class B (2)	1,380	35,792
Swedish Match AB (2)	46,727	2,384,144
Tele2 AB, Class B (2)	30,972	413,268
Telefonaktiebolaget LM Ericsson, Class B (2)	198,302	1,826,736
Telia Co. AB (2)	27,686	124,799
Volvo AB, Class B (2)	11,684	181,291

		5,065,379

Switzerland - 3.3%
Nestle SA (Registered) (2)	15,379	1,466,394
Novartis AG (Registered) (2)	20,793	1,998,614
Roche Holding AG (2)	17,907	4,934,361
Sonova Holding AG (Registered) (2)	4,893	969,645
Zurich Insurance Group AG (2)	3,688	1,220,863

		10,589,877

United Kingdom - 3.2%
3i Group plc (2)	9,545	122,399
Aviva plc (2)	134,101	721,119
Barclays plc (2)	502,294	1,011,756
BP plc (2)	279,252	2,027,783
BT Group plc (2)	212,052	616,079
Burberry Group plc (2)	50,016	1,274,742
Centrica plc (2)	885,669	1,319,291
Direct Line Insurance Group plc (2)	92,681	426,353
Fiat Chrysler Automobiles NV (2)	25,982	388,059
International Consolidated Airlines Group SA (2)	148,658	990,321
Linde plc (2)	2,102	370,103
Meggitt plc (2)	15,912	104,312
Unilever plc (2)	5,942	342,037
Vodafone Group plc (2)	350,986	639,584

		10,353,938

United States - 54.4%
AbbVie, Inc.	24,064	1,939,318
ABIOMED, Inc. *	1,197	341,851

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 54.4% (continued)
Accenture plc, Class A	676	$118,990
Adobe, Inc. *	8,694	2,316,864
AES Corp.	24,313	439,579
Aflac, Inc.	12,641	632,050
Akamai Technologies, Inc. *	1,653	118,537
Alkermes plc *	3,533	128,919
Allstate Corp. (The)	4,770	449,239
Alphabet, Inc., Class A *	2,116	2,490,299
Alphabet, Inc., Class C *	2,218	2,602,402
Altria Group, Inc.	31,594	1,814,443
Amazon.com, Inc. *	3,165	5,636,073
Ameren Corp.	6,866	504,994
American Electric Power Co., Inc.	10,935	915,806
American Tower Corp., REIT	4,396	866,276
Annaly Capital Management, Inc., REIT	13,882	138,681
Anthem, Inc.	7,205	2,067,691
Apple, Inc.	47,779	9,075,620
Applied Materials, Inc.	37,101	1,471,426
Athene Holding Ltd., Class A *	7,446	303,797
Autodesk, Inc. *	2,094	326,287
AutoZone, Inc. *	619	633,930
AvalonBay Communities, Inc., REIT	811	162,792
Bausch Health Cos., Inc. *	4,071	100,438
Berkshire Hathaway, Inc., Class B *	9,167	1,841,559
Best Buy Co., Inc.	11,890	844,903
Biogen, Inc. *	14,940	3,531,517
Boeing Co. (The)	5,135	1,958,592
Boston Properties, Inc., REIT	869	116,342
Bristol-Myers Squibb Co.	51,769	2,469,899
Broadridge Financial Solutions, Inc.	1,647	170,777
Capri Holdings Ltd. *	48,316	2,210,457
Cardinal Health, Inc.	13,160	633,654
CDW Corp.	10,798	1,040,603
Celgene Corp. *	3,386	319,435
Centene Corp. *	25,110	1,333,341
CenterPoint Energy, Inc.	18,994	583,116
Chevron Corp.	2,117	260,772
Cigna Corp.	7,129	1,146,486
Cisco Systems, Inc.	38,747	2,091,951
Cognizant Technology Solutions Corp., Class A	17,993	1,303,593
Comcast Corp., Class A	21,811	872,004
CommScope Holding Co., Inc. *	10,146	220,473
ConocoPhillips	34,344	2,292,119
Consolidated Edison, Inc.	5,327	451,783
Costco Wholesale Corp.	3,993	966,865
Crown Castle International Corp., REIT	1,970	252,160
Cummins, Inc.	1,439	227,175
Devon Energy Corp.	16,043	506,317
DexCom, Inc. *	3,928	467,825
Discover Financial Services	4,966	353,381
DXC Technology Co.	10,126	651,203
Eaton Corp. plc	4,768	384,110
Edwards Lifesciences Corp. *	2,028	388,017
Electronic Arts, Inc. *	2,576	261,799
Emerson Electric Co.	6,690	458,064
Equinix, Inc., REIT	222	100,602
Equity Residential, REIT	2,048	154,255

INVESTMENTS	SHARES	VALUE
United States - 54.4% (continued)
Essex Property Trust, Inc., REIT	720	$208,253
Exelon Corp.	91,860	4,604,942
Exxon Mobil Corp.	1,856	149,965
Facebook, Inc., Class A *	20,579	3,430,314
FedEx Corp.	564	102,315
Fortinet, Inc. *	15,929	1,337,558
Fox Corp., Class A *	2,822	103,596
Gilead Sciences, Inc.	23,959	1,557,575
H&R Block, Inc.	10,138	242,704
HCA Healthcare, Inc.	12,107	1,578,511
HollyFrontier Corp.	16,105	793,493
Home Depot, Inc. (The)	4,350	834,722
Honeywell International, Inc.	1,528	242,830
HP, Inc.	98,308	1,910,124
Humana, Inc.	9,505	2,528,330
Intel Corp.	67,417	3,620,293
International Business Machines Corp.	14,809	2,089,550
Intuit, Inc.	12,609	3,296,119
Johnson & Johnson	25,107	3,509,708
JPMorgan Chase & Co.	7,421	751,228
Keysight Technologies, Inc. *	9,241	805,815
KLA-Tencor Corp.	1,098	131,112
Kroger Co. (The)	15,624	384,350
Las Vegas Sands Corp.	9,491	578,571
Lululemon Athletica, Inc. *	2,816	461,458
LyondellBasell Industries NV, Class A	2,399	201,708
ManpowerGroup, Inc.	16,141	1,334,699
Marathon Oil Corp.	19,081	318,844
Marathon Petroleum Corp.	1,418	84,867
Mastercard, Inc., Class A	13,124	3,090,046
McKesson Corp.	9,405	1,100,949
Medtronic plc	17,447	1,589,073
Merck & Co., Inc.	55,763	4,637,809
MetLife, Inc.	31,339	1,334,101
Micron Technology, Inc. *	31,297	1,293,505
Microsoft Corp.	85,267	10,056,389
Monster Beverage Corp. *	29,052	1,585,658
Mylan NV *	27,402	776,573
NetApp, Inc.	3,765	261,065
NextEra Energy, Inc.	4,943	955,581
NIKE, Inc., Class B	19,553	1,646,558
Oracle Corp.	28,447	1,527,888
O’Reilly Automotive, Inc. *	275	106,783
PayPal Holdings, Inc. *	2,365	245,582
PepsiCo, Inc.	3,575	438,116
Pfizer, Inc.	114,518	4,863,578
Philip Morris International, Inc.	26,381	2,331,817
Phillips 66	13,885	1,321,435
Pinnacle West Capital Corp.	3,400	324,972
PNC Financial Services Group, Inc. (The)	1,337	163,996
Procter & Gamble Co. (The)	27,747	2,887,075
Progressive Corp. (The)	3,631	261,759
Prologis, Inc., REIT	2,980	214,411
Public Service Enterprise Group, Inc.	13,926	827,344
Public Storage, REIT	2,236	486,956
PVH Corp.	2,008	244,876
Ralph Lauren Corp.	10,313	1,337,390
Raytheon Co.	1,524	277,490

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
United States - 54.4% (continued)
Robert Half International, Inc.	11,343	$739,110
Ross Stores, Inc.	7,175	667,993
S&P Global, Inc.	1,101	231,816
salesforce.com, Inc. *	947	149,976
Simon Property Group, Inc., REIT	1,352	246,348
Skyworks Solutions, Inc.	12,544	1,034,629
Southwest Airlines Co.	24,875	1,291,261
Spirit AeroSystems Holdings, Inc., Class A	3,575	327,220
Starbucks Corp.	23,947	1,780,220
Steel Dynamics, Inc.	31,974	1,127,723
Symantec Corp.	46,601	1,071,357
Synchrony Financial	76,124	2,428,356
Tapestry, Inc.	8,341	270,999
Texas Instruments, Inc.	8,850	938,720
TJX Cos., Inc. (The)	28,524	1,517,762
Tractor Supply Co.	2,716	265,516
TripAdvisor, Inc. *	4,469	229,930
Tyson Foods, Inc., Class A	19,931	1,383,809
United Continental Holdings, Inc. *	1,326	105,788
United Therapeutics Corp. *	4,644	545,066
UnitedHealth Group, Inc.	5,286	1,307,016
Valero Energy Corp.	15,276	1,295,863
Ventas, Inc., REIT	2,800	178,668
Verizon Communications, Inc.	30,552	1,806,540
Walmart, Inc.	6,598	643,503
Wells Fargo & Co.	15,739	760,508
Welltower, Inc., REIT	3,001	232,878
Xerox Corp.	19,551	625,241
Xilinx, Inc.	11,398	1,445,152
Zoetis, Inc.	1,008	101,475

		174,594,223

TOTAL COMMON STOCKS (Cost $254,852,692)		285,961,015

SHORT-TERM INVESTMENTS - 8.6%
INVESTMENT COMPANIES - 8.6%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (e)(f)	7,666,725	7,666,725
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.37% (e)(f)	80,534	80,534
Limited Purpose Cash Investment Fund, 2.43% (e)	19,827,378	19,825,396

TOTAL SHORT-TERM INVESTMENTS (Cost $27,572,655)		27,572,655

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.37% (e)(g)	186,346	186,346

INVESTMENTS	SHARES	VALUE

Investment Companies - 0.3% (continued)
Limited Purpose Cash Investment Fund 2.43% (e)(g)	825,406	$825,323

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,011,752)		1,011,669

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.9% (Cost $283,437,099)		314,545,339

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.1% (h)		6,727,910

NET ASSETS - 100.0%		$321,273,249

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$15,662,932	4.9%
Consumer Discretionary	25,952,864	8.1
Consumer Staples	21,833,009	6.8
Energy	15,935,241	4.9
Financials	27,967,778	8.7
Health Care	53,800,408	16.7
Industrials	17,920,359	5.6
Information Technology	61,957,361	19.3
Materials	11,602,377	3.6
Real Estate	8,581,746	2.7
Utilities	24,746,940	7.7
Short-Term Investments	27,572,655	8.6
Securities Lending Collateral	1,011,669	0.3

Total Investments In Securities At Value	314,545,339	97.9
Other Assets in Excess of Liabilities (h)	6,727,910	2.1

Net Assets	$321,273,249	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2019. The total value of securities on loan at March 31, 2019 was $961,747.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $2,583,367, which represents approximately 0.80% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $137, which represents approximately 0.00% of net assets of the fund.

(e)	Represents 7-day effective yield as of March 31, 2019.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(h)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index April Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	04/29/2019	HKD	17,446,200	$33,634
MSCI Hong Kong Net Return Index	Decreases in total return of reference entity and pays the Hong Kong Interbank Offered Rate (“HIBOR”) plus or minus a specified spread (0.00%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	HKD	22,345,818	45,051
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (-1.00%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	EUR	5,049,792	188,843
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-4.20%)	Monthly	JPMC	06/19/2019	SEK	(21,273,478)	11,170

								278,698

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	NOTIONAL AMOUNT		VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (-0.25%)	Increases in total return of reference entity	Monthly	JPMC	06/24/2019	JPY	1,833,930,539	$ (123,580)
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.80%)	Monthly	JPMC	06/19/2019	EUR	(186,506)	(936)
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	06/21/2019	CHF	(4,371,000)	(78,349)

								(202,865)

								$75,833

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	382	4/2019	EUR	$22,895,209	$320,184
Hang Seng Index	12	4/2019	HKD	2,222,460	32,277
DAX Index	30	6/2019	EUR	9,704,119	(7,355)
FTSE 100 Index	205	6/2019	GBP	19,254,867	408,203
FTSE MIB Index	16	6/2019	EUR	1,861,297	18,424
TOPIX Index	44	6/2019	JPY	6,320,310	(10,868)

					760,865

Short Contracts
Amsterdam Exchange Index	(48)	4/2019	EUR	(5,900,656)	(167,294)
IBEX 35 Index	(46)	4/2019	EUR	(4,741,260)	(17,736)
MSCI Singapore Index	(3)	4/2019	SGD	(79,624)	(1,111)
OMXS30 Index	(114)	4/2019	SEK	(1,895,954)	(15,156)
S&P 500 E-Mini Index	(80)	6/2019	USD	(11,351,200)	(180,991)
S&P/TSX 60 Index	(37)	6/2019	CAD	(5,299,914)	(20,470)
SPI 200 Index	(198)	6/2019	AUD	(21,689,506)	(18,187)

					(420,945)

					$339,920

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	8,811,260	USD	6,239,963	CITG	6/19/2019	$25,643
AUD	8,811,260	USD	6,239,971	JPMC	6/19/2019	25,636
CAD	4,831,313	USD	3,608,856	CITG	6/19/2019	13,585
CAD	4,831,310	USD	3,608,858	JPMC	6/19/2019	13,580
CHF	457,500	USD	457,495	CITG	6/19/2019	5,411
CHF	457,500	USD	457,496	JPMC	6/19/2019	5,411
JPY	133,519,125	USD	1,206,426	CITG	6/19/2019	5,756
JPY	133,519,125	USD	1,206,428	JPMC	6/19/2019	5,755
NZD	7,216,211	USD	4,897,100	CITG	6/19/2019	24,630
NZD	7,216,207	USD	4,897,104	JPMC	6/19/2019	24,624
SEK	1,891,000	USD	202,092	CITG	6/19/2019	2,512
SEK	1,891,000	USD	202,092	JPMC	6/19/2019	2,512
SGD	30,000	USD	22,153	CITG	6/19/2019	17
SGD	30,000	USD	22,153	JPMC	6/19/2019	17
USD	230,934	AUD	324,000	CITG	6/19/2019	540
USD	230,933	AUD	324,000	JPMC	6/19/2019	540
USD	3,824,262	CHF	3,772,126	CITG	6/19/2019	7,558
USD	3,824,255	CHF	3,772,124	JPMC	6/19/2019	7,553
USD	1,499,762	DKK	9,772,500	CITG	6/19/2019	20,833
USD	1,499,760	DKK	9,772,500	JPMC	6/19/2019	20,831
USD	28,881,491	EUR	25,251,000	CITG	6/19/2019	366,117
USD	28,881,455	EUR	25,251,000	JPMC	6/19/2019	366,082
USD	3,485,421	GBP	2,641,141	CITG	6/19/2019	31,877
USD	3,485,404	GBP	2,641,131	JPMC	6/19/2019	31,872
USD	125,959	HKD	986,000	CITG	6/19/2019	53
USD	125,958	HKD	986,000	JPMC	6/19/2019	53
USD	13,485	ILS	48,500	CITG	6/19/2019	60
USD	13,485	ILS	48,500	JPMC	6/19/2019	60
USD	4,883,467	JPY	534,632,000	CITG	6/19/2019	29,693
USD	4,883,461	JPY	534,632,000	JPMC	6/19/2019	29,686
USD	1,126,698	NOK	9,633,464	CITG	6/19/2019	6,358
USD	1,126,694	NOK	9,633,445	JPMC	6/19/2019	6,357
USD	2,600,527	SEK	23,877,600	CITG	6/19/2019	16,992
USD	2,600,524	SEK	23,877,600	JPMC	6/19/2019	16,989
USD	225,537	SGD	304,000	CITG	6/19/2019	890
USD	225,538	SGD	304,000	JPMC	6/19/2019	891

Total unrealized appreciation						1,116,974

AUD	16,783,240	USD	11,996,894	CITG	6/19/2019	(62,484)
AUD	16,783,240	USD	11,996,909	JPMC	6/19/2019	(62,498)
CAD	12,594,193	USD	9,555,338	CITG	6/19/2019	(112,415)
CAD	12,594,182	USD	9,555,342	JPMC	6/19/2019	(112,427)
DKK	1,112,500	USD	170,070	CITG	6/19/2019	(1,709)
DKK	1,112,500	USD	170,070	JPMC	6/19/2019	(1,710)
EUR	3,955,500	USD	4,522,640	CITG	6/19/2019	(55,786)
EUR	3,955,500	USD	4,522,645	JPMC	6/19/2019	(55,791)
GBP	473,000	USD	625,586	CITG	6/19/2019	(7,093)
GBP	473,000	USD	625,587	JPMC	6/19/2019	(7,095)
HKD	8,462,500	USD	1,082,002	CITG	6/19/2019	(1,400)
HKD	8,462,500	USD	1,082,004	JPMC	6/19/2019	(1,402)
ILS	1,149,500	USD	320,382	CITG	6/19/2019	(2,206)
ILS	1,149,499	USD	320,392	JPMC	6/19/2019	(2,217)
JPY	414,366,375	USD	3,778,653	CITG	6/19/2019	(16,736)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
JPY	414,366,375	USD	3,778,657	JPMC	6/19/2019	$ (16,741)
NZD	24,022,794	USD	16,481,503	CITG	6/19/2019	(97,047)
NZD	24,022,789	USD	16,481,520	JPMC	6/19/2019	(97,068)
SEK	500,500	USD	54,577	CITG	6/19/2019	(423)
SEK	500,500	USD	54,577	JPMC	6/19/2019	(423)
SGD	7,000	USD	5,191	CITG	6/19/2019	(18)
SGD	7,000	USD	5,191	JPMC	6/19/2019	(18)
USD	190,742	AUD	271,000	CITG	6/19/2019	(1,963)
USD	190,742	AUD	271,000	JPMC	6/19/2019	(1,964)
USD	90,033	CAD	120,500	CITG	6/19/2019	(316)
USD	90,033	CAD	120,500	JPMC	6/19/2019	(316)
USD	17,525,242	CHF	17,405,382	CITG	6/19/2019	(85,834)
USD	17,525,206	CHF	17,405,368	JPMC	6/19/2019	(85,856)
USD	224,672	GBP	172,866	CITG	6/19/2019	(1,367)
USD	224,671	GBP	172,865	JPMC	6/19/2019	(1,367)
USD	9,526,746	JPY	1,052,832,500	CITG	6/19/2019	(31,627)
USD	9,526,734	JPY	1,052,832,500	JPMC	6/19/2019	(31,638)
USD	474,416	NOK	4,108,547	CITG	6/19/2019	(3,394)
USD	474,415	NOK	4,108,543	JPMC	6/19/2019	(3,395)
USD	3,862,268	SEK	35,816,400	CITG	6/19/2019	(13,035)
USD	3,862,263	SEK	35,816,401	JPMC	6/19/2019	(13,040)
USD	51,577	SGD	70,000	CITG	6/19/2019	(151)
USD	51,577	SGD	70,000	JPMC	6/19/2019	(151)

Total unrealized depreciation						(990,121)

Net unrealized appreciation						$126,853

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SGD - Singapore Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$5,554,143	$5,554,143

CITG
Investment Companies	360,674	—	360,674

GSIN
Investment Companies	80,534	—	80,534

JPMC
Investment Companies	7,306,052	—	7,306,052

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 88.4%

Australia - 9.0%
ASX Ltd.	5,022	$249,469
Aurizon Holdings Ltd.	382,828	1,237,676
BHP Group Ltd.	77,826	2,127,245
BHP Group plc	230,783	5,568,095
BlueScope Steel Ltd.	381,118	3,782,787
Caltex Australia Ltd.	96,141	1,788,628
CIMIC Group Ltd.	91,981	3,159,480
Crown Resorts Ltd.	39,632	324,121
Dexus, REIT	23,093	209,004
Flight Centre Travel Group Ltd.	3,471	103,690
Goodman Group, REIT	54,028	512,387
GPT Group (The), REIT	55,477	244,711
Lendlease Group	24,576	216,249
Mirvac Group, REIT	104,753	204,625
Newcrest Mining Ltd.	120,355	2,179,633
Origin Energy Ltd.	168,442	862,255
Rio Tinto Ltd.	12,593	876,998
Rio Tinto plc	125,508	7,294,913
Santos Ltd.	183,183	886,930
Scentre Group, REIT	147,628	430,940
South32 Ltd.	1,019,992	2,708,885
Stockland, REIT	62,453	170,826
Vicinity Centres, REIT	94,695	174,842
Woodside Petroleum Ltd.	69,522	1,706,768

		37,021,157

Belgium - 1.4%
Ageas	37,650	1,816,107
Groupe Bruxelles Lambert SA	1,290	125,414
KBC Group NV	6,844	478,470
UCB SA	38,813	3,334,127

		5,754,118

Chile - 0.3%
Antofagasta plc	99,268	1,248,957

China - 0.2%
Yangzijiang Shipbuilding Holdings Ltd.	897,200	996,304

Denmark - 2.4%
Danske Bank A/S	19,842	348,776
H Lundbeck A/S	20,640	895,055
Novo Nordisk A/S, Class B	132,844	6,943,141
Orsted A/S (a)	9,788	742,423
Pandora A/S	24,075	1,128,074

		10,057,469

Finland - 1.4%
Fortum OYJ	27,541	564,090
Neste OYJ	30,442	3,245,139
Nokia OYJ	27,249	155,227
Orion OYJ, Class B	10,403	390,906
Sampo OYJ, Class A	4,833	219,045
UPM-Kymmene OYJ	37,645	1,099,494

		5,673,901

France - 8.8%
Alstom SA	3,330	144,395

INVESTMENTS	SHARES	VALUE
France - 8.8% (continued)
Atos SE	16,779	$1,619,815
AXA SA	60,641	1,525,175
BNP Paribas SA	30,408	1,447,062
Capgemini SE	2,990	362,812
Carrefour SA	6,893	128,811
CNP Assurances	25,575	563,110
Credit Agricole SA	31,352	378,542
Dassault Aviation SA	106	156,349
Dassault Systemes SE	6,336	944,372
Electricite de France SA	125,432	1,717,085
Engie SA	333,903	4,979,445
Hermes International	1,868	1,233,389
Ipsen SA	1,386	190,064
Kering SA	870	499,034
Klepierre SA, REIT	5,535	193,664
L’Oreal SA	3,019	812,991
Pernod Ricard SA	696	124,974
Peugeot SA	113,251	2,763,510
Sanofi	57,475	5,082,179
Sartorius Stedim Biotech	920	116,573
Societe Generale SA	18,458	533,316
Suez	18,640	246,983
Thales SA	23,617	2,829,556
TOTAL SA	122,994	6,844,532
Unibail-Rodamco-Westfield, REIT	3,742	613,640

		36,051,378

Germany - 7.6%
adidas AG	1,995	485,227
Allianz SE (Registered)	29,340	6,538,349
Covestro AG (a)	75,680	4,175,359
Deutsche Boerse AG	5,074	650,586
Deutsche Lufthansa AG (Registered)	65,341	1,436,262
Deutsche Wohnen SE	9,934	482,050
E.ON SE	544,796	6,062,619
Fresenius Medical Care AG & Co. KGaA	12,490	1,009,441
Fresenius SE & Co. KGaA	10,315	576,525
HOCHTIEF AG	1,185	171,697
KION Group AG	1,884	98,586
Porsche Automobil Holding SE (Preference)	4,664	292,677
SAP SE	65,336	7,553,138
Siemens Healthineers AG (a)	5,136	214,430
Vonovia SE	7,064	366,590
Wirecard AG	7,582	952,472

		31,066,008

Hong Kong - 3.2%
CK Asset Holdings Ltd.	193,000	1,718,818
CK Infrastructure Holdings Ltd.	17,827	146,323
CLP Holdings Ltd.	74,500	864,095
Henderson Land Development Co. Ltd.	120,800	768,814
HKT Trust & HKT Ltd.	186,000	299,084
Hong Kong Exchanges & Clearing Ltd.	32,254	1,126,907
Kerry Properties Ltd.	358,500	1,602,790
Li & Fung Ltd.	1,284,000	231,308
Link REIT	67,882	794,740
PCCW Ltd.	64,000	39,790
Power Assets Holdings Ltd.	25,500	176,917

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Hong Kong - 3.2% (continued)
Sino Land Co. Ltd.	370,000	$716,420
Sun Hung Kai Properties Ltd.	95,000	1,633,119
Swire Properties Ltd.	146,800	631,810
Wharf Holdings Ltd. (The)	152,000	459,506
Wheelock & Co. Ltd.	149,000	1,093,524
Yue Yuen Industrial Holdings Ltd.	193,500	666,174

		12,970,139

Italy - 3.0%
Enel SpA	1,029,674	6,597,954
Eni SpA	206,356	3,646,007
Intesa Sanpaolo SpA	411,610	1,004,541
UniCredit SpA	73,669	946,315

		12,194,817

Japan - 20.0%
AGC, Inc.	7,300	256,416
Aisin Seiki Co. Ltd.	12,100	433,169
Alfresa Holdings Corp.	23,500	669,674
Alps Alpine Co. Ltd.	37,500	784,050
Astellas Pharma, Inc.	375,400	5,640,678
Bandai Namco Holdings, Inc.	48,600	2,281,817
Brother Industries Ltd.	36,100	670,472
Concordia Financial Group Ltd.	27,800	107,485
Credit Saison Co. Ltd.	11,800	156,126
Dai-ichi Life Holdings, Inc.	30,000	417,640
Daikin Industries Ltd.	1,900	223,335
Daito Trust Construction Co. Ltd.	2,487	346,981
Daiwa House Industry Co. Ltd.	8,395	267,361
East Japan Railway Co.	1,900	183,476
Eisai Co. Ltd.	11,500	647,069
Fuji Electric Co. Ltd.	30,200	859,821
FUJIFILM Holdings Corp.	3,700	168,528
Fujitsu Ltd.	21,000	1,518,712
Hikari Tsushin, Inc.	1,000	189,807
Hitachi High-Technologies Corp.	36,400	1,495,653
Hitachi Ltd.	123,900	4,025,588
Hoshizaki Corp.	7,000	434,535
Hoya Corp.	19,500	1,291,627
Hulic Co. Ltd.	8,000	78,607
IHI Corp.	7,200	173,451
ITOCHU Corp.	21,000	380,599
Japan Airlines Co. Ltd.	123,100	4,337,988
Japan Post Holdings Co. Ltd.	135,100	1,581,192
Japan Real Estate Investment Corp., REIT	41	241,682
Japan Retail Fund Investment Corp., REIT	73	146,700
JFE Holdings, Inc.	6,300	107,231
JTEKT Corp.	12,100	149,412
JXTG Holdings, Inc.	279,200	1,274,532
Kajima Corp.	34,400	508,870
Kamigumi Co. Ltd.	22,400	519,531
Kose Corp.	8,600	1,585,076
LIXIL Group Corp.	8,800	117,617
Marubeni Corp.	196,100	1,359,641
Mazda Motor Corp.	38,300	429,416
Medipal Holdings Corp.	12,900	306,941
Mitsubishi Corp.	75,400	2,099,229
Mitsubishi Electric Corp.	13,400	172,892
Mitsubishi Estate Co. Ltd.	38,020	689,870

INVESTMENTS	SHARES	VALUE
Japan - 20.0% (continued)
Mitsubishi Gas Chemical Co., Inc.	69,200	$991,191
Mitsubishi Motors Corp.	207,000	1,102,930
Mitsubishi UFJ Financial Group, Inc.	208,791	1,032,637
Mitsui & Co. Ltd.	106,000	1,649,407
Mitsui Fudosan Co. Ltd.	29,205	735,719
Nexon Co. Ltd.	67,400	1,059,954
Nikon Corp.	115,300	1,630,185
Nippon Building Fund, Inc., REIT	41	277,622
Nippon Express Co. Ltd.	21,900	1,221,060
Nippon Telegraph & Telephone Corp.	56,938	2,427,329
Nitto Denko Corp.	2,000	105,418
Nomura Real Estate Holdings, Inc.	3,900	75,047
Nomura Research Institute Ltd.	3,900	177,643
NTT DOCOMO, Inc.	39,500	875,464
Obayashi Corp.	32,900	331,589
Olympus Corp.	79,600	865,986
Ono Pharmaceutical Co. Ltd.	8,900	174,889
Otsuka Corp.	11,100	415,277
Panasonic Corp.	42,000	362,128
Pola Orbis Holdings, Inc.	17,000	543,767
Resona Holdings, Inc.	432,600	1,874,057
Seven & i Holdings Co. Ltd.	3,100	116,964
SG Holdings Co. Ltd.	17,600	513,439
Shimadzu Corp.	9,800	284,443
Shinsei Bank Ltd.	64,300	914,966
Shionogi & Co. Ltd.	56,000	3,476,569
Softbank Corp.	44,400	500,219
SoftBank Group Corp.	25,500	2,485,656
Sony Corp.	81,600	3,445,251
Sumitomo Corp.	116,200	1,611,031
Sumitomo Dainippon Pharma Co. Ltd.	78,700	1,953,262
Sumitomo Heavy Industries Ltd.	39,300	1,277,240
Sumitomo Mitsui Financial Group, Inc.	39,836	1,395,006
Sumitomo Realty & Development Co. Ltd.	12,261	508,713
Sundrug Co. Ltd.	6,800	187,669
Suzuken Co. Ltd.	11,000	638,052
Sysmex Corp.	3,800	230,191
Taiheiyo Cement Corp.	24,200	808,254
Taisei Corp.	33,800	1,572,470
Taisho Pharmaceutical Holdings Co. Ltd.	3,600	343,918
THK Co. Ltd.	25,900	643,262
Tohoku Electric Power Co., Inc.	13,800	176,206
Tokyo Electric Power Co. Holdings, Inc. *	180,300	1,140,597
Tokyo Gas Co. Ltd.	5,700	154,297
Tokyu Fudosan Holdings Corp.	12,883	77,202
Tosoh Corp.	10,600	165,394
Toyota Motor Corp.	1,800	106,039
Toyota Tsusho Corp.	18,200	594,665

		82,580,771

Luxembourg - 0.4%
SES SA, FDR	116,201	1,808,023

Macau - 0.1%
Wynn Macau Ltd.	140,800	332,520

Malta - 0.0% (b)
BGP Holdings plc (3)*(c)(d)	143,427	204

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE
Netherlands - 4.4%
ING Groep NV	98,316	$1,191,324
Koninklijke Ahold Delhaize NV	228,035	6,071,151
Koninklijke Philips NV	40,243	1,644,231
NN Group NV	15,632	650,392
Royal Dutch Shell plc, Class A	159,212	5,003,384
Royal Dutch Shell plc, Class B	96,178	3,039,762
Wolters Kluwer NV	8,812	600,355

		18,200,599

Singapore - 0.4%
Ascendas REIT,	102,137	219,532
CapitaLand Commercial Trust, REIT	121,300	173,792
CapitaLand Mall Trust, REIT	120,594	211,912
ComfortDelGro Corp. Ltd.	263,100	500,059
Genting Singapore Ltd.	660,300	507,917
Singapore Exchange Ltd.	25,572	138,234

		1,751,446

South Africa - 0.9%
Anglo American plc	109,758	2,935,629
Investec plc	133,687	770,381

		3,706,010

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	3,834	168,550
Banco Bilbao Vizcaya Argentaria SA	210,317	1,201,717
Endesa SA	161,937	4,132,701
Iberdrola SA	474,530	4,166,263
Mapfre SA	579,092	1,596,223
Red Electrica Corp. SA	33,481	713,704

		11,979,158

Sweden - 3.0%
Atlas Copco AB, Class B	6,481	160,745
Essity AB, Class B	4,915	141,839
Investor AB, Class B	9,454	426,156
Sandvik AB	92,941	1,511,603
Skandinaviska Enskilda Banken AB, Class A	60,906	527,624
Skanska AB, Class B	19,350	351,913
Swedbank AB, Class A	22,914	323,842
Swedish Match AB	113,366	5,784,255
Telefonaktiebolaget LM Ericsson, Class B	128,145	1,180,458
Telia Co. AB	36,562	164,809
Volvo AB, Class B	101,739	1,578,596

		12,151,840

Switzerland - 9.7%
Barry Callebaut AG (Registered)	77	139,180
Coca-Cola HBC AG	71,459	2,436,694
Glencore plc	286,987	1,189,320
Nestle SA (Registered)	115,364	11,000,006
Novartis AG (Registered)	61,731	5,933,555
Roche Holding AG	39,106	10,775,849
Sonova Holding AG (Registered)	17,709	3,509,389
UBS Group AG (Registered) *	27,777	337,034
Zurich Insurance Group AG	13,454	4,453,768

		39,774,795

INVESTMENTS	SHARES	VALUE
United Kingdom - 9.3%
3i Group plc	29,271	$375,354
AstraZeneca plc	10,147	809,948
Aviva plc	213,438	1,147,748
Barclays plc	1,887,578	3,802,092
BP plc	782,449	5,681,737
British Land Co. plc (The), REIT	28,168	216,264
BT Group plc	154,768	449,651
Burberry Group plc	224,864	5,731,040
Centrica plc	1,456,738	2,169,954
Diageo plc	7,814	319,765
Direct Line Insurance Group plc	130,294	599,381
GlaxoSmithKline plc	107,135	2,225,816
International Consolidated Airlines Group SA	337,329	2,247,198
Land Securities Group plc, REIT	21,547	256,538
Linde plc	8,642	1,521,614
Lloyds Banking Group plc	1,215,040	984,399
London Stock Exchange Group plc	8,751	541,302
Meggitt plc	33,517	219,722
National Grid plc	51,150	567,782
Reckitt Benckiser Group plc	1,411	117,427
Rolls-Royce Holdings plc	34,565	407,058
Royal Bank of Scotland Group plc	393,449	1,266,934
RSA Insurance Group plc	15,782	104,439
Standard Life Aberdeen plc	212,407	730,049
Unilever NV, CVA	37,583	2,191,142
Unilever plc	31,121	1,791,406
Vodafone Group plc	859,834	1,566,832

		38,042,592

TOTAL COMMON STOCKS (Cost $342,063,351)		363,362,206

SHORT-TERM INVESTMENTS - 8.7%
INVESTMENT COMPANIES - 8.7%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(e)(f)	9,779,332	9,779,332
Limited Purpose Cash Investment Fund, 2.43% (1)(e)	25,831,538	25,828,955

TOTAL SHORT-TERM INVESTMENTS (Cost $35,606,474)		35,608,287

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.1% (Cost $377,669,825)		398,970,493

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.9% (g)		12,085,029

NET ASSETS - 100.0%		$411,055,522

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$11,676,811	2.8%
Consumer Discretionary	24,279,423	5.9
Consumer Staples	33,493,115	8.2
Energy	33,979,673	8.3
Financials	46,598,890	11.3
Health Care	59,890,085	14.6
Industrials	39,167,081	9.5
Information Technology	22,308,659	5.4
Materials	38,886,419	9.5
Real Estate	17,762,612	4.3
Utilities	35,319,438	8.6
Short-Term Investments	35,608,287	8.7

Total Investments In Securities At Value	398,970,493	97.1
Other Assets in Excess of Liabilities (g)	12,085,029	2.9

Net Assets	$411,055,522	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $5,132,212, which represents approximately 1.25% of net assets of the fund.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $204, which represents approximately 0.00% of net assets of the fund.

(d)	Restricted Security.
(e)	Represents 7-day effective yield as of March 31, 2019.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Total return swap contracts outstanding as of March 31, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI France Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-1.30%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	EUR	473,474	$4,967
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-1.00%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	EUR	6,018,708	225,077

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-4.20%)	Monthly	JPMC	06/19/2019	SEK	(18,074,749)	$ 9,490

								239,534

MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.25%)	Increases in total return of reference entity	Monthly	JPMC	06/24/2019	JPY	1,117,252,544	(75,287)
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.60%)	Monthly	JPMC	06/19/2019	EUR	(1,766,614)	(42,049)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.45%)	Increases in total return of reference entity	Monthly	JPMC	06/21/2019	SGD	3,696,807	(678)
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.80%)	Monthly	JPMC	06/19/2019	EUR	(1,259,696)	(6,322)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.70%)	Monthly	JPMC	06/19/2019	CHF	(3,046,767)	$ (49,772)
Swiss Market Index June Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	06/21/2019	CHF	(24,366,000)	(455,633)

								(629,741)

								$(390,207)

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	562	4/2019	EUR	$33,683,527	$514,855
Hang Seng Index	1	4/2019	HKD	185,205	2,241
MSCI Singapore Index	1	4/2019	SGD	26,541	66
DAX Index	58	6/2019	EUR	18,761,297	(32,400)
FTSE 100 Index	171	6/2019	GBP	16,061,376	306,605
FTSE/MIB Index	59	6/2019	EUR	6,863,534	201,572
TOPIX Index	194	6/2019	JPY	27,866,823	(132,504)

					860,435

Short Contracts
Amsterdam Exchange Index	(75)	4/2019	EUR	(9,219,775)	(236,536)
IBEX 35 Index	(84)	4/2019	EUR	(8,657,954)	(32,388)
OMXS30 Index	(554)	4/2019	SEK	(9,213,670)	(69,581)
SPI 200 Index	(209)	6/2019	AUD	(22,894,478)	408

					(338,097)

					$522,338

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	18,849,577	USD	13,350,527	CITG	6/19/2019	$53,238
AUD	18,849,576	USD	13,350,543	JPMC	6/19/2019	53,221
CHF	92,000	USD	92,688	CITG	6/19/2019	399
CHF	92,000	USD	92,688	JPMC	6/19/2019	399
JPY	235,830,600	USD	2,130,958	CITG	6/19/2019	10,082
JPY	235,830,600	USD	2,130,960	JPMC	6/19/2019	10,080
NZD	12,641,475	USD	8,578,819	CITG	6/19/2019	43,146
NZD	12,641,475	USD	8,578,830	JPMC	6/19/2019	43,135
USD	532,261	AUD	748,500	CITG	6/19/2019	9
USD	532,260	AUD	748,500	JPMC	6/19/2019	9
USD	2,046,365	CHF	2,019,238	CITG	6/19/2019	3,265
USD	2,046,362	CHF	2,019,237	JPMC	6/19/2019	3,262
USD	1,443,911	DKK	9,407,500	CITG	6/19/2019	20,220
USD	1,443,909	DKK	9,407,500	JPMC	6/19/2019	20,218
USD	44,494,878	EUR	38,911,311	CITG	6/19/2019	553,229
USD	44,494,797	EUR	38,911,289	JPMC	6/19/2019	553,174
USD	3,263,576	GBP	2,471,099	CITG	6/19/2019	32,377
USD	3,263,566	GBP	2,471,094	JPMC	6/19/2019	32,373
USD	250,520	HKD	1,961,000	CITG	6/19/2019	115
USD	250,520	HKD	1,961,000	JPMC	6/19/2019	114
USD	47,163	ILS	169,500	CITG	6/19/2019	247
USD	47,163	ILS	169,500	JPMC	6/19/2019	247
USD	5,895,349	JPY	644,725,000	CITG	6/19/2019	42,072
USD	5,895,342	JPY	644,725,000	JPMC	6/19/2019	42,064
USD	2,721,302	SEK	24,978,500	CITG	6/19/2019	18,650
USD	2,721,299	SEK	24,978,500	JPMC	6/19/2019	18,646
USD	710,289	SGD	959,000	CITG	6/19/2019	1,616
USD	710,288	SGD	959,000	JPMC	6/19/2019	1,615

Total unrealized appreciation						1,557,222

AUD	29,755,975	USD	21,281,833	CITG	6/19/2019	(122,627)
AUD	29,755,972	USD	21,281,857	JPMC	6/19/2019	(122,655)
CHF	203,000	USD	206,086	CITG	6/19/2019	(687)
CHF	203,000	USD	206,086	JPMC	6/19/2019	(687)
DKK	762,500	USD	116,951	CITG	6/19/2019	(1,558)
DKK	762,500	USD	116,951	JPMC	6/19/2019	(1,558)
EUR	5,649,000	USD	6,464,394	CITG	6/19/2019	(85,108)
EUR	5,649,000	USD	6,464,402	JPMC	6/19/2019	(85,116)
GBP	886,000	USD	1,171,480	CITG	6/19/2019	(12,950)
GBP	886,000	USD	1,171,482	JPMC	6/19/2019	(12,952)
HKD	17,704,500	USD	2,263,800	CITG	6/19/2019	(3,061)
HKD	17,704,500	USD	2,263,803	JPMC	6/19/2019	(3,065)
ILS	4,276,001	USD	1,191,780	CITG	6/19/2019	(8,210)
ILS	4,275,999	USD	1,191,818	JPMC	6/19/2019	(8,245)
JPY	620,091,300	USD	5,654,068	CITG	6/19/2019	(24,432)
JPY	620,091,300	USD	5,654,075	JPMC	6/19/2019	(24,440)
NZD	42,083,525	USD	28,872,567	CITG	6/19/2019	(170,008)
NZD	42,083,525	USD	28,872,603	JPMC	6/19/2019	(170,043)
SEK	2,209,500	USD	242,236	CITG	6/19/2019	(3,170)
SEK	2,209,500	USD	242,236	JPMC	6/19/2019	(3,170)
SGD	2,833,148	USD	2,101,796	CITG	6/19/2019	(8,183)
SGD	2,833,152	USD	2,101,801	JPMC	6/19/2019	(8,186)
USD	778,310	AUD	1,096,500	CITG	6/19/2019	(1,401)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	778,309	AUD	1,096,500	JPMC	6/19/2019	$ (1,402)
USD	15,167,067	CHF	15,061,169	CITG	6/19/2019	(72,094)
USD	15,167,034	CHF	15,061,156	JPMC	6/19/2019	(72,112)
USD	244,672	GBP	188,254	CITG	6/19/2019	(1,488)
USD	244,670	GBP	188,253	JPMC	6/19/2019	(1,489)
USD	174,734	HKD	1,368,500	CITG	6/19/2019	(14)
USD	174,734	HKD	1,368,500	JPMC	6/19/2019	(14)
USD	18,005,669	JPY	1,990,172,000	CITG	6/19/2019	(62,548)
USD	18,005,646	JPY	1,990,172,000	JPMC	6/19/2019	(62,570)
USD	2,678,522	SEK	24,839,000	CITG	6/19/2019	(9,035)
USD	2,678,519	SEK	24,839,000	JPMC	6/19/2019	(9,038)
USD	32,854	SGD	44,500	CITG	6/19/2019	(30)
USD	32,854	SGD	44,500	JPMC	6/19/2019	(30)

Total unrealized depreciation						(1,173,376)

Net unrealized appreciation						$383,846

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$7,832,386	$7,832,386

CITG
Investment Companies	350,368	—	350,368

JPMC
Investment Companies	9,428,965	—	9,428,965

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 129.2%
COMMON STOCKS - 127.6%

Aerospace & Defense - 4.5%
Boeing Co. (The) (a)	499	$190,328
Curtiss-Wright Corp.	415	47,036
Huntington Ingalls Industries, Inc.	222	45,998
L3 Technologies, Inc.	51	10,525
Lockheed Martin Corp.	156	46,825
Raytheon Co.	785	142,933
Spirit AeroSystems Holdings, Inc., Class A	1,324	121,186
Teledyne Technologies, Inc. *	286	67,785

		672,616

Air Freight & Logistics - 0.1%
FedEx Corp.	99	17,960

Airlines - 0.2%
Southwest Airlines Co.	513	26,630

Auto Components - 0.2%
Lear Corp.	245	33,249

Banks - 3.7%
Bank of America Corp.	2,628	72,507
Citigroup, Inc.	1,670	103,907
Fifth Third Bancorp	336	8,474
First Citizens BancShares, Inc., Class A	51	20,767
JPMorgan Chase & Co. (a)	1,391	140,811
PNC Financial Services Group, Inc. (The)	123	15,087
Popular, Inc.	1,037	54,059
SunTrust Banks, Inc.	249	14,753
Wells Fargo & Co.	2,392	115,582

		545,947

Beverages - 0.4%
PepsiCo, Inc.	488	59,804

Biotechnology - 6.5%
AbbVie, Inc.	1,893	152,557
Alexion Pharmaceuticals, Inc. *	518	70,023
Alkermes plc *	182	6,641
Amgen, Inc.	412	78,272
Biogen, Inc. *(a)	616	145,610
Celgene Corp. *	401	37,830
Exelixis, Inc. *(a)	9,031	214,938
Gilead Sciences, Inc.	1,616	105,056
Incyte Corp. *	380	32,684
Ionis Pharmaceuticals, Inc. *	828	67,209
United Therapeutics Corp. *	538	63,145

		973,965

Building Products - 0.1%
Armstrong World Industries, Inc.	167	13,263

Capital Markets - 0.6%
Ameriprise Financial, Inc.	87	11,145
Federated Investors, Inc., Class B	801	23,477
Moody’s Corp.	115	20,825
Morgan Stanley	130	5,486

INVESTMENTS	SHARES	VALUE
Capital Markets - 0.6% (continued)
S&P Global, Inc.	152	$32,004
State Street Corp.	46	3,027

		95,964

Chemicals - 1.8%
Celanese Corp., Series A	796	78,493
Eastman Chemical Co.	109	8,271
Huntsman Corp.	426	9,581
LyondellBasell Industries NV, Class A	1,703	143,188
PolyOne Corp.	784	22,979

		262,512

Commercial Services & Supplies - 1.3%
Clean Harbors, Inc. *	677	48,426
Deluxe Corp.	123	5,377
Herman Miller, Inc.	1,005	35,356
HNI Corp.	75	2,722
MSA Safety, Inc.	140	14,476
Waste Management, Inc.	812	84,375

		190,732

Communications Equipment - 2.2%
Ciena Corp. *	1,038	38,759
Cisco Systems, Inc. (a)	3,963	213,962
CommScope Holding Co., Inc. *	1,508	32,769
F5 Networks, Inc. *	197	30,915
Juniper Networks, Inc.	568	15,035

		331,440

Consumer Finance - 0.4%
Synchrony Financial	2,077	66,256

Containers & Packaging - 0.1%
International Paper Co.	459	21,238

Diversified Consumer Services - 0.7%
Graham Holdings Co., Class B	6	4,099
H&R Block, Inc.	961	23,006
Weight Watchers International, Inc. *	3,951	79,613

		106,718

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *(a)	1,069	214,751

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	1,358	42,587
Verizon Communications, Inc.	978	57,829

		100,416

Electric Utilities - 2.3%
Exelon Corp. (a)	4,926	246,940
IDACORP, Inc.	559	55,643
OGE Energy Corp.	178	7,675
Pinnacle West Capital Corp.	294	28,101

		338,359

Electrical Equipment - 0.7%
Eaton Corp. plc	590	47,530
Emerson Electric Co.	250	17,118
nVent Electric plc	1,315	35,479

		100,127

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Electronic Equipment, Instruments & Components - 1.4%
CDW Corp.	527	$50,787
Keysight Technologies, Inc. *	524	45,693
Tech Data Corp. *	611	62,572
Zebra Technologies Corp., Class A *	272	56,992

		216,044

Energy Equipment & Services - 0.0% (b)
McDermott International, Inc. *	449	3,341

Entertainment - 2.5%
Activision Blizzard, Inc.	1,347	61,329
Electronic Arts, Inc. *	1,082	109,964
Viacom, Inc., Class B	1,620	45,473
Walt Disney Co. (The)	942	104,610
Zynga, Inc., Class A *	8,918	47,533

		368,909

Equity Real Estate Investment Trusts (REITs) - 2.5%
American Tower Corp.	63	12,415
AvalonBay Communities, Inc.	49	9,836
Boston Properties, Inc.	183	24,500
Brixmor Property Group, Inc.	5,264	96,700
Equinix, Inc.	77	34,893
Equity Residential	274	20,638
Host Hotels & Resorts, Inc.	497	9,393
Medical Properties Trust, Inc.	159	2,943
Outfront Media, Inc.	726	16,989
Prologis, Inc.	555	39,932
Public Storage	77	16,769
Retail Properties of America, Inc., Class A	1,281	15,615
Senior Housing Properties Trust	1,736	20,450
Simon Property Group, Inc.	162	29,518
Uniti Group, Inc.	1,986	22,223
Vornado Realty Trust	43	2,900

		375,714

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	251	60,777
Kroger Co. (The)	3,277	80,614
Walgreens Boots Alliance, Inc.	756	47,832
Walmart, Inc.	1,532	149,416

		338,639

Food Products - 1.6%
Archer-Daniels-Midland Co.	1,560	67,283
Ingredion, Inc.	165	15,624
Tyson Foods, Inc., Class A	2,242	155,662

		238,569

Gas Utilities - 0.1%
UGI Corp.	274	15,185

Health Care Equipment & Supplies - 5.5%
Abbott Laboratories	185	14,789
ABIOMED, Inc. *	182	51,977
Baxter International, Inc.	1,886	153,351
Boston Scientific Corp. *	759	29,130
Danaher Corp.	560	73,931
DexCom, Inc. *	488	58,121

INVESTMENTS	SHARES	VALUE

Health Care Equipment & Supplies - 5.5% (continued)
Edwards Lifesciences Corp. *	76	$14,541
Globus Medical, Inc., Class A *	860	42,493
Haemonetics Corp. *	1,246	109,000
IDEXX Laboratories, Inc. *	16	3,578
Inogen, Inc. *	570	54,361
Intuitive Surgical, Inc. *	76	43,364
Masimo Corp. *	439	60,705
Medtronic plc	1,058	96,363
NuVasive, Inc. *	246	13,970
Varian Medical Systems, Inc. *	28	3,968

		823,642

Health Care Providers & Services - 3.3%
Anthem, Inc.	258	74,041
Cardinal Health, Inc.	624	30,046
Centene Corp. *	1,066	56,605
Cigna Corp.	23	3,699
HCA Healthcare, Inc.	144	18,775
Humana, Inc.	421	111,986
McKesson Corp.	924	108,163
MEDNAX, Inc. *	74	2,010
UnitedHealth Group, Inc.	385	95,195

		500,520

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A *	250	31,715

Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	134	5,947
Chipotle Mexican Grill, Inc. *	10	7,103
Darden Restaurants, Inc.	388	47,130
Las Vegas Sands Corp.	1,691	103,083
Norwegian Cruise Line Holdings Ltd. *	240	13,191
Starbucks Corp.	143	10,631

		187,085

Household Durables - 0.1%
Toll Brothers, Inc.	114	4,127
Tupperware Brands Corp.	698	17,855

		21,982

Household Products - 0.9%
Kimberly-Clark Corp.	332	41,135
Procter & Gamble Co. (The)	898	93,437

		134,572

Industrial Conglomerates - 0.8%
General Electric Co.	5,743	57,372
Honeywell International, Inc.	390	61,979

		119,351

Insurance - 3.9%
Aflac, Inc.	2,284	114,200
Allstate Corp. (The)	1,082	101,903
Assured Guaranty Ltd.	946	42,031
Athene Holding Ltd., Class A *	1,082	44,146
Fidelity National Financial, Inc.	3,070	112,208
First American Financial Corp.	683	35,174
Progressive Corp. (The)	151	10,886

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Insurance - 3.9% (continued)
Prudential Financial, Inc.	36	$3,308
Reinsurance Group of America, Inc.	372	52,816
Travelers Cos., Inc. (The)	419	57,470
Unum Group	72	2,436

		576,578

Interactive Media & Services - 7.1%
Alphabet, Inc., Class A *(a)	224	263,623
Alphabet, Inc., Class C *(a)	174	204,156
Facebook, Inc., Class A *(a)	2,566	427,727
IAC/InterActiveCorp *	439	92,238
TripAdvisor, Inc. *	788	40,543
Yelp, Inc. *	1,001	34,534

		1,062,821

Internet & Direct Marketing Retail - 5.1%
Amazon.com, Inc. *(a)	303	539,567
Booking Holdings, Inc. *	65	113,419
eBay, Inc.	2,860	106,221

		759,207

IT Services - 7.1%
Accenture plc, Class A	25	4,400
Akamai Technologies, Inc. *	780	55,934
Amdocs Ltd.	150	8,116
Booz Allen Hamilton Holding Corp.	142	8,256
Broadridge Financial Solutions, Inc.	868	90,003
Cognizant Technology Solutions Corp., Class A	1,863	134,974
Conduent, Inc. *	5,218	72,165
DXC Technology Co.	1,249	80,323
EPAM Systems, Inc. *	422	71,373
First Data Corp., Class A *	310	8,144
International Business Machines Corp. (a)	1,389	195,988
Mastercard, Inc., Class A	318	74,873
MAXIMUS, Inc.	863	61,256
Okta, Inc. *	189	15,636
PayPal Holdings, Inc. *	1,090	113,186
Science Applications International Corp.	370	28,471
Twilio, Inc., Class A *	272	35,137
VeriSign, Inc. *	51	9,260

		1,067,495

Leisure Products - 0.1%
Brunswick Corp.	350	17,615

Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	1,022	82,148
Bruker Corp.	2,016	77,495
Charles River Laboratories International, Inc. *	132	19,173
IQVIA Holdings, Inc. *	29	4,172
Thermo Fisher Scientific, Inc.	210	57,481

		240,469

Machinery - 1.9%
Crane Co.	116	9,816
Cummins, Inc.	655	103,405
Gardner Denver Holdings, Inc. *	369	10,262

INVESTMENTS	SHARES	VALUE
Machinery - 1.9% (continued)
Ingersoll-Rand plc	844	$91,110
ITT, Inc.	451	26,158
Oshkosh Corp.	600	45,078
Wabtec Corp.	12	884

		286,713

Media - 2.3%
CBS Corp. (Non-Voting), Class B	1,473	70,012
Comcast Corp., Class A (a)	5,276	210,934
Fox Corp., Class A *	222	8,150
Fox Corp., Class B *	97	3,480
TEGNA, Inc.	3,717	52,410

		344,986

Metals & Mining - 0.9%
Reliance Steel & Aluminum Co.	703	63,453
Steel Dynamics, Inc.	1,840	64,897

		128,350

Multiline Retail - 1.5%
Dollar General Corp.	38	4,534
Kohl’s Corp.	508	34,935
Macy’s, Inc.	2,277	54,716
Target Corp.	1,540	123,600

		217,785

Multi-Utilities - 1.4%
Black Hills Corp.	825	61,108
CenterPoint Energy, Inc.	2,385	73,220
NorthWestern Corp.	790	55,624
Public Service Enterprise Group, Inc.	257	15,268

		205,220

Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	887	40,341
Chevron Corp.	203	25,006
Cimarex Energy Co.	31	2,167
ConocoPhillips (a)	2,933	195,749
Devon Energy Corp.	2,413	76,154
Exxon Mobil Corp.	1,484	119,907
HollyFrontier Corp.	1,922	94,697
Marathon Oil Corp.	94	1,571
Marathon Petroleum Corp.	1,485	88,877
PBF Energy, Inc., Class A	330	10,276
Phillips 66	936	89,079
Pioneer Natural Resources Co.	96	14,619
Southwestern Energy Co. *	4,680	21,949
Valero Energy Corp.	1,569	133,098
Whiting Petroleum Corp. *	713	18,638
World Fuel Services Corp.	1,935	55,902

		988,030

Personal Products - 0.0% (b)
Nu Skin Enterprises, Inc., Class A	127	6,078

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	2,672	127,481
Johnson & Johnson (a)	1,296	181,168
Merck & Co., Inc. (a)	2,264	188,297

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE

Pharmaceuticals - 5.1% (continued)
Mylan NV *	196	$5,554
Pfizer, Inc. (a)	6,102	259,152

		761,652

Professional Services - 1.0%
Insperity, Inc.	493	60,964
ManpowerGroup, Inc.	191	15,794
Robert Half International, Inc.	1,123	73,175

		149,933

Road & Rail - 0.7%
CSX Corp.	48	3,591
Norfolk Southern Corp.	353	65,972
Schneider National, Inc., Class B	1,454	30,607
Werner Enterprises, Inc.	213	7,274

		107,444

Semiconductors & Semiconductor Equipment - 4.6%
Applied Materials, Inc.	2,532	100,419
Intel Corp. (a)	4,110	220,707
KLA-Tencor Corp.	17	2,030
Lam Research Corp.	291	52,092
Micron Technology, Inc. *(a)	4,177	172,635
Texas Instruments, Inc.	1,240	131,527
Xilinx, Inc.	77	9,763

		689,173

Software - 11.3%
Adobe, Inc. *(a)	870	231,846
Aspen Technology, Inc. *	818	85,285
Autodesk, Inc. *	33	5,142
Cadence Design Systems, Inc. *	1,667	105,871
Citrix Systems, Inc.	35	3,488
Fortinet, Inc. *	851	71,459
Intuit, Inc.	419	109,531
Manhattan Associates, Inc. *	476	26,232
Microsoft Corp. (a)	5,946	701,271
Nuance Communications, Inc. *	943	15,965
Oracle Corp.	2,262	121,492
Red Hat, Inc. *	115	21,011
salesforce.com, Inc. *	217	34,366
Splunk, Inc. *	50	6,230
Symantec Corp.	6,406	147,274

		1,686,463

Specialty Retail - 5.2%
American Eagle Outfitters, Inc.	1,431	31,725
AutoZone, Inc. *	35	35,844
Bed Bath & Beyond, Inc.	2,216	37,650
Best Buy Co., Inc.	1,071	76,105
Foot Locker, Inc.	2,253	136,532
Home Depot, Inc. (The)	429	82,321
Lowe’s Cos., Inc.	763	83,526
Michaels Cos., Inc. (The) *	474	5,413
Ross Stores, Inc.	695	64,705
Sally Beauty Holdings, Inc. *	1,645	30,284
Signet Jewelers Ltd.	233	6,328
TJX Cos., Inc. (The)	1,866	99,290
Tractor Supply Co.	141	13,784

INVESTMENTS	SHARES	VALUE
Specialty Retail - 5.2% (continued)
Urban Outfitters, Inc. *	2,357	$69,862

		773,369

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc. (a)	3,258	618,857
Hewlett Packard Enterprise Co.	193	2,978
HP, Inc.	4,994	97,033
Xerox Corp.	324	10,362

		729,230

Textiles, Apparel & Luxury Goods - 3.9%
Capri Holdings Ltd. *	2,605	119,179
Columbia Sportswear Co.	138	14,377
Deckers Outdoor Corp. *	782	114,946
Lululemon Athletica, Inc. *	672	110,120
NIKE, Inc., Class B	1,552	130,694
PVH Corp.	21	2,561
Ralph Lauren Corp.	285	36,959
Skechers U.S.A., Inc., Class A *	1,428	47,995

		576,831

Tobacco - 0.1%
Philip Morris International, Inc.	190	16,794

Trading Companies & Distributors - 1.0%
MSC Industrial Direct Co., Inc., Class A	187	15,467
WESCO International, Inc. *	1,091	57,834
WW Grainger, Inc.	237	71,320

		144,621

TOTAL COMMON STOCKS (Cost $16,712,738)		19,084,072

EXCHANGE TRADED FUNDS - 1.3%
SPDR S&P 500 ETF Trust (Cost $170,150)	685	193,499

SHORT-TERM INVESTMENTS - 0.3%
INVESTMENT COMPANIES - 0.3%
Limited Purpose Cash Investment Fund, 2.43% (c)	31,736	31,733
UBS Select Treasury Preferred Fund, Class I, 2.35% (c)	10,597	10,597

TOTAL SHORT-TERM INVESTMENTS (Cost $42,330)		42,330

TOTAL LONG POSITIONS (Cost $16,925,218)		19,319,901

SHORT POSITIONS - (29.5)%
COMMON STOCKS - (29.5)%

Aerospace & Defense - (0.2)%
BWX Technologies, Inc.	(345)	(17,105)
TransDigm Group, Inc. *	(39)	(17,706)

		(34,811)

Auto Components - (1.8)%
Adient plc	(7,985)	(103,486)
Aptiv plc	(1,009)	(80,205)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Auto Components - (1.8)% (continued)
Visteon Corp. *	(1,211)	$(81,561)

		(265,252)

Automobiles - (0.8)%
Tesla, Inc. *	(405)	(113,343)

Banks - (2.3)%
Home BancShares, Inc.	(2,979)	(52,341)
Pinnacle Financial Partners, Inc.	(1,383)	(75,650)
Sterling Bancorp	(5,668)	(105,595)
United Bankshares, Inc.	(3,177)	(115,134)

		(348,720)

Biotechnology - (1.7)%
Agios Pharmaceuticals, Inc. *	(828)	(55,840)
Alnylam Pharmaceuticals, Inc. *	(67)	(6,261)
Bluebird Bio, Inc. *	(391)	(61,516)
Ligand Pharmaceuticals, Inc. *	(781)	(98,180)
Seattle Genetics, Inc. *	(530)	(38,817)

		(260,614)

Capital Markets - (0.2)%
Virtu Financial, Inc., Class A	(966)	(22,943)

Chemicals - (2.0)%
Albemarle Corp.	(1,498)	(122,806)
Element Solutions, Inc. *	(9,640)	(97,364)
International Flavors & Fragrances, Inc.	(596)	(76,759)

		(296,929)

Commercial Services & Supplies - (0.1)%
Stericycle, Inc. *	(249)	(13,551)

Communications Equipment - (0.2)%
ViaSat, Inc. *	(457)	(35,417)

Construction & Engineering - (0.5)%
Granite Construction, Inc.	(679)	(29,299)
MasTec, Inc. *	(959)	(46,128)

		(75,427)

Containers & Packaging - (0.3)%
Graphic Packaging Holding Co.	(4,169)	(52,654)

Electronic Equipment, Instruments & Components - (0.7)%
Cognex Corp.	(1,752)	(89,107)
IPG Photonics Corp. *	(57)	(8,651)
Littelfuse, Inc.	(61)	(11,131)

		(108,889)

Energy Equipment & Services - (1.9)%
Core Laboratories NV	(629)	(43,357)
Diamond Offshore Drilling, Inc. *	(2,745)	(28,795)
Dril-Quip, Inc. *	(1,535)	(70,380)
Ensco plc, Class A	(11,134)	(43,756)
Nabors Industries Ltd.	(1,347)	(4,634)
Transocean Ltd. *	(11,175)	(97,334)

		(288,256)

INVESTMENTS	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (0.1)%
Colony Capital, Inc.	(2,521)	$(13,412)

Food Products - (2.1)%
Campbell Soup Co.	(667)	(25,433)
Conagra Brands, Inc.	(5,630)	(156,176)
Hain Celestial Group, Inc. (The) *	(1,696)	(39,212)
Kraft Heinz Co. (The)	(1,037)	(33,858)
McCormick & Co., Inc. (Non-Voting)	(151)	(22,745)
Sanderson Farms, Inc.	(237)	(31,246)

		(308,670)

Health Care Equipment & Supplies - (0.8)%
Insulet Corp. *	(1,199)	(114,013)

Health Care Providers & Services - (0.4)%
Acadia Healthcare Co., Inc. *	(1,986)	(58,210)

Hotels, Restaurants & Leisure - (0.5)%
Caesars Entertainment Corp. *	(6,066)	(52,714)
Scientific Games Corp. *	(1,136)	(23,197)

		(75,911)

Household Durables - (0.9)%
Newell Brands, Inc.	(8,619)	(132,215)

IT Services - (0.9)%
Switch, Inc., Class A	(13,012)	(134,154)

Leisure Products - (0.2)%
Mattel, Inc. *	(2,842)	(36,946)

Machinery - (2.0)%
Middleby Corp. (The) *	(443)	(57,603)
Trinity Industries, Inc.	(1,609)	(34,964)
Wabtec Corp.	(2,297)	(169,335)
Welbilt, Inc. *	(2,426)	(39,738)

		(301,640)

Media - (0.6)%
GCI Liberty, Inc., Class A *	(268)	(14,903)
Meredith Corp.	(1,491)	(82,393)

		(97,296)

Metals & Mining - (1.4)%
Allegheny Technologies, Inc. *	(2,847)	(72,798)
Compass Minerals International, Inc.	(870)	(47,302)
Freeport-McMoRan, Inc.	(1,809)	(23,318)
Newmont Mining Corp.	(218)	(7,798)
Royal Gold, Inc.	(568)	(51,648)

		(202,864)

Oil, Gas & Consumable Fuels - (2.3)%
Callon Petroleum Co. *	(11,675)	(88,146)
Centennial Resource Development, Inc., Class A *	(2,722)	(23,926)
Concho Resources, Inc.	(134)	(14,869)
Hess Corp.	(903)	(54,388)
Matador Resources Co. *	(4,199)	(81,167)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Oil, Gas & Consumable Fuels - (2.3)% (continued)
ONEOK, Inc.	(1,213)	$(84,716)

		(347,212)

Pharmaceuticals - (0.2)%
Catalent, Inc. *	(409)	(16,601)
Perrigo Co. plc	(144)	(6,935)

		(23,536)

Road & Rail - (0.2)%
Knight-Swift Transportation Holdings, Inc.	(1,068)	(34,902)

Semiconductors & Semiconductor Equipment - (2.6)%
Advanced Micro Devices, Inc. *	(135)	(3,445)
Cree, Inc. *	(890)	(50,926)
Marvell Technology Group Ltd.	(5,668)	(112,737)
Microchip Technology, Inc.	(1,242)	(103,036)
Universal Display Corp.	(751)	(114,790)

		(384,934)

Software - (0.2)%
2U, Inc. *	(339)	(24,018)

Specialty Retail - (0.9)%
CarMax, Inc. *	(734)	(51,233)
Floor & Decor Holdings, Inc., Class A *	(2,065)	(85,119)

		(136,352)

Thrifts & Mortgage Finance - (0.4)%
LendingTree, Inc. *	(167)	(58,711)

Trading Companies & Distributors - (0.1)%
NOW, Inc. *	(821)	(11,461)

TOTAL COMMON STOCKS (Proceeds $(4,510,521))		(4,413,263)

TOTAL SHORT POSITIONS (Proceeds $(4,510,521))		(4,413,263)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.7% (Cost $12,414,697)		14,906,638

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		43,563

NET ASSETS - 100.0%		$14,950,201

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,779,835	11.9%
Consumer Discretionary	1,933,821	12.9
Consumer Staples	485,787	3.2
Energy	355,902	2.4
Exchange Traded Funds	193,499	1.3
Financials	1,069,123	7.2
Health Care	2,875,590	19.2
Industrials	1,357,599	9.1
Information Technology	4,032,433	27.0
Materials	(140,347)	(0.9)
Real Estate	362,302	2.4
Utilities	558,764	3.7
Short-Term Investments	42,330	0.3

Total Investments In Securities At Value	14,906,638	99.7
Other Assets in Excess of Liabilities	43,563	0.3

Net Assets	$14,950,201	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,864,664.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of March 31, 2019.

All securities are Level 1 with respect to ASC 820 (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 129.8%
COMMON STOCKS - 127.0%

Aerospace & Defense - 2.0%
AAR Corp.	153	$4,974
Maxar Technologies, Inc.	1,174	4,720
Moog, Inc., Class A (a)	159	13,825
Vectrus, Inc. *	870	23,133

		46,652

Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A *	190	7,761

Airlines - 0.3%
Allegiant Travel Co.	14	1,813
SkyWest, Inc.	80	4,343

		6,156

Auto Components - 1.4%
Cooper-Standard Holdings, Inc. *	81	3,804
Dana, Inc.	596	10,573
Stoneridge, Inc. *	466	13,449
Tenneco, Inc., Class A	153	3,390
Tower International, Inc.	22	463

		31,679

Banks - 3.2%
BancFirst Corp.	51	2,660
Bancorp, Inc. (The) *	978	7,902
Bank of NT Butterfield & Son Ltd. (The)	59	2,117
Chemical Financial Corp.	78	3,211
Community Trust Bancorp, Inc.	50	2,053
Customers Bancorp, Inc. *	231	4,230
Fifth Third Bancorp	194	4,893
Financial Institutions, Inc.	246	6,686
First Bancorp/PR	504	5,776
Great Southern Bancorp, Inc.	168	8,719
Hilltop Holdings, Inc.	612	11,169
IBERIABANK Corp.	37	2,653
International Bancshares Corp.	282	10,724
OFG Bancorp	100	1,979

		74,772

Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A *	6	1,768

Biotechnology - 8.6%
ACADIA Pharmaceuticals, Inc. *	143	3,839
Acorda Therapeutics, Inc. *	606	8,054
Aduro Biotech, Inc. *	411	1,636
Amicus Therapeutics, Inc. *	215	2,924
Arena Pharmaceuticals, Inc. *	79	3,542
Array BioPharma, Inc. *	252	6,144
Arrowhead Pharmaceuticals, Inc. *	68	1,248
CareDx, Inc. *(a)	375	11,820
Catalyst Biosciences, Inc. *	64	519
Eagle Pharmaceuticals, Inc. *	55	2,777
Emergent BioSolutions, Inc. *(a)	282	14,247
Enanta Pharmaceuticals, Inc. *(a)	181	17,289
FibroGen, Inc. *	60	3,261

INVESTMENTS	SHARES	VALUE

Biotechnology - 8.6% (continued)
Genomic Health, Inc. *(a)	388	$27,179
Halozyme Therapeutics, Inc. *	187	3,011
Idera Pharmaceuticals, Inc. *	1,255	3,200
ImmunoGen, Inc. *	345	935
Insmed, Inc. *	120	3,488
Intercept Pharmaceuticals, Inc. *	33	3,691
Jounce Therapeutics, Inc. *	992	6,150
Ligand Pharmaceuticals, Inc. *	87	10,937
Momenta Pharmaceuticals, Inc. *	289	4,199
Myriad Genetics, Inc. *	339	11,255
Natera, Inc. *	168	3,464
PDL BioPharma, Inc. *	1,337	4,974
Portola Pharmaceuticals, Inc. *	71	2,464
PTC Therapeutics, Inc. *	121	4,554
REGENXBIO, Inc. *(a)	240	13,754
Sangamo Therapeutics, Inc. *	144	1,374
Selecta Biosciences, Inc. *	854	2,024
Spark Therapeutics, Inc. *	36	4,100
Spectrum Pharmaceuticals, Inc. *	241	2,576
Vericel Corp. *	438	7,669
Voyager Therapeutics, Inc. *	40	766

		199,064

Building Products - 2.0%
Armstrong Flooring, Inc. *	303	4,121
Builders FirstSource, Inc. *	529	7,057
CSW Industrials, Inc. *	238	13,635
NCI Building Systems, Inc. *	3,427	21,110

		45,923

Capital Markets - 1.0%
Blucora, Inc. *	51	1,703
BrightSphere Investment Group plc	118	1,600
Federated Investors, Inc., Class B	280	8,207
Oppenheimer Holdings, Inc., Class A	263	6,843
Waddell & Reed Financial, Inc., Class A	152	2,628
Westwood Holdings Group, Inc.	45	1,587

		22,568

Chemicals - 1.9%
AdvanSix, Inc. *	204	5,828
Flotek Industries, Inc. *	58	188
Ingevity Corp. *	31	3,274
Kraton Corp. *	45	1,448
OMNOVA Solutions, Inc. *	1,217	8,543
PolyOne Corp.	248	7,269
Stepan Co.	7	613
Trinseo SA (a)	350	15,855

		43,018

Commercial Services & Supplies - 3.9%
Brady Corp., Class A	73	3,388
Ennis, Inc.	218	4,526
Heritage-Crystal Clean, Inc. *	242	6,643
Herman Miller, Inc.	208	7,317
Interface, Inc.	253	3,876
Kimball International, Inc., Class B	686	9,700
McGrath RentCorp (a)	311	17,593
Multi-Color Corp.	16	798

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Commercial Services & Supplies - 3.9% (continued)
Pitney Bowes, Inc.	358	$2,459
Quad/Graphics, Inc.	255	3,035
RR Donnelley & Sons Co.	1,599	7,547
SP Plus Corp. *	253	8,632
Steelcase, Inc., Class A	663	9,647
UniFirst Corp.	27	4,145

		89,306

Communications Equipment - 2.5%
ADTRAN, Inc.	780	10,686
Calix, Inc. *	754	5,806
Casa Systems, Inc. *	1,275	10,583
Comtech Telecommunications Corp.	19	441
Digi International, Inc. *	290	3,674
Extreme Networks, Inc. *	655	4,906
Finisar Corp. *	142	3,290
Lumentum Holdings, Inc. *	34	1,922
NETGEAR, Inc. *	74	2,451
Quantenna Communications, Inc. *	465	11,314
Ribbon Communications, Inc. *	702	3,615

		58,688

Construction & Engineering - 1.6%
Comfort Systems USA, Inc.	115	6,025
EMCOR Group, Inc. (a)	170	12,424
Great Lakes Dredge & Dock Corp. *	896	7,983
KBR, Inc.	524	10,003
MYR Group, Inc. *	13	450

		36,885

Consumer Finance - 1.1%
Enova International, Inc. *	354	8,078
FirstCash, Inc.	49	4,239
Green Dot Corp., Class A *	68	4,124
LendingClub Corp. *	451	1,394
Regional Management Corp. *	277	6,764

		24,599

Diversified Consumer Services - 2.1%
American Public Education, Inc. *	521	15,693
Career Education Corp. *	448	7,401
K12, Inc. *	316	10,785
Weight Watchers International, Inc. *(a)	708	14,266

		48,145

Diversified Telecommunication Services - 0.3%
Intelsat SA *	149	2,333
Ooma, Inc. *	148	1,960
Vonage Holdings Corp. *	58	582
Windstream Holdings, Inc. *	4,185	1,256

		6,131

Electric Utilities - 0.0% (b)
El Paso Electric Co.	19	1,118

Electrical Equipment - 2.0%
Allied Motion Technologies, Inc.	49	1,684
Atkore International Group, Inc. *	1,347	29,001
Encore Wire Corp.	141	8,068
EnerSys	68	4,431

INVESTMENTS	SHARES	VALUE

Electrical Equipment - 2.0% (continued)
Generac Holdings, Inc. *	48	$2,459
Vicor Corp. *	38	1,179

		46,822

Electronic Equipment, Instruments & Components - 3.9%
Anixter International, Inc. *	191	10,717
Control4 Corp. *	494	8,363
ePlus, Inc. *(a)	187	16,557
Fabrinet (Thailand) *	10	524
Insight Enterprises, Inc. *(a)	365	20,097
KEMET Corp.	150	2,546
Methode Electronics, Inc.	8	230
PC Connection, Inc.	99	3,630
ScanSource, Inc. *	84	3,009
SYNNEX Corp.	47	4,483
Tech Data Corp. *	102	10,446
Vishay Intertechnology, Inc.	247	4,562
Vishay Precision Group, Inc. *	107	3,661

		88,825

Energy Equipment & Services - 0.7%
KLX Energy Services Holdings, Inc. *	31	779
Mammoth Energy Services, Inc.	517	8,608
Matrix Service Co. *	233	4,562
Rowan Cos. plc, Class A *	179	1,932

		15,881

Entertainment - 1.1%
Glu Mobile, Inc. *(a)	1,574	17,220
Rosetta Stone, Inc. *	345	7,538

		24,758

Equity Real Estate Investment Trusts (REITs) - 3.8%
Alexander’s, Inc.	3	1,129
Americold Realty Trust	122	3,722
Ashford Hospitality Trust, Inc.	1,502	7,134
Braemar Hotels & Resorts, Inc.	1,365	16,667
Cedar Realty Trust, Inc.	7,148	24,303
CoreCivic, Inc.	175	3,404
CorePoint Lodging, Inc.	63	704
Franklin Street Properties Corp.	593	4,264
GEO Group, Inc. (The)	115	2,208
Getty Realty Corp.	183	5,861
Industrial Logistics Properties Trust	66	1,331
Kite Realty Group Trust	180	2,878
MedEquities Realty Trust, Inc.	183	2,037
Pebblebrook Hotel Trust	51	1,584
RPT Realty	136	1,633
Tier REIT, Inc.	49	1,404
Xenia Hotels & Resorts, Inc.	337	7,384

		87,647

Food & Staples Retailing - 1.1%
Ingles Markets, Inc., Class A	227	6,270
Natural Grocers by Vitamin Cottage, Inc. *	279	3,334
Performance Food Group Co. *	79	3,131
Smart & Final Stores, Inc. *	394	1,946
SpartanNash Co.	456	7,237
Weis Markets, Inc.	90	3,673

		25,591

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Food Products - 0.6%
Darling Ingredients, Inc. *	507	$10,976
Dean Foods Co.	142	430
John B Sanfilippo & Son, Inc.	33	2,372

		13,778

Health Care Equipment & Supplies - 6.8%
AngioDynamics, Inc. *	116	2,652
Cardiovascular Systems, Inc. *	303	11,714
Cutera, Inc. *	447	7,894
Globus Medical, Inc., Class A *(a)	364	17,985
Haemonetics Corp. *(a)	233	20,383
Inogen, Inc. *	23	2,194
Integer Holdings Corp. *	129	9,729
IntriCon Corp. *	121	3,035
Lantheus Holdings, Inc. *	502	12,289
LeMaitre Vascular, Inc.	78	2,418
LivaNova plc *	14	1,362
Meridian Bioscience, Inc.	59	1,039
Novocure Ltd. *	31	1,493
NuVasive, Inc. *	51	2,896
OraSure Technologies, Inc. *	371	4,137
Orthofix Medical, Inc. *	17	959
STAAR Surgical Co. *(a)	508	17,369
Surmodics, Inc. *	230	10,000
Tandem Diabetes Care, Inc. *(a)	365	23,177
Utah Medical Products, Inc.	54	4,765

		157,490

Health Care Providers & Services - 3.9%
Addus HomeCare Corp. *	91	5,787
Amedisys, Inc. *(a)	101	12,449
Brookdale Senior Living, Inc. *	726	4,777
Community Health Systems, Inc. *	489	1,824
CorVel Corp. *(a)	294	19,181
Cross Country Healthcare, Inc. *	562	3,951
Ensign Group, Inc. (The)	76	3,890
Magellan Health, Inc. *	45	2,966
Patterson Cos., Inc.	153	3,343
Providence Service Corp. (The) *	18	1,199
RadNet, Inc. *	564	6,988
Tenet Healthcare Corp. *	411	11,853
Tivity Health, Inc. *	128	2,248
Triple-S Management Corp., Class B *	403	9,197

		89,653

Health Care Technology - 2.2%
Allscripts Healthcare Solutions, Inc. *	104	992
Castlight Health, Inc., Class B *	928	3,480
HealthStream, Inc. *	571	16,022
HMS Holdings Corp. *(a)	432	12,792
NextGen Healthcare Information Systems LLC *(a)	910	15,315
Tabula Rasa HealthCare, Inc. *	45	2,539

		51,140

Hotels, Restaurants & Leisure - 2.7%
Belmond Ltd., Class A (United Kingdom) *	100	2,493
Biglari Holdings, Inc., Class B *	9	1,272
BJ’s Restaurants, Inc.	207	9,787

INVESTMENTS	SHARES	VALUE
Hotels, Restaurants & Leisure - 2.7% (continued)
Bloomin’ Brands, Inc. (a)	683	$13,967
Boyd Gaming Corp.	256	7,004
Carrols Restaurant Group, Inc. *	24	239
Cheesecake Factory, Inc. (The)	8	392
Dave & Buster’s Entertainment, Inc.	83	4,139
International Speedway Corp., Class A	118	5,148
RCI Hospitality Holdings, Inc.	66	1,516
Ruth’s Hospitality Group, Inc.	571	14,612
Texas Roadhouse, Inc.	30	1,866

		62,435

Household Durables - 1.2%
La-Z-Boy, Inc.	69	2,276
Roku, Inc. *	41	2,645
Tupperware Brands Corp.	385	9,848
Turtle Beach Corp. *	296	3,363
ZAGG, Inc. *	920	8,344

		26,476

Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C	282	4,261

Insurance - 4.9%
Ambac Financial Group, Inc. *	550	9,966
Argo Group International Holdings Ltd.	187	13,214
CNO Financial Group, Inc.	545	8,818
Employers Holdings, Inc. (a)	530	21,258
Enstar Group Ltd. *	12	2,088
FedNat Holding Co.	724	11,613
Genworth Financial, Inc., Class A *	530	2,030
Maiden Holdings Ltd.	9,914	7,363
National Western Life Group, Inc., Class A	29	7,612
Safety Insurance Group, Inc.	101	8,801
Stewart Information Services Corp.	26	1,110
Third Point Reinsurance Ltd. *	787	8,169
Universal Insurance Holdings, Inc.	332	10,292

		112,334

Interactive Media & Services - 0.9%
Care.com, Inc. *	470	9,287
Cargurus, Inc. *	71	2,844
Liberty TripAdvisor Holdings, Inc., Class A *	175	2,483
QuinStreet, Inc. *	192	2,571
Yelp, Inc. *	121	4,175

		21,360

Internet & Direct Marketing Retail - 2.8%
1-800-Flowers.com, Inc., Class A *(a)	1,309	23,863
Etsy, Inc. *(a)	261	17,545
Groupon, Inc. *	3,587	12,734
Lands’ End, Inc. *	221	3,671
Liberty Expedia Holdings, Inc., Class A *	59	2,525
PetMed Express, Inc.	59	1,344
Shutterfly, Inc. *	30	1,219
Shutterstock, Inc.	35	1,632

		64,533

IT Services - 3.8%
CACI International, Inc., Class A *	4	728

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
IT Services - 3.8% (continued)
Cardtronics plc, Class A *	242	$8,610
EVERTEC, Inc.	603	16,769
Hackett Group, Inc. (The)	202	3,192
Limelight Networks, Inc. *	1,909	6,166
MAXIMUS, Inc.	133	9,440
MoneyGram International, Inc. *	6,617	13,499
NIC, Inc.	38	649
Perficient, Inc. *	43	1,178
Perspecta, Inc.	220	4,448
Science Applications International Corp.	25	1,924
Sykes Enterprises, Inc. *	37	1,046
Travelport Worldwide Ltd.	839	13,198
Unisys Corp. *	613	7,154

		88,001

Leisure Products - 1.2%
Johnson Outdoors, Inc., Class A	139	9,919
MasterCraft Boat Holdings, Inc. *	542	12,233
Nautilus, Inc. *	1,084	6,027

		28,179

Life Sciences Tools & Services - 1.0%
Luminex Corp.	83	1,910
Medpace Holdings, Inc. *(a)	322	18,988
Pacific Biosciences of California, Inc. *	146	1,056

		21,954

Machinery - 2.3%
Columbus McKinnon Corp.	80	2,748
EnPro Industries, Inc.	26	1,676
Global Brass & Copper Holdings, Inc.	289	9,953
Gorman-Rupp Co. (The)	79	2,681
Harsco Corp. *	438	8,830
Meritor, Inc. *	202	4,111
Milacron Holdings Corp. *	218	2,468
Mueller Water Products, Inc., Class A	305	3,062
Standex International Corp.	35	2,569
TriMas Corp. *(a)	417	12,606
Wabash National Corp.	172	2,330

		53,034

Media - 0.6%
Entravision Communications Corp., Class A	2,921	9,464
National CineMedia, Inc.	110	775
Sinclair Broadcast Group, Inc., Class A	49	1,886
WideOpenWest, Inc. *	284	2,584

		14,709

Metals & Mining - 2.3%
Carpenter Technology Corp.	45	2,063
Materion Corp.	67	3,823
Ryerson Holding Corp. *	1,497	12,814
Schnitzer Steel Industries, Inc., Class A	364	8,736
SunCoke Energy, Inc. *	383	3,252
Warrior Met Coal, Inc. (a)	767	23,317

		54,005

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance, Inc.	181	3,294

INVESTMENTS	SHARES	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.4% (continued)
Blackstone Mortgage Trust, Inc., Class A	152	$5,253

		8,547

Multiline Retail - 0.5%
Big Lots, Inc.	277	10,532

Multi-Utilities - 0.1%
Avista Corp.	79	3,209

Oil, Gas & Consumable Fuels - 3.4%
Abraxas Petroleum Corp. *	3,803	4,754
Arch Coal, Inc., Class A (a)	171	15,607
California Resources Corp. *	65	1,671
CONSOL Energy, Inc. *	81	2,772
CVR Energy, Inc. (a)	404	16,645
Delek US Holdings, Inc.	264	9,615
Denbury Resources, Inc. *	1,251	2,564
Evolution Petroleum Corp.	535	3,611
Laredo Petroleum, Inc. *	545	1,684
Northern Oil and Gas, Inc. *	1,589	4,354
Penn Virginia Corp. *	16	706
SandRidge Energy, Inc. *	796	6,384
Teekay Tankers Ltd., Class A *	675	655
W&T Offshore, Inc. *	1,039	7,169

		78,191

Paper & Forest Products - 1.1%
Boise Cascade Co.	162	4,335
Louisiana-Pacific Corp. (a)	503	12,263
Schweitzer-Mauduit International, Inc.	21	813
Verso Corp., Class A *	360	7,712

		25,123

Personal Products - 1.2%
Medifast, Inc. (a)	102	13,010
USANA Health Sciences, Inc. *(a)	171	14,342

		27,352

Pharmaceuticals - 3.1%
Akorn, Inc. *	2,481	8,733
Assertio Therapeutics, Inc. *	744	3,772
Corcept Therapeutics, Inc. *	306	3,593
Endo International plc *	2,181	17,513
Horizon Pharma plc *	342	9,039
Innoviva, Inc. *	239	3,353
Intersect ENT, Inc. *	33	1,061
Lannett Co., Inc. *	42	331
Mallinckrodt plc *	245	5,326
Pacira Pharmaceuticals, Inc. *	145	5,519
Phibro Animal Health Corp., Class A	329	10,857
Supernus Pharmaceuticals, Inc. *	26	911
Tetraphase Pharmaceuticals, Inc. *	791	1,060

		71,068

Professional Services - 5.7%
Barrett Business Services, Inc.	251	19,410
CRA International, Inc.	142	7,177
Heidrick & Struggles International, Inc.	160	6,133
Insperity, Inc. (a)	300	37,098

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Professional Services - 5.7% (continued)
Kelly Services, Inc., Class A	88	$1,941
Kforce, Inc.	1,060	37,227
Navigant Consulting, Inc.	446	8,684
Resources Connection, Inc.	117	1,935
TrueBlue, Inc. *	536	12,671

		132,276

Real Estate Management & Development - 0.7%
HFF, Inc., Class A (a)	348	16,617

Road & Rail - 0.7%
ArcBest Corp.	96	2,956
Covenant Transportation Group, Inc., Class A *	371	7,042
Universal Logistics Holdings, Inc.	277	5,451

		15,449

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Energy Industries, Inc. *	102	5,067
Amkor Technology, Inc. *	1,306	11,153
Axcelis Technologies, Inc. *	41	825
Cabot Microelectronics Corp. (a)	113	12,652
Cirrus Logic, Inc. *	66	2,777
Entegris, Inc.	122	4,354
FormFactor, Inc. *	110	1,770
Integrated Device Technology, Inc. *	184	9,014
Lattice Semiconductor Corp. *(a)	1,006	12,002
Nanometrics, Inc. *	291	8,986
Photronics, Inc. *	501	4,734
Rudolph Technologies, Inc. *	621	14,159
Semtech Corp. *	76	3,869
SMART Global Holdings, Inc. *	136	2,611
Synaptics, Inc. *	40	1,590

		95,563

Software - 9.7%
8x8, Inc. *	459	9,272
A10 Networks, Inc. *	780	5,530
Appfolio, Inc., Class A *(a)	243	19,294
Avaya Holdings Corp. *	285	4,797
Bottomline Technologies DE, Inc. *	89	4,458
Box, Inc., Class A *	405	7,821
Cloudera, Inc. *	134	1,466
CommVault Systems, Inc. *	77	4,985
eGain Corp. *	1,451	15,163
Ellie Mae, Inc. *	38	3,750
Five9, Inc. *	89	4,702
j2 Global, Inc.	66	5,716
LivePerson, Inc. *	250	7,255
MicroStrategy, Inc., Class A *	84	12,117
Mitek Systems, Inc. *	36	441
MobileIron, Inc. *	1,045	5,716
New Relic, Inc. *	56	5,527
OneSpan, Inc. *	197	3,786
Progress Software Corp.	228	10,116
Qualys, Inc. *	119	9,846
Rapid7, Inc. *	127	6,427
SailPoint Technologies Holding, Inc. *	154	4,423
SPS Commerce, Inc. *(a)	145	15,379
Trade Desk, Inc. (The), Class A *	60	11,877

INVESTMENTS	SHARES	VALUE
Software - 9.7% (continued)
Varonis Systems, Inc. *	88	$5,247
Verint Systems, Inc. *(a)	274	16,402
Yext, Inc. *	100	2,186
Zix Corp. *	2,065	14,207
Zscaler, Inc. *	67	4,752

		222,658

Specialty Retail - 5.1%
Abercrombie & Fitch Co., Class A	85	2,330
American Eagle Outfitters, Inc.	132	2,926
America’s Car-Mart, Inc. *	16	1,461
Asbury Automotive Group, Inc. *	43	2,983
Ascena Retail Group, Inc. *	696	752
Barnes & Noble Education, Inc. *	562	2,360
Bed Bath & Beyond, Inc.	299	5,080
Boot Barn Holdings, Inc. *	124	3,651
Buckle, Inc. (The)	167	3,126
Cato Corp. (The), Class A	462	6,921
Chico’s FAS, Inc.	156	666
Children’s Place, Inc. (The)	92	8,950
Citi Trends, Inc.	369	7,125
DSW, Inc., Class A (a)	638	14,176
Express, Inc. *	1,184	5,068
Francesca’s Holdings Corp. *	4,395	2,973
Genesco, Inc. *	152	6,924
Hibbett Sports, Inc. *	430	9,808
J. Jill, Inc.	468	2,569
Pier 1 Imports, Inc.	5,121	3,910
Shoe Carnival, Inc.	48	1,633
Signet Jewelers Ltd.	312	8,474
Tailored Brands, Inc.	707	5,543
Tilly’s, Inc., Class A	600	6,678
Zumiez, Inc. *	27	672

		116,759

Technology Hardware, Storage & Peripherals - 0.3%
Diebold Nixdorf, Inc.	660	7,306
Immersion Corp. *	26	219

		7,525

Textiles, Apparel & Luxury Goods - 3.0%
Crocs, Inc. *	470	12,103
Deckers Outdoor Corp. *(a)	175	25,723
Fossil Group, Inc. *	149	2,044
Movado Group, Inc.	226	8,222
Rocky Brands, Inc.	170	4,073
Vera Bradley, Inc. *	1,237	16,390

		68,555

Thrifts & Mortgage Finance - 3.3%
Dime Community Bancshares, Inc.	535	10,021
Essent Group Ltd. *	77	3,346
Federal Agricultural Mortgage Corp., Class C	14	1,014
First Defiance Financial Corp.	230	6,610
MGIC Investment Corp. *(a)	2,914	38,436
Ocwen Financial Corp. *	166	302
Radian Group, Inc. (a)	741	15,368

		75,097

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Tobacco - 0.2%
Pyxus International, Inc. *	173	$4,133
Vector Group Ltd.	105	1,133

		5,266

Trading Companies & Distributors - 1.7%
BMC Stock Holdings, Inc. *	266	4,700
GMS, Inc. *	739	11,174
Herc Holdings, Inc. *	22	857
Rush Enterprises, Inc., Class A	231	9,658
Systemax, Inc.	512	11,592
Univar, Inc. *	14	311
Veritiv Corp. *	33	869

		39,161

Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. *	63	1,467
NII Holdings, Inc. *	835	1,636
Shenandoah Telecommunications Co.	61	2,706

		5,809

TOTAL COMMON STOCKS (Cost $2,799,179)		2,921,856

EXCHANGE TRADED FUNDS - 1.5%
iShares Russell 2000 ETF (Cost $35,538)	227	34,751

	NO. OF RIGHTS

RIGHTS - 0.0% (b)

Food Products - 0.0% (b)
Schuman, Inc., CVR (3)*(c) (Cost $84)	44	23

	SHARES

SHORT-TERM INVESTMENTS - 1.3%
INVESTMENT COMPANIES - 1.3%
Limited Purpose Cash Investment Fund, 2.43% (d)	28,913	28,910
UBS Select Treasury Preferred Fund, Class I, 2.35% (d)	1,956	1,956

TOTAL SHORT-TERM INVESTMENTS (Cost $30,866)		30,866

TOTAL LONG POSITIONS (Cost $2,865,667)		2,987,496

SHORT POSITIONS - (29.9)%
COMMON STOCKS - (29.9)%

Aerospace & Defense - (0.9)%
KeyW Holding Corp. (The) *	(685)	(5,905)
Kratos Defense & Security Solutions, Inc. *	(590)	(9,222)
Mercury Systems, Inc. *	(81)	(5,190)

		(20,317)

Auto Components - (1.3)%
Dorman Products, Inc. *	(12)	(1,057)
Fox Factory Holding Corp. *	(55)	(3,844)
LCI Industries	(18)	(1,383)

INVESTMENTS	SHARES	VALUE
Auto Components - (1.3)% (continued)
Motorcar Parts of America, Inc. *	(995)	$(18,776)
Superior Industries International, Inc.	(1,006)	(4,788)

		(29,848)

Beverages - 0.0% (b)
MGP Ingredients, Inc.	(11)	(849)

Biotechnology - (0.8)%
Adamas Pharmaceuticals, Inc. *	(186)	(1,322)
Alder Biopharmaceuticals, Inc. *	(424)	(5,787)
Assembly Biosciences, Inc. *	(122)	(2,402)
CASI Pharmaceuticals, Inc. *	(1,609)	(4,618)
Flexion Therapeutics, Inc. *	(193)	(2,409)
GlycoMimetics, Inc. *	(180)	(2,243)

		(18,781)

Building Products - (2.8)%
AAON, Inc.	(462)	(21,335)
American Woodmark Corp. *	(424)	(35,035)
Gibraltar Industries, Inc. *	(49)	(1,990)
JELD-WEN Holding, Inc. *	(280)	(4,945)

		(63,305)

Capital Markets - (0.1)%
Greenhill & Co., Inc.	(72)	(1,549)

Chemicals - (0.5)%
Rayonier Advanced Materials, Inc.	(658)	(8,922)
Tronox Holdings plc, Class A	(211)	(2,775)

		(11,697)

Commercial Services & Supplies - (0.4)%
LSC Communications, Inc.	(204)	(1,332)
Team, Inc. *	(412)	(7,210)

		(8,542)

Communications Equipment - (0.2)%
Infinera Corp. *	(952)	(4,132)
ViaSat, Inc. *	(18)	(1,395)

		(5,527)

Construction & Engineering - (0.3)%
Argan, Inc.	(12)	(599)
NV5 Global, Inc. *	(110)	(6,530)

		(7,129)

Diversified Telecommunication Services - (0.2)%
ORBCOMM, Inc. *	(838)	(5,682)

Electronic Equipment, Instruments & Components - (0.4)%
PAR Technology Corp. *	(359)	(8,781)

Energy Equipment & Services - (2.4)%
CARBO Ceramics, Inc. *	(112)	(392)
Diamond Offshore Drilling, Inc. *	(96)	(1,007)
Dril-Quip, Inc. *	(223)	(10,224)
Forum Energy Technologies, Inc. *	(456)	(2,330)
Frank’s International NV *	(466)	(2,894)
ION Geophysical Corp. *	(581)	(8,390)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE

Energy Equipment & Services - (2.4)% (continued)
McDermott International, Inc. *	(29)	$(216)
Noble Corp. plc *	(202)	(580)
Oceaneering International, Inc. *	(262)	(4,132)
Oil States International, Inc. *	(386)	(6,547)
TETRA Technologies, Inc. *	(2,900)	(6,786)
Tidewater, Inc. *	(370)	(8,580)
US Silica Holdings, Inc.	(145)	(2,517)

		(54,595)

Entertainment - (0.1)%
Liberty Media Corp.-Liberty Braves, Class C *	(121)	(3,360)

Health Care Equipment & Supplies - (0.4)%
CryoPort, Inc. *	(305)	(3,941)
GenMark Diagnostics, Inc. *	(221)	(1,567)
Senseonics Holdings, Inc. *	(1,316)	(3,224)

		(8,732)

Health Care Providers & Services - (1.1)%
PetIQ, Inc. *	(785)	(24,657)

Health Care Technology - (0.4)%
Inovalon Holdings, Inc., Class A *	(233)	(2,896)
Vocera Communications, Inc. *	(205)	(6,484)

		(9,380)

Hotels, Restaurants & Leisure - (0.5)%
Del Frisco’s Restaurant Group, Inc. *	(887)	(5,686)
Golden Entertainment, Inc. *	(372)	(5,267)

		(10,953)

Household Durables - (1.8)%
Century Communities, Inc. *	(583)	(13,975)
Installed Building Products, Inc. *	(265)	(12,852)
LGI Homes, Inc. *	(257)	(15,482)

		(42,309)

Insurance - (0.1)%
MBIA, Inc. *	(215)	(2,047)

Internet & Direct Marketing Retail - 0.0% (b)
Gaia, Inc. *	(112)	(1,025)

IT Services - (0.2)%
Internap Corp. *	(983)	(4,876)

Machinery - (1.5)%
CIRCOR International, Inc. *	(325)	(10,595)
Energy Recovery, Inc. *	(487)	(4,252)
Evoqua Water Technologies Corp. *	(730)	(9,183)
NN, Inc.	(592)	(4,434)
Sun Hydraulics Corp.	(139)	(6,465)

		(34,929)

Marine - (0.1)%
Scorpio Bulkers, Inc.	(693)	(2,661)

Media - (0.1)%
Entercom Communications Corp., Class A	(276)	(1,449)

INVESTMENTS	SHARES	VALUE
Metals & Mining - (2.5)%
Century Aluminum Co. *	(289)	$(2,566)
Coeur Mining, Inc. *	(1,085)	(4,427)
Compass Minerals International, Inc.	(114)	(6,198)
Hecla Mining Co.	(15,929)	(36,637)
TimkenSteel Corp. *	(634)	(6,885)

		(56,713)

Oil, Gas & Consumable Fuels - (2.5)%
Alta Mesa Resources, Inc., Class A *	(7,220)	(1,916)
Callon Petroleum Co. *	(1,343)	(10,140)
Earthstone Energy, Inc., Class A *	(69)	(488)
Halcon Resources Corp. *	(5,599)	(7,559)
International Seaways, Inc. *	(168)	(2,879)
Jagged Peak Energy, Inc. *	(950)	(9,946)
Matador Resources Co. *	(115)	(2,223)
Montage Resources Corp. *	(392)	(5,896)
Ring Energy, Inc. *	(486)	(2,853)
Scorpio Tankers, Inc. (Monaco)	(460)	(9,126)
SemGroup Corp., Class A	(244)	(3,597)

		(56,623)

Pharmaceuticals - (1.9)%
Aclaris Therapeutics, Inc. *	(484)	(2,899)
Aerie Pharmaceuticals, Inc. *	(73)	(3,468)
Cymabay Therapeutics, Inc. *	(183)	(2,430)
Dermira, Inc. *	(302)	(4,092)
Medicines Co. (The) *	(481)	(13,444)
Ocular Therapeutix, Inc. *	(656)	(2,604)
Optinose, Inc. *	(957)	(9,857)
Paratek Pharmaceuticals, Inc. *	(816)	(4,374)
TherapeuticsMD, Inc. *	(295)	(1,437)

		(44,605)

Professional Services - (0.6)%
WageWorks, Inc. *	(45)	(1,699)
Willdan Group, Inc. *	(346)	(12,826)

		(14,525)

Semiconductors & Semiconductor Equipment - (1.8)%
Adesto Technologies Corp. *	(3,483)	(21,072)
AXT, Inc. *	(384)	(1,709)
Inphi Corp. *	(118)	(5,161)
MaxLinear, Inc. *	(255)	(6,510)
PDF Solutions, Inc. *	(593)	(7,324)

		(41,776)

Software - (0.2)%
ShotSpotter, Inc. *	(109)	(4,207)

Technology Hardware, Storage & Peripherals - 0.0% (b)
USA Technologies, Inc. *	(152)	(631)

Thrifts & Mortgage Finance - (2.6)%
LendingTree, Inc. *	(132)	(46,406)
Meta Financial Group, Inc.	(699)	(13,756)

		(60,162)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Trading Companies & Distributors - (1.2)%
Beacon Roofing Supply, Inc. *	(205)	$(6,593)
BlueLinx Holdings, Inc. *	(646)	(17,209)
SiteOne Landscape Supply, Inc. *	(52)	(2,972)

		(26,774)

TOTAL COMMON STOCKS (Proceeds $(776,010))		(688,996)

TOTAL SHORT POSITIONS (Proceeds $(776,010))		(688,996)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.9% (Cost $2,089,657)		2,298,500

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		3,707

NET ASSETS - 100.0%		$2,302,207

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$62,276	2.7%
Consumer Discretionary	373,159	16.2
Consumer Staples	72,930	3.2
Energy	(17,146)	(0.7)
Exchange Traded Funds	34,751	1.5
Financials	254,158	11.1
Health Care	484,213	21.0
Industrials	341,243	14.8
Information Technology	495,463	21.5
Materials	53,735	2.3
Real Estate	104,264	4.5
Utilities	8,588	0.4
Short-Term Investments	30,866	1.3

Total Investments In Securities At Value	2,298,500	99.8
Other Assets in Excess of Liabilities	3,707	0.2

Net Assets	$2,302,207	100.0%

All securities are United States companies, unless noted otherwise in parentheses

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $756,716.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of March 31, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2019 amounted to $23, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of March 31, 2019.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
LONG POSITIONS - 126.5%
COMMON STOCKS - 124.2%

Australia - 13.7%
Ansell Ltd.	711	$12,846
Aurizon Holdings Ltd.	33,221	107,403
BHP Group Ltd.	6,538	178,705
BHP Group plc	12,062	291,020
BlueScope Steel Ltd.	37,258	369,804
Brambles Ltd.	2,511	20,992
Caltex Australia Ltd.	13,071	243,176
CIMIC Group Ltd.	10,596	363,965
Coles Group Ltd. *	15,937	134,139
Dexus, REIT	9,726	88,025
Flight Centre Travel Group Ltd.	2,023	60,434
Goodman Group, REIT	5,489	52,056
GPT Group (The), REIT	5,521	24,353
Iluka Resources Ltd.	26,492	169,678
Lendlease Group	13,551	119,238
Mirvac Group, REIT	12,917	25,232
Newcrest Mining Ltd.	6,237	112,952
Origin Energy Ltd.	8,411	43,056
Qantas Airways Ltd.	34,119	137,293
Rio Tinto Ltd.	994	69,224
Rio Tinto plc	9,812	570,305
Santos Ltd.	10,192	49,347
Scentre Group, REIT	20,611	60,165
South32 Ltd.	100,811	267,733
TPG Telecom Ltd.	107	528
Vicinity Centres, REIT	11,572	21,366
Woodside Petroleum Ltd.	11,784	289,298

		3,882,333

Belgium - 1.1%
Ageas	1,935	93,338
bpost SA	888	9,581
KBC Group NV	673	47,050
UCB SA	1,985	170,516

		320,485

China - 0.9%
Yangzijiang Shipbuilding Holdings Ltd.	235,400	261,402

Denmark - 4.5%
Danske Bank A/S	1,509	26,525
GN Store Nord A/S	7,805	362,484
H Lundbeck A/S	7,807	338,551
Jyske Bank A/S (Registered)	265	10,247
Novo Nordisk A/S, Class B	5,216	272,616
Pandora A/S	4,253	199,281
Rockwool International A/S, Class B	296	69,416

		1,279,120

Finland - 2.5%
Neste OYJ (a)	4,737	504,968
Nokia OYJ	4,835	27,543
Orion OYJ, Class B	1,928	72,447
UPM-Kymmene OYJ	3,486	101,815

		706,773

INVESTMENTS	SHARES	VALUE
France - 13.9%
Airbus SE	727	$96,354
Atos SE	3,268	315,487
AXA SA	13,139	330,458
BNP Paribas SA	2,486	118,304
Capgemini SE	801	97,195
CNP Assurances	2,252	49,585
Credit Agricole SA	2,531	30,559
Dassault Systemes SE	977	145,621
Electricite de France SA	23,343	319,551
Engie SA	18,213	271,608
Kering SA	318	182,406
Klepierre SA, REIT	785	27,466
L’Oreal SA	234	63,014
LVMH Moet Hennessy Louis Vuitton SE	167	61,512
Peugeot SA	9,353	228,229
Safran SA	1,399	191,748
Sanofi (a)	5,708	504,724
Sartorius Stedim Biotech	820	103,902
Societe Generale SA	1,693	48,917
Sopra Steria Group	75	8,713
Teleperformance	690	124,039
TOTAL SA (a)	8,277	460,608
Unibail-Rodamco-Westfield, REIT	697	114,299
Vinci SA	488	47,483

		3,941,782

Germany - 10.3%
Allianz SE (Registered) (a)	2,407	536,394
Carl Zeiss Meditec AG	1,914	159,955
CECONOMY AG *	8,479	45,157
Covestro AG (a)(b)	7,935	437,784
Deutsche Boerse AG	562	72,059
Deutsche Lufthansa AG (Registered)	3,377	74,230
Deutsche Wohnen SE	842	40,858
E.ON SE (a)	35,882	399,303
Fresenius Medical Care AG & Co. KGaA	1,347	108,864
Fresenius SE & Co. KGaA	945	52,818
SAP SE (a)	5,443	629,236
Software AG	5,239	177,333
Talanx AG	1,168	45,079
Vonovia SE	1,077	55,892
Wirecard AG	722	90,700

		2,925,662

Hong Kong - 4.6%
CK Asset Holdings Ltd.	18,500	164,757
Hong Kong Exchanges & Clearing Ltd.	2,500	87,346
Hysan Development Co. Ltd.	3,000	16,081
Kerry Properties Ltd. (a)	82,000	366,608
Link REIT	2,500	29,269
Sun Hung Kai Properties Ltd.	3,000	51,572
Swire Properties Ltd.	62,400	268,563
Wharf Holdings Ltd. (The)	47,000	142,084
Wheelock & Co. Ltd.	14,000	102,747
Yue Yuen Industrial Holdings Ltd.	21,500	74,019

		1,303,046

Italy - 4.3%
A2A SpA	8,254	15,081

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Italy - 4.3% (continued)
BPER Banca	30,168	$123,451
Enel SpA	55,251	354,038
Eni SpA (a)	29,368	518,890
Hera SpA	8,432	30,515
Italgas SpA	12,140	75,014
Saipem SpA *	4,275	22,638
UniCredit SpA	3,153	40,502
Unipol Gruppo SpA	6,253	31,192

		1,211,321

Japan - 22.8%
Aisin Seiki Co. Ltd.	1,400	50,119
Alfresa Holdings Corp.	2,400	68,392
Alps Alpine Co. Ltd.	2,800	58,542
ANA Holdings, Inc.	900	33,019
Astellas Pharma, Inc. (a)	18,400	276,474
Bandai Namco Holdings, Inc.	1,000	46,951
Brother Industries Ltd.	3,900	72,433
Canon Marketing Japan, Inc.	2,700	53,229
Chugoku Bank Ltd. (The)	5,100	47,832
Dai Nippon Printing Co. Ltd.	400	9,581
Dai-ichi Life Holdings, Inc.	1,400	19,490
Daiwa House Industry Co. Ltd.	1,300	41,402
Fuji Electric Co. Ltd.	2,400	68,330
Fujitsu Ltd.	2,200	159,103
Gunma Bank Ltd. (The)	2,300	8,716
Hachijuni Bank Ltd. (The)	37,600	156,078
Haseko Corp.	11,800	148,725
Hiroshima Bank Ltd. (The)	2,100	10,704
Hitachi High-Technologies Corp.	2,000	82,179
Hitachi Ltd. (a)	10,000	324,906
Hoshizaki Corp.	400	24,831
ITOCHU Corp.	500	9,062
Japan Airlines Co. Ltd. (a)	8,600	303,060
JFE Holdings, Inc.	3,700	62,977
JTEKT Corp.	700	8,644
Kajima Corp.	7,800	115,383
Kamigumi Co. Ltd. (a)	10,300	238,891
Kose Corp.	800	147,449
Mabuchi Motor Co. Ltd.	500	17,438
Marubeni Corp.	18,300	126,881
Mazda Motor Corp.	3,700	41,484
Medipal Holdings Corp.	400	9,518
Mitsubishi Corp.	5,400	150,343
Mitsubishi Electric Corp.	4,400	56,771
Mitsubishi Estate Co. Ltd.	2,300	41,733
Mitsubishi Gas Chemical Co., Inc.	8,100	116,021
Mitsubishi Motors Corp.	2,000	10,656
Mitsubishi UFJ Financial Group, Inc. (a)	35,800	177,059
Mitsui & Co. Ltd.	6,200	96,475
Mitsui Fudosan Co. Ltd.	1,600	40,306
Mixi, Inc.	7,700	178,164
Nikon Corp.	8,300	117,351
Nippon Express Co. Ltd.	1,200	66,907
Nippon Telegraph & Telephone Corp. (a)	6,400	272,839
Nitto Denko Corp.	200	10,542
NTT DOCOMO, Inc.	3,100	68,707
Olympus Corp.	8,000	87,034
Persol Holdings Co. Ltd.	800	12,991

INVESTMENTS	SHARES	VALUE
Japan - 22.8% (continued)
Pola Orbis Holdings, Inc.	1,800	$57,575
SG Holdings Co. Ltd.	500	14,586
Shinsei Bank Ltd.	7,600	108,145
Shionogi & Co. Ltd.	2,600	161,412
SoftBank Group Corp. (a)	2,100	204,701
Sojitz Corp. (a)	54,100	191,155
Sony Corp.	3,300	139,330
Sumitomo Corp. (a)	11,200	155,280
Sumitomo Dainippon Pharma Co. Ltd. (a)	9,200	228,336
Sumitomo Heavy Industries Ltd.	4,100	133,249
Sumitomo Mitsui Financial Group, Inc.	4,700	164,588
Sumitomo Realty & Development Co. Ltd.	700	29,043
Sundrug Co. Ltd.	2,300	63,476
Suzuken Co. Ltd.	200	11,601
Sysmex Corp.	700	42,404
Taiheiyo Cement Corp.	2,000	66,798
Taisho Pharmaceutical Holdings Co. Ltd.	100	9,553
THK Co. Ltd.	400	9,935
Tosoh Corp.	6,000	93,619
Toyota Boshoku Corp.	1,900	28,804
Toyota Motor Corp.	2,300	135,495
Toyota Tsusho Corp.	1,200	39,209

		6,434,016

Luxembourg - 0.7%
SES SA, FDR	12,517	194,758

Macau - 0.1%
Wynn Macau Ltd.	8,000	18,893

Malta - 1.4%
Kindred Group plc, SDR	39,091	392,147

Netherlands - 6.1%
ABN AMRO Group NV, CVA (b)	2,024	45,630
ASR Nederland NV (a)	7,933	330,539
ING Groep NV	8,578	103,942
Koninklijke Ahold Delhaize NV (a)	18,159	483,462
Randstad NV	166	8,105
Royal Dutch Shell plc, Class A	8,084	254,047
Royal Dutch Shell plc, Class B	7,322	231,416
Signify NV (b)	7,221	193,330
Wolters Kluwer NV	1,084	73,852

		1,724,323

Norway - 2.8%
DNB ASA	2,598	47,855
Equinor ASA	14,341	314,356
Leroy Seafood Group ASA	16,699	121,319
Salmar ASA	6,335	304,284

		787,814

Portugal - 0.1%
Galp Energia SGPS SA	1,205	19,309

Russia - 1.3%
Evraz plc	43,796	354,333

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Singapore - 0.8%
ComfortDelGro Corp. Ltd.	120,300	$228,648
Genting Singapore Ltd.	11,100	8,538

		237,186

South Africa - 1.1%
Anglo American plc	10,284	275,060
Investec plc	7,653	44,101

		319,161

Spain - 3.7%
ACS Actividades de Construccion y Servicios SA	1,104	48,534
Amadeus IT Group SA	1,468	117,659
Banco Bilbao Vizcaya Argentaria SA	29,641	169,363
Banco Santander SA	3,720	17,274
Endesa SA (a)	16,443	419,631
Iberdrola SA	15,195	133,409
Mediaset Espana Comunicacion SA	3,228	24,122
Red Electrica Corp. SA	2,806	59,815
Repsol SA	3,692	63,164

		1,052,971

Sweden - 2.8%
Atlas Copco AB, Class B	307	7,614
Elekta AB, Class B	2,606	32,460
Fingerprint Cards AB, Class B *	4,308	6,146
Investor AB, Class B	1,119	50,441
Sandvik AB	533	8,669
Swedish Match AB	3,222	164,396
Swedish Orphan Biovitrum AB *	19,070	447,583
Telefonaktiebolaget LM Ericsson, Class B	6,010	55,363
Volvo AB, Class B	1,862	28,891

		801,563

Switzerland - 9.2%
Adecco Group AG (Registered)	1,892	101,041
GAM Holding AG *	4,401	13,747
Glencore plc	2,173	9,005
IWG plc	29,006	94,245
Nestle SA (Registered) (a)	5,588	532,818
Novartis AG (Registered) (a)	3,892	374,097
Roche Holding AG (a)	3,397	936,060
Sonova Holding AG (Registered)	1,487	294,679
STMicroelectronics NV	516	7,653
Temenos AG (Registered)	457	67,424
Zurich Insurance Group AG	563	186,374

		2,617,143

United Kingdom - 15.5%
Barclays plc	72,030	145,088
BP plc	77,879	565,516
British American Tobacco plc	341	14,226
British Land Co. plc (The), REIT	4,014	30,818
BT Group plc	35,713	103,758
Burberry Group plc	16,931	431,515
Centrica plc	129,484	192,879
Dixons Carphone plc	35,065	67,073
Drax Group plc	79,033	389,697
Fiat Chrysler Automobiles NV	16,612	248,112

INVESTMENTS	SHARES	VALUE
United Kingdom - 15.5% (continued)
GlaxoSmithKline plc	2,631	$54,661
Hays plc	4,429	8,666
Inchcape plc	19,725	146,769
Indivior plc *	131,892	165,107
Land Securities Group plc, REIT	4,815	57,327
Linde plc	1,034	182,058
London Stock Exchange Group plc	925	57,217
Man Group plc	100,411	177,872
Meggitt plc	9,715	63,687
Moneysupermarket.com Group plc	75,538	366,226
National Grid plc	1,591	17,661
Provident Financial plc	18,173	121,319
Reckitt Benckiser Group plc	217	18,059
RELX plc	4,349	93,065
Segro plc, REIT	5,458	47,911
Smith & Nephew plc	1,838	36,501
Standard Chartered plc	12,964	99,931
Standard Life Aberdeen plc	2,911	10,005
Tate & Lyle plc	3,513	33,227
Unilever plc	2,638	151,850
Vodafone Group plc	166,238	302,927

		4,400,728

TOTAL COMMON STOCKS (Cost $34,400,536)		35,186,269

SHORT-TERM INVESTMENTS - 2.3%
INVESTMENT COMPANIES - 2.3%
Limited Purpose Cash Investment Fund, 2.43% (1)(c)	637,014	636,951
UBS Select Treasury Preferred Fund, Class I, 2.35% (1)(c)	8,440	8,440

TOTAL SHORT-TERM INVESTMENTS (Cost $645,391)		645,391

TOTAL LONG POSITIONS (Cost $35,045,927)		35,831,660

SHORT POSITIONS - (27.8)%
COMMON STOCKS - (27.8)%

Australia - (2.9)%
AMP Ltd.	(31,886)	(47,621)
Challenger Ltd.	(70,675)	(416,538)
Domino’s Pizza Enterprises Ltd.	(469)	(14,462)
Magellan Financial Group Ltd.	(1,719)	(44,583)
Medibank Pvt Ltd.	(4,078)	(8,005)
SEEK Ltd.	(15,330)	(191,244)
Tabcorp Holdings Ltd.	(28,172)	(92,448)

		(814,901)

Belgium - (0.6)%
Telenet Group Holding NV	(598)	(28,758)
Umicore SA	(3,011)	(134,012)

		(162,770)

Denmark - (1.9)%
AP Moller - Maersk A/S, Class B	(330)	(418,391)
Chr Hansen Holding A/S	(368)	(37,353)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
Denmark - (1.9)% (continued)
Dfds A/S	(1,454)	$(60,195)
ISS A/S	(541)	(16,477)

		(532,416)

Finland - (1.0)%
Huhtamaki OYJ	(2,801)	(104,374)
Outokumpu OYJ	(51,515)	(187,521)

		(291,895)

France - (3.7)%
Altran Technologies SA	(41,025)	(450,571)
Bollore SA *	(72)	(322)
Elior Group SA (b)	(15,183)	(203,303)
Iliad SA	(1,712)	(172,022)
JCDecaux SA	(280)	(8,522)
SEB SA	(336)	(56,570)
SPIE SA	(463)	(8,191)
Valeo SA	(4,975)	(144,438)

		(1,043,939)

Germany - (2.0)%
1&1 Drillisch AG	(2,098)	(74,766)
Axel Springer SE	(253)	(13,078)
Delivery Hero SE *(b)	(2,494)	(90,134)
Deutsche Bank AG (Registered)	(4,179)	(34,067)
Fraport AG Frankfurt Airport Services Worldwide	(1,304)	(100,036)
OSRAM Licht AG	(2,415)	(83,195)
Scout24 AG (b)	(683)	(35,394)
thyssenkrupp AG	(6,503)	(89,455)
United Internet AG (Registered)	(967)	(35,359)
Zalando SE *(b)	(502)	(19,613)

		(575,097)

Ireland - (1.7)%
James Hardie Industries plc, CHESS	(37,228)	(480,321)

Italy - (2.0)%
Banco BPM SpA	(8,510)	(17,634)
Brembo SpA	(10,330)	(117,243)
Buzzi Unicem SpA	(2,673)	(54,764)
Ferrari NV	(288)	(38,692)
Pirelli & C SpA *(b)	(38,837)	(250,406)
Unione di Banche Italiane SpA	(35,408)	(93,830)

		(572,569)

Japan - (1.4)%
Asahi Intecc Co. Ltd.	(200)	(9,419)
CyberAgent, Inc.	(1,700)	(69,566)
Disco Corp.	(200)	(28,642)
Hitachi Metals Ltd.	(4,100)	(47,766)
Hokuriku Electric Power Co.	(15,300)	(120,137)
JGC Corp.	(900)	(12,000)
Kansai Paint Co. Ltd.	(2,100)	(40,141)
MISUMI Group, Inc.	(300)	(7,490)
Nippon Paint Holdings Co. Ltd.	(1,000)	(39,474)
Suruga Bank Ltd.	(1,700)	(7,886)
Yaskawa Electric Corp.	(400)	(12,629)

		(395,150)

INVESTMENTS	SHARES	VALUE
Luxembourg - (0.4)%
Eurofins Scientific SE	(228)	$(94,452)
Tenaris SA	(1,912)	(26,934)

		(121,386)

Netherlands - (0.6)%
Aegon NV	(8,074)	(38,783)
ALTICE EUROPE NV *	(11,279)	(29,636)
Boskalis Westminster	(3,016)	(78,077)
NN Group NV	(416)	(17,308)

		(163,804)

Norway - (0.9)%
Gjensidige Forsikring ASA	(4,005)	(69,228)
Mowi ASA	(440)	(9,830)
Schibsted ASA, Class A	(1,375)	(54,047)
Yara International ASA	(3,023)	(123,867)

		(256,972)

Singapore - (0.1)%
Golden Agri-Resources Ltd.	(91,500)	(18,917)

Spain - (1.9)%
Cellnex Telecom SA (b)	(18,342)	(538,482)

Sweden - (0.8)%
BillerudKorsnas AB	(662)	(8,791)
Husqvarna AB, Class B	(18,236)	(149,142)
Modern Times Group MTG AB, Class B	(484)	(6,205)
Nordic Entertainment Group AB, Class B *	(484)	(11,349)
Svenska Cellulosa AB SCA, Class B	(2,030)	(17,626)
Tele2 AB, Class B	(3,289)	(43,886)

		(236,999)

Switzerland - (0.1)%
Idorsia Ltd. *	(998)	(17,592)

United Arab Emirates - (1.0)%
NMC Health plc	(9,574)	(285,370)

United Kingdom - (4.8)%
ASOS plc *	(621)	(25,932)
GVC Holdings plc	(19,308)	(140,767)
Informa plc	(843)	(8,175)
Inmarsat plc	(3,966)	(28,697)
John Wood Group plc	(55,733)	(368,396)
Merlin Entertainments plc (b)	(56,308)	(252,062)
Metro Bank plc *	(3,416)	(33,772)
Micro Focus International plc	(2,548)	(66,247)
Petrofac Ltd.	(2,421)	(15,433)
Playtech plc	(2,416)	(13,692)
Severn Trent plc	(4,990)	(128,512)
Subsea 7 SA	(7,462)	(92,428)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE

United Kingdom - (4.8)% (continued)
Thomas Cook Group plc	(395,244)	$(128,532)
Weir Group plc (The)	(3,838)	(78,007)

		(1,380,652)

TOTAL COMMON STOCKS (Proceeds $(9,516,684))		(7,889,232)

TOTAL SHORT POSITIONS (Proceeds $(9,516,684))		(7,889,232)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.7% (Cost $25,529,243)		27,942,428

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3% (d)		387,817

NET ASSETS - 100.0%		$28,330,245

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$192,564	0.7%
Consumer Discretionary	1,565,019	5.5
Consumer Staples	2,260,547	8.0
Energy	3,076,597	10.9
Financials	3,175,061	11.2
Health Care	4,988,762	17.6
Industrials	3,290,648	11.6
Information Technology	1,885,146	6.6
Materials	2,373,966	8.4
Real Estate	2,059,173	7.3
Utilities	2,429,554	8.6
Short-Term Investments	645,391	2.3

Total Investments In Securities At Value	27,942,428	98.7
Other Assets in Excess of Liabilities (d)	387,817	1.3

Net Assets	$28,330,245	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $8,635,471.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $(712,650), which represents approximately (2.52)% of net assets of the fund.

(c)	Represents 7-day effective yield as of March 31, 2019.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CHESS - Clearing House Electronic Subregister System Depository Interest

CVA - Dutch Certification

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	9	6/2019	USD	$839,880	$5,784

					$5,784

USD - United States Dollar

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$69,712	$69,712

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
COMMON STOCKS - 67.9%

Brazil - 8.3%
Banco do Brasil SA (1)	300	$3,715
Centrais Eletricas Brasileiras SA (1)*	13,400	124,884
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)	13,709	145,041
EDP - Energias do Brasil SA (1)	53,400	231,994
Embraer SA, ADR (1)	535	10,170
Itausa - Investimentos Itau SA (Preference) (1)	11,100	33,878
Natura Cosmeticos SA (1)	300	3,446
Sul America SA (1)	2,440	18,415
TIM Participacoes SA, ADR (1)	9,465	142,732
Vale SA, ADR (1)	6,766	88,364

		802,639

Chile - 1.0%
Banco de Chile, ADR (1)	1,536	45,220
Banco de Credito e Inversiones SA	93	5,945
Empresas CMPC SA	1,461	5,153
Enel Chile SA, ADR (1)	795	4,118
Itau CorpBanca	4,634,878	40,876

		101,312

China - 8.2%
58.com, Inc., ADR (1)*	225	14,778
Alibaba Group Holding Ltd., ADR (1)*	2,331	425,292
Autohome, Inc., ADR (1)*	120	12,614
Baidu, Inc., ADR (1)*	491	80,941
Ctrip.com International Ltd., ADR (1)*	788	34,428
Huazhu Group Ltd., ADR (1)	253	10,661
JD.com, Inc., ADR (1)*	1,367	41,215
Momo, Inc., ADR (1)*	465	17,782
NetEase, Inc., ADR (1)	163	39,356
New Oriental Education & Technology Group, Inc., ADR (1)*	275	24,775
SINA Corp. (1)*	221	13,092
TAL Education Group, ADR (1)*	692	24,967
Vipshop Holdings Ltd., ADR (1)*	1,170	9,395
Weibo Corp., ADR (1)*	222	13,762
Yum China Holdings, Inc. (1)	629	28,248

		791,306

Hungary - 0.5%
MOL Hungarian Oil & Gas plc	3,181	36,479
OTP Bank Nyrt	259	11,418

		47,897

India - 2.1%
Dr Reddy’s Laboratories Ltd., ADR (1)	297	12,029
Vedanta Ltd., ADR (1)	1,144	12,081
Wipro Ltd., ADR (1)	44,961	178,944

		203,054

Indonesia - 2.8%
Adaro Energy Tbk. PT	464,900	44,026
Bank Negara Indonesia Persero Tbk. PT *	130,400	86,305
Perusahaan Gas Negara Persero Tbk.	52,400	8,668
United Tractors Tbk. PT	66,900	127,323

		266,322

INVESTMENTS	SHARES	VALUE
Peru - 0.6%
Credicorp Ltd. (1)	161	$38,632
Southern Copper Corp. (1)	529	20,991

		59,623

Philippines - 0.8%
Ayala Corp.	610	10,924
Ayala Land, Inc.	21,200	18,140
BDO Unibank, Inc.	6,740	17,203
Metro Pacific Investments Corp.	89,100	8,233
SM Prime Holdings, Inc.	33,400	25,396

		79,896

Poland - 3.9%
Jastrzebska Spolka Weglowa SA	6,696	106,471
PGE Polska Grupa Energetyczna SA *	99,484	257,735
Polskie Gornictwo Naftowe i Gazownictwo SA	5,248	8,559

		372,765

Qatar - 1.4%
Industries Qatar QSC	718	24,478
Qatar National Bank QPSC	2,181	108,131

		132,609

Romania - 0.4%
NEPI Rockcastle plc	4,687	39,585

Russia - 0.1%
Mobile TeleSystems PJSC, ADR (1)	1,808	13,668

South Africa - 4.3%
Anglo American Platinum Ltd.	997	50,899
Bid Corp. Ltd.	941	19,452
Gold Fields Ltd., ADR (1)	17,968	67,021
Growthpoint Properties Ltd., REIT	4,046	6,849
Naspers Ltd., Class N	513	119,550
Pick n Pay Stores Ltd.	2,406	11,100
Redefine Properties Ltd., REIT	8,249	5,546
Remgro Ltd.	1,485	19,111
Truworths International Ltd.	23,797	115,091

		414,619

South Korea - 21.4%
Amorepacific Corp.	271	45,105
BNK Financial Group, Inc.	1,431	8,426
Coway Co. Ltd.	44	3,665
Daelim Industrial Co. Ltd.	404	34,314
DGB Financial Group, Inc.	482	3,472
Hana Financial Group, Inc.	4,610	148,018
Hanwha Corp.	1,372	36,833
Hanwha Life Insurance Co. Ltd.	16,434	57,973
HDC Hyundai Development Co.-Engineering & Construction	67	2,996
Hyundai Department Store Co. Ltd.	1,730	154,202
Hyundai Engineering & Construction Co. Ltd.	2,516	118,600
Korea Electric Power Corp.	2,454	64,543
Korea Gas Corp.	1,066	42,411
Korea Investment Holdings Co. Ltd.	2,447	134,173
Korea Zinc Co. Ltd.	46	18,870
KT Corp., ADR (1)	12,508	155,600

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE
South Korea - 21.4% (continued)
Kumho Petrochemical Co. Ltd.	834	$70,084
LG Electronics, Inc.	797	52,847
POSCO	731	163,232
Samsung Electronics Co. Ltd.	13,645	538,199
Samsung SDS Co. Ltd.	207	42,949
SK Hynix, Inc.	2,618	171,653
SK Telecom Co. Ltd.	42	9,302
Woori Financial Group, Inc.	503	6,093

		2,083,560

Taiwan - 10.9%
China Airlines Ltd.	263,000	84,218
China Development Financial Holding Corp.	757,000	253,375
Delta Electronics, Inc.	7,000	36,168
Far Eastern New Century Corp.	22,000	21,780
Globalwafers Co. Ltd.	5,000	49,396
Nanya Technology Corp.	53,000	105,995
Nien Made Enterprise Co. Ltd.	1,000	8,828
Pou Chen Corp.	23,000	28,058
President Chain Store Corp.	16,000	157,728
SinoPac Financial Holdings Co. Ltd.	9,840	3,644
Taiwan Business Bank	9,000	3,508
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	1,823	74,670
Teco Electric and Machinery Co. Ltd.	3,000	2,046
Uni-President Enterprises Corp.	85,000	206,548
Walsin Technology Corp.	3,000	19,559

		1,055,521

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	2,268	5,859
Emaar Properties PJSC	22,300	28,534
Emirates Telecommunications Group Co. PJSC	4,569	20,808
First Abu Dhabi Bank PJSC	6,590	27,412

		82,613

United Kingdom - 0.3%
Mondi Ltd.	1,350	29,947

TOTAL COMMON STOCKS (Cost $6,311,448)		6,576,936

SHORT-TERM INVESTMENTS - 33.3%
INVESTMENT COMPANIES - 33.3%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(a)(b)	1,980,503	1,980,503
Limited Purpose Cash Investment Fund, 2.43% (1)(a)	1,239,233	1,239,109

TOTAL SHORT-TERM INVESTMENTS (Cost $3,219,612)		3,219,612

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.2% (Cost $9,531,060)		9,796,548

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)% (c)		(116,871)

NET ASSETS - 100.0%		$9,679,677

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$534,435	5.5%
Consumer Discretionary	1,081,221	11.2
Consumer Staples	443,379	4.6
Energy	216,386	2.2
Financials	1,099,961	11.3
Health Care	12,028	0.1
Industrials	335,435	3.5
Information Technology	1,217,534	12.6
Materials	633,113	6.5
Real Estate	124,049	1.3
Utilities	879,395	9.1
Short-Term Investments	3,219,612	33.3

Total Investments In Securities At Value	9,796,548	101.2
Liabilities in Excess of Other Assets (c)	(116,871)	(1.2)

Net Assets	$9,679,677	100.0%

*	Non-income producing security.
(a)	Represents 7-day effective yield as of March 31, 2019.
(b)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c)	Includes appreciation/(depreciation) on futures contracts and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	5	6/2019	USD	$264,350	$(3,661)

					$(3,661)

USD - United States Dollar

Total Return Basket Swaps Outstanding at March 31, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (0.50%), which is denominated in MXN based on the local currencies of the positions within the swap.	36-61 months maturity ranging from 12/20/2021 - 12/21/2023	$299,581	$17,499	$(2,891)	$14,608

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Mexico
Alfa SAB de CV	73,100	$77,694	$(6,106)	(41.8)%
Fibra Uno Administracion SA de CV	13,100	18,101	610	4.2
Grupo Financiero Banorte SAB de CV	6,400	34,799	(8,362)	(57.2)
Grupo Mexico SAB de CV	19,200	52,782	13,366	91.5
Wal-Mart de Mexico SAB de CV	43,443	116,205	17,991	123.2

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (-3.25% to 0.75%), which is denominated in USD based on the local currencies of the positions within the swap.	37-63 months maturity ranging from 12/20/2021 - 03/18/2024	$2,404,621	$91,623	$(2,694)	$88,929

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
Agricultural Bank of China Ltd.	21,600	$11,994	$698	0.8%
Bank of China Ltd.	67,100	37,643	3,378	3.8
Bank of Communications Co. Ltd.	36,413	33,797	4,469	5.0
Jiangsu Hengrui Medicine Co. Ltd.	1,680	16,318	3,309	3.7

India
Axis Bank Ltd.	2,662	148,959	39,211	44.1
Larsen & Toubro Ltd.	7,276	145,018	(3,045)	(3.4)
Reliance Industries Ltd.	7,831	314,329	92,777	104.3
State Bank of India	2,043	94,557	13,395	15.1

Malaysia
Malaysia Airports Holdings Bhd.	99,900	177,452	(48,679)	(54.7)
My EG Services Bhd.	8,100	2,809	814	0.9
Petronas Gas Bhd.	1,000	4,322	(134)	(0.2)
RHB Bank Bhd.	23,300	32,573	2,133	2.4
Sime Darby Bhd.	17,200	9,404	(289)	(0.3)

Russia
Gazprom PJSC, ADR	9,616	43,443	(4,401)	(4.9)
LUKOIL PJSC, ADR	878	78,726	20,148	22.7
Novatek PJSC	163	27,948	5,477	6.2
Rosneft Oil Co. PJSC	2,281	14,337	1,301	1.5
Severstal PJSC	4,682	73,073	(2,101)	(2.4)
Surgutneftegas PJSC, ADR	5,639	20,924	(6,471)	(7.3)

Thailand
Central Pattana PCL	9,900	22,877	(3,229)	(3.6)
PTT Exploration & Production PCL	13,000	51,403	1,784	2.0
PTT PCL	25,000	37,816	(665)	(0.7)
Thai Oil PCL	31,500	69,003	(26,785)	(30.1)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Brazil
BRF SA	(7,000)	$(40,262)	$(6,843)	(7.7	) %

India
ICICI Bank Ltd., ADR	(554)	(6,349)	(14)	(0.0)
Tata Motors Ltd., ADR	(802)	(10,073)	497	0.6

South Korea
BGF retail Co. Ltd.	(285)	(54,840)	(4,233)	(4.8)
CJ CheilJedang Corp.	(756)	(215,252)	19,232	21.6
CJ Logistics Corp.	(899)	(131,231)	(267)	(0.3)
Hyundai Heavy Industries Co. Ltd.	(1,554)	(163,263)	(6,527)	(7.3)
LG Chem Ltd.	(170)	(54,912)	1,176	1.3
LG Display Co. Ltd.	(6,133)	(105,682)	(11,394)	(12.8)
Lotte Corp.	(2,484)	(108,269)	7,189	8.1
OCI Co. Ltd.	(289)	(23,720)	1,730	1.9
Samsung Heavy Industries Co. Ltd.	(3,023)	(22,043)	(2,018)	(2.3)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Offered Rate plus or minus a specified spread (-0.40%), which is denominated in PLN based on the local currencies of the positions within the swap.	55-61 months maturity ranging from 04/19/2023 - 12/19/2023	$244,678	$(37,674)	$607	$(37,067)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Poland
CCC SA	(1,744)	$(97,839)	$(11,242)	30.3%
Dino Polska SA	(4,573)	(143,968)	(26,033)	70.2
Orange Polska SA	(2,148)	(2,871)	(399)	1.1

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the HIBOR plus or minus a specified spread (-5.50% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	34-61 months maturity ranging from 12/20/2021 - 04/05/2024	$5,630,602	$(276,263)	$(23,181)	$(299,444)

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
ANTA Sports Products Ltd.	17,000	$115,889	$14,908	(5.0)%
BAIC Motor Corp. Ltd.	42,000	27,492	3,774	(1.3)
Bank of China Ltd.	118,000	53,628	3,645	(1.2)
Beijing Capital International Airport Co. Ltd.	50,000	47,490	(7,708)	2.6
China Longyuan Power Group Corp. Ltd.	319,000	222,261	(17,819)	6.0
China Medical System Holdings Ltd.	230,000	223,611	(56,543)	18.9
China Mobile Ltd.	21,000	214,291	(421)	0.1
China National Building Material Co. Ltd.	188,000	148,796	(53,404)	17.8
China Overseas Land & Investment Ltd.	12,000	45,666	2,454	(0.8)
China Petroleum & Chemical Corp.	202,000	160,320	(12,765)	4.3
China Resources Cement Holdings Ltd.	118,000	122,260	(12,983)	4.3
China Resources Gas Group Ltd.	6,000	28,326	6,037	(2.0)
China Resources Land Ltd.	8,000	35,951	5,877	(2.0)
China Unicom Hong Kong Ltd.	16,000	20,372	3,235	(1.1)
CNOOC Ltd.	110,000	204,895	8,831	(2.9)
Country Garden Holdings Co. Ltd.	16,000	25,052	(497)	0.2
CSPC Pharmaceutical Group Ltd.	52,000	96,883	(44,825)	15.0
ENN Energy Holdings Ltd.	8,400	81,302	9,787	(3.3)
Far East Horizon Ltd.	22,000	23,359	1,863	(0.6)
Haitian International Holdings Ltd.	123,000	280,099	(42,478)	14.2
Huaneng Renewables Corp. Ltd.	88,000	24,484	(355)	0.1
MMG Ltd.	48,000	19,547	(5,685)	1.9
PetroChina Co. Ltd.	180,000	117,830	270	(0.1)
PICC Property & Casualty Co. Ltd.	119,000	135,470	9,373	(3.1)
Shandong Weigao Group Medical Polymer Co. Ltd.	84,000	80,326	9,458	(3.2)
Sinopec Engineering Group Co. Ltd.	90,000	88,014	2,349	(0.8)
Sinopec Shanghai Petrochemical Co. Ltd.	346,000	164,970	8,831	(2.9)
Sinotruk Hong Kong Ltd.	99,000	211,295	67,956	(22.7)
Sunac China Holdings Ltd.	5,000	24,968	7,162	(2.4)
Tencent Holdings Ltd.	4,500	206,945	38,188	(12.8)
Tingyi Cayman Islands Holding Corp.	12,000	19,808	42	(0.0)
Uni-President China Holdings Ltd.	199,000	195,292	320	(0.1)
Yanzhou Coal Mining Co. Ltd.	24,000	23,617	110	(0.0)

Hong Kong
Kingboard Laminates Holdings Ltd.	193,500	203,979	23,139	(7.7)
Nine Dragons Paper Holdings Ltd.	45,000	42,952	(307)	0.1
Sino Biopharmaceutical Ltd.	65,000	59,403	(3,103)	1.0

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

China
BBMG Corp.	(227,000)	$(83,464)	$(9,197)	3.1%
Beijing Enterprises Water Group Ltd.	(446,000)	(275,903)	(57,160)	19.1
Brilliance China Automotive Holdings Ltd.	(264,000)	(262,238)	23,885	(8.0)
China Galaxy Securities Co. Ltd.	(102,500)	(67,559)	(21,199)	7.1
China International Capital Corp. Ltd.	(56,000)	(129,998)	(35,223)	11.8
China State Construction International Holdings Ltd.	(34,000)	(31,906)	3,258	(1.1)
COSCO SHIPPING Energy Transportation Co. Ltd.	(56,000)	(32,135)	(3,317)	1.1
Great Wall Motor Co. Ltd.	(117,000)	(88,030)	(14,495)	4.8
Semiconductor Manufacturing International Corp.	(173,500)	(175,831)	(23,240)	7.8
Sunny Optical Technology Group Co. Ltd.	(8,400)	(100,702)	(17,105)	5.7
Tsingtao Brewery Co. Ltd.	(6,000)	(28,307)	(1,804)	0.6
Xinyi Solar Holdings Ltd.	(600,000)	(289,059)	(67,487)	22.5

Hong Kong
Alibaba Pictures Group Ltd.	(270,000)	(47,918)	(16,159)	5.4
China Gas Holdings Ltd.	(9,400)	(33,115)	(1,415)	0.5

Collateral pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMC
Investment Companies	$1,980,503	$—	$1,980,503

JPMS
Cash	—	38,348	38,348

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Schedule of Investments	March 31, 2019 (Unaudited)

The following reference rates, and their values as of period-end, are used for security descriptions:

Euro Interbank Offered Rate (“EURIBOR”): -0.37%

Federal Funds Floating Rate: 2.43%

Hong Kong Interbank Offered Rate (“HIBOR”): 1.66%

London Interbank Offered Rate (“LIBOR”): 2.49%

Mexico Equilibrium Interbank Interest Rate: 8.52%

Singapore Swap Offered Rate (“SOR”): 1.84%

Stockholm Interbank Offered Rate (“STIBOR”): -0.10%

Warsaw Interbank Offered Rate: 1.54%

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.

CITG - Citigroup Global Markets, Inc.

GSCO - Goldman Sachs & Co.

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Assets and Liabilities	March 31, 2019 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$1,270,530,626	$598,713,481	$272,085,279	$198,976,390

Investments in securities of unaffiliated issuers, at value*	$1,545,382,412	$658,774,461	$301,419,890	$242,266,143
Cash	—	5,958	—	7,354
Cash denominated in foreign currencies‡	—	—	618,492	656,260
Deposits with brokers for futures contracts	1,431,365	601,391	257,711	271,480
Variation margin on futures contracts	182,398	28,618	17,213	48,390
Receivables:
Securities sold	—	—	110,573	150,380
Foreign tax reclaims	—	—	1,325,990	—
Dividends	1,307,617	652,798	1,507,340	690,133
Capital shares sold	713,048	193,408	141,670	247,107
Prepaid expenses	74,819	36,079	31,826	27,558

Total Assets	1,549,091,659	660,292,713	305,430,705	244,364,805

LIABILITIES:
Due to custodian	190	—	—	—
Payables:
Securities purchased	—	—	110,437	152,501
Collateral received on securities loaned	—	14,822,590	—	—
Accrued investment advisory fees	384,035	265,532	98,055	106,229
Accrued distribution fees—Class N	13,470	1,559	1,125	964
Capital shares redeemed	2,735,437	1,320,395	904,406	700,431
Other accrued expenses and liabilities	373,855	132,644	109,516	267,673

Total Liabilities	3,506,987	16,542,720	1,223,539	1,227,798

Net Assets	$1,545,584,672	$643,749,993	$304,207,166	$243,137,007

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$1,247,236,848	$587,163,023	$298,335,466	$231,093,152
Total distributable earnings (loss)	298,347,824	56,586,970	5,871,700	12,043,855

Net Assets	$1,545,584,672	$643,749,993	$304,207,166	$243,137,007

NET ASSETS:
Class I	$436,974,046	$45,050,783	$69,389,142	$47,616,657
Class N	63,698,083	7,732,537	5,267,948	4,487,657
Class R6	1,044,912,543	590,966,673	229,550,076	191,032,693

SHARES OUTSTANDING:
Class I	26,666,569	3,583,775	6,272,673	4,793,025
Class N	3,899,913	616,653	476,923	451,403
Class R6	63,817,981	46,957,601	20,783,192	19,208,463

NET ASSET VALUE:
Class I	$16.39	$12.57	$11.06	$9.93
Class N	$16.33	$12.54	$11.05	$9.94
Class R6	$16.37	$12.59	$11.04	$9.95

* Includes market value of securities out on loan	$—	$17,031,177	$—	$386,853
‡ Cash denominated in foreign currencies at cost	$—	$—	$620,595	$649,234

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Assets and Liabilities	March 31, 2019 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$252,093,989	$22,369,846	$166,711,944	$279,453,202

Investments in securities of unaffiliated issuers, at value*	$302,577,549	$25,127,121	$187,178,559	$349,808,585
Cash	—	—	83,424	2,993
Cash denominated in foreign currencies‡	—	—	708,002	1,170,394
Deposits with brokers for futures contracts	257,372	11,714	217,975	384,143
Variation margin on futures contracts	33,234	1,486	14,656	67,779
Receivables:
Securities sold	—	—	179,344	234,120
Foreign tax reclaims	—	—	602,745	—
Dividends	267,990	36,948	901,592	1,036,500
Capital shares sold	562,071	118,775	215,369	413,300
Due from Investment Adviser	—	4,111	—	—
Prepaid expenses	48,212	35,685	44,601	45,508

Total Assets	303,746,428	25,335,840	190,146,267	353,163,322

LIABILITIES:
Due to custodian	93	18	—	—
Payables:
Securities purchased	—	—	179,728	237,422
Collateral received on securities loaned	214,825	560,037	—	—
Accrued investment advisory fees	62,695	—	56,990	162,344
Accrued distribution fees—Class N	259	845	303	247
Capital shares redeemed	394,170	427,847	261,919	180,122
Other accrued expenses and liabilities	69,738	32,188	68,630	324,440

Total Liabilities	741,780	1,020,935	567,570	904,575

Net Assets	$303,004,648	$24,314,905	$189,578,697	$352,258,747

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$250,235,384	$21,883,580	$173,661,395	$293,024,153
Total distributable earnings (loss)	52,769,264	2,431,325	15,917,302	59,234,594

Net Assets	$303,004,648	$24,314,905	$189,578,697	$352,258,747

NET ASSETS:
Class I	$88,618,940	$18,257,254	$27,031,624	$29,536,459
Class N	1,212,799	3,776,348	1,441,955	1,139,813
Class R6	213,172,909	2,281,303	161,105,118	321,582,475

SHARES OUTSTANDING:
Class I	6,968,222	1,675,071	2,577,722	2,873,217
Class N	95,228	346,589	137,680	110,474
Class R6	16,749,581	208,980	15,341,322	31,261,225

NET ASSET VALUE:
Class I	$12.72	$10.90	$10.49	$10.28
Class N	$12.74	$10.90	$10.47	$10.32
Class R6	$12.73	$10.92	$10.50	$10.29

* Includes market value of securities out on loan	$210,248	$543,295	$148,816	$84,881
‡ Cash denominated in foreign currencies at cost	$—	$—	$709,512	$1,161,807

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Assets and Liabilities	March 31, 2019 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$673,800,824	$234,939,660	$380,542,567	$145,510,619

Investments in securities of unaffiliated issuers, at value*	$919,385,427	$282,597,522	$422,563,007	$216,767,847
Cash	—	4,004	197,181	—
Cash denominated in foreign currencies‡	392	—	1,242,120	—
Deposits with brokers for futures contracts	996,226	164,114	623,732	58,870
Variation margin on futures contracts	127,072	100,511	40,668	7,770
Receivables:
Securities sold	—	—	271,218	—
Foreign tax reclaims	—	—	1,079,210	—
Dividends	810,154	254,299	1,440,146	201,223
Capital shares sold	1,526,999	97,649	756,062	336,449
Prepaid expenses	56,427	40,665	40,367	31,025

Total Assets	922,902,697	283,258,764	428,253,711	217,403,184

LIABILITIES:
Payables:
Securities purchased	—	—	271,784	—
Collateral received on securities loaned	1,605,730	7,359,735	2,636,193	470,144
Accrued investment advisory fees	183,085	91,350	125,462	31,694
Accrued distribution fees—Class N	13,818	710	7,541	1,801
Capital shares redeemed	1,557,764	1,402,308	339,274	202,079
Other accrued expenses and liabilities	308,675	121,326	152,166	65,529

Total Liabilities	3,669,072	8,975,429	3,532,420	771,247

Net Assets	$919,233,625	$274,283,335	$424,721,291	$216,631,937

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$655,812,826	$231,221,463	$403,569,333	$145,845,950
Total distributable earnings (loss)	263,420,799	43,061,872	21,151,958	70,785,987

Net Assets	$919,233,625	$274,283,335	$424,721,291	$216,631,937

NET ASSETS:
Class I	$753,682,149	$252,675,930	$322,091,655	$109,685,187
Class N	67,138,961	3,795,405	36,446,983	7,481,545
Class R6	98,412,515	17,812,000	66,182,653	99,465,205

SHARES OUTSTANDING:
Class I	35,613,774	13,738,767	22,078,701	4,868,528
Class N	3,170,172	206,099	2,500,991	333,437
Class R6	4,664,303	971,674	4,544,351	4,422,211

NET ASSET VALUE:
Class I	$21.16	$18.39	$14.59	$22.53
Class N	$21.18	$18.42	$14.57	$22.44
Class R6	$21.10	$18.33	$14.56	$22.49

* Includes market value of securities out on loan	$1,565,117	$7,390,971	$3,612,499	$459,051
‡ Cash denominated in foreign currencies at cost	$424	$—	$1,246,901	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Assets and Liabilities	March 31, 2019 (Unaudited)

	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND	AQR INTERNATIONAL DEFENSIVE STYLE FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$46,167,807	$96,357,439	$2,478,796,970	$221,896,876

Investments in securities of unaffiliated issuers, at value*	$55,352,734	$107,859,174	$2,978,846,587	$238,277,922
Cash	—	—	—	14,889
Cash denominated in foreign currencies‡	—	365,974	—	733,043
Deposits with brokers for futures contracts	31,497	188,169	4,922,664	247,899
Variation margin on futures contracts	2,206	12,185	626,798	411,774
Receivables:
Securities sold	—	100,990	—	8,234,013
Foreign tax reclaims	—	320,239	—	367,816
Dividends	42,723	468,602	3,343,054	1,009,888
Capital shares sold	38,322	45,695	4,321,035	130,786
Prepaid expenses	33,029	31,078	185,655	36,747

Total Assets	55,500,511	109,392,106	2,992,245,793	249,464,777

LIABILITIES:
Payables:
Securities purchased	—	101,051	—	15,378,591
Collateral received on securities loaned	1,277,344	886,435	—	1,019,699
Accrued investment advisory fees	6,151	18,698	595,750	60,886
Accrued distribution fees—Class N	676	1,272	73,117	1,365
Capital shares redeemed	25,785	204,886	2,645,794	106,592
Other accrued expenses and liabilities	36,599	60,712	760,359	94,953

Total Liabilities	1,346,555	1,273,054	4,075,020	16,662,086

Net Assets	$54,153,956	$108,119,052	$2,988,170,773	$232,802,691

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$45,575,906	$113,073,118	$2,477,256,073	$215,979,282
Total distributable earnings (loss)	8,578,050	(4,954,066)	510,914,700	16,823,409

Net Assets	$54,153,956	$108,119,052	$2,988,170,773	$232,802,691

NET ASSETS:
Class I	$50,914,129	$46,762,663	$2,195,929,412	$197,230,938
Class N	3,042,966	5,196,472	349,558,079	6,531,898
Class R6	196,861	56,159,917	442,683,282	29,039,855

SHARES OUTSTANDING:
Class I	2,821,021	3,664,567	103,923,226	15,422,626
Class N	169,789	409,724	16,569,793	493,826
Class R6	10,917	4,414,805	20,979,887	2,272,383

NET ASSET VALUE:
Class I	$18.05	$12.76	$21.13	$12.79
Class N	$17.92	$12.68	$21.10	$13.23
Class R6	$18.03	$12.72	$21.10	$12.78

* Includes market value of securities out on loan	$1,235,483	$1,094,835	$1,134,900	$1,977,538
‡ Cash denominated in foreign currencies at cost	$—	$366,768	$—	$731,681

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Assets and Liabilities	March 31, 2019 (Unaudited)

	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$75,802,758	$283,437,099	$377,669,825	$16,925,218

Investments in securities of unaffiliated issuers, at value*	$82,702,500	$314,545,339	$398,970,493	$19,319,901
Cash	6,025	12,117	135,838	1,534
Cash denominated in foreign currencies‡	226,622	686,941	981,137	—
Unrealized appreciation on forward foreign currency exchange contracts	—	1,116,974	1,557,222	—
Unrealized appreciation on OTC swaps	—	278,698	239,534	—
Deposits with brokers for futures contracts	117,861	5,535,736	7,749,716	—
Variation margin on futures contracts	21,106	358,327	605,009	—
Receivables:
Securities sold	168,710	108,423	367,556	79,929
Foreign tax reclaims	5,048	520,669	2,030,886	—
Dividends	196,622	794,270	2,211,053	16,174
Capital shares sold	78,499	77,535	64,338	—
Due from Investment Adviser	—	—	—	2,812
Prepaid expenses	28,061	53,713	52,906	32,140

Total Assets	83,551,054	324,088,742	414,965,688	19,452,490

LIABILITIES:
Securities sold short, at value (proceeds $—, $—, $— and $4,510,521, respectively)	—	—	—	4,413,263
Due to broker	—	178,961	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	990,121	1,173,376	—
Unrealized depreciation on OTC swaps	—	202,865	629,741	—
Payables:
Securities purchased	—	108,344	368,514	—
Collateral received on securities loaned	—	1,011,669	—	—
Accrued investment advisory fees	22,319	162,543	217,815	—
Accrued distribution fees—Class N	2,186	785	1,921	141
Capital shares redeemed	17,857	30,998	1,337,887	54,604
Dividends and interest payable on securities sold short	—	—	—	5,025
Other accrued expenses and liabilities	195,895	129,207	180,912	29,256

Total Liabilities	238,257	2,815,493	3,910,166	4,502,289

Net Assets	$83,312,797	$321,273,249	$411,055,522	$14,950,201

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$88,134,549	$304,442,245	$408,052,638	$13,195,511
Total distributable earnings (loss)	(4,821,752)	16,831,004	3,002,884	1,754,690

Net Assets	$83,312,797	$321,273,249	$411,055,522	$14,950,201

NET ASSETS:
Class I	$72,779,356	$189,387,409	$359,374,996	$13,018,480
Class N	10,337,444	3,799,561	9,115,966	611,165
Class R6	195,997	128,086,279	42,564,560	1,320,556

SHARES OUTSTANDING:
Class I	7,765,892	22,893,517	36,637,242	1,107,237
Class N	1,076,903	463,028	905,468	51,919
Class R6	20,983	15,370,200	4,057,441	112,288

NET ASSET VALUE:
Class I	$9.37	$8.27	$9.81	$11.76
Class N	$9.60	$8.21	$10.07	$11.77
Class R6	$9.34	$8.33	$10.49	$11.76

* Includes market value of securities out on loan	$37,479	$961,747	$—	$—
‡ Cash denominated in foreign currencies at cost	$224,122	$687,563	$984,943	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Assets and Liabilities	March 31, 2019 (Unaudited)

	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$2,865,667	$35,045,927	$9,531,060

Investments in securities of unaffiliated issuers, at value	$2,987,496	$35,831,660	$9,796,548
Cash	—	33,014	38
Cash denominated in foreign currencies‡	—	95,978	53,671
Unrealized appreciation on OTC swaps	—	—	103,537
Deposits with brokers for futures contracts	—	45,316	14,383
Variation margin on futures contracts	—	30,180	20,304
Receivables:
Securities sold	—	41,752	10,033
Foreign tax reclaims	—	80,604	296
Dividends	2,760	177,329	54,640
Capital shares sold	—	55,100	1,304
Due from Investment Adviser	10,234	—	11,131
Prepaid expenses	31,892	35,901	32,917

Total Assets	3,032,382	36,426,834	10,098,802

LIABILITIES:
Securities sold short, at value (proceeds $776,010, $9,516,684 and $—, respectively)	688,996	7,889,232	—
Due to custodian	316	—	—
Unrealized depreciation on OTC swaps	—	—	336,511
Payables:
Securities purchased	—	41,872	10,174
Accrued investment advisory fees	—	6,968	—
Accrued distribution fees—Class N	105	326	260
Capital shares redeemed	14,061	90,406	32,751
Dividends and interest payable on securities sold short	452	33,924	—
Other accrued expenses and liabilities	26,245	33,861	39,429

Total Liabilities	730,175	8,096,589	419,125

Net Assets	$2,302,207	$28,330,245	$9,679,677

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$2,511,298	$38,053,006	$16,794,542
Total distributable earnings (loss)	(209,091)	(9,722,761)	(7,114,865)

Net Assets	$2,302,207	$28,330,245	$9,679,677

NET ASSETS:
Class I	$789,115	$27,111,526	$5,748,755
Class N	475,737	1,135,619	886,467
Class R6	1,037,355	83,100	3,044,455

SHARES OUTSTANDING:
Class I	85,071	2,365,689	502,446
Class N	51,449	99,024	77,415
Class R6	111,710	7,249	266,274

NET ASSET VALUE:
Class I	$9.28	$11.46	$11.44
Class N	$9.25	$11.47	$11.45
Class R6	$9.29	$11.46	$11.43

‡ Cash denominated in foreign currencies at cost	$—	$96,271	$53,497

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Operations	March 31, 2019 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$15,053,438	$4,406,828	$3,837,199	$2,229,140
Securities lending income, net	50,785	371,099	1,298	11,524

Total Income	15,104,223	4,777,927	3,838,497	2,240,664

EXPENSES:
Investment advisory fees	2,401,100	1,611,459	749,027	781,277
Custody fees	30,249	15,233	38,201	65,848
Administration & accounting fees	164,020	66,638	39,751	30,683
Legal fees	23,064	8,071	5,315	3,768
Audit & tax fees	25,607	27,236	27,902	25,768
Shareholder reporting fees	95,851	33,253	20,806	16,365
Transfer agent fees	259,811	36,392	48,639	32,734
Trustee fees	34,694	13,805	7,863	6,008
Distribution fees—Class N	78,190	8,351	7,118	5,868
Interest expense	12,877	—	28,390	4,076
Recoupment of waiver	594	—	—	—
Registration fees	39,464	26,755	27,602	25,012
Pricing fee	17	1,681	11,364	11,406
Other expenses	34,455	14,332	8,836	11,629

Total Expenses	3,199,993	1,863,206	1,020,814	1,020,442

Less fee waivers and/or reimbursements	(41,181)	(49,645)	(111,618)	(134,593)

Net Expenses	3,158,812	1,813,561	909,196	885,849

Net Investment Income (Loss)	11,945,411	2,964,366	2,929,301	1,354,815

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	18,920,982	546,877	(8,161,155)	(4,182,287)
Settlement of foreign currency and foreign currency transactions	—	—	118,010	(116,942)
Expiration or closing of futures contracts	(59,904)	(999,778)	256,016	619,040

Net realized gain (loss)	18,861,078	(452,901)	(7,787,129)	(3,680,189)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $—, $—, $— and $188,580)	(164,971,270)	(78,390,582)	(11,896,580)	(1,072,593)
Foreign currency and foreign currency transactions	—	—	(80,399)	(6,846)
Futures contracts	894,684	202,832	114,736	96,589

Net change in unrealized appreciation (depreciation)	(164,076,586)	(78,187,750)	(11,862,243)	(982,850)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(145,215,508)	(78,640,651)	(19,649,372)	(4,663,039)

Net increase (decrease) in net assets resulting from operations	$(133,270,097)	$(75,676,285)	$(16,720,071)	$(3,308,224)

† Net of foreign taxes withheld of	$353	$654	$362,691	$160,247

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Operations	March 31, 2019 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND	AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$2,538,999	$196,464	$2,382,484	$2,802,780
Securities lending income, net	1,466	15,473	1,173	22,413

Total Income	2,540,465	211,937	2,383,657	2,825,193

EXPENSES:
Investment advisory fees	420,315	66,826	401,583	982,401
Custody fees	9,139	7,611	24,908	69,353
Administration & accounting fees	30,970	8,129	21,817	34,958
Legal fees	3,334	410	2,239	4,108
Audit & tax fees	25,898	26,294	24,079	27,620
Shareholder reporting fees	16,664	1,890	10,626	18,537
Transfer agent fees	50,290	20,760	22,384	20,715
Trustee fees	6,108	1,069	4,093	7,027
Distribution fees—Class N	1,791	5,820	1,755	1,629
Interest expense	—	2,060	975	—
Registration fees	27,419	22,586	24,880	23,774
Pricing fee	8	142	10,822	10,898
Other expenses	6,833	2,305	5,147	14,951

Total Expenses	598,769	165,902	555,308	1,215,971

Less fee waivers and/or reimbursements	(62,043)	(72,017)	(90,811)	(127,383)

Net Expenses	536,726	93,885	464,497	1,088,588

Net Investment Income (Loss)	2,003,739	118,052	1,919,160	1,736,605

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	986,723	(368,958)	372,845	89,705
Settlement of foreign currency and foreign currency transactions	—	—	(28,758)	(14,760)
Expiration or closing of futures contracts	479,174	(16,813)	1,962	(9,456)

Net realized gain (loss)	1,465,897	(385,771)	346,049	65,489

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $—, $—, $— and $204,708)	(20,067,808)	(4,227,616)	(7,663,445)	(1,842,938)
Foreign currency and foreign currency transactions	—	—	(13,323)	(10,386)
Futures contracts	97,470	2,421	66,393	98,844

Net change in unrealized appreciation (depreciation)	(19,970,338)	(4,225,195)	(7,610,375)	(1,754,480)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(18,504,441)	(4,610,966)	(7,264,326)	(1,688,991)

Net increase (decrease) in net assets resulting from operations	$(16,500,702)	$(4,492,914)	$(5,345,166)	$47,614

† Net of foreign taxes withheld of	$422	$162	$213,170	$359,871

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Operations	March 31, 2019 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$7,196,549	$1,274,049	$4,608,981	$1,617,062
Securities lending income, net	102,635	159,269	27,867	22,737

Total Income	7,299,184	1,433,318	4,636,848	1,639,799

EXPENSES:
Investment advisory fees	1,140,226	638,673	804,549	256,081
Custody fees	21,180	17,851	48,104	8,326
Administration & accounting fees	93,505	34,100	42,741	24,261
Legal fees	12,354	4,213	5,082	2,568
Audit & tax fees	24,594	25,031	28,367	27,321
Shareholder reporting fees	54,195	17,112	23,924	12,235
Transfer agent fees	420,415	142,277	180,022	64,846
Trustee fees	19,563	6,521	8,612	4,634
Distribution fees—Class N	77,300	3,123	43,364	13,131
Interest expense	29,667	4,518	4,064	—
Registration fees	33,651	26,959	27,380	23,380
Pricing fee	40	535	11,442	18
Other expenses	19,787	7,717	9,309	5,588

Total Expenses	1,946,477	928,630	1,236,960	442,389

Less fee waivers and/or reimbursements	(51,336)	(75,988)	(109,085)	(63,428)

Net Expenses	1,895,141	852,642	1,127,875	378,961

Net Investment Income (Loss)	5,404,043	580,676	3,508,973	1,260,838

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	16,202,825	(1,327,100)	(12,135,162)	177,443
Settlement of foreign currency and foreign currency transactions	—	—	(64,990)	—
Expiration or closing of futures contracts	(3,717)	(709,577)	(212,449)	(23,461)

Net realized gain (loss)	16,199,108	(2,036,677)	(12,412,601)	153,982

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	(89,624,506)	(45,059,418)	(17,905,706)	(13,752,639)
Foreign currency and foreign currency transactions	(13)	—	(23,022)	—
Futures contracts	395,490	(2,936)	134,952	(11,251)

Net change in unrealized appreciation (depreciation)	(89,229,029)	(45,062,354)	(17,793,776)	(13,763,890)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(73,029,921)	(47,099,031)	(30,206,377)	(13,609,908)

Net increase (decrease) in net assets resulting from operations	$(67,625,878)	$(46,518,355)	$(26,697,404)	$(12,349,070)

† Net of foreign taxes withheld of	$—	$737	$484,045	$—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Operations	March 31, 2019 (Unaudited)

	AQR TM SMALL CAP MOMENTUM STYLE FUND	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND	AQR INTERNATIONAL DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$257,264	$1,286,644	$25,341,875	$2,558,483
Securities lending income, net	27,290	8,599	163,424	3,448

Total Income	284,554	1,295,243	25,505,299	2,561,931

EXPENSES:
Investment advisory fees	121,234	212,519	2,994,612	416,140
Custody fees	10,130	26,603	28,824	24,595
Administration & accounting fees	10,680	15,646	201,729	23,761
Legal fees	739	1,457	21,286	2,419
Audit & tax fees	23,738	29,242	27,390	26,693
Shareholder reporting fees	3,542	6,589	138,213	11,500
Transfer agent fees	35,410	35,201	1,043,654	96,257
Trustee fees	1,619	2,681	44,509	4,530
Distribution fees—Class N	4,693	8,985	379,554	6,060
Interest expense	2,002	10,437	—	—
Recoupment of waiver	—	—	41,839	—
Registration fees	24,345	24,143	92,616	26,729
Pricing fee	257	11,364	36	11,364
Other expenses	2,812	3,857	39,192	5,602

Total Expenses	241,201	388,724	5,053,454	655,650

Less fee waivers and/or reimbursements	(72,474)	(102,423)	(26,198)	(91,520)

Net Expenses	168,727	286,301	5,027,256	564,130

Net Investment Income (Loss)	115,827	1,008,942	20,478,043	1,997,801

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(751,361)	(4,464,356)	(4,441,654)	83,998
Settlement of foreign currency and foreign currency transactions	—	(27,652)	—	(10,218)
Expiration or closing of futures contracts	43,564	23,874	2,910,646	(405,000)

Net realized gain (loss)	(707,797)	(4,468,134)	(1,531,008)	(331,220)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	(7,870,913)	(5,549,547)	56,089,608	(5,086,183)
Foreign currency and foreign currency transactions	—	(8,017)	—	(12,308)
Futures contracts	11,357	33,213	938,432	(92,779)

Net change in unrealized appreciation (depreciation)	(7,859,556)	(5,524,351)	57,028,040	(5,191,270)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(8,567,353)	(9,992,485)	55,497,032	(5,522,490)

Net increase (decrease) in net assets resulting from operations	$(8,451,526)	$(8,983,543)	$75,975,075	$(3,524,689)

† Net of foreign taxes withheld of	$176	$126,683	$—	$240,930

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Operations	March 31, 2019 (Unaudited)

	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$668,536	$3,245,298	$4,943,346	$175,683
Securities lending income, net	4,587	4,869	1,608	—

Total Income	673,123	3,250,167	4,944,954	175,683

EXPENSES:
Investment advisory fees	224,708	920,751	1,311,602	47,110
Custody fees	32,820	27,806	45,644	—
Administration & accounting fees	12,833	35,646	43,259	6,900
Legal fees	1,083	4,901	5,547	110
Audit & tax fees	27,297	25,346	30,922	24,090
Shareholder reporting fees	5,375	19,207	24,603	1,892
Transfer agent fees	49,260	90,708	205,150	15,663
Trustee fees	2,137	6,957	8,669	827
Distribution fees—Class N	12,803	3,889	11,694	856
Dividends and interest on securities sold short (Note 3)	—	—	—	42,322
Interest expense	975	—	—	—
Recoupment of waiver	—	841	—	—
Registration fees	22,462	28,792	39,226	20,252
Pricing fee	9,200	14,013	15,453	19
Other expenses	3,286	7,571	9,451	2,171

Total Expenses	404,239	1,186,428	1,751,220	162,212

Less fee waivers and/or reimbursements	(103,611)	(23,854)	(40,614)	(56,766)

Net Expenses	300,628	1,162,574	1,710,606	105,446

Net Investment Income (Loss)	372,495	2,087,593	3,234,348	70,237

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers (net of deferred capital gain country tax accruals of $7,450, $—, $— and $—)	(131,868)	(10,789,144)	(13,319,052)	(318,436)
Settlement of foreign currency and foreign currency transactions	642	(101,542)	10,072	—
Settlement of forward foreign currency contracts	—	3,801,994	5,673,925	—
Expiration or closing of futures contracts	(96,187)	466,196	(897,812)	—
Closed short positions in securities	—	—	—	36,990
Expiration or closing of swap contracts	—	(1,339,155)	(1,253,436)	—

Net realized gain (loss)	(227,413)	(7,961,651)	(9,786,303)	(281,446)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers (net of increase in deferred capital gain country tax accruals of $62,508, $—, $— and $—)	(1,038,771)	(11,590,341)	(8,056,828)	(1,248,534)
Foreign currency and foreign currency transactions	(851)	9,740	(18,531)	—
Forward foreign currency exchange contracts	—	572,210	665,206	—
Futures contracts	(7,213)	(1,516,563)	(4,681,229)	—
Short positions in securities	—	—	—	234,314
Swap contracts	—	(1,021,305)	(555,123)	—

Net change in unrealized appreciation (depreciation)	(1,046,835)	(13,546,259)	(12,646,505)	(1,014,220)

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(1,274,248)	(21,507,910)	(22,432,808)	(1,295,666)

Net increase (decrease) in net assets resulting from operations	$(901,753)	$(19,420,317)	$(19,198,460)	$(1,225,429)

† Net of foreign taxes withheld of	$71,026	$179,128	$475,869	$59

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Operations	March 31, 2019 (Unaudited)

	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE SIX MONTHS ENDED MARCH 31, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers†	$18,090	$570,977	$193,111

Total Income	18,090	570,977	193,111

EXPENSES:
Investment advisory fees	9,849	158,923	90,393
Custody fees	—	—	29,546
Administration & accounting fees	5,669	10,352	8,241
Legal fees	38	372	273
Audit & tax fees	26,002	27,922	28,186
Shareholder reporting fees	1,064	6,460	2,116
Transfer agent fees	9,234	29,667	16,537
Trustee fees	553	1,513	1,034
Distribution fees—Class N	630	7,382	5,839
Dividends and interest on securities sold short (Note 3)	5,470	162,867	—
Interest expense	—	1,331	3,163
Registration fees	20,234	22,120	20,960
Pricing fee	164	48	120
Other expenses	1,896	2,744	2,386

Total Expenses	80,803	431,701	208,794

Less fee waivers and/or reimbursements	(62,913)	(58,699)	(91,853)

Net Expenses	17,890	373,002	116,941

Net Investment Income (Loss)	200	197,975	76,170

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	(49,440)	(10,813,433)	(2,858,630)
Settlement of foreign currency and foreign currency transactions	—	8,851	(23,878)
Expiration or closing of futures contracts	—	(79,380)	21,234
Closed short positions in securities	14,617	1,966,620	—
Expiration or closing of swap contracts	—	—	(1,023,606)

Net realized gain (loss)	(34,823)	(8,917,342)	(3,884,880)

Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	(496,931)	2,651,951	990,011
Foreign currency and foreign currency transactions	—	(1,299)	(3,392)
Futures contracts	—	(9,859)	(18,140)
Short positions in securities	106,800	911,075	—
Swap contracts	—	—	(231,649)

Net change in unrealized appreciation (depreciation)	(390,131)	3,551,868	736,830

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	(424,954)	(5,365,474)	(3,148,050)

Net increase (decrease) in net assets resulting from operations	$(424,754)	$(5,167,499)	$(3,071,880)

† Net of foreign taxes withheld of	$8	$39,238	$15,158

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$11,945,411	$26,303,949	$2,964,366	$5,323,028
Net realized gain (loss)	18,861,078	115,957,572	(452,901)	73,361,907
Net change in unrealized appreciation (depreciation)	(164,076,586)	114,189,604	(78,187,750)	(12,611,693)
Net increase (decrease) in net assets resulting from operations	(133,270,097)	256,451,125	(75,676,285)	66,073,242

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(29,255,991)	(10,776,250)	(5,107,307)	(5,462,948)
Class N	(4,037,015)	(1,302,797)	(713,157)	(690,037)
Class R6	(70,459,300)	(30,638,035)	(64,613,496)	(64,425,548)
Total distributions	(103,752,306)	(42,717,082)	(70,433,960)	(70,578,533)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	54,663,672	95,787,362	15,444,387	15,582,728
Reinvestment of distributions	27,844,268	9,776,384	5,096,676	5,462,948
Cost of shares redeemed	(89,585,586)	(108,671,308)	(25,451,862)	(14,167,311)

Net increase (decrease) from capital transactions	(7,077,646)	(3,107,562)	(4,910,799)	6,878,365

CLASS N
Proceeds from shares sold	7,927,303	25,335,787	2,829,953	3,216,149
Reinvestment of distributions	4,032,863	1,300,872	711,291	687,488
Cost of shares redeemed	(10,724,723)	(25,474,909)	(2,048,236)	(4,669,146)

Net increase (decrease) from capital transactions	1,235,443	1,161,750	1,493,008	(765,509)

CLASS R6
Proceeds from shares sold	154,425,653	350,817,533	51,515,659	83,802,921
Reinvestment of distributions	70,083,771	30,519,773	59,445,615	59,088,320
Cost of shares redeemed	(381,034,747)	(414,196,743)	(63,113,721)	(196,791,558)

Net increase (decrease) from capital transactions	(156,525,323)	(32,859,437)	47,847,553	(53,900,317)

Net increase (decrease) in net assets resulting from capital transactions	(162,367,526)	(34,805,249)	44,429,762	(47,787,461)
Total increase (decrease) in net assets	(399,389,929)	178,928,794	(101,680,483)	(52,292,752)

NET ASSETS:
Beginning of period	1,944,974,601	1,766,045,807	745,430,476	797,723,228

End of period	$1,545,584,672	$1,944,974,601	$643,749,993	$745,430,476

The accompanying notes are an integral part of these financial statements.	(continued on p. 153)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR LARGE CAP MULTI-STYLE FUND		AQR SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	26,927,588	27,105,928	3,884,358	3,425,976
Shares sold	3,436,072	5,333,007	1,289,519	999,126
Shares issued on reinvestment of distributions	1,916,330	550,162	457,922	365,415
Shares redeemed	(5,613,421)	(6,061,509)	(2,048,024)	(906,159)

Shares outstanding, end of period	26,666,569	26,927,588	3,583,775	3,884,358

CLASS N
Shares outstanding, beginning of period	3,794,725	3,733,125	492,827	538,645
Shares sold	502,064	1,415,274	220,766	205,765
Shares issued on reinvestment of distributions	278,320	73,454	64,023	46,078
Shares redeemed	(675,196)	(1,427,128)	(160,963)	(297,661)

Shares outstanding, end of period	3,899,913	3,794,725	616,653	492,827

CLASS R6
Shares outstanding, beginning of period	72,590,387	73,872,372	42,484,766	45,548,724
Shares sold	9,712,504	19,575,372	4,071,687	5,393,761
Shares issued on reinvestment of distributions	4,826,706	1,719,424	5,336,231	3,949,754
Shares redeemed	(23,311,616)	(22,576,781)	(4,935,083)	(12,407,473)

Shares outstanding, end of period	63,817,981	72,590,387	46,957,601	42,484,766

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$2,929,301	$11,551,805	$1,354,815	$6,226,903
Net realized gain (loss)	(7,787,129)	17,742,504	(3,680,189)	8,610,084
Net change in unrealized appreciation (depreciation)	(11,862,243)	(24,519,767)	(982,850)	(24,866,761)
Net increase (decrease) in net assets resulting from operations	(16,720,071)	4,774,542	(3,308,224)	(10,029,774)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(2,139,990)	(1,871,811)	(884,434)	(1,550,648)
Class N	(193,368)	(162,279)	(94,743)	(84,835)
Class R6	(8,221,394)	(9,653,985)	(5,027,138)	(3,875,940)
Total distributions	(10,554,752)	(11,688,075)	(6,006,315)	(5,511,423)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	18,091,061	26,293,510	20,638,304	25,979,657
Reinvestment of distributions	2,135,307	1,868,748	884,434	1,550,537
Cost of shares redeemed	(28,885,988)	(20,451,269)	(8,707,555)	(95,086,495)

Net increase (decrease) from capital transactions	(8,659,620)	7,710,989	12,815,183	(67,556,301)

CLASS N
Proceeds from shares sold	726,464	2,806,811	691,706	9,802,946
Reinvestment of distributions	192,003	161,205	94,743	84,835
Cost of shares redeemed	(2,053,458)	(4,820,322)	(1,472,878)	(11,280,986)

Net increase (decrease) from capital transactions	(1,134,991)	(1,852,306)	(686,429)	(1,393,205)

CLASS R6
Proceeds from shares sold	35,830,825	56,823,039	23,139,626	112,121,781
Reinvestment of distributions	8,108,462	9,578,079	4,976,491	3,839,830
Cost of shares redeemed	(122,069,640)	(116,207,995)	(96,410,581)	(49,354,536)

Net increase (decrease) from capital transactions	(78,130,353)	(49,806,877)	(68,294,464)	66,607,075

Net increase (decrease) in net assets resulting from capital transactions	(87,924,964)	(43,948,194)	(56,165,710)	(2,342,431)
Total increase (decrease) in net assets	(115,199,787)	(50,861,727)	(65,480,249)	(17,883,628)

NET ASSETS:
Beginning of period	419,406,953	470,268,680	308,617,256	326,500,884

End of period	$304,207,166	$419,406,953	$243,137,007	$308,617,256

The accompanying notes are an integral part of these financial statements.	(continued on p. 155)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR INTERNATIONAL MULTI-STYLE FUND		AQR EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	7,029,983	6,382,844	3,431,269	9,084,086
Shares sold	1,768,534	2,185,654	2,186,598	2,323,815
Shares issued on reinvestment of distributions	216,782	156,381	98,271	141,990
Shares redeemed	(2,742,626)	(1,694,896)	(923,113)	(8,118,622)

Shares outstanding, end of period	6,272,673	7,029,983	4,793,025	3,431,269

CLASS N
Shares outstanding, beginning of period	587,720	741,408	522,910	629,566
Shares sold	69,269	233,747	73,736	900,890
Shares issued on reinvestment of distributions	19,493	13,501	10,515	7,769
Shares redeemed	(199,559)	(400,936)	(155,758)	(1,015,315)

Shares outstanding, end of period	476,923	587,720	451,403	522,910

CLASS R6
Shares outstanding, beginning of period	28,081,392	32,248,885	26,340,267	20,749,080
Shares sold	3,421,129	4,735,673	2,442,275	9,659,418
Shares issued on reinvestment of distributions	824,031	802,856	552,943	351,311
Shares redeemed	(11,543,360)	(9,706,022)	(10,127,022)	(4,419,542)

Shares outstanding, end of period	20,783,192	28,081,392	19,208,463	26,340,267

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$2,003,739	$3,688,218	$118,052	$168,422
Net realized gain (loss)	1,465,897	2,705,323	(385,771)	1,215,134
Net change in unrealized appreciation (depreciation)	(19,970,338)	29,885,351	(4,225,195)	1,831,318
Net increase (decrease) in net assets resulting from operations	(16,500,702)	36,278,892	(4,492,914)	3,214,874

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(1,097,266)	(818,162)	(888,512)	(602,144)
Class N	(9,211)	(21,911)	(156,965)	(137,360)
Class R6	(2,768,055)	(2,148,486)	(102,358)	(65,206)
Total distributions	(3,874,532)	(2,988,559)	(1,147,835)	(804,710)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	24,518,406	21,740,496	7,278,037	5,052,196
Reinvestment of distributions	1,092,204	813,559	888,512	601,692
Cost of shares redeemed	(18,725,701)	(8,616,650)	(11,409,366)	(2,891,525)

Net increase (decrease) from capital transactions	6,884,909	13,937,405	(3,242,817)	2,762,363

CLASS N
Proceeds from shares sold	186,413	659,520	2,476,218	1,998,957
Reinvestment of distributions	9,211	21,911	156,965	137,360
Cost of shares redeemed	(1,116,338)	(892,234)	(4,371,731)	(1,601,248)

Net increase (decrease) from capital transactions	(920,714)	(210,803)	(1,738,548)	535,069

CLASS R6
Proceeds from shares sold	44,803,693	49,575,877	—	—
Reinvestment of distributions	2,759,941	2,145,431	102,358	65,206
Cost of shares redeemed	(31,227,751)	(25,434,061)	—	—

Net increase (decrease) from capital transactions	16,335,883	26,287,247	102,358	65,206

Net increase (decrease) in net assets resulting from capital transactions	22,300,078	40,013,849	(4,879,007)	3,362,638
Total increase (decrease) in net assets	1,924,844	73,304,182	(10,519,756)	5,772,802

NET ASSETS:
Beginning of period	301,079,804	227,775,622	34,834,661	29,061,859

End of period	$303,004,648	$301,079,804	$24,314,905	$34,834,661

The accompanying notes are an integral part of these financial statements.	(continued on p. 157)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR TM LARGE CAP MULTI-STYLE FUND		AQR TM SMALL CAP MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	6,377,943	5,295,943	1,995,387	1,766,988
Shares sold	2,083,787	1,676,676	692,781	410,222
Shares issued on reinvestment of distributions	96,741	63,214	91,411	49,974
Shares redeemed	(1,590,249)	(657,890)	(1,104,508)	(231,797)

Shares outstanding, end of period	6,968,222	6,377,943	1,675,071	1,995,387

CLASS N
Shares outstanding, beginning of period	167,713	183,388	506,568	457,078
Shares sold	15,220	50,916	226,398	166,366
Shares issued on reinvestment of distributions	814	1,705	16,148	11,437
Shares redeemed	(88,519)	(68,296)	(402,525)	(128,313)

Shares outstanding, end of period	95,228	167,713	346,589	506,568

CLASS R6
Shares outstanding, beginning of period	15,366,286	13,352,220	198,460	193,053
Shares sold	3,733,651	3,792,122	—	—
Shares issued on reinvestment of distributions	244,459	166,700	10,520	5,407
Shares redeemed	(2,594,815)	(1,944,756)	—	—

Shares outstanding, end of period	16,749,581	15,366,286	208,980	198,460

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$1,919,160	$4,369,425	$1,736,605	$7,400,800
Net realized gain (loss)	346,049	1,535,987	65,489	517,840
Net change in unrealized appreciation (depreciation)	(7,610,375)	(3,311,001)	(1,754,480)	(18,402,848)
Net increase (decrease) in net assets resulting from operations	(5,345,166)	2,594,411	47,614	(10,484,208)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(560,998)	(644,479)	(468,070)	(286,290)
Class N	(26,702)	(47,940)	(19,782)	(31,785)
Class R6	(3,512,605)	(3,770,415)	(6,711,111)	(5,586,088)
Total distributions	(4,100,305)	(4,462,834)	(7,198,963)	(5,904,163)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	10,549,299	8,564,970	19,252,160	5,010,657
Reinvestment of distributions	560,998	639,789	457,476	277,677
Cost of shares redeemed	(11,243,335)	(5,986,354)	(7,535,145)	(4,025,314)

Net increase (decrease) from capital transactions	(133,038)	3,218,405	12,174,491	1,263,020

CLASS N
Proceeds from shares sold	98,882	539,743	90,463	537,217
Reinvestment of distributions	26,702	47,940	19,782	31,785
Cost of shares redeemed	(156,283)	(1,087,872)	(586,694)	(1,093,736)

Net increase (decrease) from capital transactions	(30,699)	(500,189)	(476,449)	(524,734)

CLASS R6
Proceeds from shares sold	28,940,459	27,806,384	20,885,824	15,239,075
Reinvestment of distributions	3,506,710	3,766,767	6,706,777	5,584,281
Cost of shares redeemed	(24,930,914)	(20,020,485)	(11,891,453)	(26,016,762)

Net increase (decrease) from capital transactions	7,516,255	11,552,666	15,701,148	(5,193,406)

Net increase (decrease) in net assets resulting from capital transactions	7,352,518	14,270,882	27,399,190	(4,455,120)
Total increase (decrease) in net assets	(2,092,953)	12,402,459	20,247,841	(20,843,491)

NET ASSETS:
Beginning of period	191,671,650	179,269,191	332,010,906	352,854,397

End of period	$189,578,697	$191,671,650	$352,258,747	$332,010,906

The accompanying notes are an integral part of these financial statements.	(continued on p. 159)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR TM INTERNATIONAL MULTI-STYLE FUND		AQR TM EMERGING MULTI-STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	2,596,584	2,306,712	1,632,300	1,529,628
Shares sold	1,068,001	764,768	1,966,757	447,137
Shares issued on reinvestment of distributions	60,064	57,073	49,085	24,552
Shares redeemed	(1,146,927)	(531,969)	(774,925)	(369,017)

Shares outstanding, end of period	2,577,722	2,596,584	2,873,217	1,632,300

CLASS N
Shares outstanding, beginning of period	140,413	186,870	158,387	207,005
Shares sold	9,972	48,084	9,208	46,682
Shares issued on reinvestment of distributions	2,862	4,284	2,114	2,808
Shares redeemed	(15,567)	(98,825)	(59,235)	(98,108)

Shares outstanding, end of period	137,680	140,413	110,474	158,387

CLASS R6
Shares outstanding, beginning of period	14,573,362	13,549,216	29,565,703	29,960,986
Shares sold	2,916,670	2,458,198	2,177,096	1,347,163
Shares issued on reinvestment of distributions	375,049	335,420	718,840	493,747
Shares redeemed	(2,523,759)	(1,769,472)	(1,200,414)	(2,236,193)

Shares outstanding, end of period	15,341,322	14,573,362	31,261,225	29,565,703

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$5,404,043	$8,933,124	$580,676	$827,127
Net realized gain (loss)	16,199,108	91,679,378	(2,036,677)	60,712,063
Net change in unrealized appreciation (depreciation)	(89,229,029)	129,534,690	(45,062,354)	8,547,276
Net increase (decrease) in net assets resulting from operations	(67,625,878)	230,147,192	(46,518,355)	70,086,466

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(72,200,119)	(76,341,133)	(53,206,130)	(32,807,701)
Class N	(5,900,343)	(5,133,765)	(445,612)	(99,309)
Class R6	(9,607,587)	(5,802,831)	(3,791,401)	(1,143,211)
Total distributions	(87,708,049)	(87,277,729)	(57,443,143)	(34,050,221)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	132,560,099	163,829,903	33,254,689	45,235,866
Reinvestment of distributions	71,979,907	76,128,358	53,171,180	32,791,199
Cost of shares redeemed	(306,736,392)	(246,125,073)	(83,726,244)	(125,115,397)

Net increase (decrease) from capital transactions	(102,196,386)	(6,166,812)	2,699,625	(47,088,332)

CLASS N
Proceeds from shares sold	10,272,808	15,958,025	1,829,242	1,813,033
Reinvestment of distributions	5,899,882	5,133,360	445,612	99,309
Cost of shares redeemed	(16,382,106)	(11,837,299)	(498,872)	(951,481)

Net increase (decrease) from capital transactions	(209,416)	9,254,086	1,775,982	960,861

CLASS R6
Proceeds from shares sold	15,289,679	42,405,165	2,831,635	8,229,692
Reinvestment of distributions	9,584,078	5,772,894	3,789,230	1,142,144
Cost of shares redeemed	(13,710,057)	(22,976,645)	(3,513,686)	(1,722,087)

Net increase (decrease) from capital transactions	11,163,700	25,201,414	3,107,179	7,649,749

Net increase (decrease) in net assets resulting from capital transactions	(91,242,102)	28,288,688	7,582,786	(38,477,722)
Total increase (decrease) in net assets	(246,576,029)	171,158,151	(96,378,712)	(2,441,477)

NET ASSETS:
Beginning of period	1,165,809,654	994,651,503	370,662,047	373,103,524

End of period	$919,233,625	$1,165,809,654	$274,283,335	$370,662,047

The accompanying notes are an integral part of these financial statements.	(continued on p. 161)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR LARGE CAP MOMENTUM STYLE FUND		AQR SMALL CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	39,475,038	39,535,338	12,775,107	14,479,520
Shares sold	6,256,155	7,100,399	1,762,202	1,806,138
Shares issued on reinvestment of distributions	3,924,750	3,516,321	3,319,050	1,394,777
Shares redeemed	(14,042,169)	(10,677,020)	(4,117,592)	(4,905,328)

Shares outstanding, end of period	35,613,774	39,475,038	13,738,767	12,775,107

CLASS N
Shares outstanding, beginning of period	3,100,311	2,686,851	104,431	69,288
Shares sold	491,161	691,541	97,232	68,924
Shares issued on reinvestment of distributions	321,169	236,888	27,764	4,217
Shares redeemed	(742,469)	(514,969)	(23,328)	(37,998)

Shares outstanding, end of period	3,170,172	3,100,311	206,099	104,431

CLASS R6
Shares outstanding, beginning of period	4,088,262	3,001,708	780,973	480,490
Shares sold	741,485	1,830,232	153,836	318,663
Shares issued on reinvestment of distributions	524,293	267,388	237,420	48,705
Shares redeemed	(689,737)	(1,011,066)	(200,555)	(66,885)

Shares outstanding, end of period	4,664,303	4,088,262	971,674	780,973

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR TM LARGE CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$3,508,973	$7,928,075	$1,260,838	$1,759,417
Net realized gain (loss)	(12,412,601)	16,893,422	153,982	1,745,014
Net change in unrealized appreciation (depreciation)	(17,793,776)	(7,558,752)	(13,763,890)	41,796,827
Net increase (decrease) in net assets resulting from operations	(26,697,404)	17,262,745	(12,349,070)	45,301,258

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(5,928,748)	(7,041,640)	(931,706)	(716,329)
Class N	(566,839)	(676,884)	(63,962)	(65,175)
Class R6	(1,236,921)	(1,097,301)	(922,374)	(777,211)
Total distributions	(7,732,508)	(8,815,825)	(1,918,042)	(1,558,715)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	46,615,672	72,031,543	16,793,172	16,390,697
Reinvestment of distributions	5,922,874	7,039,182	926,582	716,292
Cost of shares redeemed	(52,390,046)	(63,862,539)	(13,904,548)	(12,862,332)

Net increase (decrease) from capital transactions	148,500	15,208,186	3,815,206	4,244,657

CLASS N
Proceeds from shares sold	5,557,225	9,462,734	2,816,502	5,079,649
Reinvestment of distributions	566,839	676,884	63,962	65,175
Cost of shares redeemed	(6,864,332)	(4,340,652)	(7,873,320)	(2,566,725)

Net increase (decrease) from capital transactions	(740,268)	5,798,966	(4,992,856)	2,578,099

CLASS R6
Proceeds from shares sold	12,809,913	23,220,150	12,673,106	18,538,623
Reinvestment of distributions	1,236,921	1,097,301	922,374	776,372
Cost of shares redeemed	(7,377,040)	(7,166,865)	(9,930,343)	(21,657,707)

Net increase (decrease) from capital transactions	6,669,794	17,150,586	3,665,137	(2,342,712)

Net increase (decrease) in net assets resulting from capital transactions	6,078,026	38,157,738	2,487,487	4,480,044
Total increase (decrease) in net assets	(28,351,886)	46,604,658	(11,779,625)	48,222,587

NET ASSETS:
Beginning of period	453,073,177	406,468,519	228,411,562	180,188,975

End of period	$424,721,291	$453,073,177	$216,631,937	$228,411,562

The accompanying notes are an integral part of these financial statements.	(continued on p. 163)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR INTERNATIONAL MOMENTUM STYLE FUND		AQR TM LARGE CAP MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	22,041,901	21,061,118	4,686,066	4,484,510
Shares sold	3,335,216	4,535,715	803,524	751,698
Shares issued on reinvestment of distributions	454,556	450,363	47,444	34,388
Shares redeemed	(3,752,972)	(4,005,295)	(668,506)	(584,530)

Shares outstanding, end of period	22,078,701	22,041,901	4,868,528	4,686,066

CLASS N
Shares outstanding, beginning of period	2,564,776	2,200,569	566,003	440,406
Shares sold	391,431	594,470	132,018	238,388
Shares issued on reinvestment of distributions	43,536	43,362	3,285	3,142
Shares redeemed	(498,752)	(273,625)	(367,869)	(115,933)

Shares outstanding, end of period	2,500,991	2,564,776	333,437	566,003

CLASS R6
Shares outstanding, beginning of period	4,048,617	2,964,194	4,240,403	4,353,778
Shares sold	939,300	1,465,684	606,050	860,572
Shares issued on reinvestment of distributions	95,148	70,340	47,301	37,344
Shares redeemed	(538,714)	(451,601)	(471,543)	(1,011,291)

Shares outstanding, end of period	4,544,351	4,048,617	4,422,211	4,240,403

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR TM SMALL CAP MOMENTUM STYLE FUND		AQR TM INTERNATIONAL MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$115,827	$118,806	$1,008,942	$2,308,085
Net realized gain (loss)	(707,797)	4,268,207	(4,468,134)	(46,077)
Net change in unrealized appreciation (depreciation)	(7,859,556)	6,085,405	(5,524,351)	772,434
Net increase (decrease) in net assets resulting from operations	(8,451,526)	10,472,418	(8,983,543)	3,034,442

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(4,001,037)	(169,922)	(927,157)	(797,114)
Class N	(262,280)	(10,537)	(146,595)	(85,403)
Class R6	(16,756)	(821)	(1,201,377)	(1,116,578)
Total distributions	(4,280,073)	(181,280)	(2,275,129)	(1,999,095)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	9,172,710	10,834,814	12,111,363	19,357,361
Reinvestment of distributions	4,001,037	169,922	927,157	797,114
Cost of shares redeemed	(13,406,118)	(5,456,512)	(19,489,754)	(6,113,073)

Net increase (decrease) from capital transactions	(232,371)	5,548,224	(6,451,234)	14,041,402

CLASS N
Proceeds from shares sold	1,943,570	2,527,376	2,012,569	3,893,025
Reinvestment of distributions	262,280	10,537	146,595	85,403
Cost of shares redeemed	(3,848,355)	(898,531)	(4,144,083)	(979,905)

Net increase (decrease) from capital transactions	(1,642,505)	1,639,382	(1,984,919)	2,998,523

CLASS R6
Proceeds from shares sold	—	—	19,027,504	12,953,829
Reinvestment of distributions	16,756	821	1,201,377	1,114,827
Cost of shares redeemed	(4,754)	(8,633)	(21,534,471)	(8,789,957)

Net increase (decrease) from capital transactions	12,002	(7,812)	(1,305,590)	5,278,699

Net increase (decrease) in net assets resulting from capital transactions	(1,862,874)	7,179,794	(9,741,743)	22,318,624
Total increase (decrease) in net assets	(14,594,473)	17,470,932	(21,000,415)	23,353,971

NET ASSETS:
Beginning of period	68,748,429	51,277,497	129,119,467	105,765,496

End of period	$54,153,956	$68,748,429	$108,119,052	$129,119,467

The accompanying notes are an integral part of these financial statements.	(continued on p. 165)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR TM SMALL CAP MOMENTUM STYLE FUND		AQR TM INTERNATIONAL MOMENTUM STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	2,783,889	2,509,919	4,221,232	3,220,835
Shares sold	554,310	524,732	998,057	1,378,829
Shares issued on reinvestment of distributions	256,971	8,638	81,116	57,512
Shares redeemed	(774,149)	(259,400)	(1,635,838)	(435,944)

Shares outstanding, end of period	2,821,021	2,783,889	3,664,567	4,221,232

CLASS N
Shares outstanding, beginning of period	255,490	170,348	567,899	352,156
Shares sold	110,311	127,061	165,156	279,751
Shares issued on reinvestment of distributions	16,954	539	12,893	6,193
Shares redeemed	(212,966)	(42,458)	(336,224)	(70,201)

Shares outstanding, end of period	169,789	255,490	409,724	567,899

CLASS R6
Shares outstanding, beginning of period	10,115	10,527	4,539,868	4,159,523
Shares sold	—	—	1,577,320	925,199
Shares issued on reinvestment of distributions	1,078	42	105,477	80,668
Shares redeemed	(276)	(454)	(1,807,860)	(625,522)

Shares outstanding, end of period	10,917	10,115	4,414,805	4,539,868

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR LARGE CAP DEFENSIVE STYLE FUND		AQR INTERNATIONAL DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$20,478,043	$22,477,406	$1,997,801	$4,695,024
Net realized gain (loss)	(1,531,008)	11,562,453	(331,220)	18,479
Net change in unrealized appreciation (depreciation)	57,028,040	227,431,616	(5,191,270)	1,444,405
Net increase (decrease) in net assets resulting from operations	75,975,075	261,471,475	(3,524,689)	6,157,908

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(26,688,622)	(18,654,170)	(3,814,503)	(3,331,251)
Class N	(3,849,447)	(5,492,715)	(45,275)	(496,071)
Class R6	(5,023,387)	(6,324,648)	(854,388)	(542,164)
Total distributions	(35,561,456)	(30,471,533)	(4,714,166)	(4,369,486)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	862,253,103	810,293,817	58,210,324	55,344,839
Reinvestment of distributions	26,229,527	18,133,691	3,814,503	3,331,251
Cost of shares redeemed	(229,374,232)	(267,178,907)	(31,540,305)	(30,897,704)

Net increase (decrease) from capital transactions	659,108,398	561,248,601	30,484,522	27,778,386

CLASS N
Proceeds from shares sold	134,680,464	186,299,595	3,378,363	1,017,221
Reinvestment of distributions	3,846,554	5,487,991	45,275	496,071
Cost of shares redeemed	(99,519,365)	(162,802,126)	(1,193,800)	(27,897,011)

Net increase (decrease) from capital transactions	39,007,653	28,985,460	2,229,838	(26,383,719)

CLASS R6
Proceeds from shares sold	194,828,557	149,983,329	11,248,464	12,207,346
Reinvestment of distributions	4,786,377	6,238,950	854,388	542,164
Cost of shares redeemed	(70,889,186)	(87,148,011)	(10,714,251)	(3,902,657)

Net increase (decrease) from capital transactions	128,725,748	69,074,268	1,388,601	8,846,853

Net increase (decrease) in net assets resulting from capital transactions	826,841,799	659,308,329	34,102,961	10,241,520
Total increase (decrease) in net assets	867,255,418	890,308,271	25,864,106	12,029,942

NET ASSETS:
Beginning of period	2,120,915,355	1,230,607,084	206,938,585	194,908,643

End of period	$2,988,170,773	$2,120,915,355	$232,802,691	$206,938,585

The accompanying notes are an integral part of these financial statements.	(continued on p. 167)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR LARGE CAP DEFENSIVE STYLE FUND		AQR INTERNATIONAL DEFENSIVE STYLE FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	70,944,959	43,542,452	12,996,510	10,933,855
Shares sold	43,222,665	40,283,448	4,696,871	4,112,394
Shares issued on reinvestment of distributions	1,404,150	947,919	325,470	250,470
Shares redeemed	(11,648,548)	(13,828,860)	(2,596,225)	(2,300,209)

Shares outstanding, end of period	103,923,226	70,944,959	15,422,626	12,996,510

CLASS N
Shares outstanding, beginning of period	14,651,012	13,152,323	311,098	2,216,623
Shares sold	6,723,421	9,463,472	272,540	74,336
Shares issued on reinvestment of distributions	206,139	287,329	3,729	36,342
Shares redeemed	(5,010,779)	(8,252,112)	(93,541)	(2,016,203)

Shares outstanding, end of period	16,569,793	14,651,012	493,826	311,098

CLASS R6
Shares outstanding, beginning of period	14,618,977	10,858,002	2,148,850	1,486,721
Shares sold	9,665,258	7,774,083	901,796	910,345
Shares issued on reinvestment of distributions	256,642	326,818	72,962	40,826
Shares redeemed	(3,560,990)	(4,339,926)	(851,225)	(289,042)

Shares outstanding, end of period	20,979,887	14,618,977	2,272,383	2,148,850

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR EMERGING DEFENSIVE STYLE FUND		AQR GLOBAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$372,495	$1,521,046	$2,087,593	$4,670,399
Net realized gain (loss)	(227,413)	(442,833)	(7,961,651)	(183,515)
Net change in unrealized appreciation (depreciation)	(1,046,835)	1,090,686	(13,546,259)	13,990,609
Net increase (decrease) in net assets resulting from operations	(901,753)	2,168,899	(19,420,317)	18,477,493

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(1,307,483)	(1,062,921)	(3,432,665)	(5,971,499)
Class N	(170,906)	(73,559)	(125,954)	(93,517)
Class R6	(3,638)	(3,683)	(6,749,720)	(8,440,765)
Total distributions	(1,482,027)	(1,140,163)	(10,308,339)	(14,505,781)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	8,896,809	19,640,073	115,245,439	189,043,769
Reinvestment of distributions	1,307,483	1,062,921	3,432,610	5,948,575
Cost of shares redeemed	(11,745,258)	(7,485,865)	(116,468,818)	(37,557,817)

Net increase (decrease) from capital transactions	(1,540,966)	13,217,129	2,209,231	157,434,527

CLASS N
Proceeds from shares sold	2,787,596	6,009,703	2,583,735	1,143,324
Reinvestment of distributions	170,906	73,559	125,954	93,517
Cost of shares redeemed	(2,390,743)	(1,037,741)	(862,652)	(1,421,316)

Net increase (decrease) from capital transactions	567,759	5,045,521	1,847,037	(184,475)

CLASS R6
Proceeds from shares sold	—	—	249,361	28,557,257
Reinvestment of distributions	3,638	3,683	6,749,720	8,440,765
Cost of shares redeemed	—	(19,572)	(34,552,900)	(13,692,590)

Net increase (decrease) from capital transactions	3,638	(15,889)	(27,553,819)	23,305,432

Net increase (decrease) in net assets resulting from capital transactions	(969,569)	18,246,761	(23,497,551)	180,555,484
Total increase (decrease) in net assets	(3,353,349)	19,275,497	(53,226,207)	184,527,196

NET ASSETS:
Beginning of period	86,666,146	67,390,649	374,499,456	189,972,260

End of period	$83,312,797	$86,666,146	$321,273,249	$374,499,456

The accompanying notes are an integral part of these financial statements.	(continued on p. 169)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR EMERGING DEFENSIVE STYLE FUND		AQR GLOBAL EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	7,937,988	6,592,892	21,833,772	4,671,412
Shares sold	966,449	1,993,757	14,849,764	20,630,784
Shares issued on reinvestment of distributions	147,738	108,683	467,022	667,629
Shares redeemed	(1,286,283)	(757,344)	(14,257,041)	(4,136,053)

Shares outstanding, end of period	7,765,892	7,937,988	22,893,517	21,833,772

CLASS N
Shares outstanding, beginning of period	1,011,849	509,044	234,167	255,046
Shares sold	300,459	599,651	322,149	126,366
Shares issued on reinvestment of distributions	18,843	7,341	17,254	10,531
Shares redeemed	(254,248)	(104,187)	(110,542)	(157,776)

Shares outstanding, end of period	1,076,903	1,011,849	463,028	234,167

CLASS R6
Shares outstanding, beginning of period	20,571	22,106	18,868,677	16,309,218
Shares sold	—	—	30,454	3,120,635
Shares issued on reinvestment of distributions	412	378	910,893	939,952
Shares redeemed	—	(1,913)	(4,439,824)	(1,501,128)

Shares outstanding, end of period	20,983	20,571	15,370,200	18,868,677

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR INTERNATIONAL EQUITY FUND		AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$3,234,348	$8,703,205	$70,237	$153,170
Net realized gain (loss)	(9,786,303)	2,903,816	(281,446)	(448,914)
Net change in unrealized appreciation (depreciation)	(12,646,505)	(18,998,017)	(1,014,220)	2,307,841
Net increase (decrease) in net assets resulting from operations	(19,198,460)	(7,390,996)	(1,225,429)	2,012,097

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(9,369,303)	(32,028,888)	(123,468)	(133,818)
Class N	(212,664)	(1,432,451)	(4,837)	(2,636)
Class R6	(1,034,678)	(3,935,384)	(12,733)	(19,501)
Total distributions	(10,616,645)	(37,396,723)	(141,038)	(155,955)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	43,201,061	150,167,056	1,546,418	5,959,715
Reinvestment of distributions	8,627,660	29,711,153	123,468	133,818
Cost of shares redeemed	(57,706,259)	(95,825,332)	(4,026,502)	(4,690,532)

Net increase (decrease) from capital transactions	(5,877,538)	84,052,877	(2,356,616)	1,403,001

CLASS N
Proceeds from shares sold	74,593	13,150,275	7,801	146,602
Reinvestment of distributions	117,652	1,312,338	4,837	2,636
Cost of shares redeemed	(3,355,687)	(14,711,432)	(126,258)	(473,515)

Net increase (decrease) from capital transactions	(3,163,442)	(248,819)	(113,620)	(324,277)

CLASS R6
Proceeds from shares sold	3,587,581	12,877,931	—	—
Reinvestment of distributions	1,034,678	3,935,384	12,733	19,501
Cost of shares redeemed	(4,051,491)	(11,544,367)	(369,999)	(372,902)

Net increase (decrease) from capital transactions	570,768	5,268,948	(357,266)	(353,401)

Net increase (decrease) in net assets resulting from capital transactions	(8,470,212)	89,073,006	(2,827,502)	725,323
Total increase (decrease) in net assets	(38,285,317)	44,285,287	(4,193,969)	2,581,465

NET ASSETS:
Beginning of period	449,340,839	405,055,552	19,144,170	16,562,705

End of period	$411,055,522	$449,340,839	$14,950,201	$19,144,170

The accompanying notes are an integral part of these financial statements.	(continued on p. 171)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR INTERNATIONAL EQUITY FUND		AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	37,314,673	29,670,936	1,320,495	1,201,816
Shares sold	4,531,709	13,619,612	136,958	496,007
Shares issued on reinvestment of distributions	972,679	2,728,297	11,770	11,096
Shares redeemed	(6,181,819)	(8,704,172)	(361,986)	(388,424)

Shares outstanding, end of period	36,637,242	37,314,673	1,107,237	1,320,495

CLASS N
Shares outstanding, beginning of period	1,219,218	1,251,644	61,640	90,163
Shares sold	7,595	1,137,530	712	11,944
Shares issued on reinvestment of distributions	12,914	117,593	460	218
Shares redeemed	(334,259)	(1,287,549)	(10,893)	(40,685)

Shares outstanding, end of period	905,468	1,219,218	51,919	61,640

CLASS R6
Shares outstanding, beginning of period	3,993,723	3,560,850	144,619	174,492
Shares sold	354,275	1,083,990	—	—
Shares issued on reinvestment of distributions	109,143	338,673	1,214	1,616
Shares redeemed	(399,700)	(989,790)	(33,545)	(31,489)

Shares outstanding, end of period	4,057,441	3,993,723	112,288	144,619

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND		AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$200	$(19,579)	$197,975	$1,295,926
Net realized gain (loss)	(34,823)	(235,992)	(8,917,342)	(3,361,857)
Net change in unrealized appreciation (depreciation)	(390,131)	354,742	3,551,868	(2,523,719)
Net increase (decrease) in net assets resulting from operations	(424,754)	99,171	(5,167,499)	(4,589,650)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings
Class I	—	(12,632)	(1,135,762)	(179,771)
Class N	—	(3,898)	(152,621)	(62,248)
Class R6	—	(13,750)	(2,908)	(22,470)
Total	—	(30,280)	(1,291,291)	(264,489)
Return of capital:
Class I	—	(1,266)	—	—
Class N	—	(500)	—	—
Class R6	—	(1,160)	—	—
Total	—	(2,926)	—	—
Total distributions	—	(33,206)	(1,291,291)	(264,489)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	137,863	714,894	8,464,224	59,836,354
Reinvestment of distributions	—	13,898	1,135,527	179,771
Cost of shares redeemed	(538,029)	(737,762)	(32,974,914)	(8,145,103)

Net increase (decrease) from capital transactions	(400,166)	(8,970)	(23,375,163)	51,871,022

CLASS N
Proceeds from shares sold	—	208	273,911	13,627,325
Reinvestment of distributions	—	4,398	152,424	62,248
Cost of shares redeemed	(37,704)	(8,008)	(11,150,027)	(1,377,377)

Net increase (decrease) from capital transactions	(37,704)	(3,402)	(10,723,692)	12,312,196

CLASS R6
Proceeds from shares sold	—	20,000	30,167	1,012,141
Reinvestment of distributions	—	14,910	2,907	22,470
Cost of shares redeemed	(131,524)	(56,998)	(1,726,223)	(1,560,366)

Net increase (decrease) from capital transactions	(131,524)	(22,088)	(1,693,149)	(525,755)

Net increase (decrease) in net assets resulting from capital transactions	(569,394)	(34,460)	(35,792,004)	63,657,463
Total increase (decrease) in net assets	(994,148)	31,505	(42,250,794)	58,803,324

NET ASSETS:
Beginning of period	3,296,355	3,264,850	70,581,039	11,777,715

End of period	$2,302,207	$3,296,355	$28,330,245	$70,581,039

The accompanying notes are an integral part of these financial statements.	(continued on p. 173)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND		AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	130,496	130,756	4,512,297	559,080
Shares sold	14,253	69,373	790,794	4,587,751
Shares issued on reinvestment of distributions	—	1,323	111,875	13,957
Shares redeemed	(59,678)	(70,956)	(3,049,277)	(648,491)

Shares outstanding, end of period	85,071	130,496	2,365,689	4,512,297

CLASS N
Shares outstanding, beginning of period	55,474	55,789	1,104,502	156,150
Shares sold	—	19	23,791	1,051,980
Shares issued on reinvestment of distributions	—	419	14,988	4,844
Shares redeemed	(4,025)	(753)	(1,044,257)	(108,472)

Shares outstanding, end of period	51,449	55,474	99,024	1,104,502

CLASS R6
Shares outstanding, beginning of period	126,690	129,090	162,897	207,857
Shares sold	—	1,907	2,716	78,149
Shares issued on reinvestment of distributions	—	1,420	286	1,745
Shares redeemed	(14,980)	(5,727)	(158,650)	(124,854)

Shares outstanding, end of period	111,710	126,690	7,249	162,897

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

OPERATIONS:
Net investment income (loss)	$76,170	$414,395
Net realized gain (loss)	(3,884,880)	(3,254,355)
Net change in unrealized appreciation (depreciation)	736,830	(1,513,596)
Net increase (decrease) in net assets resulting from operations	(3,071,880)	(4,353,556)

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(179,906)	(84,119)
Class N	(58,165)	(19,157)
Class R6	(63,380)	(241,766)
Total distributions	(301,451)	(345,042)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	1,098,389	23,216,965
Reinvestment of distributions	179,906	82,736
Cost of shares redeemed	(14,742,544)	(4,717,912)

Net increase (decrease) from capital transactions	(13,464,249)	18,581,789

CLASS N
Proceeds from shares sold	123,085	11,184,219
Reinvestment of distributions	58,165	19,157
Cost of shares redeemed	(8,591,699)	(1,399,406)

Net increase (decrease) from capital transactions	(8,410,449)	9,803,970

CLASS R6
Proceeds from shares sold	3,679	511,840
Reinvestment of distributions	63,380	241,766
Cost of shares redeemed	(2,508,523)	(12,023,206)

Net increase (decrease) from capital transactions	(2,441,464)	(11,269,600)

Net increase (decrease) in net assets resulting from capital transactions	(24,316,162)	17,116,159
Total increase (decrease) in net assets	(27,689,493)	12,417,561

NET ASSETS:
Beginning of period	37,369,170	24,951,609

End of period	$9,679,677	$37,369,170

The accompanying notes are an integral part of these financial statements.	(continued on p. 175)

AQR Funds	Semi-Annual Report	March 2019

Statements of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE YEAR ENDED SEPTEMBER 30, 2018

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	1,703,182	406,006
Shares sold	95,398	1,651,223
Shares issued on reinvestment of distributions	17,216	6,249
Shares redeemed	(1,313,350)	(360,296)

Shares outstanding, end of period	502,446	1,703,182

CLASS N
Shares outstanding, beginning of period	841,893	154,227
Shares sold	10,651	791,443
Shares issued on reinvestment of distributions	5,555	1,448
Shares redeemed	(780,684)	(105,225)

Shares outstanding, end of period	77,415	841,893

CLASS R6
Shares outstanding, beginning of period	478,572	1,405,781
Shares sold	313	37,048
Shares issued on reinvestment of distributions	6,071	18,260
Shares redeemed	(218,682)	(982,517)

Shares outstanding, end of period	266,274	478,572

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Statements of Cash Flows	March 31, 2019 (Unaudited)

	AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES:
Net increase (decrease) in net assets resulting from operations	$(1,225,429)	$(424,754)	$(5,167,499)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Payments to purchase securities	(8,173,823)	(997,984)	(21,103,734)
Payments to cover short positions in securities	(5,047,423)	(565,653)	(19,190,040)
Proceeds from sale of securities	11,569,188	1,762,950	66,225,352
Proceeds from short positions in securities	4,077,781	369,034	9,316,546
(Purchases) sales of short-term investments, net	234,648	46,025	1,121,775
Realized (gain) loss on investments in securities	318,436	49,440	10,813,433
Realized (gain) loss on short positions in securities	(36,990)	(14,617)	(1,966,620)
Change in unrealized (appreciation) depreciation on investments in securities	1,248,534	496,931	(2,651,951)
Change in unrealized (appreciation) depreciation on short positions in securities	(234,314)	(106,800)	(911,075)
(Increases) decreases in operating assets:
Deposits with brokers for futures contracts	—	—	29,708
Variation margin on futures contracts	—	—	(30,180)
Foreign tax reclaim	—	—	(8,549)
Dividends	(1,315)	(607)	74,687
Due from Investment Adviser	(2,812)	(5,613)	—
Prepaid expenses	(20,296)	(20,131)	(23,009)
Increases (decreases) in operating liabilities
Variation margin on futures contracts	—	—	(12,364)
Accrued investment advisory fees	(5,549)	—	(22,213)
Accrued distribution fees—Class N	(17)	(16)	(2,397)
Dividends payable on securities sold short	(4,252)	(1,382)	(10,161)
Other accrued expenses and liabilities	(31,390)	(31,843)	(53,290)
Net cash provided by (used in) operating activities	$2,664,977	$554,980	$36,428,419

CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from shares sold	1,554,219	137,863	9,054,388
Payments on shares redeemed	(4,468,156)	(693,196)	(45,811,846)
Cash distributions paid	—	—	(433)
Due to custodian	—	316	—
Net cash provided by (used in) financing activities	$(2,913,937)	$(555,017)	$(36,757,891)
Net change in cash and cash denominated in foreign currencies	(248,960)	(37)	(329,472)
Cash, beginning of period	250,494	37	458,464
Cash, end of period**	$1,534	$—	$128,992

Supplemental disclosure of cash flow information:

Cash paid during the period for interest in the amount of $15,463, $3,211 and $56,797.

Non-cash financing activities consist of reinvestment of distributions in the amount $141,038, $— and $1,290,858.

**	The following is a reconciliation of cash and cash held in foreign currencies reported within the Statements of Assets and Liabilities that sum to the total of the same such amounts disclosed in the Statements of Cash Flows:

Fund	CASH	CASH DENOMINATED IN FOREIGN CURRENCIES	TOTAL CASH AND CASH DENOMINATED IN FOREIGN CURRENCIES
AQR Large Cap Relaxed Constraint Equity Fund	$1,534	$—	$1,534
AQR International Relaxed Constraint Equity Fund	33,014	95,978	128,992

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

[Intentionally Left Blank]

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR LARGE CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$18.83	0.12		(1.42)	(1.30)	(0.27)	(0.87)	—	(1.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.87	0.23		2.13	2.36	(0.22)	(0.18)	—	(0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$14.00	0.22		2.84	3.06	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.19		0.68	0.87	(0.12)	(0.00)[7]	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.16		(0.15)	0.01	(0.06)	(0.06)	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.15		2.21	2.36	(0.04)	(0.05)	—	(0.09)
AQR LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$18.74	0.10		(1.42)	(1.32)	(0.22)	(0.87)	—	(1.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.79	0.18		2.13	2.31	(0.18)	(0.18)	—	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.94	0.18		2.82	3.00	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.16		0.68	0.84	(0.09)	(0.00)[7]	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.33	0.13		(0.16)	(0.03)	(0.05)	(0.06)	—	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.09	0.11		2.21	2.32	(0.03)	(0.05)	—	(0.08)
AQR LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$18.83	0.13		(1.43)	(1.30)	(0.29)	(0.87)	—	(1.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.87	0.25		2.13	2.38	(0.24)	(0.18)	—	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$14.00	0.24		2.84	3.08	(0.21)	—	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.25	0.21		0.68	0.89	(0.14)	(0.00)[7]	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.36	0.18		(0.17)	0.01	(0.06)	(0.06)	—	(0.12)
FOR THE PERIOD 7/10/14[8]—9/30/14	$13.32	0.04		0.00 [7]	0.04	—	—	—	—
AQR SMALL CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$15.88	0.05		(1.84)	(1.79)	(0.08)	(1.44)	—	(1.52)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.09	0.10		1.27	1.37	(0.12)	(1.46)	—	(1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.96	0.12	[9]	2.39	2.51	(0.14)	(0.24)	—	(0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.30	0.13		1.56	1.69	(0.03)	(0.00)[7]	—	(0.03)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.34	0.12	[10]	0.02 [11]	0.14	(0.03)	(0.15)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.05	[12]	0.57	0.62	(0.04)	(0.12)	—	(0.16)
AQR SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$15.82	0.04		(1.83)	(1.79)	(0.05)	(1.44)	—	(1.49)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.01	0.06		1.28	1.34	(0.07)	(1.46)	—	(1.53)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.90	0.08	[9]	2.37	2.45	(0.10)	(0.24)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.25	0.10		1.55	1.65	(0.00)[7]	(0.00)[7]	—	(0.00)[7]
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.30	0.09	[10]	0.01 [11]	0.10	(0.00)[7]	(0.15)	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.87	0.01	[12]	0.56	0.57	(0.02)	(0.12)	—	(0.14)
AQR SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$15.91	0.06		(1.84)	(1.78)	(0.10)	(1.44)	—	(1.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$16.11	0.11		1.29	1.40	(0.14)	(1.46)	—	(1.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.98	0.13	[9]	2.39	2.52	(0.15)	(0.24)	—	(0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$12.31	0.16		1.55	1.71	(0.04)	(0.00)[7]	—	(0.04)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.15	[10]	0.00 [7,11]	0.15	(0.04)	(0.15)	—	(0.19)
FOR THE PERIOD 7/10/14[8]—9/30/14	$12.95	0.01	[12]	(0.61)[11]	(0.60)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$16.39	(6.13)%	$436,974	0.46%	0.45%	0.45%	1.43%	28%
$18.83	14.11%	$507,109	0.44%	0.44%	0.44%	1.28%	64%
$16.87	22.01%	$457,339	0.45%	0.44%	0.44%	1.46%	61%
$14.00	6.61%	$627,269	0.46%	0.45%	0.45%	1.43%	80%
$13.25	0.03%	$490,709	0.54%	0.49%	0.49%	1.17%	59%
$13.36	21.39%	$166,058	0.71%	0.54%	0.54%	1.17%	277%

$16.33	(6.30)%	$63,698	0.71%	0.70%	0.70%	1.18%	28%
$18.74	13.83%	$71,104	0.70%	0.70%	0.70%	1.02%	64%
$16.79	21.69%	$62,679	0.71%	0.70%	0.70%	1.19%	61%
$13.94	6.40%	$64,718	0.71%	0.70%	0.70%	1.18%	80%
$13.19	(0.25)%	$59,733	0.79%	0.74%	0.74%	0.93%	59%
$13.33	21.05%	$10,328	1.14%	0.79%	0.79%	0.90%	277%

$16.37	(6.14)%	$1,044,913	0.36%	0.35%	0.35%	1.53%	28%
$18.83	14.20%	$1,366,762	0.35%	0.35%	0.35%	1.37%	64%
$16.87	22.18%	$1,246,028	0.36%	0.35%	0.35%	1.54%	61%
$14.00	6.71%	$792,665	0.37%	0.35%	0.35%	1.52%	80%
$13.25	0.07%	$563,785	0.42%	0.36%	0.36%	1.28%	59%
$13.36	0.30%	$42,256	0.61%	0.44%	0.44%	1.23%	277%

$12.57	(10.03)%	$45,051	0.67%	0.65%	0.65%	0.82%	32%
$15.88	9.18%	$61,690	0.66%	0.65%	0.64%	0.63%	64%
$16.09	18.12%	$55,115	0.69%	0.65%	0.65%	0.79%[9]	61%
$13.96	13.74%	$45,483	0.75%	0.65%	0.65%	1.00%	96%
$12.30	1.02%	$26,634	1.17%	0.68%	0.68%	0.88%[10]	228%
$12.34	5.13%	$8,233	2.58%	0.75%	0.75%	0.37%[12]	189%

$12.54	(10.15)%	$7,732	0.92%	0.90%	0.90%	0.59%	32%
$15.82	8.94%	$7,795	0.92%	0.90%	0.90%	0.38%	64%
$16.01	17.79%	$8,624	0.94%	0.90%	0.90%	0.53%[9]	61%
$13.90	13.51%	$9,733	0.99%	0.90%	0.90%	0.76%	96%
$12.25	0.72%	$5,681	1.40%	0.93%	0.93%	0.65%[10]	228%
$12.30	4.78%	$1,284	3.27%	1.00%	1.00%	0.11%[12]	189%

$12.59	(9.95)%	$590,967	0.57%	0.55%	0.55%	0.93%	32%
$15.91	9.34%	$675,945	0.57%	0.55%	0.55%	0.73%	64%
$16.11	18.17%	$733,984	0.59%	0.55%	0.55%	0.89%[9]	61%
$13.98	13.90%	$687,986	0.62%	0.55%	0.55%	1.23%	96%
$12.31	1.06%	$9,494	0.96%	0.55%	0.55%	1.17%[10]	228%
$12.35	(4.63)%	$95	2.34%	0.65%	0.65%	0.45%[12]	189%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR INTERNATIONAL MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$11.76	0.10		(0.42)	(0.32)	(0.38)	—	—	(0.38)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.95	0.28		(0.18)	0.10	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.23	0.24		1.74	1.98	(0.26)	—	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.21	0.26		(0.09)	0.17	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.27	[10]	(1.26)	(0.99)	(0.19)	(0.08)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.28	0.28		0.01 [11]	0.29	(0.10)	—	—	(0.10)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$11.73	0.08		(0.41)	(0.33)	(0.35)	—	—	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.92	0.24		(0.17)	0.07	(0.26)	—	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.20	0.21		1.75	1.96	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.23		(0.10)	0.13	(0.13)	—	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.44	0.24	[10]	(1.25)	(1.01)	(0.15)	(0.08)	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.27	0.24		0.01 [11]	0.25	(0.08)	—	—	(0.08)
AQR INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$11.75	0.09		(0.41)	(0.32)	(0.39)	—	—	(0.39)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.94	0.29		(0.18)	0.11	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.22	0.26		1.73	1.99	(0.27)	—	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.20	0.25		(0.07)	0.18	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.47	0.30	[10]	(1.28)	(0.98)	(0.21)	(0.08)	—	(0.29)
FOR THE PERIOD 7/10/14[8]—9/30/14	$11.94	0.13		(0.60)	(0.47)	—	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$10.17	0.05		(0.07)	(0.02)	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.71	0.15		(0.51)	(0.36)	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.95	0.18		1.75	1.93	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.19	0.15		0.81	0.96	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.27		(1.97)	(1.70)	(0.07)	—	—	(0.07)
FOR THE PERIOD 5/13/14[15]—9/30/14	$10.00	0.14		(0.18)	(0.04)	—	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$10.16	0.04		(0.07)	(0.03)	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.68	0.16		(0.53)	(0.37)	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.93	0.14		1.76	1.90	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.17	0.13		0.81	0.94	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.95	0.29		(2.01)	(1.72)	(0.06)	—	—	(0.06)
FOR THE PERIOD 5/13/14[15]—9/30/14	$10.00	0.14		(0.19)	(0.05)	—	—	—	—
AQR EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$10.19	0.05		(0.06)	(0.01)	(0.23)	—	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.72	0.22		(0.56)	(0.34)	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.97	0.19		1.74	1.93	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.20	0.16		0.81	0.97	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$9.96	0.45		(2.14)	(1.69)	(0.07)	—	—	(0.07)
FOR THE PERIOD 7/10/14[8]—9/30/14	$10.47	0.05		(0.56)	(0.51)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$11.06	(2.37)%	$69,389	0.67%	0.60%	0.60%	1.79%	29%
$11.76	0.81%	$82,661	0.64%	0.60%	0.60%	2.36%	61%
$11.95	19.91%	$76,307	0.65%	0.60%[13]	0.60%[13]	2.26%[14]	55%
$10.23	1.62%	$68,288	0.68%	0.59%	0.59%	2.62%	106%
$10.21	(8.78)%	$40,047	0.82%	0.64%	0.64%	2.45%[10]	236%
$11.47	2.53%	$26,729	1.38%	0.70%	0.70%	2.36%	204%

$11.05	(2.45)%	$5,268	0.92%	0.85%	0.85%	1.46%	29%
$11.73	0.51%	$6,892	0.89%	0.85%	0.85%	2.04%	61%
$11.92	19.69%	$8,836	0.91%	0.85%[13]	0.85%[13]	1.95%[14]	55%
$10.20	1.28%	$8,491	0.93%	0.85%	0.85%	2.32%	106%
$10.20	(8.92)%	$4,142	1.06%	0.88%	0.88%	2.19%[10]	236%
$11.44	2.19%	$2,756	1.85%	0.95%	0.95%	2.02%	204%

$11.04	(2.36)%	$229,550	0.57%	0.50%	0.50%	1.76%	29%
$11.75	0.90%	$329,854	0.54%	0.50%	0.50%	2.44%	61%
$11.94	20.04%	$385,126	0.56%	0.50%[13]	0.50%[13]	2.41%[14]	55%
$10.22	1.71%	$301,294	0.59%	0.50%	0.50%	2.52%	106%
$10.20	(8.68)%	$241,780	0.66%	0.51%	0.51%	2.70%[10]	236%
$11.47	(3.94)%	$26,412	1.34%	0.60%	0.60%	5.13%	204%

$9.93	0.07%	$47,616	0.85%	0.75%	0.75%	1.07%	31%
$10.17	(3.48)%	$34,903	0.87%	0.75%	0.75%	1.33%	60%
$10.71	22.17%	$97,264	0.89%	0.75%	0.75%	1.93%	53%
$8.95	11.97%	$73,793	0.95%	0.75%	0.75%	1.85%	94%
$8.19	(17.14)%	$48,992	1.39%	0.79%	0.79%	2.79%	317%
$9.96	(0.40)%	$11,572	3.30%[16,17]	0.85%	0.85%	3.49%	154%

$9.94	(0.08)%	$4,488	1.11%	1.01%	1.01%	0.73%	31%
$10.16	(3.58)%	$5,311	1.12%	1.00%	1.00%	1.42%	60%
$10.68	21.82%	$6,726	1.14%	1.00%	1.00%	1.54%	53%
$8.93	11.72%	$7,600	1.20%	1.00%	1.00%	1.64%	94%
$8.17	(17.34)%	$4,494	1.61%	1.04%	1.04%	2.98%	317%
$9.95	(0.50)%	$2,388	3.55%[16,17]	1.10%	1.10%	3.49%	154%

$9.95	0.19%	$191,033	0.76%	0.66%	0.66%	1.04%	31%
$10.19	(3.29)%	$268,403	0.77%	0.65%	0.65%	2.02%	60%
$10.72	22.13%	$222,511	0.79%	0.65%	0.65%	2.01%	53%
$8.97	12.13%	$184,112	0.85%	0.65%	0.65%	1.96%	94%
$8.20	(17.06)%	$135,503	0.89%	0.65%	0.65%	4.66%	317%
$9.96	(4.87)%	$95	2.73%[16,17]	0.75%	0.75%	2.09%	154%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR TM LARGE CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$13.73	0.08	[20]	(0.92)	(0.84)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.09	0.17		1.62	1.79	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.00	0.16		2.05	2.21	(0.12)	(0.00)[7]	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.15		0.49	0.64	(0.05)	(0.01)	—	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$13.68	0.07	[20]	(0.91)	(0.84)	(0.10)	—	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.05	0.14		1.61	1.75	(0.12)	—	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.97	0.13		2.05	2.18	(0.10)	(0.00)[7]	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.13		0.48	0.61	(0.03)	(0.01)	—	(0.04)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.06		(0.66)	(0.60)	—	—	—	—
AQR TM LARGE CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$13.75	0.09	[20]	(0.93)	(0.84)	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.10	0.18		1.63	1.81	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.01	0.17		2.05	2.22	(0.13)	(0.00)[7]	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.42	0.16		0.49	0.65	(0.05)	(0.01)	—	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.08		(0.66)	(0.58)	—	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$12.91	0.05	[20]	(1.56)	(1.51)	(0.08)	(0.42)	—	(0.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.03	0.07		1.14	1.21	(0.07)	(0.26)	—	(0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.31	0.09		1.74	1.83	(0.11)	—	—	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.21	0.12	[18]	1.04	1.16	(0.06)	—	—	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.05		(0.84)	(0.79)	—	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$12.86	0.04	[20]	(1.55)	(1.51)	(0.03)	(0.42)	—	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.98	0.04		1.14	1.18	(0.04)	(0.26)	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.28	0.05		1.74	1.79	(0.09)	—	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.20	0.10	[18]	1.03	1.13	(0.05)	—	—	(0.05)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.04		(0.84)	(0.80)	—	—	—	—
AQR TM SMALL CAP MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$12.94	0.06	[20]	(1.57)	(1.51)	(0.09)	(0.42)	—	(0.51)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.06	0.08		1.14	1.22	(0.08)	(0.26)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.32	0.10		1.76	1.86	(0.12)	—	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.22	0.12	[18]	1.04	1.16	(0.06)	—	—	(0.06)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.06		(0.84)	(0.78)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$12.72	(5.98)%	$88,619	0.49%	0.45%	0.45%	1.36%[20]	28%
$13.73	14.86%	$87,556	0.48%	0.45%	0.45%	1.31%	69%
$12.09	22.33%	$64,006	0.53%	0.45%	0.45%	1.44%	77%
$10.00	6.82%	$39,964	0.59%[16]	0.43%	0.43%	1.57%	173%
$9.42	(5.80)%	$2,087	1.66%[16]	0.46%	0.46%	1.20%	207%

$12.74	(6.07)%	$1,213	0.74%	0.70%	0.70%	1.05%[20]	28%
$13.68	14.57%	$2,295	0.74%	0.70%	0.70%	1.05%	69%
$12.05	22.04%	$2,210	0.78%	0.70%	0.70%	1.20%	77%
$9.97	6.48%	$2,165	0.84%[16]	0.69%	0.69%	1.34%	173%
$9.40	(6.00)%	$135	2.48%[16]	0.70%	0.70%	0.99%	207%

$12.73	(5.94)%	$213,173	0.39%	0.35%	0.35%	1.46%[20]	28%
$13.75	15.03%	$211,229	0.39%	0.35%	0.35%	1.41%	69%
$12.10	22.37%	$161,560	0.43%	0.35%	0.35%	1.54%	77%
$10.01	6.95%	$98,092	0.53%[16]	0.35%	0.35%	1.63%	173%
$9.42	(5.80)%	$26,703	1.41%[16]	0.36%	0.36%	1.33%	207%

$10.90	(11.21)%	$18,257	1.19%	0.65%	0.65%	0.92%[20]	43%
$12.91	10.23%	$25,755	1.06%	0.65%	0.65%	0.56%	80%
$12.03	17.79%	$21,257	1.23%	0.65%	0.65%	0.79%	92%
$10.31	12.64%	$13,792	1.90%[16]	0.64%	0.64%	1.27%[18]	179%
$9.21	(7.90)%	$1,702	5.66%[16]	0.65%	0.65%	0.77%	98%

$10.90	(11.30)%	$3,777	1.43%	0.90%	0.90%	0.65%[20]	43%
$12.86	10.00%	$6,512	1.31%	0.90%	0.90%	0.30%	80%
$11.98	17.44%	$5,478	1.47%	0.90%	0.90%	0.48%	92%
$10.28	12.34%	$2,970	2.03%[16]	0.88%	0.88%	1.05%[18]	179%
$9.20	(8.00)%	$128	6.53%[16]	0.92%	0.92%	0.59%	98%

$10.92	(11.14)%	$2,281	1.10%	0.55%	0.55%	1.03%[20]	43%
$12.94	10.30%	$2,568	0.96%	0.55%	0.55%	0.66%	80%
$12.06	18.04%	$2,327	1.13%	0.55%	0.55%	0.90%	92%
$10.32	12.63%	$1,973	2.29%[16]	0.55%	0.55%	1.26%[18]	179%
$9.22	(7.80)%	$1,660	6.28%[16]	0.57%	0.57%	0.96%	98%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$11.05	0.10		(0.43)	(0.33)	(0.23)	—	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.16	0.25		(0.09)	0.16	(0.27)	—	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.44	0.23		1.68	1.91	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.40	0.24		(0.08)[11]	0.16	(0.12)	—	—	(0.12)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.18		(0.78)	(0.60)	—	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$11.01	0.09		(0.44)	(0.35)	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.12	0.22		(0.09)	0.13	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.42	0.20		1.68	1.88	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.39	0.22		(0.08)[11]	0.14	(0.11)	—	—	(0.11)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.15		(0.76)	(0.61)	—	—	—	—
AQR TM INTERNATIONAL MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$11.08	0.11		(0.45)	(0.34)	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.18	0.26		(0.08)	0.18	(0.28)	—	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.45	0.24		1.69	1.93	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.41	0.25		(0.09)[11]	0.16	(0.12)	—	—	(0.12)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.18		(0.77)	(0.59)	—	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$10.58	0.05		(0.13)	(0.08)	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.12	0.23	[19]	(0.59)	(0.36)	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.27	0.18		1.88	2.06	(0.21)	—	—	(0.21)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.31	0.17		0.82	0.99	(0.03)	—	—	(0.03)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.21		(1.90)	(1.69)	—	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$10.57	0.03		(0.11)	(0.08)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.12	0.19	[19]	(0.59)	(0.40)	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.28	0.15		1.89	2.04	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.30	0.17		0.81	0.98	—	—	—	—
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.19		(1.89)	(1.70)	—	—	—	—
AQR TM EMERGING MULTI-STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$10.59	0.05		(0.12)	(0.07)	(0.23)	—	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.13	0.24	[19]	(0.59)	(0.35)	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.28	0.19		1.88	2.07	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.32	0.18		0.82	1.00	(0.04)	—	—	(0.04)
FOR THE PERIOD 2/11/15[15]—9/30/15	$10.00	0.22		(1.90)	(1.68)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.49	(2.76)%	$27,032	0.70%	0.60%	0.60%	2.03%	32%
$11.05	1.39%	$28,704	0.68%	0.60%	0.60%	2.26%	54%
$11.16	20.71%	$25,736	0.71%	0.60%	0.60%	2.31%	52%
$9.44	1.68%	$20,094	0.81%[16]	0.59%	0.58%	2.58%	135%
$9.40	(6.00)%	$3,213	1.42%[16]	0.61%	0.61%	2.85%	172%

$10.47	(2.97)%	$1,442	0.95%	0.85%	0.85%	1.77%	32%
$11.01	1.17%	$1,546	0.94%	0.85%	0.85%	1.99%	54%
$11.12	20.39%	$2,078	0.97%	0.85%	0.85%	2.03%	52%
$9.42	1.43%	$1,592	1.07%[16]	0.82%	0.82%	2.41%	135%
$9.39	(6.10)%	$143	2.65%[16]	0.81%	0.81%	2.28%	172%

$10.50	(2.82)%	$161,105	0.60%	0.50%	0.50%	2.17%	32%
$11.08	1.56%	$161,422	0.59%	0.50%	0.50%	2.34%	54%
$11.18	20.89%	$151,455	0.62%	0.50%	0.50%	2.42%	52%
$9.45	1.71%	$116,641	0.72%[16]	0.50%	0.50%	2.73%	135%
$9.41	(5.90)%	$41,373	1.22%[16]	0.51%	0.51%	2.81%	172%

$10.28	(0.55)%	$29,536	0.83%	0.76%	0.76%	1.01%	28%
$10.58	(3.35)%	$17,266	0.85%	0.74%	0.74%	2.01%[19]	54%
$11.12	22.99%	$17,013	0.86%	0.74%	0.74%	1.89%	51%
$9.27	12.02%	$12,711	0.94%[16]	0.72%	0.72%	2.00%	181%
$8.31	(16.90)%	$2,986	2.66%[16]	0.77%	0.77%	3.46%	173%

$10.32	(0.62)%	$1,140	1.09%	1.01%	1.01%	0.67%	28%
$10.57	(3.70)%	$1,675	1.11%	1.00%	1.00%	1.63%[19]	54%
$11.12	22.64%	$2,301	1.12%	1.00%	1.00%	1.58%	51%
$9.28	11.81%	$2,163	1.20%[16]	0.95%	0.95%	2.01%	181%
$8.30	(17.00)%	$881	3.06%[16]	1.03%	1.03%	3.08%	173%

$10.29	(0.47)%	$321,583	0.73%	0.65%	0.65%	1.07%	28%
$10.59	(3.27)%	$313,070	0.76%	0.65%	0.65%	2.07%[19]	54%
$11.13	23.05%	$333,540	0.77%	0.65%	0.65%	1.94%	51%
$9.28	12.05%	$272,799	0.87%[16]	0.65%	0.65%	2.09%	181%
$8.32	(16.80)%	$15,381	2.46%[16]	0.67%	0.67%	3.66%	173%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR LARGE CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$24.99	0.12	[20]	(1.71)	(1.59)	(0.22)	(2.02)	—	(2.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$22.00	0.19		4.77	4.96	(0.21)	(1.76)	—	(1.97)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.44	0.24		2.88	3.12	(0.32)	(1.24)	—	(1.56)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.96	0.27		1.87	2.14	(0.21)	(1.45)	—	(1.66)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.10)	0.13	(0.14)	(1.92)	—	(2.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.65	0.12		3.12	3.24	(0.13)	(0.87)	—	(1.00)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$24.96	0.10	[20]	(1.70)	(1.60)	(0.16)	(2.02)	—	(2.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$21.98	0.13		4.77	4.90	(0.16)	(1.76)	—	(1.92)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.42	0.19		2.87	3.06	(0.26)	(1.24)	—	(1.50)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.92	0.21		1.88	2.09	(0.14)	(1.45)	—	(1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.85	0.17		(0.10)	0.07	(0.08)	(1.92)	—	(2.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$19.61	0.06		3.13	3.19	(0.08)	(0.87)	—	(0.95)
AQR LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$24.94	0.14	[20]	(1.71)	(1.57)	(0.25)	(2.02)	—	(2.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$21.96	0.22		4.75	4.97	(0.23)	(1.76)	—	(1.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.41	0.26		2.87	3.13	(0.34)	(1.24)	—	(1.58)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.94	0.29		1.86	2.15	(0.23)	(1.45)	—	(1.68)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.89	0.23		(0.08)	0.15	(0.18)	(1.92)	—	(2.10)
FOR THE PERIOD 7/10/14[8]—9/30/14	$21.90	0.04		(0.05)[11]	(0.01)	—	—	—	—
AQR SMALL CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$27.14	0.04		(4.05)	(4.01)	(0.04)	(4.70)	—	(4.74)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$24.83	0.05	[19]	4.58	4.63	(0.06)	(2.26)	—	(2.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.80	0.10	[9]	4.10	4.20	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.10	0.15		1.79	1.94	(0.16)	(0.08)	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.09	0.15	[10]	0.26 [11]	0.41	(0.04)	(2.36)	—	(2.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.77	0.00	[7,12]	0.73	0.73	(0.06)	(1.35)	—	(1.41)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$27.14	0.02		(4.04)	(4.02)	(0.00)[7]	(4.70)	—	(4.70)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$24.82	(0.00)[7,19]		4.58	4.58	—	(2.26)	—	(2.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.68	0.05	[9]	4.09	4.14	—	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$18.99	0.09		1.78	1.87	(0.10)	(0.08)	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.00	0.09	[10]	0.26 [11]	0.35	—	(2.36)	—	(2.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$21.73	(0.06)[12]		0.73	0.67	(0.05)	(1.35)	—	(1.40)
AQR SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$27.10	0.05		(4.05)	(4.00)	(0.07)	(4.70)	—	(4.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$24.79	0.08	[19]	4.58	4.66	(0.09)	(2.26)	—	(2.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$20.77	0.12	[9]	4.09	4.21	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$19.09	0.13		1.81	1.94	(0.18)	(0.08)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$21.10	0.13	[10]	0.29 [11]	0.42	(0.07)	(2.36)	—	(2.43)
FOR THE PERIOD 7/10/14[8]—9/30/14	$22.08	0.01	[12]	(0.99)[11]	(0.98)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$21.16	(4.95)%	$753,682	0.41%	0.40%	0.40%	1.19%[20]	30%
$24.99	23.94%	$986,458	0.40%	0.39%	0.39%	0.84%	66%
$22.00	16.37%	$869,688	0.41%	0.40%	0.40%	1.19%	88%
$20.44	11.12%	$820,914	0.42%	0.40%	0.40%	1.34%	77%
$19.96	0.18%	$874,115	0.50%	0.45%	0.45%	1.06%	90%
$21.89	16.86%	$953,235	0.55%	0.49%	0.49%	0.55%	83%

$21.18	(5.05)%	$67,139	0.66%	0.65%	0.65%	0.96%[20]	30%
$24.96	23.61%	$77,381	0.65%	0.65%	0.65%	0.58%	66%
$21.98	16.07%	$59,044	0.66%	0.65%	0.65%	0.94%	88%
$20.42	10.89%	$57,644	0.66%	0.65%	0.65%	1.08%	77%
$19.92	(0.10)%	$68,535	0.77%	0.70%	0.70%	0.81%	90%
$21.85	16.59%	$79,272	0.83%	0.74%	0.74%	0.30%	83%

$21.10	(4.87)%	$98,413	0.31%	0.30%	0.30%	1.32%[20]	30%
$24.94	24.06%	$101,971	0.30%	0.30%	0.30%	0.93%	66%
$21.96	16.47%	$65,920	0.31%	0.30%	0.30%	1.28%	88%
$20.41	11.23%	$59,108	0.32%	0.30%	0.30%	1.45%	77%
$19.94	0.28%	$62,973	0.36%	0.31%	0.31%	1.09%	90%
$21.89	(0.05)%	$131	0.48%	0.39%	0.39%	0.75%	83%

$18.39	(12.19)%	$252,676	0.65%	0.60%	0.60%	0.40%	38%
$27.14	20.11%	$346,665	0.63%	0.60%	0.60%	0.21%[19]	73%
$24.83	20.30%	$359,470	0.64%	0.60%	0.60%	0.46%[9]	86%
$20.80	10.24%	$317,154	0.65%	0.60%	0.60%	0.77%	85%
$19.10	1.17%	$316,232	0.68%	0.63%	0.62%	0.69%[10]	86%
$21.09	3.07%	$301,173	0.68%	0.65%	0.65%	0.01%[12]	83%

$18.42	(12.24)%	$3,795	0.90%	0.85%	0.85%	0.22%	38%
$27.14	19.84%	$2,835	0.85%	0.83%	0.83%	(0.02)%[19]	73%
$24.82	20.02%	$1,720	0.86%	0.82%	0.82%	0.24%[9]	86%
$20.68	9.96%	$1,574	0.91%	0.84%	0.84%	0.47%	85%
$18.99	0.89%	$8,195	0.94%	0.88%	0.87%	0.43%[10]	86%
$21.00	2.83%	$7,189	1.04%	0.90%	0.90%	(0.26)%[12]	83%

$18.33	(12.14)%	$17,812	0.55%	0.50%	0.50%	0.51%	38%
$27.10	20.26%	$21,162	0.53%	0.50%	0.50%	0.31%[19]	73%
$24.79	20.39%	$11,914	0.54%	0.50%	0.50%	0.54%[9]	86%
$20.77	10.30%	$8,490	0.56%	0.50%	0.50%	0.69%	85%
$19.09	1.25%	$77,416	0.59%	0.50%	0.50%	0.62%[10]	86%
$21.10	(4.44)%	$96	0.63%	0.55%	0.55%	0.13%[12]	83%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$15.82	0.12		(1.07)	(0.95)	(0.28)	—	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$15.50	0.29		0.37	0.66	(0.34)	—	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.86	0.31		1.65	1.96	(0.32)	—	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.24	0.25		0.59	0.84	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.95	0.28		(1.51)	(1.23)	(0.31)	(0.17)	—	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.29	0.27	[12]	(0.36)	(0.09)	(0.25)	—	—	(0.25)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$15.77	0.10		(1.06)	(0.96)	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$15.46	0.26		0.36	0.62	(0.31)	—	—	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.82	0.28		1.65	1.93	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.19	0.21		0.60	0.81	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.89	0.25		(1.51)	(1.26)	(0.27)	(0.17)	—	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$15.25	0.22	[12]	(0.35)	(0.13)	(0.23)	—	—	(0.23)
AQR INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$15.80	0.13		(1.07)	(0.94)	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$15.49	0.32		0.35	0.67	(0.36)	—	—	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$13.85	0.33		1.65	1.98	(0.34)	—	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$13.23	0.27		0.59	0.86	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.94	0.33		(1.53)	(1.20)	(0.34)	(0.17)	—	(0.51)
FOR THE PERIOD 7/10/14[8]—9/30/14	$15.54	0.05	[12]	(0.65)	(0.60)	—	—	—	—
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$24.08	0.13		(1.48)	(1.35)	(0.20)	—	—	(0.20)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.43	0.18		4.63	4.81	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.97	0.20		2.51	2.71	(0.25)	—	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.23	[18]	1.35	1.58	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.18		(0.19)	(0.01)	(0.08)	(0.27)	—	(0.35)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.60	0.09		2.36	2.45	(0.04)	(0.11)	—	(0.15)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$23.94	0.10		(1.47)	(1.37)	(0.13)	—	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.36	0.12		4.61	4.73	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.92	0.15		2.51	2.66	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.50	0.20	[18]	1.36	1.56	(0.14)	—	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.86	0.15		(0.20)	(0.05)	(0.04)	(0.27)	—	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.57	0.04		2.37	2.41	(0.01)	(0.11)	—	(0.12)
AQR TM LARGE CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$24.06	0.14		(1.49)	(1.35)	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.41	0.20		4.63	4.83	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$16.95	0.22		2.51	2.73	(0.27)	—	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$15.54	0.24	[18]	1.36	1.60	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$15.90	0.19		(0.19)	0.00 [7]	(0.09)	(0.27)	—	(0.36)
FOR THE PERIOD 7/10/14[8]—9/30/14	$15.78	0.03		0.09	0.12	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$14.59	(5.78)%	$322,092	0.60%	0.55%	0.55%	1.75%	40%
$15.82	4.31%	$348,643	0.60%	0.55%	0.55%	1.84%	65%
$15.50	14.67%	$326,526	0.63%	0.55%[13]	0.55%[13]	2.26%[14]	84%
$13.86	6.40%	$272,002	0.63%	0.55%	0.55%	1.89%	85%
$13.24	(8.40)%	$257,299	0.68%	0.60%	0.60%	1.95%	112%
$14.95	(0.64)%	$279,838	0.71%	0.65%	0.65%	1.73%[12]	98%

$14.57	(5.90)%	$36,447	0.85%	0.80%	0.80%	1.47%	40%
$15.77	4.02%	$40,452	0.85%	0.80%	0.80%	1.61%	65%
$15.46	14.38%	$34,030	0.88%	0.80%[13]	0.80%[13]	1.99%[14]	84%
$13.82	6.16%	$30,502	0.87%	0.80%	0.79%	1.59%	85%
$13.19	(8.62)%	$35,343	0.94%	0.85%	0.85%	1.71%	112%
$14.89	(0.91)%	$40,054	1.00%	0.90%	0.90%	1.42%[12]	98%

$14.56	(5.74)%	$66,182	0.50%	0.45%	0.45%	1.89%	40%
$15.80	4.34%	$63,978	0.50%	0.45%	0.45%	1.99%	65%
$15.49	14.80%	$45,913	0.53%	0.45%[13]	0.45%[13]	2.35%[14]	84%
$13.85	6.53%	$35,382	0.53%	0.45%	0.45%	1.98%	85%
$13.23	(8.24)%	$31,058	0.55%	0.46%	0.46%	2.31%	112%
$14.94	(3.86)%	$96	0.64%	0.55%	0.55%	1.38%[12]	98%

$22.53	(5.50)%	$109,685	0.46%	0.40%	0.40%	1.20%	29%
$24.08	24.87%	$112,851	0.45%	0.40%	0.40%	0.82%	50%
$19.43	16.16%	$87,151	0.48%	0.40%	0.40%	1.14%	57%
$16.97	10.22%	$67,397	0.49%	0.40%	0.40%	1.39%[18]	49%
$15.54	(0.16)%	$56,141	0.65%	0.48%	0.48%	1.08%	62%
$15.90	18.15%	$101,336	0.69%	0.54%	0.54%	0.57%	153%

$22.44	(5.63)%	$7,482	0.71%	0.65%	0.65%	0.92%	29%
$23.94	24.53%	$13,548	0.70%	0.65%	0.65%	0.57%	50%
$19.36	15.89%	$8,524	0.70%	0.65%	0.65%	0.78%	57%
$16.92	10.11%	$161	0.65%	0.56%	0.56%	1.22%[18]	49%
$15.50	(0.39)%	$147	0.75%	0.64%	0.64%	0.89%	62%
$15.86	17.81%	$137	1.60%	0.79%	0.79%	0.30%	153%

$22.49	(5.48)%	$99,465	0.36%	0.30%	0.30%	1.30%	29%
$24.06	25.00%	$102,013	0.35%	0.30%	0.30%	0.92%	50%
$19.41	16.30%	$84,514	0.38%	0.30%	0.30%	1.25%	57%
$16.95	10.32%	$80,190	0.39%	0.30%	0.30%	1.48%[18]	49%
$15.54	(0.09)%	$70,197	0.43%	0.31%	0.31%	1.15%	62%
$15.90	0.76%	$101	0.67%	0.44%	0.44%	0.77%	153%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$22.56	0.04	[20]	(2.92)	(2.88)	(0.04)	(1.59)	—	(1.63)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.06	0.04		3.52	3.56	(0.05)	(0.01)	—	(0.06)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.86	0.08		3.24	3.32	(0.12)	—	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.51	0.12		1.33	1.45	(0.10)	—	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.11	[10]	0.23 [11]	0.34	(0.01)	(0.54)	—	(0.55)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.85	0.01		0.15	0.16	(0.04)	(0.25)	—	(0.29)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$22.39	0.02	[20]	(2.90)	(2.88)	—	(1.59)	—	(1.59)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.96	(0.01)		3.49	3.48	(0.04)	(0.01)	—	(0.05)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.79	0.03		3.23	3.26	(0.09)	—	—	(0.09)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.44	0.10		1.33	1.43	(0.08)	—	—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.67	0.07	[10]	0.24 [11]	0.31	—	(0.54)	—	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$14.81	(0.03)		0.14	0.11	(0.00)[7]	(0.25)	—	(0.25)
AQR TM SMALL CAP MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$22.56	0.05	[20]	(2.93)	(2.88)	(0.06)	(1.59)	—	(1.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$19.06	0.07		3.51	3.58	(0.07)	(0.01)	—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.86	0.10		3.23	3.33	(0.13)	—	—	(0.13)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.50	0.14		1.34	1.48	(0.12)	—	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.72	0.12	[10]	0.24 [11]	0.36	(0.04)	(0.54)	—	(0.58)
FOR THE PERIOD 7/10/14[8]—9/30/14	$15.45	0.01		(0.74)[11]	(0.73)	—	—	—	—
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS I6
SIX MONTHS ENDED MARCH 31, 2019	$13.86	0.11		(0.95)	(0.84)	(0.26)	—	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.70	0.27		0.13	0.40	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.27	0.27		1.45	1.72	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.49	0.72	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.20		(1.28)	(1.08)	(0.25)	(0.06)	—	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.18	0.23	[12]	(0.10)	0.13	(0.06)	(0.16)	—	(0.22)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$13.77	0.09		(0.94)	(0.85)	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.63	0.24		0.13	0.37	(0.23)	—	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.22	0.27		1.41	1.68	(0.27)	—	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.68	0.19		0.51	0.70	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.06	0.21		(1.30)	(1.09)	(0.23)	(0.06)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.15	0.17	[12]	(0.08)	0.09	(0.02)	(0.16)	—	(0.18)
AQR TM INTERNATIONAL MOMENTUM STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$13.83	0.12		(0.95)	(0.83)	(0.28)	—	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.67	0.27		0.14	0.41	(0.25)	—	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.24	0.28		1.45	1.73	(0.30)	—	—	(0.30)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.70	0.23		0.50	0.73	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$13.09	0.31		(1.37)	(1.06)	(0.27)	(0.06)	—	(0.33)
FOR THE PERIOD 7/10/14[8]—9/30/14	$13.66	0.03	[12]	(0.60)	(0.57)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$18.05	(11.60)%	$50,914	0.87%	0.60%	0.60%	0.45%[20]	27%
$22.56	18.75%	$62,800	0.81%	0.60%	0.60%	0.22%	67%
$19.06	21.02%	$47,847	0.92%	0.60%	0.60%	0.47%	69%
$15.86	10.07%	$33,229	1.10%	0.60%	0.60%	0.83%	92%
$14.51	2.13%	$19,992	1.34%	0.64%	0.64%	0.68%[10]	111%
$14.72	0.98%	$14,690	1.61%	0.70%	0.70%	0.04%	154%

$17.92	(11.72)%	$3,043	1.11%	0.85%	0.85%	0.17%[20]	27%
$22.39	18.43%	$5,720	1.06%	0.85%	0.85%	(0.04)%	67%
$18.96	20.73%	$3,230	1.12%	0.84%	0.84%	0.15%	69%
$15.79	9.95%	$154	1.26%	0.76%	0.76%	0.65%	92%
$14.44	1.90%	$127	1.49%	0.86%	0.86%	0.45%[10]	111%
$14.67	0.69%	$125	2.44%	0.95%	0.95%	(0.21)%	154%

$18.03	(11.57)%	$197	0.77%	0.50%	0.50%	0.56%[20]	27%
$22.56	18.85%	$228	0.71%	0.50%	0.50%	0.32%	67%
$19.06	21.11%	$200	0.83%	0.50%	0.50%	0.58%	69%
$15.86	10.24%	$166	1.00%	0.50%	0.50%	0.92%	92%
$14.50	2.23%	$97	1.24%	0.54%	0.54%	0.77%[10]	111%
$14.72	(4.72)%	$95	1.65%	0.60%	0.60%	0.22%	154%

$12.76	(5.83)%	$46,763	0.74%	0.55%	0.55%	1.84%	33%
$13.86	2.93%	$58,512	0.70%	0.55%	0.55%	1.90%	34%
$13.70	14.49%	$44,119	0.74%	0.55%[13]	0.55%[13]	2.22%[14]	62%
$12.27	6.18%	$33,887	0.76%	0.55%	0.55%	1.90%	87%
$11.70	(8.36)%	$23,699	0.94%	0.65%	0.65%	1.57%	147%
$13.09	0.97%	$81,624	0.91%	0.70%	0.70%	1.73%[12]	185%

$12.68	(6.00)%	$5,196	1.00%	0.80%	0.80%	1.53%	33%
$13.77	2.75%	$7,817	0.95%	0.80%	0.80%	1.75%	34%
$13.63	14.23%	$4,800	0.95%	0.80%[13]	0.80%[13]	2.08%[14]	62%
$12.22	6.01%	$160	0.93%	0.72%	0.72%	1.61%	87%
$11.68	(8.51)%	$103	1.03%	0.79%	0.78%	1.69%	147%
$13.06	0.69%	$112	1.92%	0.95%	0.95%	1.26%[12]	185%

$12.72	(5.80)%	$56,160	0.64%	0.45%	0.45%	2.00%	33%
$13.83	3.03%	$62,790	0.60%	0.45%	0.45%	1.95%	34%
$13.67	14.66%	$56,847	0.65%	0.45%[13]	0.45%[13]	2.27%[14]	62%
$12.24	6.25%	$55,739	0.66%	0.45%	0.45%	1.97%	87%
$11.70	(8.25)%	$48,003	0.70%	0.46%	0.46%	2.40%	147%
$13.09	(4.17)%	$96	0.94%	0.60%	0.60%	1.13%[12]	185%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2019	$21.18	0.17		0.09	0.26	(0.23)	(0.08)	—	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.23	0.30		3.10	3.40	(0.27)	(0.18)	—	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.71	0.29		2.55	2.84	(0.23)	(0.09)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.27		1.70	1.97	(0.14)	(0.76)	—	(0.90)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.24		1.04	1.28	(0.29)	(0.42)	—	(0.71)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.20	0.20		1.79	1.99	(0.08)	(0.04)	—	(0.12)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$21.11	0.15		0.09	0.24	(0.17)	(0.08)	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.18	0.25		3.09	3.34	(0.23)	(0.18)	—	(0.41)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.68	0.25		2.54	2.79	(0.20)	(0.09)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.64	0.23		1.70	1.93	(0.13)	(0.76)	—	(0.89)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.04	0.20		1.05	1.25	(0.23)	(0.42)	—	(0.65)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.19	0.17		1.79	1.96	(0.07)	(0.04)	—	(0.11)
AQR LARGE CAP DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$21.15	0.18		0.09	0.27	(0.24)	(0.08)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$18.21	0.32		3.09	3.41	(0.29)	(0.18)	—	(0.47)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$15.69	0.30		2.55	2.85	(0.24)	(0.09)	—	(0.33)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$14.62	0.29		1.69	1.98	(0.15)	(0.76)	—	(0.91)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$14.07	0.26		1.03	1.29	(0.32)	(0.42)	—	(0.74)
FOR THE PERIOD 9/02/14[8]—9/30/14	$14.13	0.02		(0.08)[11]	(0.06)	—	—	—	—
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2019	$13.38	0.12		(0.43)	(0.31)	(0.28)	—	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.27	0.32	[19]	0.10	0.42	(0.29)	(0.02)	—	(0.31)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.10	0.30	[9]	1.04	1.34	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.95	0.29		1.09	1.38	(0.23)	—	—	(0.23)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.28		(1.10)	(0.82)	(0.32)	(0.28)	—	(0.60)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.31		0.47	0.78	(0.17)	(0.12)	—	(0.29)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$13.71	0.12		(0.44)	(0.32)	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.58	0.26	[19]	0.14	0.40	(0.25)	(0.02)	—	(0.27)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.40	0.28	[9]	1.06	1.34	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$11.20	0.30		1.09	1.39	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.35	0.23		(1.10)	(0.87)	—	(0.28)	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.27		0.47	0.74	(0.15)	(0.12)	—	(0.27)
AQR INTERNATIONAL DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$13.38	0.12		(0.43)	(0.31)	(0.29)	—	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$13.26	0.34	[19]	0.10	0.44	(0.30)	(0.02)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$12.09	0.31	[9]	1.03	1.34	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.94	0.36		1.03	1.39	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$12.37	0.29		(1.10)	(0.81)	(0.34)	(0.28)	—	(0.62)
FOR THE PERIOD 9/02/14[8]—9/30/14	$13.02	0.03		(0.68)[11]	(0.65)	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$21.13	1.43%	$2,195,930	0.40%	0.40%	0.40%	1.73%	12%
$21.18	18.92%	$1,502,430	0.39%	0.39%	0.39%	1.52%	18%
$18.23	18.32%	$793,828	0.41%	0.40%	0.40%	1.69%	16%
$15.71	14.00%	$519,984	0.42%	0.39%	0.39%	1.79%	8%
$14.64	9.13%	$158,468	0.55%	0.45%	0.45%	1.65%	24%
$14.07	16.44%	$224,826	0.62%	0.49%	0.49%	1.51%	16%

$21.10	1.33%	$349,558	0.65%	0.65%	0.65%	1.46%	12%
$21.11	18.58%	$309,274	0.65%	0.64%	0.64%	1.27%	18%
$18.18	17.99%	$239,074	0.67%	0.65%	0.65%	1.46%	16%
$15.68	13.70%	$226,020	0.68%	0.65%	0.65%	1.53%	8%
$14.64	8.97%	$30,629	0.81%	0.70%	0.70%	1.38%	24%
$14.04	16.16%	$28,843	0.92%	0.74%	0.74%	1.26%	16%

$21.10	1.50%	$442,683	0.30%	0.30%	0.30%	1.83%	12%
$21.15	18.99%	$309,211	0.30%	0.30%	0.30%	1.61%	18%
$18.21	18.43%	$197,705	0.32%	0.30%	0.30%	1.79%	16%
$15.69	14.13%	$127,311	0.33%	0.30%	0.30%	1.87%	8%
$14.62	9.23%	$109	0.45%	0.35%	0.34%	1.76%	24%
$14.07	(0.42)%	$100	0.54%	0.39%	0.39%	1.69%	16%

$12.79	(2.11)%	$197,231	0.64%	0.55%	0.55%	1.93%	14%
$13.38	3.15%	$173,932	0.63%	0.55%	0.55%	2.41%[19]	21%
$13.27	11.29%	$145,091	0.67%	0.55%[13]	0.55%[13]	2.43%[9,14]	3%
$12.10	12.84%	$96,844	0.83%	0.54%	0.54%	2.51%	83%
$10.95	(6.89)%	$34,191	1.11%	0.60%	0.60%	2.40%	47%
$12.37	6.68%	$27,316	1.24%	0.65%	0.65%	2.53%	57%

$13.23	(2.24)%	$6,532	0.89%	0.80%	0.80%	1.82%	14%
$13.71	2.90%	$4,266	0.88%	0.80%	0.80%	1.84%[19]	21%
$13.58	11.01%	$30,102	0.92%	0.80%[13]	0.80%[13]	2.21%[9,14]	3%
$12.40	12.59%	$21,135	1.08%	0.79%	0.78%	2.51%	83%
$11.20	(7.15)%	$141	1.43%	0.86%	0.86%	1.94%	47%
$12.35	6.32%	$462	1.85%	0.90%	0.90%	2.18%	57%

$12.78	(2.11)%	$29,040	0.54%	0.45%	0.45%	1.87%	14%
$13.38	3.32%	$28,741	0.53%	0.45%	0.45%	2.54%[19]	21%
$13.26	11.38%	$19,716	0.57%	0.45%[13]	0.45%[13]	2.57%[9,14]	3%
$12.09	12.95%	$14,668	0.67%	0.45%	0.45%	3.06%	83%
$10.94	(6.78)%	$89	1.01%	0.50%	0.50%	2.45%	47%
$12.37	(4.99)%	$95	1.23%	0.55%	0.55%	3.49%	57%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR EMERGING DEFENSIVE STYLE FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2019	$9.64	0.04		(0.14)	(0.10)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$9.44	0.19		0.17	0.36	(0.16)	—	—	(0.16)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.80	0.17		0.61	0.78	(0.14)	—	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.16		0.69	0.85	(0.26)	—	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.19		(2.26)	(2.07)	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.27	0.25	[12]	0.03 [11]	0.28	(0.09)	(0.00)[7]	—	(0.09)
AQR EMERGING DEFENSIVE STYLE FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$9.86	0.03		(0.14)	(0.11)	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$9.67	0.19		0.14	0.33	(0.14)	—	—	(0.14)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$9.00	0.20		0.59	0.79	(0.12)	—	—	(0.12)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.34	0.15		0.70	0.85	(0.19)	—	—	(0.19)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.45	0.12		(2.23)	(2.11)	—	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$10.26	0.18	[12]	0.08 [11]	0.26	(0.07)	(0.00)[7]	—	(0.07)
AQR EMERGING DEFENSIVE STYLE FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$9.61	0.05		(0.14)	(0.09)	(0.18)	—	—	(0.18)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$9.42	0.19		0.17	0.36	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.77	0.18		0.62	0.80	(0.15)	—	—	(0.15)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$8.21	0.17		0.67	0.84	(0.28)	—	—	(0.28)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.46	0.21		(2.27)	(2.06)	(0.19)	—	—	(0.19)
FOR THE PERIOD 9/02/14[8]—9/30/14	$11.15	0.03	[12]	(0.72)	(0.69)	—	—	—	—
AQR GLOBAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2019	$9.11	0.06		(0.56)	(0.50)	(0.13)	(0.21)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$8.89	0.13		0.54	0.67	(0.08)	(0.37)	—	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.12	0.11		1.43	1.54	(0.18)	(0.59)	—	(0.77)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.80	0.10		0.76	0.86	(0.12)	(0.42)	—	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.91	0.12	[10]	(0.23)	(0.11)	(0.15)	(0.85)	—	(1.00)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.33	0.15	[12]	1.13	1.28	(0.39)	(5.31)	—	(5.70)
AQR GLOBAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$9.06	0.05		(0.56)	(0.51)	(0.13)	(0.21)	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$8.84	0.09		0.55	0.64	(0.05)	(0.37)	—	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.07	0.09		1.43	1.52	(0.16)	(0.59)	—	(0.75)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.73	0.10		0.72	0.82	(0.06)	(0.42)	—	(0.48)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.85	0.10	[10]	(0.23)	(0.13)	(0.14)	(0.85)	—	(0.99)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$13.27	0.12	[12]	1.12	1.24	(0.35)	(5.31)	—	(5.66)
AQR GLOBAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$9.19	0.05		(0.55)	(0.50)	(0.15)	(0.21)	—	(0.36)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$8.96	0.13		0.55	0.68	(0.08)	(0.37)	—	(0.45)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$8.18	0.12		1.45	1.57	(0.20)	(0.59)	—	(0.79)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$7.85	0.12		0.75	0.87	(0.12)	(0.42)	—	(0.54)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$8.96	0.14	[10]	(0.24)	(0.10)	(0.16)	(0.85)	—	(1.01)
FOR THE PERIOD 1/08/14[8]—9/30/14	$8.70	0.15	[12]	0.11	0.26	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.37	(0.96)%	$72,779	0.95%	0.70%	0.70%	0.94%	9%
$9.64	3.77%	$76,491	0.97%	0.70%	0.70%	1.94%	16%
$9.44	9.17%	$62,261	1.07%	0.70%	0.70%	1.99%	17%
$8.80	10.73%	$49,612	1.15%	0.68%	0.68%	1.90%	23%
$8.21	(20.07)%	$27,221	1.12%	0.76%	0.76%	1.92%	117%
$10.46	2.78%	$70,070	1.23%	0.85%	0.85%	2.35%[12]	124%

$9.60	(1.01)%	$10,338	1.20%	0.95%	0.95%	0.70%	9%
$9.86	3.39%	$9,977	1.22%	0.95%	0.95%	1.95%	16%
$9.67	9.04%	$4,922	1.28%	0.93%	0.93%	2.21%	17%
$9.00	10.42%	$207	1.38%	0.91%	0.91%	1.79%	23%
$8.34	(20.19)%	$54	1.40%	1.03%	1.03%	1.22%	117%
$10.45	2.60%	$1,017	1.68%	1.10%	1.10%	1.73%[12]	124%

$9.34	(0.86)%	$196	0.85%	0.60%	0.60%	1.05%	9%
$9.61	3.76%	$198	0.87%	0.60%	0.60%	1.94%	16%
$9.42	9.40%	$208	0.97%	0.60%	0.60%	2.02%	17%
$8.77	10.67%	$190	1.05%	0.60%	0.60%	2.06%	23%
$8.21	(19.96)%	$75	1.08%	0.66%	0.65%	2.16%	117%
$10.46	(6.19)%	$94	1.36%	0.70%	0.70%	4.04%[12]	124%

$8.27	(4.97)%	$189,387	0.81%	0.80%	0.80%	1.45%	72%
$9.11	7.65%	$198,954	0.82%	0.80%	0.80%	1.42%	87%
$8.89	20.70%	$41,551	0.89%	0.82%	0.82%	1.37%	88%
$8.12	11.33%	$33,013	0.96%	0.89%	0.89%	1.36%	78%
$7.80	(1.64)%	$34,186	0.90%	0.90%	0.90%	1.49%[10]	73%
$8.91	11.55%	$2,492	1.14%	0.91%	0.91%	1.62%[12]	90%

$8.21	(5.12)%	$3,800	1.07%	1.05%	1.05%	1.16%	72%
$9.06	7.36%	$2,120	1.07%	1.05%	1.05%	1.02%	87%
$8.84	20.57%	$2,254	1.14%	1.07%	1.07%	1.09%	88%
$8.07	10.93%	$1,712	1.20%	1.13%	1.12%	1.28%	78%
$7.73	(1.86)%	$765	1.17%	1.17%	1.17%	1.18%[10]	73%
$8.85	11.17%	$1,128	1.60%	1.21%	1.21%	1.28%[12]	90%

$8.33	(4.98)%	$128,086	0.72%	0.70%	0.70%	1.27%	72%
$9.19	7.74%	$173,425	0.72%	0.70%	0.70%	1.39%	87%
$8.96	20.98%	$146,167	0.77%	0.70%	0.70%	1.48%	88%
$8.18	11.33%	$106,573	0.77%	0.70%	0.70%	1.59%	78%
$7.85	(1.47)%	$85,017	0.71%	0.70%	0.70%	1.69%[10]	73%
$8.96	2.99%	$76,031	0.73%	0.70%	0.70%	2.23%[12]	90%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR INTERNATIONAL EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2019	$10.49	0.08	(0.51)	(0.43)	(0.17)	(0.08)	—	(0.25)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.66	0.22 [19]	(0.32)	(0.10)	(0.25)	(0.82)	—	(1.07)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.17	0.20	1.73	1.93	(0.30)	(0.14)	—	(0.44)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.61	0.21	0.67	0.88	(0.20)	(0.12)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$10.99	0.21	(0.71)	(0.50)	(0.33)	(0.55)	—	(0.88)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$11.88	0.28 [12]	(0.09)	0.19	(0.22)	(0.86)	—	(1.08)
AQR INTERNATIONAL EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$10.74	0.06	(0.51)	(0.45)	(0.14)	(0.08)	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.88	0.21 [19]	(0.33)	(0.12)	(0.20)	(0.82)	—	(1.02)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.35	0.18	1.77	1.95	(0.28)	(0.14)	—	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$9.77	0.19	0.68	0.87	(0.17)	(0.12)	—	(0.29)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.15	0.17	(0.70)	(0.53)	(0.30)	(0.55)	—	(0.85)
FOR THE YEAR ENDED SEPTEMBER 30, 2014	$12.06	0.25 [12]	(0.10)	0.15	(0.20)	(0.86)	—	(1.06)
AQR INTERNATIONAL EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$11.20	0.09	(0.54)	(0.45)	(0.18)	(0.08)	—	(0.26)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.39	0.24 [19]	(0.35)	(0.11)	(0.26)	(0.82)	—	(1.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2017	$10.77	0.27	1.81	2.08	(0.32)	(0.14)	—	(0.46)
FOR THE YEAR ENDED SEPTEMBER 30, 2016	$10.16	0.16	0.77	0.93	(0.20)	(0.12)	—	(0.32)
FOR THE YEAR ENDED SEPTEMBER 30, 2015	$11.56	0.18	(0.68)	(0.50)	(0.35)	(0.55)	—	(0.90)
FOR THE PERIOD 1/08/14[8]—9/30/14	$12.08	0.34 [12]	(0.86)	(0.52)	—	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2019	$12.54	0.05	(0.73)	(0.68)	(0.10)	—	—	(0.10)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.30	0.11	1.24	1.35	(0.11)	—	—	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.09	1.21	1.30	—	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$12.54	0.04	(0.73)	(0.69)	(0.08)	—	—	(0.08)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.27	0.07	1.25	1.32	(0.05)	—	—	(0.05)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.06	1.21	1.27	—	—	—	—
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$12.55	0.06	(0.74)	(0.68)	(0.11)	—	—	(0.11)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$11.30	0.12	1.24	1.36	(0.11)	—	—	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.09	1.21	1.30	—	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2019	$10.54	(0.00)[7]	(1.26)	(1.26)	—	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.35	(0.06)	0.36	0.30	(0.10)	—	(0.01)	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	(0.01)	0.36	0.35	—	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$10.52	(0.01)	(1.26)	(1.27)	—	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.32	(0.08)	0.36	0.28	(0.07)	—	(0.01)	(0.08)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	(0.03)	0.35	0.32	—	—	—	—
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$10.55	0.01	(1.27)	(1.26)	—	—	—	—
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$10.35	(0.05)	0.36	0.31	(0.10)	—	(0.01)	(0.11)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	(0.00)[7]	0.35	0.35	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$9.81	(3.82)%	$359,375	0.87%	0.85%	0.85%	1.60%	43%
$10.49	(1.24)%	$391,509	0.88%	0.86%	0.86%	1.97%[19]	87%
$11.66	19.96%	$346,078	0.98%	0.91%[13]	0.91%[13]	1.89%[14]	83%
$10.17	9.34%	$370,530	0.97%	0.95%	0.95%	2.14%	62%
$9.61	(4.79)%	$320,807	0.92%	0.92%	0.92%	1.98%	84%
$10.99	1.33%	$247,847	0.90%	0.90%	0.90%	2.41%[12]	71%

$10.07	(3.98)%	$9,116	1.12%	1.10%	1.10%	1.28%	43%
$10.74	(1.41)%	$13,090	1.10%	1.09%	1.09%	1.85%[19]	87%
$11.88	19.68%	$14,873	1.24%	1.16%[13]	1.16%[13]	1.71%[14]	83%
$10.35	9.04%	$37,297	1.20%	1.18%	1.18%	1.89%	62%
$9.77	(4.99)%	$36,174	1.21%	1.21%	1.21%	1.61%	84%
$11.15	0.96%	$39,336	1.25%	1.25%	1.25%	2.11%[12]	71%

$10.49	(3.77)%	$42,565	0.77%	0.75%	0.75%	1.72%	43%
$11.20	(1.23)%	$44,742	0.79%	0.77%	0.77%	2.04%[19]	87%
$12.39	20.20%	$44,105	0.85%	0.81%[13]	0.81%[13]	2.39%[14]	83%
$10.77	9.40%	$14,387	0.77%	0.77%	0.77%	1.57%	62%
$10.16	(4.59)%	$32,648	0.75%	0.75%	0.75%	1.61%	84%
$11.56	(4.30)%	$103,882	0.74%	0.74%	0.74%	3.90%[12]	71%

$11.76	(5.30)%	$13,018	2.06%	1.34%	0.80%	0.90%	62%
$12.54	11.95%	$16,556	2.06%[16]	1.33%	0.80%	0.88%	119%
$11.30	13.00%	$13,575	2.69%[16]	1.40%	0.78%	1.06%	139%

$11.77	(5.44)%	$611	2.32%	1.59%	1.05%	0.65%	62%
$12.54	11.72%	$773	2.30%[16]	1.56%	1.03%	0.60%	119%
$11.27	12.70%	$1,016	4.22%[16]	1.65%	1.03%	0.72%	139%

$11.76	(5.27)%	$1,321	1.96%	1.24%	0.70%	1.01%	62%
$12.55	12.09%	$1,815	1.98%[16]	1.23%	0.70%	0.97%	119%
$11.30	13.00%	$1,972	3.94%[16]	1.32%	0.70%	1.02%	139%

$9.28	(11.95)%	$789	6.46%	1.45%	1.00%	(0.02)%	48%
$10.54	2.86%	$1,376	5.29%[16]	1.70%	0.98%	(0.57)%	135%
$10.35	3.50%	$1,353	6.62%[16]	1.41%	0.98%	(0.10)%	124%

$9.25	(12.07)%	$476	6.90%	1.70%	1.25%	(0.19)%	48%
$10.52	2.70%	$584	5.58%[16]	1.94%	1.22%	(0.81)%	135%
$10.32	3.20%	$576	6.82%[16]	1.64%	1.22%	(0.34)%	124%

$9.29	(11.94)%	$1,037	6.50%	1.35%	0.90%	0.14%	48%
$10.55	3.04%	$1,336	5.27%[16]	1.62%	0.90%	(0.48)%	135%
$10.35	3.50%	$1,336	6.53%[16]	1.33%	0.90%	(0.02)%	124%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]				Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2019	$12.22	0.06		(0.42)	(0.36)	(0.40)	—	—	(0.40)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.76	0.31	[19]	(0.75)	(0.44)	(0.09)	(0.01)	—	(0.10)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.21		2.55	2.76	—	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$12.17	0.00	[7]	(0.36)	(0.36)	(0.34)	—	—	(0.34)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.73	0.26	[19]	(0.73)	(0.47)	(0.08)	(0.01)	—	(0.09)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.18		2.55	2.73	—	—	—	—
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$12.23	0.01		(0.36)	(0.35)	(0.42)	—	—	(0.42)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.77	0.22	[19]	(0.66)	(0.44)	(0.09)	(0.01)	—	(0.10)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.21		2.56	2.77	—	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2019	$12.37	0.05		(0.76)	(0.71)	(0.22)	—	—	(0.22)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.69	0.17	[19]	(0.32)	(0.15)	(0.11)	(0.06)	—	(0.17)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.08		2.61	2.69	—	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$12.33	0.02		(0.73)	(0.71)	(0.17)	—	—	(0.17)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.66	0.15	[19]	(0.34)	(0.19)	(0.08)	(0.06)	—	(0.14)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.07		2.59	2.66	—	—	—	—
AQR EMERGING RELAXED CONSTRAINT EQUITY FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$12.38	0.07		(0.78)	(0.71)	(0.24)	—	—	(0.24)
FOR THE YEAR ENDED SEPTEMBER 30, 2018	$12.70	0.09	[19]	(0.23)	(0.14)	(0.12)	(0.06)	—	(0.18)
FOR THE PERIOD 12/14/16[15]—9/30/17	$10.00	0.07		2.63	2.70	—	—	—	—

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA

			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers (Excluding Dividend Short Expense & Interest Expense)[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$11.46	(2.49)%	$27,111	2.01%	1.72%	0.95%	1.10%	73%
$12.22	(3.45)%	$55,144	2.12%[16]	1.94%	0.95%	2.44%[19]	106%
$12.76	27.60%	$7,136	3.81%[16]	1.88%	0.94%	2.28%	162%

$11.47	(2.59)%	$1,136	2.19%	1.97%	1.20%	0.03%	73%
$12.17	(3.68)%	$13,444	2.38%[16]	2.19%	1.20%	2.00%[19]	106%
$12.73	27.30%	$1,988	4.19%[16]	2.12%	1.18%	1.98%	162%

$11.46	(2.44)%	$83	1.80%	1.62%	0.85%	0.16%	73%
$12.23	(3.42)%	$1,993	2.16%[16]	1.84%	0.85%	1.72%[19]	106%
$12.77	27.70%	$2,654	4.18%[16]	1.79%	0.85%	2.36%	162%

$11.44	(5.53)%	$5,749	2.13%	1.15%	1.15%	0.85%	43%
$12.37	(1.30)%	$21,063	1.57%[16]	1.15%	1.15%	1.24%[19]	168%
$12.69	26.90%	$5,151	3.82%[16]	1.14%	1.14%	0.89%	114%

$11.45	(5.62)%	$887	2.21%	1.40%	1.40%	0.42%	43%
$12.33	(1.60)%	$10,383	1.81%[16]	1.40%	1.40%	1.13%[19]	168%
$12.66	26.60%	$1,953	4.16%[16]	1.38%	1.38%	0.77%	114%

$11.43	(5.52)%	$3,044	2.19%	1.05%	1.05%	1.15%	43%
$12.38	(1.25)%	$5,923	1.49%[16]	1.05%	1.05%	0.67%[19]	168%
$12.70	27.00%	$17,848	3.66%[16]	1.05%	1.05%	0.71%	114%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Effective April 1, 2015, Class L Shares were renamed Class I Shares.
[7]	Amount is less than $.005 per share.
[8]	Commencement of offering of shares.
[9]

For the period ended September 30, 2017 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.63%
AQR Small Cap Multi-Style Fund—Class N	0.06	0.37
AQR Small Cap Multi-Style Fund—Class R6	0.11	0.73
AQR Small Cap Momentum Style Fund—Class I	0.08	0.35
AQR Small Cap Momentum Style Fund—Class N	0.03	0.13
AQR Small Cap Momentum Style Fund—Class R6	0.10	0.43
AQR International Defensive Style Fund—Class I	0.28	2.24
AQR International Defensive Style Fund—Class N	0.26	2.02
AQR International Defensive Style Fund—Class R6	0.29	2.38

[10]

For the period ended September 30, 2015 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.10	0.76%
AQR Small Cap Multi-Style Fund—Class N	0.07	0.53
AQR Small Cap Multi-Style Fund—Class R6	0.13	1.05
AQR International Multi-Style Fund—Class I	0.25	2.28
AQR International Multi-Style Fund—Class N	0.22	2.02
AQR International Multi-Style Fund—Class R6	0.28	2.53
AQR Small Cap Momentum Style Fund—Class I	0.13	0.58
AQR Small Cap Momentum Style Fund—Class N	0.07	0.32
AQR Small Cap Momentum Style Fund—Class R6	0.11	0.51
AQR TM Small Cap Momentum Style Fund—Class I	0.09	0.57
AQR TM Small Cap Momentum Style Fund—Class N	0.05	0.34
AQR TM Small Cap Momentum Style Fund—Class R6	0.10	0.66
AQR Global Equity Fund—Class I	0.10	1.26
AQR Global Equity Fund—Class N	0.08	0.95
AQR Global Equity Fund—Class R6	0.12	1.46

[11]

The amount shown for a share outstanding throughout the period is not indicative of the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

[12]

For the period ended September 30, 2014 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR Small Cap Multi-Style Fund—Class I	$0.04	0.28%
AQR Small Cap Multi-Style Fund—Class N	(0.00)	0.02
AQR Small Cap Multi-Style Fund—Class R6	(0.00)	0.36
AQR Small Cap Momentum Style Fund—Class I	(0.02)	(0.07)
AQR Small Cap Momentum Style Fund—Class N	(0.08)	(0.34)
AQR Small Cap Momentum Style Fund—Class R6	(0.01)	0.05
AQR International Momentum Style Fund—Class I	0.25	1.57
AQR International Momentum Style Fund—Class N	0.20	1.26
AQR International Momentum Style Fund—Class R6	0.03	1.22
AQR TM International Momentum Style Fund—Class I	0.22	1.63
AQR TM International Momentum Style Fund—Class N	0.16	1.16
AQR TM International Momentum Style Fund—Class R6	0.02	1.03
AQR Emerging Defensive Style Fund—Class I	0.23	2.13
AQR Emerging Defensive Style Fund—Class N	0.16	1.51
AQR Emerging Defensive Style Fund—Class R6	0.01	3.82
AQR Global Equity Fund—Class I	0.14	1.50
AQR Global Equity Fund—Class N	0.11	1.16
AQR Global Equity Fund—Class R6	0.14	2.11
AQR International Equity Fund—Class I	0.26	2.22
AQR International Equity Fund—Class N	0.23	1.92
AQR International Equity Fund—Class R6	0.32	3.71

[13]	Excludes impact of IRS closing agreement tax expense.
[14]	Includes impact of IRS closing agreement reimbursement.
[15]	Commencement of operations.
[16]	Certain expenses incurred by the Fund were not annualized for the period.
[17]	Ratios are disproportionate between classes due to size of net assets and fixed expenses.
[18]

For the period ended September 30, 2016 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Small Cap Multi-Style Fund—Class I	$0.11	1.14%
AQR TM Small Cap Multi-Style Fund—Class N	0.09	0.92
AQR TM Small Cap Multi-Style Fund—Class R6	0.11	1.13
AQR TM Large Cap Momentum Style Fund—Class I	0.21	1.27
AQR TM Large Cap Momentum Style Fund—Class N	0.18	1.10
AQR TM Large Cap Momentum Style Fund—Class R6	0.22	1.36

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Financial Highlights	March 31, 2019 (Unaudited)

[19]

For the period ended September 30, 2018 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Emerging Multi-Style Fund—Class I	$0.22	1.90%
AQR TM Emerging Multi-Style Fund—Class N	0.18	1.52
AQR TM Emerging Multi-Style Fund—Class R6	0.23	1.96
AQR Small Cap Momentum Style Fund—Class I	0.03	0.12
AQR Small Cap Momentum Style Fund—Class N	(0.02)	(0.11)
AQR Small Cap Momentum Style Fund—Class R6	0.06	0.22
AQR International Defensive Style Fund—Class I	0.28	2.14
AQR International Defensive Style Fund—Class N	0.22	1.57
AQR international Defensive Style Fund—Class R6	0.30	2.27
AQR International Equity Fund—Class I	0.21	1.86
AQR International Equity Fund—Class N	0.20	1.74
AQR international Equity Fund—Class R6	0.23	1.93
AQR International Relaxed Constraint Equity Fund—Class I	0.29	2.28
AQR International Relaxed Constraint Equity Fund—Class N	0.24	1.84
AQR International Relaxed Constraint Equity Fund—Class R6	0.20	1.56
AQR Emerging Relaxed Constraint Equity Fund—Class I	0.14	1.04
AQR Emerging Relaxed Constraint Equity Fund—Class N	0.12	0.93
AQR Emerging Relaxed Constraint Equity Fund—Class R6	0.06	0.47

[20]

For the period ended March 31, 2019 certain Funds received special dividends which materially impacted the Net Investment Income Per Share and Net Investment Income Ratio. These dividends are not expected to continue in the future. Had these special dividends not been received the Net Investment Income Per Share and Net Investment Income Ratio would have been as follows:

FUND	NET INVESTMENT INCOME PER SHARE	NET INVESTMENT INCOME RATIO
AQR TM Large Cap Multi-Style Fund—Class I	$0.07	1.32%
AQR TM Large Cap Multi-Style Fund—Class N	0.05	1.01
AQR TM Large Cap Multi-Style Fund—Class R6	0.08	1.42
AQR TM Small Cap Multi-Style Fund—Class I	0.05	0.94
AQR TM Small Cap Multi-Style Fund—Class N	0.03	0.68
AQR TM Small Cap Multi-Style Fund—Class R6	0.05	1.06
AQR Large Cap Momentum Style Fund—Class I	0.11	1.11
AQR Large Cap Momentum Style Fund—Class N	0.08	0.89
AQR Large Cap Momentum Style Fund—Class R6	0.12	1.24
AQR TM Small Cap Momentum Style Fund—Class I	0.02	0.39
AQR TM Small Cap Momentum Style Fund—Class N	0.00	0.11
AQR TM Small Cap Momentum Style Fund—Class R6	0.03	0.49

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2019, the Trust consists of thirty-nine active series, twenty-three of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each Fund offers Class I, Class N and Class R6 shares.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statements of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statements of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Dividend income (expense) net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the ex-date dividend notification. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. For inflation-linked bonds, interest income (expense) is earned on the principal amount and adjusted for the changes in the relevant consumer price index.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Funds are charged for those expenses that are directly attributable to each Fund. Trust level expenses are allocated among the Funds based on the ratio of average net assets or other reasonable methodology.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Funds for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31, 2019, the Funds had no examinations in progress.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Funds’ financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statements of Changes in Net Assets and have been recorded to paid in capital.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Funds on the Schedule of Investments. Section 2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

Additionally, certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments, if applicable.

Securities Sold Short: Certain Funds may engage in short sales, which is when a Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms. Liabilities for securities sold short are reported at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

The net amount of fees incurred are included in the dividend and interest on securities sold short in the Statements of Operations and are as follows:

FUND
AQR Large Cap Relaxed Constraint Equity Fund Fund	$8,331
AQR Small Cap Relaxed Constraint Equity Fund Fund	2,079
AQR International Relaxed Constraint Equity Fund Fund	36,841

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statements of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statements of Operations. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin on the Statements of Assets and Liabilities. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedules of Investments includes the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statements of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. If there is no up-front payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statements of Operations. The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation) on swap contracts in the Statements of Operations. Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses) from the expiration or closing of swap contracts in the Statements of Operations. Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and/or short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The absolute notional value of the total return basket swap represents the accumulated notional value of the underlying long components and absolute notional value of the short components held within the total return basket swap at period end. The notional value of each component represents the market value at period end. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes financing charges and credits related to the notional values of the long and short positions and cash balances within the swap. Finance charges and credits are based on defined market rates plus or minus a specified spread. Positions within the swap are reset periodically, and financing costs are reset generally monthly. During a reset, any realized gains (losses) from positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Prior to the reset, these amounts are included as a component of the swap value in Net cash and other receivables (payables). Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. The maturity dates are measured from the commencement of investment in each underlying portfolio swap positions. A change in the market value of a total return basket swap contract is recognized as net change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as net realized gain (loss) from expiration or closing of swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The Funds may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses.

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income, net on the Statement of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statements of Assets and Liabilities.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. At period end, Funds with investment securities on loan disclose the balance of such securities on loan in the footnotes to the Schedule of Investment. The fair value of the Funds’ investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statements of Assets and Liabilities.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Funds’ counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which are referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Funds’ investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level  1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, or composite in which each security trades and are therefore classified Level 1. Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities and investment-grade corporate bonds, and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, contracts will be valued at the mid price published by the exchange at the close of business. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract and total return basket swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,507,833,937	$—	$—	$1,507,833,937
Short-Term Investments	37,548,475	—	—	37,548,475
Futures Contracts*	769,824	—	—	769,824

Total Assets	$1,546,152,236	$—	$—	$1,546,152,236

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$626,649,488	$—	$—	$626,649,488
Preferred Stocks	66,893	—	—	66,893
Securities Lending Collateral	14,822,590	—	—	14,822,590
Short-Term Investments	17,235,490	—	—	17,235,490
Futures Contracts*	47,966	—	—	47,966

Total Assets	$658,822,427	$—	$—	$658,822,427

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$24,202,802	$274,205,470	$—	$298,408,272
Short-Term Investments	3,011,618	—	—	3,011,618
Futures Contracts*	104,927	—	—	104,927

Total Assets	$27,319,347	$274,205,470	$—	$301,524,817

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$56,314,864	$180,105,040	$—	$236,419,904
Short-Term Investments	5,846,239	—	—	5,846,239
Futures Contracts*	157,339	—	—	157,339

Total Assets	$62,318,442	$180,105,040	$—	$242,423,482

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$293,488,433	$—	$—	$293,488,433
Securities Lending Collateral	214,825	—	—	214,825
Short-Term Investments	8,874,291	—	—	8,874,291
Futures Contracts*	122,094	—	—	122,094

Total Assets	$302,699,643	$—	$—	$302,699,643

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$24,120,620	$—	$—	$24,120,620
Preferred Stocks	2,576	—	—	2,576
Securities Lending Collateral	560,037	—	—	560,037
Short-Term Investments	443,888	—	—	443,888

Total Assets	$25,127,121	$—	$—	$25,127,121

LIABILITIES
Futures Contracts*	$(1,681)	$—	$—	$(1,681)

Total Liabilities	$(1,681)	$—	$—	$(1,681)

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$14,874,877	$169,013,150	$—		$183,888,027
Short-Term Investments	3,290,532	—	—		3,290,532
Futures Contracts*	93,299	—	—		93,299

Total Assets	$18,258,708	$169,013,150	$—		$187,271,858

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$80,933,731	$259,856,250	$—		$340,789,981
Short-Term Investments	9,018,604	—	—		9,018,604
Futures Contracts*	218,132	—	—		218,132

Total Assets	$90,170,467	$259,856,250	$—		$350,026,717

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$892,793,430	$—	$—		$892,793,430
Securities Lending Collateral	1,605,730	—	—		1,605,730
Short-Term Investments	24,986,267	—	—		24,986,267
Futures Contracts*	494,570	—	—		494,570

Total Assets	$919,879,997	$—	$—		$919,879,997

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$269,606,424	$—	$—	(a)	$269,606,424
Securities Lending Collateral	7,359,735	—	—		7,359,735
Short-Term Investments	5,631,363	—	—		5,631,363

Total Assets	$282,597,522	$—	$—	(a)	$282,597,522

LIABILITIES
Futures Contracts*	$(5,106)	$—	$—		$(5,106)

Total Liabilities	$(5,106)	$—	$—		$(5,106)

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$41,678,321	$365,529,813	$—		$407,208,134
Securities Lending Collateral	2,636,193	—	—		2,636,193
Short-Term Investments	12,718,680	—	—		12,718,680
Futures Contracts*	221,202	—	—		221,202

Total Assets	$57,254,396	$365,529,813	$—		$422,784,209

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$212,289,072	$—	$—		$212,289,072
Securities Lending Collateral	470,144	—	—		470,144
Short-Term Investments	4,008,631	—	—		4,008,631
Futures Contracts*	9,706	—	—		9,706

Total Assets	$216,777,553	$—	$—		$216,777,553

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$52,897,127	$—	$—	$52,897,127
Securities Lending Collateral	1,277,344	—	—	1,277,344
Short-Term Investments	1,178,263	—	—	1,178,263

Total Assets	$55,352,734	$—	$—	$55,352,734

LIABILITIES
Futures Contracts*	$(1,136)	$—	$—	$(1,136)

Total Liabilities	$(1,136)	$—	$—	$(1,136)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$10,388,628	$93,341,337	$—	$103,729,965
Securities Lending Collateral	886,435	—	—	886,435
Short-Term Investments	3,242,774	—	—	3,242,774
Futures Contracts*	53,892	—	—	53,892

Total Assets	$14,571,729	$93,341,337	$—	$107,913,066

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$2,848,146,572	$—	$—	$2,848,146,572
Short-Term Investments	130,700,015	—	—	130,700,015
Futures Contracts*	983,995	—	—	983,995

Total Assets	$2,979,830,582	$—	$—	$2,979,830,582

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$27,399,591	$198,413,704	$—	$225,813,295
Securities Lending Collateral	1,019,699	—	—	1,019,699
Short-Term Investments	11,444,928	—	—	11,444,928

Total Assets	$39,864,218	$198,413,704	$—	$238,277,922

LIABILITIES
Futures Contracts*	$(29,562)	$—	$—	$(29,562)

Total Liabilities	$(29,562)	$—	$—	$(29,562)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$12,085,530	$67,756,472	$1	$79,842,003
Short-Term Investments	2,860,497	—	—	2,860,497
Futures Contracts*	44,890	—	—	44,890

Total Assets	$14,990,917	$67,756,472	$1	$82,747,390

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$181,619,523	$104,341,355	$137	$285,961,015
Securities Lending Collateral	1,011,669	—	—	1,011,669
Short-Term Investments	27,572,655	—	—	27,572,655
Futures Contracts*	779,088	—	—	779,088
Forward Foreign Currency Exchange Contracts*	—	1,116,974	—	1,116,974
Total Return Swaps Contracts*	—	278,698	—	278,698

Total Assets	$210,982,935	$105,737,027	$137	$316,720,099

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
LIABILITIES
Futures Contracts*	$(439,168)	$—	$—	$(439,168)
Forward Foreign Currency Exchange Contracts*	—	(990,121)	—	(990,121)
Total Return Swaps Contracts*	—	(202,865)	—	(202,865)

Total Liabilities	$(439,168)	$(1,192,986)	$—	$(1,632,154)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$363,362,002	$204	$363,362,206
Short-Term Investments	35,608,287	—	—	35,608,287
Futures Contracts*	1,025,747	—	—	1,025,747
Forward Foreign Currency Exchange Contracts*	—	1,557,222	—	1,557,222
Total Return Swaps Contracts*	—	239,534	—	239,534

Total Assets	$36,634,034	$365,158,758	$204	$401,792,996

LIABILITIES
Futures Contracts*	$(503,409)	$—	$—	$(503,409)
Forward Foreign Currency Exchange Contracts*	—	(1,173,376)	—	(1,173,376)
Total Return Swaps Contracts*	—	(629,741)	—	(629,741)

Total Liabilities	$(503,409)	$(1,803,117)	$—	$(2,306,526)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$19,084,072	$—	$—	$19,084,072
Exchange Traded Funds	193,499	—	—	193,499
Short-Term Investments	42,330	—	—	42,330

Total Assets	$19,319,901	$—	$—	$19,319,901

LIABILITIES
Common Stocks (Sold Short)	$(4,413,263)	$—	$—	$(4,413,263)

Total Liabilities	$(4,413,263)	$—	$—	$(4,413,263)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$2,921,856	$—	$—	$2,921,856
Exchange Traded Funds	34,751	—	—	34,751
Rights	—	—	23	23
Short-Term Investments	30,866	—	—	30,866

Total Assets	$2,987,473	$—	$23	$2,987,496

LIABILITIES
Common Stocks (Sold Short)	$(688,996)	$—	$—	$(688,996)

Total Liabilities	$(688,996)	$—	$—	$(688,996)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$35,186,269	$—	$35,186,269
Short-Term Investments	645,391	—	—	645,391
Futures Contracts*	5,784	—	—	5,784

Total Assets	$651,175	$35,186,269	$—	$35,837,444

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
LIABILITIES
Common Stocks (Sold Short)†	$—	$(7,889,232)	$—	$(7,889,232)

Total Liabilities	$—	$(7,889,232)	$—	$(7,889,232)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$2,216,919	$4,360,017	$—	$6,576,936
Short-Term Investments	3,219,612	—	—	3,219,612
Total Return Basket Swaps Contracts*	—	103,537	—	103,537

Total Assets	$5,436,531	$4,463,554	$—	$9,900,085

LIABILITIES
Futures Contracts*	$(3,661)	$—	$—	$(3,661)
Total Return Basket Swaps Contracts*	—	(336,511)	—	(336,511)

Total Liabilities	$(3,661)	$(336,511)	$—	$(340,172)

*	Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities for exchange-traded and cleared derivatives.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price.

During the period ended March 31, 2019, there were no transfers to or from level 3 for any of the Funds. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, and AQR Small Cap Relaxed Constraint Equity Fund.

The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

5. Federal Income Tax Matters

At March 31, 2019, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions, short security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Multi-Style Fund	$1,272,051,322	$304,625,430	$(30,524,516)	$274,100,914
AQR Small Cap Multi-Style Fund	600,200,619	101,376,976	(42,755,168)	58,621,808
AQR International Multi-Style Fund	272,348,189	39,903,840	(10,727,212)	29,176,628
AQR Emerging Multi-Style Fund	199,760,825	49,662,490	(6,999,833)	42,662,657
AQR TM Large Cap Multi-Style Fund	252,119,065	55,039,008	(4,458,430)	50,580,578
AQR TM Small Cap Multi-Style Fund	22,369,985	3,907,323	(1,151,868)	2,755,455
AQR TM International Multi-Style Fund	166,714,037	26,051,298	(5,493,477)	20,557,821
AQR TM Emerging Multi-Style Fund	279,491,928	77,538,037	(7,003,248)	70,534,789

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Large Cap Momentum Style Fund	$673,801,140	$254,181,727	$(8,102,870)	$246,078,857
AQR Small Cap Momentum Style Fund	235,132,313	61,191,169	(13,731,066)	47,460,103
AQR International Momentum Style Fund	380,585,732	52,546,192	(10,347,715)	42,198,477
AQR TM Large Cap Momentum Style Fund	145,510,656	71,577,981	(311,084)	71,266,897
AQR TM Small Cap Momentum Style Fund	46,167,807	12,130,513	(2,946,722)	9,183,791
AQR TM International Momentum Style Fund	96,371,049	15,055,069	(3,513,052)	11,542,017
AQR Large Cap Defensive Style Fund	2,478,971,711	526,263,446	(25,404,575)	500,858,871
AQR International Defensive Style Fund	222,085,324	26,741,806	(10,578,770)	16,163,036
AQR Emerging Defensive Style Fund	75,859,803	11,624,357	(4,736,770)	6,887,587
AQR Global Equity Fund	284,675,058	39,976,355	(9,563,468)	30,412,887
AQR International Equity Fund	379,983,269	37,386,554	(17,883,353)	19,503,201
AQR Large Cap Relaxed Constraint Equity Fund	12,436,128	3,361,919	(891,409)	2,470,510
AQR Small Cap Relaxed Constraint Equity Fund	2,092,184	613,151	(406,835)	206,316
AQR International Relaxed Constraint Equity Fund	25,570,642	4,757,894	(2,380,324)	2,377,570
AQR Emerging Relaxed Constraint Equity Fund	9,681,704	639,863	(761,654)	(121,791)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals. The Funds’ tax basis capital gains and losses are determined only at the end of the year.

As of September 30, 2018, for federal income tax purposes, the following Funds have capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM
AQR International Multi-Style Fund	$8,146,841	$—
AQR Emerging Multi-Style Fund	22,624,168	—
AQR TM Large Cap Multi-Style Fund	70,709
AQR TM International Multi-Style Fund	3,352,343	—
AQR TM Emerging Multi-Style Fund	5,179,137	—
AQR International Momentum Style Fund	7,011,474	—
AQR TM Large Cap Momentum Style Fund	1,276,023	—
AQR TM International Momentum Style Fund	11,860,336	—
AQR Emerging Defensive Style Fund	5,074,221	6,050,184
AQR Large Cap Relaxed Constraint Equity Fund	10,773	11,128
AQR Small Cap Relaxed Constraint Equity Fund	135,003	—

6. Investment Transactions

During the period ended March 31, 2019, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Large Cap Multi-Style Fund	$452,270,950	$684,575,947	$—	$—
AQR Small Cap Multi-Style Fund	206,101,005	224,147,529	—	—
AQR International Multi-Style Fund	94,564,821	183,604,071	—	—
AQR Emerging Multi-Style Fund	79,679,315	137,930,729	—	—
AQR TM Large Cap Multi-Style Fund	98,076,851	77,376,326	—	—
AQR TM Small Cap Multi-Style Fund	11,515,432	16,721,097	—	—
AQR TM International Multi-Style Fund	62,857,794	56,546,203	—	—
AQR TM Emerging Multi-Style Fund	112,522,681	90,943,950	—	—
AQR Large Cap Momentum Style Fund	272,034,434	445,327,632	—	—
AQR Small Cap Momentum Style Fund	107,946,932	159,193,801	—	—
AQR International Momentum Style Fund	161,138,177	159,467,801	—	—
AQR TM Large Cap Momentum Style Fund	64,149,176	59,136,980	—	—
AQR TM Small Cap Momentum Style Fund	14,754,421	20,133,056	—	—
AQR TM International Momentum Style Fund	34,246,641	45,255,093	—	—
AQR Large Cap Defensive Style Fund	1,023,970,547	267,444,239	—	—
AQR International Defensive Style Fund	62,858,931	28,896,569	—	—
AQR Emerging Defensive Style Fund	7,445,619	8,267,620	—	—

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Global Equity Fund	$205,566,519	$227,474,011	$—	$—
AQR International Equity Fund	154,876,220	162,730,114	—	—
AQR Large Cap Relaxed Constraint Equity Fund	7,879,433	11,649,117	4,077,781	5,047,423
AQR Small Cap Relaxed Constraint Equity Fund	1,002,180	1,762,950	369,034	565,653
AQR International Relaxed Constraint Equity Fund	20,986,097	66,106,791	9,316,546	19,134,799
AQR Emerging Relaxed Constraint Equity Fund	6,069,630	24,245,668	—	—

7. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts, are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities. All derivative instruments held by the Funds were subject to a master netting agreement or similar arrangement.

The following table lists the fair value of derivatives instruments held by the Funds, by primary underlying risk and contract type, as included in the Statements of Assets and Liabilities at March 31, 2019:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$769,824	$—	$—	$—	$—	$—
AQR Small Cap Multi-Style Fund	47,966	—	—	—	—	—
AQR International Multi-Style Fund	104,927	—	—	—	—	—
AQR Emerging Multi-Style Fund	157,339	—	—	—	—	—
AQR TM Large Cap Multi-Style Fund	122,094	—	—	—	—	—
AQR TM Small Cap Multi-Style Fund	—	—	—	1,681	—	—
AQR TM International Multi-Style Fund	93,299	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	218,132	—	—	—	—	—
AQR Large Cap Momentum Style Fund	494,570	—	—	—	—	—
AQR Small Cap Momentum Style Fund	—	—	—	5,106	—	—
AQR International Momentum Style Fund	221,202	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	9,706	—	—	—	—	—
AQR TM Small Cap Momentum Style Fund	—	—	—	1,136	—	—
AQR TM International Momentum Style Fund	53,892	—	—	—	—	—
AQR Large Cap Defensive Style Fund	983,995	—	—	—	—	—
AQR International Defensive Style Fund	—	—	—	29,562	—	—
AQR Emerging Defensive Style Fund	44,890	—	—	—	—	—
AQR Global Equity Fund	779,088	278,698	—	439,168	202,865	—
AQR International Equity Fund	1,025,747	239,534	—	503,409	629,741	—
AQR International Relaxed Constraint Equity Fund	5,784	—	—	—	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	103,537	—	3,661	336,511	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,116,974	—	—	990,121
AQR International Equity Fund	—	—	1,557,222	—	—	1,173,376

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Net Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	$769,824	$—	$—	$—	$—	$—
AQR Small Cap Multi-Style Fund	47,966	—	—	—	—	—
AQR International Multi-Style Fund	104,927	—	—	—	—	—
AQR Emerging Multi-Style Fund	157,339	—	—	—	—	—
AQR TM Large Cap Multi-Style Fund	122,094	—	—	—	—	—
AQR TM Small Cap Multi-Style Fund	—	—	—	1,681	—	—
AQR TM International Multi-Style Fund	93,299	—	—	—	—	—
AQR TM Emerging Multi-Style Fund	218,132	—	—	—	—	—
AQR Large Cap Momentum Style Fund	494,570	—	—	—	—	—
AQR Small Cap Momentum Style Fund	—	—	—	5,106	—	—
AQR International Momentum Style Fund	221,202	—	—	—	—	—
AQR TM Large Cap Momentum Style Fund	9,706	—	—	—	—	—
AQR TM Small Cap Momentum Style Fund	—	—	—	1,136	—	—
AQR TM International Momentum Style Fund	53,892	—	—	—	—	—
AQR Large Cap Defensive Style Fund	983,995	—	—	—	—	—
AQR International Defensive Style Fund	—	—	—	29,562	—	—
AQR Emerging Defensive Style Fund	44,890	—	—	—	—	—
AQR Global Equity Fund	339,920	75,833	126,853	—	—	—
AQR International Equity Fund	522,338	—	383,846	—	390,207	—
AQR International Relaxed Constraint Equity Fund	5,784	—	—	—	—	—
AQR Emerging Relaxed Constraint Equity Fund	—	—	—	3,661	232,974	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statements of Operations for the period ended March 31, 2019:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS

Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$(59,904)	$—	$—	$894,684	$—	$—
AQR Small Cap Multi-Style Fund	(999,778)	—	—	202,832	—	—
AQR International Multi-Style Fund	256,016	—	—	114,736	—	—
AQR Emerging Multi-Style Fund	619,040	—	—	96,589	—	—
AQR TM Large Cap Multi-Style Fund	479,174	—	—	97,470	—	—
AQR TM Small Cap Multi-Style Fund	(16,813)	—	—	2,421	—	—
AQR TM International Multi-Style Fund	1,962	—	—	66,393	—	—
AQR TM Emerging Multi-Style Fund	(9,456)	—	—	98,844	—	—
AQR Large Cap Momentum Style Fund	(3,717)	—	—	395,490	—	—
AQR Small Cap Momentum Style Fund	(709,577)	—	—	(2,936)	—	—
AQR International Momentum Style Fund	(212,449)	—	—	134,952	—	—
AQR TM Large Cap Momentum Style Fund	(23,461)	—	—	(11,251)	—	—
AQR TM Small Cap Momentum Style Fund	43,564	—	—	11,357	—	—
AQR TM International Momentum Style Fund	23,874	—	—	33,213	—	—
AQR Large Cap Defensive Style Fund	2,910,646	—	—	938,432	—	—
AQR International Defensive Style Fund	(405,000)	—	—	(92,779)	—	—
AQR Emerging Defensive Style Fund	(96,187)	—	—	(7,213)	—	—
AQR Global Equity Fund	466,196	(1,339,155)	—	(1,516,563)	(1,021,305)	—
AQR International Equity Fund	(897,812)	(1,253,436)	—	(4,681,229)	(555,123)	—
AQR International Relaxed Constraint Equity Fund	(79,380)	—	—	(9,859)	—	—
AQR Emerging Relaxed Constraint Equity Fund	21,234	(1,023,606)	—	(18,140)	(231,649)	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	3,801,994	—	—	572,210
AQR International Equity Fund	—	—	5,673,925	—	—	665,206

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

The following tables present the Funds’ gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Funds’ as of March 31, 2019:

AQR GLOBAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$558,525	$(495,004)	$63,521	$—	$—	$63,521
GSIN	Total Return Swaps Contracts	33,634	(33,634)	—	—	—	—
JPMC	Forward Foreign Currency Exchange Contracts	558,449	(495,117)	63,332
	Total Return Swaps Contracts	245,064	(124,516)	120,548
	Total JPMC	803,513	(619,633)	183,880	—	—	183,880
Total financial instruments subject to a master netting arrangement or similar arrangement		1,395,672	(1,148,271)	247,401	—	—	247,401

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$495,004	$(495,004)	$—	$—	$—	$—
GSIN	Total Return Swaps Contracts	78,349	(33,634)	44,715	—	(44,715)	—
JPMC	Forward Foreign Currency Exchange Contracts	495,117	(495,117)	—
	Total Return Swaps Contracts	124,516	(124,516)	—
	Total JPMC	619,633	(619,633)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,192,986	(1,148,271)	44,715	—	(44,715)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $7,702,545.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$778,665	$(586,604)	$192,061	$—	$—	$192,061
JPMC	Forward Foreign Currency Exchange Contracts	778,557	(586,772)	191,785
	Total Return Swaps Contracts	239,534	(239,534)	—
	Total JPMC	1,018,091	(826,306)	191,785	—	—	191,785
Total financial instruments subject to a master netting arrangement or similar arrangement		1,796,756	(1,412,910)	383,846	—	—	383,846

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITG	Forward Foreign Currency Exchange Contracts	$586,604	$(586,604)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	586,772	(586,772)	—
	Total Return Swaps Contracts	629,741	(239,534)	390,207
	Total JPMC	1,216,513	(826,306)	390,207	—	(390,207)	—
Total financial instruments subject to a master netting arrangement or similar arrangement		1,803,117	(1,412,910)	390,207	—	(390,207)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $9,389,126.

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$103,537	$(103,537)	$—	$—	$—	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		103,537	(103,537)	—	—	—	—

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
JPMC	Total Return Basket Swaps Contracts	$336,511	$(103,537)	$232,974	$—	$(232,974)	$—
Total financial instruments subject to a master netting arrangement or similar arrangement		336,511	(103,537)	232,974	—	(232,974)	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $1,747,529.

For the period ended March 31, 2019, the quarterly average notional values of the derivatives held by the Funds were as follows:

Derivatives Volume Disclosure*

	AQR LARGE CAP MULTI-STYLE FUND	AQR SMALL CAP MULTI-STYLE FUND	AQR INTERNATIONAL MULTI-STYLE FUND	AQR EMERGING MULTI-STYLE FUND	AQR TM LARGE CAP MULTI-STYLE FUND	AQR TM SMALL CAP MULTI-STYLE FUND	AQR TM INTERNATIONAL MULTI-STYLE FUND
Futures Contracts:
Average Notional Balance—Long	33,475,597	14,047,347	8,398,547	4,378,530	5,279,897	328,385	4,121,693
Average Notional Balance—Short	—	—	—	—	—	—	—
Ending Notional Balance—Long	30,790,130	11,887,260	4,852,640	5,022,650	5,533,710	231,570	4,106,080
Ending Notional Balance—Short	—	—	—	—	—	—	—

	AQR TM EMERGING MULTI-STYLE FUND	AQR LARGE CAP MOMENTUM STYLE FUND	AQR SMALL CAP MOMENTUM STYLE FUND	AQR INTERNATIONAL MOMENTUM STYLE FUND	AQR TM LARGE CAP MOMENTUM STYLE FUND	AQR TM SMALL CAP MOMENTUM STYLE FUND
Futures Contracts:
Average Notional Balance—Long	5,988,463	21,043,593	1,514,677	11,025,090	3,304,783	1,007,393
Average Notional Balance—Short	—	—	—	—	—	—
Ending Notional Balance—Long	7,084,580	21,425,390	3,241,980	11,758,320	1,277,010	617,520
Ending Notional Balance—Short	—	—	—	—	—	—

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

	AQR TM INTERNATIONAL MOMENTUM STYLE FUND	AQR LARGE CAP DEFENSIVE STYLE FUND	AQR INTERNATIONAL DEFENSIVE STYLE FUND	AQR EMERGING DEFENSIVE STYLE FUND	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	2,591,828	81,904,417	5,161,733	2,073,350	42,596,945	87,934,509
Average Notional Balance—Short	—	—	—	—	36,238,330	44,233,759
Ending Notional Balance—Long	3,546,160	105,849,940	4,666,000	2,167,670	62,258,262	103,448,303
Ending Notional Balance—Short	—	—	—	—	50,958,114	49,985,877
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	—	—	—	—	162,438,540	194,822,258
Average Settlement Value—Sold	—	—	—	—	191,375,186	208,112,364
Ending Value—Purchased	—	—	—	—	130,453,917	187,440,118
Ending Value—Sold	—	—	—	—	157,686,347	196,974,714
Total Return Swaps:
Average Notional Balance—Long	—	—	—	—	31,017,751	28,189,181
Average Notional Balance—Short	—	—	—	—	2,676,538	14,768,955
Ending Notional Balance—Long	—	—	—	—	27,280,923	20,091,150
Ending Notional Balance—Short	—	—	—	—	1,892,308	16,071,377

	AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Futures Contracts:
Average Notional Balance—Long	1,031,235	597,768
Average Notional Balance—Short	—	—
Ending Notional Balance—Long	839,880	264,350
Ending Notional Balance—Short	—	—
Total Return Basket Swaps:
Average Notional of Underlying Positions—Long	—	11,150,025
Average Notional of Underlying Positions—Short	—	5,827,242
Ending Notional Balance—Long	—	5,722,099
Ending Notional Balance—Short	—	2,857,385

*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds, pursuant to the Third Amended and Restated Investment Management Agreement, dated January 29, 2017, as amended (the “Investment Management Agreement”), or the Investment Management Agreement II, dated November 13, 2015, as amended (“Investment Management Agreement II”), each entered into by the Trust, on behalf of the Funds (the Investment Management Agreement and Investment Management Agreement II collectively referred to herein as the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for each Fund, and manages each Fund’s investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution, and also provides certain other administrative services to each Fund. The Adviser provides persons satisfactory to the Funds’ Board to serve as officers of the Funds.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

Pursuant to the Advisory Agreement, the Funds currently pay the Investment Advisory fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Large Cap Multi-Style Fund	0.30%
AQR Small Cap Multi-Style Fund	0.50
AQR International Multi-Style Fund	0.45
AQR Emerging Multi-Style Fund	0.60
AQR TM Large Cap Multi-Style Fund	0.30
AQR TM Small Cap Multi-Style Fund	0.50
AQR TM International Multi-Style Fund	0.45
AQR TM Emerging Multi-Style Fund	0.60
AQR Large Cap Momentum Style Fund	0.25
AQR Small Cap Momentum Style Fund	0.45
AQR International Momentum Style Fund	0.40
AQR TM Large Cap Momentum Style Fund	0.25
AQR TM Small Cap Momentum Style Fund	0.45
AQR TM International Momentum Style Fund	0.40
AQR Large Cap Defensive Style Fund	0.25
AQR International Defensive Style Fund	0.40
AQR Emerging Defensive Style Fund	0.55
AQR Global Equity Fund	0.60
AQR International Equity Fund	0.65
AQR Large Cap Relaxed Constraint Equity Fund	0.60
AQR Small Cap Relaxed Constraint Equity Fund	0.80
AQR International Relaxed Constraint Equity Fund	0.75
AQR Emerging Relaxed Constraint Equity Fund	0.95

The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of each Fund at least through January 28, 2020 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Expense Limitation Agreement, the Adviser has agreed to reimburse each Fund in an amount sufficient to limit all Fund operating expenses other than management fees and 12b-1 fees, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.15%	0.15%	0.05%
AQR Small Cap Multi-Style Fund	0.15	0.15	0.05
AQR International Multi-Style Fund	0.15	0.15	0.05
AQR Emerging Multi-Style Fund	0.15	0.15	0.05
AQR TM Large Cap Multi-Style Fund	0.15	0.15	0.05
AQR TM Small Cap Multi-Style Fund	0.15	0.15	0.05
AQR TM International Multi-Style Fund	0.15	0.15	0.05
AQR TM Emerging Multi-Style Fund	0.15	0.15	0.05
AQR Large Cap Momentum Style Fund	0.15	0.15	0.05
AQR Small Cap Momentum Style Fund	0.15	0.15	0.05
AQR International Momentum Style Fund	0.15	0.15	0.05
AQR TM Large Cap Momentum Style Fund	0.15	0.15	0.05
AQR TM Small Cap Momentum Style Fund	0.15	0.15	0.05
AQR TM International Momentum Style Fund	0.15	0.15	0.05
AQR Large Cap Defensive Style Fund	0.15	0.15	0.05
AQR International Defensive Style Fund	0.15	0.15	0.05
AQR Emerging Defensive Style Fund	0.15	0.15	0.05
AQR Global Equity Fund	0.20	0.20	0.10
AQR International Equity Fund	0.20	0.20	0.10
AQR Large Cap Relaxed Constraint Equity Fund	0.20	0.20	0.10
AQR Small Cap Relaxed Constraint Equity Fund	0.20	0.20	0.10
AQR International Relaxed Constraint Equity Fund	0.20	0.20	0.10
AQR Emerging Relaxed Constraint Equity Fund	0.20	0.20	0.10

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

Prior to January 29, 2019, pursuant to the Expense Limitation Agreement, the Adviser agreed to waive fees and/or reimburse expenses of each Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, exceeded the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	0.45%	0.70%	0.35%
AQR Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR International Multi-Style Fund	0.60	0.85	0.50
AQR Emerging Multi-Style Fund	0.75	1.00	0.65
AQR TM Large Cap Multi-Style Fund	0.45	0.70	0.35
AQR TM Small Cap Multi-Style Fund	0.65	0.90	0.55
AQR TM International Multi-Style Fund	0.60	0.85	0.50
AQR TM Emerging Multi-Style Fund	0.75	1.00	0.65
AQR Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR International Momentum Style Fund	0.55	0.80	0.45
AQR TM Large Cap Momentum Style Fund	0.40	0.65	0.30
AQR TM Small Cap Momentum Style Fund	0.60	0.85	0.50
AQR TM International Momentum Style Fund	0.55	0.80	0.45
AQR Large Cap Defensive Style Fund	0.40	0.65	0.30
AQR International Defensive Style Fund	0.55	0.80	0.45
AQR Emerging Defensive Style Fund	0.70	0.95	0.60
AQR Global Equity Fund	0.80	1.05	0.70
AQR International Equity Fund	0.85	1.10	0.75
AQR Large Cap Relaxed Constraint Equity Fund	0.80	1.05	0.70
AQR Small Cap Relaxed Constraint Equity Fund	1.00	1.25	0.90
AQR International Relaxed Constraint Equity Fund	0.95	1.20	0.85
AQR Emerging Relaxed Constraint Equity Fund	1.15	1.40	1.05
For the period ended March 31, 2019, the Fund’s Adviser waived fees and/or reimbursed expenses for each of the Funds as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Large Cap Multi-Style Fund	$41,181	$—	$41,181
AQR Small Cap Multi-Style Fund	49,627	18	49,645
AQR International Multi-Style Fund	111,443	175	111,618
AQR Emerging Multi-Style Fund	126,372	8,221	134,593
AQR TM Large Cap Multi-Style Fund	58,846	3,197	62,043
AQR TM Small Cap Multi-Style Fund	43,700	28,317	72,017
AQR TM International Multi-Style Fund	90,811	—	90,811
AQR TM Emerging Multi-Style Fund	119,560	7,823	127,383
AQR Large Cap Momentum Style Fund	51,045	291	51,336
AQR Small Cap Momentum Style Fund	75,988	—	75,988
AQR International Momentum Style Fund	109,085	—	109,085
AQR TM Large Cap Momentum Style Fund	62,474	954	63,428
AQR TM Small Cap Momentum Style Fund	70,608	1,866	72,474
AQR TM International Momentum Style Fund	102,007	416	102,423
AQR Large Cap Defensive Style Fund	26,198	—	26,198
AQR International Defensive Style Fund	91,520	—	91,520
AQR Emerging Defensive Style Fund	103,611	—	103,611
AQR Global Equity Fund	18,904	4,950	23,854
AQR International Equity Fund	40,614	—	40,614
AQR Large Cap Relaxed Constraint Equity Fund	31,173	25,593	56,766
AQR Small Cap Relaxed Constraint Equity Fund	6,512	56,401	62,913
AQR International Relaxed Constraint Equity Fund	37,296	21,403	58,699
AQR Emerging Relaxed Constraint Equity Fund	63,661	28,192	91,853

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to a Fund must be limited to

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

For the period ended March 31, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at March 31, 2019 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2019	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2019	POTENTIAL RECOUPMENT AMOUNTS EXPIRING MARCH 31
FUND			2019	2020	2021	2022

AQR LARGE CAP MULTI-STYLE FUND
Class I	$11,515	$90,865	$41,802	$37,548	$—	$11,515
Class N	1,676	12,112	4,748	5,688	—	1,676
Class R6	27,990	185,958	55,015	102,953	—	27,990

Totals	$41,181	$288,935	$101,565	$146,189	$—	$41,181

AQR SMALL CAP MULTI-STYLE FUND
Class I	$3,619	$46,253	$15,204	$18,244	$9,186	$3,619
Class N	519	8,855	3,608	3,552	1,176	519
Class R6	45,507	662,073	259,698	252,609	104,259	45,507

Totals	$49,645	$717,181	$278,510	$274,405	$114,621	$49,645

AQR INTERNATIONAL MULTI-STYLE FUND
Class I	$23,191	$123,527	$32,136	$36,268	$31,932	$23,191
Class N	1,917	13,271	3,895	4,427	3,032	1,917
Class R6	86,510	556,156	138,260	178,757	152,629	86,510

Totals	$111,618	$692,954	$174,291	$219,452	$187,593	$111,618

AQR EMERGING MULTI-STYLE FUND
Class I	$18,851	$276,136	$77,153	$110,223	$69,909	$18,851
Class N	2,400	28,249	8,154	9,735	7,960	2,400
Class R6	113,342	905,825	199,271	269,717	323,495	113,342

Totals	$134,593	$1,210,210	$284,578	$389,675	$401,364	$134,593

AQR TM LARGE CAP MULTI-STYLE FUND
Class I	$18,060	$105,210	$22,515	$39,020	$25,615	$18,060
Class N	303	4,090	1,366	1,623	798	303
Class R6	43,680	265,080	62,350	96,393	62,657	43,680

Totals	$62,043	$374,380	$86,231	$137,036	$89,070	$62,043

AQR TM SMALL CAP MULTI-STYLE FUND
Class I	$53,433	$310,400	$57,238	$101,314	$98,415	$53,433
Class N	12,351	77,485	12,412	27,240	25,482	12,351
Class R6	6,233	37,603	8,904	12,420	10,046	6,233

Totals	$72,017	$425,488	$78,554	$140,974	$133,943	$72,017

AQR TM INTERNATIONAL MULTI-STYLE FUND
Class I	$13,093	$80,234	$17,234	$25,965	$23,942	$13,093
Class N	715	5,739	1,104	2,090	1,830	715
Class R6	77,003	469,351	102,278	152,427	137,643	77,003

Totals	$90,811	$555,324	$120,616	$180,482	$163,415	$90,811

AQR TM EMERGING MULTI-STYLE FUND
Class I	$8,219	$60,569	$15,071	$17,236	$20,043	$8,219
Class N	547	8,200	2,379	2,882	2,392	547
Class R6	118,617	1,171,863	333,239	356,746	363,261	118,617

Totals	$127,383	$1,240,632	$350,689	$376,864	$385,696	$127,383

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2019	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2019	POTENTIAL RECOUPMENT AMOUNTS EXPIRING MARCH 31
FUND			2019	2020	2021	2022

AQR LARGE CAP MOMENTUM STYLE FUND
Class I	$42,416	$127,186	$26,696	$51,199	$6,875	$42,416
Class N	3,538	9,425	1,856	3,559	472	3,538
Class R6	5,382	11,790	2,025	3,858	525	5,382

Totals	$51,336	$148,401	$30,577	$58,616	$7,872	$51,336

AQR SMALL CAP MOMENTUM STYLE FUND
Class I	$70,512	$348,572	$62,148	$124,333	$91,579	$70,512
Class N	679	2,624	971	582	392	679
Class R6	4,797	13,458	1,479	3,697	3,485	4,797

Totals	$75,988	$364,654	$64,598	$128,612	$95,456	$75,988

AQR INTERNATIONAL MOMENTUM STYLE FUND
Class I	$83,327	$521,609	$109,025	$172,092	$157,165	$83,327
Class N	9,386	57,270	12,633	18,047	17,204	9,386
Class R6	16,372	77,047	13,686	22,827	24,162	16,372

Totals	$109,085	$655,926	$135,344	$212,966	$198,531	$109,085

AQR TM LARGE CAP MOMENTUM STYLE FUND
Class I	$31,571	$168,307	$30,067	$56,646	$50,023	$31,571
Class N	3,194	9,590	75	825	5,496	3,194
Class R6	28,663	173,648	36,984	61,219	46,782	28,663

Totals	$63,428	$351,545	$67,126	$118,690	$102,301	$63,428

AQR TM SMALL CAP MOMENTUM STYLE FUND
Class I	$67,266	$388,406	$75,651	$127,032	$118,457	$67,266
Class N	4,946	16,307	350	1,290	9,721	4,946
Class R6	262	1,686	391	585	448	262

Totals	$72,474	$406,399	$76,392	$128,907	$128,626	$72,474

AQR TM INTERNATIONAL MOMENTUM STYLE FUND
Class I	$44,273	$225,180	$35,116	$68,298	$77,493	$44,273
Class N	7,009	17,958	154	1,251	9,544	7,009
Class R6	51,141	303,918	63,444	96,352	92,981	51,141

Totals	$102,423	$547,056	$98,714	$165,901	$180,018	$102,423

AQR LARGE CAP DEFENSIVE STYLE FUND
Class I	$19,338	$206,508	$63,142	$104,771	$19,257	$19,338
Class N	3,137	74,502	28,520	37,604	5,241	3,137
Class R6	3,723	50,157	15,112	26,257	5,065	3,723

Totals	$26,198	$331,167	$106,774	$168,632	$29,563	$26,198

AQR INTERNATIONAL DEFENSIVE STYLE FUND
Class I	$74,932	$416,334	$89,154	$130,587	$121,661	$74,932
Class N	2,137	62,830	13,895	32,592	14,206	2,137
Class R6	14,451	69,923	17,110	19,870	18,492	14,451

Totals	$91,520	$549,087	$120,159	$183,049	$154,359	$91,520

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2019	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2019	POTENTIAL RECOUPMENT AMOUNTS EXPIRING MARCH 31
FUND			2019	2020	2021	2022

AQR EMERGING DEFENSIVE STYLE FUND
Class I	$90,367	$576,785	$100,674	$197,570	$188,174	$90,367
Class N	13,003	41,683	380	9,909	18,391	13,003
Class R6	241	1,892	389	703	559	241

Totals	$103,611	$620,360	$101,443	$208,182	$207,124	$103,611

AQR GLOBAL EQUITY FUND
Class I	$9,715	$76,789	$17,035	$23,662	$26,377	$9,715
Class N	284	2,747	853	1,175	435	284
Class R6	13,855	182,853	52,848	81,044	35,106	13,855

Totals	$23,854	$262,389	$70,736	$105,881	$61,918	$23,854

AQR INTERNATIONAL EQUITY FUND
Class I	$35,553	$203,006	$54,822	$37,831	$74,800	$35,553
Class N	928	13,668	6,563	3,430	2,747	928
Class R6	4,133	14,371	—	1,202	9,036	4,133

Totals	$40,614	$231,045	$61,385	$42,463	$86,583	$40,614

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$49,190	$224,354	$—	$67,645	$107,519	$49,190
Class N	2,494	31,169	—	23,622	5,053	2,494
Class R6	5,082	59,711	—	39,989	14,640	5,082

Totals	$56,766	$315,234	$—	$131,256	$127,212	$56,766

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND
Class I	$21,823	$124,228	$—	$49,392	$53,013	$21,823
Class N	13,089	61,644	—	27,341	21,214	13,089
Class R6	28,001	130,967	—	53,605	49,361	28,001

Totals	$62,913	$316,839	$—	$130,338	$123,588	$62,913

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND
Class I	$51,693	$184,774	$—	$57,807	$75,274	$51,693
Class N	6,408	50,323	—	23,019	20,896	6,408
Class R6	598	57,622	—	48,311	8,713	598

Totals	$58,699	$292,719	$—	$129,137	$104,883	$58,699

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND
Class I	$52,917	$176,905	$—	$53,067	$70,921	$52,917
Class N	18,878	80,527	—	31,200	30,449	18,878
Class R6	20,058	173,984	—	78,501	75,425	20,058

Totals	$91,853	$431,416	$—	$162,768	$176,795	$91,853

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

During the period ended March 31, 2019, the Fund recouped amounts as follows:

FUND	CLASS I	CLASS N	CLASS R6
AQR Large Cap Multi-Style Fund	$157	$22	$415
AQR Large Cap Defensive Style Fund	30,500	5,588	5,751
AQR Global Equity Fund	496	9	336

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds.

10. Principal Risks and Concentrations

The investment techniques and strategies utilized by the Funds, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Funds to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Funds.

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Funds may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a fund’s investments in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The Funds may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Funds’ net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long-term or short-term are subject to risk of loss.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Funds to potential risks. Such models may produce unexpected results, which can result in losses for the Funds.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Please refer to the Funds’ prospectuses for a more complete description of the principal risks of investing in the Funds.

11. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with each Fund’s investment objective and investment policies. This program allows the Funds to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

The Funds are not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in a Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Funds did not utilize the Interfund Lending Program.

12. Line of Credit

Effective March 22, 2019 and terminating on March 20, 2020, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of (a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full.

There were no open borrowings as of March 31, 2019 by any of the Funds in the Trust. The Funds had the following borrowings during the period.

FUND NAME	AVERAGE BORROWINGS	AVERAGE INTEREST RATE %	NUMBER OF DAYS OUTSTANDING	INTEREST PAID
AQR Large Cap Multi-Style Fund	$3,500,000	3.52%	8	$2,703
AQR International Multi-Style Fund	7,416,667	3.46	9	6,136
AQR Emerging Multi-Style Fund	6,000,000	3.54	7	4,076
AQR TM Small Cap Multi-Style Fund	1,372,727	2.88	19	2,060
AQR TM International Multi-Style Fund	1,500,000	3.96	6	975
AQR Large Cap Momentum Style Fund	36,137,500	2.30	13	29,667
AQR Small Cap Momentum Style Fund	5,400,000	4.36	7	4,518
AQR International Momentum Style Fund	6,000,000	3.53	7	4,064
AQR TM Small Cap Momentum Style Fund	2,014,286	4.03	9	2,002
AQR TM International Momentum Style Fund	4,282,609	5.23	24	10,437
AQR Emerging Defensive Style Fund	2,000,000	3.56	5	975
AQR International Relaxed Constraint Equity Fund	1,740,000	5.58	5	1,331
AQR Emerging Relaxed Constraint Equity Fund	1,558,500	3.53	21	3,163

Interest expense paid, if any, as a result of borrowing under this agreement is included in Interest expense in the Statements of Operations.

13. Principal Ownership

As of March 31, 2019, the Funds had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Large Cap Multi-Style Fund	4	92.79%
AQR Small Cap Multi-Style Fund	3	93.16%
AQR International Multi-Style Fund	4	90.47%
AQR Emerging Multi-Style Fund	4	91.73%
AQR TM Large Cap Multi-Style Fund	4	93.70%
AQR TM Small Cap Multi-Style Fund*	3	96.69%
AQR TM International Multi-Style Fund	4	95.71%
AQR TM Emerging Multi-Style Fund	3	94.93%
AQR Large Cap Momentum Style Fund	3	88.49%
AQR Small Cap Momentum Style Fund	3	91.46%
AQR International Momentum Style Fund	3	93.74%
AQR TM Large Cap Momentum Style Fund	3	94.63%
AQR TM Small Cap Momentum Style Fund	2	90.34%
AQR TM International Momentum Style Fund	3	95.15%

AQR Funds	Semi-Annual Report	March 2019

Notes to Financial Statements	March 31, 2019 (Unaudited)

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Large Cap Defensive Style Fund	6	87.72%
AQR International Defensive Style Fund	4	96.19%
AQR Emerging Defensive Style Fund	2	90.58%
AQR Global Equity Fund	4	94.79%
AQR International Equity Fund	5	77.35%
AQR Large Cap Relaxed Constraint Equity Fund*	3	88.29%
AQR Small Cap Relaxed Constraint Equity Fund*	5	95.13%
AQR International Relaxed Constraint Equity Fund	1	89.70%
AQR Emerging Relaxed Constraint Equity Fund*	5	94.97%

*	The percentage held by the Adviser and/or affiliates is 9.86%, 9.62%, 81.36%, and 40.23% respectively.

Significant shareholder transactions by these shareholders, if any, may impact the Funds’ performance.

14. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization in conjunction with Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs and Final Rule Release No. 33-10234, Investment Company Swing Pricing. Collectively, these rules modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review. The amendments to Regulation S-X were applied to the Funds’ financial statements with a reporting period date after August 1, 2018. The adoption had no effect on the Funds’ net assets or results of operations.

15. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events.

AQR Funds	Semi-Annual Report	March 2019

Fund Expense Examples

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 03/31/19” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/19

AQR Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$938.70	0.45%	$2.18
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

Class N
Actual Return	$1,000.00	$937.00	0.70%	$3.38
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class R6
Actual Return	$1,000.00	$938.60	0.35%	$1.69
Hypothetical Return	$1,000.00	$1,023.19	0.35%	$1.77

AQR Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$899.70	0.65%	$3.08
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$898.50	0.90%	$4.26
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class R6
Actual Return	$1,000.00	$900.50	0.55%	$2.61
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

AQR International Multi-Style Fund

Class I
Actual Return	$1,000.00	$976.30	0.60%	$2.96
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$975.50	0.85%	$4.19
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class R6
Actual Return	$1,000.00	$976.40	0.50%	$2.46
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR Funds	Semi-Annual Report	March 2019

Fund Expense Examples

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/19

AQR Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$1,000.70	0.75%	$3.74
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

Class N
Actual Return	$1,000.00	$999.20	1.01%	$5.03
Hypothetical Return	$1,000.00	$1,019.90	1.01%	$5.09

Class R6
Actual Return	$1,000.00	$1,001.90	0.66%	$3.29
Hypothetical Return	$1,000.00	$1,021.64	0.66%	$3.33

AQR TM Large Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$940.20	0.45%	$2.18
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

Class N
Actual Return	$1,000.00	$939.30	0.70%	$3.38
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class R6
Actual Return	$1,000.00	$940.60	0.35%	$1.69
Hypothetical Return	$1,000.00	$1,023.19	0.35%	$1.77

AQR TM Small Cap Multi-Style Fund

Class I
Actual Return	$1,000.00	$887.90	0.65%	$3.06
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class N
Actual Return	$1,000.00	$887.00	0.90%	$4.23
Hypothetical Return	$1,000.00	$1,020.44	0.90%	$4.53

Class R6
Actual Return	$1,000.00	$888.60	0.55%	$2.59
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

AQR TM International Multi-Style Fund

Class I
Actual Return	$1,000.00	$972.40	0.60%	$2.95
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$970.30	0.85%	$4.18
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class R6
Actual Return	$1,000.00	$971.80	0.50%	$2.46
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR TM Emerging Multi-Style Fund

Class I
Actual Return	$1,000.00	$994.50	0.76%	$3.78
Hypothetical Return	$1,000.00	$1,021.14	0.76%	$3.83

Class N
Actual Return	$1,000.00	$993.80	1.01%	$5.02
Hypothetical Return	$1,000.00	$1,019.90	1.01%	$5.09

Class R6
Actual Return	$1,000.00	$995.30	0.65%	$3.23
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

AQR Funds	Semi-Annual Report	March 2019

Fund Expense Examples

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/19

AQR Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$950.50	0.40%	$1.95
Hypothetical Return	$1,000.00	$1,022.94	0.40%	$2.02

Class N
Actual Return	$1,000.00	$949.50	0.65%	$3.16
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class R6
Actual Return	$1,000.00	$951.30	0.30%	$1.46
Hypothetical Return	$1,000.00	$1,023.44	0.30%	$1.51

AQR Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$878.10	0.60%	$2.81
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$877.60	0.85%	$3.98
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class R6
Actual Return	$1,000.00	$878.60	0.50%	$2.34
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR International Momentum Style Fund

Class I
Actual Return	$1,000.00	$942.20	0.55%	$2.66
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

Class N
Actual Return	$1,000.00	$941.00	0.80%	$3.87
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class R6
Actual Return	$1,000.00	$942.60	0.45%	$2.18
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

AQR TM Large Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$945.00	0.40%	$1.94
Hypothetical Return	$1,000.00	$1,022.94	0.40%	$2.02

Class N
Actual Return	$1,000.00	$943.70	0.65%	$3.15
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class R6
Actual Return	$1,000.00	$945.20	0.30%	$1.45
Hypothetical Return	$1,000.00	$1,023.44	0.30%	$1.51

AQR TM Small Cap Momentum Style Fund

Class I
Actual Return	$1,000.00	$884.00	0.60%	$2.82
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

Class N
Actual Return	$1,000.00	$882.80	0.85%	$3.99
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class R6
Actual Return	$1,000.00	$884.30	0.50%	$2.35
Hypothetical Return	$1,000.00	$1,022.44	0.50%	$2.52

AQR Funds	Semi-Annual Report	March 2019

Fund Expense Examples

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/19

AQR TM International Momentum Style Fund

Class I
Actual Return	$1,000.00	$941.70	0.55%	$2.66
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

Class N
Actual Return	$1,000.00	$940.00	0.80%	$3.87
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class R6
Actual Return	$1,000.00	$942.00	0.45%	$2.18
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

AQR Large Cap Defensive Style Fund

Class I
Actual Return	$1,000.00	$1,014.30	0.40%	$2.01
Hypothetical Return	$1,000.00	$1,022.94	0.40%	$2.02

Class N
Actual Return	$1,000.00	$1,013.30	0.65%	$3.26
Hypothetical Return	$1,000.00	$1,021.69	0.65%	$3.28

Class R6
Actual Return	$1,000.00	$1,015.00	0.30%	$1.51
Hypothetical Return	$1,000.00	$1,023.44	0.30%	$1.51

AQR International Defensive Style Fund

Class I
Actual Return	$1,000.00	$978.90	0.55%	$2.71
Hypothetical Return	$1,000.00	$1,022.19	0.55%	$2.77

Class N
Actual Return	$1,000.00	$977.60	0.80%	$3.94
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class R6
Actual Return	$1,000.00	$978.90	0.45%	$2.22
Hypothetical Return	$1,000.00	$1,022.69	0.45%	$2.27

AQR Emerging Defensive Style Fund

Class I
Actual Return	$1,000.00	$990.40	0.70%	$3.47
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

Class N
Actual Return	$1,000.00	$989.90	0.95%	$4.71
Hypothetical Return	$1,000.00	$1,020.19	0.95%	$4.78

Class R6
Actual Return	$1,000.00	$991.40	0.60%	$2.98
Hypothetical Return	$1,000.00	$1,021.94	0.60%	$3.02

AQR Global Equity Fund

Class I
Actual Return	$1,000.00	$950.30	0.80%	$3.89
Hypothetical Return	$1,000.00	$1,020.94	0.80%	$4.03

Class N
Actual Return	$1,000.00	$948.80	1.05%	$5.10
Hypothetical Return	$1,000.00	$1,019.70	1.05%	$5.29

Class R6
Actual Return	$1,000.00	$950.20	0.70%	$3.40
Hypothetical Return	$1,000.00	$1,021.44	0.70%	$3.53

AQR Funds	Semi-Annual Report	March 2019

Fund Expense Examples

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/19

AQR International Equity Fund

Class I
Actual Return	$1,000.00	$961.80	0.85%	$4.16
Hypothetical Return	$1,000.00	$1,020.69	0.85%	$4.28

Class N
Actual Return	$1,000.00	$960.20	1.10%	$5.38
Hypothetical Return	$1,000.00	$1,019.45	1.10%	$5.54

Class R6
Actual Return	$1,000.00	$962.30	0.75%	$3.67
Hypothetical Return	$1,000.00	$1,021.19	0.75%	$3.78

AQR Large Cap Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$947.00	1.34%	$6.50
Hypothetical Return	$1,000.00	$1,018.25	1.34%	$6.74

Class N
Actual Return	$1,000.00	$945.60	1.59%	$7.71
Hypothetical Return	$1,000.00	$1,017.00	1.59%	$8.00

Class R6
Actual Return	$1,000.00	$947.30	1.24%	$6.02
Hypothetical Return	$1,000.00	$1,018.75	1.24%	$6.24

AQR Small Cap Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$880.50	1.45%	$6.80
Hypothetical Return	$1,000.00	$1,017.70	1.45%	$7.29

Class N
Actual Return	$1,000.00	$879.30	1.70%	$7.97
Hypothetical Return	$1,000.00	$1,016.45	1.70%	$8.55

Class R6
Actual Return	$1,000.00	$880.60	1.35%	$6.33
Hypothetical Return	$1,000.00	$1,018.20	1.35%	$6.79

AQR International Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$975.10	1.72%	$8.47
Hypothetical Return	$1,000.00	$1,016.36	1.72%	$8.65

Class N
Actual Return	$1,000.00	$974.10	1.97%	$9.70
Hypothetical Return	$1,000.00	$1,015.11	1.97%	$9.90

Class R6
Actual Return	$1,000.00	$975.60	1.62%	$7.98
Hypothetical Return	$1,000.00	$1,016.85	1.62%	$8.15

AQR Emerging Relaxed Constraint Equity Fund

Class I
Actual Return	$1,000.00	$944.70	1.15%	$5.58
Hypothetical Return	$1,000.00	$1,019.20	1.15%	$5.79

Class N
Actual Return	$1,000.00	$943.80	1.40%	$6.78
Hypothetical Return	$1,000.00	$1,017.95	1.40%	$7.04

Class R6
Actual Return	$1,000.00	$944.80	1.05%	$5.09
Hypothetical Return	$1,000.00	$1,019.70	1.05%	$5.29

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	March 2019

Board Approval of Investment Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met in person on November 15-16, 2018 to consider the continuation of the: (i) Third Amended and Restated Investment Management Agreement, as amended, between AQR Capital Management, LLC (“AQR” or the “Adviser”) and the AQR Funds on behalf of the AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund and certain other AQR Funds; and (ii) Investment Management Agreement II, as amended, between AQR and the AQR Funds on behalf of the AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund and certain other AQR Funds. Each of the aforementioned series of the Trust may be referred to herein as a “Fund” and collectively, the “Funds.” The Investment Management Agreement and the Investment Management Agreement II are referred to collectively herein as the “Management Agreement,” as applicable and as the context suggests.

In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting on November 9, 2018 with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations (together with the in-person meeting held on November 15-16, 2018, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided to the Funds; (ii) performance information for the Funds relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) and Broadridge relating to the Funds’ fees and expenses and performance relative to peers; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Funds; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.

At the in-person meeting held on November 15-16, 2018, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for each Fund. In approving the continuation of the Management Agreement for a Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided and profits realized by the Adviser from the relationship with the Funds and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.

The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the Funds’ portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the renewal of the Management Agreement for each Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provides to the Funds under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Funds’ stated investment objectives, strategies and processes. In connection with the investment advisory services provided to the Funds, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of each Fund’s investments in accordance with the Funds’ stated investment objectives and policies and the types of transactions that are entered into on behalf of the Funds. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Funds’ investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR also provides shareholder and administrative services, provides oversight of Fund accounting, provides risk management, provides compliance oversight, oversees third party service providers and provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board Members considered the compliance, shareholder and administrative services provided to the Funds by AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Funds over time.

Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Funds by AQR pursuant to the Management Agreement were of a high quality and benefit the Funds.

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Funds relative to funds identified by Morningstar as their peers. The Board was cognizant of the fact that in some cases Fund performance was challenged over certain measurement periods in comparison to

AQR Funds	Semi-Annual Report	March 2019

Board Approval of Investment Advisory Agreements

Morningstar peers or benchmarks. The Board considered that Morningstar comparisons may be of limited use in some cases due to the differences between the way a Fund is managed from other funds in the Morningstar category and peer group. In other cases, underperformance in relation to Morningstar peers may be due to differences in a Fund’s investment parameters compared to its peer funds, including risk limits, volatility targets, model limits on exposure to a particular country, and the Fund’s investment universe. Finally, the use of drawdown control and internal risk protections may affect a Fund’s performance in relation to its peers or benchmark. The Board noted the underperformance of several Funds during the one-year period ended September 30, 2018, which had been the subject of specific presentations by AQR, at the Board’s request, at regular Board meetings during the year. The presentations, which addressed in detail the drivers of underperformance, supported a conclusion that the Funds were being managed consistent with their stated policies and strategies.. Certain Funds also underperformed their Morningstar Category for the three- and, in some cases, five-year periods, which, in some cases, may have been impacted by the one-year performance. The Board considered other performance drivers and other relevant factors contributing to longer-term underperformance. The Board also was cognizant of significant redemptions from certain Funds over the prior year due to underperformance. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds. Based on these factors, the Board Members determined that the performance of each Fund is consistent with its stated objectives and strategies and AQR’s investment process.

The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received information regarding the management fees paid by the Funds to the Adviser pursuant to the Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds and the costs incurred by and benefits to the Adviser in providing those services, and other relevant factors. To assist in this analysis, the Board received a report independently prepared by Broadridge (the “Broadridge Report”). The Broadridge Report showed comparative fee information for each Fund’s respective Broadridge category, including expense comparisons of contractual investment management fees and actual net expenses. The Board also reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser, including sub-advised mutual funds, with similar investment strategies to the Funds. The Board noted the greater services provided by the Adviser to the Funds in contrast to the limited role of the Adviser when it sub-advises third party mutual funds or advises separate accounts or hedge funds.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Adviser provided the Board Members a detailed description of the methodology and inputs used to determine profitability. AQR advised that an independent third party expert had reviewed the methodology for allocating costs to different lines of business and to individual AQR Funds and reminded the Board that it had met with the third party to discuss its review at a previous meeting. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and the Adviser’s profitability was not excessive.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding each Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. It also provided Morningstar data for the purpose of showing the hypothetical effective management fee for each Fund at higher asset levels compared to its peers, some of which have breakpoints. At the request of the Independent Trustees, additional information was provided highlighting a Fund’s management fee relative to its category and peer group for the AQR Funds with more than $2 billion in assets under management (“AUM”) as of September 30, 2018. The Board considered this information in determining the reasonableness of continuing to operate each Fund without management fee breakpoints at the Fund’s current AUM level. The Board recognized that economies were also being shared through the expense limitation agreements for the Funds. The Board noted that, under the Management Agreement, none of the Funds have breakpoints in their management fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Funds in areas such as compliance, portfolio management, technology and administration. AQR advised that its growth as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers, to undertake securities lending activities and to establish a dedicated money market fund for the AQR Funds. The principals of the Adviser have also provided seed capital in excess of regulatory minimums for extended periods.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Funds, both tangible and intangible, noting that no payments are received by the Adviser from the Funds beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as sub-advisory mandates. The Adviser may also obtain reputational

AQR Funds	Semi-Annual Report	March 2019

Board Approval of Investment Advisory Agreements

benefits. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management Agreement are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to each Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	March 2019

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Semi-Annual Report

March 31, 2019 (Unaudited)

AQR Core Plus Bond Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, the Funds intend to no longer mail paper copies of the Funds’ annual and semi-annual shareholder reports, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website (https://funds.aqr.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688.

You may elect to receive all future reports in paper free of charge. You can inform your financial intermediary or the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., by calling (866) 290-2688. Your election to receive reports in paper will apply to all AQR Funds held with the fund complex if you purchased your Fund shares through the Funds’ transfer agent ALPS Fund Services, Inc., or all AQR Funds held in your account if you invest through a financial intermediary.

Schedule of Investments	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
LONG POSITIONS - 129.7%
CORPORATE BONDS - 25.9%

Aerospace & Defense - 0.7%
Hexcel Corp.
3.95%, 2/15/2027	$730,000	$730,355

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	140,000	144,941

Banks - 2.9%
Bank of Montreal (Canada)
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (a)	790,000	763,930
Huntington Bancshares, Inc.
2.30%, 1/14/2022	810,000	797,783
Regions Financial Corp.
2.75%, 8/14/2022	170,000	168,673
SVB Financial Group
3.50%, 1/29/2025	390,000	385,224
US Bancorp
Series V, 2.38%, 7/22/2026	230,000	219,746
Vnesheconombank (Russia)
6.80%, 11/22/2025 (b)	140,000	148,733
Zions Bancorp NA
3.50%, 8/27/2021	510,000	515,323

		2,999,412

Biotechnology - 0.1%
Biogen, Inc.
5.20%, 9/15/2045	100,000	105,596

Capital Markets - 0.7%
Ares Capital Corp.
3.50%, 2/10/2023	700,000	680,705

Chemicals - 1.5%
Methanex Corp. (Canada)
4.25%, 12/1/2024	730,000	728,732
RPM International, Inc.
3.75%, 3/15/2027	800,000	779,747

		1,508,479

Communications Equipment - 0.5%
Motorola Solutions, Inc.
3.75%, 5/15/2022	490,000	498,461

Consumer Finance - 0.8%
American Express Co.
2.50%, 8/1/2022	810,000	800,534

Diversified Financial Services - 0.6%
Petronas Capital Ltd. (Malaysia)
7.88%, 5/22/2022 (b)	240,000	274,104
Voya Financial, Inc.
4.80%, 6/15/2046	330,000	341,739

		615,843

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Electric Utilities - 2.3%
DPL, Inc.
7.25%, 10/15/2021	$630,000	$677,124
Exelon Corp.
3.50%, 6/1/2022 (c)	860,000	868,756
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	810,000	821,797

		2,367,677

Electronic Equipment, Instruments & Components - 0.4%
Keysight Technologies, Inc.
4.60%, 4/6/2027	390,000	403,141

Equity Real Estate Investment Trusts (REITs) - 1.5%
Crown Castle International Corp.
3.65%, 9/1/2027	750,000	737,491
HCP, Inc.
4.25%, 11/15/2023	780,000	812,754

		1,550,245

Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. (Canada)
2.70%, 7/26/2022 (b)	788,000	779,765

Gas Utilities - 0.8%
National Fuel Gas Co.
4.75%, 9/1/2028	780,000	790,143

Health Care Providers & Services - 1.6%
Anthem, Inc.
4.63%, 5/15/2042	890,000	918,529
Humana, Inc.
4.95%, 10/1/2044	680,000	726,165

		1,644,694

Hotels, Restaurants & Leisure - 0.1%
Darden Restaurants, Inc.
4.55%, 2/15/2048	140,000	134,351

Industrial Conglomerates - 0.8%
Roper Technologies, Inc.
3.80%, 12/15/2026	770,000	778,999

Insurance - 0.4%
Progressive Corp. (The)
4.13%, 4/15/2047	360,000	374,543

IT Services - 0.6%
Total System Services, Inc.
4.80%, 4/1/2026	590,000	619,866

Metals & Mining - 0.4%
Barrick North America Finance LLC (Canada)
5.75%, 5/1/2043	230,000	266,735
Teck Resources Ltd. (Canada)
6.25%, 7/15/2041	100,000	106,441

		373,176

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

2

Schedule of Investments	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
Multiline Retail - 1.0%
Dollar General Corp.
3.25%, 4/15/2023	$690,000	$693,889
Nordstrom, Inc.
5.00%, 1/15/2044	336,000	303,738

		997,627

Multi-Utilities - 0.1%
DTE Energy Co.
2.85%, 10/1/2026	100,000	95,235

Oil, Gas & Consumable Fuels - 2.1%
HollyFrontier Corp.
5.88%, 4/1/2026	740,000	791,825
KazTransGas JSC (Kazakhstan)
4.38%, 9/26/2027 (b)	200,000	193,882
MPLX LP
4.70%, 4/15/2048	180,000	171,957
ONEOK, Inc.
4.95%, 7/13/2047	470,000	463,312
Petroleos Mexicanos (Mexico)
4.50%, 1/23/2026	20,000	18,596
6.50%, 3/13/2027	30,000	30,210
6.63%, 6/15/2035	120,000	113,100
6.75%, 9/21/2047	160,000	146,880
6.35%, 2/12/2048	10,000	8,816
Western Midstream Operating LP
5.30%, 3/1/2048	250,000	236,866

		2,175,444

Professional Services - 1.4%
IHS Markit Ltd.
4.75%, 2/15/2025 (b)	670,000	697,463
Verisk Analytics, Inc.
4.00%, 6/15/2025	730,000	761,211

		1,458,674

Software - 1.4%
Citrix Systems, Inc.
4.50%, 12/1/2027	720,000	708,504
VMware, Inc.
3.90%, 8/21/2027	770,000	740,224

		1,448,728

Specialty Retail - 1.5%
AutoZone, Inc.
3.13%, 7/15/2023	710,000	711,752
O’Reilly Automotive, Inc.
4.35%, 6/1/2028	750,000	782,814

		1,494,566

Technology Hardware, Storage & Peripherals - 0.1%
Xerox Corp.
4.12%, 3/15/2023 (c)	170,000	165,651

Textiles, Apparel & Luxury Goods - 0.5%
Tapestry, Inc.
4.13%, 7/15/2027	560,000	534,985

INVESTMENTS	PRINCIPAL AMOUNT		VALUE
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. (Canada)
5.00%, 3/15/2044		$190,000	$211,065

TOTAL CORPORATE BONDS (Cost $25,941,067)			26,482,901

MORTGAGE-BACKED SECURITIES - 29.7%
FNMA
TBA, 2.50%, 4/25/2032		1,350,000	1,341,945
TBA, 3.00%, 4/25/2033 - 4/25/2049		7,350,000	7,333,893
TBA, 3.50%, 4/25/2034 - 4/25/2049		9,750,000	9,887,684
TBA, 4.00%, 4/25/2048		6,850,000	7,045,924
TBA, 4.50%, 4/25/2048		3,100,000	3,229,873
TBA, 5.00%, 4/25/2049		1,450,000	1,532,945

TOTAL MORTGAGE-BACKED SECURITIES (Cost $30,043,822)			30,372,264

FOREIGN GOVERNMENT SECURITIES - 21.1%
Arab Republic of Egypt
8.50%, 1/31/2047 (d)		200,000	203,905
Australia Government Bond
2.25%, 5/21/2028 (d)	AUD	1,260,000	931,346
Bundesrepublik Deutschland
0.50%, 2/15/2028 (d)	EUR	3,430,000	4,078,459
0.25%, 2/15/2029 (d)	EUR	990,000	1,145,636
Dominican Republic Government Bond
6.88%, 1/29/2026 (b)		100,000	109,751
Export-Import Bank of India
4.00%, 1/14/2023 (d)		200,000	203,198
Federal Republic of Nigeria
7.88%, 2/16/2032 (b)		200,000	207,721
Federative Republic of Brazil
8.25%, 1/20/2034		100,000	127,500
France Government Bond OAT
1.00%, 5/25/2027 (d)	EUR	3,170,000	3,824,208
Hungary Government Bond
6.38%, 3/29/2021		180,000	191,687
5.38%, 2/21/2023		30,000	32,359
5.75%, 11/22/2023		60,000	66,319
Instituto Costarricense de Electricidad
6.95%, 11/10/2021 (b)		200,000	198,250
Japan Government Bond
0.10%, 6/20/2028	JPY	18,250,000	168,102
Kingdom of Belgium
1.00%, 6/22/2026 (d)	EUR	840,000	1,006,970
0.80%, 6/22/2027 (d)	EUR	490,000	577,842
Kingdom of Spain
5.90%, 7/30/2026 (d)	EUR	80,000	123,359
5.15%, 10/31/2028 (d)	EUR	1,650,000	2,550,930
Kingdom of Sweden
1.00%, 11/12/2026 (d)	SEK	15,580,000	1,795,605
0.75%, 5/12/2028	SEK	1,260,000	142,569
Kingdom of the Netherlands
0.75%, 7/15/2027 (d)	EUR	700,000	837,639
Mexico Government Bond
6.05%, 1/11/2040		170,000	194,480

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

3

Schedule of Investments	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT		VALUE

FOREIGN GOVERNMENT SECURITIES - 21.1% (continued)
Oman Government International Bond
6.75%, 1/17/2048 (d)		$200,000	$177,450
People’s Republic of China
2.13%, 11/2/2022 (d)		310,000	304,377
Republic of Chile
3.25%, 9/14/2021		100,000	101,700
3.13%, 3/27/2025		200,000	202,896
Republic of Colombia
8.13%, 5/21/2024		100,000	120,850
7.38%, 9/18/2037		150,000	196,125
Republic of El Salvador
8.25%, 4/10/2032 (b)		60,000	64,650
7.65%, 6/15/2035 (b)		60,000	62,401
Republic of Indonesia
2.95%, 1/11/2023		200,000	197,868
4.13%, 1/15/2025 (d)		200,000	204,970
Republic of Italy
6.50%, 11/1/2027	EUR	10,000	14,822
Republic of Peru
8.75%, 11/21/2033		190,000	297,825
Republic of Romania
6.75%, 2/7/2022 (b)		200,000	218,484
Republic of South Africa
4.67%, 1/17/2024		270,000	272,251
Republic of Ukraine
7.75%, 9/1/2025 (b)		190,000	180,823
Russian Federation
5.25%, 6/23/2047 (b)		200,000	201,130

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $21,538,376)			21,536,457

U.S. TREASURY OBLIGATIONS - 41.8%
U.S. Treasury Bonds
3.13%, 2/15/2043		530,000	561,572
2.88%, 5/15/2043		9,520,000	9,666,147
U.S. Treasury Notes
2.63%, 7/31/2020		14,990,000	15,038,015
1.38%, 9/30/2020		5,260,000	5,183,566
1.63%, 11/30/2020		3,560,000	3,518,559
2.25%, 7/31/2021		8,720,000	8,715,572

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,124,174)			42,683,431

	SHARES
SHORT-TERM INVESTMENTS - 11.2%
INVESTMENT COMPANIES - 11.2%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.26% (1)(e)(f)		118	118
Limited Purpose Cash Investment Fund, 2.43% (1)(e)		11,436,963	11,435,818

TOTAL SHORT-TERM INVESTMENTS (Cost $11,435,484)			11,435,936

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS (Cost $131,082,923)			132,510,989

INVESTMENTS	PRINCIPAL AMOUNT	VALUE
TBA SALE COMMITMENTS - (0.2)%
MORTGAGE-BACKED SECURITIES - (0.2)%
FNMA
TBA, 3.00%, 4/25/2033 - 4/25/2049	$(100,000)	$(100,245)
TBA, 3.50%, 4/25/2049	(100,000)	(101,355)

TOTAL TBA SALE COMMITMENTS (Proceeds $(201,563))		(201,600)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS - 129.5% (Cost $130,881,360)		132,309,389

LIABILITIES IN EXCESS OF OTHER ASSETS - (29.5)% (g)		(30,125,596)

NET ASSETS - 100.0%		$102,183,793

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$211,065	0.2%
Consumer Discretionary	3,161,529	3.1
Consumer Staples	779,765	0.8
Energy	2,175,444	2.1
Financials	5,471,037	5.4
Foreign Government Securities	21,536,457	21.1
Health Care	1,750,290	1.7
Industrials	3,112,969	3.0
Information Technology	3,135,847	3.0
Materials	1,881,655	1.9
Mortgage-Backed Securities	30,170,664	29.5
Real Estate	1,550,245	1.5
U.S. Treasury Obligations	42,683,431	41.8
Utilities	3,253,055	3.2
Short-Term Investments	11,435,936	11.2

Total Investments In Securities At Value	132,309,389	129.5
Liabilities in Excess of Other Assets (g)	(30,125,596)	(29.5)

Net Assets	$102,183,793	100.0%

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of March 31, 2019.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2019 amounted to $3,337,157, which represents approximately 3.27% of net assets of the fund.

(c)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of March 31, 2019.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

4

Schedule of Investments	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

March 31, 2019, the value of these securities amounted to $17,965,894 or 17.58% of net assets.
(e)	Represents 7-day effective yield as of March 31, 2019.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

AUD - Australian Dollar

EUR - Euro

FNMA - Federal National Mortgage Association

JPY - Japanese Yen

SEK - Swedish Krona

TBA - To Be Announced; Security is subject to delayed delivery.

Credit default swap contracts outstanding - buy protection as of March 31, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX Emerging Market Index Series 31.V1	1.00%	Quarterly	6/20/2024	1.80%	USD	5,230,000	$172,903	$22,566	$195,469
Republic of South Africa, 5.50%, 3/9/2020	1.00	Quarterly	6/20/2024	1.98	USD	1,100,000	51,020	(152)	50,868
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	6/20/2024	4.24	USD	1,100,000	151,409	3,515	154,924

							375,332	25,929	401,261

Republic of Chile, 3.88%, 8/5/2020	1.00	Quarterly	6/20/2024	0.44	USD	100,000	$(2,550)	$(219)	$(2,769)
Republic of Korea, 7.13%, 4/16/2019	1.00	Quarterly	6/20/2024	0.34	USD	3,300,000	(108,544)	769	(107,775)

							(111,094)	550	(110,544)

							$264,238	$26,479	$290,717

Credit default swap contracts outstanding - sell protection as of March 31, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENT FREQUENCY	MATURITY DATE	CREDIT SPREAD		NOTIONAL AMOUNT	UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX North America Investment Grade Index Series 32.V1	1.00%	Quarterly	6/20/2024	0.63%	USD	1,210,000	$20,505	$1,489	$21,994
Penerbangan Malaysia Bhd., 5.63%, 3/15/2016	1.00	Quarterly	6/20/2024	0.62	USD	2,300,000	45,828	(2,642)	43,186

							66,333	(1,153)	65,180

Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	6/20/2024	1.75	USD	2,300,000	$(74,657)	$(6,925)	$(81,582)
Mexico Government Bond, 4.15%, 3/28/2027	1.00	Quarterly	6/20/2024	1.20	USD	900,000	(15,724)	7,180	(8,544)
Republic of Indonesia, 5.88%, 3/13/2020	1.00	Quarterly	6/20/2024	1.03	USD	600,000	(286)	(527)	(813)

							(90,667)	(272)	(90,939)

							$(24,334)	$(1,425)	$(25,759)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

5

Schedule of Investments	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

Forward Effective Interest rate swap contracts outstanding as of March 31, 2019:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Semi-Annually	6/16/2021	NZD	1,500,000	$(1,795)	$9,844	$8,049
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi-Annually	9/12/2029	NZD	500,000	7,674	1,308	8,982
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	9/16/2021	CAD	4,100,000	21,265	16,657	37,922
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	6/18/2029	CAD	2,200,000	(1,839)	62,944	61,105
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	9/20/2021	USD	2,500,000	18,125	17,197	35,322
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	6/19/2029	USD	7,300,000	(1,147)	390,629	389,482
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.00% Annually	9/19/2029	SEK	58,000,000	(47,764)	100,162	52,398
Pay	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.50% Semi-Annually	9/13/2029	AUD	3,600,000	7,910	93,742	101,652
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	6/21/2021	EUR	1,800,000	1,054	6,510	7,564
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	9/18/2029	EUR	4,100,000	117,833	90,894	208,727
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	6/16/2021	JPY	1,462,700,000	(640)	14,483	13,843
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	6/21/2021	GBP	3,000,000	1,780	21,430	23,210
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	9/15/2021	JPY	134,600,000	883	654	1,537
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/15/2021	CHF	6,300,000	1,207	12,444	13,651
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi-Annually	9/20/2021	GBP	34,600,000	45,146	212,873	258,019
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	9/15/2021	NOK	9,100,000	4,940	527	5,467
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi-Annually	9/15/2021	NZD	2,400,000	9,204	(6,696)	2,508
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	9/15/2021	SEK	281,600,000	126,940	(22,905)	104,035

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

6

Schedule of Investments	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE		NOTIONAL AMOUNT	UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi-Annually	6/20/2029	JPY	323,000,000	$ 62,833	$ (32,405)	$ 30,428
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	9/19/2029	NOK	66,300,000	95,886	(93,701)	2,185

						469,495	896,591	1,366,086

Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	9/15/2021	NOK	290,200,000	(93,007)	(59,417)	(152,424)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Quarterly	6/10/2021	AUD	600,000	(704)	(3,726)	(4,430)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Quarterly	9/09/2021	AUD	16,000,000	44,643	(56,430)	(11,787)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	3.00% Semi-Annually	6/13/2029	NZD	300,000	(3,438)	(11,731)	(15,169)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi-Annually	6/14/2021	CAD	9,800,000	(27,830)	(59,604)	(87,434)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.75% Semi-Annually	9/17/2029	CAD	900,000	(19,446)	(20,228)	(39,674)
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	6/21/2021	USD	32,800,000	(62,455)	(365,931)	(428,386)
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi-Annually	9/18/2029	USD	700,000	(13,592)	(23,391)	(36,983)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	9/20/2021	EUR	20,800,000	(33,719)	(42,975)	(76,694)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	6/19/2029	EUR	400,000	(1,724)	(20,470)	(22,194)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	6/19/2029	GBP	700,000	(2,093)	(22,617)	(24,710)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi-Annually	9/18/2029	GBP	7,300,000	23,550	(268,006)	(244,456)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/19/2029	CHF	1,300,000	(26,665)	(29,861)	(56,526)

						(216,480)	(984,387)	(1,200,867)

						$253,015	$(87,796)	$165,219

(a)	Floating rate indices at March 31, 2019 were as follows:
3 Month Australian Bank-Bill Reference Rate: 1.77%
3 Month Canadian Bankers’ Acceptance Rate: 2.01%
3 Month London Interbank Offered Rate: 2.60%
3 Month Stockholm Interbank Offered Rate: 0.01%
6 Month Australian Bank-Bill Reference Rate: 1.84%
6 Month Euro Interbank Offered Rate: (0.23)%
6 Month London Interbank Offered Rate: 2.66%
6 Month Norwegian Interbank Offered Rate: 1.48%

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

7

Schedule of Investments	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

Futures contracts outstanding as of March 31, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Australia 10 Year Bond	1	6/2019	AUD	$98,382	$1,533
Euro-Bund	23	6/2019	EUR	4,291,614	83,240
Japan 10 Year Bond	2	6/2019	JPY	2,766,038	9,074
U.S. Treasury 2 Year Note	55	6/2019	USD	11,720,156	46,398
U.S. Treasury Ultra Bond	2	6/2019	USD	336,000	12,435

					152,680

Short Contracts
Canada 10 Year Bond	(10)	6/2019	CAD	(1,040,446)	(20,092)
Euro-BTP	(10)	6/2019	EUR	(1,452,330)	186
Long Gilt	(51)	6/2019	GBP	(8,593,396)	(139,241)
U.S. Treasury 10 Year Note	(35)	6/2019	USD	(4,347,656)	(46,693)
U.S. Treasury 5 Year Note	(57)	6/2019	USD	(6,602,203)	(62,811)

					(268,651)

					$(115,971)

Forward foreign currency contracts outstanding as of March 31, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	616,125	USD	436,754	CITI	6/19/2019	$1,367
AUD	616,120	USD	436,751	JPMC	6/19/2019	1,367
CAD	315,315	USD	235,535	CITI	6/19/2019	883
CAD	315,310	USD	235,531	JPMC	6/19/2019	883
INR	26,676,000	USD	370,547	CITI**	6/19/2019	9,736
INR	26,676,000	USD	370,547	JPMC**	6/19/2019	9,736
JPY	4,831,875	USD	43,659	CITI	6/19/2019	208
JPY	4,831,875	USD	43,659	JPMC	6/19/2019	208
MXN	4,170,474	USD	210,982	CITI	6/19/2019	1,173
MXN	4,170,474	USD	210,983	JPMC	6/19/2019	1,172
NZD	566,296	USD	384,303	CITI	6/19/2019	1,932
NZD	566,297	USD	384,304	JPMC	6/19/2019	1,932
RUB	15,000,000	USD	224,407	CITI**	6/19/2019	1,688
RUB	15,000,000	USD	224,408	JPMC**	6/19/2019	1,687
SEK	1,702,462	USD	182,897	CITI	6/19/2019	1,308
SEK	1,702,463	USD	182,897	JPMC	6/19/2019	1,308
USD	419,231	AUD	589,058	CITI	6/19/2019	357
USD	419,232	AUD	589,061	JPMC	6/19/2019	357
USD	338,874	BRL	1,300,500	CITI**	6/19/2019	8,637
USD	338,873	BRL	1,300,500	JPMC**	6/19/2019	8,637
USD	323,191	CHF	318,688	CITI	6/19/2019	737
USD	323,190	CHF	318,687	JPMC	6/19/2019	737
USD	341,346	CLP	225,000,000	CITI**	6/19/2019	10,720
USD	341,346	CLP	225,000,000	JPMC**	6/19/2019	10,719
USD	133,557	COP	415,000,000	CITI**	6/19/2019	3,928
USD	133,556	COP	415,000,000	JPMC**	6/19/2019	3,928
USD	13,207,803	EUR	11,551,483	CITI	6/19/2019	162,980
USD	13,207,794	EUR	11,551,489	JPMC	6/19/2019	162,963
USD	329,738	GBP	249,677	CITI	6/19/2019	3,262

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

8

Schedule of Investments	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	329,723	GBP	249,666	JPMC	6/19/2019	$ 3,262
USD	21,435	IDR	306,250,000	CITI**	6/19/2019	200
USD	21,435	IDR	306,250,000	JPMC**	6/19/2019	200
USD	150,441	ILS	540,000	CITI	6/19/2019	973
USD	150,441	ILS	540,000	JPMC	6/19/2019	972
USD	434,253	JPY	47,555,000	CITI	6/19/2019	2,514
USD	434,252	JPY	47,555,000	JPMC	6/19/2019	2,514
USD	1,104,524	KRW	1,238,591,000	CITI**	6/19/2019	13,418
USD	1,104,524	KRW	1,238,591,000	JPMC**	6/19/2019	13,418
USD	23,257	MXN	457,000	CITI	6/19/2019	9
USD	23,257	MXN	457,000	JPMC	6/19/2019	9
USD	117,417	NOK	1,003,985	CITI	6/19/2019	657
USD	117,419	NOK	1,004,005	JPMC	6/19/2019	656
USD	788	PLN	3,000	CITI	6/19/2019	5
USD	788	PLN	3,000	JPMC	6/19/2019	5
USD	759,201	SEK	6,970,851	CITI	6/19/2019	4,961
USD	759,199	SEK	6,970,849	JPMC	6/19/2019	4,960
USD	244,274	ZAR	3,497,500	CITI	6/19/2019	4,168
USD	244,275	ZAR	3,497,500	JPMC	6/19/2019	4,169
ZAR	147,500	USD	10,006	CITI	6/19/2019	120
ZAR	147,500	USD	10,006	JPMC	6/19/2019	120

Total unrealized appreciation						471,860

AUD	1,322,712	USD	945,711	CITI	6/19/2019	(5,142)
AUD	1,322,703	USD	945,705	JPMC	6/19/2019	(5,143)
BRL	454,503	USD	119,802	CITI**	6/19/2019	(4,390)
BRL	454,497	USD	119,800	JPMC**	6/19/2019	(4,390)
CAD	803,693	USD	609,612	CITI	6/19/2019	(7,016)
CAD	803,682	USD	609,604	JPMC	6/19/2019	(7,017)
CZK	50,000	USD	2,219	CITI	6/19/2019	(41)
CZK	50,000	USD	2,219	JPMC	6/19/2019	(41)
EUR	3,547,032	USD	4,032,890	CITI	6/19/2019	(27,308)
EUR	3,547,034	USD	4,032,897	JPMC	6/19/2019	(27,313)
HUF	43,597,500	USD	157,601	CITI	6/19/2019	(4,463)
HUF	43,597,500	USD	157,601	JPMC	6/19/2019	(4,463)
INR	10,000,000	USD	143,271	CITI**	6/19/2019	(715)
INR	10,000,000	USD	143,271	JPMC**	6/19/2019	(715)
JPY	17,527,391	USD	159,808	CITI	6/19/2019	(681)
JPY	17,527,391	USD	159,808	JPMC	6/19/2019	(681)
KRW	199,164,500	USD	177,483	CITI**	6/19/2019	(2,034)
KRW	199,164,500	USD	177,483	JPMC**	6/19/2019	(2,034)
MXN	15,034,026	USD	769,222	CITI	6/19/2019	(4,432)
MXN	15,034,026	USD	769,223	JPMC	6/19/2019	(4,432)
NZD	1,885,205	USD	1,293,397	CITI	6/19/2019	(7,615)
NZD	1,885,202	USD	1,293,397	JPMC	6/19/2019	(7,617)
PLN	1,030,993	USD	271,581	CITI	6/19/2019	(2,382)
PLN	1,031,007	USD	271,585	JPMC	6/19/2019	(2,382)
SEK	2,117,372	USD	230,551	CITI	6/19/2019	(1,453)
SEK	2,117,371	USD	230,551	JPMC	6/19/2019	(1,453)
SGD	545,000	USD	404,314	CITI	6/19/2019	(1,575)
SGD	545,000	USD	404,315	JPMC	6/19/2019	(1,576)
USD	63,307	AUD	89,396	CITI	6/19/2019	(262)
USD	63,307	AUD	89,396	JPMC	6/19/2019	(262)
USD	27,038	BRL	107,000	CITI**	6/19/2019	(132)
USD	27,038	BRL	107,000	JPMC**	6/19/2019	(133)
USD	1,315,814	CHF	1,306,814	CITI	6/19/2019	(6,444)
USD	1,315,810	CHF	1,306,811	JPMC	6/19/2019	(6,446)
USD	27,071	GBP	20,829	CITI	6/19/2019	(165)
USD	27,070	GBP	20,828	JPMC	6/19/2019	(165)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	March 2019

9

Schedule of Investments	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	2,262	INR	160,500	CITI**	6/19/2019	$ (26)
USD	2,262	INR	160,500	JPMC**	6/19/2019	(26)
USD	857,085	JPY	94,737,394	CITI	6/19/2019	(3,009)
USD	857,084	JPY	94,737,393	JPMC	6/19/2019	(3,010)
USD	53,260	MXN	1,048,500	CITI	6/19/2019	(78)
USD	53,260	MXN	1,048,500	JPMC	6/19/2019	(78)
USD	48,267	NOK	418,003	CITI	6/19/2019	(345)
USD	48,267	NOK	418,007	JPMC	6/19/2019	(345)
USD	1,127,554	SEK	10,456,276	CITI	6/19/2019	(3,806)
USD	1,127,552	SEK	10,456,271	JPMC	6/19/2019	(3,807)
USD	26,130	ZAR	383,000	CITI	6/19/2019	(164)
USD	26,130	ZAR	383,000	JPMC	6/19/2019	(165)
ZAR	1,107,503	USD	77,827	CITI	6/19/2019	(1,796)
ZAR	1,107,497	USD	77,827	JPMC	6/19/2019	(1,796)

Total unrealized depreciation						(170,964)

Net unrealized appreciation						$300,896

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR	- South African Rand

Collateral	pledged to, or (received from), each counterparty at March 31, 2019 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED/ EXCHANGE CLEARED	TOTAL
CITG
Cash	$—	$(84,917)	$(84,917)

CITI
Investment Companies	118	—	118
Cash	(79,000)	—	(79,000)

CRSU
Cash	—	104,480	104,480

JPMC
Cash	719,377	—	719,377

JPMS
Cash	—	2,841,500	2,841,500

The following abbreviations are used for counterparty descriptions:

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

CRSU - Credit Suisse Securities (USA) LLC

JPMC - J.P. Morgan Chase Bank NA

JPMS - J.P. Morgan Securities LLC

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

10

Statement of Assets and Liabilities	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

ASSETS:
Investments in securities of unaffiliated issuers, at cost	$131,082,923

Investments in securities of unaffiliated issuers, at value	$132,510,989
Cash	2,374,775
Cash denominated in foreign currencies‡	50,023
Due from broker	719,377
Unrealized appreciation on forward foreign currency exchange contracts	471,860
Deposits with brokers for centrally cleared swaps (unamortized upfront payments $492,919)	2,886,765
Deposits with brokers for futures contracts	287,869
Variation margin on centrally cleared swaps	10,654
Variation margin on futures contracts	4,771
Receivables:
Securities sold	2,706,375
Securities sold—delayed delivery securities	201,563
Foreign tax reclaims	13,472
Dividends and interest	686,320
Due from Investment Adviser	9,285
Prepaid expenses	26,855

Total Assets	142,960,953

LIABILITIES:
TBA sale commitments, at value (proceeds $201,563)	201,600
Due to broker	79,000
Unrealized depreciation on forward foreign currency exchange contracts	170,964
Variation margin on centrally cleared swaps	14,790
Payables:
Securities purchased	10,231,325
Securities purchased—delayed delivery securities	30,043,822
Accrued distribution fees—Class N	120
Other accrued expenses and liabilities	35,539

Total Liabilities	40,777,160

Net Assets	$102,183,793

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$101,759,763
Total distributable earnings (loss)	424,030

Net Assets	$102,183,793

NET ASSETS:
Class I	$4,548,587
Class N	571,245
Class R6	97,063,961

SHARES OUTSTANDING:
Class I	453,001
Class N	56,903
Class R6	9,668,394

NET ASSET VALUE:
Class I	$10.04
Class N	$10.04
Class R6	$10.04

‡ Cash denominated in foreign currencies at cost	$50,023

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

11

Statement of Operations	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND
FOR THE SIX MONTHS ENDED MARCH 31, 2019

INVESTMENT INCOME:
Dividend income:
Unaffiliated issuers	$123,260
Interest income†	1,221,075
Securities lending income, net	548

Total Income	1,344,883

EXPENSES:
Investment advisory fees	160,163
Custody fees	11,034
Administration & accounting fees	14,841
Legal fees	3,790
Audit & tax fees	25,838
Shareholder reporting fees	7,607
Transfer agent fees	9,556
Trustee fees	2,497
Offering costs	50,665
Distribution fees—Class N	696
Registration fees	35,017
Pricing fee	4,650
Other expenses	3,105

Total Expenses	329,459

Less fee waivers and/or reimbursements	(141,403)

Net Expenses	188,056

Net Investment Income (Loss)	1,156,827

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Net realized gain (loss) from:
Transactions in investment securities of unaffiliated issuers	414,950
Settlement of foreign currency and foreign currency transactions	12,574
Settlement of forward foreign currency contracts	1,043,313
Expiration or closing of futures contracts	(603,802)
TBA sale commitments	(428,112)
Expiration or closing of swap contracts	(58,702)

Net realized gain (loss)	380,221
Net change in unrealized appreciation (depreciation) on:
Investment securities of unaffiliated issuers	2,741,666
Foreign currency and foreign currency transactions	1,914
Forward foreign currency exchange contracts	330,078
Futures contracts	(249,460)
TBA sale commitments	(524)
Swap contracts	(59,727)

Net change in unrealized appreciation (depreciation)	2,763,947

Net realized gain (loss) and net change in unrealized appreciation (depreciation)	3,144,168

Net increase (decrease) in net assets resulting from operations	$4,300,995

† Net of foreign taxes withheld of	$4,779

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

12

Statement of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR CORE PLUS BOND FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE PERIOD 4/05/18*- 9/30/18

OPERATIONS:
Net investment income (loss)	$1,156,827	$1,127,569
Net realized gain (loss)	380,221	137,999
Net change in unrealized appreciation (depreciation)	2,763,947	(1,211,728)
Net increase (decrease) in net assets resulting from operations	4,300,995	53,840

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(111,897)	(38,811)
Class N	(14,464)	(5,803)
Class R6	(2,601,038)	(1,176,077)
Total distributions	(2,727,399)	(1,220,691)

CAPITAL TRANSACTIONS:

CLASS I
Proceeds from shares sold	4,285,742	3,858,053
Reinvestment of distributions	74,937	21,167
Cost of shares redeemed	(3,595,727)	(141,059)

Net increase (decrease) from capital transactions	764,952	3,738,161

CLASS N
Proceeds from shares sold	494,010	565,506
Reinvestment of distributions	2,583	411
Cost of shares redeemed	(494,000)	—

Net increase (decrease) from capital transactions	2,593	565,917

CLASS R6
Proceeds from shares sold	96,824,000	98,089,999
Reinvestment of distributions	188,239	861
Cost of shares redeemed	(98,397,674)	—

Net increase (decrease) from capital transactions	(1,385,435)	98,090,860

Net increase (decrease) in net assets resulting from capital transactions	(617,890)	102,394,938
Total increase (decrease) in net assets	955,706	101,228,087

NET ASSETS:
Beginning of period	101,228,087	—

End of period	$102,183,793	$101,228,087

The accompanying notes are an integral part of these financial statements.	(continued on p. 14)

AQR Funds	Semi-Annual Report	March 2019

13

Statement of Changes in Net Assets	March 31, 2019 (Unaudited)

	AQR CORE PLUS BOND FUND
	FOR THE SIX MONTHS ENDED MARCH 31, 2019	FOR THE PERIOD 4/05/18*- 9/30/18

CHANGES IN SHARES OUTSTANDING:

CLASS I
Shares outstanding, beginning of period	375,031	—
Shares sold	435,741	387,044
Shares issued on reinvestment of distributions	7,676	2,134
Shares redeemed	(365,447)	(14,147)

Shares outstanding, end of period	453,001	375,031

CLASS N
Shares outstanding, beginning of period	56,638	—
Shares sold	50,001	56,597
Shares issued on reinvestment of distributions	264	41
Shares redeemed	(50,000)	—

Shares outstanding, end of period	56,903	56,638

CLASS R6
Shares outstanding, beginning of period	9,809,080	—
Shares sold	9,800,000	9,808,993
Shares issued on reinvestment of distributions	19,248	87
Shares redeemed	(9,959,934)	—

Shares outstanding, end of period	9,668,394	9,809,080

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

14

[Intentionally Left Blank]

Financial Highlights	March 31, 2019 (Unaudited)

	PER SHARE OPERATING PERFORMANCE
		Change in Net Assets Resulting from Operations[1]			Less Dividends and Distributions

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase (Decrease) in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Total Distributions
AQR CORE PLUS BOND FUND CLASS I
SIX MONTHS ENDED MARCH 31, 2019	$9.88	0.11	0.31	0.42	(0.26)	—	(0.26)
FOR THE PERIOD 4/05/18[7]-9/30/18	$10.00	0.11	(0.11)	—	(0.12)	—	(0.12)
AQR CORE PLUS BOND FUND CLASS N
SIX MONTHS ENDED MARCH 31, 2019	$9.88	0.10	0.31	0.41	(0.25)	—	(0.25)
FOR THE PERIOD 4/05/18[7]-9/30/18	$10.00	0.10	(0.11)	(0.01)	(0.11)	—	(0.11)
AQR CORE PLUS BOND FUND CLASS R6
SIX MONTHS ENDED MARCH 31, 2019	$9.88	0.11	0.32	0.43	(0.27)	—	(0.27)
FOR THE PERIOD 4/05/18[7]-9/30/18	$10.00	0.11	(0.11)	—	(0.12)	—	(0.12)

*	Annualized for periods less than one year.
[1]	Per share net investment income (loss) and net realized and unrealized gain (loss) are based on average shares outstanding.
[2]

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

[3]

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

[4]	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.
[5]	Portfolio turnover is not annualized.
[6]	Certain expenses incurred by the Fund were not annualized for the period.
[7]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

16

Financial Highlights	March 31, 2019 (Unaudited)

		RATIOS/SUPPLEMENTAL DATA
			Ratios to Average Net Assets of:*

Net Asset Value, End of Period	Total Return[2,3]	Net Assets, End of Period (000’s)	Expenses, Before Reimbursements and/or Waivers[4]	Expenses, Net of Reimbursements and/or Waivers[4]	Net Investment Income (Loss)	Portfolio Turnover Rate[5]

$10.04	4.40%	$4,549	0.78%[6]	0.44%	2.26%	412%
$9.88	(0.02)%	$3,707	0.60%[6]	0.42%	2.26%	439%

$10.04	4.29%	$571	0.96%[6]	0.63%	2.05%	412%
$9.88	(0.12)%	$560	0.79%[6]	0.62%	2.04%	439%

$10.04	4.43%	$97,064	0.70%[6]	0.37%	2.31%	412%
$9.88	0.00%	$96,961	0.54%[6]	0.37%	2.29%	439%

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	March 2019

17

Notes to Financial Statements	March 31, 2019 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of March 31, 2019, the Trust consists of thirty-nine active series, AQR Core Plus Bond Fund (the “Fund”) is presented in this book. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each the Fund.

The investment objective of the Fund is to seek total return. The Fund offers Class I, Class N and Class R6 shares.

2. Significant Accounting Policies

The Fund is an investment company and applies specialized accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Certain prior period amounts have been reclassified to reflect current period presentation.

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a custodian bank(s) which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Brokers: Due to/from brokers represents cash balances on deposit with, or cash balances owed to, the Fund’s prime brokers and counterparties. The Fund is subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Fund.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. Dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

The Fund does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investment securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.

Realized gains (losses) from settlement of foreign currency and foreign currency transactions reported on the Statement of Operations arise from the disposition of foreign currency and a change between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. Dollar equivalent of the amounts actually received or paid. Changes in unrealized appreciation (depreciation) on foreign currency and foreign currency translations reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Investment Transactions and Related Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Realized gains and losses on investment transactions are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Multi-class Operations: Each class of shares offered by the Trust has equal rights as to earnings, assets and voting privileges, except that each class may bear different sub-transfer agency and distribution fees and shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares. Income, non-class specific expenses, realized and unrealized gains and losses are allocated daily to each class of shares based upon the proportion of relative net assets at the beginning of each day. The Fund is charged for those expenses that are directly attributable to the Fund. Trust level expenses are allocated among the Funds on the ratio of average net assets or other reasonable methodology.

AQR Funds	Semi-Annual Report	March 2019

18

Notes to Financial Statements	March 31, 2019 (Unaudited)

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Fund may be subject to foreign taxes on income, capital gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Offering Cost: Offering costs, including professional fees, printing fees and initial registration, are amortized over a period not longer than twelve months from the date the Fund commenced operations.

Federal Income Taxes: The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is necessary.

The Adviser evaluates tax positions taken or expected to be taken in the course of preparing the Fund tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The Fund has concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will materially change in the next twelve months. The returns of the Fund for the prior three fiscal years as well as current year, or since inception if shorter, are open for examination. As of March 31, 2019, the Fund had no examinations in progress.

Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. Distribution from net investment income are generally declared and paid monthly. Net realized capital gains, if any, are distributed by the Fund at least annually. Income and capital gain distributions will be determined in accordance with federal income tax regulations which may differ from GAAP. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income (loss) and realized gain (loss) reported on the Fund financial statements presented under GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the Statement of Changes in Net Assets and has been recorded to paid in capital.

Indemnification: In the normal course of business, the Fund may enter into various agreements that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

3. Securities and Other Investments

Affiliate Investments: Certain investments may be classified as an affiliate or a controlled affiliate of the Fund on the Schedule of Investments. Section 2a-3 of the 1940 Act defines an affiliate as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. Further, pursuant to the 1940 Act, control is presumed to exist when, among other things, a Fund owns more than 25% of the outstanding voting securities of portfolio company.

Additionally, the Fund may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. The LPCI Fund may be considered an affiliated person of the Fund in the Trust. However, the Fund does not invest in the LPCI Fund for the purpose of exercising significant influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedule of Investments, if applicable.

Inflation-Indexed Bonds: The Fund may invest in inflation-indexed bonds which are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index.

AQR Funds	Semi-Annual Report	March 2019

19

Notes to Financial Statements	March 31, 2019 (Unaudited)

Futures Contracts: The Fund invests in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Fund, the Fund may not receive the return of the entire margin owed to the Fund, potentially resulting in a loss. A change in market value of an open futures contract is recorded in the Statement of Operations as net change in unrealized appreciation (depreciation) on futures contracts. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired, and is reported in the Statement of Operations. The use of long futures contracts subjects the Fund to risk of loss in excess of the variation margin on the Statement of Assets and Liabilities. The use of short futures contracts subjects the Fund to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after Schedule of Investments.

Forward Foreign Currency Exchange Contracts: The Fund buys and sells forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed the amounts recognized on the Statement of Assets and Liabilities. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after Schedule of Investments.

Swap Contracts: The Fund engages in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For centrally cleared swaps, the Schedule of Investments include the cumulative appreciation (depreciation), while only the current day’s variation margin is reported within the Statement of Assets and Liabilities. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability and an up-front payment made by a Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities. Up-front payments are amortized over the term of the contract. If there is no up-front payment or receipt, market value will equal unrealized appreciation (depreciation). Payments received (paid) by a Fund are recorded as realized gains (losses) from the expiration at a periodic reset date or closing of swap contracts in the Statement of Operations. The Fund’s use of swap contracts create additional risks beyond those that would exist if the Fund invested in the underlying positions directly.

Credit Default Swap Contracts: The Fund enters into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up-front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. The credit default contracts are marked to market daily and the change, if any, is recorded as an unrealized gain or loss. Variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the up-front payment, is recorded as a realized gain or loss on swap contracts in the Statement of Operations.

Implied credit spreads are used to determine the value of credit default swap contracts and reflect the cost of buying/selling protection, which may include up-front payments made to enter into the contract. Therefore, higher spreads indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. The central clearing house acts as the counterparty to each centrally cleared swap transaction, therefore credit risk is limited to the failure of the clearing house. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statement of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after Schedule of Investments.

AQR Funds	Semi-Annual Report	March 2019

20

Notes to Financial Statements	March 31, 2019 (Unaudited)

Interest Rate Swaps: The Fund enters into interest rate swaps as part of their investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Interest rate swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (centrally cleared swaps). Periodic payments received (paid) by the Fund are recorded as realized gains (losses). Interest rate swaps are marked to market daily and the change is recorded as unrealized gain (loss) on swap contracts in the Statement of Operations. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Schedule of Investments. Non-deliverable interest rate swap contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Centrally cleared interest rate swaps may have forward effective dates. The amortization of the upfront premiums (if applicable) and payments related to these swap contracts begin on the effective date of the contract. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after Schedule of Investments.

Delayed Delivery Securities: During the period, the Fund transacted in securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery basis are identified as such in the Fund’s Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the Fund identified securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract terms.

To-Be-Announced Commitments: The Fund may invest in To-Be-Announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The term TBA is derived from the fact that the actual mortgage-backed securities that will be delivered to fulfill a TBA commitment are not designated at the time the trade is made, however delivered securities must meet specified terms, including issuer, rate and mortgage terms. The actual pool of mortgage-backed securities to be delivered is announced 48 hours prior to the established trade settlement date. Settlement of TBA commitments can occur in two ways: i) taking or making delivery of mortgage pools/securities; or ii) pairing-off with an offsetting trade for cash settlement.

Investing in TBA commitments, which are accounted for as purchases and sales transactions, involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. The Fund is subject to this risk whether or not the Fund takes delivery of the positions on the settlement date for a transaction. TBA commitments outstanding at period end, if any, are disclosed in the Fund’s Schedule of Investments.

Securities Lending: The Fund may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash or securities issued by the U.S. Treasury valued at 102% to 105% of the market value of the securities on loan. The Fund may invest cash collateral in money market funds as indicated on the Schedule of Investments. The Fund bears the risk of loss associated with the collateral investments and is not entitled to additional collateral from the borrower to cover any such losses.

Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. If, despite such efforts by the lending agent to exercise these remedies, the Fund sustains losses as a result of a borrower’s default, the lending agent indemnifies the Fund by purchasing replacement securities at its expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Fund and the lending agent. Securities lending income, net on the Statement of Operations represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period and are included in Receivables for Securities Sold on the Statement of Assets and Liabilities.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The balance of securities on loan at period end, if any, is disclosed in the footnotes to the Schedule of Investments. The fair value of the Fund’s investment securities on loan and a related liability for collateral received on securities loaned are both presented gross on the Statement of Assets and Liabilities.

Master Agreements: The Fund is party to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates.

AQR Funds	Semi-Annual Report	March 2019

21

Notes to Financial Statements	March 31, 2019 (Unaudited)

As the Master Agreements are specific to unique operations of different asset types, they allow the Fund to i.) close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty, ii.) exit transactions through means other than sale, such as through a negotiated agreement with the Fund counterparty, a transfer to another party, or close out of the position through execution of an offsetting transaction.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between the Fund and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Fund is required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded as Deposits with brokers for centrally cleared swaps and Deposits with brokers for futures contracts on the Statement of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on centrally cleared swaps and Variation margin on futures contracts. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between the Fund and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Collateral pledged by the Fund for OTC derivatives pursuant to Master Agreements is segregated by the Fund’s custodian and identified as an asset in the Statement of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash).

Master Securities Forward Transaction Agreements (each, an “MSFTA”) are entered into in order to govern TBA commitments. A MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event.

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral posted for the benefit of the Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund Schedule of Investments. Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk. Collateral received is reflected as a liability within Due to brokers in the Statement of Assets and Liabilities.

The collateral requirements for TBA commitments are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Fund and the counterparty. Typically, the Fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting agreements on the Statement of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Fund’s shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within the Fund is computed by dividing the total current value of the assets of the Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Fund’s Board of Trustees (the “Board”).

AQR Funds	Semi-Annual Report	March 2019

22

Notes to Financial Statements	March 31, 2019 (Unaudited)

The Adviser has established a Valuation Committee (the “VC”) to assist the Board with oversight and monitoring of the valuation of the Fund’s investments. This includes administering, implementing and overseeing the continual appropriateness of valuation approaches applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Fund’s Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active ready market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of Fund investments. These inputs are summarized in the three broad levels as follows:

Level 1 —  Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Fund to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Fund to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Investments in mutual funds are valued daily at their NAVs which are also classified as Level 1.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest evaluated bid prices furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are generally based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Fund may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

AQR Funds	Semi-Annual Report	March 2019

23

Notes to Financial Statements	March 31, 2019 (Unaudited)

The inputs used by the Fund in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange their constitutes the principal market. For option contracts, if no sales occurred on such date, at the mid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are valued by the Fund on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Credit default swap contracts and interest rate swap contracts are marked to market daily based on quotations as provided by an independent pricing service. The independent pricing services aggregate valuation information from various market participants to create a single reference value for each credit default swap contract and interest rate swap contract.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Quantitative Information

The following table represents the Fund’s valuations inputs as presented on the Schedule of Investments:

AQR CORE PLUS BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Corporate Bonds	$—	$26,482,901	$—	$26,482,901
Foreign Government Securities	—	21,536,457	—	21,536,457
Mortgage-Backed Securities	—	30,372,264	—	30,372,264
U.S. Treasury Obligations	—	42,683,431	—	42,683,431
Short-Term Investments	11,435,936	—	—	11,435,936
Futures Contracts*	152,866	—	—	152,866
Forward Foreign Currency Exchange Contracts*	—	471,860	—	471,860
Interest Rate Swap Contracts*	—	1,366,086	—	1,366,086
Credit Default Swap Contracts*	—	466,441	—	466,441

Total Assets	$11,588,802	$123,379,440	$—	$134,968,242

LIABILITIES
TBA Sale Commitments (Sold Short)	$—	$(201,600)	$—	$(201,600)
Futures Contracts*	(268,837)	—	—	(268,837)
Forward Foreign Currency Exchange Contracts*	—	(170,964)	—	(170,964)
Interest Rate Swap Contracts*	—	(1,200,867)	—	(1,200,867)
Credit Default Swap Contracts*	—	(201,483)	—	(201,483)

Total Liabilities	$(268,837)	$(1,774,914)	$—	$(2,043,751)

*	Derivative instruments, including futures and forward foreign currency exchange, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Fund’s Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value. Only current day’s variation margin is reported within the Statement of Assets and Liabilities for exchange-traded and cleared derivatives.

AQR Funds	Semi-Annual Report	March 2019

24

Notes to Financial Statements	March 31, 2019 (Unaudited)

During the period ended March 31, 2019, there were no transfers to or from Level 3. There were no Level 3 securities held at period end.

5. Federal Income Tax Matters

At March 31, 2019, the cost and aggregate gross unrealized appreciation (depreciation) of long security positions and derivative instruments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Core Plus Bond Fund	$131,454,681	$3,377,353	$(1,907,543)	$1,469,810

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals. The Fund’s tax basis capital gains and losses are determined only at the end of the year.

As of September 30, 2018, for federal income tax purposes, the Fund has capital loss carryforwards, with no expiration, available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations.

FUND	SHORT-TERM	LONG-TERM
AQR Core Plus Bond Fund . . . . . . . . . . .	$593,438	$123,149

6. Investment Transactions

During the period ended March 31, 2019, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Core Plus Bond Fund	$293,281,120	$290,516,890	$183,812,510	$184,039,059

During the period ended March 31, 2019, the Fund had purchases and sales of long-term U.S. Government obligations as follows:

FUND	PURCHASES	SALES
AQR Core Plus Bond Fund	$74,449,327	$67,867,565

7. Derivative Instruments and Activities

The Fund uses derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Fund derivative contracts are not accounted for as hedging instruments under GAAP. For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statement of Assets and Liabilities. All derivative instruments held by the Fund were subject to a master netting agreement or similar arrangement.

AQR Funds	Semi-Annual Report	March 2019

25

Notes to Financial Statements	March 31, 2019 (Unaudited)

The following table lists the fair value of derivative instruments held by the Fund, by primary underlying risk and contract type, as included in the Statement of Assets and Liabilities at March 31, 2019:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE**	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE**	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS

Foreign Exchange Rate Risk Exposure:
AQR Core Plus Bond Fund	$—	$—	$471,860	$—	$—	$170,964

Interest Rate Risk Exposure:
AQR Core Plus Bond Fund	152,866	1,366,086	—	268,837	1,200,867	—

Credit Risk Exposure:
AQR Core Plus Bond Fund	—	466,441	—	—	201,483	—

Net Value of Derivative Contracts:
AQR Core Plus Bond Fund	—	430,177	300,896	115,971	—	—

*	Includes cumulative appreciation/(depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
**	Includes the fair value of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table indicates the effect of derivative instruments, by primary underlying risk exposure and contract type, on the Statement of Operations for the period ended March 31, 2019:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS			NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS
FUND	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS	FUTURES CONTRACTS	SWAPS CONTRACTS	FORWARD CURRENCY EXCHANGE CONTRACTS

Foreign Exchange Rate Risk Exposure:
AQR Core Plus Bond Fund	$—	$—	$1,043,313	$—	$—	$330,078

Interest Rate Risk Exposure:
AQR Core Plus Bond Fund	(603,802)	90,602	—	(249,460)	(90,831)	—

Credit Risk Exposure:
AQR Core Plus Bond Fund	—	(149,304)	—	—	31,104	—

The following table presents the Fund’s gross OTC derivative assets and liabilities by counterparty and contract type net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of March 31, 2019:

AQR CORE PLUS BOND FUND

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED ASSETS PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF ASSETS	FINANCIAL INSTRUMENTS	CASH COLLATERAL (RECEIVED)/ PLEDGED (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$235,941	$(85,474)	$150,467	$—	$(20,000)	$130,467
JPMC	Forward Foreign Currency Exchange Contracts	235,919	(85,490)	150,429	—	—	150,429
Total financial instruments subject to a master netting arrangement or similar arrangement		471,860	(170,964)	300,896	—	(20,000)	280,896

AQR Funds	Semi-Annual Report	March 2019

26

Notes to Financial Statements	March 31, 2019 (Unaudited)

AQR CORE PLUS BOND FUND (continued)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENT OF ASSETS & LIABILITIES
COUNTERPARTY	INVESTMENT TYPE	GROSS AMOUNTS OF RECOGNIZED LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS & LIABILITIES	GROSS AMOUNTS ELIGIBLE TO OFFSET	NET AMOUNTS OF LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED/ (PLEDGED) (a)	NET AMOUNT
CITI	Forward Foreign Currency Exchange Contracts	$85,474	$(85,474)	$—	$—	$—	$—
JPMC	Forward Foreign Currency Exchange Contracts	85,490	(85,490)	—	—	—	—
Total financial instruments subject to a master netting arrangement or similar arrangement		170,964	(170,964)	—	—	—	—

(a)	In accordance with GAAP disclosure requirements, the table above does not include the additional collateral pledged to the counterparty. Total additional collateral pledged was $719,495.

For the period ended March 31, 2019, the quarterly average notional values of the derivatives held by the Fund were as follows:

Derivatives Volume Disclosure

AQR CORE PLUS BOND FUND
Futures Contracts:
Average Notional Balance—Long	13,925,087
Average Notional Balance—Short	26,440,920
Ending Notional Balance—Long	19,212,190
Ending Notional Balance—Short	22,036,031
Forward Foreign Currency Exchange Contracts:
Average Settlement Value—Purchased	18,891,464
Average Settlement Value—Sold	44,295,002
Ending Value— Purchased	22,988,751
Ending Value—Sold	42,994,202
Credit Default Swaps:
Average Notional Balance—Buy Protection	13,690,000
Average Notional Balance—Sell Protection	7,390,000
Ending Notional Balance—Buy Protection	10,830,000
Ending Notional Balance—Sell Protection	7,310,000
Interest Rate-Related Swaps (Interest Rate Swaps):
Average Notional Balance—Pays Fixed rate	97,615,019
Average Notional Balance—Receives Fixed rate	166,147,426
Ending Notional Balance—Pays Fixed Rate	125,755,737
Ending Notional Balance—Receives Fixed Rate	141,474,692

*	Notional values as of each quarter end are used to calculate the average represented.

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to the Fund, pursuant to the Investment Management Agreement II, dated November 13, 2015, as amended, entered into by the Trust, on behalf of the Fund (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for the Fund’s portfolio, makes day-to-day investment decisions for the Fund, and manages the Fund investments in accordance with the Fund stated policies. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions, subject to its obligation to seek best execution, and also provides certain other administrative services to the Fund. The Adviser provides persons satisfactory to the Fund’s Board to serve as officers of the Fund.

Pursuant to the Advisory Agreement, the Fund currently pays the Investment Advisory fee at an annual rate of 0.32% calculated on the average daily net assets.

AQR Funds	Semi-Annual Report	March 2019

27

Notes to Financial Statements	March 31, 2019 (Unaudited)

The Trust and the Adviser have entered into an agreement (the “Expense Limitation Agreement”) whereby the Adviser has agreed to reimburse operating expenses of the Fund at least through January 28, 2020 for Class I, N, and R6 shares, respectively, unless otherwise noted. Pursuant to the Expense Limitation Agreement, the Adviser has agreed to reimburse the Fund in an amount sufficient to limit all Fund operating expenses other than management fees and 12b-1 fees, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, at no more than the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Core Plus Bond Fund	0.15%	0.15%	0.05%

Prior to January 29, 2019, pursuant to the Expense Limitation Agreement, the Adviser agreed to waive fees and/or reimburse expenses of the Fund to the extent that the total annual fund operating expense ratios, exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend and interest expense related to short sales, expenses related to class action claims and extraordinary expenses, exceeded the following ratios:

FUND	CLASS I	CLASS N	CLASS R6
AQR Core Plus Bond Fund	0.47%	0.72%	0.37%

For the period ended March 31, 2019, the Fund’s Adviser waived fees and/or reimbursed expenses for the Fund as follows:

FUND	INVESTMENT ADVISORY FEES WAIVED	EXPENSE REIMBURSEMENTS	TOTAL
AQR Core Plus Bond Fund	$95,597	$45,806	$141,403

The Trust, in turn, agreed that the Fund will repay the fee waiver/expense reimbursement to the Adviser. A repayment shall be payable only to the extent it can be made during the thirty-six months following the applicable month during which the Adviser waived fees or reimbursed the Fund for its operating expenses under the Expense Limitation Agreement. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and/or expense reimbursement was made. Repayments with respect to the Fund must be limited to amounts that do not cause the total annual operating expenses or the other operating expenses, as applicable, attributable to a share class of the Fund during a year in which such repayment is made to exceed either of (i) the applicable limits in effect at the time of the waiver and/or reimbursement and (ii) the applicable limits in effect at the time of recapture.

For the period ended March 31, 2019, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at March 31, 2019 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE PERIOD ENDED MARCH 31, 2019	TOTAL POTENTIAL RECOUPMENT AMOUNT MARCH 31, 2019	POTENTIAL RECOUPMENT AMOUNTS EXPIRING MARCH 31
FUND			2019	2020	2021	2022

AQR CORE PLUS BOND FUND
Class I	$5,962	$9,588	$—	$—	$3,626	$5,962
Class N	787	1,389	—	—	602	787
Class R6	134,654	246,038	—	—	111,384	134,654

Totals	$141,403	$257,015	$—	$—	$115,612	$141,403

9. Distribution Plan

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Fund. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Fund.

10. Principal Risks and Concentrations

The Fund is non-diversified. Because the Fund may invest in securities of a smaller number of issuers, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely, which may, therefore, have a greater impact on the Fund’s performance.

AQR Funds	Semi-Annual Report	March 2019

28

Notes to Financial Statements	March 31, 2019 (Unaudited)

The investment techniques and strategies utilized by the Fund, including investments made on a shorter-term basis or in derivative instruments or instruments with a maturity of one year or less at the time of acquisition, may result in frequent portfolio trading and high portfolio turnover. High portfolio turnover will cause the Fund to incur higher levels of brokerage fees and commissions, which may reduce performance, and may cause higher levels of current tax liability to shareholders in the Fund.

In the normal course of business the Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate and foreign currency risks.

Fixed income securities are subject to the risk that the securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are generally subject to the risk that the issuer may be unable to make principal and interest payments when they are due.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. The Fund may lose money if short-term or long-term interest rates rise sharply or otherwise change in a manner not anticipated. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Fund portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Mortgage-related and other mortgage-backed securities are subject to certain risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Fund to reinvest proceeds at lower prevailing interest rates). Exposure to mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities.

Sovereign debt investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected. Investment in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. To the extent a fund’s investment in a single country or a limited number of countries represent a higher percentage of the Fund’s assets, the Fund assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and it may be subject to increased price volatility.

Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. The liquidity and trading value of foreign currencies could be affected by global economic factors, such as inflation, interest rate levels, and trade balances among countries, as well as the actions of sovereign governments and central banks. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

In addition, the Fund may be exposed to the risk that one or more securities in the Fund portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. The Fund may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such the Fund has credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Fund net asset value or dividends. The Fund minimizes credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be deposited with or returned to the Fund when deemed necessary.

AQR Funds	Semi-Annual Report	March 2019

29

Notes to Financial Statements	March 31, 2019 (Unaudited)

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Fund may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Fund’s exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statement of Assets and Liabilities. The counterparties to the Fund’s derivative investments may include affiliates of the Fund’s clearing brokers and other major financial institutions. While the Fund uses multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Fund minimizes counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Fund may enter into agreements with the certain counterparties for derivative transactions. A Fund’s Master Agreement contains provisions that require Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Fund, at times, utilizes substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Fund borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Fund. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Fund. In addition, a decline in market value of the Fund assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Fund to post additional collateral or otherwise sell assets at a time when it may not be in the Fund’s best interest to do so.

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for the Fund.

Periodically, the Fund may be a party to legal actions arising in the ordinary course of business. The Fund is currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

Please refer to the Fund’s prospectuses for a more complete description of the principal risks of investing in the Fund.

11. Interfund Lending

Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Fund may participate in a joint lending and borrowing program (the “Interfund Lending Program”) to the extent such participation is consistent with Fund’s investment objective and investment policies. This program allows the Fund to borrow and lend to other AQR Funds that permit such transactions. All loans under the Interfund Lending Program are for temporary cash management or emergency purposes. Interest earned or paid on an interfund lending transaction will be based on the average of certain current market rates, as calculated according to a formula established by the Board. No Fund may borrow or lend money through the program unless it receives a more favorable rate than is typically available for comparable borrowings from a bank or investments in U.S. Treasury bills, respectively.

A lending Fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing Fund through the Interfund Lending Program. A borrowing Fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets. If a borrowing Fund’s total outstanding borrowings exceed 10% of its total assets, the Fund must secure each of its outstanding borrowings through the Interfund Lending Program with collateral equal to 102% of the outstanding principal value of the loan.

The Fund is not required to borrow money under the Interfund Lending Program and may borrow under other arrangements, including their existing bank line of credit. This could result in the Fund borrowing money at a higher interest rate than it would have received under the Interfund Lending Program.

During the reporting period, the Fund did not utilize the Interfund Lending Program.

AQR Funds	Semi-Annual Report	March 2019

30

Notes to Financial Statements	March 31, 2019 (Unaudited)

12. Line of Credit

Effective March 22, 2019 and terminating on March 20, 2020, the Trust renewed a $350,000,000 committed syndicated line of credit (the “Agreement”) with Bank of America, N.A., as the Administrative Agent. Borrowing, if any, under this arrangement bears, as incurred, interest at the sum of(a) 1.0% per annum plus (b) the higher of (i) the Federal Funds Rate or (ii) the Eurodollar Rate, which is paid monthly. The maximum loan amount available to a Fund is the lesser of an amount which will not exceed the borrowing limits set forth in the Fund Prospectus and/or Registration Statement and will not cause the asset coverage ratio for any borrowings by a Fund to drop below the required amount under the Agreement (between 300-500% per Fund). The Agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. In the event of a draw upon the line of credit, liquid assets of the borrowing Fund may be designated as collateral until its loan is repaid in full.

There were no open borrowings as of March 31, 2019 by any of the Funds in the Trust. The Fund did not have any borrowings for the period ended March 31, 2019.

13. Principal Ownership

As of March 31, 2019, the Fund had individual shareholder and/or omnibus accounts owning more than 5% of the total shares outstanding of the Fund as follows:

FUND	NUMBER OF INDIVIDUAL SHAREHOLDERS AND/OR OMNIBUS ACCOUNTS	TOTAL PERCENTAGE INTEREST HELD
AQR Core Plus Bond Fund*	3	94.40%

*	The percentage held by the Adviser and/or affiliates is 94.40%,

Significant shareholder transactions by these shareholders, if any, may impact the Fund’s performance.

14. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization in conjunction with Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs and Final Rule Release No. 33-10234, Investment Company Swing Pricing. Collectively, these rules modernize and enhance the reporting and disclosure of information by registered investment companies. The new rules will allow the SEC to more effectively collect and use data reported by fund, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review. The amendments to Regulation S-X were applied to the Fund’s financial statements. The adoption had no effect on the Fund’s net assets or results of operations.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update No. 2017-08, Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for the premium on certain purchased callable debt securities to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The Funds are required to apply ASU 2017-08 for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management has determined that the adoption of ASU 2017-08 did not have a material impact on the financial statements.

15. Subsequent Events

The Fund has evaluated subsequent events through the date of issuance of this report and has determined that there is no material events.

AQR Funds	Semi-Annual Report	March 2019

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Fund Expense Examples

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ending 03/31/19” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 3/31/19	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 3/31/19

AQR Core Plus Bond Fund

Class I
Actual Return	$1,000.00	$1,044.00	0.44%	$2.24
Hypothetical Return	$1,000.00	$1,022.74	0.44%	$2.22

Class N
Actual Return	$1,000.00	$1,042.90	0.63%	$3.21
Hypothetical Return	$1,000.00	$1,021.79	0.63%	$3.18

Class R6
Actual Return	$1,000.00	$1,044.30	0.37%	$1.89
Hypothetical Return	$1,000.00	$1,023.09	0.37%	$1.87

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	March 2019

32

Board Approval of Investment Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds met in person on November 15-16, 2018 to consider the continuation of the Investment Management Agreement II, as amended, between AQR Capital Management, LLC (“AQR” or the “Adviser”) and the AQR Funds on behalf of the AQR Core Plus Bond Fund (the “Fund”) and certain other AQR Funds (“Management Agreement”).

In addition, the Board Members who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), held a separate telephonic meeting on November 9, 2018 with independent legal counsel and representatives of AQR to review the materials provided and the relevant legal considerations (together with the in-person meeting held on November 15-16, 2018, the “Meetings”). In accordance with Section 15(c) of the 1940 Act, the Board requested and considered materials furnished by AQR relevant to the Board’s consideration of whether to approve the continuation of the Management Agreement. These materials included: (i) memoranda and materials provided by AQR describing the personnel and services provided or to be provided, as applicable, to the Fund; (ii) performance information for the Fund relevant to the consideration of the Management Agreement; (iii) information independently compiled and prepared by Morningstar Associates, LLC (“Morningstar”) and Broadridge relating to the Fund’s fees and expenses and performance relative to peers; (iv) financial information for AQR and a profitability analysis showing AQR’s profitability from providing services to the Fund; and (v) a discussion of the compliance program of AQR and the regulatory exam history of AQR.

At the in-person meeting held on November 15-16, 2018, the Board, including the Independent Board Members, unanimously approved the continuation of the Management Agreement for an additional one-year period for the Fund. In approving the continuation of the Management Agreement for the Fund, the Board considered all factors it believed to be relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided or to be provided, as applicable, by the Adviser; (b) the investment performance of the Fund and the Adviser’s portfolio management; (c) the management fee and the cost of the services provided or to be provided, as applicable, and profits realized or expected to be realized, as applicable, by the Adviser from the relationship with the Fund and the fund complex; (d) economies of scale; (e) fall-out benefits; and (f) other factors.

The Board also considered other matters it deemed important to the approval process, such as AQR’s services related to the valuation and pricing of the Fund’s portfolio holdings, direct and indirect benefits to the Adviser and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s consideration. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weightings to the various items considered.

In considering the renewal of the Management Agreement for the Fund, the Board did not view the Management Agreement as creating third-party beneficiary rights in shareholders to enforce the terms of the Management Agreement against the Adviser.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Management Agreement:

The Nature, Extent and Quality of the Services Provided by the Adviser. The Board Members reviewed the services that the Adviser provides or will provide, as applicable, to the Fund under the Management Agreement, including certain administrative services. The Board considered the size and experience of the Adviser’s staff, its use of technology, and the Fund’s stated investment objectives, strategies and processes. In connection with the investment advisory services provided or to be provided, as applicable, to the Fund, the Board Members took into account discussions they had regularly as part of quarterly Board meetings with representatives of the Adviser regarding the management of the Fund’s investments in accordance with the Fund’s stated investment objectives and policies and the types of transactions that are entered into on behalf of the Fund. During these discussions, the Board Members asked questions of, and received answers from, representatives of the Adviser regarding the formulation and implementation of the Fund’s investment strategies, their efficacy and potential risks.

In addition to the investment advisory services provided to the Fund, the Board Members considered that AQR also provides or will provide, as applicable, shareholder and administrative services, oversight of Fund accounting, risk management, compliance oversight, oversight of third party service providers and assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. In particular, the Board Members considered the compliance, shareholder and administrative services provided or to be provided, as applicable, to the Fund by AQR under the Management Agreement. The Board Members recognized the enterprise risk involved in providing services to the Fund over time.

Finally, the Independent Board Members had several opportunities to meet outside the presence of Fund management in executive session separately with independent legal counsel to discuss and consider the Management Agreement. Based on the presentations and materials at the Meetings and their familiarity gained through regular Board presentations over time, the Board concluded that the services provided to the Fund by AQR pursuant to the Management Agreement were of a high quality and benefit the Fund.

Investment Performance of the Fund and the Adviser’s Portfolio Management. The Board considered the investment performance of the Fund. In particular, the Independent Board Members considered the investment performance of the Fund relative to its stated objectives and the Adviser’s efforts to achieve such goals as well as the performance of the Fund relative to funds identified by Morningstar as its peers. The Board considered that as of the date of their review the Fund had less than a full year of performance history. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Fund. Based on these factors, the Board Members determined that the performance of the Fund is consistent with its stated objectives and strategies and AQR’s investment process.

AQR Funds	Semi-Annual Report	March 2019

33

Board Approval of Investment Advisory Agreements

The Management Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Fund. The Board, including the Independent Board Members, received information regarding the management fees paid or to be paid, as applicable, by the Fund to the Adviser pursuant to the Management Agreement. The Board examined this information in order to determine the reasonableness of the fees in light of the nature and quality of services provided or to be provided, as applicable, to the Fund and the costs incurred or to be incurred by and benefits to the Adviser in providing those services, and other relevant factors. To assist in this analysis, the Board received a report independently prepared by Broadridge (the “Broadridge Report”). The Broadridge Report showed comparative fee information for the Fund’s Broadridge category, including expense comparisons of contractual investment management fees and actual net expenses. The Board also reviewed information regarding the fees the Adviser charges for other funds and accounts managed by the Adviser.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to activities related to the Fund. The Adviser provided the Board Members a detailed description of the methodology and inputs used to determine profitability. AQR advised that an independent third party expert had reviewed the methodology for allocating costs to different lines of business and to individual AQR Funds and reminded the Board that it had met with the third party to discuss its review at a previous meeting. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, costs of recruiting and retaining personnel, taxes, expense allocations and business mix.

The Board reviewed the Adviser’s unaudited financial information. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Fund and attract and retain high quality employees.

Based on their review of the materials presented at the Meeting and discussions of these materials, the Board concluded that the management fees under the Management Agreement are reasonable and the Adviser’s profitability was not excessive.

Economies of Scale. The Adviser provided the Board with information concerning the extent to which economies of scale were realized as the Fund grew and whether fee levels were reflective of such economies of scale. To show that economies are being shared, the Adviser presented information regarding the Fund’s management fees relative to comparable funds of similar and/or larger sizes, showing that management fees were set at a competitive level. The Board recognized that economies were also being shared or were expected to be shared, as applicable, through the expense limitation agreements for the Fund. The Board noted that, under the Management Agreement, the Fund has no breakpoints in its management fee that would allow investors to benefit directly in the form of lower fees as fund assets grew. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit the Fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and further enhance the quality of, its operations. In particular, the Board noted the continuing enhancements to AQR’s services to the Fund in areas such as compliance, portfolio management, technology and administration. AQR advised that its growth as a firm has resulted in additional benefits to the AQR Funds, such as the ability to negotiate better terms with service providers, to undertake securities lending activities and to establish a dedicated money market fund for the AQR Funds. The principals of the Adviser have also provided seed capital in excess of regulatory minimums for extended periods.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Fund, both tangible and intangible, noting that no payments are received by the Adviser from the Fund beyond the fees under the Management Agreement. The Board was advised by AQR that AQR may obtain greater exposure to the public as a result of managing the AQR Funds, which could lead to additional business opportunities, such as sub-advisory mandates. The Adviser may also obtain reputational benefits. The Board also received information regarding the Adviser’s brokerage and soft dollar practices, noting that the Adviser does not presently intend to make use of soft dollars to acquire third-party research. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Fund, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firm’s various advisory clients.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of investment management agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the management fee rates under the Management Agreement are reasonable in relation to the services provided or to be provided, as applicable, by the Adviser to the Fund, as well as the costs incurred or expected to be incurred, as applicable, and benefits to be gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the investment management fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar size or of an anticipated size, as applicable. As a result, all of the Board Members, including the Independent Board Members voting separately, approved the continuation of the Management Agreement with respect to the Fund. The Independent Board Members were represented by independent legal counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	March 2019

34

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 4th Floor

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

JPMorgan Chase Bank, N.A.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website https://funds.aqr.com, or by accessing the SEC’s website at www.SEC.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experienced of its management, marketability of shares and other information.

AQR Funds

P.O. Box 2248, Denver, CO 80201-2248  |  p: +1.866.290.2688  |  w: https://funds.aqr.com

Item 2. Code of Ethics.

As of the end of the period, March 31, 2019, the Registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 13 (a)(1).

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(a)(4)	Any change in the Registrant’s independent public accountant – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By: /s/ Marco Hanig

------------------------------------

Marco Hanig,

Principal Executive Officer

May 31, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Marco Hanig

------------------------------------

Marco Hanig,

Principal Executive Officer

May 31, 2019

By: /s/ Heather Bonner

------------------------------------

Heather Bonner,

Principal Financial Officer

May 31, 2019